UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of Registrant as specified in charter)

380 Madison Avenue, 21st Floor

New York, NY 10017

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866)-909-9473

Date of fiscal year end: March 31

Date of reporting period: September 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report(s) to Stockholders.

The Trust’s Semi-Annual Report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

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WisdomTree Trust

Domestic Dividend Funds

Semi-Annual Report

For the six-month period ended September 30, 2009

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Dividend Fund (DTD)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
General Electric Co.	4.4%
Bank of America Corp.	3.6%
AT&T, Inc.	3.1%
Pfizer, Inc.	2.8%
JPMorgan Chase & Co.	2.8%
Exxon Mobil Corp.	2.5%
Microsoft Corp.	2.1%
Wells Fargo & Co.	1.8%
Johnson & Johnson	1.8%
Chevron Corp.	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index.

The WisdomTree Total Dividend Fund returned 36.70% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 22.02% of the Fund and returns of 70.38% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 10.41% over the period, with an average weight of 6.01% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Dividend Index	Russell 3000 Index
Six Months[1]	36.70%	36.20%	37.21%	35.87%
One Year	-11.14%	-11.18%	-11.09%	-6.42%
Three Year	-7.26%	-7.26%	-6.86%	-5.05%
Since Inception[2]	-4.32%	-4.37%	-3.99%	-2.75%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	1

Performance Summary (unaudited)

WisdomTree Equity Income Fund (DHS)

(Formerly WisdomTree High-Yielding Equity Fund)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
General Electric Co.	9.2%
Bank of America Corp.	7.5%
AT&T, Inc.	6.5%
Pfizer, Inc.	5.9%
JPMorgan Chase & Co.	5.9%
Philip Morris International, Inc.	3.6%
Wells Fargo & Co.	3.5%
Verizon Communications, Inc.	3.4%
Merck & Co., Inc.	2.5%
Altria Group, Inc.	2.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Equity Income Index.

The WisdomTree Equity Income Fund returned 48.72% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 35.39% of the Fund and returns of 79.91% over the period. Contributing least to the Fund’s performance was Energy, which returned 43.20% over the period, with an average weight of 0.70% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Equity Income Index	Russell 1000 Value Index
Six Months[1]	48.72%	48.56%	49.31%	37.99%
One Year	-15.94%	-15.22%	-15.84%	-10.62%
Three Year	-11.27%	-11.29%	-11.10%	-7.86%
Since Inception[2]	-7.68%	-7.70%	-7.52%	-4.84%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree LargeCap Dividend Fund (DLN)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
General Electric Co.	5.1%
Bank of America Corp.	4.2%
AT&T, Inc.	3.6%
Pfizer, Inc.	3.3%
JPMorgan Chase & Co.	3.2%
Exxon Mobil Corp.	2.9%
Microsoft Corp.	2.5%
Wells Fargo & Co.	2.1%
Johnson & Johnson	2.1%
Chevron Corp.	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Dividend Index.

The WisdomTree LargeCap Dividend Fund returned 33.98% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 19.22% of the Fund and returns of 74.71% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 9.44% over the period, with an average weight of 6.51% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Dividend Index	S&P 500 Index
Six Months[1]	33.98%	33.62%	34.34%	34.02%
One Year	-11.68%	-12.00%	-11.24%	-6.91%
Three Year	-7.59%	-7.65%	-7.17%	-5.42%
Since Inception[2]	-4.49%	-4.60%	-4.16%	-2.90%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Dividend ex-Financials Fund (DTN)

(Formerly WisdomTree Dividend Top 100 Fund)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
CenturyTel, Inc.	4.4%
Windstream Corp.	2.9%
Pepco Holdings, Inc.	2.2%
NiSource, Inc.	2.1%
Reynolds American, Inc.	2.1%
Pinnacle West Capital Corp.	1.8%
Spectra Energy Corp.	1.8%
Oneok, Inc.	1.7%
Altria Group, Inc.	1.7%
DTE Energy Co.	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Dividend ex-Financials Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend ex-Financials Index. The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks outside the financial sector. Prior to May 8, 2009, the WisdomTree Dividend ex-Financials Fund was named the WisdomTree Dividend Top 100 Fund and followed the investment objective of the WisdomTree Dividend Top 100 Index. The information on this page and throughout this financial report reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

The WisdomTree Dividend ex-Financials Fund returned 44.61% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 5.05% of the Fund and returns of 42.25% over the period. Contributing least to the Fund’s performance was Energy, which returned 20.29% over the period, with an average weight of 7.34% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Dow Jones U.S. Select Dividend Index
Six Months[2]	44.61%	44.51%	45.24%	34.46%
One Year	-12.89%	-12.89%	-12.99%	-18.37%
Three Year	-7.87%	-7.90%	-7.34%	-9.99%
Since Inception[3]	-4.70%	-4.72%	-4.40%	-7.29%
[1]	WisdomTree Dividend Top 100 Index through May 7, 2009; WisdomTree Dividend ex-Financials Index thereafter.
[2]	Returns of less than one year are cumulative.

[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic Dividend Funds

Performance Summary (unaudited)

WisdomTree MidCap Dividend Fund (DON)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
ProLogis	2.2%
Hartford Financial Services Group, Inc.	1.8%
Gannett Co., Inc.	1.8%
Macy’s, Inc.	1.2%
Ventas, Inc.	1.2%
Masco Corp.	1.1%
Ltd. Brands, Inc.	1.1%
CenturyTel, Inc.	1.1%
Macerich Co. (The)	1.1%
R.R. Donnelley & Sons Co.	1.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Dividend Index.

The WisdomTree MidCap Dividend Fund returned 52.93% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 37.42% of the Fund and returns of 56.53% over the period. Contributing least to the Fund’s performance was Healthcare, which returned 33.53% over the period, with an average weight of 1.44% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Dividend Index	S&P MidCap 400 Index
Six Months[1]	52.93%	52.54%	53.41%	42.47%
One Year	-7.16%	-7.51%	-7.22%	-3.11%
Three Year	-5.48%	-5.48%	-6.19%	-1.39%
Since Inception[2]	-3.18%	-3.06%	-3.79%	-0.60%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic Dividend Funds	5

Performance Summary (unaudited)

WisdomTree SmallCap Dividend Fund (DES)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
HRPT Properties Trust	4.1%
Ares Capital Corp.	2.6%
Brandywine Realty Trust	2.1%
Temple-Inland, Inc.	1.3%
Jones Apparel Group, Inc.	1.2%
BioMed Realty Trust, Inc.	1.2%
Student Loan Corp. (The)	1.2%
Williams-Sonoma, Inc.	1.2%
CBL & Associates Properties, Inc.	1.1%
Entertainment Properties Trust	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Dividend Index.

The WisdomTree SmallCap Dividend Fund returned 59.61% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 44.56% of the Fund and returns of 63.20% over the period. Contributing least to the Fund’s performance was Health Care, which returned 24.74% over the period, with an average weight of 1.23% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 7 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Dividend Index	Russell 2000 Index
Six Months[1]	59.61%	58.85%	60.14%	43.95%
One Year	-11.23%	-10.58%	-10.26%	-9.55%
Three Year	-7.13%	-7.13%	-7.34%	-4.57%
Since Inception[2]	-4.54%	-4.53%	-4.67%	-2.72%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic Dividend Funds

Description of Indexes

Below are the descriptions of each index referenced in this Semi-Annual Report:

Correlated WisdomTree Indexes:

The WisdomTree Dividend Index is a fundamentally weighted index that defines the dividend-paying portion of the U.S. stock market.

The WisdomTree Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Dividend Index.

The WisdomTree LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the U.S. dividend-paying market.

The WisdomTree Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree LargeCap Dividend Index.

The WisdomTree Dividend ex-Financials Index measures the performance of high dividend-yielding stocks of primarily large-capitalization and mid-capitalization U.S. companies, outside the financial sector

The WisdomTree MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the U.S. dividend-paying market.

The WisdomTree SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the U.S. dividend-paying market.

Benchmarks:

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Dow Jones Select Dividend Index measures the performance of 100 U.S. dividend-paying companies.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-cap range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

Index returns do not reflect expenses paid by the Fund. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Domestic Dividend Funds	7

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/09 to 9/30/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

8	WisdomTree Domestic Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Annualized Expense Ratio Based on the Period 4/01/09 to 9/30/09	Expenses Paid During the Period† 4/01/09 to 9/30/09
WisdomTree Total Dividend Fund
Actual	$1,000.00	$1,367.00	0.28%	$1.69
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.28%	$1.44
WisdomTree Equity Income Fund
Actual	$1,000.00	$1,487.20	0.38%	$2.40
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree LargeCap Dividend Fund
Actual	$1,000.00	$1,339.80	0.28%	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.64	0.28%	$1.44
WisdomTree Dividend ex-Financials Fund
Actual	$1,000.00	$1,446.10	0.38%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree MidCap Dividend Fund
Actual	$1,000.00	$1,529.26	0.38%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
WisdomTree SmallCap Dividend Fund
Actual	$1,000.00	$1,596.10	0.38%	$2.50
Hypothetical (5% return before expenses)	$1,000.00	$1,023.14	0.38%	$1.95
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period).

WisdomTree Domestic Dividend Funds	9

Schedule of Investments (unaudited)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.1%
Harte-Hanks, Inc.	1,696	$23,455
Omnicom Group, Inc.	2,819	104,134

Total Advertising		127,589
Aerospace/Defense – 2.2%
Boeing Co. (The)	11,774	637,562
General Dynamics Corp.	4,111	265,571
Goodrich Corp.	1,508	81,945
L-3 Communications Holdings, Inc.	888	71,324
Lockheed Martin Corp.	4,742	370,255
Northrop Grumman Corp.	5,164	267,237
Raytheon Co.	3,887	186,459
Rockwell Collins, Inc.	1,751	88,951
United Technologies Corp.	11,807	719,401

Total Aerospace/Defense		2,688,705
Agriculture – 3.6%
Altria Group, Inc.	71,673	1,276,496
Archer-Daniels-Midland Co.	4,985	145,662
Lorillard, Inc.	4,510	335,093
Philip Morris International, Inc.	43,731	2,131,449
Reynolds American, Inc.	9,992	444,844
Universal Corp.	681	28,479
Vector Group Ltd.(a)	3,688	57,459

Total Agriculture		4,419,482
Apparel – 0.4%
Cherokee, Inc.	1,335	32,000
Columbia Sportswear Co.(a)	315	12,965
Jones Apparel Group, Inc.	3,215	57,645
NIKE, Inc. Class B	2,982	192,935
VF Corp.	1,937	140,297
Wolverine World Wide, Inc.	532	13,215

Total Apparel		449,057
Auto Manufacturers – 0.1%
PACCAR, Inc.	3,901	147,107
Auto Parts & Equipment – 0.2%
Cooper Tire & Rubber Co.	2,159	37,955
Johnson Controls, Inc.	7,298	186,537

Total Auto Parts & Equipment		224,492
Banks – 13.6%
1st Source Corp.	818	13,333
Associated Banc-Corp.	3,643	41,603
BancorpSouth, Inc.	1,621	39,569
Bank of America Corp.	261,039	4,416,780
Bank of Hawaii Corp.	956	39,712
Bank of New York Mellon Corp. (The)	17,532	508,253
BB&T Corp.	16,043	437,011
BOK Financial Corp.	685	31,729
Capital One Financial Corp.	8,002	285,911
Cathay General Bancorp	577	4,668
Chemical Financial Corp.	700	15,253

Investments	Shares	Value

City Holding Co.	427	$12,729
City National Corp.	943	36,711
Comerica, Inc.	4,401	130,578
Commerce Bancshares, Inc.	804	29,941
Community Bank System, Inc.	765	13,977
Community Trust Bancorp, Inc.	618	16,173
Cullen/Frost Bankers, Inc.	744	38,420
CVB Financial Corp.(a)	1,628	12,356
East West Bancorp, Inc.	996	8,267
Fifth Third Bancorp	19,246	194,962
First Busey Corp.(a)	1,886	8,864
First Commonwealth Financial Corp.	2,524	14,336
First Financial Bancorp	1,977	23,823
First Financial Bankshares, Inc.	369	18,251
First Midwest Bancorp, Inc.	1,514	17,063
FirstMerit Corp.	2,118	40,305
FNB Corp.	3,242	23,051
Fulton Financial Corp.	4,988	36,712
Glacier Bancorp, Inc.(a)	996	14,880
Goldman Sachs Group, Inc. (The)	3,148	580,334
Hancock Holding Co.	435	16,343
Harleysville National Corp.	2,157	11,497
Huntington Bancshares, Inc.	12,175	57,344
Iberiabank Corp.	239	10,889
International Bancshares Corp.	1,157	18,871
JPMorgan Chase & Co.	78,267	3,429,660
KeyCorp	6,498	42,237
M&T Bank Corp.	2,336	145,579
Marshall & Ilsley Corp.	11,048	89,157
MB Financial, Inc.	551	11,554
Morgan Stanley	31,120	960,986
National Penn Bancshares, Inc.	2,046	12,501
NBT Bancorp, Inc.	614	13,840
Northern Trust Corp.	1,891	109,981
Old National Bancorp	1,885	21,112
Park National Corp.(a)	390	22,753
PNC Financial Services Group, Inc.	9,313	452,519
Prosperity Bancshares, Inc.	543	18,891
Regions Financial Corp.	14,652	90,989
S&T Bancorp, Inc.	580	7,517
State Street Corp.	4,277	224,970
SunTrust Banks, Inc.	11,037	248,884
Susquehanna Bancshares, Inc.	2,790	16,433
Synovus Financial Corp.	4,531	16,991
TCF Financial Corp.	4,599	59,971
TrustCo Bank Corp.	1,961	12,256
Trustmark Corp.	1,265	24,098
U.S. Bancorp	50,126	1,095,754
UMB Financial Corp.	372	15,044
Umpqua Holdings Corp.	1,692	17,935
United Bankshares, Inc.(a)	806	15,790
Valley National Bancorp	2,975	36,563
Webster Financial Corp.	2,443	30,464
Wells Fargo & Co.	79,836	2,249,778

See Notes to Financial Statements.

10	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

WesBanco, Inc.	742	$11,471
Westamerica Bancorp.	447	23,244
Whitney Holding Corp.	1,631	15,560
Wilmington Trust Corp.	1,828	25,958
Zions Bancorp.	2,588	46,506

Total Banks		16,837,445
Beverages – 2.7%
Brown-Forman Corp. Class A	856	43,716
Brown-Forman Corp. Class B	745	35,924
Coca-Cola Co. (The)	33,222	1,784,021
Coca-Cola Enterprises, Inc.	5,064	108,420
Molson Coors Brewing Co. Class B	1,191	57,978
Pepsi Bottling Group, Inc.	2,840	103,490
PepsiAmericas, Inc.	1,630	46,553
PepsiCo, Inc.	20,476	1,201,122

Total Beverages		3,381,224
Building Materials – 0.2%
Eagle Materials, Inc.	417	11,918
Lennox International, Inc.	576	20,805
Martin Marietta Materials, Inc.	305	28,081
Masco Corp.	11,777	152,159
Simpson Manufacturing Co., Inc.	438	11,064

Total Building Materials		224,027
Chemicals – 2.9%
Air Products & Chemicals, Inc.	3,262	253,066
Airgas, Inc.	591	28,587
Albemarle Corp.	1,035	35,811
Arch Chemicals, Inc.	436	13,076
Ashland, Inc.	902	38,984
Cabot Corp.	1,509	34,873
Celanese Corp. Series A	903	22,575
CF Industries Holdings, Inc.	236	20,350
Cytec Industries, Inc.	529	17,177
Dow Chemical Co. (The)	32,467	846,415
E.I. Du Pont de Nemours & Co.	24,107	774,799
Eastman Chemical Co.	1,810	96,907
Ecolab, Inc.	1,428	66,016
FMC Corp.	386	21,713
Huntsman Corp.	11,637	106,013
Innophos Holdings, Inc.	854	15,799
International Flavors & Fragrances, Inc.	1,144	43,392
Lubrizol Corp.	1,064	76,033
Monsanto Co.	3,076	238,082
Mosaic Co. (The)	1,148	55,184
Olin Corp.	1,642	28,636
PPG Industries, Inc.	3,489	203,095
Praxair, Inc.	3,307	270,149
RPM International, Inc.	3,521	65,103
Sensient Technologies Corp.	804	22,327
Sherwin-Williams Co. (The)	1,241	74,659
Sigma-Aldrich Corp.	670	36,167
Terra Industries, Inc.	1,128	39,108

Investments	Shares	Value

Valhi, Inc.	1,466	$17,768
Valspar Corp. (The)	1,437	39,532
Westlake Chemical Corp.	663	17,039

Total Chemicals		3,618,435
Coal – 0.1%
Arch Coal, Inc.	1,161	25,693
Consol Energy, Inc.	1,158	52,237
Massey Energy Co.	847	23,623
Peabody Energy Corp.	1,308	48,684
Walter Energy, Inc.	497	29,850

Total Coal		180,087
Commercial Services – 1.2%
ABM Industries, Inc.	866	18,221
Automatic Data Processing, Inc.	7,552	296,794
Corporate Executive Board Co. (The)	1,387	34,536
Deluxe Corp.	1,902	32,524
Equifax, Inc.	423	12,326
H&R Block, Inc.	3,962	72,822
Healthcare Services Group	1,159	21,279
Hillenbrand, Inc.	1,466	29,862
Interactive Data Corp.	1,200	31,452
Landauer, Inc.	293	16,109
Lender Processing Services, Inc.	818	31,223
Manpower, Inc.	774	43,894
Mastercard, Inc. Class A	185	37,398
McGrath Rentcorp	596	12,677
Moody’s Corp.	1,475	30,179
Paychex, Inc.	7,069	205,354
Pharmaceutical Product Development, Inc.	937	20,558
R.R. Donnelley & Sons Co.	6,689	142,208
Robert Half International, Inc.	1,663	41,608
Rollins, Inc.	941	17,738
SEI Investments Co.	927	18,243
Service Corp. International	3,581	25,103
Sotheby’s(a)	2,156	37,148
Strayer Education, Inc.(a)	74	16,108
Total System Services, Inc.	1,943	31,302
Visa, Inc. Class A	1,463	101,108
Washington Post Co. (The) Class B	75	35,106
Weight Watchers International, Inc.	417	11,442
Western Union Co. (The)	939	17,766

Total Commercial Services		1,442,088
Computers – 1.7%
Diebold, Inc.	1,181	38,890
Hewlett-Packard Co.	9,314	439,714
International Business Machines Corp.	13,496	1,614,256
Jack Henry & Associates, Inc.	763	17,908

Total Computers		2,110,768
Cosmetics/Personal Care – 2.1%
Alberto-Culver Co.	688	19,044
Avon Products, Inc.	6,184	210,009

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	11

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Colgate-Palmolive Co.	5,297	$404,055
Estee Lauder Cos., Inc. (The) Class A	1,050	38,934
Procter & Gamble Co. (The)	33,124	1,918,542

Total Cosmetics/Personal Care		2,590,584
Distribution/Wholesale – 0.2%
Fastenal Co.	1,115	43,151
Genuine Parts Co.	2,821	107,367
Owens & Minor, Inc.	525	23,756
Pool Corp.(a)	811	18,020
W.W. Grainger, Inc.	617	55,135
Watsco, Inc.	593	31,969

Total Distribution/Wholesale		279,398
Diversified Financial Services – 1.8%
American Express Co.	17,782	602,810
Ameriprise Financial, Inc.	2,800	101,724
BGC Partners, Inc. Class A	4,604	19,705
BlackRock, Inc.	1,136	246,307
Charles Schwab Corp. (The)	7,736	148,144
CME Group, Inc.	604	186,147
Discover Financial Services	5,446	88,389
Eaton Vance Corp.	1,552	43,440
Federated Investors, Inc. Class B	2,148	56,643
Franklin Resources, Inc.	1,223	123,034
GFI Group, Inc.	3,822	27,633
Greenhill & Co., Inc.	340	30,457
Legg Mason, Inc.	2,759	85,612
NYSE Euronext	5,027	145,230
Raymond James Financial, Inc.	1,259	29,310
Student Loan Corp. (The)	1,241	57,582
T. Rowe Price Group, Inc.	3,091	141,259
Waddell & Reed Financial, Inc. Class A	2,157	61,367

Total Diversified Financial Services		2,194,793
Electric – 5.4%
Allegheny Energy, Inc.	1,416	37,552
ALLETE, Inc.	776	26,050
Alliant Energy Corp.	2,319	64,584
Ameren Corp.	6,781	171,424
American Electric Power Co., Inc.	8,543	264,748
Avista Corp.	1,087	21,979
Black Hills Corp.	884	22,250
CH Energy Group, Inc.	633	28,048
Cleco Corp.	1,189	29,820
CMS Energy Corp.	3,683	49,352
Consolidated Edison, Inc.	6,778	277,491
Constellation Energy Group, Inc.	5,615	181,758
Dominion Resources, Inc.	10,618	366,321
DPL, Inc.	2,697	70,392
DTE Energy Co.	4,189	147,201
Duke Energy Corp.	32,974	519,011
Edison International	5,184	174,079
Empire District Electric Co. (The)(a)	1,211	21,907
Entergy Corp.	2,853	227,841
Exelon Corp.	10,796	535,698

Investments	Shares	Value

FirstEnergy Corp.	5,546	$253,563
FPL Group, Inc.	6,018	332,374
Great Plains Energy, Inc.	4,425	79,429
Hawaiian Electric Industries, Inc.	2,237	40,534
IDACORP, Inc.	925	26,631
Integrys Energy Group, Inc.	2,069	74,256
ITC Holdings Corp.	721	32,769
MDU Resources Group, Inc.	2,597	54,147
MGE Energy, Inc.	731	26,667
Northeast Utilities	2,501	59,374
NorthWestern Corp.	1,046	25,554
NSTAR	1,941	61,763
NV Energy, Inc.	4,228	49,003
OGE Energy Corp.	2,172	71,850
Otter Tail Corp.	935	22,375
Pepco Holdings, Inc.	5,846	86,988
PG&E Corp.	6,039	244,519
Pinnacle West Capital Corp.	3,085	101,250
PNM Resources, Inc.	1,949	22,764
Portland General Electric Co.	1,559	30,743
PPL Corp.	6,754	204,916
Progress Energy, Inc.	6,901	269,553
Public Service Enterprise Group, Inc.	9,328	293,272
SCANA Corp.	2,686	93,741
Southern Co. (The)	14,933	472,928
TECO Energy, Inc.	6,232	87,747
UIL Holdings Corp.	697	18,394
Unisource Energy Corp.	620	19,065
Westar Energy, Inc.	2,843	55,467
Wisconsin Energy Corp.	1,280	57,818
Xcel Energy, Inc.	9,661	185,878

Total Electric		6,692,838
Electrical Components & Equipment – 0.5%
Ametek, Inc.	432	15,081
Emerson Electric Co.	12,564	503,565
Hubbell, Inc. Class B	1,001	42,042
Molex, Inc.	1,378	28,773
Molex, Inc. Class A	2,336	43,893

Total Electrical Components & Equipment		633,354
Electronics – 0.2%
AVX Corp.	2,085	24,874
Brady Corp. Class A	771	22,143
Gentex Corp.	3,106	43,950
Jabil Circuit, Inc.	4,171	55,933
National Instruments Corp.	867	23,955
PerkinElmer, Inc.	1,086	20,895

Total Electronics		191,750
Engineering & Construction – 0.0%
Fluor Corp.	782	39,765
Granite Construction, Inc.	396	12,252
KBR, Inc.	497	11,575

Total Engineering & Construction		63,592

See Notes to Financial Statements.

12	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Entertainment - 0.2%
Cinemark Holdings, Inc.	4,853	$50,277
International Game Technology	5,846	125,572
National CineMedia, Inc.	1,501	25,472
Regal Entertainment Group Class A	6,586	81,140

Total Entertainment		282,461
Environmental Control – 0.2%
Mine Safety Appliances Co.	763	20,990
Nalco Holding Co.	828	16,966
Republic Services, Inc.	2,641	70,171
Waste Management, Inc.	6,670	198,900

Total Environmental Control		307,027
Food – 2.3%
B&G Foods, Inc. Class A	3,314	27,142
Campbell Soup Co.	5,303	172,984
ConAgra Foods, Inc.	8,975	194,578
Corn Products International, Inc.	672	19,166
Del Monte Foods Co.	2,357	27,294
Flowers Foods, Inc.	1,152	30,286
General Mills, Inc.	4,106	264,344
H.J. Heinz Co.	5,635	223,991
Hershey Co. (The)	2,443	94,935
Hormel Foods Corp.	1,465	52,037
J.M. Smucker Co. (The)	1,621	85,929
Kellogg Co.	5,055	248,858
Kraft Foods, Inc. Class A	26,759	702,959
Kroger Co. (The)	3,401	70,197
Lancaster Colony Corp.	542	27,788
Lance, Inc.	570	14,717
McCormick & Co., Inc.	1,630	55,322
Ruddick Corp.	544	14,481
Safeway, Inc.	2,029	40,012
Sara Lee Corp.	13,581	151,292
SUPERVALU, Inc.	4,886	73,583
Sysco Corp.	10,177	252,899
Tyson Foods, Inc. Class A	2,741	34,619
Weis Markets, Inc.	592	18,914

Total Food		2,898,327
Forest Products & Paper – 0.7%
Glatfelter	750	8,610
International Paper Co.	14,686	326,470
MeadWestvaco Corp.	5,883	131,250
Plum Creek Timber Co., Inc.	3,208	98,293
Rayonier, Inc.	2,107	86,197
Weyerhaeuser Co.	6,308	231,188

Total Forest Products & Paper		882,008
Gas – 0.7%
AGL Resources, Inc.	1,589	56,044
Atmos Energy Corp.	2,280	64,250
Centerpoint Energy, Inc.	7,276	90,441
Energen Corp.	557	24,007
Laclede Group, Inc. (The)	469	15,083

Investments	Shares	Value

National Fuel Gas Co.	1,443	$66,104
New Jersey Resources Corp.	752	27,305
Nicor, Inc.	1,109	40,578
NiSource, Inc.	8,721	121,135
Northwest Natural Gas Co.	488	20,330
Piedmont Natural Gas Co., Inc.	889	21,283
Sempra Energy	3,372	167,959
South Jersey Industries, Inc.	520	18,356
Southern Union Co.	2,595	53,950
Southwest Gas Corp.	833	21,308
UGI Corp.	1,551	38,868
Vectren Corp.	1,948	44,882
WGL Holdings, Inc.	1,073	35,559

Total Gas		927,442
Hand/Machine Tools – 0.2%
Baldor Electric Co.	937	25,618
Black & Decker Corp.	960	44,438
Kennametal, Inc.	872	21,460
Lincoln Electric Holdings, Inc.	447	21,210
Regal-Beloit Corp.	379	17,324
Snap-On, Inc.	805	27,982
Stanley Works (The)	1,315	56,137

Total Hand/Machine Tools		214,169
Healthcare-Products – 2.6%
Baxter International, Inc.	4,960	282,770
Beckman Coulter, Inc.	360	24,818
Becton Dickinson & Co.	1,866	130,154
C.R. Bard, Inc.	248	19,495
DENTSPLY International, Inc.	520	17,961
Hill-Rom Holdings, Inc.	799	17,402
Johnson & Johnson	36,299	2,210,246
Medtronic, Inc.	10,989	404,395
Meridian Bioscience, Inc.	573	14,331
STERIS Corp.	505	15,377
Stryker Corp.	1,415	64,283
West Pharmaceutical Services, Inc.	316	12,833

Total Healthcare-Products		3,214,065
Healthcare-Services – 0.0%
Aetna, Inc.	329	9,156
Quest Diagnostics, Inc.	768	40,082
UnitedHealth Group, Inc.	595	14,899

Total Healthcare-Services		64,137
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	1,876	19,642
Home Builders – 0.1%
D.R. Horton, Inc.	2,759	31,480
KB Home	797	13,238
Lennar Corp. Class A	1,064	15,162
MDC Holdings, Inc.	676	23,485
Ryland Group, Inc.	571	12,031

Total Home Builders		95,396

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Home Furnishings – 0.1%
Ethan Allen Interiors, Inc.	1,010	$16,665
Whirlpool Corp.	1,135	79,405

Total Home Furnishings		96,070
Household Products/Wares – 0.7%
American Greetings Corp. Class A	1,077	24,017
Avery Dennison Corp.	2,258	81,311
Blyth, Inc.	407	15,763
Church & Dwight Co., Inc.	319	18,100
Clorox Co.	1,907	112,170
Fortune Brands, Inc.	2,712	116,562
Kimberly-Clark Corp.	7,785	459,159
Scotts Miracle-Gro Co. (The) Class A	591	25,383
Standard Register Co. (The)	3,663	21,538
Tupperware Brands Corp.	1,328	53,014

Total Household Products/Wares		927,017
Housewares – 0.1%
Newell Rubbermaid, Inc.	10,225	160,430
Toro Co.	366	14,556

Total Housewares		174,986
Insurance - 2.6%
Allstate Corp. (The)	11,527	352,957
American Family Life Assurance Co., Inc.	4,858	207,631
American Financial Group, Inc.	1,194	30,447
American National Insurance Co.	513	43,708
AON Corp.	1,574	64,046
Arthur J. Gallagher & Co.	2,205	53,736
Assurant, Inc.	1,093	35,042
Brown & Brown, Inc.	904	17,321
Chubb Corp.	3,935	198,363
Cincinnati Financial Corp.	3,580	93,044
Erie Indemnity Co. Class A	967	36,224
Fidelity National Financial, Inc. Class A	3,686	55,585
First American Corp.	1,315	42,567
Hanover Insurance Group, Inc. (The)	259	10,704
Harleysville Group, Inc.	460	14,559
Hartford Financial Services Group, Inc.	9,529	252,518
HCC Insurance Holdings, Inc.	1,060	28,991
Horace Mann Educators Corp.	1,626	22,715
Lincoln National Corp.	4,963	128,591
Loews Corp.	1,583	54,218
Marsh & McLennan Cos., Inc.	7,455	184,362
Mercury General Corp.	1,219	44,103
Metlife, Inc.	6,510	247,836
Odyssey Re Holdings Corp.	245	15,878
Old Republic International Corp.	6,310	76,856
Principal Financial Group, Inc.	2,327	63,737
Protective Life Corp.	1,465	31,380
Prudential Financial, Inc.	3,532	176,282
Reinsurance Group of America, Inc.	313	13,960
RLI Corp.	227	11,981
Safety Insurance Group, Inc.	421	13,859

Investments	Shares	Value

Selective Insurance Group, Inc.	710	$11,168
StanCorp Financial Group, Inc.	444	17,924
State Auto Financial Corp.	423	7,584
Torchmark Corp.	490	21,281
Transatlantic Holdings, Inc.	621	31,156
Travelers Cos., Inc. (The)	6,772	333,386
Unitrin, Inc.	3,177	61,920
Unum Group	2,454	52,614
W.R. Berkley Corp.	551	13,929
Zenith National Insurance Corp.	1,061	32,785

Total Insurance		3,206,948
Internet – 0.0%
NutriSystem, Inc.	856	13,063
United Online, Inc.	3,031	24,369

Total Internet		37,432
Investment Companies – 0.4%
Apollo Investment Corp.	14,910	142,391
Ares Capital Corp.	11,712	129,066
BlackRock Kelso Capital Corp.	4,271	31,691
Fifth Street Finance Corp.	2,397	26,199
Gladstone Capital Corp.	2,702	24,129
Hercules Technology Growth Capital, Inc.	3,592	35,273
NGP Capital Resources Co.	2,990	21,707
Prospect Capital Corp.(a)	2,636	28,232

Total Investment Companies		438,688
Iron/Steel – 0.3%
AK Steel Holding Corp.	1,097	21,644
Allegheny Technologies, Inc.	1,172	41,008
Carpenter Technology Corp.	736	17,215
Cliffs Natural Resources, Inc.	791	25,597
Nucor Corp.	3,918	184,185
Reliance Steel & Aluminum Co.	588	25,025
Steel Dynamics, Inc.	2,703	41,464
United States Steel Corp.	1,575	69,883

Total Iron/Steel		426,021
Leisure Time – 0.2%
Callaway Golf Co.	959	7,298
Harley-Davidson, Inc.	7,892	181,516
Polaris Industries, Inc.	835	34,051

Total Leisure Time		222,865
Lodging – 0.2%
Choice Hotels International, Inc.	771	23,947
Marriott International, Inc. Class A	2,813	77,611
Starwood Hotels & Resorts Worldwide, Inc.	3,929	129,775
Wyndham Worldwide Corp.	2,031	33,146

Total Lodging		264,479
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	9,923	509,348
Joy Global, Inc.	1,446	70,767

Total Machinery-Construction & Mining		580,115

See Notes to Financial Statements.

14	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Machinery-Diversified – 0.5%
Applied Industrial Technologies, Inc.	807	$17,076
Briggs & Stratton Corp.(a)	1,502	29,154
Cognex Corp.	1,158	18,968
Cummins, Inc.	2,330	104,407
Deere & Co.	5,186	222,583
Flowserve Corp.	512	50,453
Graco, Inc.	1,015	28,288
IDEX Corp.	874	24,428
Nordson Corp.	443	24,848
Rockwell Automation, Inc.	2,272	96,787
Roper Industries, Inc.	379	19,322

Total Machinery-Diversified		636,314
Media – 1.8%
Cablevision Systems Corp. Class A	2,355	55,931
CBS Corp. Class A	3,670	44,260
CBS Corp. Class B	35,959	433,306
Comcast Corp. Class A	13,439	226,985
Comcast Corp. Special Class A	5,957	95,789
FactSet Research Systems, Inc.	438	29,013
Gannett Co., Inc.	20,141	251,964
John Wiley & Sons, Inc. Class A	430	14,955
McGraw-Hill Cos., Inc. (The)	4,808	120,873
Meredith Corp.	946	28,323
News Corp. Class A	10,642	127,598
News Corp. Class B(a)	4,481	62,689
Scripps Networks Interactive, Inc. Class A	892	32,959
Time Warner, Inc.	12,474	359,002
Walt Disney Co. (The)	11,796	323,918
World Wrestling Entertainment, Inc. Class A	1,495	20,945

Total Media		2,228,510
Metal Fabricate/Hardware – 0.1%
Commercial Metals Co.	1,993	35,675
Kaydon Corp.	426	13,811
Timken Co.	1,779	41,682
Worthington Industries, Inc.	1,975	27,452

Total Metal Fabricate/Hardware		118,620
Mining – 1.3%
Alcoa, Inc.	23,544	308,897
AMCOL International Corp.	506	11,582
Compass Minerals International, Inc.	391	24,094
Kaiser Aluminum Corp.	434	15,780
Newmont Mining Corp.	2,317	101,994
Southern Copper Corp.	33,361	1,023,849
Vulcan Materials Co.	1,354	73,211

Total Mining		1,559,407
Miscellaneous Manufacturing – 6.3%
3M Co.	10,135	747,963
Acuity Brands, Inc.	360	11,596
Aptargroup, Inc.	557	20,810
Barnes Group, Inc.	1,253	21,414
Brink’s Co. (The)	469	12,621

Investments	Shares	Value

Carlisle Cos., Inc.	949	$32,181
CLARCOR, Inc.	337	10,568
Crane Co.	1,500	38,715
Danaher Corp.	289	19,455
Donaldson Co., Inc.	546	18,908
Dover Corp.	2,576	99,846
Eaton Corp.	3,092	174,976
General Electric Co.	329,372	5,408,288
Harsco Corp.	1,194	42,280
Honeywell International, Inc.	10,163	377,555
Illinois Tool Works, Inc.	7,753	331,131
ITT Corp.	1,009	52,619
Koppers Holdings, Inc.	446	13,224
Leggett & Platt, Inc.	3,940	76,436
NL Industries, Inc.	1,108	7,424
Pall Corp.	1,076	34,733
Parker Hannifin Corp.	1,581	81,959
Pentair, Inc.	1,285	37,933
SPX Corp.	646	39,580
Teleflex, Inc.	561	27,102
Textron, Inc.	5,596	106,212
Trinity Industries, Inc.	855	14,697

Total Miscellaneous Manufacturing		7,860,226
Office Furnishings – 0.1%
Herman Miller, Inc.	827	13,984
HNI Corp.	1,270	29,972
Knoll, Inc.	1,576	16,438
Steelcase, Inc. Class A	4,108	25,511

Total Office Furnishings		85,905
Office/Business Equipment – 0.1%
Pitney Bowes, Inc.	4,572	113,614
Xerox Corp.	8,254	63,886

Total Office/Business Equipment		177,500
Oil & Gas – 7.1%
Anadarko Petroleum Corp.	1,930	121,069
Apache Corp.	1,171	107,533
Chesapeake Energy Corp.	4,802	136,377
Chevron Corp.	31,099	2,190,302
Cimarex Energy Co.	428	18,541
ConocoPhillips	23,083	1,042,428
Devon Energy Corp.	1,725	116,144
Diamond Offshore Drilling, Inc.(a)	532	50,817
EOG Resources, Inc.	900	75,159
EQT Corp.	1,536	65,433
Exxon Mobil Corp.	45,457	3,118,805
Frontier Oil Corp.	1,046	14,560
Helmerich & Payne, Inc.	539	21,307
Hess Corp.	1,206	64,473
Holly Corp.	800	20,496
Marathon Oil Corp.	11,060	352,814
Murphy Oil Corp.	1,898	109,268
Noble Energy, Inc.	1,175	77,503

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Occidental Petroleum Corp.	7,732	$606,189
Patterson-UTI Energy, Inc.	4,099	61,895
Pioneer Natural Resources Co.	1,138	41,298
Questar Corp.	1,112	41,767
Range Resources Corp.	403	19,892
Sunoco, Inc.	1,109	31,551
Tesoro Corp.	2,147	32,162
Valero Energy Corp.	5,743	111,357
XTO Energy, Inc.	3,138	129,662

Total Oil & Gas		8,778,802
Oil & Gas Services – 0.4%
Baker Hughes, Inc.	2,421	103,280
BJ Services Co.	2,351	45,680
CARBO Ceramics, Inc.(a)	342	17,630
Halliburton Co.	7,750	210,180
RPC, Inc.	1,433	15,018
Smith International, Inc.	1,967	56,453

Total Oil & Gas Services		448,241
Packaging & Containers – 0.3%
Ball Corp.	398	19,582
Bemis Co., Inc.	1,499	38,839
Greif, Inc. Class A	499	27,470
Greif, Inc. Class B	916	47,788
Packaging Corp. of America	3,968	80,947
Rock-Tenn Co. Class A	210	9,893
Sealed Air Corp.	2,255	44,266
Silgan Holdings, Inc.	274	14,448
Sonoco Products Co.	1,841	50,701
Temple-Inland, Inc.	3,549	58,274

Total Packaging & Containers		392,208
Pharmaceuticals – 7.3%
Abbott Laboratories	17,772	879,181
Allergan, Inc.	716	40,640
AmerisourceBergen Corp.	1,658	37,106
Bristol-Myers Squibb Co.	45,265	1,019,368
Cardinal Health, Inc.	2,579	69,117
Eli Lilly & Co.	23,088	762,597
McKesson Corp.	1,493	88,908
Merck & Co., Inc.	47,066	1,488,698
Perrigo Co.	407	13,834
Pfizer, Inc.	208,815	3,455,888
Schering-Plough Corp.	10,718	302,783
Wyeth	18,152	881,824

Total Pharmaceuticals		9,039,944
Pipelines – 0.5%
El Paso Corp.	8,289	85,542
Oneok, Inc.	2,521	92,319
Spectra Energy Corp.	16,406	310,730
Williams Cos., Inc. (The)	7,749	138,475

Total Pipelines		627,066

Investments	Shares	Value

REITS – 4.4%
Acadia Realty Trust	839	$12,644
Alexandria Real Estate Equities, Inc.	803	43,643
American Campus Communities, Inc.	1,142	30,663
Apartment Investment & Management Co. Class A	6,703	98,869
AvalonBay Communities, Inc.	1,728	125,677
BioMed Realty Trust, Inc.	4,202	57,988
Boston Properties, Inc.	2,322	152,207
Brandywine Realty Trust	9,484	104,703
BRE Properties, Inc.	1,658	51,895
Camden Property Trust	1,957	78,867
CBL & Associates Properties, Inc.(a)	5,371	52,099
Cogdell Spencer, Inc.	1,426	6,845
Colonial Properties Trust	2,783	27,079
Corporate Office Properties Trust SBI MD	1,076	39,683
Cousins Properties, Inc.	1,604	13,281
DCT Industrial Trust, Inc.	4,851	24,789
Digital Realty Trust, Inc.	1,298	59,332
Douglas Emmett, Inc.	2,839	34,863
Duke Realty Corp.	10,303	123,739
EastGroup Properties, Inc.	675	25,799
Education Realty Trust, Inc.	3,587	21,271
Entertainment Properties Trust	1,552	52,985
Equity Lifestyle Properties, Inc.	195	8,344
Equity One, Inc.(a)	2,090	32,750
Equity Residential	7,305	224,263
Essex Property Trust, Inc.	558	44,406
Federal Realty Investment Trust	1,027	63,027
First Potomac Realty Trust	2,199	25,420
Franklin Street Properties Corp.	1,848	24,209
Getty Realty Corp.	1,190	29,203
HCP, Inc.	7,367	211,728
Health Care REIT, Inc.	2,731	113,664
Healthcare Realty Trust, Inc.	1,732	36,597
Hersha Hospitality Trust	5,534	17,155
Highwoods Properties, Inc.	1,715	53,937
Home Properties, Inc.	895	38,566
HRPT Properties Trust	25,713	193,362
Inland Real Estate Corp.	2,155	18,878
Investors Real Estate Trust	1,906	17,230
Kilroy Realty Corp.	953	26,436
Kimco Realty Corp.	10,385	135,420
Kite Realty Group Trust	2,643	11,021
LaSalle Hotel Properties	1,633	32,105
Lexington Realty Trust	6,245	31,849
Liberty Property Trust	3,418	111,188
LTC Properties, Inc.	906	21,780
Macerich Co. (The)	4,864	147,525
Mack-Cali Realty Corp.	3,053	98,703
Medical Properties Trust, Inc.	4,646	36,285
Mid-America Apartment Communities, Inc.	799	36,059
National Health Investors, Inc.	999	31,618
National Retail Properties, Inc.	3,094	66,428

See Notes to Financial Statements.

16	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Nationwide Health Properties, Inc.	2,729	$84,572
Omega Healthcare Investors, Inc.	2,999	48,044
Parkway Properties, Inc.	563	11,091
Pennsylvania Real Estate Investment Trust(a)	5,915	45,013
Post Properties, Inc.	2,055	36,990
Potlatch Corp.	1,305	37,127
ProLogis	25,139	299,657
PS Business Parks, Inc.	332	17,038
Public Storage	1,979	148,900
Public Storage Class A	954	24,499
Realty Income Corp.(a)	3,003	77,027
Regency Centers Corp.	1,761	65,245
Saul Centers, Inc.	334	10,721
Senior Housing Properties Trust	4,379	83,683
Simon Property Group, Inc.	6,141	426,370
SL Green Realty Corp.	2,914	127,779
Sovran Self Storage, Inc.	689	20,966
Sun Communities, Inc.	1,657	35,659
Tanger Factory Outlet Centers, Inc.	515	19,230
Taubman Centers, Inc.	1,344	48,492
UDR, Inc.	5,186	81,628
Universal Health Realty Income Trust	587	19,107
U-Store-It Trust	4,839	30,244
Ventas, Inc.	4,063	156,425
Vornado Realty Trust	3,974	255,965
Washington Real Estate Investment Trust	1,313	37,814
Weingarten Realty Investors	3,793	75,557
Winthrop Realty Trust	1,541	15,009

Total REITS		5,517,929
Retail – 4.9%
Abercrombie & Fitch Co. Class A	1,195	39,292
Advance Auto Parts, Inc.	381	14,966
American Eagle Outfitters, Inc.	3,574	60,258
Barnes & Noble, Inc.(a)	1,661	36,907
Best Buy Co., Inc.	3,507	131,583
Bob Evans Farms, Inc.	564	16,390
Brinker International, Inc.	1,975	31,067
Buckle, Inc. (The)(a)	923	31,511
Burger King Holdings, Inc.	781	13,738
Cato Corp. (The) Class A	828	16,800
Costco Wholesale Corp.	2,164	122,179
Cracker Barrel Old Country Store, Inc.	523	17,991
CVS Caremark Corp.	6,291	224,840
Darden Restaurants, Inc.	1,742	59,454
Family Dollar Stores, Inc.	1,090	28,776
Foot Locker, Inc.	5,228	62,475
Gap, Inc. (The)	7,405	158,467
Guess ?, Inc.	1,210	44,818
Home Depot, Inc.	26,161	696,929
J.C. Penney Co., Inc.	3,775	127,406
Lowe’s Cos., Inc.	8,852	185,361
Ltd. Brands, Inc.	9,397	159,655
Macy’s, Inc.	8,973	164,116

Investments	Shares	Value

McDonald’s Corp.	15,348	$875,910
MSC Industrial Direct Co. Class A	581	25,320
Nordstrom, Inc.	4,560	139,262
Nu Skin Enterprises, Inc. Class A	1,478	27,387
PetSmart, Inc.	417	9,070
RadioShack Corp.	1,340	22,204
Ross Stores, Inc.	824	39,363
Staples, Inc.	5,207	120,907
Target Corp.	5,751	268,457
Tiffany & Co.	1,453	55,984
TJX Cos., Inc.	3,734	138,718
Walgreen Co.	7,296	273,381
Wal-Mart Stores, Inc.	27,876	1,368,433
Wendy’s/Arby’s Group, Inc. Class A	2,882	13,632
Williams-Sonoma, Inc.	2,876	58,182
Yum! Brands, Inc.	4,832	163,128

Total Retail		6,044,317
Savings & Loans – 0.4%
Astoria Financial Corp.	2,835	31,298
Brookline Bancorp, Inc.	1,158	11,256
Capitol Federal Financial	1,616	53,199
Dime Community Bancshares	846	9,670
First Niagara Financial Group, Inc.	2,156	26,583
Hudson City Bancorp, Inc.	7,780	102,307
New York Community Bancorp, Inc.(a)	11,004	125,666
NewAlliance Bancshares, Inc.	1,338	14,316
Northwest Bancorp, Inc.	1,083	24,736
People’s United Financial, Inc.	5,489	85,409
Provident Financial Services, Inc.	1,086	11,175
TFS Financial Corp.	2,440	29,036
Washington Federal, Inc.	2,081	35,086

Total Savings & Loans		559,737
Semiconductors – 2.5%
Altera Corp.	2,002	41,061
Analog Devices, Inc.	5,158	142,258
Applied Materials, Inc.	12,919	173,115
Intel Corp.	89,878	1,758,912
Intersil Corp. Class A	2,809	43,006
KLA-Tencor Corp.	1,983	71,110
Linear Technology Corp.	3,762	103,944
Maxim Integrated Products, Inc.	8,796	159,559
Microchip Technology, Inc.	5,135	136,078
National Semiconductor Corp.	3,228	46,064
Texas Instruments, Inc.	15,564	368,711
Xilinx, Inc.	3,950	92,509

Total Semiconductors		3,136,327
Software – 2.3%
Broadridge Financial Solutions, Inc.	1,606	32,280
CA, Inc.	2,018	44,376
Dun & Bradstreet Corp.	425	32,011
Fidelity National Information Services, Inc.	1,150	29,336
IMS Health, Inc.	745	11,436

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	17

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Microsoft Corp.	101,920	$2,638,709
Quality Systems, Inc.(a)	521	32,078

Total Software		2,820,226
Telecommunications – 6.3%
Adtran, Inc.	1,075	26,391
Alaska Communications Systems Group, Inc.	2,102	19,443
AT&T, Inc.	140,349	3,790,826
CenturyTel, Inc.	11,623	390,533
Consolidated Communications Holdings, Inc.	2,572	41,178
Corning, Inc.	14,967	229,145
Frontier Communications Corp.	14,375	108,387
Harris Corp.	1,331	50,046
Iowa Telecommunications Services, Inc.	1,828	23,033
NTELOS Holdings Corp.	922	16,283
QUALCOMM, Inc.	12,930	581,591
Qwest Communications International, Inc.	65,743	250,481
Telephone & Data Systems, Inc. Special Shares	657	19,500
Verizon Communications, Inc.	65,808	1,992,008
Virgin Media, Inc.	4,894	68,124
Windstream Corp.	20,344	206,085

Total Telecommunications		7,813,054
Textiles – 0.0%
Cintas Corp.	1,351	40,949
Toys/Games/Hobbies – 0.1%
Hasbro, Inc.	1,705	47,314
Mattel, Inc.	7,555	139,465

Total Toys/Games/Hobbies		186,779
Transportation – 1.5%
Alexander & Baldwin, Inc.	983	31,544
Burlington Northern Santa Fe Corp.	3,094	246,994
C.H. Robinson Worldwide, Inc.	1,401	80,908
Con-way, Inc.	463	17,742
CSX Corp.	4,532	189,710
Expeditors International Washington, Inc.	959	33,709
FedEx Corp.	925	69,578
Horizon Lines, Inc. Class A	3,307	20,999
JB Hunt Transport Services, Inc.	1,020	32,773
Norfolk Southern Corp.	4,259	183,605
Overseas Shipholding Group, Inc.	579	21,637
Ryder System, Inc.	696	27,186
Tidewater, Inc.	653	30,750
Union Pacific Corp.	4,873	284,340
United Parcel Service, Inc. Class B	9,638	544,258

Total Transportation		1,815,733

Investments	Shares	Value
Trucking & Leasing – 0.0%
GATX Corp.	892	$24,931
Water – 0.1%
American States Water Co.	495	17,909
American Water Works Co., Inc.	2,595	51,744
Aqua America, Inc.(a)	1,311	23,126
California Water Service Group	377	14,681

Total Water		107,460
TOTAL COMMON STOCKS (Cost: $133,705,877)		123,796,295
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $212,637)	212,637	212,637
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $732,006)(d)	732,006	732,006
TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $134,650,520)(e)		124,740,938
Liabilities in Excess of Other Assets – (0.4)%		(494,427)

NET ASSETS – 100.0%		$124,246,511

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $700,898 and the total market value of the collateral held by the Fund was $732,006.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

18	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Equity Income Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.0%
Harte-Hanks, Inc.	2,942	$40,688
Agriculture – 7.3%
Altria Group, Inc.	173,819	3,095,716
Lorillard, Inc.	10,905	810,241
Philip Morris International, Inc.	105,324	5,133,492
Reynolds American, Inc.	24,660	1,097,863
Universal Corp.	1,385	57,921
Vector Group Ltd.	8,005	124,718

Total Agriculture		10,319,951
Apparel – 0.3%
Jones Apparel Group, Inc.	7,691	137,900
VF Corp.	4,700	340,421

Total Apparel		478,321
Auto Parts & Equipment – 0.1%
Cooper Tire & Rubber Co.	4,301	75,611
Superior Industries International, Inc.	1,529	21,712

Total Auto Parts & Equipment		97,323
Banks – 23.8%
Associated Banc-Corp.	8,258	94,306
Bank of America Corp.	628,369	10,632,004
BB&T Corp.	38,395	1,045,880
Chemical Financial Corp.	1,196	26,061
Comerica, Inc.	10,375	307,826
Fifth Third Bancorp	45,865	464,612
First Busey Corp.(a)	1,616	7,595
First Commonwealth Financial Corp.	4,955	28,144
First Financial Bancorp	2,022	24,365
First Merchants Corp.	806	5,618
First Midwest Bancorp, Inc.	3,155	35,557
FirstMerit Corp.	4,812	91,572
FNB Corp.(a)	6,707	47,687
Fulton Financial Corp.	11,601	85,383
Harleysville National Corp.	1,791	9,546
Huntington Bancshares, Inc.	26,922	126,803
JPMorgan Chase & Co.	188,740	8,270,587
Marshall & Ilsley Corp.	26,168	211,176
Morgan Stanley	74,719	2,307,323
Old National Bancorp	3,704	41,485
Park National Corp.(a)	841	49,064
PNC Financial Services Group, Inc.	20,775	1,009,457
Sandy Spring Bancorp, Inc.(a)	763	12,422
Sterling Bancorp	1,107	7,993
SunTrust Banks, Inc.	26,534	598,342
Susquehanna Bancshares, Inc.	6,067	35,735
TCF Financial Corp.	10,532	137,337
Trustmark Corp.	2,678	51,016
U.S. Bancorp	120,850	2,641,781
Umpqua Holdings Corp.	3,294	34,916
Webster Financial Corp.	5,254	65,517
Wells Fargo & Co.	177,083	4,990,199

Investments	Shares	Value

Whitney Holding Corp.	3,362	$32,073
Wilmington Trust Corp.	4,011	56,956

Total Banks		33,586,338
Building Materials – 0.3%
Masco Corp.	29,690	383,595
Chemicals – 3.6%
Dow Chemical Co. (The)	78,200	2,038,674
E.I. Du Pont de Nemours & Co.	58,464	1,879,033
Eastman Chemical Co.	4,369	233,916
Huntsman Corp.	27,512	250,635
Olin Corp.	3,612	62,993
PPG Industries, Inc.	8,385	488,091
RPM International, Inc.	7,999	147,901

Total Chemicals		5,101,243
Commercial Services – 0.4%
Corporate Executive Board Co. (The)	2,924	72,808
Deluxe Corp.	3,335	57,028
Electro Rent Corp.	1,441	16,600
Hillenbrand, Inc.	3,021	61,538
R.R. Donnelley & Sons Co.	16,021	340,606
Sotheby’s(a)	4,686	80,740

Total Commercial Services		629,320
Distribution/Wholesale – 0.0%
Watsco, Inc.	1,159	62,482
Diversified Financial Services – 0.7%
Federated Investors, Inc. Class B	5,778	152,366
GFI Group, Inc.	7,264	52,519
Legg Mason, Inc.	6,313	195,892
NYSE Euronext	12,094	349,396
Student Loan Corp. (The)	2,956	137,158
Waddell & Reed Financial, Inc. Class A	4,643	132,093

Total Diversified Financial Services		1,019,424
Electric – 5.8%
ALLETE, Inc.	1,819	61,064
Ameren Corp.	16,819	425,184
American Electric Power Co., Inc.	20,763	643,445
Black Hills Corp.	2,117	53,285
Central Vermont Public Service Corp.	503	9,708
CH Energy Group, Inc.	721	31,947
Consolidated Edison, Inc.	16,593	679,317
Constellation Energy Group, Inc.	14,400	466,128
DPL, Inc.	5,968	155,765
DTE Energy Co.	10,196	358,287
Duke Energy Corp.	80,236	1,262,915
Empire District Electric Co. (The)	2,409	43,579
Great Plains Energy, Inc.	10,418	187,003
Integrys Energy Group, Inc.	4,851	174,102
NorthWestern Corp.	2,099	51,279
OGE Energy Corp.	5,270	174,332
Otter Tail Corp.	1,825	43,672
Pepco Holdings, Inc.	13,893	206,728

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund

September 30, 2009

Investments	Shares	Value

Pinnacle West Capital Corp.	7,117	$233,580
PNM Resources, Inc.	4,113	48,040
Portland General Electric Co.	3,493	68,882
Progress Energy, Inc.	16,659	650,701
SCANA Corp.	6,349	221,580
Southern Co. (The)	36,740	1,163,556
TECO Energy, Inc.	14,416	202,977
UIL Holdings Corp.	1,476	38,952
Westar Energy, Inc.	6,515	127,108
Xcel Energy, Inc.	23,792	457,758

Total Electric		8,240,874
Electrical Components & Equipment – 0.2%
Hubbell, Inc. Class B	2,182	91,644
Molex, Inc.	4,263	89,012
Molex, Inc. Class A	3,913	73,525

Total Electrical Components & Equipment		254,181
Electronics – 0.1%
Gentex Corp.	6,853	96,970
Entertainment – 0.5%
Cinemark Holdings, Inc.	10,442	108,179
International Game Technology	14,610	313,823
National CineMedia, Inc.	3,107	52,726
Regal Entertainment Group Class A	15,446	190,294

Total Entertainment		665,022
Food – 0.7%
B&G Foods, Inc. Class A	4,941	40,467
ConAgra Foods, Inc.	21,471	465,491
Sara Lee Corp.	32,844	365,882
SUPERVALU, Inc.	11,113	167,362

Total Food		1,039,202
Forest Products & Paper – 1.5%
International Paper Co.	35,026	778,628
MeadWestvaco Corp.	14,042	313,277
Plum Creek Timber Co., Inc.	7,959	243,864
Rayonier, Inc.	5,181	211,955
Weyerhaeuser Co.	15,251	558,949

Total Forest Products & Paper		2,106,673
Gas – 0.8%
AGL Resources, Inc.	4,307	151,908
Atmos Energy Corp.	5,163	145,493
Centerpoint Energy, Inc.	20,006	248,675
Nicor, Inc.	2,447	89,536
NiSource, Inc.	23,340	324,193
Vectren Corp.	4,488	103,403

Total Gas		1,063,208
Holding Companies-Diversified – 0.0%
Compass Diversified Holdings	3,552	37,189
Home Furnishings – 0.0%
Ethan Allen Interiors, Inc.	2,386	39,369

Investments	Shares	Value

Household Products/Wares – 0.4%
Avery Dennison Corp.	5,315	$191,393
Blyth, Inc.	716	27,731
Ennis, Inc.	1,466	23,647
Fortune Brands, Inc.	6,645	285,602

Total Household Products/Wares		528,373
Housewares – 0.3%
Newell Rubbermaid, Inc.	24,682	387,261
Insurance – 2.1%
Allstate Corp. (The)	27,966	856,319
Arthur J. Gallagher & Co.	4,973	121,192
Baldwin & Lyons, Inc. Class B	679	15,922
Cincinnati Financial Corp.	8,455	219,745
Erie Indemnity Co. Class A	2,367	88,668
FBL Financial Group, Inc. Class A	1,227	23,841
Fidelity National Financial, Inc. Class A	8,249	124,395
Hartford Financial Services Group, Inc.	22,753	602,954
Horace Mann Educators Corp.	1,838	25,677
Lincoln National Corp.	11,223	290,788
Mercury General Corp.	2,827	102,281
Old Republic International Corp.	14,882	181,263
Protective Life Corp.	2,488	53,293
Safety Insurance Group, Inc.	701	23,077
Stewart Information Services Corp.	690	8,535
Unitrin, Inc.	7,440	145,006
Zenith National Insurance Corp.	2,313	71,472

Total Insurance		2,954,428
Internet – 0.0%
NutriSystem, Inc.	1,491	22,753
United Online, Inc.	5,714	45,940

Total Internet		68,693
Investment Companies – 0.6%
Apollo Investment Corp.	33,641	321,272
Ares Capital Corp.	27,263	300,438
BlackRock Kelso Capital Corp.	10,087	74,846
Hercules Technology Growth Capital, Inc.	6,214	61,021
NGP Capital Resources Co.	4,050	29,403
Prospect Capital Corp.(a)	4,487	48,056

Total Investment Companies		835,036
Iron/Steel – 0.1%
Steel Dynamics, Inc.	6,344	97,317
Leisure Time – 0.4%
Harley-Davidson, Inc.	18,676	429,548
Polaris Industries, Inc.	1,784	72,752

Total Leisure Time		502,300
Lodging – 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	9,500	313,785
Machinery-Diversified – 0.1%
Briggs & Stratton Corp.(a)	2,733	53,047
NACCO Industries, Inc. Class A	356	21,385

Total Machinery-Diversified		74,432

See Notes to Financial Statements.

20	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Equity Income Fund

September 30, 2009

Investments	Shares	Value

Media – 1.3%
CBS Corp. Class A	7,924	$95,563
CBS Corp. Class B	87,462	1,053,917
Courier Corp.	424	6,424
Gannett Co., Inc.	48,063	601,268
Meredith Corp.	1,820	54,491
World Wrestling Entertainment, Inc. Class A	2,912	40,797

Total Media		1,852,460
Metal Fabricate/Hardware – 0.1%
Timken Co.	3,843	90,042
Worthington Industries, Inc.	4,468	62,105

Total Metal Fabricate/Hardware		152,147
Mining – 2.3%
Alcoa, Inc.	56,237	737,829
Kaiser Aluminum Corp.	946	34,397
Southern Copper Corp.	79,550	2,441,389

Total Mining		3,213,615
Miscellaneous Manufacturing – 9.7%
Barnes Group, Inc.	2,407	41,135
Crane Co.	3,148	81,250
General Electric Co.	795,319	13,059,138
Leggett & Platt, Inc.	10,682	207,231
Textron, Inc.	14,761	280,164

Total Miscellaneous Manufacturing		13,668,918
Office Furnishings – 0.1%
HNI Corp.	2,427	57,277
Steelcase, Inc. Class A	7,972	49,506

Total Office Furnishings		106,783
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	11,748	291,938
Oil & Gas – 0.1%
Patterson-UTI Energy, Inc.	9,420	142,242
Packaging & Containers – 0.3%
Greif, Inc. Class A	1,199	66,005
Packaging Corp. of America	9,403	191,821
Temple-Inland, Inc.	9,124	149,816

Total Packaging & Containers		407,642
Pharmaceuticals – 11.5%
Bristol-Myers Squibb Co.	108,326	2,439,502
Eli Lilly & Co.	56,199	1,856,253
Merck & Co., Inc.	113,340	3,584,944
Pfizer, Inc.	502,920	8,323,326

Total Pharmaceuticals		16,204,025
Pipelines – 0.7%
Oneok, Inc.	6,120	224,114
Spectra Energy Corp.	39,870	755,138

Total Pipelines		979,252
REITS – 8.8%
Acadia Realty Trust	1,803	27,171
Alexandria Real Estate Equities, Inc.	1,867	101,471

Investments	Shares	Value

American Campus Communities, Inc.	2,583	$69,354
Apartment Investment & Management Co. Class A	16,289	240,263
AvalonBay Communities, Inc.	4,312	313,612
BioMed Realty Trust, Inc.	9,774	134,881
Boston Properties, Inc.	5,842	382,943
Brandywine Realty Trust	21,558	238,000
BRE Properties, Inc.	3,912	122,446
Camden Property Trust	4,676	188,443
CBL & Associates Properties, Inc.(a)	13,824	134,093
Colonial Properties Trust	6,149	59,830
Corporate Office Properties Trust SBI MD	2,655	97,916
Cousins Properties, Inc.	3,542	29,328
DCT Industrial Trust, Inc.	11,621	59,383
Digital Realty Trust, Inc.	2,958	135,210
Douglas Emmett, Inc.	6,960	85,469
Duke Realty Corp.	24,781	297,620
EastGroup Properties, Inc.	1,418	54,196
Entertainment Properties Trust	3,665	125,123
Equity One, Inc.(a)	5,271	82,597
Equity Residential	17,776	545,723
Essex Property Trust, Inc.	1,403	111,651
Federal Realty Investment Trust	2,492	152,934
First Potomac Realty Trust	4,701	54,344
Franklin Street Properties Corp.	4,295	56,265
Getty Realty Corp.	2,259	55,436
HCP, Inc.	17,547	504,301
Health Care REIT, Inc.	7,182	298,915
Healthcare Realty Trust, Inc.	4,187	88,471
Highwoods Properties, Inc.	4,203	132,184
Home Properties, Inc.	2,271	97,857
HRPT Properties Trust	61,095	459,434
Inland Real Estate Corp.	5,076	44,466
Investors Real Estate Trust	4,030	36,431
Kilroy Realty Corp.	2,412	66,909
Kimco Realty Corp.	25,157	328,047
LaSalle Hotel Properties	3,584	70,461
Lexington Realty Trust	12,395	63,215
Liberty Property Trust	8,321	270,682
LTC Properties, Inc.	1,780	42,791
Macerich Co. (The)(a)	11,872	360,078
Mack-Cali Realty Corp.	7,429	240,180
Medical Properties Trust, Inc.	10,971	85,684
Mid-America Apartment Communities, Inc.	1,830	82,588
National Health Investors, Inc.	2,237	70,801
National Retail Properties, Inc.	7,207	154,734
Nationwide Health Properties, Inc.	6,630	205,464
Omega Healthcare Investors, Inc.	7,157	114,655
Parkway Properties, Inc.	1,128	22,222
Post Properties, Inc.	4,665	83,970
Potlatch Corp.	3,094	88,024
ProLogis	59,629	710,778
Public Storage Class A	1,053	27,041
Realty Income Corp.(a)	7,229	185,424
Regency Centers Corp.	4,694	173,913

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	21

Schedule of Investments (unaudited) (concluded)

WisdomTree Equity Income Fund

September 30, 2009

Investments	Shares	Value

Saul Centers, Inc.	774	$24,845
Senior Housing Properties Trust	10,464	199,967
Simon Property Group, Inc.	14,933	1,036,798
SL Green Realty Corp.	7,101	311,379
Sovran Self Storage, Inc.	1,577	47,988
Sun Communities, Inc.	3,664	78,849
Taubman Centers, Inc.	3,217	116,069
UDR, Inc.	12,588	198,135
Universal Health Realty Income Trust	837	27,244
Urstadt Biddle Properties, Inc. Class A	1,221	17,814
U-Store-It Trust	9,748	60,925
Ventas, Inc.	9,915	381,727
Vornado Realty Trust	9,786	630,316
Washington Real Estate Investment Trust	3,117	89,770
Weingarten Realty Investors	8,737	174,041

Total REITS		12,461,289
Retail – 1.1%
Barnes & Noble, Inc.(a)	3,853	85,614
Brinker International, Inc.	4,057	63,817
Brown Shoe Co., Inc.	1,667	13,369
Cato Corp. (The) Class A	1,310	26,580
Foot Locker, Inc.	11,990	143,280
Ltd. Brands, Inc.	22,023	374,171
Macy’s, Inc.	21,269	389,010
Nordstrom, Inc.	10,952	334,474
PEP Boys-Manny, Moe & Jack	3,834	37,458
Williams-Sonoma, Inc.	6,449	130,463

Total Retail		1,598,236
Savings & Loans – 0.4%
Astoria Financial Corp.	6,185	68,282
Capitol Federal Financial	3,484	114,693
First Financial Holdings, Inc.	590	9,422
New York Community Bancorp, Inc.(a)	28,278	322,935
Washington Federal, Inc.	4,697	79,192

Total Savings & Loans		594,524
Semiconductors – 0.8%
Analog Devices, Inc.	12,604	347,618
Intersil Corp. Class A	6,594	100,954
Maxim Integrated Products, Inc.	20,636	374,337
Microchip Technology, Inc.	12,766	338,299

Total Semiconductors		1,161,208
Software – 0.0%
Computer Programs & Systems, Inc.	603	24,970
Telecommunications – 11.7%
Alaska Communications Systems Group, Inc.	4,130	38,202
AT&T, Inc.	338,226	9,135,484
CenturyTel, Inc.	28,051	942,514
Consolidated Communications Holdings, Inc.	4,180	66,922
Frontier Communications Corp.	36,725	276,906
Iowa Telecommunications Services, Inc.	3,668	46,217
NTELOS Holdings Corp.	1,898	33,519
Qwest Communications International, Inc.	161,385	614,877

Investments	Shares	Value

Verizon Communications, Inc.	158,668	$4,802,880
Windstream Corp.	49,097	497,353

Total Telecommunications		16,454,874
Toys/Games/Hobbies – 0.2%
Mattel, Inc.	17,893	330,305
Transportation – 0.0%
Overseas Shipholding Group, Inc.(a)	1,234	46,115
TOTAL COMMON STOCKS (Cost: $157,758,028)		140,713,541
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $81,841)	81,841	81,841
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
MONEY MARKET FUND – 0.8%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $1,178,010)(d)	1,178,010	1,178,010
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $159,017,879)(e)		141,973,392
Liabilities in Excess of Other Assets – (0.5)%		(770,242)

NET ASSETS – 100.0%		$141,203,150

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,133,511 and the total market value of the collateral held by the Fund was $1,178,010.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Advertising – 0.1%
Omnicom Group, Inc.	11,433	$422,335
Aerospace/Defense – 2.5%
Boeing Co. (The)	45,795	2,479,799
General Dynamics Corp.	15,907	1,027,592
Goodrich Corp.	5,615	305,119
L-3 Communications Holdings, Inc.	3,193	256,462
Lockheed Martin Corp.	18,592	1,451,663
Northrop Grumman Corp.	20,034	1,036,760
Raytheon Co.	15,262	732,118
Rockwell Collins, Inc.	6,478	329,082
United Technologies Corp.	46,336	2,823,253

Total Aerospace/Defense		10,441,848
Agriculture – 4.1%
Altria Group, Inc.	279,224	4,972,980
Archer-Daniels-Midland Co.	19,324	564,647
Lorillard, Inc.	17,497	1,300,027
Philip Morris International, Inc.	169,617	8,267,133
Reynolds American, Inc.	39,112	1,741,266

Total Agriculture		16,846,053
Airlines – 0.0%
Southwest Airlines Co.	2,644	25,382
Apparel – 0.3%
NIKE, Inc. Class B	12,397	802,086
VF Corp.	7,598	550,323

Total Apparel		1,352,409
Auto Manufacturers – 0.1%
PACCAR, Inc.	14,997	565,537
Auto Parts & Equipment – 0.2%
Johnson Controls, Inc.	27,846	711,744
Banks – 14.8%
Bank of America Corp.	1,011,226	17,109,944
Bank of New York Mellon Corp. (The)	68,190	1,976,828
BB&T Corp.	61,739	1,681,770
Capital One Financial Corp.	31,005	1,107,809
Fifth Third Bancorp	73,888	748,485
Goldman Sachs Group, Inc. (The)	12,447	2,294,604
JPMorgan Chase & Co.	303,953	13,319,220
KeyCorp	24,438	158,847
M&T Bank Corp.	8,861	552,218
Marshall & Ilsley Corp.	42,703	344,613
Morgan Stanley	120,808	3,730,551
Northern Trust Corp.	7,961	463,012
PNC Financial Services Group, Inc.	36,268	1,762,262
Regions Financial Corp.	55,338	343,649
State Street Corp.	16,998	894,095
SunTrust Banks, Inc.	42,552	959,548
U.S. Bancorp	195,323	4,269,761
Wells Fargo & Co.	309,435	8,719,878
Zions Bancorp.	9,781	175,765

Total Banks		60,612,859

Investments	Shares	Value

Beverages – 3.1%
Brown-Forman Corp. Class B	3,484	$167,999
Coca-Cola Co. (The)	128,575	6,904,478
Coca-Cola Enterprises, Inc.	19,006	406,918
Molson Coors Brewing Co. Class B	4,434	215,847
Pepsi Bottling Group, Inc.	10,836	394,864
PepsiCo, Inc.	78,941	4,630,679

Total Beverages		12,720,785
Building Materials – 0.0%
Martin Marietta Materials, Inc.	1,117	102,842
Chemicals – 2.7%
Air Products & Chemicals, Inc.	12,869	998,377
Dow Chemical Co. (The)	124,763	3,252,572
E.I. Du Pont de Nemours & Co.	94,134	3,025,467
Ecolab, Inc.	5,752	265,915
Monsanto Co.	12,126	938,552
Mosaic Co. (The)	4,301	206,749
PPG Industries, Inc.	13,751	800,446
Praxair, Inc.	13,070	1,067,688
Sherwin-Williams Co. (The)	4,881	293,641
Sigma-Aldrich Corp.	2,681	144,720

Total Chemicals		10,994,127
Coal – 0.1%
Consol Energy, Inc.	3,944	177,914
Peabody Energy Corp.	4,356	162,130

Total Coal		340,044
Commercial Services – 0.7%
Automatic Data Processing, Inc.	29,022	1,140,565
DeVry, Inc.	465	25,724
H&R Block, Inc.	15,319	281,563
Mastercard, Inc. Class A	629	127,153
Moody’s Corp.	6,342	129,757
Paychex, Inc.	27,745	805,992
Visa, Inc. Class A	5,574	385,219
Western Union Co. (The)	3,435	64,990

Total Commercial Services		2,960,963
Computers – 1.9%
Hewlett-Packard Co.	35,993	1,699,229
International Business Machines Corp.	52,260	6,250,819

Total Computers		7,950,048
Cosmetics/Personal Care – 2.4%
Avon Products, Inc.	23,720	805,531
Colgate-Palmolive Co.	19,907	1,518,506
Procter & Gamble Co. (The)	128,574	7,447,006

Total Cosmetics/Personal Care		9,771,043
Distribution/Wholesale – 0.2%
Fastenal Co.	3,903	151,046
Genuine Parts Co.	10,992	418,355
W.W. Grainger, Inc.	2,652	236,983

Total Distribution/Wholesale		806,384

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Diversified Financial Services – 1.7%
American Express Co.	69,955	$2,371,475
Ameriprise Financial, Inc.	10,497	381,356
BlackRock, Inc.	4,373	948,154
Charles Schwab Corp. (The)	29,499	564,906
CME Group, Inc.	2,354	725,479
Discover Financial Services	20,394	330,995
Franklin Resources, Inc.	4,754	478,252
NYSE Euronext	19,378	559,830
T. Rowe Price Group, Inc.	12,100	552,970

Total Diversified Financial Services		6,913,417
Electric – 5.4%
Allegheny Energy, Inc.	5,335	141,484
Ameren Corp.	26,608	672,650
American Electric Power Co., Inc.	34,226	1,060,664
Consolidated Edison, Inc.	27,338	1,119,218
Constellation Energy Group, Inc.	22,697	734,702
Dominion Resources, Inc.	42,048	1,450,656
DTE Energy Co.	16,201	569,303
Duke Energy Corp.	127,504	2,006,913
Edison International	20,837	699,706
Entergy Corp.	11,327	904,574
Exelon Corp.	42,610	2,114,308
FirstEnergy Corp.	21,868	999,805
FPL Group, Inc.	23,774	1,313,038
MDU Resources Group, Inc.	9,199	191,799
Northeast Utilities	9,673	229,637
NSTAR	7,049	224,299
Pepco Holdings, Inc.	22,654	337,092
PG&E Corp.	23,660	957,993
PPL Corp.	27,385	830,861
Progress Energy, Inc.	27,120	1,059,307
Public Service Enterprise Group, Inc.	36,972	1,162,400
SCANA Corp.	10,403	363,065
Southern Co. (The)	59,098	1,871,634
Wisconsin Energy Corp.	4,840	218,623
Xcel Energy, Inc.	37,775	726,791

Total Electric		21,960,522
Electrical Components & Equipment – 0.5%
Ametek, Inc.	1,395	48,699
Emerson Electric Co.	48,460	1,942,277

Total Electrical Components & Equipment		1,990,976
Electronics – 0.0%
Amphenol Corp. Class A	394	14,846
Engineering & Construction – 0.0%
Fluor Corp.	3,333	169,483
Environmental Control – 0.3%
Republic Services, Inc.	9,868	262,193
Waste Management, Inc.	27,712	826,372

Total Environmental Control		1,088,565

Investments	Shares	Value

Food – 2.4%
Campbell Soup Co.	20,694	$675,038
ConAgra Foods, Inc.	34,803	754,529
General Mills, Inc.	15,904	1,023,900
H.J. Heinz Co.	22,849	908,248
Hershey Co. (The)	9,215	358,095
J.M. Smucker Co. (The)	5,833	309,207
Kellogg Co.	19,847	977,068
Kraft Foods, Inc. Class A	104,035	2,732,999
Kroger Co. (The)	14,980	309,187
Safeway, Inc.	9,909	195,405
Sara Lee Corp.	52,450	584,293
Sysco Corp.	38,963	968,231

Total Food		9,796,200
Forest Products & Paper – 0.6%
International Paper Co.	56,633	1,258,952
Plum Creek Timber Co., Inc.	12,964	397,217
Weyerhaeuser Co.	24,694	905,035

Total Forest Products & Paper		2,561,204
Gas – 0.3%
Centerpoint Energy, Inc.	32,881	408,711
Sempra Energy	13,572	676,021

Total Gas		1,084,732
Healthcare-Products – 3.0%
Baxter International, Inc.	19,411	1,106,621
Becton Dickinson & Co.	7,834	546,422
C.R. Bard, Inc.	1,276	100,306
DENTSPLY International, Inc.	1,563	53,986
Johnson & Johnson	140,945	8,582,141
Medtronic, Inc.	42,731	1,572,501
Stryker Corp.	5,515	250,546

Total Healthcare-Products		12,212,523
Healthcare-Services – 0.1%
Aetna, Inc.	1,261	35,094
Quest Diagnostics, Inc.	2,608	136,111
UnitedHealth Group, Inc.	2,249	56,315

Total Healthcare-Services		227,520
Household Products/Wares – 0.7%
Church & Dwight Co., Inc.	647	36,711
Clorox Co.	7,726	454,443
Fortune Brands, Inc.	10,588	455,072
Kimberly-Clark Corp.	30,524	1,800,306

Total Household Products/Wares		2,746,532
Housewares – 0.2%
Newell Rubbermaid, Inc.	39,805	624,540
Insurance – 1.9%
Allstate Corp. (The)	45,028	1,378,757
American Family Life Assurance Co., Inc.	18,771	802,273
AON Corp.	5,990	243,733
Chubb Corp.	15,583	785,539
Cincinnati Financial Corp.	13,842	359,754

See Notes to Financial Statements.

24	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Loews Corp.	6,262	$214,473
Marsh & McLennan Cos., Inc.	28,712	710,048
Metlife, Inc.	25,550	972,688
Principal Financial Group, Inc.	9,487	259,849
Prudential Financial, Inc.	13,642	680,872
Travelers Cos., Inc. (The)	26,620	1,310,503
Unum Group	9,091	194,911
W.R. Berkley Corp.	2,126	53,745

Total Insurance		7,967,145
Iron/Steel – 0.2%
Nucor Corp.	15,436	725,646
Leisure Time – 0.2%
Harley-Davidson, Inc.	30,239	695,497
Lodging – 0.1%
Marriott International, Inc. Class A	11,323	312,402
Machinery-Construction & Mining – 0.5%
Caterpillar, Inc.	38,677	1,985,290
Machinery-Diversified – 0.4%
Cummins, Inc.	8,590	384,918
Deere & Co.	19,714	846,125
Rockwell Automation, Inc.	8,578	365,423
Roper Industries, Inc.	1,212	61,787

Total Machinery-Diversified		1,658,253
Media – 1.7%
CBS Corp. Class B	142,051	1,711,715
Comcast Corp. Class A	53,182	898,244
Comcast Corp. Special Class A	21,951	352,972
McGraw-Hill Cos., Inc. (The)	18,674	469,464
News Corp. Class A	41,070	492,429
News Corp. Class B(a)	17,963	251,302
Time Warner, Inc.	48,528	1,396,636
Walt Disney Co. (The)	46,940	1,288,973

Total Media		6,861,735
Metal Fabricate/Hardware – 0.0%
Precision Castparts Corp.	470	47,879
Mining – 1.4%
Alcoa, Inc.	91,292	1,197,751
Newmont Mining Corp.	7,580	333,672
Southern Copper Corp.	128,746	3,951,215
Vulcan Materials Co.	5,231	282,840

Total Mining		5,765,478
Miscellaneous Manufacturing – 7.0%
3M Co.	39,862	2,941,816
Danaher Corp.	1,115	75,062
Dover Corp.	9,721	376,786
Eaton Corp.	11,714	662,895
General Electric Co.	1,280,046	21,018,355
Honeywell International, Inc.	39,846	1,480,279
Illinois Tool Works, Inc.	30,896	1,319,568
ITT Corp.	4,622	241,037
Parker Hannifin Corp.	6,902	357,800

Investments	Shares	Value

Textron, Inc.	23,635	$448,592

Total Miscellaneous Manufacturing		28,922,190
Office/Business Equipment – 0.2%
Pitney Bowes, Inc.	18,787	466,857
Xerox Corp.	30,304	234,553

Total Office/Business Equipment		701,410
Oil & Gas – 8.1%
Anadarko Petroleum Corp.	7,276	456,423
Apache Corp.	4,474	410,847
Chesapeake Energy Corp.	18,467	524,463
Chevron Corp.	121,122	8,530,622
ConocoPhillips	89,772	4,054,104
Devon Energy Corp.	6,924	466,193
Diamond Offshore Drilling, Inc.(a)	1,930	184,354
ENSCO International, Inc.	777	33,054
EOG Resources, Inc.	3,321	277,337
EQT Corp.	5,954	253,640
Exxon Mobil Corp.	176,232	12,091,278
Hess Corp.	4,500	240,570
Marathon Oil Corp.	42,557	1,357,568
Murphy Oil Corp.	7,064	406,674
Noble Energy, Inc.	4,250	280,330
Occidental Petroleum Corp.	29,515	2,313,976
Questar Corp.	4,174	156,775
Range Resources Corp.	1,225	60,466
Sunoco, Inc.	5,486	156,077
Valero Energy Corp.	21,981	426,212
XTO Energy, Inc.	12,184	503,443

Total Oil & Gas		33,184,406
Oil & Gas Services – 0.3%
Baker Hughes, Inc.	9,943	424,168
Halliburton Co.	29,722	806,061
Smith International, Inc.	7,222	207,271

Total Oil & Gas Services		1,437,500
Pharmaceuticals – 8.5%
Abbott Laboratories	69,565	3,441,381
Allergan, Inc.	2,816	159,836
AmerisourceBergen Corp.	6,176	138,219
Bristol-Myers Squibb Co.	175,118	3,943,657
Cardinal Health, Inc.	9,696	259,853
Eli Lilly & Co.	90,930	3,003,418
McKesson Corp.	5,562	331,217
Merck & Co., Inc.	182,132	5,760,835
Pfizer, Inc.	809,143	13,391,317
Schering-Plough Corp.	40,654	1,148,476
Wyeth	69,963	3,398,803

Total Pharmaceuticals		34,977,012
Pipelines – 0.5%
El Paso Corp.	31,334	323,367
Spectra Energy Corp.	64,750	1,226,365
Williams Cos., Inc. (The)	29,917	534,617

Total Pipelines		2,084,349

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	25

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Dividend Fund

September 30, 2009

Investments	Shares	Value

REITS – 1.7%
AvalonBay Communities, Inc.	6,975	$507,292
Boston Properties, Inc.	9,343	612,434
Equity Residential	28,932	888,212
HCP, Inc.	28,633	822,912
Health Care REIT, Inc.	11,513	479,171
Kimco Realty Corp.	40,284	525,303
Public Storage	8,091	608,767
Simon Property Group, Inc.	23,874	1,657,572
Vornado Realty Trust	15,878	1,022,702

Total REITS		7,124,365
Retail – 4.6%
Best Buy Co., Inc.	13,484	505,920
Costco Wholesale Corp.	8,405	474,546
CVS Caremark Corp.	23,901	854,222
Family Dollar Stores, Inc.	4,423	116,767
Gap, Inc. (The)	28,899	618,439
Home Depot, Inc.	102,775	2,737,926
J.C. Penney Co., Inc.	14,459	487,991
Lowe’s Cos., Inc.	36,080	755,515
McDonald’s Corp.	60,031	3,425,969
Staples, Inc.	20,724	481,211
Target Corp.	22,728	1,060,943
TJX Cos., Inc.	14,388	534,514
Walgreen Co.	27,697	1,037,807
Wal-Mart Stores, Inc.	108,917	5,346,736
Yum! Brands, Inc.	18,821	635,397

Total Retail		19,073,903
Savings & Loans – 0.3%
Hudson City Bancorp, Inc.	30,638	402,890
New York Community Bancorp, Inc.(a)	45,760	522,579
People’s United Financial, Inc.	19,218	299,032
TFS Financial Corp.	7,595	90,381

Total Savings & Loans		1,314,882
Semiconductors – 2.7%
Altera Corp.	5,696	116,825
Analog Devices, Inc.	19,739	544,402
Applied Materials, Inc.	51,331	687,835
Intel Corp.	349,320	6,836,192
Linear Technology Corp.	13,633	376,680
Maxim Integrated Products, Inc.	33,573	609,014
Texas Instruments, Inc.	60,592	1,435,425
Xilinx, Inc.	14,636	342,775

Total Semiconductors		10,949,148
Software – 2.5%
CA, Inc.	7,243	159,274
Dun & Bradstreet Corp.	1,429	107,632
Microsoft Corp.	393,005	10,174,899

Total Software		10,441,805
Telecommunications – 6.7%
AT&T, Inc.	544,691	14,712,104

Investments	Shares	Value

Corning, Inc.	57,706	$883,479
Harris Corp.	4,758	178,901
QUALCOMM, Inc.	49,261	2,215,760
Qwest Communications International, Inc.	257,748	982,020
Verizon Communications, Inc.	255,097	7,721,786
Windstream Corp.	77,996	790,099

Total Telecommunications		27,484,149
Textiles – 0.0%
Cintas Corp.	4,951	150,065
Toys/Games/Hobbies – 0.2%
Hasbro, Inc.	6,319	175,352
Mattel, Inc.	29,342	541,654

Total Toys/Games/Hobbies		717,006
Transportation – 1.5%
Burlington Northern Santa Fe Corp.	12,097	965,704
C.H. Robinson Worldwide, Inc.	5,153	297,586
CSX Corp.	17,918	750,047
Expeditors International Washington, Inc.	3,388	119,088
FedEx Corp.	3,514	264,323
Norfolk Southern Corp.	17,237	743,087
Union Pacific Corp.	19,246	1,123,004
United Parcel Service, Inc. Class B	36,796	2,077,870

Total Transportation		6,340,709
TOTAL COMMON STOCKS (Cost: $441,300,055)		408,937,687
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $631,541)	631,541	631,541
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.2%
MONEY MARKET FUND – 0.2%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $874,008)(d)	874,008	874,008
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $442,805,604)(e)		410,443,236
Liabilities in Excess of Other Assets – 0.0%		(86,343)

NET ASSETS – 100.0%		$410,356,893

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $831,050 and the total market value of the collateral held by the Fund was $874,008.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

26	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Dividend ex-Financials Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.5%
Aerospace/Defense – 1.1%
Boeing Co. (The)	30,117	$1,630,836
Agriculture – 6.7%
Altria Group, Inc.	137,423	2,447,504
Lorillard, Inc.	26,421	1,963,080
Philip Morris International, Inc.	47,288	2,304,817
Reynolds American, Inc.	67,508	3,005,456

Total Agriculture		9,720,857
Apparel – 1.0%
VF Corp.	19,203	1,390,873
Chemicals – 5.6%
Air Products & Chemicals, Inc.	11,938	926,150
Dow Chemical Co. (The)	67,046	1,747,889
E.I. Du Pont de Nemours & Co.	60,292	1,937,785
International Flavors & Fragrances, Inc.	29,592	1,122,425
PPG Industries, Inc.	31,258	1,819,528
Praxair, Inc.	8,279	676,311

Total Chemicals		8,230,088
Commercial Services – 3.3%
Automatic Data Processing, Inc.	30,825	1,211,422
H&R Block, Inc.	75,704	1,391,439
Paychex, Inc.	48,591	1,411,569
Pharmaceutical Product Development, Inc.	37,453	821,719

Total Commercial Services		4,836,149
Distribution/Wholesale – 1.0%
Genuine Parts Co.	39,663	1,509,574
Electric – 11.9%
Alliant Energy Corp.	85,942	2,393,485
Ameren Corp.	83,233	2,104,130
DTE Energy Co.	69,455	2,440,649
Duke Energy Corp.	138,163	2,174,686
Pepco Holdings, Inc.	216,731	3,224,957
Pinnacle West Capital Corp.	80,255	2,633,969
Progress Energy, Inc.	61,022	2,383,519

Total Electric		17,355,395
Electrical Components & Equipment – 1.8%
Emerson Electric Co.	32,559	1,304,965
Molex, Inc.	63,228	1,320,200

Total Electrical Components & Equipment		2,625,165
Environmental Control – 1.0%
Waste Management, Inc.	46,617	1,390,119
Food – 5.2%
H.J. Heinz Co.	40,260	1,600,335
Kraft Foods, Inc. Class A	60,862	1,598,845
Sara Lee Corp.	181,851	2,025,820
SUPERVALU, Inc.	74,704	1,125,042
Sysco Corp.	51,016	1,267,748

Total Food		7,617,790

Investments	Shares	Value

Forest Products & Paper – 0.6%
Weyerhaeuser Co.	23,314	$854,458
Gas – 3.7%
Centerpoint Energy, Inc.	192,303	2,390,326
NiSource, Inc.	218,259	3,031,617

Total Gas		5,421,943
Healthcare-Products – 1.8%
Baxter International, Inc.	12,734	725,965
Johnson & Johnson	19,419	1,182,423
Medtronic, Inc.	21,095	776,296

Total Healthcare-Products		2,684,684
Home Furnishings – 1.2%
Whirlpool Corp.	24,124	1,687,715
Household Products/Wares – 2.6%
Avery Dennison Corp.	56,818	2,046,016
Kimberly-Clark Corp.	28,556	1,684,233

Total Household Products/Wares		3,730,249
Iron/Steel – 1.3%
Allegheny Technologies, Inc.	19,359	677,371
Nucor Corp.	24,470	1,150,335

Total Iron/Steel		1,827,706
Lodging – 1.3%
Starwood Hotels & Resorts Worldwide, Inc.	59,188	1,954,980
Machinery-Construction & Mining – 1.3%
Caterpillar, Inc.	38,156	1,958,547
Machinery-Diversified – 1.0%
Rockwell Automation, Inc.	33,233	1,415,726
Media – 1.5%
CBS Corp. Class B	116,244	1,400,740
McGraw-Hill Cos., Inc. (The)	28,518	716,943

Total Media		2,117,683
Mining – 0.9%
Vulcan Materials Co.	24,785	1,340,125
Miscellaneous Manufacturing – 3.0%
Eaton Corp.	29,975	1,696,285
Honeywell International, Inc.	35,511	1,319,234
Illinois Tool Works, Inc.	33,146	1,415,666

Total Miscellaneous Manufacturing		4,431,185
Office/Business Equipment – 1.9%
Pitney Bowes, Inc.	68,702	1,707,245
Xerox Corp.	131,170	1,015,256

Total Office/Business Equipment		2,722,501
Oil & Gas – 5.2%
Chevron Corp.	17,217	1,212,593
ConocoPhillips	31,976	1,444,036
Exxon Mobil Corp.	10,369	711,417
Marathon Oil Corp.	31,349	1,000,033
Occidental Petroleum Corp.	11,635	912,184
Sunoco, Inc.	48,809	1,388,616

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	27

Schedule of Investments (unaudited) (concluded)

WisdomTree Dividend ex-Financials Fund

September 30, 2009

Investments	Shares	Value

Valero Energy Corp.	43,904	$851,299

Total Oil & Gas		7,520,178
Pharmaceuticals – 7.0%
Abbott Laboratories	26,434	1,307,690
Bristol-Myers Squibb Co.	96,273	2,168,068
Eli Lilly & Co.	51,731	1,708,675
Merck & Co., Inc.	74,056	2,342,391
Pfizer, Inc.	102,556	1,697,302
Wyeth	19,227	934,048

Total Pharmaceuticals		10,158,174
Pipelines – 5.1%
El Paso Corp.	121,506	1,253,942
Oneok, Inc.	66,922	2,450,683
Spectra Energy Corp.	136,189	2,579,420
Williams Cos., Inc. (The)	63,748	1,139,177

Total Pipelines		7,423,222
Retail – 2.3%
Ltd. Brands, Inc.	131,679	2,237,226
McDonald’s Corp.	20,205	1,153,100

Total Retail		3,390,326
Semiconductors – 5.7%
Analog Devices, Inc.	50,691	1,398,058
Intel Corp.	65,061	1,273,244
Linear Technology Corp.	53,030	1,465,219
Maxim Integrated Products, Inc.	124,722	2,262,457
Microchip Technology, Inc.	73,351	1,943,801

Total Semiconductors		8,342,779
Software – 0.6%
Microsoft Corp.	36,491	944,752
Telecommunications – 11.7%
AT&T, Inc.	71,680	1,936,077
CenturyTel, Inc.	189,680	6,373,248
Qwest Communications International, Inc.	605,215	2,305,869
Telephone & Data Systems, Inc. Special Shares	18,550	550,564
Verizon Communications, Inc.	57,174	1,730,657
Windstream Corp.	415,909	4,213,158

Total Telecommunications		17,109,573
Toys/Games/Hobbies – 1.2%
Mattel, Inc.	95,875	1,769,852
TOTAL COMMON STOCKS (Cost: $136,891,893)		145,113,204

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $220,251)	220,251	$220,251
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $137,112,144)(b)		145,333,455
Other Assets in Excess of Liabilities – 0.3%		472,051

NET ASSETS – 100.0%		$145,805,506

(a)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace/Defense – 0.0%
Curtiss-Wright Corp.	1,409	$48,089
Apparel – 0.1%
Columbia Sportswear Co.(a)	1,887	77,669
Polo Ralph Lauren Corp.	763	58,461

Total Apparel		136,130
Banks – 6.4%
Associated Banc-Corp.	25,816	294,819
BancorpSouth, Inc.	10,851	264,873
Bank of Hawaii Corp.	6,362	264,278
BOK Financial Corp.	4,790	221,873
Cathay General Bancorp	3,064	24,788
City National Corp.	6,371	248,023
Comerica, Inc.	32,879	975,520
Commerce Bancshares, Inc.	5,493	204,559
Cullen/Frost Bankers, Inc.	6,501	335,712
First Citizens BancShares, Inc. Class A	228	36,275
First Commonwealth Financial Corp.	15,922	90,437
First Financial Bankshares, Inc.	1,692	83,686
FirstMerit Corp.	14,491	275,764
FNB Corp.	21,032	149,538
Fulton Financial Corp.	36,551	269,015
Glacier Bancorp, Inc.(a)	5,469	81,707
Hancock Holding Co.	2,297	86,298
Huntington Bancshares, Inc.	83,609	393,798
International Bancshares Corp.	6,820	111,234
National Penn Bancshares, Inc.	12,305	75,184
Old National Bancorp	11,828	132,474
Park National Corp.(a)	2,594	151,334
PrivateBancorp, Inc.	1,013	24,778
Prosperity Bancshares, Inc.	2,998	104,300
Susquehanna Bancshares, Inc.	18,860	111,085
Synovus Financial Corp.	31,383	117,686
TCF Financial Corp.	32,832	428,129
Trustmark Corp.	8,126	154,800
UMB Financial Corp.	1,999	80,840
United Bankshares, Inc.(a)	4,955	97,068
Valley National Bancorp	20,907	256,947
Westamerica Bancorp.	2,513	130,676
Whitney Holding Corp.	10,594	101,067
Wilmington Trust Corp.	12,820	182,044

Total Banks		6,560,609
Beverages – 0.5%
Brown-Forman Corp. Class A	4,265	217,814
PepsiAmericas, Inc.	10,965	313,160

Total Beverages		530,974
Building Materials – 1.3%
Lennox International, Inc.	3,073	110,997
Masco Corp.	91,239	1,178,808
Simpson Manufacturing Co., Inc.	2,217	56,001

Total Building Materials		1,345,806

Investments	Shares	Value

Chemicals – 5.1%
Airgas, Inc.	4,590	$222,018
Albemarle Corp.	7,181	248,463
Cabot Corp.	10,000	231,100
Celanese Corp. Series A	6,021	150,525
CF Industries Holdings, Inc.	1,499	129,259
Cytec Industries, Inc.	3,631	117,898
Eastman Chemical Co.	13,631	729,804
FMC Corp.	2,718	152,887
Huntsman Corp.	85,482	778,741
International Flavors & Fragrances, Inc.	8,500	322,405
Lubrizol Corp.	7,743	553,315
Olin Corp.	11,559	201,589
RPM International, Inc.	25,657	474,398
Sensient Technologies Corp.	5,201	144,432
Terra Industries, Inc.	7,931	274,968
Valhi, Inc.	9,932	120,376
Valspar Corp. (The)	10,099	277,823
Westlake Chemical Corp.	2,848	73,194

Total Chemicals		5,203,195
Coal – 0.6%
Arch Coal, Inc.	10,316	228,293
Massey Energy Co.	4,808	134,095
Walter Energy, Inc.	3,817	229,249

Total Coal		591,637
Commercial Services – 3.5%
Aaron’s, Inc.(a)	324	8,554
Equifax, Inc.	2,467	71,888
Global Payments, Inc.	593	27,693
Hillenbrand, Inc.	9,376	190,989
Interactive Data Corp.	7,495	196,444
Lender Processing Services, Inc.	4,502	171,841
Manpower, Inc.	5,009	284,060
Pharmaceutical Product Development, Inc.	6,503	142,676
R.R. Donnelley & Sons Co.	49,806	1,058,876
Robert Half International, Inc.	10,847	271,392
Rollins, Inc.	4,673	88,086
SEI Investments Co.	6,119	120,422
Service Corp. International	24,232	169,866
Strayer Education, Inc.(a)	431	93,820
Total System Services, Inc.	12,373	199,329
Washington Post Co. (The) Class B	553	258,848
Watson Wyatt Worldwide, Inc. Class A	853	37,157
Weight Watchers International, Inc.	5,936	162,884

Total Commercial Services		3,554,825
Computers – 0.4%
Diebold, Inc.	7,461	245,691
Jack Henry & Associates, Inc.	4,262	100,029
Syntel, Inc.	1,286	61,381

Total Computers		407,101

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Cosmetics/Personal Care – 0.3%
Alberto-Culver Co.	3,520	$97,434
Estee Lauder Cos., Inc. (The) Class A	6,889	255,444

Total Cosmetics/Personal Care		352,878
Distribution/Wholesale – 0.3%
Owens & Minor, Inc.	2,781	125,840
Watsco, Inc.	3,654	196,987

Total Distribution/Wholesale		322,827
Diversified Financial Services – 2.2%
Eaton Vance Corp.	11,143	311,893
Federated Investors, Inc. Class B	18,006	474,818
Greenhill & Co., Inc.	2,183	195,553
Janus Capital Group, Inc.	2,578	36,556
Legg Mason, Inc.	19,887	617,094
Raymond James Financial, Inc.	9,259	215,550
Waddell & Reed Financial, Inc. Class A	14,310	407,119

Total Diversified Financial Services		2,258,583
Electric – 6.5%
ALLETE, Inc.	5,515	185,138
Alliant Energy Corp.	17,593	489,965
Black Hills Corp.	6,551	164,889
Cleco Corp.	7,736	194,019
CMS Energy Corp.	26,400	353,760
DPL, Inc.	18,707	488,253
Great Plains Energy, Inc.	32,528	583,878
Hawaiian Electric Industries, Inc.	15,193	275,297
IDACORP, Inc.	5,855	168,565
Integrys Energy Group, Inc.	15,494	556,080
ITC Holdings Corp.	4,748	215,797
NV Energy, Inc.	31,846	369,095
OGE Energy Corp.	16,435	543,670
Ormat Technologies, Inc.	921	37,595
Pinnacle West Capital Corp.	22,154	727,094
Portland General Electric Co.	10,646	209,939
TECO Energy, Inc.	44,886	631,995
Unisource Energy Corp.	3,822	117,526
Westar Energy, Inc.	20,523	400,404

Total Electric		6,712,959
Electrical Components & Equipment – 0.5%
Hubbell, Inc. Class B	6,724	282,408
Molex, Inc.	13,167	274,927

Total Electrical Components & Equipment		557,335
Electronics – 1.3%
AVX Corp.	11,183	133,413
Brady Corp. Class A	4,628	132,916
Gentex Corp.	21,952	310,621
Jabil Circuit, Inc.	29,403	394,294
National Instruments Corp.	4,527	125,081
PerkinElmer, Inc.	7,445	143,242
Woodward Governor Co.	2,243	54,415

Total Electronics		1,293,982

Investments	Shares	Value

Engineering & Construction – 0.2%
Granite Construction, Inc.	1,559	$48,235
KBR, Inc.	6,771	157,697

Total Engineering & Construction		205,932
Entertainment – 1.5%
International Game Technology	46,273	993,944
Regal Entertainment Group Class A	48,104	592,641

Total Entertainment		1,586,585
Environmental Control – 0.1%
Nalco Holding Co.	5,109	104,683
Food – 2.1%
Corn Products International, Inc.	4,671	133,217
Del Monte Foods Co.	14,450	167,331
Flowers Foods, Inc.	7,223	189,893
Hormel Foods Corp.	10,553	374,842
McCormick & Co., Inc.	11,252	381,893
Ruddick Corp.	2,814	74,909
Seaboard Corp.	11	14,300
SUPERVALU, Inc.	35,366	532,612
Tyson Foods, Inc. Class A	19,118	241,460

Total Food		2,110,457
Forest Products & Paper – 1.6%
MeadWestvaco Corp.	43,681	974,523
Rayonier, Inc.	16,218	663,478

Total Forest Products & Paper		1,638,001
Gas – 4.7%
AGL Resources, Inc.	13,763	485,421
Atmos Energy Corp.	16,378	461,532
Energen Corp.	3,767	162,358
Laclede Group, Inc. (The)	2,424	77,956
National Fuel Gas Co.	10,732	491,633
New Jersey Resources Corp.	4,409	160,091
Nicor, Inc.	7,549	276,218
NiSource, Inc.	72,633	1,008,872
Northwest Natural Gas Co.	2,929	122,022
Piedmont Natural Gas Co., Inc.	7,800	186,732
South Jersey Industries, Inc.	3,006	106,112
Southern Union Co.	18,001	374,241
Southwest Gas Corp.	5,110	130,714
UGI Corp.	11,182	280,221
Vectren Corp.	13,862	319,380
WGL Holdings, Inc.	7,097	235,194

Total Gas		4,878,697
Hand/Machine Tools – 1.3%
Black & Decker Corp.	7,125	329,816
Kennametal, Inc.	5,104	125,609
Lincoln Electric Holdings, Inc.	2,815	133,572
Regal-Beloit Corp.	1,896	86,666
Snap-On, Inc.	5,669	197,055
Stanley Works (The)	9,782	417,594

Total Hand/Machine Tools		1,290,312

See Notes to Financial Statements.

30	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Healthcare-Products – 0.5%
Beckman Coulter, Inc.	3,098	$213,576
Hill-Rom Holdings, Inc.	4,824	105,067
Meridian Bioscience, Inc.	2,880	72,029
STERIS Corp.	2,368	72,105
West Pharmaceutical Services, Inc.	1,625	65,991

Total Healthcare-Products		528,768
Healthcare-Services – 0.1%
Cigna Corp.	2,091	58,736
Universal Health Services, Inc. Class B	1,291	79,952

Total Healthcare-Services		138,688
Home Builders – 0.5%
D.R. Horton, Inc.	20,118	229,547
KB Home	4,679	77,718
MDC Holdings, Inc.	4,688	162,861

Total Home Builders		470,126
Home Furnishings – 0.6%
Whirlpool Corp.	9,272	648,669
Household Products/Wares – 1.0%
Avery Dennison Corp.	16,805	605,148
Scotts Miracle-Gro Co. (The) Class A	3,578	153,675
Tupperware Brands Corp.	7,969	318,123

Total Household Products/Wares		1,076,946
Housewares – 0.1%
Toro Co.	1,978	78,665
Insurance – 7.5%
American Financial Group, Inc.	8,141	207,596
American National Insurance Co.	3,618	308,254
Arthur J. Gallagher & Co.	15,332	373,641
Assurant, Inc.	7,448	238,783
Brown & Brown, Inc.	6,690	128,180
Erie Indemnity Co. Class A	7,661	286,981
Fidelity National Financial, Inc. Class A	25,477	384,193
First American Corp.	9,191	297,513
Hanover Insurance Group, Inc. (The)	1,687	69,724
Harleysville Group, Inc.	3,069	97,134
Hartford Financial Services Group, Inc.	70,951	1,880,202
HCC Insurance Holdings, Inc.	7,097	194,103
Lincoln National Corp.	35,593	922,215
Mercury General Corp.	8,769	317,262
Odyssey Re Holdings Corp.	1,151	74,596
Old Republic International Corp.	46,212	562,862
Reinsurance Group of America, Inc.	1,759	78,451
RLI Corp.	1,190	62,808
Selective Insurance Group, Inc.	3,848	60,529
StanCorp Financial Group, Inc.	2,810	113,440
Torchmark Corp.	3,426	148,791
Transatlantic Holdings, Inc.	4,282	214,828
Unitrin, Inc.	23,144	451,077
Wesco Financial Corp.	128	41,664
Zenith National Insurance Corp.	7,290	225,261

Total Insurance		7,740,088

Investments	Shares	Value

Investment Companies – 1.0%
Apollo Investment Corp.	104,008	$993,276
Iron/Steel – 1.4%
Allegheny Technologies, Inc.	8,923	312,216
Cliffs Natural Resources, Inc.	4,741	153,419
Reliance Steel & Aluminum Co.	4,361	185,604
Steel Dynamics, Inc.	19,573	300,250
United States Steel Corp.	11,852	525,873

Total Iron/Steel		1,477,362
Lodging – 1.1%
Choice Hotels International, Inc.	5,077	157,692
Starwood Hotels & Resorts Worldwide, Inc.	29,551	976,069

Total Lodging		1,133,761
Machinery-Construction & Mining – 0.5%
Bucyrus International, Inc.	1,239	44,133
Joy Global, Inc.	10,019	490,330

Total Machinery-Construction & Mining		534,463
Machinery-Diversified – 0.8%
Flowserve Corp.	3,425	337,499
Graco, Inc.	6,207	172,989
IDEX Corp.	5,485	153,306
Manitowoc Co., Inc. (The)	3,659	34,651
Nordson Corp.	2,443	137,028
Wabtec Corp.	137	5,142

Total Machinery-Diversified		840,615
Media – 2.7%
Cablevision Systems Corp. Class A	19,928	473,290
FactSet Research Systems, Inc.	2,412	159,771
Gannett Co., Inc.	149,000	1,863,990
John Wiley & Sons, Inc. Class A	2,555	88,863
Scripps Networks Interactive, Inc. Class A	5,725	211,538

Total Media		2,797,452
Metal Fabricate/Hardware – 0.8%
Commercial Metals Co.	14,125	252,838
Kaydon Corp.	2,302	74,631
Timken Co.	12,126	284,112
Valmont Industries, Inc.	728	62,011
Worthington Industries, Inc.	13,749	191,111

Total Metal Fabricate/Hardware		864,703
Mining – 0.2%
Compass Minerals International, Inc.	2,422	149,244
Royal Gold, Inc.	750	34,200

Total Mining		183,444
Miscellaneous Manufacturing – 2.6%
Actuant Corp. Class A	420	6,745
Acuity Brands, Inc.	1,916	61,714
Aptargroup, Inc.	3,853	143,948
Brink’s Co. (The)	2,324	62,539
Carlisle Cos., Inc.	5,861	198,746
CLARCOR, Inc.	1,919	60,180

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	31

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Donaldson Co., Inc.	3,454	$119,612
Harsco Corp.	7,677	271,843
Leggett & Platt, Inc.	33,375	647,475
Matthews International Corp. Class A	649	22,962
Pall Corp.	7,396	238,743
Pentair, Inc.	9,012	266,034
SPX Corp.	4,521	277,002
Teleflex, Inc.	3,484	168,312
Trinity Industries, Inc.	5,132	88,219

Total Miscellaneous Manufacturing		2,634,074
Oil & Gas – 1.4%
Cabot Oil & Gas Corp.	1,491	53,303
Cimarex Energy Co.	2,447	106,004
Frontier Oil Corp.	6,475	90,132
Helmerich & Payne, Inc.	3,173	125,429
Patterson-UTI Energy, Inc.	29,425	444,317
Penn Virginia Corp.	1,056	24,193
Pioneer Natural Resources Co.	7,278	264,119
St. Mary Land & Exploration Co.	959	31,129
Tesoro Corp.	14,964	224,161
W&T Offshore, Inc.(a)	2,193	25,680

Total Oil & Gas		1,388,467
Oil & Gas Services – 0.4%
BJ Services Co.	16,331	317,311
CARBO Ceramics, Inc.(a)	1,602	82,583

Total Oil & Gas Services		399,894
Packaging & Containers – 1.8%
Ball Corp.	2,911	143,221
Bemis Co., Inc.	10,970	284,233
Packaging Corp. of America	29,118	594,007
Rock-Tenn Co. Class A	1,395	65,718
Sealed Air Corp.	16,106	316,161
Silgan Holdings, Inc.	1,738	91,645
Sonoco Products Co.	13,984	385,119

Total Packaging & Containers		1,880,104
Pharmaceuticals – 0.1%
Omnicare, Inc.	1,256	28,285
Perrigo Co.	1,936	65,805

Total Pharmaceuticals		94,090
Pipelines – 0.7%
Oneok, Inc.	19,186	702,591
REITS – 18.6%
Alexandria Real Estate Equities, Inc.	5,827	316,697
Apartment Investment & Management Co. Class A	50,229	740,878
BRE Properties, Inc.	12,043	376,946
Camden Property Trust	14,661	590,838
Corporate Office Properties Trust SBI MD	8,282	305,440
Digital Realty Trust, Inc.	9,333	426,611
Douglas Emmett, Inc.	21,471	263,664
Duke Realty Corp.	77,016	924,962
Equity One, Inc.(a)	16,139	252,898

Investments	Shares	Value

Essex Property Trust, Inc.	4,345	$345,775
Federal Realty Investment Trust	7,804	478,931
Healthcare Realty Trust, Inc.	12,791	270,274
Highwoods Properties, Inc.	13,194	414,951
Home Properties, Inc.	6,934	298,786
Kilroy Realty Corp.	7,485	207,634
Liberty Property Trust	25,998	845,715
Macerich Co. (The)	37,491	1,137,102
Mack-Cali Realty Corp.	23,058	745,465
Mid-America Apartment Communities, Inc.	5,769	260,355
National Retail Properties, Inc.	22,381	480,520
Nationwide Health Properties, Inc.	20,597	638,301
Omega Healthcare Investors, Inc.	22,295	357,166
Potlatch Corp.	9,689	275,652
ProLogis	187,366	2,233,403
PS Business Parks, Inc.	2,461	126,299
Realty Income Corp.(a)	22,692	582,050
Regency Centers Corp.	14,661	543,190
Senior Housing Properties Trust	32,333	617,884
SL Green Realty Corp.	21,930	961,631
Tanger Factory Outlet Centers, Inc.	4,074	152,123
Taubman Centers, Inc.	10,187	367,547
UDR, Inc.	38,710	609,295
Ventas, Inc.	30,805	1,185,993
Walter Investment Management Corp.	1	16
Washington Real Estate Investment Trust	9,875	284,400
Weingarten Realty Investors	27,324	544,294

Total REITS		19,163,686
Retail – 6.5%
Abercrombie & Fitch Co. Class A	8,423	276,948
Advance Auto Parts, Inc.	2,210	86,809
American Eagle Outfitters, Inc.	26,486	446,554
Burger King Holdings, Inc.	5,192	91,327
Casey’s General Stores, Inc.	2,095	65,741
Darden Restaurants, Inc.	12,264	418,570
Foot Locker, Inc.	37,605	449,380
Guess?, Inc.	8,275	306,506
Ltd. Brands, Inc.	68,315	1,160,672
Macy’s, Inc.	66,049	1,208,036
MSC Industrial Direct Co. Class A	3,077	134,096
Nordstrom, Inc.	34,175	1,043,704
PetSmart, Inc.	2,765	60,139
RadioShack Corp.	8,429	139,669
Ross Stores, Inc.	5,393	257,624
Tiffany & Co.	10,850	418,050
Wendy’s/Arby’s Group, Inc. Class A	18,892	89,359
World Fuel Services Corp.	408	19,613

Total Retail		6,672,797
Savings & Loans – 1.2%
Astoria Financial Corp.	19,642	216,847
Capitol Federal Financial	10,897	358,729
First Niagara Financial Group, Inc.	13,778	169,883
NewAlliance Bancshares, Inc.	7,401	79,191

See Notes to Financial Statements.

32	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Northwest Bancorp, Inc.	6,519	$148,894
Washington Federal, Inc.	14,428	243,256

Total Savings & Loans		1,216,800
Semiconductors – 2.2%
Intersil Corp. Class A	20,890	319,826
KLA-Tencor Corp.	14,876	533,454
Microchip Technology, Inc.	39,578	1,048,817
National Semiconductor Corp.	22,790	325,213

Total Semiconductors		2,227,310
Software – 0.4%
Broadridge Financial Solutions, Inc.	9,627	193,503
Fidelity National Information Services, Inc.	7,024	179,182
IMS Health, Inc.	4,581	70,318

Total Software		443,003
Telecommunications – 2.6%
CenturyTel, Inc.	34,053	1,144,181
Frontier Communications Corp.	114,412	862,666
Telephone & Data Systems, Inc.	2,311	71,664
Telephone & Data Systems, Inc. Special Shares	2,739	81,294
Virgin Media, Inc.	35,176	489,650

Total Telecommunications		2,649,455
Transportation – 1.1%
Alexander & Baldwin, Inc.	6,640	213,078
Con-way, Inc.	2,422	92,811
Heartland Express, Inc.	1,563	22,507
JB Hunt Transport Services, Inc.	6,395	205,471
Knight Transportation, Inc.	2,775	46,565
Landstar System, Inc.	724	27,555
Overseas Shipholding Group, Inc.	3,926	146,715
Ryder System, Inc.	4,408	172,176
Tidewater, Inc.	4,210	198,249
Werner Enterprises, Inc.	2,551	47,525

Total Transportation		1,172,652
Trucking & Leasing – 0.2%
GATX Corp.	5,543	154,927
Water – 0.6%
American Water Works Co., Inc.	19,147	381,791
Aqua America, Inc.(a)	11,574	204,166

Total Water		585,957
TOTAL COMMON STOCKS (Cost: $103,686,948)		102,584,430

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $139,595)	139,595	$139,595
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

MONEY MARKET FUND – 1.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $1,612,014)(d)	1,612,014	1,612,014
TOTAL INVESTMENTS IN SECURITIES – 101.4% (Cost: $105,438,557)(e)		104,336,039
Liabilities in Excess of Other Assets – (1.4)%		(1,446,642)

NET ASSETS – 100.0%		$102,889,397

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,568,013 and the total market value of the collateral held by the Fund was $1,612,014.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	33

Schedule of Investments (unaudited)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.5%
Advertising – 0.4%
Harte-Hanks, Inc.	36,896	$510,272
Marchex, Inc. Class B	4,364	21,427

Total Advertising		531,699
Aerospace/Defense – 0.4%
Cubic Corp.	2,034	80,282
Ducommun, Inc.	2,196	41,526
HEICO Corp.	359	15,566
HEICO Corp. Class A	703	23,839
Kaman Corp.	8,102	178,082
National Presto Industries, Inc.	1,158	100,179
Triumph Group, Inc.	734	35,225

Total Aerospace/Defense		474,699
Agriculture – 1.8%
Alico, Inc.	2,715	79,794
Andersons, Inc. (The)	3,892	136,998
Griffin Land & Nurseries, Inc.	669	21,408
Universal Corp.	16,226	678,571
Vector Group Ltd.	94,096	1,466,016

Total Agriculture		2,382,787
Airlines – 0.1%
Skywest, Inc.	6,470	107,273
Apparel – 1.7%
Cherokee, Inc.	13,033	312,401
Jones Apparel Group, Inc.	90,005	1,613,790
Weyco Group, Inc.	2,241	51,319
Wolverine World Wide, Inc.	12,092	300,365

Total Apparel		2,277,875
Auto Parts & Equipment – 0.9%
Cooper Tire & Rubber Co.	48,898	859,627
Superior Industries International, Inc.	18,817	267,201
Titan International, Inc.	1,084	9,648

Total Auto Parts & Equipment		1,136,476
Banks – 7.7%
1st Source Corp.	8,678	141,451
Alliance Financial Corp.(a)	2,476	66,976
Ameris Bancorp	3,084	22,051
Arrow Financial Corp.	5,615	153,233
Bancfirst Corp.	3,501	129,292
Bank Mutual Corp.	19,600	173,264
Bank of the Ozarks, Inc.	4,019	106,624
Banner Corp.	3,635	9,924
Boston Private Financial Holdings, Inc.	5,199	33,845
Bryn Mawr Bank Corp.	2,850	49,790
Camden National Corp.	3,549	117,259
Capital City Bank Group, Inc.(a)	6,302	89,488
Cardinal Financial Corp.	2,334	19,209
Cass Information Systems, Inc.	1,778	53,091
Centerstate Banks, Inc.	1,262	9,957
Chemical Financial Corp.	14,264	310,813

Investments	Shares	Value

City Holding Co.	8,205	$244,591
CoBiz Financial, Inc.	8,243	41,050
Columbia Banking System, Inc.	5,820	96,321
Community Bank System, Inc.	14,918	272,552
Community Trust Bancorp, Inc.	6,793	177,773
CVB Financial Corp.(a)	32,847	249,309
East West Bancorp, Inc.	19,749	163,917
Enterprise Financial Services Corp.	2,233	20,655
Farmers Capital Bank Corp.	4,830	86,360
Financial Institutions, Inc.	3,888	38,763
First Bancorp	8,364	150,970
First Bancorp, Inc.	4,516	83,998
First Busey Corp.(a)	19,715	92,661
First Community Bancshares, Inc.	4,573	57,711
First Financial Bancorp	25,018	301,467
First Financial Corp.	3,807	116,646
First Merchants Corp.	9,510	66,285
First Midwest Bancorp, Inc.	36,767	414,364
First South Bancorp, Inc.(a)	7,965	91,598
Great Southern Bancorp, Inc.(a)	11,340	268,871
Harleysville National Corp.	21,398	114,051
Heartland Financial USA, Inc.	3,721	54,885
Home Bancshares, Inc.(a)	2,350	51,512
Iberiabank Corp.	4,697	213,995
Independent Bank Corp.	7,405	163,873
Lakeland Bancorp, Inc.	10,834	81,255
Lakeland Financial Corp.	4,147	85,636
MainSource Financial Group, Inc.	8,786	59,745
MB Financial, Inc.	11,287	236,688
NBT Bancorp, Inc.	11,913	268,519
Old Second Bancorp, Inc.(a)	7,749	44,402
Pacific Continental Corp.	3,943	41,520
Peapack Gladstone Financial Corp.	2,374	38,126
Peoples Bancorp, Inc.	6,069	79,200
Renasant Corp.	10,883	161,613
Republic Bancorp, Inc. Class A	4,529	90,399
S&T Bancorp, Inc.	12,121	157,088
S.Y. Bancorp, Inc.(a)	4,116	95,038
Sandy Spring Bancorp, Inc.(a)	8,560	139,357
SCBT Financial Corp.	2,831	79,551
Shore Bancshares, Inc.	2,664	44,569
Sierra Bancorp(a)	3,748	45,013
Simmons First National Corp. Class A	4,455	128,349
Smithtown Bancorp, Inc.	1,466	16,918
Southside Bancshares, Inc.	4,245	95,597
Southwest Bancorp, Inc.	5,026	70,565
State Bancorp, Inc.	7,002	59,167
StellarOne Corp.	10,247	151,143
Sterling Bancorp	12,676	91,521
Sterling Bancshares, Inc.	32,649	238,664
Suffolk Bancorp	2,980	88,238
Tompkins Financial Corp.	2,823	123,365
TowneBank(a)	4,002	51,026
Trico Bancshares	3,983	65,321

See Notes to Financial Statements.

34	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

TrustCo Bank Corp.	41,216	$257,600
Umpqua Holdings Corp.	39,046	413,888
Union Bankshares Corp.(a)	5,096	63,445
United Security Bancshares*	6,914	31,113
Univest Corp. of Pennsylvania	4,154	90,017
Washington Trust Bancorp, Inc.	8,372	146,677
Webster Financial Corp.	60,372	752,839
WesBanco, Inc.	14,925	230,741
Wilshire Bancorp, Inc.	8,469	62,162
Wintrust Financial Corp.	5,146	143,882

Total Banks		10,240,402
Beverages – 0.1%
Coca-Cola Bottling Co. Consolidated	1,791	86,738
Farmer Bros Co.	4,125	85,388

Total Beverages		172,126
Building Materials – 0.7%
AAON, Inc.	3,321	66,686
Apogee Enterprises, Inc.	10,940	164,319
Comfort Systems USA, Inc.	8,278	95,942
Eagle Materials, Inc.	11,158	318,895
LSI Industries, Inc.	8,079	53,725
Quanex Building Products Corp.	5,366	77,056
Texas Industries, Inc.	2,831	118,874
Universal Forest Products, Inc.	1,057	41,709

Total Building Materials		937,206
Chemicals – 2.1%
Aceto Corp.	5,859	38,669
American Vanguard Corp.	1,577	13,105
Arch Chemicals, Inc.	9,344	280,227
Ashland, Inc.	19,520	843,654
Balchem Corp.	1,040	27,352
H.B. Fuller Co.	10,264	214,518
Hawkins, Inc.(a)	3,995	93,323
Innophos Holdings, Inc.	11,465	212,102
Innospec, Inc.	5,187	76,508
Minerals Technologies, Inc.	1,023	48,654
NewMarket Corp.	4,205	391,233
Quaker Chemical Corp.	8,488	186,142
Schulman A., Inc.	11,160	222,419
Stepan Co.	2,445	146,896
Zep, Inc.	2,680	43,550

Total Chemicals		2,838,352
Commercial Services – 4.5%
ABM Industries, Inc.	17,052	358,774
Administaff, Inc.	8,080	212,262
Advance America, Cash Advance Centers, Inc.	112,874	632,094
Arbitron, Inc.	10,147	210,652
Barrett Business Services, Inc.	3,499	37,019
CDI Corp.	9,969	140,064
Chemed Corp.	1,571	68,951
Corporate Executive Board Co. (The)	33,302	829,220
Deluxe Corp.	39,301	672,047

Investments	Shares	Value

Diamond Management & Technology Consultants, Inc.	24,072	$164,893
Electro Rent Corp.	15,656	180,357
Great Lakes Dredge & Dock Corp.	10,941	76,368
Healthcare Services Group	21,417	393,216
Heartland Payment Systems, Inc.	9,290	134,798
Heidrick & Struggles International, Inc.	5,055	117,579
Landauer, Inc.	3,407	187,317
MAXIMUS, Inc.	2,485	115,801
McGrath Rentcorp	11,270	239,713
Monro Muffler, Inc.	2,330	74,071
Multi-Color Corp.	2,190	33,792
National Research Corp.	1,558	37,595
Sotheby’s(a)	54,830	944,721
Stewart Enterprises, Inc. Class A	35,242	184,316
Viad Corp.	1,650	32,851

Total Commercial Services		6,078,471
Computers – 0.1%
MTS Systems Corp.	4,721	137,900
Cosmetics/Personal Care – 0.1%
Inter Parfums, Inc.	6,320	77,167
Distribution/Wholesale – 0.3%
Houston Wire & Cable Co.	6,889	76,124
Pool Corp.(a)	17,429	387,272

Total Distribution/Wholesale		463,396
Diversified Financial Services – 2.8%
BGC Partners, Inc. Class A	76,023	325,378
Calamos Asset Management, Inc. Class A	7,391	96,526
Cohen & Steers, Inc.(a)	17,988	431,712
Evercore Partners, Inc. Class A	4,938	144,288
Financial Federal Corp.	8,113	200,229
GAMCO Investors, Inc. Class A	380	17,366
GFI Group, Inc.	85,843	620,645
Sanders Morris Harris Group, Inc.	9,747	57,605
Student Loan Corp. (The)	33,649	1,561,314
SWS Group, Inc.	7,159	103,090
Teton Advisors, Inc. Class B†	4	—
Westwood Holdings Group, Inc.	3,575	124,052

Total Diversified Financial Services		3,682,205
Electric – 3.2%
Avista Corp.	25,188	509,301
Central Vermont Public Service Corp.	6,129	118,290
CH Energy Group, Inc.	8,736	387,092
Empire District Electric Co. (The)(a)	30,415	550,207
MGE Energy, Inc.	12,192	444,764
NorthWestern Corp.	25,620	625,897
Otter Tail Corp.	21,391	511,887
PNM Resources, Inc.	50,206	586,406
UIL Holdings Corp.	17,490	461,561
Unitil Corp.	4,742	106,458

Total Electric		4,301,863

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Electrical Components & Equipment – 0.9%
Belden, Inc.	4,959	$114,553
Encore Wire Corp.	1,235	27,590
Hubbell, Inc. Class A	3,973	160,866
Insteel Industries, Inc.	2,421	28,931
Molex, Inc. Class A	45,981	863,983

Total Electrical Components & Equipment		1,195,923
Electronics – 1.0%
American Science & Engineering, Inc.	1,189	80,900
Analogic Corp.	2,262	83,739
Badger Meter, Inc.	2,603	100,710
Bel Fuse, Inc. Class B	1,490	28,355
CTS Corp.	7,556	70,271
Daktronics, Inc.	4,815	41,265
Methode Electronics, Inc.	16,330	141,581
Park Electrochemical Corp.	3,942	97,170
Technitrol, Inc.	52,347	482,116
Watts Water Technologies, Inc. Class A	6,134	185,553

Total Electronics		1,311,660
Engineering & Construction – 0.0%
VSE Corp.	267	10,416
Entertainment – 1.7%
Churchill Downs, Inc.	2,146	82,621
Cinemark Holdings, Inc.	124,726	1,292,161
Dover Downs Gaming & Entertainment, Inc.	10,256	58,459
International Speedway Corp. Class A	1,438	39,646
National CineMedia, Inc.	36,709	622,952
Speedway Motorsports, Inc.	11,300	162,607

Total Entertainment		2,258,446
Environmental Control – 0.6%
American Ecology Corp.	8,165	152,685
Energysolutions, Inc.	19,199	177,015
Met-Pro Corp.	3,600	34,884
Mine Safety Appliances Co.	16,959	466,542

Total Environmental Control		831,126
Food – 2.1%
Arden Group, Inc. Class A	296	35,372
B&G Foods, Inc. Class A	58,250	477,068
Calavo Growers, Inc.	5,329	101,144
Cal-Maine Foods, Inc.(a)	5,703	152,669
Diamond Foods, Inc.	1,559	49,452
Imperial Sugar Co.	2,855	36,201
Ingles Markets, Inc. Class A	6,035	95,534
J&J Snack Foods Corp.	2,577	111,301
Lancaster Colony Corp.	11,673	598,475
Lance, Inc.	10,993	283,839
Nash Finch Co.	2,773	75,814
Sanderson Farms, Inc.	3,921	147,586
Spartan Stores, Inc.	2,185	30,874
Tootsie Roll Industries, Inc.	5,692	135,356
Village Super Market, Inc. Class A	2,032	59,883
Weis Markets, Inc.	12,191	389,502

Total Food		2,780,070

Investments	Shares	Value

Forest Products & Paper – 0.6%
Deltic Timber Corp.	1,013	$46,365
Glatfelter	21,337	244,949
Neenah Paper, Inc.	7,365	86,686
Schweitzer-Mauduit International, Inc.	6,961	378,400

Total Forest Products & Paper		756,400
Gas – 0.1%
Chesapeake Utilities Corp.	3,136	97,185
Hand/Machine Tools – 0.5%
Baldor Electric Co.	20,571	562,411
Franklin Electric Co., Inc.	4,880	139,910
LS Starrett Co. Class A	1,963	20,415

Total Hand/Machine Tools		722,736
Healthcare-Products – 0.1%
Atrion Corp.	272	39,277
Cooper Cos., Inc. (The)	2,233	66,387
Invacare Corp.	1,183	26,357

Total Healthcare-Products		132,021
Healthcare-Services – 0.1%
Ensign Group, Inc. (The)	2,417	33,910
National Healthcare Corp.	3,244	120,969

Total Healthcare-Services		154,879
Holding Companies-Diversified – 0.3%
Compass Diversified Holdings	43,508	455,529
Home Builders – 0.9%
Lennar Corp. Class A	24,886	354,625
Lennar Corp. Class B	8,190	92,547
Ryland Group, Inc.	12,853	270,813
Skyline Corp.	3,014	67,996
Thor Industries, Inc.	14,034	434,352

Total Home Builders		1,220,333
Home Furnishings – 0.5%
American Woodmark Corp.	3,568	69,005
Ethan Allen Interiors, Inc.	26,649	439,709
Kimball International, Inc. Class B	22,556	172,102

Total Home Furnishings		680,816
Household Products/Wares – 1.2%
American Greetings Corp. Class A	24,428	544,745
Blyth, Inc.	8,200	317,586
CSS Industries, Inc.	3,460	68,404
Ennis, Inc.	15,810	255,015
Oil-Dri Corp. of America	1,974	28,623
Standard Register Co. (The)	29,667	174,442
WD-40 Co.	7,565	214,846

Total Household Products/Wares		1,603,661
Insurance – 2.5%
American Equity Investment Life Holding Co.	7,096	49,814
American Physicians Capital, Inc.	1,570	45,232
Amtrust Financial Services, Inc.	13,972	159,421
Baldwin & Lyons, Inc. Class B	8,387	196,675
Delphi Financial Group, Inc. Class A	11,819	267,464

See Notes to Financial Statements.

36	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Donegal Group, Inc. Class A	5,869	$90,617
EMC Insurance Group, Inc.	4,779	100,980
Employers Holdings, Inc.	8,844	136,905
FBL Financial Group, Inc. Class A	12,582	244,468
Horace Mann Educators Corp.	22,404	312,984
Infinity Property & Casualty Corp.	1,631	69,285
Life Partners Holdings, Inc.(a)	1,317	23,574
Meadowbrook Insurance Group, Inc.	8,874	65,668
National Interstate Corp.	3,329	58,257
National Western Life Insurance Co. Class A	90	15,838
NYMAGIC, Inc.	2,015	34,779
Presidential Life Corp.	7,889	81,730
Protective Life Corp.	30,623	655,945
Radian Group, Inc.	2,802	29,645
Safety Insurance Group, Inc.	8,257	271,820
State Auto Financial Corp.	10,287	184,446
Stewart Information Services Corp.	7,813	96,647
Tower Group, Inc.	2,187	53,341
United Fire & Casualty Co.	6,543	117,120

Total Insurance		3,362,655
Internet – 0.6%
NutriSystem, Inc.	17,096	260,885
TheStreet.com, Inc.	10,585	30,696
United Online, Inc.	69,101	555,572

Total Internet		847,153
Investment Companies – 5.4%
Ares Capital Corp.	320,722	3,534,356
BlackRock Kelso Capital Corp.	117,352	870,752
Capital Southwest Corp.	339	26,018
Fifth Street Finance Corp.	39,562	432,413
Gladstone Capital Corp.	48,605	434,043
Hercules Technology Growth Capital, Inc.	70,229	689,649
Medallion Financial Corp.	20,913	174,833
MVC Capital, Inc.	12,808	112,454
NGP Capital Resources Co.	47,510	344,923
Prospect Capital Corp.(a)	51,081	547,077

Total Investment Companies		7,166,518
Iron/Steel – 0.8%
AK Steel Holding Corp.	27,796	548,415
Carpenter Technology Corp.	19,774	462,514
Schnitzer Steel Industries, Inc. Class A	494	26,305

Total Iron/Steel		1,037,234
Leisure Time – 1.1%
Ambassadors Group, Inc.	11,183	175,014
Brunswick Corp.	13,610	163,048
Callaway Golf Co.	25,737	195,859
Polaris Industries, Inc.	21,753	887,087

Total Leisure Time		1,421,008
Lodging – 0.7%
Marcus Corp.	5,806	74,259
Wyndham Worldwide Corp.	49,028	800,137

Total Lodging		874,396

Investments	Shares	Value

Machinery-Diversified – 1.7%
Alamo Group, Inc.	2,005	$31,679
Albany International Corp. Class A	11,133	215,980
Applied Industrial Technologies, Inc.	16,273	344,337
Briggs & Stratton Corp.(a)	31,788	617,005
Cascade Corp.	3,431	91,745
Cognex Corp.	20,837	341,310
Gorman-Rupp Co. (The)	2,794	69,598
Lindsay Corp.(a)	1,365	53,754
NACCO Industries, Inc. Class A	4,658	279,806
Robbins & Myers, Inc.	3,358	78,846
Tennant Co.	6,433	186,943

Total Machinery-Diversified		2,311,003
Media – 2.1%
CBS Corp. Class A	94,216	1,136,245
Courier Corp.	7,010	106,201
John Wiley & Sons, Inc. Class B	1,871	64,381
Meredith Corp.	22,038	659,818
Scholastic Corp.	9,138	222,419
Value Line, Inc.	5,038	155,523
World Wrestling Entertainment, Inc. Class A	36,375	509,614

Total Media		2,854,201
Metal Fabricate/Hardware – 0.5%
Ampco-Pittsburgh Corp.	3,987	106,014
CIRCOR International, Inc.	1,268	35,834
Dynamic Materials Corp.	1,197	23,892
Lawson Products, Inc.	4,017	69,936
Mueller Industries, Inc.	8,164	194,875
Mueller Water Products, Inc. Class A	15,421	84,507
Olympic Steel, Inc.	1,400	40,166
Sun Hydraulics Corp.	4,150	87,399

Total Metal Fabricate/Hardware		642,623
Mining – 0.5%
AMCOL International Corp.	11,939	273,284
Kaiser Aluminum Corp.	10,634	386,652

Total Mining		659,936
Miscellaneous Manufacturing – 2.3%
A.O. Smith Corp.	7,186	273,787
Ameron International Corp.	2,237	156,545
Barnes Group, Inc.	28,797	492,141
Crane Co.	36,773	949,111
Federal Signal Corp.	16,051	115,407
FreightCar America, Inc.	1,912	46,462
John Bean Technologies Corp.	10,163	184,662
Koppers Holdings, Inc.	9,953	295,106
Myers Industries, Inc.	11,834	127,452
NL Industries, Inc.	23,590	158,053
Raven Industries, Inc.	4,636	123,920
Standex International Corp.	7,094	140,674
Tredegar Corp.	3,720	53,940

Total Miscellaneous Manufacturing		3,117,260

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Office Furnishings – 1.5%
Herman Miller, Inc.	16,396	$277,256
HNI Corp.(a)	29,306	691,622
Interface, Inc. Class A	15,803	131,165
Knoll, Inc.	30,150	314,464
Steelcase, Inc. Class A	98,515	611,778

Total Office Furnishings		2,026,285
Oil & Gas – 2.0%
Alon USA Energy, Inc.	9,038	89,747
Atlas Energy, Inc.	6,212	168,159
Berry Petroleum Co. Class A	19,523	522,826
Delek US Holdings, Inc.	18,277	156,634
Holly Corp.	18,824	482,271
Panhandle Oil and Gas, Inc. Class A	1,252	26,743
Whiting USA Trust I	83,535	1,274,744

Total Oil & Gas		2,721,124
Oil & Gas Services – 0.4%
Lufkin Industries, Inc.	5,109	271,697
RPC, Inc.	29,504	309,202

Total Oil & Gas Services		580,899
Packaging & Containers – 2.7%
Greif, Inc. Class A	13,432	739,431
Greif, Inc. Class B	21,017	1,096,457
Temple-Inland, Inc.	108,169	1,776,135

Total Packaging & Containers		3,612,023
Pharmaceuticals – 0.1%
Medicis Pharmaceutical Corp. Class A	7,801	166,551
Real Estate – 0.3%
Consolidated-Tomoka Land Co.(a)	155	5,937
Jones Lang LaSalle, Inc.	7,222	342,106

Total Real Estate		348,043
REITS – 23.6%
Acadia Realty Trust	20,951	315,732
Agree Realty Corp.	11,851	271,743
American Campus Communities, Inc.	31,336	841,372
Associated Estates Realty Corp.	13,775	132,516
BioMed Realty Trust, Inc.	115,296	1,591,085
Brandywine Realty Trust	255,801	2,824,043
CBL & Associates Properties, Inc.(a)	157,318	1,525,985
Cogdell Spencer, Inc.	32,938	158,102
Colonial Properties Trust	73,588	716,011
Cousins Properties, Inc.	43,446	359,733
DCT Industrial Trust, Inc.	139,330	711,976
EastGroup Properties, Inc.	17,058	651,957
Education Realty Trust, Inc.	60,931	361,321
Entertainment Properties Trust	42,984	1,467,474
Equity Lifestyle Properties, Inc.	6,094	260,762
First Potomac Realty Trust	54,506	630,089
Franklin Street Properties Corp.	49,646	650,363
Getty Realty Corp.	27,061	664,077
Hersha Hospitality Trust	125,974	390,519

Investments	Shares	Value

HRPT Properties Trust	725,583	$5,456,384
Inland Real Estate Corp.	58,849	515,517
Investors Real Estate Trust	47,175	426,462
Kite Realty Group Trust	64,828	270,333
LaSalle Hotel Properties	43,433	853,893
Lexington Realty Trust	149,705	763,495
LTC Properties, Inc.	22,714	546,045
Medical Properties Trust, Inc.	129,251	1,009,450
Mission West Properties, Inc.	24,669	166,022
Monmouth Real Estate Investment Trust Class A	24,442	170,116
National Health Investors, Inc.	26,613	842,301
Parkway Properties, Inc.	13,471	265,379
Pennsylvania Real Estate Investment Trust(a)	147,278	1,120,786
Post Properties, Inc.	55,554	999,972
Public Storage Class A	11,570	297,118
Saul Centers, Inc.	10,290	330,309
Sovran Self Storage, Inc.	18,914	575,553
Sun Communities, Inc.	41,779	899,084
Universal Health Realty Income Trust	9,982	324,914
Urstadt Biddle Properties, Inc. Class A	13,894	202,713
U-Store-It Trust	109,101	681,881
Winthrop Realty Trust	22,544	219,579

Total REITS		31,462,166
Retail – 6.2%
Barnes & Noble, Inc.(a)	45,320	1,007,010
bebe Stores, Inc.	28,111	206,897
Bob Evans Farms, Inc.	11,213	325,850
Brinker International, Inc.	47,998	755,009
Brown Shoe Co., Inc.	15,130	121,343
Buckle, Inc. (The)(a)	19,460	664,364
Cash America International, Inc.	1,863	56,188
Cato Corp. (The) Class A	15,462	313,724
Christopher & Banks Corp.	20,518	138,907
CKE Restaurants, Inc.	16,072	168,595
Cracker Barrel Old Country Store, Inc.	9,814	337,602
Dillard’s, Inc. Class A	35,178	496,010
Finish Line, Inc. (The) Class A	12,838	130,434
Fred’s, Inc. Class A	3,913	49,812
Men’s Wearhouse, Inc. (The)	11,626	287,162
Nu Skin Enterprises, Inc. Class A	35,989	666,876
PEP Boys-Manny, Moe & Jack	42,717	417,345
Phillips-Van Heusen Corp.	4,674	200,000
Pricesmart, Inc.	5,518	103,462
Regis Corp.	6,216	96,348
Stage Stores, Inc.	12,550	162,648
Williams-Sonoma, Inc.	76,421	1,545,997

Total Retail		8,251,583
Savings & Loans – 1.5%
Abington Bancorp, Inc.	6,128	47,431
BankFinancial Corp.	6,891	66,016
Berkshire Hills Bancorp, Inc.	3,285	72,073
Brookline Bancorp, Inc.	24,277	235,972
Brooklyn Federal Bancorp, Inc.	4,366	53,265

See Notes to Financial Statements.

38	WisdomTree Domestic Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Clifton Savings Bancorp, Inc.	5,775	$56,595
Danvers Bancorp, Inc.	1,331	18,088
Dime Community Bancshares	18,088	206,746
ESSA Bancorp, Inc.	2,327	30,740
First Financial Holdings, Inc.	6,802	108,628
First Financial Northwest, Inc.	9,825	57,182
Flushing Financial Corp.	11,251	128,261
Home Federal Bancorp, Inc.	4,472	51,070
Kearny Financial Corp.	13,764	143,421
OceanFirst Financial Corp.	7,450	86,420
Provident Financial Services, Inc.	21,439	220,607
Provident New York Bancorp	9,738	92,998
Rockville Financial, Inc.	3,291	35,378
Roma Financial Corp.	8,828	109,732
United Financial Bancorp, Inc.	4,138	47,918
ViewPoint Financial Group	6,039	84,788
Westfield Financial, Inc.	7,794	66,015
WSFS Financial Corp.	793	21,126

Total Savings & Loans		2,040,470
Semiconductors – 0.2%
Cohu, Inc.	5,646	76,560
Micrel, Inc.	15,768	128,509
Power Integrations, Inc.	1,781	59,361

Total Semiconductors		264,430
Software – 1.2%
Blackbaud, Inc.	15,562	361,038
Computer Programs & Systems, Inc.	7,303	302,417
Fair Isaac Corp.	3,125	67,156
Pegasystems, Inc.	4,224	145,855
QAD, Inc.	9,462	43,052
Quality Systems, Inc.(a)	9,610	591,688
Renaissance Learning, Inc.	10,922	108,565
Schawk, Inc.	3,386	39,515

Total Software		1,659,286
Telecommunications – 2.7%
Adtran, Inc.	18,938	464,928
Alaska Communications Systems Group, Inc.	49,381	456,774
Applied Signal Technology, Inc.	4,664	108,531
Atlantic Tele-Network, Inc.	5,263	281,150
Black Box Corp.	1,840	46,166
Consolidated Communications Holdings, Inc.	50,607	810,218
D&E Communications, Inc.	12,601	144,786
Iowa Telecommunications Services, Inc.	44,377	559,150
NTELOS Holdings Corp.	21,608	381,597
Plantronics, Inc.	8,867	237,724
Preformed Line Products Co.	1,020	40,851
Shenandoah Telecommunications Co.	3,303	59,289

Total Telecommunications		3,591,164
Textiles – 0.1%
G&K Services, Inc. Class A	3,054	67,677
UniFirst Corp.	899	39,960

Total Textiles		107,637

Investments	Shares	Value

Transportation – 0.6%
Arkansas Best Corp.	6,850	$205,089
Forward Air Corp.	4,564	105,656
Horizon Lines, Inc. Class A	43,851	278,454
International Shipholding Corp.	7,080	218,135

Total Transportation		807,334
Water – 0.7%
American States Water Co.	6,340	229,381
California Water Service Group	6,402	249,294
Connecticut Water Service, Inc.	3,736	83,649
Middlesex Water Co.	6,540	98,623
SJW Corp.	5,195	118,706
Southwest Water Co.	21,238	104,491
York Water Co.	5,907	81,871

Total Water		966,015
TOTAL COMMON STOCKS (Cost: $121,950,487)		132,950,095
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $309,513)	309,513	309,513
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.2%
MONEY MARKET FUND – 6.2%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $8,323,073)(d)	8,323,073	8,323,073
TOTAL INVESTMENTS IN SECURITIES – 105.9% (Cost: $130,583,073)(e)		141,582,681
Liabilities in Excess of Other Assets – (5.9)%		(7,970,179)

NET ASSETS – 100.0%		$133,612,502

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $7,832,942 and the total market value of the collateral held by the Fund was $8,323,073.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	39

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic Dividend Funds

September 30, 2009

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
ASSETS:

Investments, at cost:	$134,650,520	$159,017,879	$442,805,604	$137,112,144	$105,438,557	$130,583,073
Investments in securities, at value (including securities on loan) (Note 2)	124,740,938	141,973,392	410,443,236	145,333,455	104,336,039	141,582,681

Receivables:

Dividends and interest	266,261	452,319	883,032	517,441	197,139	376,458

Capital shares sold	—	—	—	—	—	3,799,023
Total Assets	125,007,199	142,425,711	411,326,268	145,850,896	104,533,178	145,758,162
LIABILITIES:

Due to custodian	—	—	—	—	—	43

Payables:

Investment securities purchased	—	—	—	—	—	3,782,397

Collateral for securities on loan (Note 2)	732,006	1,178,010	874,008	—	1,612,014	8,323,073

Advisory fees (Note 3)	28,239	44,041	93,891	44,871	31,403	39,687

Service fees (Note 2)	443	510	1,476	519	364	460
Total Liabilities	760,688	1,222,561	969,375	45,390	1,643,781	12,145,660
NET ASSETS	$124,246,511	$141,203,150	$410,356,893	$145,805,506	$102,889,397	$133,612,502
NET ASSETS:

Paid-in capital	$155,045,261	$215,000,284	$508,202,435	$219,702,304	$130,375,653	$171,740,189

Undistributed net investment income	202,806	459,788	510,448	529,439	345,347	580,768

Accumulated net realized loss on investments	(21,091,974)	(57,212,435)	(65,993,622)	(82,647,548)	(26,729,085)	(49,708,063)

Net unrealized appreciation (depreciation) on investments	(9,909,582)	(17,044,487)	(32,362,368)	8,221,311	(1,102,518)	10,999,608
NET ASSETS	$124,246,511	$141,203,150	$410,356,893	$145,805,506	$102,889,397	$133,612,502
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	3,150,000	4,200,000	10,400,000	3,850,000	2,550,000	3,550,000
Net asset value per share	$39.44	$33.62	$39.46	$37.87	$40.35	$37.64

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

40	WisdomTree Domestic Dividend Funds

Statements of Operations (unaudited)

WisdomTree Domestic Dividend Funds

For the Six Months Ended September 30, 2009

	WisdomTree Total Dividend Fund	WisdomTree Equity Income Fund	WisdomTree LargeCap Dividend Fund	WisdomTree Dividend ex- Financials Fund[1]	WisdomTree MidCap Dividend Fund	WisdomTree SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends	$1,838,348	$2,651,000	$5,923,278	$3,360,830	$1,856,807	$2,628,092

Interest	77	88	240	89	68	76

Securities lending income (Note 2)	7,406	8,982	15,386	10,983	21,224	35,729
Total investment income	1,845,831	2,660,070	5,938,904	3,371,902	1,878,099	2,663,897
EXPENSES:

Advisory fees (Note 3)	149,174	238,647	506,068	246,077	169,882	193,188

Service fees (Note 2)	2,344	2,763	7,952	2,849	1,967	2,237
Total expenses	151,518	241,410	514,020	248,926	171,849	195,425
Net investment income	1,694,313	2,418,660	5,424,884	3,122,976	1,706,250	2,468,472
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,002,197)	(1,982,509)	(2,422,550)	(24,389,173)	(2,225,818)	(4,903,654)

In-kind redemptions	—	3,212,106	1,413,516	395,245	2,332,838	545,904
Net realized gain (loss)	(1,002,197)	1,229,597	(1,009,034)	(23,993,928)	107,020	(4,357,750)
Net change in unrealized appreciation on investments	31,390,019	44,803,923	97,875,663	66,620,957	34,335,433	47,105,000
Net realized and unrealized gain on investments	30,387,822	46,033,520	96,866,629	42,627,029	34,442,453	42,747,250
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$32,082,135	$48,452,180	$102,291,513	$45,750,005	$36,148,703	$45,215,722

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	41

Statements of Changes in Net Assets

WisdomTree Domestic Dividend Funds

	WisdomTree Total Dividend Fund		WisdomTree Equity Income Fund		WisdomTree LargeCap Dividend Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,694,313	$3,338,965	$2,418,660	$6,708,782	$5,424,884	$11,016,858

Net realized gain (loss) on investments	(1,002,197)	(18,715,895)	1,229,597	(56,740,057)	(1,009,034)	(62,291,410)

Net change in unrealized appreciation (depreciation) on investments	31,390,019	(29,166,740)	44,803,923	(29,209,022)	97,875,663	(97,231,533)
Net increase (decrease) in net assets resulting from operations	32,082,135	(44,543,670)	48,452,180	(79,240,297)	102,291,513	(148,506,085)
DIVIDENDS:

Net investment income	(1,574,453)	(3,313,229)	(2,104,974)	(6,721,777)	(5,163,766)	(10,899,807)
Total dividends	(1,574,453)	(3,313,229)	(2,104,974)	(6,721,777)	(5,163,766)	(10,899,807)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	8,895,136	46,420,476	8,592,249	71,553,240	28,052,597	182,938,258

Cost of shares redeemed	—	(1,790,616)	(14,827,798)	(23,158,766)	(8,958,490)	(37,775,980)
Net increase (decrease) in net assets resulting from capital share transactions	8,895,136	44,629,860	(6,235,549)	48,394,474	19,094,107	145,162,278
Net Increase (Decrease) in Net Assets	39,402,818	(3,227,039)	40,111,657	(37,567,600)	116,221,854	(14,243,614)
NET ASSETS:

Beginning of period	$84,843,693	$88,070,732	$101,091,493	$138,659,093	$294,135,039	$308,378,653

End of period	$124,246,511	$84,843,693	$141,203,150	$101,091,493	$410,356,893	$294,135,039
Undistributed net investment income included in net assets at end of period	$202,806	$82,946	$459,788	$146,102	$510,448	$249,330
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,900,000	1,700,000	4,400,000	2,900,000	9,850,000	5,850,000

Shares created	250,000	1,250,000	300,000	2,100,000	800,000	5,000,000

Shares redeemed	—	(50,000)	(500,000)	(600,000)	(250,000)	(1,000,000)
Shares outstanding, end of period	3,150,000	2,900,000	4,200,000	4,400,000	10,400,000	9,850,000

See Notes to Financial Statements.

42	WisdomTree Domestic Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic Dividend Funds

	WisdomTree Dividend ex-Financials Fund		WisdomTree MidCap Dividend Fund		WisdomTree SmallCap Dividend Fund
	For the Six Months Ended September 30, 2009[1] (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,122,976	$6,320,448	$1,706,250	$3,242,405	$2,468,472	$4,209,422

Net realized gain (loss) on investments	(23,993,928)	(58,047,091)	107,020	(23,657,089)	(4,357,750)	(39,689,366)

Net change in unrealized appreciation (depreciation) on investments	66,620,957	(23,355,640)	34,335,433	(17,789,217)	47,105,000	(15,137,758)
Net increase (decrease) in net assets resulting from operations	45,750,005	(75,082,283)	36,148,703	(38,203,901)	45,215,722	(50,617,702)
DIVIDENDS:

Net investment income	(2,782,475)	(6,316,346)	(1,436,535)	(3,290,596)	(2,127,242)	(4,219,124)
Total dividends	(2,782,475)	(6,316,346)	(1,436,535)	(3,290,596)	(2,127,242)	(4,219,124)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	6,821,305	119,876,634	19,892,087	66,272,249	20,835,476	47,165,978

Cost of shares redeemed	(8,259,966)	(100,406,482)	(17,369,998)	(50,320,867)	(3,680,654)	—
Net increase (decrease) in net assets resulting from capital share transactions	(1,438,661)	19,470,152	2,522,089	15,951,382	17,154,822	47,165,978
Net Increase (Decrease) in Net Assets	41,528,869	(61,928,477)	37,234,257	(25,543,115)	60,243,302	(7,670,848)
NET ASSETS:

Beginning of period	$104,276,637	$166,205,114	$65,655,140	$91,198,255	$73,369,200	$81,040,048

End of period	$145,805,506	$104,276,637	$102,889,397	$65,655,140	$133,612,502	$73,369,200
Undistributed net investment income included in net assets at end of period	$529,439	$188,938	$345,347	$75,632	$580,768	$239,538
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	3,900,000	3,250,000	2,450,000	1,900,000	3,050,000	1,750,000

Shares created	200,000	2,900,000	650,000	1,700,000	650,000	1,300,000

Shares redeemed	(250,000)	(2,250,000)	(550,000)	(1,150,000)	(150,000)	—
Shares outstanding, end of period	3,850,000	3,900,000	2,550,000	2,450,000	3,550,000	3,050,000

[1]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	43

Financial Highlights

WisdomTree Domestic Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$29.26	$51.81	$57.87	$50.32
Investment operations:
Net investment income[2]	0.56	1.54	1.68	1.18
Net realized and unrealized gain (loss)	10.13	(22.56)	(6.04)	7.28
Total from investment operations	10.69	(21.02)	(4.36)	8.46
Dividends and distributions to shareholders:
Net investment income	(0.51)	(1.53)	(1.68)	(0.91)
Capital gains	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.51)	(1.53)	(1.70)	(0.91)
Net asset value, end of period	$39.44	$29.26	$51.81	$57.87

TOTAL RETURN[3]	36.70%	(41.29)%	(7.77)%	16.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$124,247	$84,844	$88,071	$89,698
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.31%[4]
Net investment income	3.18%[4]	3.91%	2.89%	2.76%[4]
Portfolio turnover rate[5]	1%	23%	10%	12%

WisdomTree Equity Income Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$22.98	$47.81	$57.99	$50.01
Investment operations:
Net investment income[2]	0.56	1.95	2.22	1.56
Net realized and unrealized gain (loss)	10.57	(24.80)	(10.19)	7.54
Total from investment operations	11.13	(22.85)	(7.97)	9.10
Dividends to shareholders:
Net investment income	(0.49)	(1.98)	(2.21)	(1.12)
Total dividends to shareholders	(0.49)	(1.98)	(2.21)	(1.12)
Net asset value, end of period	$33.62	$22.98	$47.81	$57.99

TOTAL RETURN[3]	48.72%	(49.06)%	(14.18)%	18.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$141,203	$101,091	$138,659	$205,874
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.40%[4]
Net investment income	3.85%[4]	5.59%	3.88%	3.68%[4]
Portfolio turnover rate[5]	2%	45%	19%	11%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

44	WisdomTree Domestic Dividend Funds

Financial Highlights (continued)

WisdomTree Domestic Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$29.86	$52.71	$57.97	$50.34
Investment operations:
Net investment income[2]	0.53	1.51	1.60	1.11
Net realized and unrealized gain (loss)	9.57	(22.91)	(5.21)	7.32
Total from investment operations	10.10	(21.40)	(3.61)	8.43
Dividends to shareholders:
Net investment income	(0.50)	(1.45)	(1.65)	(0.80)
Total dividends to shareholders	(0.50)	(1.45)	(1.65)	(0.80)
Net asset value, end of period	$39.46	$29.86	$52.71	$57.97

TOTAL RETURN[3]	33.98%	(41.25)%	(6.47)%	16.77%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$410,357	$294,135	$308,379	$333,339
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements/waivers	0.28%[4]	0.28%	0.28%	0.29%[4]
Net investment income	3.00%[4]	3.78%	2.74%	2.65%[4]
Portfolio turnover rate[5]	2%	25%	8%	13%

WisdomTree Dividend ex-Financials Fund	For the Six Months Ended September 30, 2009[a] (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$26.74	$51.14	$59.69	$50.12
Investment operations:
Net investment income[2]	0.81	1.81	2.10	1.40
Net realized and unrealized gain (loss)	11.05	(24.34)	(8.56)	9.09
Total from investment operations	11.86	(22.53)	(6.46)	10.49
Dividends to shareholders:
Net investment income	(0.73)	(1.87)	(2.09)	(0.92)
Total dividends to shareholders	(0.73)	(1.87)	(2.09)	(0.92)
Net asset value, end of period	$37.87	$26.74	$51.14	$59.69

TOTAL RETURN[3]	44.61%	(45.10)%	(11.15)%	20.99%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$145,806	$104,277	$166,205	$188,009
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.40%[4]
Net investment income	4.82%[4]	4.57%	3.57%	3.29%[4]
Portfolio turnover rate[5]	59%	53%	16%	21%

[a]

This information reflects the investment objective and strategy of the WisdomTree Dividend Top 100 Fund through May 7, 2009 and the investment objective and strategy of the WisdomTree Dividend ex-Financials Fund thereafter.

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic Dividend Funds	45

Financial Highlights (concluded)

WisdomTree Domestic Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$26.80	$48.00	$58.02	$50.21
Investment operations:
Net investment income[2]	0.66	1.63	1.88	1.45
Net realized and unrealized gain (loss)	13.44	(21.16)	(10.12)	7.41
Total from investment operations	14.10	(19.53)	(8.24)	8.86
Dividends and distributions to shareholders:
Net investment income	(0.55)	(1.67)	(1.78)	(1.04)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(0.55)	(1.67)	(1.78)	(1.05)
Net asset value, end of period	$40.35	$26.80	$48.00	$58.02

TOTAL RETURN[3]	52.93%	(41.61)%	(14.47)%	17.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$102,889	$65,655	$91,198	$78,333
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.43%[4]
Net investment income	3.82%[4]	4.31%	3.38%	3.47%[4]
Portfolio turnover rate[5]	2%	43%	30%	12%

WisdomTree SmallCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$24.06	$46.31	$57.41	$50.24
Investment operations:
Net investment income[2]	0.77	1.85	2.13	1.79
Net realized and unrealized gain (loss)	13.47	(22.26)	(11.10)	6.65
Total from investment operations	14.24	(20.41)	(8.97)	8.44
Dividends to shareholders:
Net investment income	(0.66)	(1.84)	(2.13)	(1.27)
Total dividends to shareholders	(0.66)	(1.84)	(2.13)	(1.27)
Net asset value, end of period	$37.64	$24.06	$46.31	$57.41

TOTAL RETURN[3]	59.61%	(45.27)%	(15.93)%	16.88%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$133,613	$73,369	$81,040	$111,948
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements/waivers	0.38%[4]	0.38%	0.38%	0.42%[4]
Net investment income	4.86%[4]	5.15%	3.97%	4.25%[4]
Portfolio turnover rate[5]	6%	65%	34%	16%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

46	WisdomTree Domestic Dividend Funds

Notes to Financial Statements

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2009, the Trust offered 51 investment funds (each a “Fund”, collectively, the “Funds”). The Funds, described herein, commenced operations on June 16, 2006.

These financial statements relate only to the WisdomTree Total Dividend Fund (“Total Dividend Fund”), WisdomTree Equity Income Fund, (“Equity Income Fund”), WisdomTree LargeCap Dividend Fund (“LargeCap Dividend Fund”), WisdomTree Dividend ex-Financials Fund, (“Dividend ex-Financials Fund”), WisdomTree MidCap Dividend Fund (“MidCap Dividend Fund”) and WisdomTree SmallCap Dividend Fund (“SmallCap Dividend Fund”), together the “Domestic Dividend Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

WisdomTree Domestic Dividend Funds	47

Notes to Financial Statements (continued)

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s assets carried at fair value:

Total Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$123,796,295	$—	$—
Money Market Fund	—	944,643	—
Total	$123,796,295	$944,643	$—

Equity Income Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$140,713,541	$—	$—
Money Market Fund	—	1,259,851	—
Total	$140,713,541	$1,259,851	$—

LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$408,937,687	$—	$—
Money Market Fund	—	1,505,549	—
Total	$408,937,687	$1,505,549	$—

Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$145,113,204	$—	$—
Money Market Fund	—	220,251	—
Total	$145,113,204	$220,251	$—

MidCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$102,584,430	$—	$—
Money Market Fund	—	1,751,609	—
Total	$102,584,430	$1,751,609	$—

SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investment in Securities
Common Stocks	$132,950,095	$—	$—
Money Market Fund	—	8,632,586	—
Total	$132,950,095	$8,632,586	$—

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the six months ended September 30, 2009.

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

48	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (continued)

Investment Income — Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $180,782 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2009.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s CCO, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses.

WisdomTree Domestic Dividend Funds	49

Notes to Financial Statements (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Dividend Fund	0.28%
Equity Income Fund	0.38%
LargeCap Dividend Fund	0.28%
Dividend ex-Financials Fund	0.38%
MidCap Dividend Fund	0.38%
SmallCap Dividend Fund	0.38%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2009, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$1,597,547	$1,322,334
Equity Income Fund	3,361,922	2,489,250
LargeCap Dividend Fund	6,190,771	5,803,989
Dividend ex-Financials Fund	76,079,060	75,273,300
MidCap Dividend Fund	2,867,699	2,034,502
SmallCap Dividend Fund	7,281,952	5,838,683

For the six months ended September 30, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Total Dividend Fund	$8,820,795	$—
Equity Income Fund	8,493,702	14,672,191
LargeCap Dividend Fund	27,855,234	8,904,234
Dividend ex-Financials Fund	6,759,267	8,178,170
MidCap Dividend Fund	19,830,149	17,288,111
SmallCap Dividend Fund	20,486,609	3,663,793

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

50	WisdomTree Domestic Dividend Funds

Notes to Financial Statements (concluded)

6. FEDERAL INCOME TAXES

At September 30. 2009, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Dividend Fund	$134,650,520	$5,550,777	$(15,460,359)	$(9,909,582)
Equity Income Fund	159,017,879	8,951,192	(25,995,679)	(17,044,487)
LargeCap Dividend Fund	442,805,604	16,155,852	(48,518,220)	(32,362,368)
Dividends ex-Financials Fund	137,112,144	14,048,399	(5,827,088)	8,221,311
MidCap Dividend Fund	105,438,557	10,321,637	(11,424,155)	(1,102,518)
SmallCap Dividend Fund	130,583,073	22,099,437	(11,099,829)	10,999,608

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three period ended March 31, 2009, remains subject to examination by the taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

WisdomTree Domestic Dividend Funds	51

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

52	WisdomTree Domestic Dividend Funds

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree Domestic Dividend ETFs

WisdomTree Total Dividend Fund

WisdomTree Equity Income Fund

WisdomTree LargeCap Dividend Fund

WisdomTree Dividend ex-Financials Fund

WisdomTree MidCap Dividend Fund

WisdomTree SmallCap Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002173 (11/2010)

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WisdomTree Trust

Domestic and International Earnings Funds

Semi-Annual Report

For the six-month period ended September 30, 2009

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree Total Earnings Fund (EXT)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Exxon Mobil Corp.	4.3%
Microsoft Corp.	2.4%
Chevron Corp.	2.2%
General Electric Co.	1.8%
Goldman Sachs Group, Inc. (The)	1.7%
ConocoPhillips	1.6%
International Business Machines Corp.	1.5%
Johnson & Johnson	1.2%
Wal-Mart Stores, Inc.	1.1%
AT&T, Inc.	1.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Total Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Index.

The WisdomTree Total Earnings Fund returned 37.25% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 12.44% of the Fund and returns of 62.38% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 12.67% over the period, with an average weight of 2.36% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Index	Russell 3000 Index
Six Months[1]	37.25%	37.02%	37.58%	35.87%
One Year	-4.90%	-8.49%	-4.63%	-6.42%
Since Inception[2]	-8.67%	-8.68%	-8.51%	-9.45%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	1

Performance Summary (unaudited)

WisdomTree Earnings 500 Fund (EPS)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Exxon Mobil Corp.	5.1%
Microsoft Corp.	2.9%
Chevron Corp.	2.7%
General Electric Co.	2.2%
Goldman Sachs Group, Inc. (The)	1.9%
ConocoPhillips	1.9%
International Business Machines Corp.	1.9%
Johnson & Johnson	1.5%
Wal-Mart Stores, Inc.	1.3%
AT&T, Inc.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings 500 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings 500 Index.

The WisdomTree Earnings 500 Fund returned 33.96% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 12.74% of the Fund and returns of 64.15% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 12.20% over the period, with an average weight of 2.65% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.28%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings 500 Index	S&P 500 Index
Six Months[1]	33.96%	33.77%	34.29%	34.02%
One Year	-6.42%	-6.57%	-6.21%	-6.91%
Since Inception[2]	-9.10%	-9.16%	-8.82%	-9.44%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree MidCap Earnings Fund (EZM)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Celanese Corp. Series A	1.3%
Nordstrom, Inc.	1.2%
Plains Exploration & Production Co.	1.1%
Terra Industries, Inc.	1.0%
Reliance Steel & Aluminum Co.	0.9%
Goodyear Tire & Rubber Co. (The)	0.9%
Wyndham Worldwide Corp.	0.8%
Sepracor, Inc.	0.8%
Expedia, Inc.	0.8%
Allegheny Technologies, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree MidCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree MidCap Earnings Index.

The WisdomTree MidCap Earnings Fund returned 55.89% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Consumer Discretionary contributed most significantly to this performance, with an average weight of 16.81% of the Fund and returns of 76.27% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 6.55% over the period, with an average weight of 0.21% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree MidCap Earnings Index	S&P MidCap 400 Index
Six Months[1]	55.89%	55.70%	56.50%	42.47%
One Year	5.18%	5.44%	5.54%	-3.11%
Since Inception[2]	-6.41%	-6.39%	-6.45%	-6.93%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	3

Performance Summary (unaudited)

WisdomTree SmallCap Earnings Fund (EES)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Helix Energy Solutions Group, Inc.	1.6%
Berry Petroleum Co. Class A	1.5%
Ashland, Inc.	1.5%
W.R. Grace & Co.	1.1%
WESCO International, Inc.	1.0%
Stone Energy Corp.	0.9%
OM Group, Inc.	0.9%
Swift Energy Co.	0.9%
Health Management Associates, Inc. Class A	0.8%
Tempur-Pedic International, Inc.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree SmallCap Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree SmallCap Earnings Index.

The WisdomTree SmallCap Earnings Fund returned 73.13% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Consumer Discretionary contributed most significantly to this performance, with an average weight of 14.05% of the Fund and returns of 74.33% over the period. The Fund benefited least from Utilities which returned 9.06% but only comprised on average 0.39% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.38%

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree SmallCap Earnings Index	Russell 2000 Index
Six Months[1]	73.13%	72.56%	73.76%	43.95%
One Year	8.41%	7.93%	8.67%	-9.55%
Since Inception[2]	-6.99%	-7.02%	-7.15%	-10.04%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree Earnings Top 100 Fund (EEZ)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Freeport-McMoRan Copper & Gold, Inc.	4.8%
Corning, Inc.	3.3%
Goldman Sachs Group, Inc. (The)	2.7%
Prudential Financial, Inc.	2.2%
News Corp. Class A	1.7%
DISH Network Corp. Class A	1.6%
Mosaic Co. (The)	1.6%
Southern Copper Corp.	1.5%
Cummins, Inc.	1.5%
Chesapeake Energy Corp.	1.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Earnings Top 100 Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree Earnings Top 100 Index.

The WisdomTree Earnings Top 100 Fund returned 50.06% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 13.07% of the Fund and returns of 80.14% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 15.97% over the period, with an average weight of 0.95% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Earnings Top 100 Index	Russell 1000 Value Index
Six Months[1]	50.06%	50.09%	50.70%	37.99%
One Year	0.39%	0.46%	1.37%	-10.62%
Since Inception[2]	-9.83%	-9.79%	-9.31%	-12.52%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	5

Performance Summary (unaudited)

WisdomTree LargeCap Value Fund (EZY)

(Formerly WisdomTree Low P/E Fund)

Sector Breakdown† as of 9/30/09 ‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Chevron Corp.	9.6%
ConocoPhillips	7.4%
Time Warner, Inc.	6.9%
Hewlett-Packard Co.	5.1%
Wal-Mart Stores, Inc.	5.0%
Verizon Communications, Inc.	3.1%
Marathon Oil Corp.	2.4%
UnitedHealth Group, Inc.	2.0%
CVS Caremark Corp.	1.7%
Home Depot, Inc.	1.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Value Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Value Index. The LargeCap Value Index is a fundamentally weighted index that measures the performance of large-cap value companies. The Index consists of U.S. companies that have positive cumulative earnings over the past four fiscal quarters and that meet WisdomTree’s market capitalization, liquidity, and other requirements as of the Index measurement date. Prior to June 20, 2009, the WisdomTree LargeCap Value Fund was named the WisdomTree Low P/E Fund and followed the investment objective of the WisdomTree Low P/E Index. The information on this page and throughout this financial report reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

The WisdomTree LargeCap Value Fund returned 37.17% for the six month period ending on September 30, 2009. The following is reflective of the new strategy in effect for the latter three months of reporting period. Consumer Discretionary contributed most significantly to this performance, with an average weight of 17.71% of the Fund and returns of 15.94% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned 1.30%, over the period, with an average weight of 3.68% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.38%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Russell 1000 Value Index
Six Months[2]	37.17%	37.02%	37.64%	37.99%
One Year	-10.25%	-11.01%	-9.82%	-10.62%
Since Inception[3]	-12.89%	-12.86%	-12.68%	-12.52%
[1]	WisdomTree Low P/E Index through June 19, 2009, WisdomTree LargeCap Value Index thereafter.

[2]	Returns of less than one year are cumulative.

[3]	Total returns are calculated based on the commencement of Fund trading on February 23, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree Domestic and International Earnings Funds

Performance Summary (unaudited)

WisdomTree LargeCap Growth Fund (ROI)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Exxon Mobil Corp.	18.3%
Chevron Corp.	9.5%
Wal-Mart Stores, Inc.	5.1%
Occidental Petroleum Corp.	3.6%
Apple, Inc.	2.9%
Oracle Corp.	2.6%
Abbott Laboratories	2.4%
Amgen, Inc.	2.4%
Google, Inc. Class A	2.1%
Anadarko Petroleum Corp.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree LargeCap Growth Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree LargeCap Growth Index.

The WisdomTree LargeCap Growth Fund returned 24.64% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Energy contributed most significantly to this performance, with an average weight of 38.93% of the Fund and returns of 24.74% over the period. Contributing least to the Fund’s performance was Telecommunication Services, which returned -17.98% over the period, with an average weight of 0.64% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.38%

Performance as of 9/30/09

	Cumulative Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree LargeCap Growth Index	Russell 1000 Growth Index
Six Months[1]	24.64%	24.42%	25.27%	32.58%
One Year	N/A	N/A	-8.60%	-1.85%
Since Inception[2]	29.08%	28.95%	29.79%	38.28%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on December 4, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree Domestic and International Earnings Funds	7

Performance Summary (unaudited)

WisdomTree India Earnings Fund (EPI)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Reliance Industries Ltd.	11.0%
Infosys Technologies Ltd.	7.4%
Oil & Natural Gas Corp., Ltd.	7.0%
Bharti Airtel Ltd.	3.8%
State Bank of India Ltd.	3.5%
Reliance Communications Ltd.	3.0%
ICICI Bank Ltd.	2.8%
Housing Development Finance Corp.	2.7%
Tata Consultancy Services Ltd.	2.0%
Hindustan Unilever Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree India Earnings Fund seeks investment results that correspond to the price and yield performance, before fees and expenses, of the WisdomTree India Earnings Index.

The WisdomTree India Earnings Fund returned 89.89% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Financials contributed most significantly to this performance, with an average weight of 13.85% of the Fund and returns of 161.09% over the period. Contributing least to the Fund’s performance was Consumer Staples, which returned 37.77% over the period, with an average weight of 4.89% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 9 for the list of index definitions. The annual expense ratio of the Fund is 0.88%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree India Earnings Index	MSCI India Index
Six Months[1]	89.89%	90.91%	92.58%	91.17%
One Year	33.38%	32.64%	35.88%	31.99%
Since Inception[2]	-10.03%	-10.07%	-7.98%	-12.26%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on February 22, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree Domestic and International Earnings Funds

Description of Indexes

Below are the descriptions of each index referenced in this Semi-Annual Report:

Correlated WisdomTree Indexes:

The WisdomTree Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the broad U.S. stock market.

The WisdomTree Earnings 500 Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the large-capitalization segment of the U.S. stock market, selected from the 500 largest-capitalization rank companies in the WisdomTree Earnings Index.

The WisdomTree MidCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the mid-capitalization segment of the U.S. stock market.

The WisdomTree SmallCap Earnings Index is a fundamentally weighted index that measures the performance of earnings-generating companies within the small-capitalization segment of the U.S. stock market.

The WisdomTree Earnings Top 100 Index is a fundamentally weighted index that measures the performance of 100 primarily large-capitalization companies in the U.S. with relatively high earnings yields.

The WisdomTree Low P/E Index measures the performance of companies with the lowest price-to-earnings ratios (P/E ratios) in the WisdomTree Earnings Index.

The WisdomTree LargeCap Value Index is a fundamentally weighted index that measures the stock performance of large-capitalization value companies in the U.S.

The WisdomTree LargeCap Growth Index is a fundamentally weighted index that measures the performance of large-capitalization growth companies in the U.S.

The WisdomTree India Earnings Index is a fundamentally weighted index that measures the performance of companies incorporated and traded in India that are profitable and that are eligible to be purchased by foreign investors as of the index measurement date.

Benchmarks:

The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization.

The S&P 500 Index is a capitalization-weighted index of 500 stocks selected by Standard & Poor’s Index Committee, designed to represent the performance of the leading industries in the United States economy.

The S&P Midcap 400 Index is a capitalization-weighted index that measures the performance of the mid-cap range of the U.S. stock market, with stocks selected by the Standard & Poor’s Index Committee.

The Russell 2000 Index measures performance of the smallest 2,000 securities in the Russell 3000 Index.

The Russell 1000 Value Index is a measure of the large-capitalization value segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The Russell 1000 Growth Index is a measure of to the large-capitalization growth segment of the U.S. equity universe, selecting from the Russell 1000 Index.

The MSCI India Index is a market capitalization weighted index that is designed to measure the performance of the Indian equity market.

Index returns do not reflect expenses paid by the Fund. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

WisdomTree Domestic and International Earnings Funds	9

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/09 to 9/30/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

10	WisdomTree Domestic and International Earnings Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Annualized Expense Ratio Based on the Period 4/01/09 to 9/30/09	Expenses Paid During the Period† 4/01/09 to 9/30/09
WisdomTree Total Earnings Fund
Actual	$1,000.00	$1,372.48	0.28%	$1.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree Earnings 500 Fund
Actual	$1,000.00	$1,339.55	0.28%	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.66	0.28%	$1.42
WisdomTree MidCap Earnings Fund
Actual	$1,000.00	$1,558.93	0.38%	$2.44
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree SmallCap Earnings Fund
Actual	$1,000.00	$1,731.31	0.38%	$2.60
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree Earnings Top 100 Fund
Actual	$1,000.00	$1,500.62	0.38%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Value Fund
Actual	$1,000.00	$1,371.67	0.38%	$2.26
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree LargeCap Growth Fund
Actual	$1,000.00	$1,246.40	0.38%	$2.14
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	0.38%	$1.93
WisdomTree India Earnings Fund
Actual	$1,000.00	$1,898.88	0.88%	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.66	0.88%	$4.46
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

WisdomTree Domestic and International Earnings Funds	11

Schedule of Investments (unaudited)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 3.0%
AAR Corp.*	150	$3,291
Alliant Techsystems, Inc.*	56	4,360
BE Aerospace, Inc.*	622	12,527
Boeing Co. (The)	2,206	119,455
Ceradyne, Inc.*	134	2,456
Curtiss-Wright Corp.	97	3,311
DynCorp International, Inc. Class A*	141	2,538
Esterline Technologies Corp.*	76	2,980
General Dynamics Corp.	991	64,019
Goodrich Corp.	423	22,986
Hexcel Corp.*	361	4,130
Honeywell International, Inc.	1,698	63,081
ITT Corp.	380	19,817
L-3 Communications Holdings, Inc.	263	21,124
Lockheed Martin Corp.	898	70,116
Moog, Inc. Class A*	103	3,038
Northrop Grumman Corp.	777	40,210
Orbital Sciences Corp.*	127	1,901
Precision Castparts Corp.	426	43,397
Raytheon Co.	951	45,619
Rockwell Collins, Inc.	425	21,590
Spirit Aerosystems Holdings, Inc. Class A*	900	16,254
Teledyne Technologies, Inc.*	76	2,735
TransDigm Group, Inc.*	114	5,678
Triumph Group, Inc.	66	3,167
United Technologies Corp.	2,074	126,369

Total Aerospace & Defense		726,149
Air Freight & Logistics – 0.2%
Atlas Air Worldwide Holdings, Inc.*	96	3,069
C.H. Robinson Worldwide, Inc.	166	9,587
Expeditors International Washington, Inc.	204	7,171
FedEx Corp.	401	30,163
Forward Air Corp.	61	1,412
HUB Group, Inc. Class A*	79	1,805
Pacer International, Inc.	212	818

Total Air Freight & Logistics		54,025
Airlines – 0.1%
Republic Airways Holdings, Inc.*	254	2,370
Skywest, Inc.	192	3,183
Southwest Airlines Co.	980	9,408

Total Airlines		14,961
Auto Components – 0.4%
Autoliv, Inc.	337	11,323
BorgWarner, Inc.	296	8,957
Exide Technologies*	368	2,933
Gentex Corp.	330	4,670
Goodyear Tire & Rubber Co. (The)*	1,287	21,918
Johnson Controls, Inc.	1,306	33,381
WABCO Holdings, Inc.	377	7,917

Total Auto Components		91,099

Investments	Shares	Value

Automobiles – 0.1%
Harley-Davidson, Inc.	1,070	$24,610
Thor Industries, Inc.	200	6,190

Total Automobiles		30,800
Beverages – 1.7%
Brown-Forman Corp. Class B	208	10,030
Central European Distribution Corp.*	129	4,226
Coca-Cola Co. (The)	3,004	161,315
Coca-Cola Enterprises, Inc.	1,382	29,588
Constellation Brands, Inc. Class A*	310	4,696
Dr. Pepper Snapple Group, Inc.*	695	19,981
Hansen Natural Corp.*	151	5,548
Molson Coors Brewing Co. Class B	228	11,099
Pepsi Bottling Group, Inc.	620	22,593
PepsiAmericas, Inc.	316	9,025
PepsiCo, Inc.	2,409	141,312

Total Beverages		419,413
Biotechnology – 0.8%
Amgen, Inc.*	1,706	102,752
Biogen Idec, Inc.*	413	20,865
Cephalon, Inc.*	84	4,892
Cubist Pharmaceuticals, Inc.*	89	1,798
Emergent Biosolutions, Inc.*	83	1,466
Genzyme Corp.*	150	8,510
Gilead Sciences, Inc.*	881	41,037
Myriad Genetics, Inc.*	83	2,274
Myriad Pharmaceuticals, Inc.*	20	117
OSI Pharmaceuticals, Inc.*	87	3,071

Total Biotechnology		186,782
Building Products – 0.1%
Ameron International Corp.	33	2,310
Apogee Enterprises, Inc.	190	2,854
Armstrong World Industries, Inc.*	167	5,755
Lennox International, Inc.	144	5,201
Masco Corp.	525	6,783
NCI Building Systems, Inc.*(a)	151	483
Simpson Manufacturing Co., Inc.	78	1,970

Total Building Products		25,356
Capital Markets – 3.4%
Affiliated Managers Group, Inc.*	104	6,761
Ameriprise Financial, Inc.	638	23,179
Apollo Investment Corp.	603	5,759
Bank of New York Mellon Corp. (The)	1,678	48,645
BlackRock Kelso Capital Corp.	191	1,417
BlackRock, Inc.	192	41,629
Charles Schwab Corp. (The)	1,760	33,704
Eaton Vance Corp.	245	6,858
Federated Investors, Inc. Class B	271	7,146
Franklin Resources, Inc.	582	58,549
GAMCO Investors, Inc. Class A	73	3,336
GFI Group, Inc.	711	5,140

See Notes to Financial Statements.

12	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Goldman Sachs Group, Inc. (The)	2,226	$410,363
Greenhill & Co., Inc.	42	3,762
Hercules Technology Growth Capital, Inc.	221	2,170
Investment Technology Group, Inc.*	140	3,909
Janus Capital Group, Inc.	650	9,217
Knight Capital Group, Inc. Class A*	258	5,611
Northern Trust Corp.	318	18,495
optionsXpress Holdings, Inc.	212	3,663
Prospect Capital Corp.	174	1,864
Raymond James Financial, Inc.	308	7,170
SEI Investments Co.	292	5,747
State Street Corp.	916	48,182
Stifel Financial Corp.*	44	2,416
T. Rowe Price Group, Inc.	460	21,022
TD Ameritrade Holding Corp.*	1,459	28,626
Waddell & Reed Financial, Inc. Class A	258	7,340

Total Capital Markets		821,680
Chemicals – 2.9%
Air Products & Chemicals, Inc.	509	39,488
Airgas, Inc.	169	8,175
Albemarle Corp.	297	10,276
Arch Chemicals, Inc.	80	2,399
Ashland, Inc.	373	16,121
Cabot Corp.	147	3,397
Celanese Corp. Series A	1,410	35,250
CF Industries Holdings, Inc.	307	26,473
Cytec Industries, Inc.	228	7,403
Dow Chemical Co. (The)	2,834	73,882
E.I. Du Pont de Nemours & Co.	2,549	81,925
Eastman Chemical Co.	325	17,401
Ecolab, Inc.	292	13,499
FMC Corp.	152	8,550
H.B. Fuller Co.	177	3,699
Huntsman Corp.	655	5,967
Innophos Holdings, Inc.	269	4,977
International Flavors & Fragrances, Inc.	176	6,676
Koppers Holdings, Inc.	106	3,143
Lubrizol Corp.	182	13,006
Minerals Technologies, Inc.	39	1,855
Monsanto Co.	596	46,130
Mosaic Co. (The)	2,063	99,168
Nalco Holding Co.	337	6,905
NewMarket Corp.	71	6,606
Olin Corp.	240	4,186
OM Group, Inc.*	247	7,506
PPG Industries, Inc.	373	21,712
Praxair, Inc.	521	42,561
Rockwood Holdings, Inc.*	348	7,158
RPM International, Inc.	436	8,062
Sensient Technologies Corp.	108	2,999
Sigma-Aldrich Corp.	190	10,256
Terra Industries, Inc.	782	27,112
Valspar Corp.	202	5,557

Investments	Shares	Value

W.R. Grace & Co.*	571	$12,414
Westlake Chemical Corp.	169	4,343

Total Chemicals		696,237
Commercial Banks – 1.9%
Associated Banc-Corp.	287	3,278
Bancfirst Corp.	41	1,514
Bancorpsouth, Inc.	181	4,418
Bank of Hawaii Corp.	121	5,026
BB&T Corp.	1,290	35,140
BOK Financial Corp.(a)	109	5,049
CapitalSource, Inc.	383	1,662
Cathay General Bancorp	129	1,044
City National Corp.	88	3,426
Comerica, Inc.	412	12,224
Commerce Bancshares, Inc.	114	4,245
Community Bank System, Inc.	89	1,626
Cullen/Frost Bankers, Inc.	114	5,887
CVB Financial Corp.(a)	233	1,769
Fifth Third Bancorp	226	2,289
First Bancorp	204	622
First Citizens BancShares, Inc. Class A	22	3,500
First Financial Bankshares, Inc.	46	2,275
First Midwest Bancorp, Inc.(a)	122	1,375
FirstMerit Corp.	182	3,463
FNB Corp.	201	1,429
Fulton Financial Corp.(a)	399	2,937
Glacier Bancorp, Inc.(a)	137	2,047
Hancock Holding Co.	64	2,405
Huntington Bancshares, Inc.	264	1,243
International Bancshares Corp.	190	3,099
M&T Bank Corp.	202	12,589
MB Financial, Inc.	73	1,531
National Penn Bancshares, Inc.	205	1,253
NBT Bancorp, Inc.	84	1,893
Old National Bancorp	168	1,882
Pacific Capital Bancorp NA	132	190
Park National Corp.(a)	39	2,275
PNC Financial Services Group, Inc.	699	33,964
Prosperity Bancshares, Inc.	96	3,340
Regions Financial Corp.	1,932	11,998
S&T Bancorp, Inc.	67	868
SunTrust Banks, Inc.	755	17,025
Susquehanna Bancshares, Inc.	178	1,048
SVB Financial Group*	116	5,019
Synovus Financial Corp.	537	2,014
TCF Financial Corp.(a)	353	4,603
Trustmark Corp.	138	2,629
U.S. Bancorp	3,290	71,919
UMB Financial Corp.	66	2,669
Umpqua Holdings Corp.	150	1,590
United Bankshares, Inc.(a)	90	1,763
Valley National Bancorp	197	2,421
Wells Fargo & Co.	5,164	145,522

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	13

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Westamerica Bancorp.	51	$2,652
Whitney Holding Corp.	156	1,488
Wilmington Trust Corp.	121	1,718
Zions Bancorp.	247	4,439

Total Commercial Banks		453,294
Commercial Services & Supplies – 0.7%
ABM Industries, Inc.	118	2,483
American Reprographics Co.*	301	2,866
Avery Dennison Corp.	211	7,598
Brink’s Co. (The)	219	5,893
Cintas Corp.	310	9,396
Clean Harbors, Inc.*	42	2,363
Consolidated Graphics, Inc.*	96	2,395
Copart, Inc.*	153	5,081
Corrections Corp. of America*	239	5,413
Covanta Holding Corp.*	200	3,400
Deluxe Corp.	246	4,207
Geo Group, Inc. (The)*	103	2,078
Herman Miller, Inc.	272	4,600
HNI Corp.	157	3,705
Interface, Inc. Class A	349	2,897
Iron Mountain, Inc.*	150	3,999
Knoll, Inc.	285	2,973
M&F Worldwide Corp.*	132	2,672
Mine Safety Appliances Co.	84	2,311
Pitney Bowes, Inc.	270	6,709
R.R. Donnelley & Sons Co.	1,074	22,833
Republic Services, Inc.	285	7,572
Rollins, Inc.	151	2,846
Steelcase, Inc. Class A	523	3,248
Stericycle, Inc.*	76	3,682
SYKES Enterprises, Inc.*	136	2,832
Tetra Tech, Inc.*	104	2,759
United Stationers, Inc.*	93	4,428
Viad Corp.	76	1,513
Waste Connections, Inc.*	111	3,203
Waste Management, Inc.	838	24,989

Total Commercial Services & Supplies		162,944
Communications Equipment – 1.9%
ADC Telecommunications, Inc.*	414	3,453
Adtran, Inc.	187	4,591
Airvana, Inc.*	736	4,983
Arris Group, Inc.*	283	3,682
Black Box Corp.	63	1,581
Brocade Communications Systems, Inc.*	1,412	11,098
Ciena Corp.*	461	7,505
Cisco Systems, Inc.*	11,168	262,895
CommScope, Inc.*	279	8,350
Comtech Telecommunications Corp.*	59	1,960
F5 Networks, Inc.*	121	4,795
Harmonic, Inc.*	381	2,545
Harris Corp.	307	11,543
Harris Stratex Networks, Inc. Class A*	76	532

Investments	Shares	Value

Infinera Corp.*	395	$3,140
Juniper Networks, Inc.*	731	19,752
Plantronics, Inc.	186	4,987
Polycom, Inc.*	198	5,296
QUALCOMM, Inc.	2,284	102,734
Starent Networks Corp.*	230	5,847
Tekelec*	162	2,662

Total Communications Equipment		473,931
Computers & Peripherals – 4.6%
Apple, Inc.*	1,281	237,459
Dell, Inc.*	5,486	83,716
Diebold, Inc.	124	4,083
EMC Corp.*	3,377	57,544
Hewlett-Packard Co.	5,166	243,887
International Business Machines Corp.	3,124	373,662
Lexmark International, Inc. Class A*	294	6,333
NCR Corp.*	501	6,924
NetApp, Inc.*	555	14,807
QLogic Corp.*	294	5,057
Teradata Corp.*	437	12,026
Western Digital Corp.*	1,917	70,028

Total Computers & Peripherals		1,115,526
Construction & Engineering – 0.3%
Aecom Technology Corp.*	142	3,854
EMCOR Group, Inc.*	219	5,545
Fluor Corp.	351	17,848
Granite Construction, Inc.	77	2,382
Jacobs Engineering Group, Inc.*	207	9,512
KBR, Inc.	440	10,248
MasTec, Inc.*	224	2,722
Quanta Services, Inc.*	222	4,913
Shaw Group, Inc. (The)*	184	5,905
Tutor Perini Corp.*	138	2,939
URS Corp.*	127	5,543

Total Construction & Engineering		71,411
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	51	4,696
Texas Industries, Inc.	52	2,183
Vulcan Materials Co.	87	4,704

Total Construction Materials		11,583
Consumer Finance – 0.8%
American Express Co.	2,972	100,751
Capital One Financial Corp.	1,407	50,272
Cash America International, Inc.	97	2,925
Credit Acceptance Corp.*(a)	141	4,539
Discover Financial Services	1,583	25,692
Dollar Financial Corp.*	177	2,835
Ezcorp, Inc. Class A*	115	1,571
Student Loan Corp. (The)	80	3,712
World Acceptance Corp.*(a)	89	2,244

Total Consumer Finance		194,541

See Notes to Financial Statements.

14	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Containers & Packaging – 0.4%
Aptargroup, Inc.	115	$4,296
Ball Corp.	187	9,200
Bemis Co., Inc.	167	4,327
Crown Holdings, Inc.*	788	21,434
Greif, Inc. Class A	138	7,597
Owens-Illinois, Inc.*	477	17,601
Packaging Corp. of America	284	5,794
Pactiv Corp.*	212	5,523
Rock-Tenn Co. Class A	77	3,627
Sealed Air Corp.	374	7,342
Silgan Holdings, Inc.	63	3,322
Sonoco Products Co.	142	3,911

Total Containers & Packaging		93,974
Distributors – 0.1%
Genuine Parts Co.	302	11,494
LKQ Corp.*	296	5,488

Total Distributors		16,982
Diversified Consumer Services – 0.3%
Apollo Group, Inc. Class A*	161	11,861
Career Education Corp.*	132	3,218
DeVry, Inc.	72	3,983
H&R Block, Inc.	480	8,822
ITT Educational Services, Inc.*	61	6,735
Matthews International Corp. Class A	62	2,194
Pre-Paid Legal Services, Inc.*	48	2,438
Regis Corp.	182	2,821
Service Corp. International	1,185	8,307
Sotheby’s(a)	410	7,064
Strayer Education, Inc.(a)	13	2,830
Weight Watchers International, Inc.	168	4,610

Total Diversified Consumer Services		64,883
Diversified Financial Services – 1.9%
Bank of America Corp.	8,424	142,534
CME Group, Inc.	91	28,045
Financial Federal Corp.	71	1,752
IntercontinentalExchange, Inc.*	96	9,330
JPMorgan Chase & Co.	5,416	237,329
Leucadia National Corp.*	705	17,428
Moody’s Corp.	545	11,151
NASDAQ OMX Group (The)*	354	7,452
NYSE Euronext	612	17,681

Total Diversified Financial Services		472,702
Diversified Telecommunication Services – 2.0%
Alaska Communications Systems Group, Inc.	340	3,145
AT&T, Inc.	10,314	278,581
CenturyTel, Inc.	1,109	37,262
Cincinnati Bell, Inc.*	1,285	4,498
Frontier Communications Corp.	592	4,464
Qwest Communications International, Inc.	5,324	20,284
Verizon Communications, Inc.	4,181	126,559

Investments	Shares	Value

Windstream Corp.	1,277	$12,936

Total Diversified Telecommunication Services		487,729
Electric Utilities – 1.5%
Allegheny Energy, Inc.	342	9,070
ALLETE, Inc.	88	2,954
American Electric Power Co., Inc.	875	27,116
Cleco Corp.	134	3,361
DPL, Inc.	208	5,429
Duke Energy Corp.	2,147	33,794
Edison International	862	28,946
El Paso Electric Co.*	105	1,855
Entergy Corp.	366	29,229
Exelon Corp.	1,071	53,143
FirstEnergy Corp.	510	23,317
FPL Group, Inc.	643	35,513
Great Plains Energy, Inc.	211	3,787
Hawaiian Electric Industries, Inc.	164	2,972
IDACORP, Inc.	103	2,965
ITC Holdings Corp.	77	3,500
MGE Energy, Inc.	65	2,371
Northeast Utilities	313	7,431
Pepco Holdings, Inc.	413	6,145
Pinnacle West Capital Corp.	200	6,564
Portland General Electric Co.	142	2,800
PPL Corp.	673	20,419
Progress Energy, Inc.	442	17,264
Southern Co. (The)	1,068	33,824
UIL Holdings Corp.	67	1,768
Westar Energy, Inc.	239	4,663

Total Electric Utilities		370,200
Electrical Equipment – 0.7%
A.O. Smith Corp.	91	3,467
Acuity Brands, Inc.	118	3,801
Ametek, Inc.	212	7,401
Baldor Electric Co.	167	4,566
Belden, Inc.	169	3,904
Brady Corp. Class A	161	4,624
Emerson Electric Co.	1,584	63,487
EnerSys*	247	5,463
First Solar, Inc.*(a)	52	7,949
General Cable Corp.*	323	12,645
GrafTech International Ltd.*	656	9,643
Hubbell, Inc. Class B	169	7,098
II-VI, Inc.*	112	2,849
Regal-Beloit Corp.	108	4,937
Rockwell Automation, Inc.	435	18,531
Roper Industries, Inc.	167	8,514
Sunpower Corp. Class A*(a)	62	1,853
Thomas & Betts Corp.*	199	5,986
Woodward Governor Co.	163	3,954

Total Electrical Equipment		180,672

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	15

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Electronic Equipment, Instruments & Components – 1.6%
Agilent Technologies, Inc.*	1,009	$28,080
Amphenol Corp. Class A	455	17,144
Anixter International, Inc.*	231	9,265
Arrow Electronics, Inc.*	522	14,694
Avnet, Inc.*	639	16,595
AVX Corp.	478	5,703
Benchmark Electronics, Inc.*	209	3,762
Checkpoint Systems, Inc.*	187	3,074
Corning, Inc.	14,355	219,775
Dolby Laboratories, Inc. Class A*	168	6,416
FLIR Systems, Inc.*	208	5,818
Ingram Micro, Inc. Class A*	549	9,251
Insight Enterprises, Inc.*	447	5,458
Jabil Circuit, Inc.	554	7,429
Molex, Inc.	382	7,976
MTS Systems Corp.	75	2,191
National Instruments Corp.	141	3,896
Plexus Corp.*	160	4,214
Rofin-Sinar Technologies, Inc.*	104	2,388
Scansource, Inc.*	114	3,229
SYNNEX Corp.*	239	7,285
Tech Data Corp.*	182	7,573
Trimble Navigation Ltd.*	204	4,878
Vishay Intertechnology, Inc.*	537	4,242

Total Electronic Equipment, Instruments & Components		400,336
Energy Equipment & Services – 2.5%
Atwood Oceanics, Inc.*	373	13,156
Baker Hughes, Inc.	1,227	52,344
Basic Energy Services, Inc.*	190	1,613
BJ Services Co.	1,234	23,977
Bristow Group, Inc.*	96	2,850
Cal Dive International, Inc.*	397	3,926
Cameron International Corp.*	672	25,415
CARBO Ceramics, Inc.(a)	61	3,145
Complete Production Services, Inc.*	541	6,113
Diamond Offshore Drilling, Inc.(a)	470	44,894
Dresser-Rand Group, Inc.*	251	7,799
Dril-Quip, Inc.*	165	8,191
ENSCO International, Inc.	932	39,647
Exterran Holdings, Inc.*	186	4,416
FMC Technologies, Inc.*	409	21,366
Gulfmark Offshore, Inc.*	126	4,125
Halliburton Co.	2,444	66,281
Helix Energy Solutions Group, Inc.*	1,099	16,463
Helmerich & Payne, Inc.	472	18,658
Hercules Offshore, Inc.*	617	3,029
Hornbeck Offshore Services, Inc.*	171	4,713
ION Geophysical Corp.*	657	2,313
Key Energy Services, Inc.*	857	7,456
Lufkin Industries, Inc.	65	3,457

Investments	Shares	Value

National Oilwell Varco, Inc.*	1,723	$74,313
Oceaneering International, Inc.*	209	11,861
Oil States International, Inc.*	362	12,717
Parker Drilling Co.*	846	4,619
Patterson-UTI Energy, Inc.	813	12,276
Pioneer Drilling Co.*	369	2,708
Pride International, Inc.*	849	25,844
Rowan Cos., Inc.	648	14,949
RPC, Inc.	323	3,385
SEACOR Holdings, Inc.*	51	4,163
Seahawk Drilling, Inc.*(a)	56	1,741
Smith International, Inc.	747	21,439
Superior Energy Services, Inc.*	476	10,720
Tidewater, Inc.	202	9,512
Unit Corp.*	309	12,746

Total Energy Equipment & Services		608,340
Food & Staples Retailing – 2.4%
Andersons, Inc. (The)	115	4,048
BJ’s Wholesale Club, Inc.*	110	3,984
Casey’s General Stores, Inc.	122	3,828
Costco Wholesale Corp.	557	31,448
CVS Caremark Corp.	2,788	99,643
Ingles Markets, Inc. Class A	112	1,773
Kroger Co. (The)	1,132	23,364
Ruddick Corp.(a)	98	2,609
Safeway, Inc.	908	17,906
SUPERVALU, Inc.	1,033	15,557
Sysco Corp.	1,073	26,664
United Natural Foods, Inc.*	89	2,129
Walgreen Co.	1,972	73,891
Wal-Mart Stores, Inc.	5,692	279,420
Whole Foods Market, Inc.*	297	9,056

Total Food & Staples Retailing		595,320
Food Products – 1.3%
Archer-Daniels-Midland Co.	1,974	57,680
Cal-Maine Foods, Inc.(a)	152	4,069
Campbell Soup Co.	539	17,582
Chiquita Brands International, Inc.*	135	2,182
ConAgra Foods, Inc.	724	15,696
Corn Products International, Inc.	219	6,246
Darling International, Inc.*	437	3,212
Dean Foods Co.*	250	4,448
Del Monte Foods Co.	385	4,458
Flowers Foods, Inc.	139	3,654
General Mills, Inc.	435	28,005
H.J. Heinz Co.	526	20,909
Hershey Co. (The)	219	8,510
Hormel Foods Corp.	228	8,099
J.M. Smucker Co. (The)	105	5,566
Kellogg Co.	621	30,572
Kraft Foods, Inc. Class A	2,148	56,428
Lancaster Colony Corp.	69	3,538

See Notes to Financial Statements.

16	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

McCormick & Co., Inc.	212	$7,195
Ralcorp Holdings, Inc.*	79	4,619
Sara Lee Corp.	1,519	16,922
Tyson Foods, Inc. Class A	283	3,574

Total Food Products		313,164
Gas Utilities – 0.4%
AGL Resources, Inc.	170	5,996
Atmos Energy Corp.	215	6,059
Energen Corp.	258	11,120
EQT Corp.	220	9,372
Laclede Group, Inc. (The)	50	1,608
National Fuel Gas Co.	217	9,941
New Jersey Resources Corp.	101	3,667
Nicor, Inc.	102	3,732
Northwest Natural Gas Co.	58	2,416
Oneok, Inc.	296	10,840
Piedmont Natural Gas Co., Inc.	125	2,992
Questar Corp.	462	17,353
South Jersey Industries, Inc.	74	2,612
Southwest Gas Corp.	97	2,481
UGI Corp.	225	5,639
WGL Holdings, Inc.	109	3,612

Total Gas Utilities		99,440
Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	862	49,143
Beckman Coulter, Inc.	99	6,825
Becton Dickinson & Co.	384	26,784
Boston Scientific Corp.*	1,872	19,825
C.R. Bard, Inc.	109	8,569
Carefusion Corp.*	451	9,832
Conmed Corp.*	78	1,495
DENTSPLY International, Inc.	245	8,462
Edwards Lifesciences Corp.*	72	5,034
Gen-Probe, Inc.*	70	2,901
Haemonetics Corp.*	37	2,076
Hill-Rom Holdings, Inc.	118	2,570
Hospira, Inc.*	254	11,328
Idexx Laboratories, Inc.*	100	5,000
Immucor, Inc.*	103	1,823
Intuitive Surgical, Inc.*	42	11,015
Kinetic Concepts, Inc.*	229	8,468
Medtronic, Inc.	1,936	71,245
Resmed, Inc.*	90	4,068
Sirona Dental Systems, Inc.*	242	7,200
St. Jude Medical, Inc.*	512	19,973
STERIS Corp.	129	3,928
Stryker Corp.	673	30,574
Teleflex, Inc.	45	2,174
Varian Medical Systems, Inc.*	203	8,552
West Pharmaceutical Services, Inc.	62	2,518
Zimmer Holdings, Inc.*	543	29,023

Total Health Care Equipment & Supplies		360,405

Investments	Shares	Value

Health Care Providers & Services – 2.4%
Aetna, Inc.	1,633	$45,446
Amedisys, Inc.*(a)	71	3,098
AMERIGROUP Corp.*	162	3,592
AmerisourceBergen Corp.	632	14,144
Amsurg Corp.*	85	1,805
Cardinal Health, Inc.	903	24,200
Catalyst Health Solutions, Inc.*	95	2,769
Centene Corp.*	139	2,633
Chemed Corp.	63	2,765
Cigna Corp.	1,331	37,388
Community Health Systems, Inc.*	190	6,067
Coventry Health Care, Inc.*	798	15,928
DaVita, Inc.*	174	9,855
Emergency Medical Services Corp. Class A*	78	3,627
Express Scripts, Inc.*	295	22,886
Gentiva Health Services, Inc.*	98	2,451
Health Management Associates, Inc. Class A*	1,043	7,812
Health Net, Inc.*	529	8,147
Healthspring, Inc.*	199	2,438
Healthways, Inc.*	171	2,620
Henry Schein, Inc.*	175	9,609
Humana, Inc.*	497	18,538
inVentiv Health, Inc.*	152	2,543
Kindred Healthcare, Inc.*	149	2,418
Laboratory Corp. of America Holdings*	168	11,038
LifePoint Hospitals, Inc.*	175	4,735
Lincare Holdings, Inc.*	206	6,437
Magellan Health Services, Inc.*	83	2,578
McKesson Corp.	661	39,363
Medco Health Solutions, Inc.*	583	32,246
Mednax, Inc.*	114	6,261
Molina Healthcare, Inc.*	117	2,421
Omnicare, Inc.	174	3,918
Owens & Minor, Inc.	80	3,620
Patterson Cos., Inc.*	268	7,303
PSS World Medical, Inc.*	106	2,314
Psychiatric Solutions, Inc.*	116	3,104
Quest Diagnostics, Inc.	295	15,396
Sun Healthcare Group, Inc.*	167	1,443
UnitedHealth Group, Inc.	3,400	85,136
Universal American Corp.*	327	3,080
Universal Health Services, Inc. Class B	134	8,299
VCA Antech, Inc.*	177	4,759
WellPoint, Inc.*	1,897	89,842

Total Health Care Providers & Services		586,072
Health Care Technology – 0.1%
Cerner Corp.*	112	8,378
Eclipsys Corp.*	144	2,779
HLTH Corp.*	439	6,414
IMS Health, Inc.	380	5,833

Total Health Care Technology		23,404

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	17

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Hotels, Restaurants & Leisure – 1.3%
Ameristar Casinos, Inc.	224	$3,535
Bally Technologies, Inc.*	144	5,525
Bob Evans Farms, Inc.	96	2,790
Burger King Holdings, Inc.	232	4,081
CEC Entertainment, Inc.*	82	2,121
Cheesecake Factory (The)*	220	4,074
Chipotle Mexican Grill, Inc. Class A*	37	3,591
Choice Hotels International, Inc.	105	3,261
Cracker Barrel Old Country Store, Inc.	89	3,062
Darden Restaurants, Inc.	343	11,707
Domino’s Pizza, Inc.*	372	3,289
International Game Technology	681	14,628
International Speedway Corp. Class A	114	3,143
Jack In The Box, Inc.*	98	2,008
Life Time Fitness, Inc.*	189	5,301
Marriott International, Inc. Class A	748	20,637
McDonald’s Corp.	1,627	92,853
MGM Mirage*	675	8,127
Panera Bread Co. Class A*	38	2,090
Penn National Gaming, Inc.*	153	4,232
Scientific Games Corp. Class A*	156	2,469
Sonic Corp.*	151	1,670
Speedway Motorsports, Inc.	124	1,784
Starbucks Corp.*	756	15,611
Starwood Hotels & Resorts Worldwide, Inc.	590	19,488
Vail Resorts, Inc.*	111	3,723
WMS Industries, Inc.*	83	3,698
Wyndham Worldwide Corp.	1,379	22,505
Wynn Resorts Ltd.*	222	15,738
Yum! Brands, Inc.	707	23,868

Total Hotels, Restaurants & Leisure		310,609
Household Durables – 0.5%
American Greetings Corp. Class A	170	3,791
Black & Decker Corp.	230	10,647
Blyth, Inc.	67	2,595
Ethan Allen Interiors, Inc.	108	1,782
Fortune Brands, Inc.	432	18,567
Harman International Industries, Inc.	166	5,624
Jarden Corp.	250	7,018
Leggett & Platt, Inc.	239	4,637
Newell Rubbermaid, Inc.	742	11,642
NVR, Inc.*	11	7,011
Sealy Corp.*	617	1,974
Tempur-Pedic International, Inc.*	416	7,879
Tupperware Brands Corp.	198	7,904
Whirlpool Corp.	295	20,638

Total Household Durables		111,709
Household Products – 1.5%
Church & Dwight Co., Inc.	103	5,844
Clorox Co.	227	13,352
Colgate-Palmolive Co.	696	53,091
Energizer Holdings, Inc.*	175	11,610

Investments	Shares	Value

Kimberly-Clark Corp.	798	$47,066
Procter & Gamble Co. (The)	4,158	240,831

Total Household Products		371,794
Independent Power Producers & Energy Traders – 0.3%
AES Corp. (The)*	1,805	26,750
Constellation Energy Group, Inc.	315	10,197
Mirant Corp.*	710	11,665
NRG Energy, Inc.*	927	26,132
Ormat Technologies, Inc.	64	2,613

Total Independent Power Producers & Energy Traders		77,357
Industrial Conglomerates – 2.5%
3M Co.	1,463	107,969
Carlisle Cos., Inc.	220	7,460
General Electric Co.	27,389	449,727
Seaboard Corp.	5	6,500
Textron, Inc.	1,429	27,123

Total Industrial Conglomerates		598,779
Insurance – 3.9%
Alleghany Corp.*	5	1,295
Allstate Corp. (The)	1,645	50,370
American Family Life Assurance Co., Inc.	918	39,235
American Financial Group, Inc.	391	9,971
American Physicians Capital, Inc.	54	1,556
Amerisafe, Inc.*	92	1,587
Amtrust Financial Services, Inc.	366	4,176
AON Corp.	314	12,777
Arthur J. Gallagher & Co.	152	3,704
Assurant, Inc.	483	15,485
Berkshire Hathaway, Inc. Class B*	51	169,473
Brown & Brown, Inc.	212	4,062
Chubb Corp.	897	45,218
Cincinnati Financial Corp.	301	7,823
CNA Financial Corp.*	1,089	26,288
CNA Surety Corp.*	180	2,916
Delphi Financial Group, Inc. Class A	198	4,481
Employers Holdings, Inc.	211	3,266
Erie Indemnity Co. Class A	112	4,196
FBL Financial Group, Inc. Class A	272	5,285
Fpic Insurance Group, Inc.*	39	1,308
Hanover Insurance Group, Inc. (The)	95	3,926
Harleysville Group, Inc.	91	2,880
HCC Insurance Holdings, Inc.	323	8,834
Horace Mann Educators Corp.	154	2,151
Infinity Property & Casualty Corp.	46	1,954
Lincoln National Corp.	1,458	37,777
Loews Corp.	1,326	45,416
Markel Corp.*	14	4,618
Marsh & McLennan Cos., Inc.	342	8,458
Mercury General Corp.	104	3,763
Metlife, Inc.	2,331	88,741

See Notes to Financial Statements.

18	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

National Western Life Insurance Co. Class A	1	$176
Navigators Group, Inc.*	44	2,420
Odyssey Re Holdings Corp.	67	4,342
Principal Financial Group, Inc.	1,099	30,102
ProAssurance Corp.*	93	4,854
Progressive Corp. (The)*	1,472	24,406
Prudential Financial, Inc.	1,873	93,481
Reinsurance Group of America, Inc.	277	12,354
RLI Corp.	50	2,639
Safety Insurance Group, Inc.	59	1,942
Selective Insurance Group, Inc.	81	1,274
StanCorp Financial Group, Inc.	155	6,257
Torchmark Corp.	286	12,421
Tower Group, Inc.	95	2,317
Transatlantic Holdings, Inc.	208	10,435
Travelers Cos., Inc. (The)	1,685	82,953
Universal Insurance Holdings, Inc.	706	3,551
Unum Group	1,066	22,855
W.R. Berkley Corp.	457	11,553
Wesco Financial Corp.	4	1,302
Zenith National Insurance Corp.	79	2,441

Total Insurance		957,065
Internet & Catalog Retail – 0.3%
Amazon.com, Inc.*	271	25,300
Expedia, Inc.*	887	21,244
Liberty Media Corp. – Interactive A*	947	10,389
NetFlix, Inc.*(a)	84	3,878
NutriSystem, Inc.	206	3,143
priceline.com, Inc.*(a)	74	12,271

Total Internet & Catalog Retail		76,225
Internet Software & Services – 1.2%
Akamai Technologies, Inc.*	252	4,959
Digital River, Inc.*	97	3,911
Earthlink, Inc.	642	5,399
eBay, Inc.*	3,038	71,727
Google, Inc. Class A*	376	186,440
j2 Global Communications, Inc.*	123	2,830
United Online, Inc.	337	2,709
Valueclick, Inc.*	261	3,443
WebMD Health Corp. Class A*(a)	98	3,246
Yahoo!, Inc.*	1,039	18,505

Total Internet Software & Services		303,169
IT Services – 1.4%
Affiliated Computer Services, Inc. Class A*	208	11,267
Alliance Data Systems Corp.*(a)	136	8,307
Automatic Data Processing, Inc.	743	29,200
Broadridge Financial Solutions, Inc.	394	7,919
CACI International, Inc. Class A*	66	3,120
Cognizant Technology Solutions Corp. Class A*	582	22,500
Computer Sciences Corp.*	655	34,525
CSG Systems International, Inc.*	129	2,065
DST Systems, Inc.*	158	7,078

Investments	Shares	Value

Euronet Worldwide, Inc.*	154	$3,701
Fidelity National Information Services, Inc.	244	6,225
Fiserv, Inc.*	267	12,869
Gartner, Inc.*	190	3,471
Global Payments, Inc.	148	6,912
Hewitt Associates, Inc. Class A*	163	5,938
ManTech International Corp. Class A*	59	2,783
Mastercard, Inc. Class A	209	42,249
MAXIMUS, Inc.	59	2,749
NeuStar, Inc. Class A*	157	3,548
Paychex, Inc.	500	14,525
Perot Systems Corp. Class A*	295	8,762
SAIC, Inc.*	550	9,647
SRA International, Inc. Class A*	136	2,936
Syntel, Inc.	106	5,059
TeleTech Holdings, Inc.*	226	3,856
Total System Services, Inc.	433	6,976
Visa, Inc. Class A	496	34,279
Western Union Co. (The)	1,556	29,440
Wright Express Corp.*	136	4,013

Total IT Services		335,919
Leisure Equipment & Products – 0.1%
Callaway Golf Co.	164	1,248
Eastman Kodak Co.	243	1,161
Hasbro, Inc.	291	8,075
Jakks Pacific, Inc.*	140	2,005
Mattel, Inc.	834	15,396
Polaris Industries, Inc.	115	4,690
Pool Corp.	129	2,866

Total Leisure Equipment & Products		35,441
Life Sciences Tools & Services – 0.4%
Bio-Rad Laboratories, Inc. Class A*	38	3,491
Bruker Corp.*	406	4,332
Charles River Laboratories International, Inc.*	163	6,028
Covance, Inc.*	104	5,632
Dionex Corp.*	21	1,364
Illumina, Inc.*	86	3,655
Mettler-Toledo International, Inc.*	76	6,885
Millipore Corp.*	61	4,290
Parexel International Corp.*	195	2,650
PerkinElmer, Inc.	259	4,983
Pharmaceutical Product Development, Inc.	157	3,445
Techne Corp.	39	2,439
Thermo Fisher Scientific, Inc.*	671	29,303
Varian, Inc.*	49	2,502
Waters Corp.*	190	10,613

Total Life Sciences Tools & Services		91,612
Machinery – 2.8%
Actuant Corp. Class A	202	3,244
AGCO Corp.*	387	10,693
Astec Industries, Inc.*	70	1,783
Barnes Group, Inc.	227	3,879

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	19

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Bucyrus International, Inc.	268	$9,546
Caterpillar, Inc.	2,040	104,713
Chart Industries, Inc.*	191	4,124
CIRCOR International, Inc.	88	2,487
CLARCOR, Inc.	89	2,791
Crane Co.	267	6,891
Cummins, Inc.	850	38,089
Danaher Corp.	579	38,978
Deere & Co.	1,172	50,302
Donaldson Co., Inc.	138	4,779
Dover Corp.	540	20,930
Eaton Corp.	644	36,444
EnPro Industries, Inc.*	126	2,880
ESCO Technologies, Inc.*	50	1,970
Federal Signal Corp.	221	1,589
Flowserve Corp.	196	19,314
Gardner Denver, Inc.*	204	7,116
Graco, Inc.	168	4,682
Harsco Corp.	283	10,021
IDEX Corp.	189	5,283
Illinois Tool Works, Inc.	1,297	55,395
Joy Global, Inc.	331	16,199
Kaydon Corp.	73	2,367
Kennametal, Inc.	256	6,300
Lincoln Electric Holdings, Inc.	125	5,931
Manitowoc Co., Inc. (The)	751	7,112
Middleby Corp.*	70	3,851
Mueller Industries, Inc.	131	3,127
Navistar International Corp.*	382	14,294
Nordson Corp.	104	5,833
Oshkosh Corp.	258	7,980
PACCAR, Inc.	963	36,315
Pall Corp.	180	5,810
Parker Hannifin Corp.	608	31,519
Pentair, Inc.	211	6,229
Robbins & Myers, Inc.	140	3,287
Sauer-Danfoss, Inc.	277	2,125
Snap-On, Inc.	145	5,040
SPX Corp.	257	15,746
Stanley Works (The)	221	9,434
Terex Corp.*	909	18,844
Timken Co.	514	12,043
Toro Co.	105	4,176
Trinity Industries, Inc.	501	8,612
Valmont Industries, Inc.	59	5,026
Wabtec Corp.	88	3,303
Watts Water Technologies, Inc. Class A	91	2,753

Total Machinery		691,179
Marine – 0.0%
Alexander & Baldwin, Inc.	96	3,081
American Commercial Lines, Inc.*	87	2,533
Kirby Corp.*	141	5,192

Total Marine		10,806

Investments	Shares	Value

Media – 3.2%
Belo Corp. Class A	1,151	$6,227
Cablevision Systems Corp. Class A	454	10,782
Clear Channel Outdoor Holdings, Inc. Class A*	1,237	8,659
Comcast Corp. Class A	3,909	66,023
DIRECTV Group, Inc. (The)*(a)	1,536	42,363
DISH Network Corp. Class A*	2,019	38,886
DreamWorks Animation SKG, Inc. Class A*	204	7,256
Fisher Communications, Inc.*	138	2,509
Gannett Co., Inc.	1,203	15,050
Harte-Hanks, Inc.	336	4,647
Interactive Data Corp.	153	4,010
Interpublic Group of Cos., Inc.*	1,441	10,836
John Wiley & Sons, Inc. Class A	112	3,895
Marvel Entertainment, Inc.*	145	7,195
McGraw-Hill Cos., Inc. (The)	779	19,584
Meredith Corp.	188	5,629
Morningstar, Inc.*	87	4,225
News Corp. Class A	14,276	171,169
Omnicom Group, Inc.	861	31,805
Regal Entertainment Group Class A	203	2,501
Scholastic Corp.	121	2,945
Scripps Networks Interactive, Inc. Class A	242	8,942
Sinclair Broadcast Group, Inc. Class A	548	1,962
Time Warner Cable, Inc. Class A	780	33,610
Time Warner, Inc.	2,797	80,498
Viacom, Inc. Class B*	2,176	61,015
Walt Disney Co. (The)	4,348	119,396
Washington Post Co. (The) Class B	10	4,681
World Wrestling Entertainment, Inc. Class A	164	2,298

Total Media		778,598
Metals & Mining – 2.4%
Alcoa, Inc.	4,219	55,353
Allegheny Technologies, Inc.	565	19,769
AMCOL International Corp.	77	1,762
Carpenter Technology Corp.	173	4,046
Cliffs Natural Resources, Inc.	516	16,698
Commercial Metals Co.	408	7,303
Compass Minerals International, Inc.	63	3,882
Freeport-McMoRan Copper & Gold, Inc.*	2,983	204,664
Haynes International, Inc.*	100	3,182
Horsehead Holding Corp.*	354	4,149
Kaiser Aluminum Corp.	78	2,836
Newmont Mining Corp.	650	28,613
Nucor Corp.	1,122	52,745
Olympic Steel, Inc.	96	2,754
Reliance Steel & Aluminum Co.	541	23,025
RTI International Metals, Inc.*	137	3,413
Schnitzer Steel Industries, Inc. Class A	180	9,585
Southern Copper Corp.	2,814	86,362
Steel Dynamics, Inc.	1,288	19,758
Titanium Metals Corp.	508	4,872
Walter Energy, Inc.	264	15,856

See Notes to Financial Statements.

20	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Worthington Industries, Inc.	392	$5,449

Total Metals & Mining		576,076
Multiline Retail – 1.0%
Big Lots, Inc.*	278	6,956
Dollar Tree, Inc.*	137	6,669
Family Dollar Stores, Inc.	243	6,415
J.C. Penney Co., Inc.	825	27,844
Kohl’s Corp.*	597	34,059
Macy’s, Inc.	1,773	32,428
Nordstrom, Inc.	996	30,418
Sears Holdings Corp.*(a)	168	10,972
Target Corp.	1,711	79,869

Total Multiline Retail		235,630
Multi-Utilities – 1.1%
Alliant Energy Corp.	199	5,542
Ameren Corp.	470	11,882
Avista Corp.	131	2,649
Black Hills Corp.	89	2,240
Centerpoint Energy, Inc.	1,002	12,455
CMS Energy Corp.	332	4,449
Consolidated Edison, Inc.	393	16,089
Dominion Resources, Inc.	1,118	38,571
DTE Energy Co.	388	13,634
Integrys Energy Group, Inc.	123	4,415
MDU Resources Group, Inc.	463	9,654
NiSource, Inc.	587	8,154
NorthWestern Corp.	102	2,492
NSTAR	165	5,250
OGE Energy Corp.	250	8,270
PG&E Corp.	580	23,484
Public Service Enterprise Group, Inc.	768	24,146
SCANA Corp.	229	7,992
Sempra Energy	563	28,043
TECO Energy, Inc.	390	5,491
Vectren Corp.	154	3,548
Wisconsin Energy Corp.	49	2,213
Xcel Energy, Inc.	768	14,776

Total Multi-Utilities		255,439
Office Electronics – 0.1%
Xerox Corp.	3,350	25,929
Zebra Technologies Corp. Class A*	163	4,227

Total Office Electronics		30,156
Oil, Gas & Consumable Fuels – 15.0%
Alpha Natural Resources, Inc.*	258	9,056
Anadarko Petroleum Corp.	1,436	90,080
Apache Corp.	1,494	137,194
Arch Coal, Inc.	593	13,123
Arena Resources, Inc.*	84	2,982
Atlas Energy, Inc.	340	9,201
ATP Oil & Gas Corp.*(a)	356	6,369
Berry Petroleum Co. Class A	603	16,148
Bill Barrett Corp.*	135	4,427

Investments	Shares	Value

Cabot Oil & Gas Corp.	205	$7,329
Carrizo Oil & Gas, Inc.*	116	2,841
Chesapeake Energy Corp.	2,426	68,898
Chevron Corp.	7,759	546,466
Cimarex Energy Co.	283	12,260
Clayton Williams Energy, Inc.*	67	2,018
CNX Gas Corp.*	191	5,864
Comstock Resources, Inc.*	100	4,008
ConocoPhillips	8,440	381,150
Consol Energy, Inc.	199	8,977
Contango Oil & Gas Co.*	44	2,247
Copano Energy LLC	196	3,567
Denbury Resources, Inc.*	1,167	17,657
Devon Energy Corp.	1,655	111,431
El Paso Corp.	2,938	30,320
Encore Acquisition Co.*	239	8,939
EOG Resources, Inc.	808	67,476
Exxon Mobil Corp.	15,426	1,058,378
Forest Oil Corp.*	580	11,351
Frontier Oil Corp.	415	5,777
Gulfport Energy Corp.*	479	4,186
Harvest Natural Resources, Inc.*	370	1,898
Hess Corp.	1,442	77,089
Holly Corp.	184	4,714
Marathon Oil Corp.	3,731	119,019
Mariner Energy, Inc.*	814	11,542
Massey Energy Co.	356	9,929
McMoRan Exploration Co.*	244	1,842
Murphy Oil Corp.	885	50,949
Newfield Exploration Co.*	453	19,280
Noble Energy, Inc.	637	42,016
NuStar GP Holdings LLC	139	3,447
Occidental Petroleum Corp.	3,184	249,626
Overseas Shipholding Group, Inc.	222	8,296
Patriot Coal Corp.*	522	6,139
Peabody Energy Corp.	874	32,530
Penn Virginia Corp.	114	2,612
PetroHawk Energy Corp.*	332	8,038
Petroleum Development Corp.*	93	1,735
Pioneer Natural Resources Co.	509	18,472
Plains Exploration & Production Co.*	1,024	28,324
Quicksilver Resources, Inc.*	498	7,067
Range Resources Corp.	198	9,773
Southern Union Co.	394	8,191
Southwestern Energy Co.*	460	19,633
Spectra Energy Corp.	1,818	34,433
St. Mary Land & Exploration Co.	267	8,667
Stone Energy Corp.*	615	10,031
Sunoco, Inc.	340	9,673
Swift Energy Co.*	350	8,288
Tesoro Corp.	323	4,838
Valero Energy Corp.	2,605	50,511
W&T Offshore, Inc.(a)	676	7,916
Warren Resources, Inc.*	757	2,241

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	21

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Western Refining, Inc.*	296	$1,909
Whiting Petroleum Corp.*	214	12,322
Williams Cos., Inc. (The)	2,315	41,369
World Fuel Services Corp.	136	6,537
XTO Energy, Inc.	1,244	51,402

Total Oil, Gas & Consumable Fuels		3,642,018
Paper & Forest Products – 0.2%
International Paper Co.	1,619	35,991
MeadWestvaco Corp.	114	2,543

Total Paper & Forest Products		38,534
Personal Products – 0.3%
Alberto-Culver Co.	158	4,374
Avon Products, Inc.	852	28,934
Bare Escentuals, Inc.*	608	7,229
Chattem, Inc.*	44	2,922
Estee Lauder Cos., Inc. (The) Class A	400	14,832
NBTY, Inc.*	311	12,309
Nu Skin Enterprises, Inc. Class A	156	2,891

Total Personal Products		73,491
Pharmaceuticals – 4.6%
Abbott Laboratories	1,963	97,110
Allergan, Inc.	377	21,398
Bristol-Myers Squibb Co.	2,352	52,967
Eli Lilly & Co.	2,063	68,141
Endo Pharmaceuticals Holdings, Inc.*	220	4,979
Forest Laboratories, Inc.*	838	24,671
Johnson & Johnson	4,942	300,918
King Pharmaceuticals, Inc.*	652	7,022
KV Pharmaceutical Co. Class A*	509	1,563
Medicis Pharmaceutical Corp. Class A	122	2,605
Merck & Co., Inc.	3,646	115,323
Perrigo Co.	126	4,283
Pfizer, Inc.	14,559	240,951
Questcor Pharmaceuticals, Inc.*	472	2,605
Sepracor, Inc.*	840	19,236
Viropharma, Inc.*	238	2,289
Watson Pharmaceuticals, Inc.*	211	7,731
Wyeth	2,782	135,150

Total Pharmaceuticals		1,108,942
Professional Services – 0.3%
Administaff, Inc.	97	2,548
Corporate Executive Board Co. (The)	110	2,739
Dun & Bradstreet Corp.	102	7,683
Equifax, Inc.	267	7,780
First Advantage Corp. Class A*	142	2,634
FTI Consulting, Inc.*	90	3,835
IHS, Inc. Class A*	69	3,528
Korn/Ferry International*	189	2,758
Manpower, Inc.	325	18,431
Monster Worldwide, Inc.*	357	6,240
MPS Group, Inc.*	335	3,524
Resources Connection, Inc.*	124	2,115

Investments	Shares	Value

Robert Half International, Inc.	362	$9,057
TrueBlue, Inc.*	208	2,927
Watson Wyatt Worldwide, Inc. Class A	88	3,833

Total Professional Services		79,632
Real Estate Investment Trusts (REITs) – 0.8%
Alexander’s, Inc.*	9	2,663
Alexandria Real Estate Equities, Inc.	48	2,609
AMB Property Corp.	196	4,498
AvalonBay Communities, Inc.	90	6,546
BioMed Realty Trust, Inc.	191	2,636
Boston Properties, Inc.	121	7,932
BRE Properties, Inc.	62	1,941
Developers Diversified Realty Corp.	796	7,355
DiamondRock Hospitality Co.*	343	2,778
Duke Realty Corp.	196	2,354
Entertainment Properties Trust	96	3,277
Equity One, Inc.(a)	134	2,100
Equity Residential	103	3,162
Federal Realty Investment Trust	50	3,069
HCP, Inc.	181	5,202
Health Care REIT, Inc.	99	4,120
Hospitality Properties Trust	252	5,133
Host Hotels & Resorts, Inc.	1,425	16,772
Kimco Realty Corp.	437	5,698
Liberty Property Trust	138	4,489
Macerich Co. (The)(a)	128	3,882
Mack-Cali Realty Corp.	98	3,168
National Health Investors, Inc.	75	2,374
National Retail Properties, Inc.	175	3,757
Nationwide Health Properties, Inc.	125	3,874
Omega Healthcare Investors, Inc.	167	2,675
Plum Creek Timber Co., Inc.	181	5,546
Potlatch Corp.	78	2,219
Public Storage	241	18,133
Rayonier, Inc.	132	5,400
Realty Income Corp.(a)	116	2,975
Regency Centers Corp.	91	3,372
Senior Housing Properties Trust	200	3,822
Simon Property Group, Inc.	197	13,678
SL Green Realty Corp.	205	8,989
Ventas, Inc.	155	5,968
Vornado Realty Trust	170	10,950
Weingarten Realty Investors	145	2,888

Total Real Estate Investment Trusts (REITs)		198,004
Real Estate Management & Development – 0.1%
CB Richard Ellis Group, Inc. Class A*	1,080	12,679
Jones Lang LaSalle, Inc.	131	6,206

Total Real Estate Management & Development		18,885
Road & Rail – 1.0%
Arkansas Best Corp.	67	2,006
Burlington Northern Santa Fe Corp.	652	52,049

See Notes to Financial Statements.

22	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Con-way, Inc.	138	$5,288
CSX Corp.	990	41,442
Genesee & Wyoming, Inc. Class A*	64	1,941
Heartland Express, Inc.	126	1,814
Hertz Global Holdings, Inc.*(a)	743	8,047
JB Hunt Transport Services, Inc.	194	6,233
Kansas City Southern*	232	6,146
Knight Transportation, Inc.	104	1,745
Landstar System, Inc.	82	3,121
Norfolk Southern Corp.	771	33,238
Old Dominion Freight Line, Inc.*	91	2,769
Ryder System, Inc.	154	6,015
Union Pacific Corp.	1,021	59,575
Werner Enterprises, Inc.	108	2,012

Total Road & Rail		233,441
Semiconductors & Semiconductor Equipment – 2.5%
Altera Corp.	532	10,911
Analog Devices, Inc.	651	17,955
Applied Materials, Inc.	2,099	28,127
Broadcom Corp. Class A*	625	19,181
Cymer, Inc.*	129	5,013
Fairchild Semiconductor International, Inc.*	508	5,197
Hittite Microwave Corp.*	121	4,450
Integrated Device Technology, Inc.*	321	2,170
Intel Corp.	11,976	234,370
Intersil Corp. Class A	488	7,471
KLA-Tencor Corp.	351	12,587
Lam Research Corp.*	326	11,136
Linear Technology Corp.	432	11,936
Maxim Integrated Products, Inc.*	627	11,374
MEMC Electronic Materials, Inc.	1,228	20,422
Microchip Technology, Inc.	392	10,388
Microsemi Corp.*	157	2,479
MKS Instruments, Inc.*	131	2,527
National Semiconductor Corp.	902	12,872
Novellus Systems, Inc.*	164	3,441
Nvidia Corp.*	1,095	16,458
Omnivision Technologies, Inc.*	397	6,463
ON Semiconductor Corp.*	1,490	12,292
PMC – Sierra, Inc.*	803	7,677
Sigma Designs, Inc.*	281	4,083
Skyworks Solutions, Inc.*	614	8,129
Texas Instruments, Inc.	3,953	93,647
Varian Semiconductor Equipment Associates, Inc.*	178	5,845
Xilinx, Inc.	557	13,045

Total Semiconductors & Semiconductor Equipment		601,646
Software – 3.9%
Adobe Systems, Inc.*	921	30,430
Ansys, Inc.*	114	4,272
Autodesk, Inc.*	501	11,924

Investments	Shares	Value

BMC Software, Inc.*	244	$9,157
CA, Inc.	853	18,757
Cadence Design Systems, Inc.*	1,406	10,320
Citrix Systems, Inc.*	196	7,689
Compuware Corp.*	622	4,559
FactSet Research Systems, Inc.	86	5,697
Fair Isaac Corp.	168	3,610
Informatica Corp.*	154	3,477
Intuit, Inc.*	447	12,739
Jack Henry & Associates, Inc.	164	3,849
McAfee, Inc.*	121	5,299
Micros Systems, Inc.*	195	5,887
Microsoft Corp.	22,664	586,771
Net 1 UEPS Technologies, Inc.*	229	4,800
Oracle Corp.	7,775	162,031
Parametric Technology Corp.*	229	3,165
Progress Software Corp.*	104	2,356
Red Hat, Inc.*	206	5,694
Sybase, Inc.*	198	7,702
Symantec Corp.*	1,220	20,093
Synopsys, Inc.*	265	5,941
Take-Two Interactive Software, Inc.*	274	3,072
TIBCO Software, Inc.*	347	3,293
VMware, Inc. Class A*	280	11,248

Total Software		953,832
Specialty Retail – 2.3%
Aaron’s, Inc.(a)	97	2,561
Abercrombie & Fitch Co. Class A	438	14,402
Advance Auto Parts, Inc.	179	7,031
Aeropostale, Inc.*	217	9,433
American Eagle Outfitters, Inc.	669	11,279
Autozone, Inc.*	109	15,938
Barnes & Noble, Inc.(a)	180	4,000
bebe Stores, Inc.	237	1,744
Bed Bath & Beyond, Inc.*	462	17,344
Best Buy Co., Inc.	1,096	41,122
Buckle, Inc. (The)(a)	138	4,711
Cabela’s, Inc.*(a)	310	4,135
Carmax, Inc.*	336	7,022
Collective Brands, Inc.*	177	3,067
Dick’s Sporting Goods, Inc.*	257	5,757
Dress Barn, Inc.*(a)	220	3,945
Foot Locker, Inc.	394	4,708
GameStop Corp. Class A*	343	9,079
Gap, Inc. (The)	1,624	34,754
Guess ?, Inc.	357	13,223
Gymboree Corp.*	110	5,322
Home Depot, Inc.	2,798	74,539
J Crew Group, Inc.*	249	8,919
JOS A Bank Clothiers, Inc.*	70	3,134
Lowe’s Cos., Inc.	2,483	51,994
Ltd. Brands, Inc.	1,334	22,665
Men’s Wearhouse, Inc. (The)	158	3,903

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	23

Schedule of Investments (unaudited) (continued)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value

Office Depot, Inc.*	774	$5,124
O’Reilly Automotive, Inc.*	149	5,385
Penske Auto Group, Inc.	434	8,324
PetSmart, Inc.	263	5,720
RadioShack Corp.	490	8,119
Rent-A-Center, Inc.*	199	3,757
Ross Stores, Inc.	251	11,990
Sally Beauty Holdings, Inc.*	445	3,164
Sherwin-Williams Co. (The)	214	12,874
Sonic Automotive, Inc. Class A	384	4,032
Staples, Inc.	1,220	28,328
Systemax, Inc.*	204	2,475
Tiffany & Co.	295	11,366
TJX Cos., Inc.	1,018	37,819
Tractor Supply Co.*	66	3,196
Urban Outfitters, Inc.*	242	7,301
Williams-Sonoma, Inc.	522	10,560

Total Specialty Retail		555,265
Textiles, Apparel & Luxury Goods – 0.7%
Carter’s, Inc.*	128	3,418
Coach, Inc.	814	26,797
Columbia Sportswear Co.(a)	90	3,704
Deckers Outdoor Corp.*	35	2,970
Fossil, Inc.*	266	7,568
Hanesbrands, Inc.*	318	6,805
Iconix Brand Group, Inc.*	209	2,606
Movado Group, Inc.	214	3,109
NIKE, Inc. Class B	792	51,242
Phillips-Van Heusen Corp.	207	8,857
Polo Ralph Lauren Corp.	239	18,312
Quiksilver, Inc.*	1,349	3,710
Skechers U.S.A., Inc. Class A*	206	3,531
Timberland Co. Class A*	155	2,158
Under Armour, Inc. Class A*(a)	72	2,004
UniFirst Corp.	71	3,156
VF Corp.	269	19,484
Warnaco Group, Inc. (The)*	121	5,307
Wolverine World Wide, Inc.	123	3,055

Total Textiles, Apparel & Luxury Goods		177,793
Thrifts & Mortgage Finance – 0.1%
Astoria Financial Corp.	139	1,535
Capitol Federal Financial	56	1,844
First Niagara Financial Group, Inc.	179	2,207
Hudson City Bancorp, Inc.	630	8,284
Northwest Bancorp, Inc.	99	2,261
People’s United Financial, Inc.	239	3,719
TFS Financial Corp.	169	2,011
Washington Federal, Inc.	121	2,040

Total Thrifts & Mortgage Finance		23,901
Tobacco – 1.5%
Altria Group, Inc.	6,641	118,276
Lorillard, Inc.	337	25,039

Investments	Shares	Value

Philip Morris International, Inc.	3,967	$193,352
Reynolds American, Inc.	718	31,965
Universal Corp.	95	3,973
Vector Group Ltd.(a)	172	2,680

Total Tobacco		375,285
Trading Companies & Distributors – 0.2%
Applied Industrial Technologies, Inc.	149	3,153
Fastenal Co.	207	8,011
GATX Corp.	181	5,059
H&E Equipment Services, Inc.*	271	3,070
Interline Brands, Inc.*	164	2,763
MSC Industrial Direct Co. Class A	149	6,493
RSC Holdings, Inc.*	516	3,751
TAL International Group, Inc.(a)	140	1,991
W.W. Grainger, Inc.	154	13,762
Watsco, Inc.	59	3,181
WESCO International, Inc.*	319	9,187

Total Trading Companies & Distributors		60,421
Water Utilities – 0.0%
Aqua America, Inc.(a)	153	2,699
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	135	4,914
MetroPCS Communications, Inc.*	182	1,704
NII Holdings, Inc.*	653	19,577
Syniverse Holdings, Inc.*	259	4,532
Telephone & Data Systems, Inc.	294	9,117
United States Cellular Corp.*	190	7,423

Total Wireless Telecommunication Services		47,267
TOTAL COMMON STOCKS (Cost: $26,577,015)		24,261,974

See Notes to Financial Statements.

24	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Total Earnings Fund

September 30, 2009

Investments	Shares	Value
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $54,799)	54,799	$54,799
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $236,002)(d)	236,002	236,002
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $26,867,816)(e)		24,552,775
Liabilities in Excess of Other Assets – (0.9)%		(213,686)

NET ASSETS – 100.0%		$24,339,089

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $228,267 and the total market value of the collateral held by the Fund was $236,002.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	25

Schedule of Investments (unaudited)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 3.2%
Alliant Techsystems, Inc.*	135	$10,510
Boeing Co. (The)	5,925	320,839
General Dynamics Corp.	2,653	171,384
Goodrich Corp.	1,107	60,154
Honeywell International, Inc.	4,554	169,181
ITT Corp.	988	51,524
L-3 Communications Holdings, Inc.	691	55,501
Lockheed Martin Corp.	2,411	188,251
Northrop Grumman Corp.	2,071	107,174
Precision Castparts Corp.	1,123	114,400
Raytheon Co.	2,554	122,515
Rockwell Collins, Inc.	1,123	57,049
United Technologies Corp.	5,453	332,251

Total Aerospace & Defense		1,760,733
Air Freight & Logistics – 0.2%
C.H. Robinson Worldwide, Inc.	425	24,544
Expeditors International Washington, Inc.	548	19,262
FedEx Corp.	1,083	81,463

Total Air Freight & Logistics		125,269
Airlines – 0.0%
Southwest Airlines Co.	2,561	24,586
Auto Components – 0.2%
BorgWarner, Inc.	719	21,757
Johnson Controls, Inc.	3,453	88,259

Total Auto Components		110,016
Automobiles – 0.1%
Harley-Davidson, Inc.(a)	2,841	65,343
Beverages – 1.9%
Brown-Forman Corp. Class B	525	25,316
Coca-Cola Co. (The)	8,272	444,206
Coca-Cola Enterprises, Inc.	3,334	71,381
Constellation Brands, Inc. Class A*	584	8,848
Dr. Pepper Snapple Group, Inc.*	1,536	44,160
Hansen Natural Corp.*	285	10,471
Molson Coors Brewing Co. Class B	534	25,995
Pepsi Bottling Group, Inc.	1,514	55,170
PepsiCo, Inc.	6,509	381,818

Total Beverages		1,067,365
Biotechnology – 0.9%
Amgen, Inc.*	4,555	274,348
Biogen Idec, Inc.*	1,064	53,753
Cephalon, Inc.*	177	10,308
Genzyme Corp.*	364	20,650
Gilead Sciences, Inc.*	2,297	106,994
Myriad Genetics, Inc.*	85	2,329
Myriad Pharmaceuticals, Inc.*	21	123

Total Biotechnology		468,505
Building Products – 0.0%
Masco Corp.	1,242	16,047

Investments	Shares	Value

Capital Markets – 3.5%
Ameriprise Financial, Inc.	1,668	$60,598
Bank of New York Mellon Corp. (The)	4,682	135,731
BlackRock, Inc.	495	107,326
Charles Schwab Corp. (The)	4,958	94,946
Franklin Resources, Inc.	1,558	156,735
Goldman Sachs Group, Inc. (The)	5,759	1,061,672
Northern Trust Corp.	835	48,564
Raymond James Financial, Inc.	764	17,786
SEI Investments Co.	765	15,055
State Street Corp.	2,441	128,396
T. Rowe Price Group, Inc.	1,213	55,434
TD Ameritrade Holding Corp.*	3,852	75,576

Total Capital Markets		1,957,819
Chemicals – 2.3%
Air Products & Chemicals, Inc.	1,434	111,250
Airgas, Inc.	430	20,799
CF Industries Holdings, Inc.	824	71,054
Dow Chemical Co. (The)	7,627	198,836
E.I. Du Pont de Nemours & Co.	7,086	227,744
Ecolab, Inc.	789	36,475
FMC Corp.	385	21,656
Monsanto Co.	1,622	125,543
Mosaic Co. (The)	5,512	264,962
PPG Industries, Inc.	1,056	61,470
Praxair, Inc.	1,402	114,529
Sigma-Aldrich Corp.	496	26,774

Total Chemicals		1,281,092
Commercial Banks – 1.8%
Associated Banc-Corp.	672	7,674
BB&T Corp.	3,632	98,936
BOK Financial Corp.(a)	242	11,209
Comerica, Inc.	1,023	30,352
Commerce Bancshares, Inc.	298	11,098
Cullen/Frost Bankers, Inc.	257	13,272
Fifth Third Bancorp	360	3,647
Huntington Bancshares, Inc.	479	2,256
M&T Bank Corp.	526	32,780
PNC Financial Services Group, Inc.	1,825	88,677
Regions Financial Corp.	5,303	32,932
SunTrust Banks, Inc.	1,972	44,469
Synovus Financial Corp.	1,163	4,361
U.S. Bancorp	8,897	194,488
Valley National Bancorp(a)	371	4,560
Wells Fargo & Co.	13,838	389,955
Zions Bancorp.	584	10,494

Total Commercial Banks		981,160
Commercial Services & Supplies – 0.4%
Avery Dennison Corp.	541	19,481
Cintas Corp.	1,059	32,098
Covanta Holding Corp.*	476	8,092
Iron Mountain, Inc.*	328	8,744

See Notes to Financial Statements.

26	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

Pitney Bowes, Inc.	716	$17,793
R.R. Donnelley & Sons Co.	2,668	56,722
Republic Services, Inc.	775	20,592
Stericycle, Inc.*	161	7,800
Waste Management, Inc.	2,297	68,497

Total Commercial Services & Supplies		239,819
Communications Equipment – 1.9%
Cisco Systems, Inc.*	29,997	706,129
Harris Corp.	764	28,726
Harris Stratex Networks, Inc. Class A*	189	1,323
Juniper Networks, Inc.*	1,837	49,636
QUALCOMM, Inc.	6,076	273,299

Total Communications Equipment		1,059,113
Computers & Peripherals – 5.3%
Apple, Inc.*	3,326	616,541
Dell, Inc.*	14,991	228,763
EMC Corp.*	8,898	151,622
Hewlett-Packard Co.	14,041	662,876
International Business Machines Corp.	8,548	1,022,426
NetApp, Inc.*	1,327	35,404
Western Digital Corp.*	5,019	183,344

Total Computers & Peripherals		2,900,976
Construction & Engineering – 0.2%
Aecom Technology Corp.*	296	8,034
Fluor Corp.	1,038	52,782
Jacobs Engineering Group, Inc.*	515	23,664
Quanta Services, Inc.*	491	10,866
URS Corp.*	285	12,440

Total Construction & Engineering		107,786
Construction Materials – 0.0%
Martin Marietta Materials, Inc.	122	11,233
Vulcan Materials Co.	214	11,571

Total Construction Materials		22,804
Consumer Finance – 0.8%
American Express Co.	7,871	266,827
Capital One Financial Corp.	3,508	125,341
Discover Financial Services	4,083	66,267

Total Consumer Finance		458,435
Containers & Packaging – 0.3%
Ball Corp.	486	23,911
Bemis Co., Inc.	405	10,493
Crown Holdings, Inc.*	2,140	58,208
Owens-Illinois, Inc.*	1,154	42,583
Pactiv Corp.*	433	11,280

Total Containers & Packaging		146,475
Distributors – 0.1%
Genuine Parts Co.	831	31,628
Diversified Consumer Services – 0.1%
Apollo Group, Inc. Class A*	388	28,584
DeVry, Inc.	143	7,911

Investments	Shares	Value

H&R Block, Inc.	1,238	$22,754
ITT Educational Services, Inc.*	130	14,353
Strayer Education, Inc.	17	3,701

Total Diversified Consumer Services		77,303
Diversified Financial Services – 2.3%
Bank of America Corp.	22,400	379,008
CME Group, Inc.	234	72,116
IntercontinentalExchange, Inc.*	234	22,743
JPMorgan Chase & Co.	14,734	645,644
Leucadia National Corp.*	1,842	45,534
Moody’s Corp.	1,416	28,971
NASDAQ OMX Group (The)*	884	18,608
NYSE Euronext	1,841	53,187

Total Diversified Financial Services		1,265,811
Diversified Telecommunication Services – 2.3%
AT&T, Inc.	27,274	736,671
CenturyTel, Inc.	2,759	92,702
Frontier Communications Corp.	1,385	10,443
Qwest Communications International, Inc.	12,983	49,465
Verizon Communications, Inc.	11,215	339,478
Windstream Corp.	3,278	33,206

Total Diversified Telecommunication Services		1,261,965
Electric Utilities – 1.6%
Allegheny Energy, Inc.	908	24,080
American Electric Power Co., Inc.	2,324	72,021
Duke Energy Corp.	5,607	88,254
Edison International	2,358	79,182
Entergy Corp.	993	79,301
Exelon Corp.	2,991	148,413
FirstEnergy Corp.	1,386	63,368
FPL Group, Inc.	1,781	98,365
Northeast Utilities	725	17,211
Pepco Holdings, Inc.	1,311	19,508
Pinnacle West Capital Corp.	623	20,447
PPL Corp.	1,856	56,311
Progress Energy, Inc.	1,213	47,380
Southern Co. (The)	3,014	95,453

Total Electric Utilities		909,294
Electrical Equipment – 0.5%
Ametek, Inc.	525	18,328
Emerson Electric Co.	4,416	176,993
First Solar, Inc.*(a)	115	17,579
Rockwell Automation, Inc.	1,124	47,882
Roper Industries, Inc.	418	21,310
Sunpower Corp. Class A*(a)	102	3,049

Total Electrical Equipment		285,141
Electronic Equipment, Instruments & Components –1.3%
Agilent Technologies, Inc.*	2,618	72,859
Amphenol Corp. Class A	1,140	42,955
Corning, Inc.	38,666	591,976

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	27

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

Dolby Laboratories, Inc. Class A*	371	$14,169
FLIR Systems, Inc.*	434	12,139

Total Electronic Equipment, Instruments & Components		734,098
Energy Equipment & Services – 2.0%
Baker Hughes, Inc.	3,365	143,551
BJ Services Co.	3,259	63,322
Cameron International Corp.*	1,836	69,438
Diamond Offshore Drilling, Inc.(a)	1,238	118,254
ENSCO International, Inc.	2,531	107,669
FMC Technologies, Inc.*	917	47,904
Halliburton Co.	6,589	178,694
Helmerich & Payne, Inc.	1,293	51,112
National Oilwell Varco, Inc.*	4,628	199,606
Pride International, Inc.*	2,237	68,094
Seahawk Drilling, Inc.*(a)	149	4,632
Smith International, Inc.	1,995	57,256

Total Energy Equipment & Services		1,109,532
Food & Staples Retailing – 2.7%
Costco Wholesale Corp.	1,463	82,601
CVS Caremark Corp.	7,383	263,869
Kroger Co. (The)	2,944	60,764
Safeway, Inc.	2,254	44,449
SUPERVALU, Inc.	2,523	37,996
Sysco Corp.	2,832	70,375
Walgreen Co.	5,105	191,284
Wal-Mart Stores, Inc.	15,056	739,099

Total Food & Staples Retailing		1,490,437
Food Products – 1.3%
Archer-Daniels-Midland Co.	5,231	152,850
Campbell Soup Co.	1,417	46,223
ConAgra Foods, Inc.	1,881	40,780
General Mills, Inc.	1,154	74,295
H.J. Heinz Co.	1,404	55,809
Hershey Co. (The)	530	20,596
Hormel Foods Corp.	577	20,495
J.M. Smucker Co. (The)	241	12,775
Kellogg Co.	1,666	82,017
Kraft Foods, Inc. Class A	5,744	150,895
McCormick & Co., Inc.	525	17,818
Sara Lee Corp.	3,928	43,758
Tyson Foods, Inc. Class A	519	6,555

Total Food Products		724,866
Gas Utilities – 0.2%
EQT Corp.	539	22,961
National Fuel Gas Co.	544	24,921
Oneok, Inc.	768	28,124
Questar Corp.	1,265	47,514

Total Gas Utilities		123,520
Health Care Equipment & Supplies – 1.5%
Baxter International, Inc.	2,315	131,978
Beckman Coulter, Inc.	210	14,478

Investments	Shares	Value

Becton Dickinson & Co.	1,043	$72,749
Boston Scientific Corp.*	4,430	46,914
C.R. Bard, Inc.	270	21,225
Carefusion Corp.*	1,173	25,572
DENTSPLY International, Inc.	684	23,625
Edwards Lifesciences Corp.*	130	9,088
Hospira, Inc.*	644	28,723
Intuitive Surgical, Inc.*	89	23,340
Medtronic, Inc.	5,165	190,072
Resmed, Inc.*	182	8,226
St. Jude Medical, Inc.*	1,340	52,273
Stryker Corp.	1,810	82,228
Varian Medical Systems, Inc.*	474	19,970
Zimmer Holdings, Inc.*	1,434	76,647

Total Health Care Equipment & Supplies		827,108
Health Care Providers & Services – 2.2%
Aetna, Inc.	4,212	117,220
AmerisourceBergen Corp.	1,797	40,217
Cardinal Health, Inc.	2,346	62,873
Cigna Corp.	3,544	99,551
DaVita, Inc.*	410	23,222
Express Scripts, Inc.*	772	59,892
Henry Schein, Inc.*	477	26,192
Humana, Inc.*	1,256	46,849
Laboratory Corp. of America Holdings*	438	28,777
McKesson Corp.	1,726	102,783
Medco Health Solutions, Inc.*	1,501	83,020
Omnicare, Inc.	446	10,044
Quest Diagnostics, Inc.	723	37,733
UnitedHealth Group, Inc.	9,058	226,812
WellPoint, Inc.*	4,936	233,769

Total Health Care Providers & Services		1,198,954
Health Care Technology – 0.0%
Cerner Corp.*	235	17,578
Hotels, Restaurants & Leisure – 1.1%
Burger King Holdings, Inc.	581	10,220
Darden Restaurants, Inc.	884	30,171
International Game Technology	1,776	38,149
Marriott International, Inc. Class A	2,029	55,980
McDonald’s Corp.	4,505	257,100
MGM Mirage*	1,737	20,913
Starbucks Corp.*	1,998	41,259
Starwood Hotels & Resorts Worldwide, Inc.	1,542	50,932
Wynn Resorts Ltd.*	673	47,709
Yum! Brands, Inc.	1,905	64,313

Total Hotels, Restaurants & Leisure		616,746
Household Durables – 0.3%
Black & Decker Corp.	633	29,302
Fortune Brands, Inc.	1,160	49,857
Newell Rubbermaid, Inc.	1,894	29,717
Whirlpool Corp.	738	51,630

Total Household Durables		160,506

See Notes to Financial Statements.

28	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

Household Products – 1.8%
Church & Dwight Co., Inc.	186	$10,554
Clorox Co.	596	35,057
Colgate-Palmolive Co.	1,843	140,584
Energizer Holdings, Inc.*	475	31,511
Kimberly-Clark Corp.	2,170	127,986
Procter & Gamble Co. (The)	11,292	654,033

Total Household Products		999,725
Independent Power Producers & Energy Traders – 0.4%
AES Corp. (The)*	5,366	79,524
Constellation Energy Group, Inc.	812	26,285
Mirant Corp.*	1,856	30,494
NRG Energy, Inc.*	2,312	65,175

Total Independent Power Producers & Energy Traders		201,478
Industrial Conglomerates – 2.9%
3M Co.	4,047	298,669
General Electric Co.	75,259	1,235,753
Textron, Inc.	3,775	71,649

Total Industrial Conglomerates		1,606,071
Insurance – 4.4%
Allstate Corp. (The)	4,584	140,362
American Family Life Assurance Co., Inc.	2,466	105,397
AON Corp.	869	35,360
Assurant, Inc.	1,429	45,814
Berkshire Hathaway, Inc. Class B*	136	451,928
Brown & Brown, Inc.	514	9,848
Chubb Corp.	2,657	133,939
Cincinnati Financial Corp.	885	23,001
CNA Financial Corp.*	3,194	77,103
HCC Insurance Holdings, Inc.	827	22,618
Lincoln National Corp.	3,853	99,831
Loews Corp.	3,790	129,807
Markel Corp.*	54	17,810
Marsh & McLennan Cos., Inc.	922	22,801
Metlife, Inc.	6,409	243,991
Odyssey Re Holdings Corp.	154	9,981
Principal Financial Group, Inc.	2,910	79,705
Progressive Corp. (The)*	3,862	64,032
Prudential Financial, Inc.	5,082	253,643
Reinsurance Group of America, Inc.	846	37,731
Torchmark Corp.	758	32,920
Transatlantic Holdings, Inc.	634	31,808
Travelers Cos., Inc. (The)	4,808	236,698
Unum Group	3,088	66,207
W.R. Berkley Corp.	1,214	30,690

Total Insurance		2,403,025
Internet & Catalog Retail – 0.2%
Amazon.com, Inc.*	695	64,885
priceline.com, Inc.*(a)	166	27,526

Total Internet & Catalog Retail		92,411

Investments	Shares	Value

Internet Software & Services – 1.3%
eBay, Inc.*	8,399	$198,300
Google, Inc. Class A*	1,003	497,338
VeriSign, Inc.*	63	1,493
Yahoo!, Inc.*	2,625	46,751

Total Internet Software & Services		743,882
IT Services – 1.3%
Affiliated Computer Services, Inc. Class A*	516	27,952
Alliance Data Systems Corp.*(a)	316	19,301
Automatic Data Processing, Inc.	1,986	78,050
Cognizant Technology Solutions Corp. Class A*	1,475	57,023
Computer Sciences Corp.*	1,670	88,026
Fidelity National Information Services, Inc.	571	14,566
Fiserv, Inc.*	675	32,535
Global Payments, Inc.	331	15,458
Hewitt Associates, Inc. Class A*	349	12,714
Mastercard, Inc. Class A	526	106,331
Paychex, Inc.	1,333	38,724
SAIC, Inc.*	1,377	24,152
Total System Services, Inc.	1,051	16,931
Visa, Inc. Class A	1,281	88,530
Western Union Co. (The)	4,102	77,610

Total IT Services		697,903
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	735	20,397
Mattel, Inc.	2,257	41,664

Total Leisure Equipment & Products		62,061
Life Sciences Tools & Services – 0.3%
Illumina, Inc.*	94	3,995
Mettler-Toledo International, Inc.*	169	15,310
Millipore Corp.*	166	11,675
Pharmaceutical Product Development, Inc.	398	8,732
Thermo Fisher Scientific, Inc.*	1,765	77,077
Waters Corp.*	600	33,516

Total Life Sciences Tools & Services		150,305
Machinery – 2.1%
Caterpillar, Inc.	5,609	287,910
Cummins, Inc.	2,202	98,672
Danaher Corp.	1,550	104,346
Deere & Co.	3,130	134,340
Donaldson Co., Inc.	322	11,151
Dover Corp.	1,408	54,574
Eaton Corp.	1,707	96,599
Flowserve Corp.	488	48,087
Illinois Tool Works, Inc.	3,476	148,460
PACCAR, Inc.	2,536	95,633
Pall Corp.	429	13,848
Parker Hannifin Corp.	1,603	83,099

Total Machinery		1,176,719
Media – 3.3%
Cablevision Systems Corp. Class A	1,105	26,244
Clear Channel Outdoor Holdings, Inc. Class A*	3,098	21,686

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	29

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

Comcast Corp. Class A	10,433	$176,213
DIRECTV Group, Inc. (The)*(a)	4,374	120,635
DISH Network Corp. Class A*	5,290	101,885
McGraw-Hill Cos., Inc. (The)	2,086	52,442
News Corp. Class A	36,928	442,767
Omnicom Group, Inc.	2,358	87,105
Scripps Networks Interactive, Inc. Class A	570	21,061
Time Warner Cable, Inc. Class A	1,117	48,132
Time Warner, Inc.	7,697	221,520
Viacom, Inc. Class B*	5,502	154,276
Walt Disney Co. (The)	12,150	333,639
Washington Post Co. (The) Class B	31	14,510

Total Media		1,822,115
Metals & Mining – 2.2%
Alcoa, Inc.	11,125	145,960
Cliffs Natural Resources, Inc.	1,318	42,651
Freeport-McMoRan Copper & Gold, Inc.*	7,966	546,547
Newmont Mining Corp.	1,706	75,098
Nucor Corp.	3,042	143,004
Southern Copper Corp.	7,658	235,024

Total Metals & Mining		1,188,284
Multiline Retail – 1.0%
Dollar Tree, Inc.*	307	14,945
Family Dollar Stores, Inc.	556	14,678
J.C. Penney Co., Inc.	2,203	74,351
Kohl’s Corp.*	1,622	92,535
Macy’s, Inc.	4,667	85,360
Sears Holdings Corp.*(a)	413	26,973
Target Corp.	4,737	221,123

Total Multiline Retail		529,965
Multi-Utilities – 1.1%
Alliant Energy Corp.	595	16,571
Ameren Corp.	1,285	32,485
Centerpoint Energy, Inc.	2,688	33,412
Consolidated Edison, Inc.	1,064	43,560
Dominion Resources, Inc.	3,223	111,194
DTE Energy Co.	1,002	35,210
Integrys Energy Group, Inc.	241	8,649
MDU Resources Group, Inc.	1,153	24,040
NiSource, Inc.	1,484	20,613
NSTAR	379	12,060
PG&E Corp.	1,511	61,180
Public Service Enterprise Group, Inc.	2,089	65,678
SCANA Corp.	695	24,256
Sempra Energy	1,529	76,160
TECO Energy, Inc.	754	10,616
Wisconsin Energy Corp.	120	5,420
Xcel Energy, Inc.	2,063	39,692

Total Multi-Utilities		620,796
Office Electronics – 0.1%
Xerox Corp.	8,822	68,282

Investments	Shares	Value

Oil, Gas & Consumable Fuels – 16.2%
Anadarko Petroleum Corp.	3,953	$247,972
Apache Corp.	3,922	360,157
Cabot Oil & Gas Corp.	487	17,410
Chesapeake Energy Corp.	6,409	182,016
Chevron Corp.	21,036	1,481,565
CNX Gas Corp.*	434	13,324
ConocoPhillips	22,679	1,024,184
Consol Energy, Inc.	406	18,315
Devon Energy Corp.	4,508	303,524
El Paso Corp.	7,831	80,816
EOG Resources, Inc.	2,122	177,208
Exxon Mobil Corp.	41,407	2,840,934
Hess Corp.	3,877	207,264
Marathon Oil Corp.	10,066	321,105
Murphy Oil Corp.	2,463	141,795
Newfield Exploration Co.*	1,165	49,582
Noble Energy, Inc.	1,693	111,670
Occidental Petroleum Corp.	8,558	670,947
Peabody Energy Corp.	2,232	83,075
PetroHawk Energy Corp.*	593	14,357
Range Resources Corp.	485	23,940
Southwestern Energy Co.*	1,146	48,911
Spectra Energy Corp.	4,910	92,995
Sunoco, Inc.	884	25,150
Valero Energy Corp.	6,968	135,110
Williams Cos., Inc. (The)	6,205	110,883
XTO Energy, Inc.	3,318	137,100

Total Oil, Gas & Consumable Fuels		8,921,309
Paper & Forest Products – 0.2%
International Paper Co.	4,367	97,078
Personal Products – 0.2%
Avon Products, Inc.	2,091	71,010
Estee Lauder Cos., Inc. (The) Class A	995	36,895

Total Personal Products		107,905
Pharmaceuticals – 5.2%
Abbott Laboratories	5,225	258,481
Allergan, Inc.	994	56,419
Bristol-Myers Squibb Co.	6,149	138,475
Eli Lilly & Co.	5,471	180,707
Endo Pharmaceuticals Holdings, Inc.*	613	13,872
Forest Laboratories, Inc.*	2,381	70,097
Johnson & Johnson	13,294	809,472
Merck & Co., Inc.	9,791	309,689
Perrigo Co.	240	8,158
Pfizer, Inc.	38,940	644,457
Wyeth	7,383	358,666

Total Pharmaceuticals		2,848,493
Professional Services – 0.1%
Dun & Bradstreet Corp.	252	18,981
Equifax, Inc.	679	19,786

See Notes to Financial Statements.

30	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value

FTI Consulting, Inc.*	177	$7,542
Robert Half International, Inc.	917	22,943

Total Professional Services		69,252
Real Estate Investment Trusts – 0.5%
AvalonBay Communities, Inc.	217	15,782
Boston Properties, Inc.	295	19,337
Equity Residential	239	7,337
Federal Realty Investment Trust	105	6,444
HCP, Inc.	406	11,669
Health Care REIT, Inc.	211	8,782
Host Hotels & Resorts, Inc.	3,701	43,561
Kimco Realty Corp.	1,072	13,979
Plum Creek Timber Co., Inc.	435	13,328
Public Storage	624	46,950
Rayonier, Inc.	291	11,905
Simon Property Group, Inc.	498	34,576
Ventas, Inc.	344	13,244
Vornado Realty Trust	439	28,276

Total Real Estate Investment Trusts		275,170
Road & Rail – 1.0%
Burlington Northern Santa Fe Corp.	1,791	142,976
CSX Corp.	2,920	122,231
JB Hunt Transport Services, Inc.	495	15,904
Norfolk Southern Corp.	2,213	95,402
Union Pacific Corp.	2,810	163,964

Total Road & Rail		540,477
Semiconductors & Semiconductor Equipment –2.5%
Altera Corp.	1,274	26,130
Analog Devices, Inc.	1,662	45,838
Applied Materials, Inc.	5,744	76,969
Broadcom Corp. Class A*	1,578	48,429
Intel Corp.	32,975	645,321
KLA-Tencor Corp.	873	31,306
Lam Research Corp.*	806	27,533
Linear Technology Corp.	1,063	29,370
Maxim Integrated Products, Inc.	1,513	27,446
MEMC Electronic Materials, Inc.*	3,015	50,139
Microchip Technology, Inc.	1,088	28,832
National Semiconductor Corp.	2,118	30,224
Nvidia Corp.*	2,836	42,625
Texas Instruments, Inc.	10,619	251,564
Xilinx, Inc.	1,421	33,280

Total Semiconductors & Semiconductor Equipment		1,395,006
Software – 4.3%
Adobe Systems, Inc.*	2,414	79,759
Ansys, Inc.*	221	8,281
Autodesk, Inc.*	1,245	29,631
BMC Software, Inc.*	605	22,706
CA, Inc.	2,262	49,741
Citrix Systems, Inc.*	460	18,046
Intuit, Inc.*	1,146	32,661

Investments	Shares	Value

McAfee, Inc.*	261	$11,429
Microsoft Corp.	61,653	1,596,196
Oracle Corp.	20,174	420,426
Salesforce.com, Inc.*	67	3,814
Symantec Corp.*	3,131	51,568
VMware, Inc. Class A*(a)	649	26,070

Total Software		2,350,328
Specialty Retail – 1.8%
Advance Auto Parts, Inc.	461	18,108
Autozone, Inc.*	290	42,404
Bed Bath & Beyond, Inc.*	1,230	46,174
Best Buy Co., Inc.	2,949	110,647
GameStop Corp. Class A*	858	22,711
Gap, Inc. (The)	4,454	95,316
Home Depot, Inc.	7,586	202,091
Lowe’s Cos., Inc.	6,659	139,439
Ltd. Brands, Inc.	3,503	59,516
O’Reilly Automotive, Inc.*	371	13,408
Ross Stores, Inc.	630	30,095
Sherwin-Williams Co. (The)	569	34,231
Staples, Inc.	3,341	77,578
TJX Cos., Inc.	2,806	104,243
Urban Outfitters, Inc.*	678	20,455

Total Specialty Retail		1,016,416
Textiles, Apparel & Luxury Goods – 0.6%
Coach, Inc.	2,200	72,424
NIKE, Inc. Class B	2,206	142,728
Polo Ralph Lauren Corp.	615	47,122
VF Corp.	714	51,715

Total Textiles, Apparel & Luxury Goods		313,989
Thrifts & Mortgage Finance – 0.1%
Capitol Federal Financial	60	1,975
Hudson City Bancorp, Inc.	1,539	20,238
New York Community Bancorp, Inc.(a)	405	4,625
People’s United Financial, Inc.	510	7,936
TFS Financial Corp.	252	2,999

Total Thrifts & Mortgage Finance		37,773
Tobacco – 1.8%
Altria Group, Inc.	17,893	318,674
Lorillard, Inc.	864	64,195
Philip Morris International, Inc.	10,657	519,422
Reynolds American, Inc.	1,797	80,003

Total Tobacco		982,294
Trading Companies & Distributors – 0.1%
Fastenal Co.	500	19,350
W.W. Grainger, Inc.	398	35,565

Total Trading Companies & Distributors		54,915
Water Utilities – 0.0%
Aqua America, Inc.(a)	233	4,110

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	31

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings 500 Fund

September 30, 2009

Investments	Shares	Value
Wireless Telecommunication Services – 0.2%
American Tower Corp. Class A*	285	$10,374
MetroPCS Communications, Inc.*	346	3,239
NII Holdings, Inc.*	1,648	49,407
Telephone & Data Systems, Inc.	728	22,575
United States Cellular Corp.*	471	18,402

Total Wireless Telecommunication Services		103,997
TOTAL COMMON STOCKS (Cost: $66,453,435)		55,109,364
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $77,124)	77,124	77,124
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $314,003)(d)	314,003	314,003
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $66,844,562)(e)		55,500,491
Liabilities in Excess of Other Assets – (0.5)%		(259,724)

NET ASSETS – 100.0%		$55,240,767

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $304,628 and the total market value of the collateral held by the Fund was $314,003.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

32	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 2.0%
Aerovironment, Inc.*	126	$3,539
BE Aerospace, Inc.*	4,849	97,659
Ceradyne, Inc.*	1,139	20,878
Cubic Corp.	278	10,973
Curtiss-Wright Corp.	663	22,628
DynCorp International, Inc. Class A*	751	13,518
Esterline Technologies Corp.*	509	19,958
HEICO Corp.	294	12,748
Hexcel Corp.*	2,393	27,376
Moog, Inc. Class A*	732	21,594
Orbital Sciences Corp.*	730	10,928
Spirit Aerosystems Holdings, Inc. Class A*	6,776	122,375
Stanley, Inc.*	198	5,092
Teledyne Technologies, Inc.*	491	17,671
TransDigm Group, Inc.*	806	40,147

Total Aerospace & Defense		447,084
Air Freight & Logistics – 0.1%
Forward Air Corp.	416	9,630
HUB Group, Inc. Class A*	515	11,768

Total Air Freight & Logistics		21,398
Airlines – 0.1%
Allegiant Travel Co.*	96	3,657
Skywest, Inc.	1,517	25,152

Total Airlines		28,809
Auto Components – 1.7%
Autoliv, Inc.	2,828	95,021
Gentex Corp.	2,359	33,380
Goodyear Tire & Rubber Co. (The)*	11,236	191,349
WABCO Holdings, Inc.	3,112	65,352

Total Auto Components		385,102
Automobiles – 0.2%
Thor Industries, Inc.*	1,419	43,918
Beverages – 0.4%
Central European Distribution Corp.*	985	32,269
PepsiAmericas, Inc.	2,408	68,772

Total Beverages		101,041
Biotechnology – 0.3%
Alkermes, Inc.*	417	3,832
BioMarin Pharmaceutical, Inc.*	107	1,935
Cubist Pharmaceuticals, Inc.*	444	8,969
Emergent Biosolutions, Inc.*	389	6,870
Martek Biosciences Corp.*	307	6,935
Onyx Pharmaceuticals, Inc.*	127	3,806
OSI Pharmaceuticals, Inc.*	682	24,075
PDL BioPharma, Inc.	707	5,571
United Therapeutics Corp.*	262	12,835

Total Biotechnology		74,828
Building Products – 0.4%
Armstrong World Industries, Inc.*	1,209	41,662

Investments	Shares	Value

Lennox International, Inc.	1,047	$37,818
Simpson Manufacturing Co., Inc.	412	10,407

Total Building Products		89,887
Capital Markets – 2.2%
Affiliated Managers Group, Inc.*	829	53,893
Apollo Investment Corp.	4,437	42,373
Eaton Vance Corp.	1,906	53,349
Federated Investors, Inc. Class B	2,608	68,773
GAMCO Investors, Inc. Class A	464	21,205
Greenhill & Co., Inc.	187	16,752
Investment Technology Group, Inc.*	1,059	29,567
Janus Capital Group, Inc.	5,304	75,211
Knight Capital Group, Inc. Class A*	1,890	41,108
optionsXpress Holdings, Inc.	1,582	27,337
Stifel Financial Corp.*	230	12,627
Teton Advisors, Inc. Class B†	6	—
Waddell & Reed Financial, Inc. Class A	1,894	53,884

Total Capital Markets		496,079
Chemicals – 6.2%
Albemarle Corp.	2,439	84,389
Arch Chemicals, Inc.	546	16,374
Cabot Corp.	1,025	23,688
Calgon Carbon Corp.*	336	4,983
Celanese Corp. Series A	11,746	293,650
Cytec Industries, Inc.	1,963	63,739
Eastman Chemical Co.	2,899	155,212
H.B. Fuller Co.	1,294	27,045
Huntsman Corp.	4,181	38,089
International Flavors & Fragrances, Inc.	1,508	57,198
Lubrizol Corp.	1,606	114,765
Minerals Technologies, Inc.	316	15,029
Nalco Holding Co.	2,615	53,581
Olin Corp.	1,956	34,113
RPM International, Inc.	3,590	66,379
Scotts Miracle-Gro Co. (The) Class A	296	12,713
Sensient Technologies Corp.	793	22,022
Terra Industries, Inc.	6,488	224,939
Valspar Corp.	1,570	43,191
Westlake Chemical Corp.	1,312	33,718

Total Chemicals		1,384,817
Commercial Banks – 2.4%
Bancorpsouth, Inc.	1,244	30,366
Bank of Hawaii Corp.	921	38,258
CapitalSource, Inc.	2,797	12,139
Cathay General Bancorp	777	6,286
City National Corp.	637	24,798
Community Bank System, Inc.	398	7,271
CVB Financial Corp.(a)	1,201	9,116
First Bancorp	1,071	3,266
First Citizens BancShares, Inc. Class A	141	22,433
First Commonwealth Financial Corp.	797	4,527
First Financial Bankshares, Inc.	198	9,793

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	33

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

First Midwest Bancorp, Inc.	741	$8,351
FirstMerit Corp.	1,185	22,551
FNB Corp.(a)	1,133	8,056
Fulton Financial Corp.	2,756	20,284
Glacier Bancorp, Inc.(a)	755	11,280
Hancock Holding Co.	352	13,225
Iberiabank Corp.	182	8,292
International Bancshares Corp.	1,286	20,975
Investors Bancorp, Inc.*	292	3,098
MB Financial, Inc.	356	7,465
National Penn Bancshares, Inc.	1,216	7,430
NBT Bancorp, Inc.	395	8,903
Old National Bancorp	949	10,629
Pacific Capital Bancorp NA(a)	669	963
PacWest Bancorp	309	5,886
Park National Corp.(a)	199	11,610
Prosperity Bancshares, Inc.	558	19,413
S&T Bancorp, Inc.	327	4,238
Signature Bank*	200	5,800
Susquehanna Bancshares, Inc.	1,097	6,461
SVB Financial Group*	874	37,818
TCF Financial Corp.	2,487	32,430
Trustmark Corp.	894	17,031
UMB Financial Corp.	400	16,176
Umpqua Holdings Corp.	781	8,279
United Bankshares, Inc.(a)	513	10,050
WesBanco, Inc.	365	5,643
Westamerica Bancorp.	240	12,480
Whitney Holding Corp.	1,000	9,540
Wilmington Trust Corp.	773	10,977

Total Commercial Banks		533,587
Commercial Services & Supplies – 1.5%
ABM Industries, Inc.	588	12,372
Brink’s Co. (The)	1,722	46,339
Clean Harbors, Inc.*	181	10,183
Copart, Inc.*	1,138	37,793
Corrections Corp. of America*	1,795	40,657
Geo Group, Inc. (The)*	551	11,114
Healthcare Services Group	362	6,646
Herman Miller, Inc.	2,072	35,037
Mine Safety Appliances Co.	499	13,727
Rollins, Inc.	834	15,721
Steelcase, Inc. Class A	3,628	22,530
SYKES Enterprises, Inc.*	702	14,616
Tetra Tech, Inc.*	526	13,955
United Stationers, Inc.*	617	29,375
Waste Connections, Inc.*	685	19,769

Total Commercial Services & Supplies		329,834
Communications Equipment – 1.6%
3Com Corp.*	2,408	12,594
ADC Telecommunications, Inc.*	2,377	19,824
Adtran, Inc.	1,101	27,030
Arris Group, Inc.*	1,508	19,619

Investments	Shares	Value

Avocent Corp.*	348	$7,054
Brocade Communications Systems, Inc.*	10,493	82,475
CommScope, Inc.*	2,000	59,860
Comtech Telecommunications Corp.*	320	10,630
F5 Networks, Inc.*	653	25,878
Infinera Corp.*	1,826	14,517
InterDigital, Inc.*	202	4,678
Polycom, Inc.*	1,162	31,083
Starent Networks Corp.*	861	21,887
Tekelec*	697	11,452

Total Communications Equipment		348,581
Computers & Peripherals – 1.2%
Diebold, Inc.	753	24,796
Intermec, Inc.*	684	9,644
Lexmark International, Inc. Class A*	2,286	49,240
NCR Corp.*	3,866	53,428
QLogic Corp.*	1,893	32,560
Synaptics, Inc.*(a)	478	12,046
Teradata Corp.*	3,332	91,697

Total Computers & Peripherals		273,411
Construction & Engineering – 0.9%
EMCOR Group, Inc.*	1,631	41,297
Granite Construction, Inc.	488	15,099
KBR, Inc.	3,527	82,144
Shaw Group, Inc. (The)*	1,305	41,877
Tutor Perini Corp.*	1,012	21,556

Total Construction & Engineering		201,973
Construction Materials – 0.1%
Eagle Materials, Inc.	455	13,004
Texas Industries, Inc.	352	14,780

Total Construction Materials		27,784
Consumer Finance – 0.2%
AmeriCredit Corp.*	85	1,342
Cash America International, Inc.	663	19,996
Ezcorp, Inc. Class A*	600	8,196
Student Loan Corp. (The)	527	24,453

Total Consumer Finance		53,987
Containers & Packaging – 1.3%
Aptargroup, Inc.	907	33,886
Greif, Inc. Class A	1,152	63,418
Packaging Corp. of America	2,228	45,451
Rock-Tenn Co. Class A	481	22,660
Sealed Air Corp.	2,992	58,733
Silgan Holdings, Inc.	506	26,681
Sonoco Products Co.	1,110	30,569

Total Containers & Packaging		281,398
Distributors – 0.2%
LKQ Corp.*	2,138	39,639
Diversified Consumer Services – 0.9%
American Public Education, Inc.*	74	2,571
Capella Education Co.*	93	6,263

See Notes to Financial Statements.

34	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Career Education Corp.*	780	$19,016
Corinthian Colleges, Inc.*	464	8,612
Matthews International Corp. Class A	417	14,754
Service Corp. International	9,701	68,004
Sotheby’s(a)	3,071	52,913
Weight Watchers International, Inc.	1,335	36,632

Total Diversified Consumer Services		208,765
Diversified Telecommunication Services – 0.0%
NTELOS Holdings Corp.	388	6,852
Electric Utilities – 1.3%
ALLETE, Inc.	536	17,994
Cleco Corp.	905	22,697
DPL, Inc.	2,083	54,366
El Paso Electric Co.*	900	15,903
Great Plains Energy, Inc.	1,746	31,341
Hawaiian Electric Industries, Inc.	1,019	18,464
IDACORP, Inc.	669	19,261
ITC Holdings Corp.	484	21,998
MGE Energy, Inc.	328	11,965
Portland General Electric Co.	949	18,714
UIL Holdings Corp.	336	8,867
Unisource Energy Corp.	99	3,044
Westar Energy, Inc.	1,819	35,489

Total Electric Utilities		280,103
Electrical Equipment – 2.3%
A.O. Smith Corp.	604	23,012
Acuity Brands, Inc.	870	28,023
Baldor Electric Co.	1,167	31,906
Belden, Inc.	1,209	27,928
Brady Corp. Class A	1,129	32,425
Energy Conversion Devices, Inc.*(a)	191	2,212
Franklin Electric Co., Inc.	318	9,117
General Cable Corp.*	2,698	105,626
GrafTech International Ltd.*	5,537	81,394
Hubbell, Inc. Class B	1,348	56,616
Regal-Beloit Corp.	773	35,334
Thomas & Betts Corp.*	1,564	47,045
Woodward Governor Co.	1,082	26,249

Total Electrical Equipment		506,887
Electronic Equipment, Instruments & Components – 3.3%
Anixter International, Inc.*	1,802	72,278
Arrow Electronics, Inc.*	4,193	118,033
Avnet, Inc.*	5,185	134,654
AVX Corp.	3,415	40,741
Benchmark Electronics, Inc.*	1,360	24,480
Cogent, Inc.*	575	5,807
Ingram Micro, Inc. Class A*	4,320	72,792
Itron, Inc.*	92	5,901
Jabil Circuit, Inc.	4,121	55,263
Molex, Inc.	2,888	60,301
National Instruments Corp.	914	25,254

Investments	Shares	Value

Rofin-Sinar Technologies, Inc.*	599	$13,753
Tech Data Corp.*	1,288	53,594
Trimble Navigation Ltd.*	1,405	33,594
Vishay Intertechnology, Inc.*	3,705	29,270

Total Electronic Equipment, Instruments & Components		745,715
Energy Equipment & Services – 4.9%
Atwood Oceanics, Inc.*	3,025	106,692
CARBO Ceramics, Inc.(a)	324	16,702
Dresser-Rand Group, Inc.*	1,982	61,581
Dril-Quip, Inc.*	1,193	59,221
Exterran Holdings, Inc.*	1,533	36,393
Gulfmark Offshore, Inc.*	1,046	34,246
Lufkin Industries, Inc.	437	23,240
Oceaneering International, Inc.*	1,484	84,217
Oil States International, Inc.*	2,838	99,699
Patterson-UTI Energy, Inc.	6,527	98,558
Rowan Cos., Inc.	5,759	132,860
RPC, Inc.	1,576	16,516
SEACOR Holdings, Inc.*	411	33,550
Superior Energy Services, Inc.*	4,045	91,093
Tidewater, Inc.	1,725	81,230
Unit Corp.*	2,655	109,519

Total Energy Equipment & Services		1,085,317
Food & Staples Retailing – 0.7%
BJ’s Wholesale Club, Inc.*	755	27,346
Casey’s General Stores, Inc.	708	22,217
Ruddick Corp.	794	21,136
United Natural Foods, Inc.*	598	14,304
Weis Markets, Inc.	253	8,084
Whole Foods Market, Inc.*	2,298	70,066
Winn-Dixie Stores, Inc.*	132	1,732

Total Food & Staples Retailing		164,885
Food Products – 1.0%
Corn Products International, Inc.	1,792	51,108
Dean Foods Co.*	1,802	32,058
Del Monte Foods Co.	2,653	30,722
Flowers Foods, Inc.	894	23,503
Green Mountain Coffee Roasters, Inc.*(a)	193	14,251
Lancaster Colony Corp.	291	14,919
Ralcorp Holdings, Inc.*	571	33,386
Smithfield Foods, Inc.*	783	10,805
Tootsie Roll Industries, Inc.	338	8,038
TreeHouse Foods, Inc.*	284	10,130
Trian Acquisition I Corp.*	268	2,608

Total Food Products		231,528
Gas Utilities – 1.7%
AGL Resources, Inc.	1,386	48,884
Atmos Energy Corp.	1,594	44,919
Energen Corp.	2,315	99,776
Laclede Group, Inc. (The)	235	7,558
New Jersey Resources Corp.	609	22,113

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Nicor, Inc.	654	$23,930
Northwest Natural Gas Co.	292	12,165
Piedmont Natural Gas Co., Inc.	727	17,404
South Jersey Industries, Inc.	387	13,661
Southwest Gas Corp.	565	14,453
UGI Corp.	1,816	45,509
WGL Holdings, Inc.	699	23,165

Total Gas Utilities		373,537
Health Care Equipment & Supplies – 1.1%
Conmed Corp.*	381	7,304
Gen-Probe, Inc.*	461	19,104
Haemonetics Corp.*	203	11,392
Hill-Rom Holdings, Inc.	731	15,921
Idexx Laboratories, Inc.*	677	33,850
Immucor, Inc.*	591	10,461
Integra Lifesciences Holdings Corp.*	89	3,039
Kinetic Concepts, Inc.*	2,009	74,293
Masimo Corp.*	312	8,174
Meridian Bioscience, Inc.	244	6,103
STERIS Corp.	818	24,908
Teleflex, Inc.	261	12,609
Thoratec Corp.*	134	4,056
West Pharmaceutical Services, Inc.	373	15,148

Total Health Care Equipment & Supplies		246,362
Health Care Providers & Services – 3.5%
Amedisys, Inc.*(a)	391	17,059
AMERIGROUP Corp.*	1,041	23,079
Catalyst Health Solutions, Inc.*	454	13,234
Centene Corp.*	713	13,504
Chemed Corp.	367	16,108
Community Health Systems, Inc.*	1,168	37,294
Coventry Health Care, Inc.*	7,108	141,876
Emergency Medical Services Corp. Class A*	450	20,925
Gentiva Health Services, Inc.*	614	15,356
Health Net, Inc.*	4,133	63,648
Healthsouth Corp.*	129	2,018
Healthspring, Inc.*	1,248	15,288
HMS Holdings Corp.*	132	5,046
LifePoint Hospitals, Inc.*	1,175	31,795
Lincare Holdings, Inc.*	1,798	56,188
Magellan Health Services, Inc.*	483	15,002
Mednax, Inc.*	986	54,151
Owens & Minor, Inc.	515	23,304
Patterson Cos., Inc.*	2,312	63,002
PSS World Medical, Inc.*	606	13,229
Psychiatric Solutions, Inc.*	702	18,786
Universal American Corp.*	2,287	21,544
Universal Health Services, Inc. Class B	1,069	66,203
VCA Antech, Inc.*	1,480	39,797

Total Health Care Providers & Services		787,436
Health Care Technology – 0.7%
ATHENAHEALTH, Inc.*	61	2,341

Investments	Shares	Value

Eclipsys Corp.*	1,503	$29,008
HLTH Corp.*	4,227	61,756
IMS Health, Inc.	2,994	45,958
MedAssets, Inc.*	61	1,377
Quality Systems, Inc.(a)	211	12,991

Total Health Care Technology		153,431
Hotels, Restaurants & Leisure – 1.9%
Bally Technologies, Inc.*	996	38,217
Brinker International, Inc.	406	6,386
Chipotle Mexican Grill, Inc. Class A*	242	23,486
Choice Hotels International, Inc.	773	24,010
International Speedway Corp. Class A	881	24,289
Jack In The Box, Inc.*	713	14,609
Panera Bread Co. Class A*	213	11,715
Penn National Gaming, Inc.*	1,156	31,975
Scientific Games Corp. Class A*	1,053	16,669
Vail Resorts, Inc.*	784	26,295
WMS Industries, Inc.*	530	23,617
Wyndham Worldwide Corp.	11,151	181,984

Total Hotels, Restaurants & Leisure		423,252
Household Durables – 1.0%
Harman International Industries, Inc.	1,163	39,403
Jarden Corp.	1,746	49,010
Leggett & Platt, Inc.	1,662	32,243
NVR, Inc.*	84	53,539
Tupperware Brands Corp.	1,447	57,764

Total Household Durables		231,959
Independent Power Producers & Energy Traders – 0.1%
Dynegy, Inc. Class A*	4,051	10,330
Ormat Technologies, Inc.	301	12,287

Total Independent Power Producers & Energy Traders		22,617
Industrial Conglomerates – 0.4%
Carlisle Cos., Inc.	1,676	56,833
Seaboard Corp.	32	41,601

Total Industrial Conglomerates		98,434
Insurance – 2.1%
Alleghany Corp.*	70	18,133
American Financial Group, Inc.	3,472	88,536
Arthur J. Gallagher & Co.	1,125	27,416
Employers Holdings, Inc.	1,491	23,081
Erie Indemnity Co. Class A	892	33,414
First American Corp.	217	7,024
Hanover Insurance Group, Inc. (The)	857	35,420
Harleysville Group, Inc.	464	14,686
Mercury General Corp.	825	29,848
Navigators Group, Inc.*	279	15,345
ProAssurance Corp.*	749	39,090
RLI Corp.	368	19,423
Selective Insurance Group, Inc.	893	14,047
StanCorp Financial Group, Inc.	1,251	50,503

See Notes to Financial Statements.

36	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

State Auto Financial Corp.	91	$1,632
Unitrin, Inc.	44	858
Wesco Financial Corp.	57	18,553
Zenith National Insurance Corp.	784	24,226

Total Insurance		461,235
Internet & Catalog Retail – 1.2%
Expedia, Inc.*	7,442	178,236
Liberty Media Corp. – Interactive A*	6,640	72,841
NetFlix, Inc.*(a)	498	22,992

Total Internet & Catalog Retail		274,069
Internet Software & Services – 0.6%
Akamai Technologies, Inc.*	1,745	34,342
Digital River, Inc.*	555	22,377
Earthlink, Inc.	5,936	49,922
Equinix, Inc.*	30	2,760
j2 Global Communications, Inc.*	685	15,762
WebMD Health Corp. Class A*(a)	543	17,984

Total Internet Software & Services		143,147
IT Services – 1.4%
Broadridge Financial Solutions, Inc.	3,018	60,662
CACI International, Inc. Class A*	404	19,097
DST Systems, Inc.*	1,258	56,358
Gartner, Inc.*	1,147	20,956
ManTech International Corp. Class A*	341	16,081
NeuStar, Inc. Class A*	1,059	23,933
Perot Systems Corp. Class A*	2,038	60,529
SRA International, Inc. Class A*	869	18,762
Syntel, Inc.	615	29,354

Total IT Services		305,732
Leisure Equipment & Products – 0.3%
Eastman Kodak Co.	1,821	8,704
Polaris Industries, Inc.	858	34,989
Pool Corp.(a)	713	15,843

Total Leisure Equipment & Products		59,536
Life Sciences Tools & Services – 1.2%
Bio-Rad Laboratories, Inc. Class A*	329	30,229
Bruker Corp.*	2,269	24,210
Charles River Laboratories International, Inc.*	1,433	52,992
Covance, Inc.*	905	49,006
Dionex Corp.*	230	14,943
Luminex Corp.*	70	1,190
PerkinElmer, Inc.	2,274	43,752
Techne Corp.	337	21,079
Varian, Inc.*	435	22,211

Total Life Sciences Tools & Services		259,612
Machinery – 7.9%
Actuant Corp. Class A	1,442	23,159
AGCO Corp.*	3,195	88,278
Astec Industries, Inc.*	395	10,061
Barnes Group, Inc.	1,588	27,139
Briggs & Stratton Corp.(a)	335	6,502

Investments	Shares	Value

Bucyrus International, Inc.	2,331	$83,030
CLARCOR, Inc.	565	17,718
Crane Co.	2,061	53,194
ESCO Technologies, Inc.*	241	9,495
Gardner Denver, Inc.*	1,710	59,645
Graco, Inc.	1,268	35,339
Harsco Corp.	2,273	80,487
IDEX Corp.	1,419	39,661
Joy Global, Inc.	2,752	134,683
Kaydon Corp.	447	14,492
Kennametal, Inc.	1,945	47,866
Lincoln Electric Holdings, Inc.	970	46,026
Manitowoc Co., Inc. (The)	6,223	58,932
Mueller Industries, Inc.	901	21,507
Mueller Water Products, Inc. Class A	1,304	7,146
Navistar International Corp.*	3,123	116,863
Nordson Corp.	728	40,833
Pentair, Inc.	1,757	51,867
Robbins & Myers, Inc.	890	20,897
Snap-On, Inc.	1,183	41,121
SPX Corp.	2,069	126,768
Stanley Works (The)	1,915	81,751
Terex Corp.*	7,833	162,378
Timken Co.	4,188	98,125
Toro Co.	292	11,613
Trinity Industries, Inc.	4,003	68,812
Valmont Industries, Inc.	411	35,009
Wabtec Corp.	588	22,068
Watts Water Technologies, Inc. Class A	544	16,456

Total Machinery		1,758,921
Marine – 0.3%
Alexander & Baldwin, Inc.	736	23,618
Kirby Corp.*	1,186	43,669

Total Marine		67,287
Media – 2.2%
DreamWorks Animation SKG, Inc. Class A*	1,499	53,319
Gannett Co., Inc.	10,254	128,278
Interactive Data Corp.	1,130	29,617
Interpublic Group of Cos., Inc.*	11,397	85,705
John Wiley & Sons, Inc. Class A	807	28,068
Lamar Advertising Co. Class A*	227	6,229
Marvel Entertainment, Inc.*	1,053	52,250
Meredith Corp.	1,405	42,066
Morningstar, Inc.*	563	27,339
Regal Entertainment Group Class A	1,295	15,954
World Wrestling Entertainment, Inc. Class A	902	12,637

Total Media		481,462
Metals & Mining – 4.1%
Allegheny Technologies, Inc.	4,808	168,232
Carpenter Technology Corp.	1,462	34,196
Commercial Metals Co.	3,672	65,729
Compass Minerals International, Inc.	437	26,928

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	37

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Reliance Steel & Aluminum Co.	4,668	$198,670
Royal Gold, Inc.	97	4,423
Schnitzer Steel Industries, Inc. Class A	1,409	75,029
Steel Dynamics, Inc.	10,860	166,593
Titanium Metals Corp.	4,270	40,949
Walter Energy, Inc.	1,756	105,465
Worthington Industries, Inc.	2,475	34,403

Total Metals & Mining		920,617
Multiline Retail – 1.4%
Big Lots, Inc.*	1,985	49,664
Nordstrom, Inc.	8,568	261,667

Total Multiline Retail		311,331
Multi-Utilities – 0.8%
Avista Corp.	751	15,185
Black Hills Corp.	544	13,693
CH Energy Group, Inc.	195	8,640
CMS Energy Corp.	2,378	31,865
NorthWestern Corp.	584	14,267
OGE Energy Corp.	2,039	67,450
Vectren Corp.	1,072	24,699

Total Multi-Utilities		175,799
Office Electronics – 0.1%
Zebra Technologies Corp. Class A*	1,081	28,030
Oil, Gas & Consumable Fuels – 8.1%
Alpha Natural Resources, Inc.*	1,906	66,901
Arch Coal, Inc.	4,670	103,347
Arena Resources, Inc.*	554	19,667
Bill Barrett Corp.*	999	32,757
Cimarex Energy Co.	2,149	93,095
Comstock Resources, Inc.*	725	29,058
Contango Oil & Gas Co.*	264	13,480
Denbury Resources, Inc.*	9,403	142,267
Encore Acquisition Co.*	1,894	70,835
Forest Oil Corp.*	4,747	92,899
Frontier Oil Corp.	3,570	49,694
Goodrich Petroleum Corp.*	77	1,987
Holly Corp.	1,280	32,794
Mariner Energy, Inc.*	6,562	93,049
Massey Energy Co.	2,552	71,175
McMoRan Exploration Co.*	1,552	11,718
NuStar GP Holdings LLC	633	15,698
Overseas Shipholding Group, Inc.	1,909	71,339
Penn Virginia Corp.	799	18,305
Pioneer Natural Resources Co.	4,068	147,628
Plains Exploration & Production Co.*	8,554	236,604
Quicksilver Resources, Inc.*	3,466	49,182
Southern Union Co.	3,211	66,757
St. Mary Land & Exploration Co.	2,191	71,120
Tesoro Corp.	2,060	30,859
W&T Offshore, Inc.(a)	5,296	62,016
Whiting Petroleum Corp.*	1,765	101,629
World Fuel Services Corp.	510	24,516

Total Oil, Gas & Consumable Fuels		1,820,376

Investments	Shares	Value

Paper & Forest Products – 0.1%
Clearwater Paper Corp.*	287	$11,862
MeadWestvaco Corp.	951	21,217

Total Paper & Forest Products		33,079
Personal Products – 0.7%
Alberto-Culver Co.	879	24,331
Chattem, Inc.*	207	13,747
NBTY, Inc.*	2,162	85,572
Nu Skin Enterprises, Inc. Class A	1,201	22,254

Total Personal Products		145,904
Pharmaceuticals – 1.5%
King Pharmaceuticals, Inc.*	5,051	54,399
Medicis Pharmaceutical Corp. Class A	703	15,009
Sepracor, Inc.*	7,817	179,009
Viropharma, Inc.*	1,483	14,267
Watson Pharmaceuticals, Inc.*	1,646	60,310

Total Pharmaceuticals		322,994
Professional Services – 1.3%
Corporate Executive Board Co. (The)	706	17,579
First Advantage Corp. Class A*	818	15,174
Huron Consulting Group, Inc.*	137	3,539
IHS, Inc. Class A*	477	24,389
Manpower, Inc.	2,576	146,085
Monster Worldwide, Inc.*	2,667	46,619
Navigant Consulting, Inc.*	410	5,535
Resources Connection, Inc.*	600	10,236
Watson Wyatt Worldwide, Inc. Class A	629	27,399

Total Professional Services		296,555
Real Estate Investment Trusts (REITs) – 2.6%
Alexander’s, Inc.*	40	11,835
Alexandria Real Estate Equities, Inc.	294	15,979
AMB Property Corp.	1,464	33,599
BioMed Realty Trust, Inc.	1,080	14,904
BRE Properties, Inc.	316	9,891
Camden Property Trust	219	8,826
Corporate Office Properties Trust SBI MD	182	6,712
DCT Industrial Trust, Inc.	302	1,543
Digital Realty Trust, Inc.	94	4,297
Duke Realty Corp.	1,182	14,196
EastGroup Properties, Inc.	171	6,536
Entertainment Properties Trust	615	20,996
Equity Lifestyle Properties, Inc.	109	4,664
Equity One, Inc.(a)	775	12,144
Essex Property Trust, Inc.	103	8,197
Extra Space Storage, Inc.	768	8,102
Franklin Street Properties Corp.	521	6,825
Healthcare Realty Trust, Inc.	137	2,895
Highwoods Properties, Inc.	218	6,856
Home Properties, Inc.	137	5,903
Hospitality Properties Trust	1,817	37,012
Inland Real Estate Corp.	620	5,431
Kilroy Realty Corp.	213	5,909

See Notes to Financial Statements.

38	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Liberty Property Trust	911	$29,635
Macerich Co. (The)	777	23,566
Mack-Cali Realty Corp.	593	19,172
Mid-America Apartment Communities, Inc.	85	3,836
National Retail Properties, Inc.	1,140	24,476
Nationwide Health Properties, Inc.	819	25,381
Omega Healthcare Investors, Inc.	907	14,530
Potlatch Corp.	442	12,575
PS Business Parks, Inc.	73	3,746
Realty Income Corp.(a)	771	19,776
Regency Centers Corp.	659	24,416
Senior Housing Properties Trust	1,288	24,614
SL Green Realty Corp.	1,561	68,450
Tanger Factory Outlet Centers, Inc.	120	4,481
Taubman Centers, Inc.	232	8,370
Washington Real Estate Investment Trust	110	3,168
Weingarten Realty Investors	953	18,984

Total Real Estate Investment Trusts (REITs)		582,428
Real Estate Management & Development – 0.7%
CB Richard Ellis Group, Inc. Class A*	9,066	106,435
Jones Lang LaSalle, Inc.	999	47,322

Total Real Estate Management & Development		153,757
Road & Rail – 1.4%
Amerco, Inc.*	227	10,410
Arkansas Best Corp.	381	11,407
Con-way, Inc.	1,082	41,462
Genesee & Wyoming, Inc. Class A*	389	11,794
Heartland Express, Inc.	872	12,557
Hertz Global Holdings, Inc.*(a)	4,858	52,612
Kansas City Southern*	1,919	50,834
Knight Transportation, Inc.	695	11,662
Landstar System, Inc.	642	24,435
Old Dominion Freight Line, Inc.*	583	17,741
Ryder System, Inc.	1,245	48,630
Werner Enterprises, Inc.	650	12,110

Total Road & Rail		305,654
Semiconductors & Semiconductor Equipment – 1.9%
Atheros Communications, Inc.*	549	14,565
Cree, Inc.*	316	11,613
Cymer, Inc.*	495	19,236
FEI Co.*	344	8,479
Hittite Microwave Corp.*	334	12,284
Integrated Device Technology, Inc.*	1,663	11,242
Intersil Corp. Class A	3,927	60,122
Microsemi Corp.*	854	13,485
MKS Instruments, Inc.*	629	12,133
Novellus Systems, Inc.*	940	19,721
ON Semiconductor Corp.*	10,255	84,604
PMC – Sierra, Inc.*	4,786	45,754
Semtech Corp.*	696	11,839
Silicon Laboratories, Inc.*	335	15,531
Skyworks Solutions, Inc.*	4,058	53,728

Investments	Shares	Value

Tessera Technologies, Inc.*	165	$4,602
Varian Semiconductor Equipment Associates, Inc.*	951	31,231

Total Semiconductors & Semiconductor Equipment		430,169
Software – 2.3%
Blackboard, Inc.*	28	1,058
Cadence Design Systems, Inc.*	10,844	79,595
Compuware Corp.*	4,302	31,534
Concur Technologies, Inc.*	113	4,493
Ebix, Inc.*	195	10,795
FactSet Research Systems, Inc.	598	39,612
Fair Isaac Corp.	1,137	24,434
Informatica Corp.*	816	18,425
Jack Henry & Associates, Inc.	1,112	26,099
Micros Systems, Inc.*	1,350	40,756
Novell, Inc.*	153	690
Parametric Technology Corp.*	1,420	19,624
Progress Software Corp.*	580	13,137
Red Hat, Inc.*	1,247	34,467
Rovi Corp.*	425	14,280
Solera Holdings, Inc.	111	3,453
Sybase, Inc.*	1,420	55,238
Synopsys, Inc.*	2,030	45,513
Take-Two Interactive Software, Inc.*	2,305	25,839
TIBCO Software, Inc.*	1,910	18,126

Total Software		507,168
Specialty Retail – 4.8%
Aaron’s, Inc.(a)	574	15,154
Abercrombie & Fitch Co. Class A	3,690	121,327
Aeropostale, Inc.*	1,563	67,944
American Eagle Outfitters, Inc.	5,733	96,658
Barnes & Noble, Inc.(a)	1,336	29,686
Buckle, Inc. (The)(a)	915	31,238
Carmax, Inc.*	2,526	52,793
Dick’s Sporting Goods, Inc.*	2,028	45,427
Foot Locker, Inc.	2,713	32,420
Guess ?, Inc.	3,003	111,231
Gymboree Corp.*	755	36,527
Penske Auto Group, Inc.	3,378	64,790
PetSmart, Inc.	2,091	45,479
RadioShack Corp.	3,949	65,435
Rent-A-Center, Inc.*	1,359	25,658
Sally Beauty Holdings, Inc.*	2,975	21,152
Tiffany & Co.	2,471	95,208
Tractor Supply Co.*	528	25,566
Williams-Sonoma, Inc.	4,291	86,807

Total Specialty Retail		1,070,500
Textiles, Apparel & Luxury Goods – 1.5%
Carter’s, Inc.*	783	20,906
Columbia Sportswear Co.(a)	672	27,660
Deckers Outdoor Corp.*	220	18,667
Fossil, Inc.*	1,890	53,770
Hanesbrands, Inc.*	2,450	52,430

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree MidCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Lululemon Athletica, Inc.*	949	$21,590
Phillips-Van Heusen Corp.	1,603	68,592
Under Armour, Inc. Class A*(a)	382	10,631
Warnaco Group, Inc. (The)*	791	34,693
Wolverine World Wide, Inc.	958	23,797

Total Textiles, Apparel & Luxury Goods		332,736
Thrifts & Mortgage Finance – 0.3%
Astoria Financial Corp.	786	8,678
Beneficial Mutual Bancorp, Inc.*	348	3,177
First Niagara Financial Group, Inc.	1,006	12,404
Kearny Financial Corp.	126	1,313
NewAlliance Bancshares, Inc.	703	7,522
Northwest Bancorp, Inc.	510	11,648
Oritani Financial Corp.	102	1,391
Provident Financial Services, Inc.	528	5,433
TrustCo Bank Corp.	683	4,269
Washington Federal, Inc.	665	11,212

Total Thrifts & Mortgage Finance		67,047
Tobacco – 0.2%
Universal Corp.	654	27,350
Vector Group Ltd.	994	15,487

Total Tobacco		42,837
Trading Companies & Distributors – 0.7%
Applied Industrial Technologies, Inc.	985	20,843
GATX Corp.	1,410	39,409
MSC Industrial Direct Co. Class A	1,115	48,592
RSC Holdings, Inc.*	3,686	26,797
Watsco, Inc.	335	18,060

Total Trading Companies & Distributors		153,701
Water Utilities – 0.0%
California Water Service Group	191	7,438
Wireless Telecommunication Services – 0.2%
Centennial Communications Corp.*	827	6,599
Syniverse Holdings, Inc.*	1,582	27,685

Total Wireless Telecommunication Services		34,284
TOTAL COMMON STOCKS (Cost: $22,001,672)		22,283,642

Investments	Shares	Value

SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $33,549)	33,549	$33,549
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.0%
MONEY MARKET FUND – 2.0%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $442,004)(d)	442,004	442,004
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $22,477,225)(e)		22,759,195
Liabilities in Excess of Other Assets – (1.8)%		(408,577)

NET ASSETS – 100.0%		$22,350,618

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $427,662 and the total market value of the collateral held by the Fund was $442,004.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

40	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.6%
Aerospace & Defense – 1.1%
AAR Corp.*	7,316	$160,513
American Science & Engineering, Inc.	367	24,971
Applied Signal Technology, Inc.	822	19,128
Argon ST, Inc.*	1,297	24,708
Ducommun, Inc.	1,917	36,250
GenCorp, Inc.*	11,826	63,387
GeoEye, Inc.*	3,791	101,599
Ladish Co., Inc.*	3,434	51,956
LMI Aerospace, Inc.*	3,004	30,130
Taser International, Inc.*	1,450	6,844
Triumph Group, Inc.	3,444	165,278

Total Aerospace & Defense		684,764
Air Freight & Logistics – 0.4%
Atlas Air Worldwide Holdings, Inc.*	4,612	147,446
Dynamex, Inc.*	2,133	34,832
Pacer International, Inc.	11,636	44,915

Total Air Freight & Logistics		227,193
Airlines – 0.2%
Hawaiian Holdings, Inc.*	2,601	21,484
Republic Airways Holdings, Inc.*	13,413	125,144

Total Airlines		146,628
Auto Components – 0.5%
Drew Industries, Inc.*	2,889	62,662
Exide Technologies*	17,736	141,356
Fuel Systems Solutions, Inc.*(a)	1,335	48,047
Stoneridge, Inc.*	7,023	49,723

Total Auto Components		301,788
Beverages – 0.2%
Boston Beer Co., Inc. Class A*	584	21,655
Coca-Cola Bottling Co. Consolidated	215	10,412
Heckmann Corp.*	1,327	6,078
National Beverage Corp.*	4,557	52,451

Total Beverages		90,596
Biotechnology – 0.1%
Maxygen, Inc.*	6,736	45,064
Repligen Corp.*	2,012	10,080

Total Biotechnology		55,144
Building Products – 0.8%
AAON, Inc.	2,078	41,726
Ameron International Corp.	1,583	110,779
Apogee Enterprises, Inc.	8,042	120,791
Gibraltar Industries, Inc.	6,226	82,619
Griffon Corp.*	2,601	26,192
Insteel Industries, Inc.	5,978	71,437
NCI Building Systems, Inc.*(a)	7,639	24,445
Quanex Building Products Corp.	281	4,035

Total Building Products		482,024
Capital Markets – 1.6%
BlackRock Kelso Capital Corp.	7,961	59,071

Investments	Shares	Value

Cohen & Steers, Inc.(a)	6,326	$151,824
Epoch Holding Corp.	1,044	9,135
Evercore Partners, Inc. Class A	430	12,564
GFI Group, Inc.	36,935	267,040
Hercules Technology Growth Capital, Inc.	11,202	110,004
LaBranche & Co., Inc.*	9,852	33,497
Penson Worldwide, Inc.*(a)	6,802	66,251
Prospect Capital Corp.(a)	8,484	90,864
Sanders Morris Harris Group, Inc.	9,136	53,994
SWS Group, Inc.	2,971	42,782
TradeStation Group, Inc.*	8,073	65,795
Westwood Holdings Group, Inc.	492	17,072

Total Capital Markets		979,893
Chemicals – 6.4%
American Vanguard Corp.	2,692	22,371
Ashland, Inc.	21,600	933,552
Balchem Corp.	1,302	34,243
GenTek, Inc.*	3,310	125,912
ICO, Inc.*	10,986	51,305
Innophos Holdings, Inc.	14,981	277,148
Innospec, Inc.	7,547	111,318
Koppers Holdings, Inc.	4,497	133,336
Kronos Worldwide, Inc.	884	9,114
Landec Corp.*	2,786	17,830
LSB Industries, Inc.*	5,905	91,941
NewMarket Corp.	3,614	336,247
OM Group, Inc.*	17,867	542,978
PolyOne Corp.*	8,474	56,522
Quaker Chemical Corp.	2,043	44,803
Rockwood Holdings, Inc.*	19,636	403,912
Schulman A., Inc.	778	15,506
Stepan Co.	1,022	61,402
W.R. Grace & Co.*	32,818	713,463
Zoltek Cos., Inc.*(a)	2,449	25,714

Total Chemicals		4,008,617
Commercial Banks – 2.7%
1st Source Corp.	2,103	34,279
Ameris Bancorp	1,085	7,758
Arrow Financial Corp.	1,429	38,997
Bancfirst Corp.	1,605	59,273
Bank of the Ozarks, Inc.	1,974	52,370
Banner Corp.(a)	1,766	4,821
Capital City Bank Group, Inc.(a)	1,399	19,866
Cardinal Financial Corp.	862	7,094
Cascade Bancorp(a)	1,431	1,732
Center Financial Corp.	3,672	14,027
Chemical Financial Corp.	1,703	37,108
City Bank(a)	3,568	9,241
City Holding Co.	1,850	55,148
CoBiz Financial, Inc.	2,318	11,544
Columbia Banking System, Inc.	1,769	29,277
Community Trust Bancorp, Inc.	1,297	33,942
Enterprise Financial Services Corp.	1,419	13,126

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

First Bancorp	1,954	$35,270
First Busey Corp.(a)	2,410	11,327
First Community Bancshares, Inc.	1,151	14,526
First Financial Bancorp	3,970	47,839
First Financial Corp.	989	30,303
First Merchants Corp.	2,135	14,881
Frontier Financial Corp.*(a)	8,604	9,378
Green Bankshares, Inc.(a)	1,075	5,375
Harleysville National Corp.	2,753	14,673
Heartland Financial USA, Inc.	1,461	21,550
Home Bancshares, Inc.(a)	1,430	31,346
Independent Bank Corp.	1,973	43,662
Lakeland Bancorp, Inc.	2,445	18,338
Lakeland Financial Corp.	1,398	28,869
MainSource Financial Group, Inc.	2,072	14,090
Nara Bancorp, Inc.	3,373	23,442
Old Second Bancorp, Inc.(a)	2,413	13,826
Peoples Bancorp, Inc.	1,057	13,794
Pinnacle Financial Partners, Inc.*	1,611	20,476
Renasant Corp.	3,123	46,377
Republic Bancorp, Inc. Class A	2,414	48,183
S.Y. Bancorp, Inc.(a)	1,424	32,880
Sandy Spring Bancorp, Inc.(a)	2,171	35,344
Santander BanCorp*	2,004	19,539
SCBT Financial Corp.	831	23,351
Sierra Bancorp(a)	1,424	17,102
Simmons First National Corp. Class A	1,388	39,988
Southside Bancshares, Inc.	1,921	43,261
Southwest Bancorp, Inc.	1,890	26,536
StellarOne Corp.	1,419	20,930
Sterling Bancorp	1,980	14,296
Sterling Bancshares, Inc.	10,986	80,308
Sterling Financial Corp.*(a)	8,554	17,108
Suffolk Bancorp	1,239	36,687
Sun Bancorp, Inc.*	3,030	15,998
Texas Capital Bancshares, Inc.*	3,065	51,615
Tompkins Financial Corp.	862	37,669
Trico Bancshares	1,175	19,270
UCBH Holdings, Inc.(a)	6,578	5,262
Union Bankshares Corp.	962	11,977
United Security Bancshares*	497	2,236
Univest Corp. of Pennsylvania	1,179	25,549
Virginia Commerce Bancorp*	5,739	22,899
Washington Trust Bancorp, Inc.	2,196	38,474
Wilshire Bancorp, Inc.	4,836	35,496
Wintrust Financial Corp.	2,696	75,380

Total Commercial Banks		1,686,283
Commercial Services & Supplies – 2.9%
American Ecology Corp.	1,729	32,332
American Reprographics Co.*	14,273	135,879
Amrep Corp.*	280	3,696
ATC Technology Corp.*	4,016	79,356
Cenveo, Inc.*	10,649	73,691

Investments	Shares	Value

Consolidated Graphics, Inc.*	4,022	$100,349
Cornell Cos., Inc.*	1,737	38,978
Courier Corp.	650	9,848
Deluxe Corp.	12,134	207,491
Ennis, Inc.	5,966	96,232
Fuel Tech, Inc.*	1,398	15,658
G&K Services, Inc. Class A	2,634	58,369
HNI Corp.	7,224	170,486
Innerworkings, Inc.*	6,339	31,315
Interface, Inc. Class A	18,662	154,895
Knoll, Inc.	14,360	149,775
M&F Worldwide Corp.*	5,908	119,578
McGrath Rentcorp	3,273	69,617
Mobile Mini, Inc.*	4,322	75,030
Multi-Color Corp.	2,011	31,030
Schawk, Inc.	802	9,359
Standard Parking Corp.*	1,481	25,903
Standard Register Co. (The)	4,774	28,071
Team, Inc.*	1,421	24,086
Viad Corp.	2,784	55,429
Waste Services, Inc.*	3,218	14,867

Total Commercial Services & Supplies		1,811,320
Communications Equipment – 2.7%
Acme Packet, Inc.*	4,822	48,268
Airvana, Inc.*	28,316	191,699
Anaren, Inc.*	928	15,776
Bel Fuse, Inc. Class B	1,209	23,007
Black Box Corp.	2,693	67,567
Blue Coat Systems, Inc.*	3,189	72,040
Ciena Corp.*	24,933	405,909
Cogo Group, Inc.*	6,662	40,772
DG FastChannel, Inc.*	1,360	28,479
Digi International, Inc.*	2,536	21,607
EMS Technologies, Inc.*	1,211	25,213
Extreme Networks, Inc.*	4,501	12,603
Globecomm Systems, Inc.*	7,360	53,507
Harmonic, Inc.*	16,124	107,708
Hughes Communications, Inc.*	2,080	63,107
Ixia*	1,734	11,895
Netgear, Inc.*	5,255	96,429
Opnext, Inc.*	7,423	21,749
PC-Tel, Inc.*	5,778	36,113
Plantronics, Inc.	8,624	231,210
Seachange International, Inc.*	2,512	18,840
Sonus Networks, Inc.*	1,983	4,204
Viasat, Inc.*	2,504	66,556

Total Communications Equipment		1,664,258
Computers & Peripherals – 0.5%
Adaptec, Inc.*	1,923	6,423
Imation Corp.	3,212	29,775
Netezza Corp.*	3,035	34,113
Novatel Wireless, Inc.*(a)	6,121	69,535
Rimage Corp.*	1,669	28,523

See Notes to Financial Statements.

42	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

STEC, Inc.*(a)	2,385	$70,095
Stratasys, Inc.*	2,351	40,343
Super Micro Computer, Inc.*	6,847	57,926

Total Computers & Peripherals		336,733
Construction & Engineering – 1.0%
Comfort Systems USA, Inc.	7,054	81,756
Dycom Industries, Inc.*	5,177	63,677
Furmanite Corp.*	6,278	27,058
Great Lakes Dredge & Dock Corp.	2,349	16,396
Insituform Technologies, Inc. Class A*	1,614	30,892
Layne Christensen Co.*	3,977	127,463
MasTec, Inc.*	9,321	113,250
Michael Baker Corp.*	1,426	51,821
Northwest Pipe Co.*	1,295	43,421
Pike Electric Corp.*	4,093	49,034
Sterling Construction Co., Inc.*	1,551	27,779

Total Construction & Engineering		632,547
Construction Materials – 0.0%
Headwaters, Inc.*	3,805	14,725
Consumer Finance – 1.2%
Advance America, Cash Advance Centers, Inc.	41,788	234,013
Compucredit Corp.*	2,565	12,081
Credit Acceptance Corp.*(a)	6,742	217,025
Dollar Financial Corp.*	8,520	136,490
First Cash Financial Services, Inc.*	2,662	45,600
Nelnet, Inc. Class A*	1,829	22,753
World Acceptance Corp.*(a)	4,079	102,832

Total Consumer Finance		770,794
Containers & Packaging – 0.1%
Bway Holding Co.*	965	17,862
Myers Industries, Inc.	2,692	28,993

Total Containers & Packaging		46,855
Distributors – 0.1%
Core-Mark Holding Co., Inc.*	1,109	31,717
Diversified Consumer Services – 0.8%
Jackson Hewitt Tax Service, Inc.	2,911	14,846
K12, Inc.*(a)	2,353	38,777
Learning Tree International, Inc.*	3,149	35,867
Lincoln Educational Services Corp.*	1,987	45,463
Pre-Paid Legal Services, Inc.*	2,199	111,709
Regis Corp.	9,600	148,800
Stewart Enterprises, Inc. Class A	19,772	103,408
Universal Technical Institute, Inc.*	713	14,046

Total Diversified Consumer Services		512,916
Diversified Financial Services – 0.6%
Asset Acceptance Capital Corp.*	4,124	29,899
Encore Capital Group, Inc.*	5,301	71,298
Financial Federal Corp.	3,403	83,986
Life Partners Holdings, Inc.(a)	1,142	20,442
MarkeTaxess Holdings, Inc.*	1,553	18,714
Medallion Financial Corp.	3,383	28,282

Investments	Shares	Value

NewStar Financial, Inc.*	10,900	$35,861
Portfolio Recovery Associates, Inc.*(a)	2,074	94,014
Triplecrown Acquisition Corp.*	677	6,567

Total Diversified Financial Services		389,063
Diversified Telecommunication Services – 1.1%
Alaska Communications Systems Group, Inc.	22,742	210,363
Atlantic Tele-Network, Inc.	2,323	124,095
Cbeyond, Inc.*	1,605	25,889
Cincinnati Bell, Inc.*	60,291	211,018
Consolidated Communications Holdings, Inc.	1,017	16,282
General Communication, Inc. Class A*	1,829	12,547
Iowa Telecommunications Services, Inc.	2,865	36,099
Premiere Global Services, Inc.*	6,413	53,292

Total Diversified Telecommunication Services		689,585
Electric Utilities – 0.1%
Central Vermont Public Service Corp.	1,583	30,552
Empire District Electric Co. (The)(a)	2,902	52,497

Total Electric Utilities		83,049
Electrical Equipment – 1.3%
Advanced Battery Technologies, Inc.*(a)	8,568	37,185
AZZ, Inc.*	2,195	88,173
Encore Wire Corp.(a)	1,859	41,530
EnerSys*	12,467	275,770
Harbin Electric, Inc.*	4,651	78,509
II-VI, Inc.*	5,127	130,431
LSI Industries, Inc.	335	2,228
Polypore International, Inc.*	7,758	100,156
Powell Industries, Inc.*	1,151	44,187
Ultralife Corp.*	1,831	11,096
Vicor Corp.*	494	3,813

Total Electrical Equipment		813,078
Electronic Equipment, Instruments & Components – 4.1%
Brightpoint, Inc.*	9,939	86,966
Checkpoint Systems, Inc.*	7,979	131,175
Cognex Corp.	4,497	73,661
CPI International, Inc.*	3,142	35,159
CTS Corp.	6,059	56,349
Daktronics, Inc.	5,010	42,936
DTS, Inc.*	894	24,478
Electro Rent Corp.	2,600	29,952
Electro Scientific Industries, Inc.*	1,270	17,005
FARO Technologies, Inc.*	1,917	32,934
Insight Enterprises, Inc.*	22,370	273,138
IPG Photonics Corp.*	4,353	66,166
L-1 Identity Solutions, Inc.*	5,843	40,842
Littelfuse, Inc.*	2,764	72,527
Methode Electronics, Inc.	7,682	66,603
MTS Systems Corp.	2,844	83,073
Multi-Fineline Electronix, Inc.*	5,498	157,848
Newport Corp.*	6,049	52,989
OSI Systems, Inc.*	1,892	34,605

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	43

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Park Electrochemical Corp.	2,323	$57,262
PC Connection, Inc.*	5,454	29,670
Plexus Corp.*	8,238	216,989
Rogers Corp.*	1,552	46,513
Scansource, Inc.*	4,806	136,106
SYNNEX Corp.*	12,080	368,198
Technitrol, Inc.	17,866	164,546
TTM Technologies, Inc.*	13,833	158,664
Zygo Corp.*	594	4,027

Total Electronic Equipment, Instruments & Components		2,560,381
Energy Equipment & Services – 6.7%
Allis-Chalmers Energy, Inc.*	15,266	66,560
Basic Energy Services, Inc.*	11,202	95,105
Boots & Coots, Inc.*	25,508	41,068
Bristow Group, Inc.*	5,306	157,535
Bronco Drilling Co., Inc.*	4,048	26,514
Cal Dive International, Inc.*	21,864	216,235
Complete Production Services, Inc.*	32,192	363,770
Dawson Geophysical Co.*	3,181	87,096
Gulf Island Fabrication, Inc.	4,141	77,602
Helix Energy Solutions Group, Inc.*	66,365	994,148
Hercules Offshore, Inc.*	26,988	132,511
Hornbeck Offshore Services, Inc.*	10,557	290,951
ION Geophysical Corp.*	34,909	122,880
Key Energy Services, Inc.*	55,446	482,380
Matrix Service Co.*	4,575	49,730
NATCO Group, Inc. Class A*	3,861	170,965
Natural Gas Services Group, Inc.*	2,695	47,486
Newpark Resources*	14,062	45,139
OYO Geospace Corp.*	1,210	31,254
Parker Drilling Co.*	51,306	280,131
PHI, Inc.*	2,225	45,123
Pioneer Drilling Co.*	22,107	162,265
Superior Well Services, Inc.*	5,579	54,005
T-3 Energy Services, Inc.*	4,776	94,087
Tetra Technologies, Inc.*	1,911	18,518
Union Drilling, Inc.*	4,478	34,212

Total Energy Equipment & Services		4,187,270
Food & Staples Retailing – 0.9%
Andersons, Inc. (The)	7,572	266,534
Ingles Markets, Inc. Class A	5,038	79,752
Nash Finch Co.	1,428	39,042
Pantry, Inc. (The)*	2,352	36,879
Pricesmart, Inc.	3,000	56,250
Spartan Stores, Inc.	2,318	32,753
Susser Holdings Corp.*	1,830	23,003

Total Food & Staples Retailing		534,213
Food Products – 1.4%
Alico, Inc.	89	2,616
American Dairy, Inc.*(a)	1,767	50,059
American Italian Pasta Co. Class A*	958	26,038
B&G Foods, Inc. Class A	4,651	38,092

Investments	Shares	Value

Cal-Maine Foods, Inc.(a)	8,257	$221,040
Chiquita Brands International, Inc.*	6,044	97,671
Darling International, Inc.*	25,248	185,573
Diamond Foods, Inc.	894	28,358
Hain Celestial Group, Inc.*	3,248	62,264
J&J Snack Foods Corp.	1,398	60,379
Lance, Inc.	773	19,959
Lifeway Foods, Inc.*(a)	495	5,440
Sanderson Farms, Inc.	1,575	59,283

Total Food Products		856,772
Gas Utilities – 0.0%
Chesapeake Utilities Corp.	713	22,096
Health Care Equipment & Supplies – 2.0%
Abaxis, Inc.*	1,181	31,592
Accuray, Inc.*	1,637	10,641
Align Technology, Inc.*	3,692	52,500
American Medical Systems Holdings, Inc.*	5,731	96,969
Analogic Corp.	1,182	43,758
Angiodynamics, Inc.*	1,551	21,373
Cantel Medical Corp.*	897	13,509
Cardiac Science Corp.*	1,857	7,428
Cooper Cos., Inc. (The)	1,582	47,033
Cryolife, Inc.*	2,135	17,016
Cutera, Inc.*	556	4,809
Cyberonics, Inc.*	1,058	16,865
Cynosure, Inc. Class A*	3,012	35,090
Greatbatch, Inc.*	774	17,392
ICU Medical, Inc.*	1,087	40,067
Invacare Corp.	2,849	63,476
IRIS International, Inc.*	915	10,339
Kensey Nash Corp.*	1,388	40,183
Medical Action Industries, Inc.*	1,430	17,260
Merit Medical Systems, Inc.*	1,768	30,639
Natus Medical, Inc.*	1,636	25,243
Neogen Corp.*	870	28,092
Palomar Medical Technologies, Inc.*	459	7,440
Quidel Corp.*	2,579	41,857
Rochester Medical Corp.*	282	3,395
Sirona Dental Systems, Inc.*	13,339	396,835
Somanetics Corp.*	865	13,944
SonoSite, Inc.*	932	24,661
SurModics, Inc.*(a)	1,017	25,018
Symmetry Medical, Inc.*	1,368	14,186
Synovis Life Technologies, Inc.*	553	7,631
Vascular Solutions, Inc.*	335	2,770
Wright Medical Group, Inc.*	651	11,627
Zoll Medical Corp.*	1,888	40,630

Total Health Care Equipment & Supplies		1,261,268
Health Care Providers & Services – 3.2%
Air Methods Corp.*	1,501	48,888
Alliance Healthcare Services, Inc.*	3,495	19,782
Almost Family, Inc.*	459	13,655

See Notes to Financial Statements.

44	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

AMN Healthcare Services, Inc.*	6,755	$64,240
Amsurg Corp.*	3,290	69,847
Assisted Living Concepts, Inc. Class A*	1,023	21,197
Bio-Reference Labs, Inc.*	928	31,923
Corvel Corp.*	1,787	50,751
Cross Country Healthcare, Inc.*	4,607	42,891
Hanger Orthopedic Group, Inc.*	2,073	28,752
Health Management Associates, Inc. Class A*	69,861	523,259
Healthways, Inc.*	7,918	121,304
inVentiv Health, Inc.*	6,546	109,515
IPC The Hospitalist Co., Inc.*	1,236	38,872
Kindred Healthcare, Inc.*	6,415	104,115
Landauer, Inc.	522	28,700
LHC Group, Inc.*	1,025	30,678
Medcath Corp.*	2,357	20,671
Molina Healthcare, Inc.*	5,629	116,464
MWI Veterinary Supply, Inc.*	1,297	51,815
National Healthcare Corp.	1,020	38,036
Odyssey HealthCare, Inc.*	2,658	33,225
RehabCare Group, Inc.*	1,832	39,736
Res-Care, Inc.*	5,144	73,096
Skilled Healthcare Group, Inc. Class A*	5,517	44,301
Sun Healthcare Group, Inc.*	11,462	99,032
Triple-S Management Corp. Class B*	5,070	85,024
U.S. Physical Therapy, Inc.*	1,492	22,484
Virtual Radiologic Corp.*(a)	1,575	20,522

Total Health Care Providers & Services		1,992,775
Health Care Technology – 0.2%
Computer Programs & Systems, Inc.	933	38,636
Omnicell, Inc.*	2,888	32,172
Phase Forward, Inc.*	3,001	42,134

Total Health Care Technology		112,942
Hotels, Restaurants & Leisure – 3.6%
AFC Enterprises*	4,797	40,391
Ambassadors Group, Inc.	2,909	45,526
Ameristar Casinos, Inc.	10,336	163,102
BJ’s Restaurants, Inc.*	1,645	24,658
Bluegreen Corp.*	13,013	39,690
Bob Evans Farms, Inc.	4,736	137,628
Boyd Gaming Corp.*	9,008	98,457
Buffalo Wild Wings, Inc.*(a)	1,391	57,879
California Pizza Kitchen, Inc.*	2,782	43,455
CEC Entertainment, Inc.*	3,444	89,062
Cheesecake Factory (The)*	9,812	181,718
Churchill Downs, Inc.	400	15,400
CKE Restaurants, Inc.	6,073	63,706
Cracker Barrel Old Country Store, Inc.	4,638	159,547
Denny’s Corp.*	17,195	45,739
Domino’s Pizza, Inc.*	17,463	154,373
Dover Downs Gaming & Entertainment, Inc.	9,471	53,985
Gaylord Entertainment Co.*	311	6,251
Life Time Fitness, Inc.*	9,753	273,572
Luby’s, Inc.*	779	3,272

Investments	Shares	Value

Marcus Corp.	2,476	$31,668
Monarch Casino & Resort, Inc.*	1,942	20,896
Papa John’s International, Inc.*	2,876	70,663
Peet’s Coffee & Tea, Inc.*	682	19,253
PF Chang’s China Bistro, Inc.*	2,077	70,556
Red Robin Gourmet Burgers, Inc.*	2,786	56,890
Shuffle Master, Inc.*	3,848	36,248
Sonic Corp.*	7,647	84,576
Speedway Motorsports, Inc.	6,660	95,837
Texas Roadhouse, Inc. Class A*	7,740	82,199

Total Hotels, Restaurants & Leisure		2,266,197
Household Durables – 1.9%
American Greetings Corp. Class A	8,289	184,845
Blyth, Inc.	2,803	108,560
Cavco Industries, Inc.*	188	6,674
CSS Industries, Inc.	1,596	31,553
Ethan Allen Interiors, Inc.	5,782	95,403
iRobot Corp.*	2,567	31,600
National Presto Industries, Inc.	959	82,963
Sealy Corp.*	37,848	121,114
Tempur-Pedic International, Inc.*	25,496	482,894
Universal Electronics, Inc.*	1,663	33,958

Total Household Durables		1,179,564
Household Products – 0.2%
Central Garden And Pet Co. Class A*	8,042	87,899
WD-40 Co.	1,640	46,576

Total Household Products		134,475
Industrial Conglomerates – 0.3%
Otter Tail Corp.	2,199	52,622
Raven Industries, Inc.	2,016	53,888
Standex International Corp.	1,736	34,425
Tredegar Corp.	2,450	35,525

Total Industrial Conglomerates		176,460
Insurance – 3.6%
American Equity Investment Life Holding Co.	10,729	75,318
American Physicians Capital, Inc.	2,404	69,259
Amerisafe, Inc.*	4,272	73,692
Amtrust Financial Services, Inc.	17,131	195,465
Baldwin & Lyons, Inc. Class B	434	10,177
CNA Surety Corp.*	9,319	150,968
Crawford & Co. Class B*	3,755	16,560
Delphi Financial Group, Inc. Class A	11,142	252,143
Donegal Group, Inc. Class A	2,694	41,595
eHealth, Inc.*	4,055	58,879
EMC Insurance Group, Inc.(a)	924	19,524
FBL Financial Group, Inc. Class A	11,140	216,450
First Mercury Financial Corp.	4,311	57,422
Fpic Insurance Group, Inc.*	1,677	56,263
Hallmark Financial Services, Inc.*	3,816	30,719
Horace Mann Educators Corp.	9,638	134,643
Infinity Property & Casualty Corp.	1,922	81,647
Kansas City Life Insurance Co.	718	22,358

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	45

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Meadowbrook Insurance Group, Inc.	8,545	$63,233
National Interstate Corp.	1,828	31,990
National Western Life Insurance Co. Class A	491	86,406
PMA Capital Corp. Class A*	5,846	33,264
Presidential Life Corp.	4,117	42,652
Safety Insurance Group, Inc.	2,972	97,838
SeaBright Insurance Holdings, Inc.*	3,840	43,853
Tower Group, Inc.	4,459	108,755
United Fire & Casualty Co.	1,919	34,350
Universal Insurance Holdings, Inc.	29,718	149,482

Total Insurance		2,254,905
Internet & Catalog Retail – 0.4%
1-800-FLOWERS.COM, Inc. Class A*	9,661	33,330
Blue Nile, Inc.*	903	56,094
NutriSystem, Inc.	6,521	99,511
PetMed Express, Inc.	2,048	38,605
Shutterfly, Inc.*	1,364	22,683
Stamps.com, Inc.*	2,048	18,944

Total Internet & Catalog Retail		269,167
Internet Software & Services – 1.0%
Art Technology Group, Inc.*	800	3,088
comScore, Inc.*	2,570	46,286
DealerTrack Holdings, Inc.*	925	17,492
Dice Holdings, Inc.*	9,676	63,475
DivX, Inc.*	3,150	17,199
Knot, Inc. (The)*	1,550	16,926
Liquidity Services, Inc.*	2,472	25,511
LoopNet, Inc.*	4,456	40,282
ModusLink Global Solutions, Inc.*	4,427	35,815
NIC, Inc.	4,233	37,631
TechTarget, Inc.*	1,270	7,239
TheStreet.com, Inc.	2,848	8,259
United Online, Inc.	15,232	122,465
Valueclick, Inc.*	11,724	154,640
Vocus, Inc.*	497	10,382

Total Internet Software & Services		606,690
IT Services – 2.6%
Cass Information Systems, Inc.	842	25,142
Ciber, Inc.*	11,050	44,200
CSG Systems International, Inc.*	4,835	77,408
Cybersource Corp.*	248	4,134
Euronet Worldwide, Inc.*	6,476	155,618
ExlService Holdings, Inc.*	3,346	49,722
Forrester Research, Inc.*	1,513	40,306
Global Cash Access Holdings, Inc.*	18,916	138,276
Hackett Group, Inc. (The)*	10,791	31,294
Heartland Payment Systems, Inc.	3,740	54,268
iGate Corp.	8,012	68,743
InfoGROUP, Inc.*	6,621	46,413
Integral Systems, Inc.*	3,343	23,067
MAXIMUS, Inc.	2,419	112,725
NCI, Inc. Class A*	862	24,705

Investments	Shares	Value

Ness Technologies, Inc.*	8,895	$70,182
Sapient Corp.*	17,835	143,393
TeleTech Holdings, Inc.*	12,569	214,427
TNS, Inc.*	741	20,304
Wright Express Corp.*	8,183	241,480

Total IT Services		1,585,807
Leisure Equipment & Products – 0.4%
Callaway Golf Co.	9,391	71,465
Jakks Pacific, Inc.*	7,379	105,667
Marine Products Corp.	3,818	21,114
RC2 Corp.*	1,611	22,957
Steinway Musical Instruments*	1,579	18,743
Sturm Ruger & Co., Inc.(a)	399	5,163

Total Leisure Equipment & Products		245,109
Life Sciences Tools & Services – 0.6%
Affymetrix, Inc.*	12,844	112,770
Albany Molecular Research, Inc.*	2,511	21,745
Cambrex Corp.*	3,799	23,934
eResearch Technology, Inc.*	5,991	41,937
Kendle International, Inc.*	2,072	34,644
Parexel International Corp.*	11,423	155,239

Total Life Sciences Tools & Services		390,269
Machinery – 4.3%
Albany International Corp. Class A	833	16,160
Altra Holdings, Inc.*	5,514	61,702
American Railcar Industries, Inc.	4,518	47,936
Ampco-Pittsburgh Corp.	2,809	74,691
Badger Meter, Inc.	1,210	46,815
Blount International, Inc.*	7,391	69,993
Cascade Corp.	2,106	56,314
Chart Industries, Inc.*	9,879	213,288
China Fire & Security Group, Inc.*	5,128	98,458
CIRCOR International, Inc.	4,149	117,251
Colfax Corp.*	2,757	29,307
Columbus McKinnon Corp.*	4,824	73,084
Dynamic Materials Corp.	2,075	41,417
EnPro Industries, Inc.*	6,992	159,837
Federal Signal Corp.	8,969	64,487
Force Protection, Inc.*	13,446	73,415
Gorman-Rupp Co. (The)	1,517	37,788
Greenbrier Cos., Inc.	4,658	54,545
Hurco Cos., Inc.*	2,632	44,954
Kadant, Inc.*	2,844	34,498
K-Tron International, Inc.*	496	47,224
LB Foster Co. Class A*	1,354	41,405
Lindsay Corp.(a)	1,818	71,593
Met-Pro Corp.	1,306	12,655
Middleby Corp.*	3,073	169,046
NACCO Industries, Inc. Class A	1,748	105,002
Oshkosh Corp.	15,106	467,229
RBC Bearings, Inc.*	2,911	67,914
Sauer-Danfoss, Inc.	13,555	103,967

See Notes to Financial Statements.

46	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Sun Hydraulics Corp.	2,385	$50,228
Tennant Co.	3,126	90,841
Titan International, Inc.	4,353	38,742

Total Machinery		2,681,786
Marine – 0.4%
American Commercial Lines, Inc.*	4,048	117,878
Horizon Lines, Inc. Class A	14,292	90,754
International Shipholding Corp.	801	24,679

Total Marine		233,311
Media – 2.9%
Arbitron, Inc.	5,316	110,360
Belo Corp. Class A	53,834	291,242
CKX, Inc.*	14,952	100,328
Dolan Media Co.*	3,399	40,754
Fisher Communications, Inc.*	6,599	119,970
Harte-Hanks, Inc.	19,050	263,461
Journal Communications, Inc. Class A	4,557	16,770
Liberty Media Corp. – Capital Series A*	20,319	425,073
Live Nation, Inc.*	4,416	36,167
Martha Stewart Living Omnimedia Class A*	12,661	79,258
National CineMedia, Inc.	4,064	68,966
Outdoor Channel Holdings, Inc.*	404	2,642
Rentrak Corp.*	593	10,591
Scholastic Corp.	6,884	167,557
Sinclair Broadcast Group, Inc. Class A	25,715	92,060

Total Media		1,825,199
Metals & Mining – 1.9%
A.M. Castle & Co.	6,343	63,049
AMCOL International Corp.	4,110	94,078
Brush Engineered Materials, Inc.*	3,593	87,885
Coeur D’alene Mines Corp.*	1,886	38,663
Haynes International, Inc.*	3,754	119,452
Horsehead Holding Corp.*	17,000	199,240
Kaiser Aluminum Corp.	4,550	165,438
Olympic Steel, Inc.	5,627	161,439
RTI International Metals, Inc.*	7,979	198,757
Stillwater Mining Co.*	7,224	48,545

Total Metals & Mining		1,176,546
Multiline Retail – 0.0%
Fred’s, Inc. Class A	1,486	18,917
Oil, Gas & Consumable Fuels – 6.6%
Atlas Energy, Inc.	2,075	56,170
ATP Oil & Gas Corp.*(a)	17,178	307,314
Berry Petroleum Co. Class A	35,122	940,567
Brigham Exploration Co.*	9,298	84,426
Carrizo Oil & Gas, Inc.*	5,361	131,291
Clayton Williams Energy, Inc.*	2,202	66,324
Copano Energy LLC	10,463	190,427
Crosstex Energy, Inc.	22,726	119,993
Delek US Holdings, Inc.	3,436	29,446
Enbridge Energy Management LLC*	2,306	103,978
GMX Resources, Inc.*(a)	1,671	26,251

Investments	Shares	Value

Gulfport Energy Corp.*	16,390	$143,249
Harvest Natural Resources, Inc.*	20,566	105,504
Parallel Petroleum Corp.*	12,915	40,941
Patriot Coal Corp.*	15,178	178,493
Petroleum Development Corp.*	5,300	98,898
Petroquest Energy, Inc.*	11,441	74,252
Stone Energy Corp.*	36,211	590,601
Swift Energy Co.*	22,449	531,592
USEC, Inc.*(a)	13,003	60,984
Vaalco Energy, Inc.	10,343	47,578
Warren Resources, Inc.*	28,053	83,037
Western Refining, Inc.*	10,188	65,713

Total Oil, Gas & Consumable Fuels		4,077,029
Paper & Forest Products – 0.6%
Buckeye Technologies, Inc.*	16,334	175,264
Deltic Timber Corp.	154	7,049
Glatfelter	4,465	51,258
Neenah Paper, Inc.	4,273	50,293
Schweitzer-Mauduit International, Inc.	1,051	57,132

Total Paper & Forest Products		340,996
Personal Products – 1.0%
Bare Escentuals, Inc.*	35,644	423,807
Elizabeth Arden, Inc.*	774	9,110
Inter Parfums, Inc.	5,411	66,068
Prestige Brands Holdings, Inc.*	5,991	42,177
Revlon, Inc. Class A*	9,538	46,355
USANA Health Sciences, Inc.*	1,738	59,283

Total Personal Products		646,800
Pharmaceuticals – 0.5%
Caraco Pharmaceutical Laboratories Ltd.*	10,985	55,914
KV Pharmaceutical Co. Class A*	27,476	84,351
Matrixx Initiatives, Inc.*	1,082	6,146
Obagi Medical Products, Inc.*	3,119	36,180
Pain Therapeutics, Inc.*	4,373	22,127
Par Pharmaceutical Cos., Inc.*	305	6,561
Questcor Pharmaceuticals, Inc.*	11,426	63,071
Vivus, Inc.*(a)	2,168	22,656

Total Pharmaceuticals		297,006
Professional Services – 2.3%
Administaff, Inc.	3,970	104,292
Advisory Board Co. (The)*	2,036	51,185
Barrett Business Services, Inc.	1,565	16,558
CBIZ, Inc.*	5,708	42,582
CDI Corp.	4,520	63,506
CoStar Group, Inc.*	1,049	43,240
CRA International, Inc.*	965	26,335
Diamond Management & Technology Consultants, Inc.	2,634	18,043
Exponent, Inc.*	1,243	35,015
Heidrick & Struggles International, Inc.	3,345	77,805
Hill International, Inc.*	4,743	33,675
ICF International, Inc.*	2,104	63,793
Kelly Services, Inc. Class A	4,527	55,682

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	47

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Kforce, Inc.*	6,400	$76,928
Korn/Ferry International*	8,630	125,912
LECG Corp.*	1,830	6,423
MPS Group, Inc.*	16,857	177,336
On Assignment, Inc.*	5,591	32,707
School Specialty, Inc.*	3,062	72,631
Spherion Corp.*	17,731	110,109
TrueBlue, Inc.*	9,072	127,643
Volt Information Sciences, Inc.*	2,411	29,462
VSE Corp.	717	27,970

Total Professional Services		1,418,832
Real Estate Investment Trusts (REITs) – 2.4%
Acadia Realty Trust	2,507	37,780
Agree Realty Corp.	1,421	32,584
Brandywine Realty Trust	7,090	78,274
CBL & Associates Properties, Inc.(a)	5,491	53,263
Cedar Shopping Centers, Inc.	2,787	17,976
Colonial Properties Trust	865	8,416
Cousins Properties, Inc.	820	6,790
Developers Diversified Realty Corp.	44,290	409,240
DiamondRock Hospitality Co.*	18,099	146,602
First Potomac Realty Trust	1,147	13,259
Getty Realty Corp.	2,168	53,203
Hersha Hospitality Trust	4,742	14,700
HRPT Properties Trust	17,751	133,487
Investors Real Estate Trust	1,357	12,267
Kite Realty Group Trust	3,492	14,562
LaSalle Hotel Properties	3,562	70,029
LTC Properties, Inc.	2,351	56,518
Medical Properties Trust, Inc.	7,214	56,341
Mission West Properties, Inc.	1,363	9,173
National Health Investors, Inc.	3,155	99,856
Saul Centers, Inc.	989	31,747
Sovran Self Storage, Inc.	1,667	50,727
Sunstone Hotel Investors, Inc.*	8,091	57,446
Universal Health Realty Income Trust	744	24,217
Urstadt Biddle Properties, Inc. Class A	1,705	24,876

Total Real Estate Investment Trusts (REITs)		1,513,333
Real Estate Management & Development – 0.1%
Consolidated-Tomoka Land Co.(a)	500	19,150
Forestar Group, Inc.*	2,942	50,544
Tejon Ranch Co.*	278	7,139

Total Real Estate Management & Development		76,833
Road & Rail – 0.2%
Celadon Group, Inc.*	1,606	18,164
Marten Transport Ltd.*	1,394	23,782
Saia, Inc.*	1,395	22,431
Universal Truckload Services, Inc.	1,553	25,640
USA Truck, Inc.*	217	2,756

Total Road & Rail		92,773
Semiconductors & Semiconductor Equipment – 3.2%
Advanced Energy Industries, Inc.*	3,251	46,294

Investments	Shares	Value

ATMI, Inc.*	4,186	$75,976
Cabot Microelectronics Corp.*	2,320	80,875
Cavium Networks, Inc.*	1,235	26,515
Cohu, Inc.	497	6,739
Diodes, Inc.*	11,236	203,259
Fairchild Semiconductor International, Inc.*	26,338	269,438
IXYS Corp.*	3,685	31,359
Kopin Corp.*	1,862	8,938
Micrel, Inc.	7,038	57,360
Microtune, Inc.*	3,180	5,788
Monolithic Power Systems, Inc.*	3,501	82,098
NVE Corp.*	463	24,613
Omnivision Technologies, Inc.*	17,921	291,754
Pericom Semiconductor Corp.*	4,743	46,529
Power Integrations, Inc.	2,356	78,525
Semitool, Inc.*	2,716	22,950
Sigma Designs, Inc.*(a)	11,358	165,032
Silicon Image, Inc.*	4,111	9,990
Standard Microsystems Corp.*	3,053	70,860
Supertex, Inc.*	1,305	39,150
Techwell, Inc.*	3,124	34,302
Teradyne, Inc.*	8,067	74,620
TriQuint Semiconductor, Inc.*	18,718	144,503
Ultratech, Inc.*	1,244	16,458
Volterra Semiconductor Corp.*	3,506	64,405

Total Semiconductors & Semiconductor Equipment		1,978,330
Software – 2.7%
Actuate Corp.*	10,211	59,020
Advent Software, Inc.*(a)	1,086	43,711
American Software, Inc. Class A	1,796	11,728
AsiaInfo Holdings, Inc.*	2,322	46,370
Blackbaud, Inc.	3,651	84,703
Commvault Systems, Inc.*	2,685	55,714
Double-Take Software, Inc.*	2,724	27,758
Epicor Software Corp.*	8,072	51,419
EPIQ Systems, Inc.*	1,147	16,631
FalconStor Software, Inc.*	3,127	15,541
i2 Technologies, Inc.*	2,077	33,315
Interactive Intelligence, Inc.*	2,716	51,903
JDA Software Group, Inc.*	2,845	62,419
Kenexa Corp.*	4,949	66,713
Lawson Software, Inc.*	4,884	30,476
Manhattan Associates, Inc.*	3,034	61,287
MicroStrategy, Inc. Class A*	1,949	139,431
Monotype Imaging Holdings, Inc.*	4,346	36,550
Net 1 UEPS Technologies, Inc.*	11,273	236,282
Opnet Technologies, Inc.	274	2,995
Pegasystems, Inc.	1,171	40,435
PROS Holdings, Inc.*	2,629	22,136
Radiant Systems, Inc.*	5,491	58,973
Renaissance Learning, Inc.	1,918	19,065
S1 Corp.*	4,777	29,522
SonicWALL, Inc.*	8,896	74,726

See Notes to Financial Statements.

48	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

SPSS, Inc.*	2,325	$116,134
Synchronoss Technologies, Inc.*	2,415	30,115
TeleCommunication Systems, Inc. Class A*	3,197	26,727
Tyler Technologies, Inc.*	2,755	47,083
Ultimate Software Group, Inc.*	1,951	56,033
VASCO Data Security International, Inc.*	3,722	27,617

Total Software		1,682,532
Specialty Retail – 5.8%
America’s Car-Mart, Inc.*(a)	2,287	54,774
AnnTaylor Stores Corp.*	9,471	150,494
Asbury Automotive Group, Inc.*	13,797	174,946
bebe Stores, Inc.	12,051	88,695
Blockbuster, Inc. Class A*	13,592	14,544
Brown Shoe Co., Inc.	4,700	37,694
Cabela’s, Inc.*(a)	17,463	232,956
Cato Corp. (The) Class A	2,939	59,632
Chico’s FAS, Inc.*	342	4,446
Christopher & Banks Corp.	5,177	35,048
Citi Trends, Inc.*	1,779	50,648
Collective Brands, Inc.*	7,554	130,911
Conn’s, Inc.*	5,020	56,676
Dress Barn, Inc.*(a)	11,211	201,013
DSW, Inc. Class A*	5,065	80,888
Genesco, Inc.*	741	17,836
Group 1 Automotive, Inc.	4,241	113,871
hhgregg, Inc.*(a)	6,552	110,991
Hibbett Sports, Inc.*	2,530	46,122
HOT Topic, Inc.*	3,273	24,515
J Crew Group, Inc.*	11,240	402,617
Jo-Ann Stores, Inc.*	2,292	61,494
JOS A Bank Clothiers, Inc.*	2,958	132,430
Lumber Liquidators, Inc.*	2,632	57,088
Men’s Wearhouse, Inc. (The)	7,852	193,944
Midas, Inc.*	2,043	19,204
Monro Muffler, Inc.	1,521	48,353
New York & Co., Inc.*	13,395	68,582
Office Depot, Inc.*	40,092	265,409
Rex Stores Corp.*	867	9,450
Shoe Carnival, Inc.*	1,501	23,145
Sonic Automotive, Inc. Class A	20,812	218,526
Stage Stores, Inc.	7,530	97,589
Syms Corp.*	127	1,027
Systemax, Inc.*	9,475	114,932
Ulta Salon Cosmetics & Fragrance, Inc.*	4,141	68,368
Wet Seal, Inc. (The) Class A*	21,152	79,955
Zumiez, Inc.*	4,126	67,708

Total Specialty Retail		3,616,521
Textiles, Apparel & Luxury Goods – 2.4%
American Apparel, Inc.*	8,369	29,375
Cherokee, Inc.	1,395	33,438
G-III Apparel Group Ltd.*	3,585	50,728
Iconix Brand Group, Inc.*	11,306	140,986

Investments	Shares	Value

Jones Apparel Group, Inc.	3,569	$63,992
K-Swiss, Inc. Class A	1,973	17,343
Maidenform Brands, Inc.*	4,212	67,645
Movado Group, Inc.	11,264	163,666
Quiksilver, Inc.*	65,372	179,773
Skechers U.S.A., Inc. Class A*	11,202	192,002
Steven Madden Ltd.*	1,764	64,933
Timberland Co. Class A*	7,095	98,762
True Religion Apparel, Inc.*	5,227	135,536
UniFirst Corp.	3,341	148,508
Volcom, Inc.*(a)	5,330	87,838
Weyco Group, Inc.	990	22,671

Total Textiles, Apparel & Luxury Goods		1,497,196
Thrifts & Mortgage Finance – 0.5%
Bank Mutual Corp.	2,198	19,430
Berkshire Hills Bancorp, Inc.	1,086	23,827
Brookline Bancorp, Inc.	1,801	17,506
Clifton Savings Bancorp, Inc.	496	4,861
Dime Community Bancshares	3,678	42,039
ESSA Bancorp, Inc.	651	8,600
First Financial Holdings, Inc.	1,706	27,245
Flushing Financial Corp.	2,320	26,448
OceanFirst Financial Corp.	1,458	16,913
Ocwen Financial Corp.*	4,198	47,521
Provident New York Bancorp	2,974	28,402
Roma Financial Corp.	532	6,613
ViewPoint Financial Group	527	7,399
Westfield Financial, Inc.	1,673	14,170
WSFS Financial Corp.	893	23,789

Total Thrifts & Mortgage Finance		314,763
Tobacco – 0.1%
Alliance One International, Inc.*	8,377	37,529
Trading Companies & Distributors – 2.0%
Aceto Corp.	2,473	16,322
Beacon Roofing Supply, Inc.*	2,973	47,509
DXP Enterprises, Inc.*	2,476	27,607
H&E Equipment Services, Inc.*	12,874	145,862
Houston Wire & Cable Co.	4,470	49,393
Interline Brands, Inc.*	7,147	120,427
Kaman Corp.	3,254	71,523
Lawson Products, Inc.	216	3,761
Rush Enterprises, Inc. Class A*	6,350	82,042
TAL International Group, Inc.(a)	6,184	87,936
WESCO International, Inc.*	20,691	595,901

Total Trading Companies & Distributors		1,248,283
Water Utilities – 0.2%
American States Water Co.	1,272	46,021
Middlesex Water Co.	1,144	17,252
SJW Corp.	1,212	27,694
Southwest Water Co.	1,861	9,156

Total Water Utilities		100,123

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	49

Schedule of Investments (unaudited) (concluded)

WisdomTree SmallCap Earnings Fund

September 30, 2009

Investments	Shares	Value

Wireless Telecommunication Services – 0.0%
Shenandoah Telecommunications Co.	1,481	$26,584
TOTAL COMMON STOCKS (Cost: $54,505,026)		61,997,152
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $143,456)	143,456	143,456
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%
MONEY MARKET FUND – 3.8%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $2,329,021)(d)	2,329,021	2,329,021
TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $56,977,503)(e)		64,469,629
Liabilities in Excess of Other Assets – (3.6)%		(2,239,267)

NET ASSETS – 100.0%		$62,230,362

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $2,198,140 and the total market value of the collateral held by the Fund was $2,329,021.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

50	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree Earnings Top 100 Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.8%
Aerospace & Defense – 5.1%
Boeing Co. (The)	1,939	$104,997
General Dynamics Corp.	1,349	87,146
Honeywell International, Inc.	2,301	85,482
Northrop Grumman Corp.	1,520	78,660
Precision Castparts Corp.	1,253	127,643
Raytheon Co.	1,294	62,073
Rockwell Collins, Inc.	2,080	105,664

Total Aerospace & Defense		651,665
Capital Markets – 4.4%
Franklin Resources, Inc.	1,132	113,879
Goldman Sachs Group, Inc. (The)	1,893	348,974
TD Ameritrade Holding Corp.*	5,009	98,277

Total Capital Markets		561,130
Chemicals – 4.1%
Air Products & Chemicals, Inc.	1,422	110,319
Dow Chemical Co. (The)	4,466	116,429
E.I. Du Pont de Nemours & Co.	3,066	98,541
Mosaic Co. (The)	4,105	197,327

Total Chemicals		522,616
Computers & Peripherals – 1.6%
Dell, Inc.*	6,980	106,515
International Business Machines Corp.	782	93,535

Total Computers & Peripherals		200,050
Consumer Finance – 1.8%
Capital One Financial Corp.	2,669	95,363
Discover Financial Services	8,028	130,295

Total Consumer Finance		225,658
Diversified Financial Services – 0.6%
NYSE Euronext	2,620	75,692
Diversified Telecommunication Services – 0.7%
Qwest Communications International, Inc.	24,924	94,960
Electric Utilities – 0.6%
Edison International	2,218	74,480
Electronic Equipment, Instruments & Components – 4.2%
Agilent Technologies, Inc.*	3,982	110,819
Corning, Inc.	27,596	422,495

Total Electronic Equipment, Instruments & Components		533,314
Energy Equipment & Services – 4.9%
Baker Hughes, Inc.	3,162	134,891
Diamond Offshore Drilling, Inc.(a)	1,200	114,624
Halliburton Co.	4,273	115,884
National Oilwell Varco, Inc.*	3,980	171,657
Smith International, Inc.	3,046	87,420

Total Energy Equipment & Services		624,476
Food Products – 0.7%
Archer-Daniels-Midland Co.	3,042	88,887

Investments	Shares	Value

Gas Utilities – 0.7%
Questar Corp.	2,323	$87,252
Health Care Equipment & Supplies – 0.9%
Carefusion Corp.*	1,057	23,043
Zimmer Holdings, Inc.*	1,748	93,431

Total Health Care Equipment & Supplies		116,474
Health Care Providers & Services – 4.8%
Aetna, Inc.	4,362	121,394
Cardinal Health, Inc.	2,115	56,682
Humana, Inc.*	2,595	96,794
McKesson Corp.	1,893	112,728
UnitedHealth Group, Inc.	3,590	89,894
WellPoint, Inc.*	2,765	130,950

Total Health Care Providers & Services		608,442
Household Durables – 0.7%
Fortune Brands, Inc.	2,109	90,645
Independent Power Producers & Energy Traders – 2.2%
AES Corp. (The)*	10,664	158,040
NRG Energy, Inc.*	4,379	123,444

Total Independent Power Producers & Energy Traders		281,484
Industrial Conglomerates – 0.6%
General Electric Co.	4,299	70,590
Insurance – 7.0%
Allstate Corp. (The)	3,314	101,475
Chubb Corp.	1,489	75,060
Loews Corp.	3,244	111,107
Metlife, Inc.	2,864	109,032
Prudential Financial, Inc.	5,519	275,453
Travelers Cos., Inc. (The)	1,877	92,405
Unum Group	6,047	129,648

Total Insurance		894,180
Internet Software & Services – 0.9%
eBay, Inc.*	4,935	116,515
Leisure Equipment & Products – 0.7%
Mattel, Inc.	4,710	86,947
Machinery – 7.3%
Caterpillar, Inc.	2,259	115,954
Cummins, Inc.	4,263	191,025
Deere & Co.	2,152	92,364
Dover Corp.	2,548	98,761
Eaton Corp.	2,214	125,290
Illinois Tool Works, Inc.	1,983	84,694
PACCAR, Inc.	2,578	97,216
Parker Hannifin Corp.	2,484	128,771

Total Machinery		934,075
Media – 7.1%
DISH Network Corp. Class A*	10,677	205,639
McGraw-Hill Cos., Inc. (The)	2,717	68,305
News Corp. Class A	18,161	217,750

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Earnings Top 100 Fund

September 30, 2009

Investments	Shares	Value

Omnicom Group, Inc.	2,751	$101,622
Time Warner, Inc.	2,348	67,576
Viacom, Inc. Class B*	5,711	160,136
Walt Disney Co. (The)	2,884	79,195

Total Media		900,223
Metals & Mining – 8.7%
Alcoa, Inc.	13,172	172,817
Freeport-McMoRan Copper & Gold, Inc.*	8,932	612,824
Nucor Corp.	2,786	130,970
Southern Copper Corp.	6,327	194,176

Total Metals & Mining		1,110,787
Multiline Retail – 0.7%
Target Corp.	1,852	86,451
Office Electronics – 0.9%
Xerox Corp.	14,891	115,256
Oil, Gas & Consumable Fuels – 18.3%
Anadarko Petroleum Corp.	2,022	126,840
Apache Corp.	1,578	144,908
Chesapeake Energy Corp.	6,346	180,226
Chevron Corp.	1,248	87,897
ConocoPhillips	2,845	128,480
Devon Energy Corp.	1,417	95,407
El Paso Corp.	15,472	159,671
EOG Resources, Inc.	1,004	83,844
Exxon Mobil Corp.	1,102	75,608
Hess Corp.	2,292	122,530
Marathon Oil Corp.	5,425	173,057
Murphy Oil Corp.	2,992	172,249
Noble Energy, Inc.	1,918	126,511
Occidental Petroleum Corp.	1,989	155,938
Peabody Energy Corp.	3,795	141,250
Spectra Energy Corp.	5,058	95,799
Valero Energy Corp.	7,299	141,528
Williams Cos., Inc. (The)	6,754	120,694

Total Oil, Gas & Consumable Fuels		2,332,437
Paper & Forest Products – 1.4%
International Paper Co.	8,068	179,352
Pharmaceuticals – 0.8%
Forest Laboratories, Inc.*	3,343	98,418
Road & Rail – 0.6%
CSX Corp.	1,838	76,939
Semiconductors & Semiconductor Equipment – 1.7%
Analog Devices, Inc.	3,437	94,793
Texas Instruments, Inc.	5,118	121,245

Total Semiconductors & Semiconductor Equipment		216,038
Software – 0.7%
Microsoft Corp.	3,430	88,803

Investments	Shares	Value

Specialty Retail – 1.9%
Best Buy Co., Inc.	3,528	$132,370
Gap, Inc. (The)	4,854	103,876

Total Specialty Retail		236,246
Textiles, Apparel & Luxury Goods – 1.7%
Coach, Inc.	3,843	126,512
VF Corp.	1,284	93,000

Total Textiles, Apparel & Luxury Goods		219,512
Tobacco – 0.8%
Altria Group, Inc.	5,637	100,395
TOTAL COMMON STOCKS (Cost: $11,655,219)		12,700,389
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $11,117)	11,117	11,117
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
MONEY MARKET FUND – 0.9%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $112,001)(d)	112,001	112,001
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $11,778,337)(e)		12,823,507
Liabilities in Excess of Other Assets – (0.8)%		(103,072)

NET ASSETS – 100.0%		$12,720,435

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $108,893 and the total market value of the collateral held by the Fund was $112,001.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

52	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited)

WisdomTree LargeCap Value Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.7%
Aerospace & Defense – 2.2%
Curtiss-Wright Corp.	430	$14,676
ITT Corp.	2,463	128,446
L-3 Communications Holdings, Inc.	1,376	110,520
Moog, Inc. Class A*	613	18,083
Northrop Grumman Corp.	5,121	265,012
Spirit Aerosystems Holdings, Inc. Class A*	3,036	54,830
Triumph Group, Inc.	287	13,773

Total Aerospace & Defense		605,340
Airlines – 0.1%
Allegiant Travel Co.*	95	3,618
Skywest, Inc.	884	14,657

Total Airlines		18,275
Beverages – 0.3%
Constellation Brands, Inc. Class A*	3,125	47,344
PepsiAmericas, Inc.	1,647	47,038

Total Beverages		94,382
Capital Markets – 0.8%
BlackRock, Inc.	729	158,062
Knight Capital Group, Inc. Class A*	1,013	22,033
Raymond James Financial, Inc.	1,381	32,149
Stifel Financial Corp.*	130	7,137

Total Capital Markets		219,381
Chemicals – 1.0%
Airgas, Inc.	933	45,129
H.B. Fuller Co.	961	20,085
Lubrizol Corp.	1,183	84,537
Olin Corp.	1,247	21,748
RPM International, Inc.	2,928	54,139
Scotts Miracle-Gro Co. (The) Class A	595	25,555
Sensient Technologies Corp.	439	12,191
Valspar Corp.	856	23,549

Total Chemicals		286,933
Commercial Banks – 0.6%
Bancorpsouth, Inc.	660	16,111
BOK Financial Corp.(a)	541	25,059
First Citizens BancShares, Inc. Class A	77	12,251
Iberiabank Corp.	103	4,693
M&T Bank Corp.	1,388	86,500
Trustmark Corp.	554	10,554
UMB Financial Corp.	258	10,433
WesBanco, Inc.	199	3,076

Total Commercial Banks		168,677
Commercial Services & Supplies – 0.3%
ABM Industries, Inc.	464	9,762
Cintas Corp.	1,422	43,101
Tetra Tech, Inc.*	328	8,702
United Stationers, Inc.*	392	18,663

Total Commercial Services & Supplies		80,228

Investments	Shares	Value

Communications Equipment – 0.2%
Arris Group, Inc.*	1,431	$18,617
Plantronics, Inc.	797	21,368
Tekelec*	501	8,232
Tellabs, Inc.*	2,448	16,940

Total Communications Equipment		65,157
Computers & Peripherals – 5.9%
Hewlett-Packard Co.	30,271	1,429,094
Lexmark International, Inc. Class A*	2,397	51,631
Synaptics, Inc.*(a)	161	4,057
Western Digital Corp.*	4,814	175,856

Total Computers & Peripherals		1,660,638
Construction & Engineering – 0.6%
Aecom Technology Corp.	686	18,618
EMCOR Group, Inc.*	1,289	32,637
Granite Construction, Inc.	341	10,551
Insituform Technologies, Inc. Class A*	168	3,215
KBR, Inc.	2,461	57,317
MasTec, Inc.*	604	7,339
Quanta Services, Inc.*	953	21,090
URS Corp.*	622	27,150

Total Construction & Engineering		177,917
Consumer Finance – 0.1%
AmeriCredit Corp.*	1,035	16,343
Containers & Packaging – 0.7%
Ball Corp.	967	47,577
Bemis Co., Inc.	923	23,915
Rock-Tenn Co. Class A	599	28,219
Sealed Air Corp.	2,229	43,755
Silgan Holdings, Inc.	310	16,346
Sonoco Products Co.	1,482	40,814

Total Containers & Packaging		200,626
Distributors – 0.2%
Genuine Parts Co.	1,785	67,937
Diversified Consumer Services – 0.1%
Career Education Corp.*	358	8,728
Corinthian Colleges, Inc.*	224	4,158
Regis Corp.	588	9,114

Total Diversified Consumer Services		22,000
Diversified Financial Services – 0.0%
Interactive Brokers Group, Inc. Class A*	652	12,955
Diversified Telecommunication Services – 3.3%
CenturyTel, Inc.	1,421	47,746
Verizon Communications, Inc.	28,727	869,566

Total Diversified Telecommunication Services		917,312
Electric Utilities – 3.0%
ALLETE, Inc.	321	10,776
American Electric Power Co., Inc.	4,909	152,130
Cleco Corp.	485	12,164
Duke Energy Corp.	11,024	173,518

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund

September 30, 2009

Investments	Shares	Value

Edison International	4,752	$159,572
El Paso Electric Co.*	590	10,425
Hawaiian Electric Industries, Inc.	1,026	18,591
IDACORP, Inc.	441	12,696
MGE Energy, Inc.	164	5,983
Northeast Utilities	1,513	35,919
NV Energy, Inc.	2,573	29,821
Pepco Holdings, Inc.	3,771	56,112
Pinnacle West Capital Corp.	1,076	35,314
Portland General Electric Co.	518	10,215
Progress Energy, Inc.	2,409	94,096
Unisource Energy Corp.	95	2,921
Westar Energy, Inc.	951	18,554

Total Electric Utilities		838,807
Electrical Equipment – 0.4%
A.O. Smith Corp.	405	15,431
Baldor Electric Co.	748	20,450
Hubbell, Inc. Class B	975	40,950
Regal-Beloit Corp.	486	22,215
Thomas & Betts Corp.*	617	18,559

Total Electrical Equipment		117,605
Electronic Equipment, Instruments & Components – 1.5%
Anixter International, Inc.*	895	35,898
Arrow Electronics, Inc.*	2,923	82,282
Avnet, Inc.*	3,543	92,012
Benchmark Electronics, Inc.*	1,078	19,404
Ingram Micro, Inc. Class A*	3,232	54,459
Jabil Circuit, Inc.	2,797	37,508
Molex, Inc.	2,002	41,802
Tech Data Corp.*	704	29,293
Vishay Intertechnology, Inc.*	3,715	29,349

Total Electronic Equipment, Instruments & Components		422,007
Energy Equipment & Services – 0.1%
SEACOR Holdings, Inc.*	428	34,938
Food & Staples Retailing – 9.3%
BJ’s Wholesale Club, Inc.*	497	18,001
Casey’s General Stores, Inc.	357	11,203
CVS Caremark Corp.	13,629	487,100
Kroger Co. (The)	6,936	143,159
Ruddick Corp.(a)	509	13,550
Safeway, Inc.	5,439	107,257
SUPERVALU, Inc.	6,162	92,800
United Natural Foods, Inc.*	313	7,487
Walgreen Co.	8,968	336,031
Wal-Mart Stores, Inc.	28,503	1,399,212

Total Food & Staples Retailing		2,615,800
Food Products – 3.4%
American Italian Pasta Co. Class A*	135	3,669
Archer-Daniels-Midland Co.	10,449	305,320

Investments	Shares	Value

ConAgra Foods, Inc.	4,051	$87,826
Corn Products International, Inc.	1,501	42,809
Del Monte Foods Co.	1,930	22,349
Hormel Foods Corp.	996	35,378
Kraft Foods, Inc. Class A	15,988	420,005
Lancaster Colony Corp.	171	8,767
Ralcorp Holdings, Inc.*	426	24,908
Tootsie Roll Industries, Inc.	210	4,994
TreeHouse Foods, Inc.*	161	5,743

Total Food Products		961,768
Gas Utilities – 0.8%
AGL Resources, Inc.	925	32,625
Atmos Energy Corp.	864	24,347
Laclede Group, Inc. (The)	187	6,014
New Jersey Resources Corp.	325	11,801
Nicor, Inc.	392	14,343
Northwest Natural Gas Co.	224	9,332
Oneok, Inc.	1,545	56,578
Piedmont Natural Gas Co., Inc.	454	10,869
South Jersey Industries, Inc.	250	8,825
Southwest Gas Corp.	316	8,083
UGI Corp.	1,062	26,614
WGL Holdings, Inc.	404	13,388

Total Gas Utilities		222,819
Health Care Equipment & Supplies – 0.4%
Carefusion Corp.*	2,420	52,756
Cooper Cos., Inc. (The)	364	10,822
STERIS Corp.	610	18,574
Teleflex, Inc.	452	21,836

Total Health Care Equipment & Supplies		103,988
Health Care Providers & Services – 8.2%
Aetna, Inc.	6,373	177,361
Amedisys, Inc.*(a)	367	16,012
AMERIGROUP Corp.*	761	16,871
AmerisourceBergen Corp.	3,263	73,026
Cardinal Health, Inc.	4,840	129,712
Catalyst Health Solutions, Inc.*	294	8,570
Centene Corp.*	515	9,754
Chemed Corp.	193	8,471
Community Health Systems, Inc.*	1,504	48,023
DaVita, Inc.*	900	50,976
Health Net, Inc.*	2,268	34,927
Henry Schein, Inc.*	782	42,940
Humana, Inc.*	2,809	104,776
LifePoint Hospitals, Inc.*	822	22,243
Lincare Holdings, Inc.*	1,232	38,500
Magellan Health Services, Inc.*	280	8,697
McKesson Corp.	4,264	253,921
Medco Health Solutions, Inc.*	2,873	158,906
Omnicare, Inc.	1,311	29,524
Owens & Minor, Inc.	305	13,801

See Notes to Financial Statements.

54	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund

September 30, 2009

Investments	Shares	Value

PSS World Medical, Inc.*	459	$10,020
Quest Diagnostics, Inc.	1,497	78,128
UnitedHealth Group, Inc.	22,184	555,487
Universal Health Services, Inc. Class B	614	38,025
WellPoint, Inc.*	7,724	365,809

Total Health Care Providers & Services		2,294,480
Health Care Technology – 0.2%
Allscripts-Misys Healthcare Solutions, Inc.	596	12,081
Cerner Corp.*	588	43,982

Total Health Care Technology		56,063
Hotels, Restaurants & Leisure – 0.4%
Bob Evans Farms, Inc.	355	10,316
Brinker International, Inc.	1,215	19,112
Buffalo Wild Wings, Inc.*(a)	86	3,579
Burger King Holdings, Inc.	927	16,306
Darden Restaurants, Inc.	1,316	44,915
Jack In The Box, Inc.*	594	12,171
Panera Bread Co. Class A*	152	8,360

Total Hotels, Restaurants & Leisure		114,759
Household Durables – 0.3%
Jarden Corp.	2,469	69,305
Leggett & Platt, Inc.	1,325	25,705

Total Household Durables		95,010
Industrial Conglomerates – 0.1%
Carlisle Cos., Inc.	976	33,096
Insurance – 4.3%
American Financial Group, Inc.	1,432	36,516
AON Corp.	2,556	104,004
Chubb Corp.	4,809	242,422
Hanover Insurance Group, Inc. (The)	326	13,473
HCC Insurance Holdings, Inc.	1,385	37,880
Marsh & McLennan Cos., Inc.	4,634	114,599
Navigators Group, Inc.*	123	6,765
Reinsurance Group of America, Inc.	687	30,640
RLI Corp.	182	9,606
Selective Insurance Group, Inc.	507	7,975
StanCorp Financial Group, Inc.	814	32,861
Tower Group, Inc.	269	6,561
Transatlantic Holdings, Inc.	292	14,649
Travelers Cos., Inc. (The)	8,177	402,554
Unum Group	5,122	109,816
W.R. Berkley Corp.	1,084	27,403

Total Insurance		1,197,724
Internet Software & Services – 0.1%
Earthlink, Inc.	5,032	42,319
IT Services – 1.4%
Affiliated Computer Services, Inc. Class A*	796	43,119
Broadridge Financial Solutions, Inc.	1,192	23,959
CACI International, Inc. Class A*	268	12,668
Computer Sciences Corp.*	2,868	151,172

Investments	Shares	Value

Convergys Corp.*	3,941	$39,174
ManTech International Corp. Class A*	245	11,554
MAXIMUS, Inc.	201	9,367
Perot Systems Corp. Class A*	995	29,551
SAIC, Inc.*	2,675	46,920
SRA International, Inc. Class A*	484	10,450

Total IT Services		377,934
Leisure Equipment & Products – 0.1%
Hasbro, Inc.	1,379	38,267
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	190	17,457
Machinery – 2.1%
Briggs & Stratton Corp.(a)	333	6,463
Cummins, Inc.	3,599	161,271
Dover Corp.	3,124	121,086
Gardner Denver, Inc.*	1,007	35,124
Kennametal, Inc.	1,336	32,879
Mueller Industries, Inc.	439	10,479
Pentair, Inc.	1,230	36,310
Stanley Works (The)	1,217	51,954
Timken Co.	2,541	59,536
Trinity Industries, Inc.	3,443	59,185
Watts Water Technologies, Inc. Class A	435	13,159

Total Machinery		587,446
Media – 7.0%
Interactive Data Corp.	656	17,194
Time Warner, Inc.	67,466	1,941,671

Total Media		1,958,865
Metals & Mining – 0.4%
Reliance Steel & Aluminum Co.	2,077	88,397
Schnitzer Steel Industries, Inc. Class A	665	35,411

Total Metals & Mining		123,808
Multiline Retail – 2.6%
Big Lots, Inc.*	838	20,967
Dollar Tree, Inc.*	595	28,965
Family Dollar Stores, Inc.	842	22,229
J.C. Penney Co., Inc.	3,292	111,105
Kohl’s Corp.*	2,422	138,175
Sears Holdings Corp.*(a)	818	53,423
Target Corp.	7,277	339,690

Total Multiline Retail		714,554
Multi-Utilities – 3.4%
Alliant Energy Corp.	1,278	35,592
Ameren Corp.	2,703	68,332
Avista Corp.	511	10,332
Centerpoint Energy, Inc.	4,838	60,136
CH Energy Group, Inc.	87	3,855
Consolidated Edison, Inc.	1,732	70,908
Integrys Energy Group, Inc.	565	20,278
MDU Resources Group, Inc.	3,000	62,550

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	55

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Value Fund

September 30, 2009

Investments	Shares	Value

NiSource, Inc.	3,818	$53,032
NorthWestern Corp.	332	8,111
NSTAR	836	26,602
OGE Energy Corp.	1,264	41,813
PG&E Corp.	3,599	145,724
SCANA Corp.	1,328	46,347
Sempra Energy	2,741	136,529
TECO Energy, Inc.	1,568	22,078
Vectren Corp.	709	16,335
Wisconsin Energy Corp.	990	44,718
Xcel Energy, Inc.	3,879	74,632

Total Multi-Utilities		947,904
Oil, Gas & Consumable Fuels – 23.3%
Chevron Corp.	38,135	2,685,848
CNX Gas Corp.*	1,160	35,612
ConocoPhillips	45,806	2,068,599
Hess Corp.	4,953	264,787
Holly Corp.	705	18,062
Marathon Oil Corp.	21,411	683,011
Murphy Oil Corp.	4,287	246,803
Southern Union Co.	1,961	40,769
Sunoco, Inc.	4,386	124,782
Tesoro Corp.	1,796	26,904
Valero Energy Corp.	16,014	310,511
World Fuel Services Corp.	407	19,565

Total Oil, Gas & Consumable Fuels		6,525,253
Personal Products – 0.2%
NBTY, Inc.*	1,071	42,390
Pharmaceuticals – 1.7%
King Pharmaceuticals, Inc.*	5,038	54,259
Mylan, Inc.*(a)	2,786	44,604
Schering-Plough Corp.	9,031	255,126
Watson Pharmaceuticals, Inc.*	2,934	107,502

Total Pharmaceuticals		461,491
Professional Services – 0.3%
Manpower, Inc.	1,333	75,595
Resources Connection, Inc.*	354	6,039

Total Professional Services		81,634
Road & Rail – 0.2%
Old Dominion Freight Line, Inc.*	330	10,042
Ryder System, Inc.	1,083	42,302
Werner Enterprises, Inc.	540	10,060

Total Road & Rail		62,404
Semiconductors & Semiconductor Equipment – 0.1%
Skyworks Solutions, Inc.*	1,681	22,257
Software – 0.1%
Compuware Corp.*	2,517	18,450
Quest Software, Inc.*	614	10,346

Total Software		28,796

Investments	Shares	Value

Specialty Retail – 6.0%
Aaron’s, Inc.(a)	338	$8,923
Advance Auto Parts, Inc.	670	26,318
Autonation, Inc.*(a)	3,935	71,145
Barnes & Noble, Inc.(a)	552	12,265
Bed Bath & Beyond, Inc.*	2,152	80,786
Best Buy Co., Inc.	3,794	142,351
Buckle, Inc. (The)(a)	374	12,768
Collective Brands, Inc.*	1,148	19,895
Foot Locker, Inc.	521	6,226
Gap, Inc. (The)	8,499	181,879
Home Depot, Inc.	16,443	438,041
Lowe’s Cos., Inc.	13,826	289,516
Men’s Wearhouse, Inc. (The)	417	10,300
O’Reilly Automotive, Inc.*	667	24,105
PetSmart, Inc.	1,061	23,077
RadioShack Corp.	2,529	41,906
Rent-A-Center, Inc.*	800	15,104
Ross Stores, Inc.	952	45,477
Sherwin-Williams Co. (The)	1,174	70,628
Staples, Inc.	6,123	142,176
Tractor Supply Co.*	271	13,122

Total Specialty Retail		1,676,008
Textiles, Apparel & Luxury Goods – 0.9%
Carter’s, Inc.*	514	13,724
Fossil, Inc.*	1,007	28,649
Phillips-Van Heusen Corp.	447	19,127
Polo Ralph Lauren Corp.	1,299	99,529
VF Corp.	1,313	95,101

Total Textiles, Apparel & Luxury Goods		256,130
Tobacco – 0.1%
Universal Corp.	465	19,446
Trading Companies & Distributors – 0.5%
Applied Industrial Technologies, Inc.	608	12,865
Beacon Roofing Supply, Inc.*	510	8,150
W.W. Grainger, Inc.	780	69,701
Watsco, Inc.	191	10,297
WESCO International, Inc.*	1,335	38,448

Total Trading Companies & Distributors		139,461
Wireless Telecommunication Services – 0.3%
Syniverse Holdings, Inc.*	567	9,922
Telephone & Data Systems, Inc.	2,186	67,788

Total Wireless Telecommunication Services		77,710
TOTAL COMMON STOCKS (Cost: $26,289,819)		27,924,499
SHORT-TERM INVESTMENT – 0.2%
MONEY MARKET FUND – 0.2%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $60,119)	60,119	60,119

See Notes to Financial Statements.

56	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Value Fund

September 30, 2009

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $262,002)(d)	262,002	$262,002
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $26,611,940)(e)		28,246,620
Liabilities in Excess of Other Assets – (0.9)%		(246,850)

NET ASSETS – 100.0%		$27,999,770

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $254,224 and the total market value of the collateral held by the Fund was $262,002.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	57

Schedule of Investments (unaudited)

WisdomTree LargeCap Growth Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.9%
Aerospace & Defense – 0.5%
ITT Corp.	1,422	$74,158
TransDigm Group, Inc.*	308	15,341

Total Aerospace & Defense		89,499
Air Freight & Logistics – 0.2%
C.H. Robinson Worldwide, Inc.	505	29,164
Airlines – 0.0%
Allegiant Travel Co.*	47	1,790
Beverages – 0.0%
Hansen Natural Corp.*	203	7,458
Biotechnology – 4.6%
Amgen, Inc.*	7,000	421,610
Biogen Idec, Inc.*	1,114	56,279
Celgene Corp.*	966	53,999
Cephalon, Inc.*	432	25,160
Cubist Pharmaceuticals, Inc.*	667	13,473
Genzyme Corp.*	997	56,560
Gilead Sciences, Inc.*	3,160	147,193
OSI Pharmaceuticals, Inc.*	977	34,488
United Therapeutics Corp.*	248	12,150

Total Biotechnology		820,912
Capital Markets – 0.1%
Knight Capital Group, Inc. Class A*	555	12,071
Stifel Financial Corp.*	73	4,008

Total Capital Markets		16,079
Chemicals – 3.3%
Calgon Carbon Corp.*	100	1,483
CF Industries Holdings, Inc.	745	64,241
FMC Corp.	577	32,456
Monsanto Co.	1,950	150,930
Mosaic Co. (The)	5,186	249,292
Olin Corp.	697	12,156
OM Group, Inc.*	432	13,128
Terra Industries, Inc.	1,564	54,224

Total Chemicals		577,910
Commercial Banks – 0.1%
First Financial Bankshares, Inc.	74	3,660
Signature Bank*	106	3,074
UMB Financial Corp.	139	5,621
WesBanco, Inc.	123	1,902

Total Commercial Banks		14,257
Commercial Services & Supplies – 0.2%
ABM Industries, Inc.	259	5,449
Copart, Inc.*	344	11,425
Rollins, Inc.	271	5,108
Stericycle, Inc.*	214	10,369
Tetra Tech, Inc.*	199	5,279

Total Commercial Services & Supplies		37,630

Investments	Shares	Value

Communications Equipment – 2.1%
Arris Group, Inc.*	643	$8,365
Brocade Communications Systems, Inc.*	4,693	36,887
CommScope, Inc.*	934	27,955
F5 Networks, Inc.*	218	8,639
Harmonic, Inc.*	743	4,963
InterDigital, Inc.*	41	950
Juniper Networks, Inc.*	2,042	55,175
Polycom, Inc.*	401	10,727
QUALCOMM, Inc.	4,680	210,507
Riverbed Technology, Inc.*	98	2,152
Tekelec*	287	4,715

Total Communications Equipment		371,035
Computers & Peripherals – 4.4%
Apple, Inc.*	2,749	509,582
EMC Corp.*	9,169	156,240
QLogic Corp.*	704	12,109
Synaptics, Inc.*	81	2,041
Western Digital Corp.*	2,589	94,576

Total Computers & Peripherals		774,548
Construction & Engineering – 1.0%
Aecom Technology Corp.*	403	10,937
EMCOR Group, Inc.*	715	18,104
Fluor Corp.	1,115	56,698
Granite Construction, Inc.	186	5,755
Insituform Technologies, Inc. Class A*	88	1,684
Jacobs Engineering Group, Inc.*	657	30,189
KBR, Inc.	1,311	30,533
MasTec, Inc.*	390	4,739
Quanta Services, Inc.*	479	10,600
URS Corp.*	350	15,278

Total Construction & Engineering		184,517
Containers & Packaging – 0.1%
Rock-Tenn Co. Class A	323	15,216
Silgan Holdings, Inc.	197	10,388

Total Containers & Packaging		25,604
Distributors – 0.1%
LKQ Corp.*	459	8,510
Diversified Consumer Services – 0.7%
American Public Education, Inc.*	28	973
Apollo Group, Inc. Class A*	535	39,413
Capella Education Co.*	39	2,626
Career Education Corp.*	242	5,900
Coinstar, Inc.*	37	1,220
Corinthian Colleges, Inc.*	153	2,840
DeVry, Inc.	212	11,728
H&R Block, Inc.	2,149	39,499
ITT Educational Services, Inc.*	131	14,464
Strayer Education, Inc.	30	6,530

Total Diversified Consumer Services		125,193

See Notes to Financial Statements.

58	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund

September 30, 2009

Investments	Shares	Value

Diversified Financial Services – 0.1%
IntercontinentalExchange, Inc.*	255	$24,783
Electric Utilities – 0.1%
ITC Holdings Corp.	176	7,999
Unisource Energy Corp.	65	1,999

Total Electric Utilities		9,998
Electrical Equipment – 0.5%
Ametek, Inc.	561	19,585
First Solar, Inc.*	170	25,986
GrafTech International Ltd.*	1,947	28,621
Regal-Beloit Corp.	244	11,153
Sunpower Corp. Class A*	252	7,532

Total Electrical Equipment		92,877
Electronic Equipment, Instruments & Components – 0.4%
Amphenol Corp. Class A	960	36,174
Dolby Laboratories, Inc. Class A*	402	15,352
FLIR Systems, Inc.*	651	18,208

Total Electronic Equipment, Instruments & Components		69,734
Energy Equipment & Services – 1.4%
Atwood Oceanics, Inc.*	789	27,828
Diamond Offshore Drilling, Inc.	1,283	122,551
Dresser-Rand Group, Inc.*	480	14,914
Oil States International, Inc.*	1,150	40,400
SEACOR Holdings, Inc.*	249	20,326
Tidewater, Inc.	619	29,149

Total Energy Equipment & Services		255,168
Food & Staples Retailing – 5.7%
BJ’s Wholesale Club, Inc.*	302	10,938
Casey’s General Stores, Inc.	216	6,778
Kroger Co. (The)	4,297	88,690
United Natural Foods, Inc.*	183	4,377
Wal-Mart Stores, Inc.	18,279	897,317

Total Food & Staples Retailing		1,008,100
Food Products – 1.5%
American Italian Pasta Co. Class A*	104	2,827
Archer-Daniels-Midland Co.	6,851	200,185
Dean Foods Co.*	728	12,951
Flowers Foods, Inc.	354	9,307
Green Mountain Coffee Roasters, Inc.*	34	2,511
J.M. Smucker Co. (The)	457	24,226
Lancaster Colony Corp.	98	5,024
Lance, Inc.	63	1,627
TreeHouse Foods, Inc.*	110	3,924

Total Food Products		262,582
Gas Utilities – 0.8%
Atmos Energy Corp.	543	15,302
Laclede Group, Inc. (The)	130	4,181
National Fuel Gas Co.	725	33,212
New Jersey Resources Corp.	207	7,516

Investments	Shares	Value

Nicor, Inc.	255	$9,330
Piedmont Natural Gas Co., Inc.	298	7,134
Questar Corp.	1,542	57,919
UGI Corp.	640	16,038

Total Gas Utilities		150,632
Health Care Equipment & Supplies – 2.0%
Baxter International, Inc.	2,952	168,295
C.R. Bard, Inc.	444	34,903
Edwards Lifesciences Corp.*	179	12,514
Gen-Probe, Inc.*	139	5,760
Haemonetics Corp.*	87	4,882
Immucor, Inc.*	233	4,124
Intuitive Surgical, Inc.*	109	28,585
Masimo Corp.*	80	2,096
Resmed, Inc.*	226	10,215
St. Jude Medical, Inc.*	1,604	62,572
STERIS Corp.	345	10,505
Teleflex, Inc.	279	13,478
Thoratec Corp.*	59	1,786

Total Health Care Equipment & Supplies		359,715
Health Care Providers & Services – 1.8%
Amedisys, Inc.*	209	9,119
AMERIGROUP Corp.*	458	10,154
AmerisourceBergen Corp.	1,985	44,424
Catalyst Health Solutions, Inc.*	172	5,014
Centene Corp.*	299	5,663
Chemed Corp.	120	5,267
Community Health Systems, Inc.*	802	25,608
DaVita, Inc.*	606	34,324
HMS Holdings Corp.*	49	1,873
Magellan Health Services, Inc.*	181	5,622
Medco Health Solutions, Inc.*	1,778	98,341
Omnicare, Inc.	756	17,025
PSS World Medical, Inc.*	307	6,702
Quest Diagnostics, Inc.	912	47,597
VCA Antech, Inc.*	406	10,917

Total Health Care Providers & Services		327,650
Health Care Technology – 0.2%
Cerner Corp.*	328	24,534
Quality Systems, Inc.	63	3,879

Total Health Care Technology		28,413
Hotels, Restaurants & Leisure – 2.0%
Bally Technologies, Inc.*	345	13,238
Bob Evans Farms, Inc.	182	5,289
Buffalo Wild Wings, Inc.*	45	1,872
Darden Restaurants, Inc.	693	23,652
McDonald’s Corp.	5,135	293,055
Panera Bread Co. Class A*	85	4,675
Vail Resorts, Inc.*	243	8,150

Total Hotels, Restaurants & Leisure		349,931
Household Products – 0.1%
Church & Dwight Co., Inc.	280	15,887

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	59

Schedule of Investments (unaudited) (continued)

WisdomTree LargeCap Growth Fund

September 30, 2009

Investments	Shares	Value

Insurance – 0.4%
AON Corp.	1,595	$64,901
Brown & Brown, Inc.	606	11,611

Total Insurance		76,512
Internet & Catalog Retail – 0.5%
Amazon.com, Inc.*	530	49,481
NetFlix, Inc.*	128	5,910
priceline.com, Inc.*	148	24,541

Total Internet & Catalog Retail		79,932
Internet Software & Services – 2.5%
Akamai Technologies, Inc.*	504	9,919
Digital River, Inc.*	129	5,201
Earthlink, Inc.	2,739	23,035
Google, Inc. Class A*	770	381,805
j2 Global Communications, Inc.*	204	4,694
VeriSign, Inc.*	693	16,417

Total Internet Software & Services		441,071
IT Services – 4.1%
Affiliated Computer Services, Inc. Class A*	489	26,489
Alliance Data Systems Corp.*	391	23,882
Broadridge Financial Solutions, Inc.	686	13,789
CACI International, Inc. Class A*	169	7,989
Cognizant Technology Solutions Corp. Class A*	1,287	49,755
Computer Sciences Corp.*	1,798	94,773
Cybersource Corp.*	51	850
Fidelity National Information Services, Inc.	822	20,969
Fiserv, Inc.*	775	37,355
Global Payments, Inc.	395	18,447
ManTech International Corp. Class A*	153	7,215
Mastercard, Inc. Class A	923	186,584
MAXIMUS, Inc.	128	5,965
Metavante Technologies, Inc.*	398	13,723
Visa, Inc. Class A	3,110	214,932

Total IT Services		722,717
Life Sciences Tools & Services – 0.1%
Bio-Rad Laboratories, Inc. Class A*	120	11,026
Illumina, Inc.*	148	6,290

Total Life Sciences Tools & Services		17,316
Machinery – 0.6%
Bucyrus International, Inc.	886	31,559
ESCO Technologies, Inc.*	75	2,955
Flowserve Corp.	509	50,157
Middleby Corp.*	110	6,051
Valmont Industries, Inc.	143	12,181

Total Machinery		102,903
Media – 2.2%
Comcast Corp. Class A	14,842	250,681
DIRECTV Group, Inc. (The)*	4,282	118,098
Marvel Entertainment, Inc.*	457	22,676

Total Media		391,455

Investments	Shares	Value

Metals & Mining – 1.9%
Newmont Mining Corp.	1,543	$67,923
Nucor Corp.	3,063	143,991
Schnitzer Steel Industries, Inc. Class A	302	16,082
Steel Dynamics, Inc.	2,678	41,081
Walter Energy, Inc.	1,173	70,450

Total Metals & Mining		339,527
Multiline Retail – 0.2%
Big Lots, Inc.*	417	10,433
Dollar Tree, Inc.*	376	18,304
Family Dollar Stores, Inc.	512	13,517

Total Multiline Retail		42,254
Multi-Utilities – 0.8%
Black Hills Corp.	145	3,650
CH Energy Group, Inc.	55	2,437
NorthWestern Corp.	220	5,375
NSTAR	528	16,801
PG&E Corp.	2,211	89,522
SCANA Corp.	783	27,327

Total Multi-Utilities		145,112
Oil, Gas & Consumable Fuels – 39.5%
Alpha Natural Resources, Inc.*	585	20,534
Anadarko Petroleum Corp.	5,341	335,041
Arena Resources, Inc.*	200	7,100
Bill Barrett Corp.*	304	9,968
Chevron Corp.	23,967	1,687,996
CNX Gas Corp.*	635	19,495
Comstock Resources, Inc.*	446	17,876
Concho Resources, Inc.*	725	26,332
Continental Resources, Inc.*	925	36,232
Denbury Resources, Inc.*	1,705	25,797
Encore Acquisition Co.*	1,047	39,158
EOG Resources, Inc.	2,832	236,500
Exxon Mobil Corp.	47,317	3,246,419
Hess Corp.	3,011	160,968
Massey Energy Co.	1,648	45,963
Murphy Oil Corp.	2,508	144,386
Noble Energy, Inc.	1,573	103,755
NuStar GP Holdings LLC	208	5,158
Occidental Petroleum Corp.	8,183	641,547
Peabody Energy Corp.	2,732	101,685
Range Resources Corp.	568	28,036
Southwestern Energy Co.*	1,058	45,155
Whiting Petroleum Corp.*	509	29,308
World Fuel Services Corp.	205	9,854

Total Oil, Gas & Consumable Fuels		7,024,263
Personal Products – 0.0%
Chattem, Inc.*	103	6,840
Pharmaceuticals – 5.8%
Abbott Laboratories	8,530	421,978
Allergan, Inc.	971	55,114
Bristol-Myers Squibb Co.	8,536	192,231

See Notes to Financial Statements.

60	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree LargeCap Growth Fund

September 30, 2009

Investments	Shares	Value

Endo Pharmaceuticals Holdings, Inc.*	1,007	$22,788
Medicines Co. (The)*	78	859
Mylan, Inc.*	1,562	25,008
Perrigo Co.	442	15,024
Schering-Plough Corp.	5,701	161,053
Sepracor, Inc.*	2,833	64,876
Valeant Pharmaceuticals International*	172	4,826
Watson Pharmaceuticals, Inc.*	1,929	70,679

Total Pharmaceuticals		1,034,436
Professional Services – 0.1%
CoStar Group, Inc.*	51	2,102
FTI Consulting, Inc.*	181	7,712
Huron Consulting Group, Inc.*	79	2,041

Total Professional Services		11,855
Real Estate Investment Trusts (REITs) – 0.4%
Corporate Office Properties Trust SBI MD	69	2,545
Digital Realty Trust, Inc.	56	2,560
Investors Real Estate Trust	60	542
Public Storage	765	57,558

Total Real Estate Investment Trusts (REITs)		63,205
Road & Rail – 0.0%
Heartland Express, Inc.	296	4,263
Knight Transportation, Inc.	244	4,094

Total Road & Rail		8,357
Semiconductors & Semiconductor Equipment – 0.7%
Altera Corp.	1,399	28,693
Broadcom Corp. Class A*	1,325	40,665
Cree, Inc.*	76	2,793
Hittite Microwave Corp.*	109	4,009
ON Semiconductor Corp.*	2,709	22,349
Semtech Corp.*	192	3,266
Silicon Laboratories, Inc.*	116	5,378
Skyworks Solutions, Inc.*	925	12,247

Total Semiconductors & Semiconductor Equipment		119,400
Software – 4.0%
Aci Worldwide, Inc.*	119	1,800
Ansys, Inc.*	293	10,979
AsiaInfo Holdings, Inc.*	76	1,518
BMC Software, Inc.*	698	26,196
Compuware Corp.*	1,364	9,998
Concur Technologies, Inc.*	56	2,227
EPIQ Systems, Inc.*	70	1,015
FactSet Research Systems, Inc.	194	12,851
Intuit, Inc.*	1,160	33,060
McAfee, Inc.*	398	17,428
Oracle Corp.	22,008	458,648
Quest Software, Inc.*	371	6,251
Red Hat, Inc.*	285	7,877
Rovi Corp.*	55	1,848
Salesforce.com, Inc.*	79	4,497
Solera Holdings, Inc.	99	3,080

Investments	Shares	Value
Sybase, Inc.*	326	$12,681
Symantec Corp.*	3,171	52,226
Synopsys, Inc.*	667	14,954
TIBCO Software, Inc.*	554	5,257
VMware, Inc. Class A*	675	27,115

Total Software		711,506
Specialty Retail – 1.3%
Aaron’s, Inc.	180	4,752
Advance Auto Parts, Inc.	383	15,044
Aeropostale, Inc.*	336	14,606
Autozone, Inc.*	273	39,918
Best Buy Co., Inc.	2,224	83,443
Buckle, Inc. (The)	206	7,033
Gymboree Corp.*	225	10,886
O’Reilly Automotive, Inc.*	374	13,516
PetSmart, Inc.	570	12,398
Ross Stores, Inc.	545	26,035
Tractor Supply Co.*	140	6,779

Total Specialty Retail		234,410
Textiles, Apparel & Luxury Goods – 0.1%
Carter’s, Inc.*	268	7,156
Deckers Outdoor Corp.*	116	9,842
Lululemon Athletica, Inc.*	216	4,914

Total Textiles, Apparel & Luxury Goods		21,912
Thrifts & Mortgage Finance – 0.3%
Capitol Federal Financial	106	3,490
Hudson City Bancorp, Inc.	2,430	31,954
NewAlliance Bancshares, Inc.	251	2,686
People’s United Financial, Inc.	805	12,526

Total Thrifts & Mortgage Finance		50,656
Trading Companies & Distributors – 0.2%
Beacon Roofing Supply, Inc.*	253	4,043
W.W. Grainger, Inc.	429	38,335

Total Trading Companies & Distributors		42,378
Water Utilities – 0.1%
American States Water Co.	60	2,171
Aqua America, Inc.	354	6,244
California Water Service Group	74	2,882

Total Water Utilities		11,297
Wireless Telecommunication Services – 0.1%
MetroPCS Communications, Inc.*	630	5,897
Syniverse Holdings, Inc.*	367	6,422

Total Wireless Telecommunication Services		12,319
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $15,315,714)(a)		17,751,209
Cash and Other Assets in Excess of Liabilities – 0.1%		12,523

NET ASSETS – 100.0%		$17,763,732

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	61

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 100.1%
Aerospace & Defense – 0.4%
Bharat Electronics Ltd.	66,825	$2,130,607
Auto Components – 0.5%
Amtek Auto Ltd.	625,433	2,873,962
Automobiles – 2.6%
Bajaj Auto Ltd.	39,346	1,222,585
Hero Honda Motors Ltd.	125,724	4,370,872
Mahindra & Mahindra Ltd.	328,370	6,028,820
Maruti Suzuki India Ltd.	79,871	2,824,915

Total Automobiles		14,447,192
Beverages – 0.3%
United Spirits Ltd.	83,145	1,581,146
Building Products – 0.4%
Sintex Industries Ltd.	431,779	2,290,166
Chemicals – 0.9%
Asian Paints Ltd.	34,989	1,022,467
Gujarat Narmada Valley Fertilizers Co., Ltd.	111,607	235,951
Tata Chemicals Ltd.	272,522	1,593,890
United Phosphorus Ltd.	579,633	1,998,381

Total Chemicals		4,850,689
Commercial Banks – 14.6%
Allahabad Bank	555,295	1,379,436
Andhra Bank	489,358	1,078,815
Axis Bank Ltd.	381,180	7,806,246
Bank of India	610,823	5,270,182
Canara Bank	503,411	3,372,817
Central Bank of India	404,225	1,348,677
Corp. Bank	166,946	1,468,347
Federal Bank Ltd.	365,306	1,912,531
HDFC Bank Ltd.	280,518	9,624,674
ICICI Bank Ltd.	816,443	15,403,880
IDBI Bank Ltd.	569,502	1,508,846
Indian Bank	603,008	2,053,273
Indian Overseas Bank	995,597	2,627,399
Karnataka Bank Ltd.	397,902	1,152,224
Oriental Bank of Commerce	310,516	1,539,509
State Bank of India Ltd.	422,222	19,265,278
Syndicate Bank	801,675	1,556,521
Uco Bank	943,653	1,108,334
Yes Bank Ltd.*	336,693	1,435,171

Total Commercial Banks		80,912,160
Construction & Engineering – 2.3%
IVRCL Infrastructures & Projects Ltd.	278,295	2,273,278
Larsen & Toubro Ltd.	231,390	8,125,226
Nagarjuna Construction Co.	455,116	1,417,241
Voltas Ltd.	300,628	908,352

Total Construction & Engineering		12,724,097
Construction Materials – 2.6%
ACC Ltd.	145,275	2,477,119
Ambuja Cements Ltd.	2,269,623	4,701,547

Investments	Shares	Value

Anant Raj Industries Ltd.	193,739	$617,806
India Cements Ltd.	638,260	1,783,891
Madras Cements Ltd.	404,761	1,019,791
Shree Cement Ltd.	36,884	1,267,650
Ultratech Cement Ltd.	136,612	2,270,761

Total Construction Materials		14,138,565
Diversified Financial Services – 3.4%
IFCI Ltd.	3,394,794	3,983,705
Infrastructure Development Finance Co., Ltd.	1,561,460	4,740,697
Kotak Mahindra Bank Ltd.	120,945	1,959,809
Power Finance Corp., Ltd.	393,591	1,873,658
Reliance Capital Ltd.	216,086	4,123,400
Rural Electrification Corp., Ltd.	498,792	2,088,280

Total Diversified Financial Services		18,769,549
Diversified Telecommunication Services –0.1%
Tulip Telecom Ltd.	38,065	736,058
Electric Utilities – 2.4%
Power Grid Corp. of India Ltd.	1,002,085	2,290,391
Reliance Infrastructure Ltd.	229,045	5,814,804
Tata Power Co., Ltd.	143,506	3,931,984
Torrent Power Ltd.	189,035	1,251,785

Total Electric Utilities		13,288,964
Electrical Equipment – 1.7%
ABB Ltd.	98,223	1,601,726
Bharat Heavy Electricals Ltd.	137,141	6,639,244
Crompton Greaves Ltd.	211,029	1,375,933

Total Electrical Equipment		9,616,903
Energy Equipment & Services – 0.4%
Aban Offshore Ltd.	37,404	1,239,453
Great Offshore Ltd.	104,002	1,218,599

Total Energy Equipment & Services		2,458,052
Food Products – 0.6%
Nestle India Ltd.	26,411	1,246,184
Tata Tea Ltd.	118,782	2,214,894

Total Food Products		3,461,078
Gas Utilities – 1.0%
GAIL India Ltd.	774,588	5,783,043
Health Care Equipment & Supplies – 0.1%
Opto Circuits India Ltd.	172,201	721,845
Household Durables – 0.5%
Videocon Industries Ltd.	506,831	2,659,269
Household Products – 2.0%
Hindustan Unilever Ltd.	1,978,227	10,798,928
Independent Power Producers & Energy Traders – 1.4%
NTPC Ltd.	1,684,238	7,483,752
Industrial Conglomerates – 0.6%
Jaiprakash Associates Ltd.	362,057	1,787,518
Siemens India Ltd.	139,143	1,611,548

Total Industrial Conglomerates		3,399,066

See Notes to Financial Statements.

62	WisdomTree Domestic and International Earnings Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund

September 30, 2009

Investments	Shares	Value

IT Services – 12.5%
HCL Technologies Ltd.	420,589	$2,979,664
Infosys Technologies Ltd.	859,228	41,195,789
Mphasis Ltd.	69,571	964,492
Patni Computer Systems Ltd.	229,443	2,195,222
Rolta India Ltd.	453,010	1,670,595
Tata Consultancy Services Ltd.	870,113	11,232,515
Tech Mahindra Ltd.	85,144	1,656,950
Wipro Ltd.	576,832	7,219,843

Total IT Services		69,115,070
Life Sciences Tools & Services – 0.3%
Divi’s Laboratories Ltd.	122,281	1,439,131
Machinery – 0.6%
Ashok Leyland Ltd.	1,302,479	1,146,658
Cummins India Ltd.	166,403	1,209,150
Thermax Ltd.	88,567	1,005,527

Total Machinery		3,361,335
Marine – 0.7%
Mercator Lines Ltd.	1,789,950	2,336,740
Shipping Corp. of India Ltd.	587,125	1,725,797

Total Marine		4,062,537
Media – 0.6%
Sun TV Network Ltd.	130,872	891,796
Zee Entertainment Enterprises Ltd.	516,321	2,562,553

Total Media		3,454,349
Metals & Mining – 9.1%
Bhushan Steel Ltd.	35,058	1,023,354
Hindalco Industries Ltd.	443,784	1,190,528
Hindustan Zinc Ltd.	75,188	1,291,818
Jindal Saw Ltd.	54,790	859,180
Jindal Steel & Power Ltd.	758,053	9,250,122
JSW Steel Ltd.	76,505	1,324,146
Maharashtra Seamless Ltd.	122,191	798,985
National Aluminium Co., Ltd.	191,711	1,387,070
Sesa Goa Ltd.	1,336,270	7,380,666
Steel Authority of India Ltd.	2,083,908	7,403,386
Sterlite Industries India Ltd.	455,092	7,342,208
Tata Steel Ltd.	960,522	10,172,287
Welspun-Gujarat Stahl Ltd.	187,745	1,014,928

Total Metals & Mining		50,438,678
Oil, Gas & Consumable Fuels – 20.4%
Bharat Petroleum Corp., Ltd.	100,808	1,202,969
Great Eastern Shipping Co., Ltd. (The)	514,994	2,946,723
Hindustan Petroleum Corp., Ltd.	174,099	1,454,535
Indian Oil Corp., Ltd.	320,110	4,528,320
Mangalore Refinery & Petrochemicals Ltd.	647,714	1,229,317
Oil & Natural Gas Corp., Ltd.	1,598,327	38,940,635
Petronet Lng Ltd.	699,470	1,148,698
Reliance Industries Ltd.*	1,337,311	61,205,503

Total Oil, Gas & Consumable Fuels		112,656,700

Investments	Shares	Value

Personal Products – 0.3%
Dabur India Ltd.	493,670	$1,461,358
Pharmaceuticals – 2.5%
Cipla Ltd.	472,100	2,746,924
GlaxoSmithKline Pharmaceuticals Ltd.	40,272	1,299,328
Glenmark Pharmaceuticals Ltd.	181,066	896,202
Lupin Ltd.	49,878	1,176,833
Piramal Healthcare Ltd.	202,023	1,610,137
Sun Pharmaceutical Industries Ltd.	217,117	6,353,284

Total Pharmaceuticals		14,082,708
Real Estate Management & Development – 1.4%
DLF Ltd.	535,646	4,877,101
Housing Development & Infrastructure Ltd.*	423,422	2,836,016

Total Real Estate Management & Development		7,713,117
Road & Rail – 0.3%
Container Corp. of India	67,773	1,685,978
Software – 0.6%
Financial Technologies India Ltd.	39,598	1,137,851
Geodesic Ltd.	202,160	585,405
Oracle Financial Sevices Software Ltd.*	35,276	1,349,698

Total Software		3,072,954
Textiles, Apparel & Luxury Goods – 0.2%
Alok Industries Ltd.	2,407,653	1,191,189
Thrifts & Mortgage Finance – 3.2%
Housing Development Finance Corp.	260,464	15,103,988
Lic Housing Finance Ltd.	151,070	2,424,877

Total Thrifts & Mortgage Finance		17,528,865
Tobacco – 1.2%
ITC Ltd.	1,416,821	6,863,946
Trading Companies & Distributors – 0.2%
Adani Enterprises Ltd.	91,274	1,263,378
Wireless Telecommunication Services – 7.2%
Bharti Airtel Ltd.	2,446,079	21,292,913
Idea Cellular Ltd.*	1,303,263	2,038,677
Reliance Communications Ltd.	2,549,176	16,393,048

Total Wireless Telecommunication Services		39,724,638
TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $484,002,913)(a)		554,241,022
Liabilities in Excess of Other Assets – (0.1)%		(298,207)

NET ASSETS – 100.0%		$553,942,815

*	Non-income producing security.

(a)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	63

Statements of Assets and Liabilities (unaudited)

WisdomTree Domestic and International Earnings Funds

September 30, 2009

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
ASSETS:

Investments, at cost	$26,867,816	$66,844,562	$22,477,225	$56,977,503	$11,778,337
Investments in securities, at value (including securities on loan) (Note 2)	24,552,775	55,500,491	22,759,195	64,469,629	12,823,507

Receivables:

Capital shares sold	—	—	—	8,079,448	—

Investment securities sold	—	—	65,429	70,280	—

Dividends and interest	27,931	67,049	19,696	32,236	12,904
Total Assets	24,580,706	55,567,540	22,844,320	72,651,593	12,836,411
LIABILITIES:

Payables:

Investment securities purchased	—	—	44,797	8,076,701	—

Collateral for securities on loan (Note 2)	236,002	314,003	442,004	2,329,021	112,001

Advisory fees (Note 3)	5,528	12,573	6,822	15,331	3,929

Service fees (Note 2)	87	197	79	178	46
Total Liabilities	241,617	326,773	493,702	10,421,231	115,976
NET ASSETS	$24,339,089	$55,240,767	$22,350,618	$62,230,362	$12,720,435
NET ASSETS:

Paid-in capital	$31,158,998	$82,594,420	$30,475,134	$61,477,756	$18,410,859

Undistributed net investment income	13,403	30,995	18,509	17,573	5,901

Accumulated net realized loss on investments	(4,518,271)	(16,040,577)	(8,424,995)	(6,757,093)	(6,741,495)

Net unrealized appreciation (depreciation) on investments	(2,315,041)	(11,344,071)	281,970	7,492,126	1,045,170
NET ASSETS	$24,339,089	$55,240,767	$22,350,618	$62,230,362	$12,720,435
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	650,000	1,500,000	550,000	1,550,000	350,000
Net asset value per share	$37.44	$36.83	$40.64	$40.15	$36.34

See Notes to Financial Statements.

64	WisdomTree Domestic and International Earnings Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Domestic and International Earnings Funds

September 30, 2009

	WisdomTree LargeCap Value Fund[1]	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund
ASSETS:

Investments, at cost	$26,611,940	$15,315,714	$484,002,913

Foreign currency, at cost	—	—	2,293,487
Investments in securities, at value (including securities on loan) (Note 2)	28,246,620	17,751,209	554,241,022

Cash	—	7,057	—

Foreign currency, at value	—	—	2,301,445

Receivables:

Capital shares sold	—	—	20,827,260

Investment securities sold	—	—	1,075,516

Dividends and interest	24,019	11,054	387,448
Total Assets	28,270,639	17,769,320	578,832,691
LIABILITIES:

Due to foreign custodian	—	—	539,569

Payables:

Investment securities purchased	—	—	23,999,380

Collateral for securities on loan (Note 2)	262,002	—	—

Advisory fees (Note 3)	8,765	5,524	269,822

Service fees (Note 2)	102	64	81,105
Total Liabilities	270,869	5,588	24,889,876
NET ASSETS	$27,999,770	$17,763,732	$553,942,815
NET ASSETS:

Paid-in capital	$38,960,771	$14,870,577	$542,366,017

Undistributed net investment income	12,963	3,137	289,008

Accumulated net realized gain (loss) on investments and foreign currency related transactions	(12,608,644)	454,523	(58,965,391)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	1,634,680	2,435,495	70,253,181
NET ASSETS	$27,999,770	$17,763,732	$553,942,815
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	850,000	550,000	26,600,000
Net asset value per share	$32.94	$32.30	$20.82

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	65

Statements of Operations (unaudited)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2009

	WisdomTree Total Earnings Fund	WisdomTree Earnings 500 Fund	WisdomTree MidCap Earnings Fund	WisdomTree SmallCap Earnings Fund	WisdomTree Earnings Top 100 Fund
INVESTMENT INCOME:

Dividends[1]	$230,106	$577,815	$136,045	$159,443	$97,575

Interest	15	33	12	19	7

Securities lending income (Note 2)	1,737	2,944	3,508	9,953	115
Total investment income	231,858	580,792	139,565	169,415	97,697
EXPENSES:

Advisory fees (Note 3)	30,264	71,686	36,160	58,997	21,000

Service fees (Note 2)	476	1,127	419	683	243
Total expenses	30,740	72,813	36,579	59,680	21,243
Net investment income	201,118	507,979	102,986	109,735	76,454
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(65,003)	(538,077)	(22,798)	9,506	(93,983)

In-kind redemptions	—	(1,528,821)	—	—	—
Net realized gain (loss)	(65,003)	(2,066,898)	(22,798)	9,506	(93,983)
Net change in unrealized appreciation	6,485,081	16,606,240	7,953,952	13,699,928	4,283,237
Net realized and unrealized gain on investments	6,420,078	14,539,342	7,931,154	13,709,434	4,189,254
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,621,196	$15,047,321	$8,034,140	$13,819,169	$4,265,708

[1]	Net of foreign withholding tax of $0, $0, $8, $0 and $0, respectively.

See Notes to Financial Statements.

66	WisdomTree Domestic and International Earnings Funds

Statements of Operations (unaudited) (concluded)

WisdomTree Domestic and International Earnings Funds

For the Six Months Ended September 30, 2009

	WisdomTree LargeCap Value Fund[1]	WisdomTree LargeCap Growth Fund	WisdomTree India Earnings Fund
INVESTMENT INCOME:

Dividends[2]	$302,809	$151,858	$3,083,338

Interest	17	—	—

Securities lending income (Note 2)	2,867	—	—
Total investment income	305,693	151,858	3,083,338
EXPENSES:

Advisory fees (Note 3)	48,841	29,967	1,202,476

Service fees (Note 2)	565	347	—

Custody/accounting	—	—	258,681

Printing	—	—	26,195

Audit/tax	—	—	15,350

Directors	—	—	3,545

Legal	—	—	2,944

Other	—	—	74,101
Total expenses	49,406	30,314	1,583,292
Expenses reimbursed (Note 3)	—	—	(21,982)
Net expenses	49,406	30,314	1,561,310
Net investment income	256,287	121,544	1,522,028
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(1,646,843)	470,333	72,472

Foreign currency related transactions	—	—	(192,884)
Net realized gain (loss)	(1,646,843)	470,333	(120,412)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	9,034,334	2,513,564	181,920,703

Translation of assets and liabilities denominated in foreign currencies	—	—	(910)
Net change in unrealized appreciation	9,034,334	2,513,564	181,919,793
Net realized and unrealized gain on investments	7,387,491	2,983,897	181,799,381
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,643,778	$3,105,441	$183,321,409

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[2]	Net of foreign withholding tax of $0, $0 and $95,352, respectively.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	67

Statements of Changes in Net Assets

WisdomTree Domestic and International Earnings Funds

	WisdomTree Total Earnings Fund		WisdomTree Earnings 500 Fund		WisdomTree MidCap Earnings Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$201,118	$463,823	$507,979	$1,635,575	$102,986	$345,120

Net realized loss on investments	(65,003)	(4,122,614)	(2,066,898)	(15,355,729)	(22,798)	(8,305,330)

Net change in unrealized appreciation (depreciation) on investments	6,485,081	(6,107,489)	16,606,240	(21,261,215)	7,953,952	(2,696,551)
Net increase (decrease) in net assets resulting from operations	6,621,196	(9,766,280)	15,047,321	(34,981,369)	8,034,140	(10,656,761)
DIVIDENDS:

Net investment income	(195,955)	(459,975)	(506,550)	(1,621,994)	(89,699)	(345,011)
Total dividends	(195,955)	(459,975)	(506,550)	(1,621,994)	(89,699)	(345,011)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	1,402,353	10,876,508	—	51,903,655	—	9,527,012

Cost of shares redeemed	—	(87)	(19,013,595)	(10,513,880)	—	(9,366,333)
Net increase (decrease) in net assets resulting from capital share transactions	1,402,353	10,876,421	(19,013,595)	41,389,775	—	160,679
Net Increase (Decrease) in Net Assets	7,827,594	650,166	(4,472,824)	4,786,412	7,944,441	(10,841,093)
NET ASSETS:

Beginning of period	$16,511,495	$15,861,329	$59,713,591	$54,927,179	$14,406,177	$25,247,270

End of period	$24,339,089	$16,511,495	$55,240,767	$59,713,591	$22,350,618	$14,406,177
Undistributed net investment income included in net assets at end of period	$13,403	$8,240	$30,995	$29,566	$18,509	$5,222
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	350,002	2,150,000	1,200,002	550,000	600,002

Shares created	50,000	250,000	—	1,300,000	—	250,000

Shares redeemed	—	(2)	(650,000)	(350,002)	—	(300,002)
Shares outstanding, end of period	650,000	600,000	1,500,000	2,150,000	550,000	550,000

See Notes to Financial Statements.

68	WisdomTree Domestic and International Earnings Funds

Statements of Changes in Net Assets (continued)

WisdomTree Domestic and International Earnings Funds

	WisdomTree SmallCap Earnings Fund		WisdomTree Earnings Top 100 Fund		WisdomTree LargeCap Value Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009[1] (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$109,735	$248,299	$76,454	$281,860	$256,287	$617,984

Net realized gain (loss) on investments	9,506	(5,600,297)	(93,983)	(6,973,278)	(1,646,843)	(9,907,303)

Net change in unrealized appreciation (depreciation) on investments	13,699,928	(2,855,403)	4,283,237	(514,024)	9,034,334	(3,805,769)
Net increase (decrease) in net assets resulting from operations	13,819,169	(8,207,401)	4,265,708	(7,205,442)	7,643,778	(13,095,088)
DIVIDENDS:

Net investment income	(99,275)	(255,760)	(76,531)	(285,573)	(250,894)	(620,423)
Total dividends	(99,275)	(255,760)	(76,531)	(285,573)	(250,894)	(620,423)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	34,562,829	14,663,798	—	5,598,290	—	15,738,329

Cost of shares redeemed	—	(7,837,559)	—	(2,944,085)	—	(5,356,254)
Net increase in net assets resulting from capital share transactions	34,562,829	6,826,239	—	2,654,205	—	10,382,075
Net Increase (Decrease) in Net Assets	48,282,723	(1,636,922)	4,189,177	(4,836,810)	7,392,884	(3,333,436)
NET ASSETS:

Beginning of period	$13,947,639	$15,584,561	$8,531,258	$13,368,068	$20,606,886	$23,940,322

End of period	$62,230,362	$13,947,639	$12,720,435	$8,531,258	$27,999,770	$20,606,886
Undistributed net investment income included in net assets at end of period	$17,573	$7,113	$5,901	$5,978	$12,963	$7,570
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	400,002	350,000	300,002	850,000	550,002

Shares created	950,000	450,000	—	150,000	—	450,000

Shares redeemed	—	(250,002)	—	(100,002)	—	(150,002)
Shares outstanding, end of period	1,550,000	600,000	350,000	350,000	850,000	850,000

[1]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	69

Statements of Changes in Net Assets (concluded)

WisdomTree Domestic and International Earnings Funds

	WisdomTree LargeCap Growth Fund		WisdomTree India Earnings Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Period December 4, 2008* through March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$121,544	$22,365	$1,522,028	$1,576,738

Net realized gain (loss) on investments	470,333	222,081	(120,412)	(58,840,054)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	2,513,564	(78,069)	181,919,793	(101,061,368)
Net increase (decrease) in net assets resulting from operations	3,105,441	166,377	183,321,409	(158,324,684)
DIVIDENDS:

Net investment income	(120,170)	(20,745)	(1,161,122)	(1,428,048)
Total dividends	(120,170)	(20,745)	(1,161,122)	(1,428,048)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,642,456	14,314,630	202,587,476	196,069,631

Cost of shares redeemed	(125)	(5,324,232)	(190)	(29,661,633)
Net increase in net assets resulting from capital share transactions	5,642,331	8,990,398	202,587,286	166,407,998
Net Increase in Net Assets	8,627,602	9,136,030	384,747,573	6,655,266
NET ASSETS:

Beginning of period	$9,136,130	$100	$169,195,242	$162,539,976

End of period	$17,763,732	$9,136,130	$553,942,815	$169,195,242
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$3,137	$1,763	$289,008	$(71,898)
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	350,004	4	15,400,000	7,200,004

Shares created	200,000	550,000	11,200,000	10,600,000

Shares redeemed	(4)	(200,000)	—	(2,400,004)
Shares outstanding, end of period	550,000	350,004	26,600,000	15,400,000
*	Commencement of investment operations.

See Notes to Financial Statements.

70	WisdomTree Domestic and International Earnings Funds

Financial Highlights

WisdomTree Domestic and International Earnings Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Total Earnings Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$27.52	$45.32	$48.99	$49.97
Investment operations:
Net investment income[2]	0.31	0.87	0.85	0.11
Net realized and unrealized gain (loss)	9.91	(17.87)	(3.56)	(1.00)
Total from investment operations	10.22	(17.00)	(2.71)	(0.89)
Dividends to shareholders:
Net investment income	(0.30)	(0.80)	(0.96)	(0.09)
Total dividends to shareholders	(0.30)	(0.80)	(0.96)	(0.09)
Net asset value, end of period	$37.44	$27.52	$45.32	$48.99

TOTAL RETURN[3]	37.25%	(37.86)%	(5.69)%	(1.79)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$24,339	$16,511	$15,861	$24,497
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.28%	0.35%[4]
Net investment income	1.86%[4]	2.33%	1.76%	2.21%[4]
Portfolio turnover rate[5]	1%	23%	11%	1%

WisdomTree Earnings 500 Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$27.77	$45.77	$48.85	$49.77
Investment operations:
Net investment income[2]	0.32	0.91	0.94	0.11
Net realized and unrealized gain (loss)	9.08	(18.07)	(3.18)	(0.94)
Total from investment operations	9.40	(17.16)	(2.24)	(0.83)
Dividends to shareholders:
Net investment income	(0.34)	(0.84)	(0.84)	(0.09)
Total dividends to shareholders	(0.34)	(0.84)	(0.84)	(0.09)
Net asset value, end of period	$36.83	$27.77	$45.77	$48.85

TOTAL RETURN[3]	33.96%	(37.83)%	(4.72)%	(1.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$55,241	$59,714	$54,927	$19,538
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.28%[4]	0.28%	0.28%	0.28%[4]
Expenses, prior to expense reimbursements	0.28%[4]	0.28%	0.28%	0.37%[4]
Net investment income	1.98%[4]	2.49%	1.93%	2.24%[4]
Portfolio turnover rate[5]	3%	21%	8%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	71

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree MidCap Earnings Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$26.19	$42.08	$48.77	$50.01
Investment operations:
Net investment income[2]	0.19	0.54	0.81	0.07
Net realized and unrealized gain (loss)	14.42	(15.88)	(6.90)	(1.25)
Total from investment operations	14.61	(15.34)	(6.09)	(1.18)
Dividends to shareholders:
Net investment income	(0.16)	(0.55)	(0.60)	(0.06)
Total dividends to shareholders	(0.16)	(0.55)	(0.60)	(0.06)
Net asset value, end of period	$40.64	$26.19	$42.08	$48.77

TOTAL RETURN[3]	55.89%	(36.73)%	(12.57)%	(2.37)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,351	$14,406	$25,247	$4,877
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.74%[4]
Net investment income	1.08%[4]	1.49%	1.70%	1.47%[4]
Portfolio turnover rate[5]	1%	39%	45%	0%[6]

WisdomTree SmallCap Earnings Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$23.25	$38.96	$48.03	$50.03
Investment operations:
Net investment income[2]	0.12	0.47	0.58	0.06
Net realized and unrealized gain (loss)	16.87	(15.64)	(9.17)	(2.02)
Total from investment operations	16.99	(15.17)	(8.59)	(1.96)
Dividends to shareholders:
Net investment income	(0.09)	(0.54)	(0.48)	(0.04)
Total dividends to shareholders	(0.09)	(0.54)	(0.48)	(0.04)
Net asset value, end of period	$40.15	$23.25	$38.96	$48.03

TOTAL RETURN[3]	73.13%	(39.31)%	(17.97)%	(3.92)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$62,230	$13,948	$15,585	$9,607
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.58%[4]
Net investment income	0.71%[4]	1.49%	1.28%	1.39%[4]
Portfolio turnover rate[5]	1%	51%	37%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

72	WisdomTree Domestic and International Earnings Funds

Financial Highlights (continued)

WisdomTree Domestic and International Earnings Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Earnings Top 100 Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$24.38	$44.56	$49.38	$50.15
Investment operations:
Net investment income[2]	0.22	0.81	0.90	0.10
Net realized and unrealized gain (loss)	11.96	(20.20)	(4.69)	(0.80)
Total from investment operations	12.18	(19.39)	(3.79)	(0.70)
Dividends to shareholders:
Net investment income	(0.22)	(0.79)	(1.03)	(0.07)
Total dividends to shareholders	(0.22)	(0.79)	(1.03)	(0.07)
Net asset value, end of period	$36.34	$24.38	$44.56	$49.38

TOTAL RETURN[3]	50.06%	(43.93)%	(7.89)%	(1.39)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$12,720	$8,531	$13,368	$24,688
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.45%[4]
Net investment income	1.38%[4]	2.34%	1.83%	2.03%[4]
Portfolio turnover rate[5]	2%	50%	13%	2%

WisdomTree LargeCap Value Fund	For the Six Months Ended September 30, 2009[a] (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period February 23, 2007[1] through March 31, 2007
Net asset value, beginning of period	$24.24	$43.53	$49.06	$49.99
Investment operations:
Net investment income[2]	0.30	0.86	1.03	0.10
Net realized and unrealized gain (loss)	8.70	(19.33)	(5.49)	(0.95)
Total from investment operations	9.00	(18.47)	(4.46)	(0.85)
Dividends to shareholders:
Net investment income	(0.30)	(0.82)	(1.07)	(0.08)
Total dividends to shareholders	(0.30)	(0.82)	(1.07)	(0.08)
Net asset value, end of period	$32.94	$24.24	$43.53	$49.06

TOTAL RETURN[3]	37.17%	(42.87)%	(9.31)%	(1.69)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$28,000	$20,607	$23,940	$24,529
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.38%[4]	0.38%	0.38%	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%	0.38%	0.45%[4]
Net investment income	1.99%[4]	2.60%	2.10%	1.98%[4]
Portfolio turnover rate[5]	76%	54%	20%	1%

[a]

This information reflects the investment objective and strategy of the WisdomTree Low P/E Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree LargeCap Value Fund thereafter.

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree Domestic and International Earnings Funds	73

Financial Highlights (concluded)

WisdomTree Domestic and International Earnings Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree LargeCap Growth Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Period December 4, 2008[1] through March 31, 2009
Net asset value, beginning of period	$26.10	$25.28
Investment operations:
Net investment income[2]	0.23	0.09
Net realized and unrealized gain	6.19	0.81
Total from investment operations	6.42	0.90
Dividends to shareholders:
Net investment income	(0.22)	(0.08)
Total dividends to shareholders	(0.22)	(0.08)
Net asset value, end of period	$32.30	$26.10

TOTAL RETURN[3]	24.64%	3.56%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$17,764	$9,136
Ratio to average net assets of:
Expenses, net expense reimbursements	0.38%[4]	0.38%[4]
Expenses, prior to expense reimbursements	0.38%[4]	0.38%[4]
Net investment income	1.54%[4]	1.26%[4]
Portfolio turnover rate[5]	46%	1%

WisdomTree India Earnings Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Period February 22, 2008[1] through March 31, 2008
Net asset value, beginning of period	$10.99	$22.57	$24.94
Investment operations:
Net investment income (loss)[2]	0.07	0.12	(0.01)
Net realized and unrealized gain (loss)	9.81	(11.60)	(2.36)
Total from investment operations	9.88	(11.48)	(2.37)
Dividends to shareholders:
Net investment income	(0.05)	(0.10)	—
Total dividends to shareholders	(0.05)	(0.10)	—
Net asset value, end of period	$20.82	$10.99	$22.57

TOTAL RETURN[3]	89.89%	(50.89)%	(9.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$553,943	$169,195	$162,540
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.88%[4]	0.88%	0.88%[4]
Expenses, prior to expense reimbursements	0.90%[4]	0.92%	2.10%[4]
Net investment income (loss)	0.86%[4]	0.77%	(0.41)%[4]
Portfolio turnover rate[5]	36%	42%	0%[6]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than 1%.

See Notes to Financial Statements.

74	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2009, the Trust offered 51 investment funds (each a “Fund”, collectively, the “Funds”). The Funds described herein commenced operations on February 23, 2007, with the exception of the India Earnings Fund and LargeCap Growth Fund which commenced operations on February 22, 2008 and December 4, 2008, respectively.

These financial statements relate only to the WisdomTree Total Earnings Fund (“Total Earnings Fund”), WisdomTree Earnings 500 Fund (“Earnings 500 Fund”), WisdomTree MidCap Earnings Fund (“MidCap Earnings Fund”), WisdomTree SmallCap Earnings Fund (“SmallCap Earnings Fund”), WisdomTree Earnings Top 100 Fund (“Earnings Top 100 Fund”), WisdomTree LargeCap Value Fund (“LargeCap Value Fund”), WisdomTree LargeCap Growth Fund (“LargeCap Growth Fund”) and WisdomTree India Earnings Fund (“India Earnings Funds”), together the “Domestic and International Earnings Funds.” The India Earnings Fund makes it investments through the WisdomTree India Investment Portfolio, Inc. (the “Portfolio”), a wholly owned subsidiary organized in the Republic of Mauritius. The Portfolio is advised by WisdomTree Asset Management and is sub-advised by Mellon Capital Management Corporation, Inc. This structure should permit the India Earnings Fund to benefit from a tax treaty between India and Mauritius. Recently, the Supreme Court of India upheld the validity of this tax treaty in response to a lower court challenge contesting the treaty’s applicability to entities such as WisdomTree India Earnings Fund. No assurance can be given that the terms of the treaty will not be subject to re-negotiation in the future or subject to a different interpretation. Any change in the provision of this treaty or in its applicability to WisdomTree India Earnings Fund could result in the imposition of withholding and other taxes on the India Earnings Fund by tax authorities in India. This would reduce the return to the India Earnings Fund on its investments and the return received by India Earnings Fund shareholders. References to investments by the India Earnings Fund herein should be understood to refer to investments by the Portfolio.

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified. The securities in each Index are weighted based on earnings or earnings yield.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

WisdomTree Domestic and International Earnings Funds	75

Notes to Financial Statements (unaudited) (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s assets carried at fair value:

Total Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$24,261,974	$—	$—
Money Market Fund	—	290,801	—
Total	$24,261,974	$290,801	$—

Earnings 500 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$55,109,364	$—	$—
Money Market Fund	—	391,127	—
Total	$55,109,364	$391,127	$—

MidCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,283,642	$—	$—
Money Market Fund	—	475,553	—
Total	$22,283,642	$475,553	$—

SmallCap Earnings Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$61,997,152	$—	$—
Money Market Fund	—	2,472,477	—
Total	$61,997,152	$2,472,477	$—

Earnings Top 100 Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$12,700,389	$—	$—
Money Market Fund	—	123,118	—
Total	$12,700,389	$123,118	$—

LargeCap Value Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$27,924,499	$—	$—
Money Market Fund	—	322,121	—
Total	$27,924,499	$322,121	$—

76	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

LargeCap Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$17,751,209	$—	$—

India Earnings Fund	Level 1	Level 2	Level 3
Common Stocks	$554,241,022	$—	$—

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the six-months ended September 30, 2009.

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds (other than the India Earnings Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement effective, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $180,782 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2009. Expense in excess of 0.0044% were paid by WTAM. WTAM has agreed to limit the total expenses of the India Earnings Fund to 0.88%.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds are disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign

WisdomTree Domestic and International Earnings Funds	77

Notes to Financial Statements (unaudited) (continued)

banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital. The India Earnings Fund has filed an election to treat the WisdomTree India Investment Portfolio, Inc. as a “pass-through” entity for tax purposes.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund (other than the India Earnings Fund), WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the India Earnings Fund to 0.88%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
Total Earnings Fund	0.28%
Earnings 500 Fund	0.28%
MidCap Earnings Fund	0.38%
SmallCap Earnings Fund	0.38%
Earnings Top 100 Fund	0.38%
LargeCap Value Fund	0.38%
LargeCap Growth Fund	0.38%
India Earnings Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2009, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The WisdomTree India Earnings Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

78	WisdomTree Domestic and International Earnings Funds

Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales
Total Earnings Fund	$336,293	$288,457
Earnings 500 Fund	1,767,056	1,329,112
MidCap Earnings Fund	143,131	119,107
SmallCap Earnings Fund	187,468	336,209
Earnings Top 100 Fund	193,687	180,785
LargeCap Value Fund	19,250,801	19,242,816
LargeCap Growth Fund	7,396,116	7,252,200
India Earnings Fund	332,509,858	129,301,899

For the six months ended September 30, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
Total Earnings Fund	$1,401,681	$—
Earnings 500 Fund	—	18,984,401
MidCap Earnings Fund	—	—
SmallCap Earnings Fund	34,529,021	—
Earnings Top 100 Fund	—	—
LargeCap Value Fund	—	—
LargeCap Growth Fund	5,504,055	—
India Earnings Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2009, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Total Earnings Fund	$26,867,816	$1,319,068	$(3,634,109)	$(2,315,041)
Earnings 500 Fund	66,844,562	1,443,910	(12,787,981)	(11,344,071)
MidCap Earnings Fund	22,477,225	3,596,605	(3,314,635)	281,970
SmallCap Earnings Fund	56,977,503	9,556,752	(2,064,626)	7,492,126
Earnings Top 100 Fund	11,778,337	2,452,163	(1,406,993)	1,045,170
LargeCap Value Fund	26,611,940	2,593,289	(958,609)	1,634,680
LargeCap Growth Fund	15,315,714	2,513,827	(78,332)	2,435,495
India Earnings Fund	484,002,913	76,579,125	(6,341,016)	70,238,109

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

WisdomTree Domestic and International Earnings Funds	79

Notes to Financial Statements (unaudited) (concluded)

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

80	WisdomTree Domestic and International Earnings Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree Domestic and International Earnings Funds	81

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

380 Madison Avenue, 21st Floor

New York, NY 10017

1.866.909.WISE (9473)

www.wisdomtree.com

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WisdomTree Earnings ETFs

WisdomTree Total Earnings Fund

WisdomTree Earnings 500 Fund

WisdomTree MidCap Earnings Fund

WisdomTree SmallCap Earnings Fund

WisdomTree Earnings Top 100 Fund

WisdomTree LargeCap Value Fund

WisdomTree LargeCap Growth Fund

WisdomTree India Earnings Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002174 (11/2010)

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WisdomTree Trust

International Dividend Funds

Semi-Annual Report

For the six-month period ended September 30, 2009

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree DEFA Fund (DWM)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as the combined weights of the securities in underlying ETFs which DWM holds.

Top Ten Holdings* as of 9/30/09

Description	Weight**
BP PLC	2.2%
Banco Santander S.A.	1.9%
HSBC Holdings PLC	1.8%
Telefonica S.A.	1.5%
TOTAL S.A.	1.5%
ENI SpA	1.4%
Vodafone Group PLC	1.4%
China Mobile Ltd.	1.3%
Deutsche Telekom AG	1.1%
Royal Dutch Shell	1.1%
*	The ten largest holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security.

**	The percentage represents the combined weights of securities in underlying ETFs which DWM holds.

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (DEFA) Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Dividend Index of Europe, Far East Asia and Australasia Index (WisdomTree DEFA Index). The WisdomTree DEFA Fund operates as a “fund of funds” and attempts to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund now invests in primarily the WisdomTree Europe Total Dividend, Japan Total Dividend and Pacific ex-Japan Total Dividend Funds. By investing in these ETFs, the Fund will achieve exposure to the securities in the DEFA Index.

The WisdomTree DEFA Fund returned 49.34% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The following is reflective of new strategy in effect for the period. The Fund is comprised of three WisdomTree ETFs: WisdomTree Europe Total Dividend Fund (DEB), WisdomTree Pacific ex-Japan Total Dividend Fund (DND) and the WisdomTree Japan Total Dividend Fund (DXJ). The Europe Total Dividend Fund contributed most significantly to the performance, with an average weight of 39.75% of the Fund and returns of 19.90% over the period. Please see page 3 for complete standardized performance information for the Europe Total Dividend Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Index	MSCI EAFE Index
Six Months[1]	49.34%	49.69%	50.00%	49.85%
One Year	2.30%	0.98%	2.52%	3.23%
Three Years	-2.47%	-2.69%	-1.80%	-3.59%
Since Inception[2]	0.71%	0.73%	1.41%	-0.67%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Underlying Funds Weight as of 9/30/09

WisdomTree Europe Total Dividend Fund	71.7%
WisdomTree Pacific ex-Japan Total Dividend Fund	15.9%
WisdomTree Japan Total Dividend Fund	12.4%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	1

Performance Summary (unaudited)

WisdomTree DEFA Equity Income Fund (DTH)

(Formerly WisdomTree DEFA High-Yielding Equity Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BP PLC	3.7%
Banco Santander S.A.	3.1%
HSBC Holdings PLC	2.9%
Telefonica S.A.	2.6%
TOTAL S.A.	2.6%
ENI SpA	2.4%
Vodafone Group PLC	2.3%
France Telecom S.A.	1.9%
Royal Dutch Shell PLC Class A	1.8%
Novartis AG	1.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree DEFA Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree DEFA Equity Income Index.

The WisdomTree DEFA Equity Income Fund returned 54.31% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 23.46% of the Fund and returns of 46.70% over the period. Contributing least to the Fund’s performance was Ireland, which returned 73.82% over the period, with an average weight of 0.02% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs. NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree DEFA Equity Income Index	MSCI EAFE Value Index
Six Months[1]	54.31%	55.40%	55.02%	58.46%
One Year	1.18%	-0.32%	1.75%	7.35%
Three Years	-3.36%	-3.31%	-2.29%	-4.07%
Since Inception[2]	-0.09%	-0.03%	1.06%	-0.75%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe Total Dividend Fund (DEB)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BP PLC	3.1%
Banco Santander S.A.	2.7%
HSBC Holdings PLC	2.5%
Telefonica S.A.	2.1%
TOTAL S.A.	2.0%
ENI SpA	2.0%
Vodafone Group PLC	2.0%
Deutsche Telekom AG	1.6%
Royal Dutch Shell PLC Class A	1.5%
Novartis AG	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe Dividend Index.

The WisdomTree Europe Total Dividend Fund returned 50.79% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 27.38% of the Fund and returns of 45.96% over the period. Contributing least to the Fund’s performance was Ireland, which returned 34.92% over the period, with an average weight of 0.28% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe Dividend Index	MSCI Europe Index
Six Months[1]	50.79%	50.92%	51.66%	53.98%
One Year	0.17%	-1.51%	0.08%	1.57%
Three Years	-3.93%	-4.10%	-3.28%	-3.64%
Since Inception[2]	-0.47%	-0.60%	0.40%	-0.08%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	3

Performance Summary (unaudited)

WisdomTree Global Equity Income Fund (DEW)

(Formerly WisdomTree Europe Equity Income Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as the combined weights of the securities in underlying ETFs which DEW holds.

Top Ten Holdings* as of 9/30/09

Description	Weight**
General Electric Co.	2.3%
BP PLC	2.1%
Bank of America Corp.	1.9%
HSBC Holdings PLC	1.7%
Banco Santander S.A.	1.7%
AT&T Inc.	1.6%
Telefonica S.A.	1.5%
TOTAL S.A.	1.5%
Pfizer Inc.	1.5%
JPMorgan Chase & Co.	1.5%
*	The ten largest holdings are subject to change and there are no guarantees the Fund will remain invested in any particular security.

**	The percentage represents the combined weights of securities in underlying ETFs which DEW holds.

The WisdomTree Global Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Global Equity Income Index. The Global Equity Income Fund operates as a “fund of funds” and attempts to achieve its investment objective by investing primarily in other WisdomTree exchange traded funds (“ETFs”). Instead of investing in several hundred securities, the Fund now invests primarily in the WisdomTree Equity Income Fund, DEFA Equity Income Fund and Emerging Markets Equity Income Fund. By investing in these ETFs the Fund will achieve exposure to the securities in the Global Equity Income Index. Prior to June 20, 2009, the WisdomTree Global Equity Income Fund was named the WisdomTree Europe Equity Income Fund and followed the investment objective of the WisdomTree Europe Equity Income Index. The information on this page and throughout this financial report reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

The WisdomTree Global Equity Income Fund returned 56.02% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The following is reflective of the new strategy in effect for the latter three months of reporting period. The Fund is comprised of three WisdomTree ETFs: Emerging Markets Equity Income Fund (DEM), DEFA Equity Income Fund (DTH) and Equity Income Fund (DHS). The DEFA Equity Income Fund contributed most significantly to performance, with an average weight of 56.73% of the Fund and returns of 54.31% over the period. Please see page 2 for complete standardized performance information for the DEFA Equity Income Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Spliced Cap-Weighted Benchmark Index[2]
Six Months[3]	56.02%	56.47%	55.23%	55.64%
One Year	-2.72%	-3.78%	-3.22%	-2.48%
Three Years	-5.26%	-5.23%	-5.01%	-7.72%
Since Inception[4]	-1.68%	-1.71%	-1.31%	-3.58%
[1]	WisdomTree Europe Equity Income Index through June 19, 2009; WisdomTree Global Equity Income Index thereafter.
[2]	MSCI Europe Value Index through June 19, 2009; MSCI AC World Index thereafter.
[3]	Returns of less than one year are cumulative.
[4]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Underlying Funds Weight as of 9/30/09

WisdomTree DEFA Equity Income Fund	60.6%
WisdomTree Equity Income Fund	26.7%
WisdomTree Emerging Markets Equity Income Fund	12.7%

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Euronav N.V.	2.2%
Electrocomponents PLC	1.3%
Uponor Oyj	1.3%
Intermediate Capital Group PLC	1.2%
Melrose PLC	1.1%
Flughafen Wien AG	1.1%
DS Smith PLC	1.0%
National Express Group PLC	1.0%
Veidekke ASA	0.9%
Brit Insurance Holdings PLC	0.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Europe SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Europe SmallCap Dividend Index.

The WisdomTree Europe SmallCap Dividend Fund returned 68.88% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 40.93% of the Fund and returns of 72.65% over the period. Contributing least to the Fund’s performance was Denmark, which returned 22.42% over the period, with an average weight of 1.16% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Europe SmallCap Dividend Index	MSCI Europe SmallCap Index
Six Months[1]	68.88%	69.85%	72.06%	75.99%
One Year	7.66%	6.02%	8.51%	13.64%
Three Years	-6.10%	-6.17%	-5.85%	-2.76%
Since Inception[2]	-2.70%	-2.88%	-2.25%	0.53%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	5

Performance Summary (unaudited)

WisdomTree Japan Total Dividend Fund (DXJ)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
NTT DoCoMo, Inc.	3.9%
Toyota Motor Corp.	3.8%
Nippon Telegraph & Telephone Corp.	3.5%
Honda Motor Co. Ltd.	2.6%
Canon, Inc.	2.6%
Takeda Pharmaceutical Co., Ltd.	2.2%
Mitsubishi UFJ Financial Group, Inc.	2.1%
Mitsubishi Corp.	1.5%
Mizuho Financial Group, Inc.	1.4%
Panasonic Corp.	1.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan Dividend Index.

The WisdomTree Japan Total Dividend Fund returned 28.68% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Consumer Discretionary contributed most significantly to this performance, with an average weight of 20.07% of the Fund and returns of 35.50% over the period. Contributing least to the Fund’s performance was Utilities, which returned 9.44% over the period, with an average weight of 7.22% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan Dividend Index	MSCI Japan Index
Six Months[1]	28.68%	24.43%	29.04%	31.06%
One Year	1.90%	-1.15%	1.17%	-0.57%
Three Years	-6.44%	-6.67%	-6.50%	-8.02%
Since Inception[2]	-4.91%	-4.96%	-5.06%	-6.31%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree World ex-U.S. Growth Fund (DNL)

(Formerly WisdomTree Japan Equity Income Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BP PLC	12.1%
Royal Dutch Shell PLC Class A	5.8%
Royal Dutch Shell PLC Class B	5.0%
BHP Billiton Ltd.	3.9%
AstraZeneca PLC	3.1%
Petroleo Brasileiro S.A.	3.1%
CNOOC Ltd.	2.9%
Hennes & Mauritz AB Class B	2.4%
BHP Billiton PLC	2.3%
Inditex S.A.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree World ex-U.S. Growth Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree World ex-U.S. Growth Index. The Fund invests in developed and emerging market securities. Emerging market securities are subject to additional risks not associated with investing in U.S. securities or securities from more developed markets. These risks include greater price volatility, lower trading volume and liquidity and greater social, political and economic uncertainty. Prior to June 20, 2009, the WisdomTree World ex-U.S. Growth Fund was named the WisdomTree Japan Equity Income Fund and followed the investment objective of the WisdomTree Japan Equity Income Index. The information on this page and throughout this financial report reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

The WisdomTree World ex-U.S Growth Fund returned 30.92% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The following is reflective of the new strategy in effect for the latter three months of reporting period. Energy contributed most significantly to this performance, with an average weight of 35.92% of the Fund and returns of 14.00% over the period. Contributing least to the Fund’s performance was Utilities, which returned 6.08% over the period, with an average weight of 3.54% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	Spliced Cap-Weighted Benchmark Index[2]
Six Months[3]	30.92%	29.58%	31.10%	47.36%
One Year	6.86%	5.56%	6.73%	20.78%
Three Years	-2.30%	-2.03%	-2.08%	-0.06%
Since Inception[4]	-0.89%	-0.45%	-0.63%	1.37%
[1]	WisdomTree Japan Equity Income Index through June 19, 2009; WisdomTree World ex-U.S. Growth Index thereafter.
[2]	MSCI Japan Value Index through June 19, 2009; MSCI AC World ex-U.S.A. Growth Index thereafter.
[3]	Returns of less than one year are cumulative.
[4]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	7

Performance Summary (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

Sector Breakdown† as of 9/30/09‡

†	The Fund’s sector breakdown is expressed as a percentage of total investments and may change over time.

‡	A sector may be comprised of several industries.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Hitachi Koki Co., Ltd.	1.0%
Heiwa Corp.	0.9%
Yokogawa Electric Corp.	0.9%
Park24 Co., Ltd.	0.8%
Onward Holdings Co., Ltd.	0.8%
Nippon Kayaku Co., Ltd.	0.8%
Denki Kagaku Kogyo K.K.	0.8%
NHK Spring Co., Ltd.	0.7%
Nifco, Inc.	0.6%
Takefuji Corp.	0.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Japan SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Japan SmallCap Dividend Index.

The WisdomTree Japan SmallCap Dividend Fund returned 34.14% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Industrials contributed most significantly to this performance, they comprised on average 25.19% of the Fund and returns of 35.93% over the period. Contributing least to the Fund’s performance was Utilities, which returned 10.63% over the period, with an average weight of 0.58% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Japan SmallCap Dividend Index	MSCI Japan SmallCap Index
Six Months[1]	34.14%	31.84%	35.52%	35.30%
One Year	15.39%	11.75%	16.31%	15.68%
Three Years	-4.59%	-4.73%	-4.04%	-6.28%
Since Inception[2]	-4.61%	-4.29%	-4.22%	-6.62%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The Investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
China Mobile Ltd.	8.5%
Commonwealth Bank of Australia	5.6%
National Australia Bank Ltd.	5.0%
Westpac Banking Corp.	4.5%
BHP Billiton Ltd.	4.3%
Australia & New Zealand Banking Group Ltd.	4.3%
Telstra Corp., Ltd.	3.6%
CNOOC Ltd.	3.4%
Wesfarmers Ltd.	2.1%
Hang Seng Bank Ltd.	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Total Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree Pacific ex-Japan Total Dividend Fund returned 60.19% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Australia contributed most significantly to this performance, with an average weight of 56.38% of the Fund and returns of 77.51% over the period. Contributing least to the Fund’s performance was New Zealand, which returned 48.32% over the period, with an average weight of 2.35% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Dividend Index	MSCI Pacific ex-Japan Index
Six Months[1]	60.19%	59.58%	61.61%	68.06%
One Year	16.10%	12.54%	17.15%	23.19%
Three Years	8.53%	8.43%	9.76%	7.45%
Since Inception[2]	10.45%	10.56%	11.66%	9.01%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an Investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	9

Performance Summary (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

(Formerly WisdomTree Pacific ex-Japan High-Yielding Equity Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Commonwealth Bank of Australia	9.6%
National Australia Bank Ltd.	9.2%
Australia & New Zealand Banking Group Ltd.	9.0%
Telstra Corp., Ltd.	6.6%
Wesfarmers Ltd.	6.4%
QBE Insurance Group Ltd.	4.7%
Suncorp-Metway Ltd.	3.3%
AMP Ltd.	3.3%
Singapore Airlines Ltd.	3.0%
Leighton Holdings Ltd.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Pacific ex-Japan Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Pacific ex-Japan Equity Income Index.

The WisdomTree Pacific ex-Japan Equity Income Fund returned 80.41% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Australia contributed most significantly to this performance, with an average weight of 82.96% of the Fund and returns of 89.89% over the period. Contributing least to the Fund’s performance was Hong Kong, which returned 46.60% over the period, with an average weight of 0.82% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFS, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Pacific ex-Japan Equity Income Index	MSCI Pacific ex-Japan Value Index
Six Months[1]	80.41%	79.88%	81.73%	75.58%
One Year	26.82%	22.06%	27.97%	23.23%
Three Years	8.52%	8.33%	9.33%	5.54%
Since Inception[2]	10.15%	10.10%	10.95%	7.69%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BP PLC	3.1%
Banco Santander S.A.	2.6%
HSBC Holdings PLC	2.4%
TOTAL S.A.	2.1%
Telefonica S.A.	2.0%
ENI SpA	2.0%
Vodafone Group PLC	1.8%
China Mobile Ltd.	1.7%
Nestle S.A.	1.6%
Novartis AG	1.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International LargeCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International LargeCap Dividend Index.

The WisdomTree International LargeCap Dividend Fund returned 47.46% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 20.91% of the Fund and returns of 45.80% over the period. Contributing least to the Fund’s performance was Ireland, which returned 16.41% over the period, with an average weight of 0.09% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.48%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International LargeCap Dividend Index	MSCI EAFE Index
Six Months[1]	47.46%	47.13%	47.70%	49.85%
One Year	0.54%	-1.24%	0.47%	3.23%
Three Years	-2.51%	-2.48%	-2.14%	-3.59%
Since Inception[2]	0.65%	0.56%	1.06%	-0.67%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	11

Performance Summary (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

(Formerly WisdomTree International Dividend Top 100 Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BT Group PLC	4.0%
Telecom Italia SpA RSP	2.8%
Deutsche Post AG	2.3%
Portugal Telecom, SGPS, S.A.	2.3%
Parmalat SpA	2.1%
Enel SpA	2.1%
France Telecom S.A.	2.0%
Sandvik AB	2.0%
Vallourec S.A.	1.8%
United Utilities Group PLC	1.7%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Dividend ex-Financials Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Dividend ex-Financials Index. The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector. Prior to May 9, 2009, the WisdomTree International Dividend ex-Financials Fund was named the WisdomTree International Dividend Top 100 Fund and followed the investment objective of the WisdomTree International Dividend Top 100 Index. The information on this page and throughout this financial report reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

The WisdomTree International Dividend ex-Financials Fund returned 53.08% at net asset value (“NAV”) for the six month period ending on September 30, 2009. France contributed most significantly to this performance, with an average weight of 16.36% of the Fund and returns of 70.55% over the period. Contributing least to the Fund’s performance was Hong Kong, which returned 10.85% over the period, with an average weight of 1.16% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	Spliced WisdomTree Index[1]	MSCI EAFE Value Index
Six Months[2]	53.08%	53.68%	53.68%	58.46%
One Year	-1.52%	-3.59%	-1.52%	7.35%
Three Years	-3.31%	-3.39%	-2.84%	-4.07%
Since Inception[3]	0.44%	0.22%	0.93%	-0.75%
[1]	WisdomTree International Dividend Top 100 Index through May 8, 2009; WisdomTree International Dividend ex-Financials Index thereafter.
[2]	Returns of less than one year are cumulative.
[3]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

12	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Gecina S.A.	1.2%
Suncorp-Metway Ltd.	1.0%
Man Group PLC	0.9%
Vallourec S.A.	0.9%
voestalpine AG	0.8%
Telecom Italia SpA RSP	0.8%
Grupo Ferrovial, S.A.	0.8%
Segro PLC	0.8%
Mediaset SpA	0.8%
Deutsche Lufthansa AG	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International MidCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International MidCap Dividend Index.

The WisdomTree International MidCap Dividend Fund returned 55.16% at net asset value (“NAV”) for the six month period ending on September 30, 2009. France contributed most significantly to this performance, with an average weight of 10.17% of the Fund and returns of 82.98% over the period. Contributing least to the Fund’s performance was Ireland, which returned 43.82% over the period, with an average weight of 0.07% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International MidCap Dividend Index	MSCI EAFE MidCap Index
Six Months[1]	55.16%	55.30%	55.97%	53.12%
One Year	9.11%	7.68%	8.66%	5.74%
Three Years	-1.36%	-1.31%	-1.52%	-4.71%
Since Inception[2]	2.22%	2.15%	2.14%	-1.46%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	13

Performance Summary (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Bendigo and Adelaide Bank Ltd.	0.9%
Euronav N.V.	0.8%
Goodman Fielder Ltd.	0.7%
David Jones Ltd.	0.7%
West Australian Newspapers Holdings Ltd.	0.6%
YIT Oyj	0.6%
Peab AB	0.6%
Venture Corp., Ltd.	0.6%
Park24 Co., Ltd.	0.5%
Koninklijke BAM Groep N.V.	0.5%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International SmallCap Dividend Index.

The WisdomTree International SmallCap Dividend Fund returned 57.38% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Australia contributed most significantly to this performance, with an average weight of 13.70% of the Fund and returns of 107.79% over the period. Contributing least to the Fund’s performance was Denmark, which returned 20.34% over the period, with an average weight of 0.40% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International SmallCap Dividend Index	MSCI EAFE SmallCap Index
Six Months[1]	57.38%	56.16%	61.59%	63.97%
One Year	8.47%	6.03%	10.90%	15.46%
Three Years	-2.68%	-2.88%	-1.78%	-3.12%
Since Inception[2]	-0.11%	-0.32%	0.66%	-1.10%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on June 16, 2006.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

14	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Emerging Markets Equity Income Fund (DEM)

(Formerly WisdomTree Emerging Markets High-Yielding Equity Fund)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Banco do Brasil S.A.	4.0%
Formosa Petrochemical Corp.	3.6%
Nan Ya Plastics Corp.	3.3%
CEZ AS	2.6%
Formosa Chemicals & Fibre Corp.	2.5%
China Steel Corp.	2.3%
Formosa Plastics Corp.	2.3%
Cia Siderurgica Nacional S.A.	2.2%
Chunghwa Telecom Co., Ltd.	2.1%
Kumba Iron Ore Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets Equity Income Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets Equity Income Index.

The WisdomTree Emerging Markets Equity Income Fund returned 55.27% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Taiwan contributed most significantly to this performance, with an average weight of 31.98% of the Fund and returns of 47.28% over the period. Contributing least to the Fund’s performance was Argentina, which returned 75.07% over the period, with an average weight of 0.13% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets Equity Income Index	MSCI Emerging Markets Index
Six Months[1]	55.27%	55.17%	57.19%	62.90%
One Year	19.80%	18.69%	21.35%	19.07%
Since Inception[2]	1.00%	0.19%	1.84%	-7.53%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on July 13, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	15

Performance Summary (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

#	Amount represents less than 0.05%.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Discount Investment Corp.	3.0%
Nan Ya Printed Circuit Board Corp.	1.6%
Lite-On Technology Corp.	1.5%
Aneka Tambang Tbk PT	1.3%
Ford Otomotiv Sanayi A.S.	1.3%
Unipetrol A.S.	1.2%
AES Tiete S.A.	1.1%
Airports of Thailand PCL	1.0%
Highveld Steel And Vanadium Corp., Ltd.	0.9%
Investec Ltd.	0.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Emerging Markets SmallCap Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets SmallCap Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Fund returned 65.11% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Taiwan contributed most significantly to this performance, with an average weight of 31.88% of the Fund and returns of 62.28% over the period. Contributing least to the Fund’s performance was Russia, which returned 40.41%, over the period, with an average weight of 0.04% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.63%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Emerging Markets SmallCap Dividend Index	MSCI Emerging Markets SmallCap Index
Six Months[1]	65.11%	66.87%	69.25%	84.86%
One Year	34.85%	32.96%	36.20%	41.18%
Since Inception[2]	-8.97%	-8.50%	-7.91%	-14.64%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on October 30, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

16	WisdomTree International Dividend Funds

Performance Summary (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Industries Qatar	8.6%
Maroc Telecom	8.1%
Mobile Telecommunications Co. KSC	6.9%
Qatar Telecom Q-Telephone QSC	4.6%
Qatar National Bank S.A.Q.	4.5%
Orascom Construction Industries	3.6%
Telecom Egypt	3.5%
Commercial Bank of Qatar	3.5%
Qatar Islamic Bank	3.0%
El Ezz Steel Co.	2.8%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree Middle East Dividend Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree Middle East Dividend Index.

The WisdomTree Middle East Dividend Fund returned 34.44% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Arab Emirates contributed most significantly to this performance, with an average weight of 16.00% of the Fund and returns of 89.08% over the period. Contributing least to the Fund’s performance was Bahrain, which returned 13.67% over the period, with an average weight of 2.19% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 18 for the list of index definitions. The annual expense ratio of the Fund is 0.88%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree Middle East Dividend Index	MSCI Arabian Markets ex-Saudi Arabia Index
Six Months[1]	34.44%	35.68%	40.40%	45.32%
One Year	-19.23%	-18.06%	-15.86%	-23.46%
Since Inception[2]	-28.82%	-28.60%	-25.50%	-32.55%
[1]	Returns of less than one year are cumulative.
[2]	Total returns are calculated based on the commencement of Fund trading on July 16, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Funds	17

Description of Indexes

Below are the descriptions of each index referenced in this Semi-Annual Report:

Correlated WisdomTree Indexes:

The WisdomTree Dividend Index of Europe, Far East Asia and Australasia (WisdomTree DEFA) is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States.

The WisdomTree DEFA Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree DEFA Index.

The WisdomTree Europe Dividend Index is a fundamentally weighted index that measures the performance of companies incorporated in developed Europe that pay regular cash dividends and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Europe Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Europe Dividend Index.

The WisdomTree Global Equity Income Index is a fundamentally weighted index that measures the performance of high dividend-paying companies selected from the WisdomTree Global Dividend Index, which measures the performance of dividend-paying companies in the U.S., developed and emerging markets.

The WisdomTree Europe SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the European dividend-paying market.

The WisdomTree Japan Dividend Index is a fundamentally weighted index that measures the performance of dividend-paying companies incorporated in Japan, listed on the Tokyo Stock Exchange and that meet other requirements necessary to be included in the WisdomTree DEFA Index.

The WisdomTree Japan Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Japan Dividend Index.

The WisdomTree World ex-US Growth Index is a fundamentally weighted index that measures the stock performance of growth companies selected from developed and emerging markets outside the U.S.

The WisdomTree Japan SmallCap Dividend Index measures the performance of dividend-paying small-capitalization companies in Japan.

The WisdomTree Pacific ex-Japan Dividend Index measures the performance of dividend-paying companies incorporated in the Pacific region, excluding Japan.

The WisdomTree Pacific ex-Japan Equity Income Index is a fundamentally weighted index that measures the performance of companies with high dividend yields selected from the WisdomTree Pacific ex-Japan Dividend Index.

The WisdomTree International LargeCap Dividend Index is a fundamentally weighted index that measures the performance of the large-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree International Dividend Top 100 Index measures the performance of the 100 highest dividend-yielding companies in the WisdomTree International LargeCap Dividend Index.

The WisdomTree International Dividend ex-Financials Index measures the performance of high dividend-yielding international stocks outside the financial sector.

The WisdomTree International MidCap Dividend Index is a fundamentally weighted index that measures the performance of the mid-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

18	WisdomTree International Dividend Funds

Description of Indexes (continued)

The WisdomTree International SmallCap Dividend Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world outside the U.S. and Canada.

The WisdomTree Emerging Markets Equity Income Index is a fundamentally weighted index that measures the performance of the highest dividend-yielding stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Emerging Markets SmallCap Dividend Index is a fundamentally weighted index that measures the performance of primarily small-cap stocks selected from the WisdomTree Emerging Markets Dividend Index.

The WisdomTree Middle East Dividend Index is a fundamentally weighted index that measures the performance of companies in the Middle East region that pay regular cash dividends on shares of common stock and that meet specified requirements as of the index measurement date.

Benchmarks:

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the developed market structure of 21 developed countries in Europe, Australasia and Japan.

The MSCI EAFE Value Index measures the performance of value stocks in the MSCI EAFE Index.

The MSCI Europe Index is a subset of the MSCI EAFE Index that measures the developed market equity performance of Western Europe.

The MSCI Europe Value Index measures the performance of Value stocks in the MSCI Europe Index.

The MSCI AC World Index measures the performance of the world stock market indexes covered by MSCI.

The MSCI Europe Small-Cap Index measures the performance of small-capitalization stocks in the MSCI Europe Index.

The MSCI Japan Index is a subset of the MSCI EAFE Index that measures the performance of the Japan equity market.

The MSCI Japan Value Index measures the performance of value stocks in the MSCI Japan Index.

The MSCI AC World ex USA Growth Index measures the performance of growth stocks in the developed and emerging markets covered by MSCI excluding the U.S.

The MSCI Japan SmallCap Index measures the performance of small-capitalization stocks in the MSCI Japan Index.

The MSCI Pacific ex-Japan Index is a subset of the MSCI EAFE Index and measures the performance of stocks in Australia, Hong Kong, Singapore and New Zealand.

The MSCI Pacific ex-Japan Value Index measures the performance of value stocks in the MSCI Pacific ex-Japan Index.

The MSCI EAFE MidCap Index is a free float-adjusted market capitalization index that is designed to measure the performance of mid-capitalization equities in the developed markets excluding the US & Canada.

The MSCI EAFE SmallCap Index measures the performance of small-capitalization stocks in the MSCI EAFE Index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

The MSCI Emerging Markets SmallCap Index is a free float-adjusted market capitalization index that is designed to measure the performance of small-capitalization equities in the emerging markets.

WisdomTree International Dividend Funds	19

Description of Indexes (concluded)

The MSCI Arabian Markets ex-Saudi Arabia Index is a free float-adjusted market capitalization index that is designed to measure the performance of stocks in the Gulf Cooperation Council (GCC) countries and the neighboring region: the United Arab Emirates, Kuwait, Qatar, Bahrain, Oman, Egypt, Jordan, and Morocco.

Index returns do not reflect expenses paid by the Fund. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

20	WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/09 to 9/30/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend Funds	21

Shareholder Expense Examples (unaudited) (continued)

	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Annualized Expense Ratio Based on the Period 4/01/09 to 9/30/09	Expenses Paid During the Period† 4/01/09 to 9/30/09
WisdomTree DEFA Fund
Actual	$1,000.00	$1,493.36	0.21%*	$1.33
Hypothetical (5% return before expenses)	$1,000.00	$1,024.00	0.21%*	$1.08
WisdomTree DEFA Equity Income Fund
Actual	$1,000.00	$1,543.06	0.58%	$3.73
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Europe Total Dividend Fund
Actual	$1,000.00	$1,507.86	0.48%	$3.05
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree Global Equity Income Fund
Actual	$1,000.00	$1,560.22	0.27%*	$1.75
Hypothetical (5% return before expenses)	$1,000.00	$1,023.70	0.27%*	$1.39
WisdomTree Europe SmallCap Dividend Fund
Actual	$1,000.00	$1,688.86	0.58%	$3.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Japan Total Dividend Fund
Actual	$1,000.00	$1,286.82	0.48%	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree World ex-U.S. Growth Fund
Actual	$1,000.00	$1,309.25	0.58%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Japan SmallCap Dividend Fund
Actual	$1,000.00	$1,341.39	0.58%	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Pacific ex-Japan Total Dividend Fund
Actual	$1,000.00	$1,601.89	0.48%	$3.16
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree Pacific ex-Japan Equity Income Fund
Actual	$1,000.00	$1,804.07	0.58%	$4.11
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International LargeCap Dividend Fund
Actual	$1,000.00	$1,474.61	0.48%	$3.00
Hypothetical (5% return before expenses)	$1,000.00	$1,022.64	0.48%	$2.46
WisdomTree International Dividend ex-Financials Fund
Actual	$1,000.00	$1,530.84	0.58%	$3.71
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International MidCap Dividend Fund
Actual	$1,000.00	$1,551.58	0.58%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree International SmallCap Dividend Fund
Actual	$1,000.00	$1,573.79	0.58%	$3.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	0.58%	$2.96
WisdomTree Emerging Markets Equity Income Fund
Actual	$1,000.00	$1,552.68	0.63%	$4.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.63%	$3.22

22	WisdomTree International Dividend Funds

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Annualized Expense Ratio Based on the Period 4/01/09 to 9/30/09	Expenses Paid During the Period† 4/01/09 to 9/30/09
WisdomTree Emerging Markets SmallCap Dividend Fund
Actual	$1,000.00	$1,651.05	0.63%	$4.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.89	0.63%	$3.21
WisdomTree Middle East Dividend Fund
Actual	$1,000.00	$1,344.38	0.88%	$5.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	0.88%	$4.47

†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

*	Reflects operation as “Fund of Funds”. The Fund has entered into an agreement with WTAM whereby WTAM waives a portion of its management fees equal to the management fees paid by each Underlying Fund for so long as the Fund invests in the Underlying Funds. Underlying Fund Fees reflect fees that are not directly paid by the Fund of Funds but are indirectly incurred as a result of investment in shares of the Underlying Funds.

WisdomTree International Dividend Funds	23

Schedule of Investments (unaudited)

WisdomTree DEFA Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 0.0%
Austria 0.0%
Bank Austria Creditanstalt AG*(a) (Cost: $0)	3,774	$—
EXCHANGE-TRADED FUNDS – 99.9%
United States – 99.9%
WisdomTree Europe Total Dividend Fund(b)	6,981,059	302,765,737
WisdomTree Japan Total Dividend Fund(b)	1,278,491	52,211,910
WisdomTree Pacific ex-Japan Total Dividend Fund(b)(c)	1,150,268	66,967,683
TOTAL EXCHANGE-TRADED FUNDS (Cost: $360,678,998)		421,945,330
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
MONEY MARKET FUND – 0.1%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(d) (Cost: $356,003)(e)	356,003	356,003
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $361,035,001)(f)		422,301,333
Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		96,645

NET ASSETS – 100.0%		$422,397,978

*	Non-income producing security.

(a)	Escrow Security-additional shares issued as result of a corporate action.

(b)	Affiliated Companies (See Note 7).

(c)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(d)	Interest rate shown reflects yield as of September 30, 2009.

(e)	At September 30, 2009, the total market value of the Fund’s securities on loan was $349,620 and the total market value of the collateral held by the Fund was $356,003.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree DEFA Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Australia – 10.5%
Amcor Ltd.	82,288	$397,976
AMP Ltd.	78,471	451,540
ASX Ltd.	12,351	383,693
Australia & New Zealand Banking Group Ltd.	76,670	1,650,353
AXA Asia Pacific Holdings Ltd.	86,123	332,154
Brambles Ltd.	78,045	556,539
Commonwealth Bank of Australia	47,644	2,175,996
Crown Ltd.	74,442	586,690
Foster’s Group Ltd.	98,011	480,073
Leighton Holdings Ltd.(a)	16,298	520,262
Macquarie Group Ltd.	12,572	652,300
National Australia Bank Ltd.	71,947	1,953,163
Orica Ltd.	20,110	417,080
QBE Insurance Group Ltd.	30,827	654,585
Suncorp-Metway Ltd.	90,984	713,046
Telstra Corp., Ltd.	535,660	1,545,882
Wesfarmers Ltd.	44,995	1,051,927
Westpac Banking Corp.	73,447	1,701,543

Total Australia		16,224,802
Austria – 0.6%
Bank Austria Creditanstalt AG*(b)	3,058	—
Telekom Austria AG	25,258	454,849
voestalpine AG	14,946	532,838

Total Austria		987,687
Belgium – 1.0%
Belgacom S.A.	21,106	821,244
Mobistar S.A.	5,310	367,047
Solvay S.A.	3,972	411,927

Total Belgium		1,600,218
Finland – 1.7%
Fortum Oyj	27,950	715,771
Neste Oil Oyj	23,610	435,526
Poyry Oyj	15,147	274,319
Rautaruukki Oyj	16,417	393,546
Sampo Oyj Class A	20,731	521,506
UPM-Kymmene Oyj	27,534	330,021

Total Finland		2,670,689
France – 15.7%
Accor S.A.	12,275	682,528
Bouygues S.A.	14,954	759,575
Casino Guichard Perrachon S.A.	5,470	433,356
Cie de Saint-Gobain	17,889	926,959
Credit Agricole S.A.	49,672	1,036,807
Fonciere Des Regions	2,904	337,842
France Telecom S.A.	108,303	2,881,969
GDF Suez	54,975	2,438,432
Gecina S.A.	5,001	595,762
Klepierre	8,978	355,703
Lagardere SCA	7,587	352,992
Legrand S.A.	15,125	420,277

Investments	Shares	U.S. $ Value

Neopost S.A.	3,364	$301,569
PagesJaunes Groupe(a)	28,980	375,353
PPR	4,663	597,005
Safran S.A.	22,531	421,714
Sanofi-Aventis S.A.	29,366	2,152,652
Schneider Electric S.A.	9,317	943,228
Suez Environnement S.A.	16,803	383,396
TOTAL S.A.	68,271	4,052,042
Unibail-Rodamco SE	2,367	491,125
Vallourec S.A.	3,251	550,280
Veolia Environnement	14,707	563,012
Vinci S.A.	13,756	777,342
Vivendi	47,362	1,463,848

Total France		24,294,768
Germany – 9.1%
Allianz SE	12,486	1,558,069
BASF SE	31,555	1,670,148
Deutsche Lufthansa AG	28,776	509,369
Deutsche Post AG	42,528	795,689
Deutsche Telekom AG	200,597	2,735,673
E.ON AG	55,309	2,342,893
K+S AG	6,990	381,002
MAN SE	5,744	473,535
Muenchener Rueckversicherungs AG	6,528	1,040,362
RWE AG	19,930	1,848,987
ThyssenKrupp AG	23,364	803,577

Total Germany		14,159,304
Hong Kong – 1.1%
CLP Holdings Ltd.	59,524	403,992
Hang Seng Bank Ltd.	64,618	931,327
Hongkong Electric Holdings Ltd.	53,518	293,484

Total Hong Kong		1,628,803
Italy – 7.5%
A2A SpA	158,697	311,532
Atlantia SpA	19,358	468,858
Edison SpA	205,570	356,371
Enel SpA	403,645	2,559,159
ENI SpA	151,708	3,787,517
Mediaset SpA	70,940	495,653
Mediobanca SpA	46,712	637,725
Parmalat SpA	128,498	354,802
Saras SpA	103,761	400,023
Snam Rete Gas SpA	103,790	504,435
Telecom Italia SpA	341,287	598,132
Telecom Italia SpA RSP	440,503	540,862
Terna Rete Elettrica Nazionale SpA	91,241	355,423
Unione di Banche Italiane SCPA	19,972	306,235

Total Italy		11,676,727
Japan – 1.6%
Daiichi Sankyo Co., Ltd.	23,400	484,282
Eisai Co., Ltd.(a)	8,300	313,330
Mitsui O.S.K. Lines Ltd.	65,000	386,218

See Notes to Financial Statements.

WisdomTree International Dividend Funds	25

Schedule of Investments (unaudited) (continued)

WisdomTree DEFA Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Mizuho Financial Group, Inc.	289,000	$574,546
Takeda Pharmaceutical Co., Ltd.	15,800	659,988

Total Japan		2,418,364
Netherlands – 3.3%
Akzo Nobel N.V.	8,924	552,227
Corio N.V.	4,753	327,434
Koninklijke DSM N.V.	9,220	384,765
Koninklijke KPN N.V.(a)	53,382	884,452
Koninklijke Philips Electronics N.V.	32,956	801,578
Reed Elsevier N.V.	30,931	348,583
STMicroelectronics N.V.	23,601	222,130
Unilever N.V. CVA	42,377	1,219,957
Wolters Kluwer N.V.	18,543	395,587

Total Netherlands		5,136,713
New Zealand – 0.3%
Telecom Corp. of New Zealand Ltd.	199,080	383,079
Norway – 1.8%
Fred Olsen Energy ASA	10,324	383,260
Orkla ASA	51,014	478,726
StatoilHydro ASA	88,346	1,977,861

Total Norway		2,839,847
Portugal – 1.0%
Brisa Auto-Estradas de Portugal S.A.	44,075	433,576
Energias de Portugal S.A.	112,697	515,602
Portugal Telecom, SGPS, S.A.	59,911	633,583

Total Portugal		1,582,761
Singapore – 1.9%
DBS Group Holdings Ltd.	65,000	612,611
Keppel Corp., Ltd.	88,000	505,873
Singapore Airlines Ltd.	68,000	665,015
Singapore Airport Terminal Services Ltd.(a)	196,180	314,657
Singapore Exchange Ltd.	67,000	400,369
Singapore Technologies Engineering Ltd.	245,000	478,159

Total Singapore		2,976,684
Spain – 13.1%
Abertis Infraestructuras, S.A.	16,004	362,826
ACS Actividades de Construccion y Servicios, S.A.(a)	9,804	510,739
Banco Bilbao Vizcaya Argentaria S.A.(a)	109,575	1,942,811
Banco de Sabadell S.A.(a)	50,438	372,681
Banco Espanol de Credito S.A.	32,624	444,438
Banco Pastor S.A.	29,351	240,253
Banco Popular Espanol S.A.(a)	53,096	531,631
Banco Santander S.A.	294,609	4,738,400
Bolsas y Mercados Espanoles	10,078	391,992
Criteria Caixacorp S.A.	121,782	624,811
Fomento de Construcciones y Contratas S.A.(a)	8,498	397,489
Gas Natural SDG S.A.	48,505	1,070,586
Gestevision Telecinco S.A.	28,136	354,510
Grupo Ferrovial, S.A.(a)	10,311	492,690
Iberdrola S.A.(a)	123,169	1,207,142
Inditex S.A.(a)	16,515	946,528

Investments	Shares	U.S. $ Value

Mapfre S.A.	104,496	$466,932
Repsol YPF S.A.(a)	43,069	1,170,314
Telefonica S.A.	148,108	4,081,908

Total Spain		20,348,681
Sweden – 2.6%
Hennes & Mauritz AB Class B	22,405	1,254,361
Sandvik AB	54,884	604,341
Skanska AB Class B	29,838	436,507
Svenska Handelsbanken AB Class A	22,779	579,830
Tele2 AB Class B	28,684	379,426
TeliaSonera AB	108,293	709,270

Total Sweden		3,963,735
Switzerland – 3.5%
Compagnie Financiere Richemont S.A. Class A	21,099	595,363
Holcim Ltd.*	8,654	592,974
Novartis AG	56,309	2,813,686
Swisscom AG	1,485	530,587
Zurich Financial Services AG	4,071	967,091

Total Switzerland		5,499,701
United Kingdom – 23.6%
Antofagasta PLC	49,915	606,321
AstraZeneca PLC	39,204	1,758,134
Aviva PLC	96,597	692,280
BP PLC	650,353	5,751,986
British American Tobacco PLC	54,965	1,725,639
British Land Co. PLC	38,102	289,579
BT Group PLC	602,150	1,251,963
Cable & Wireless PLC	156,050	358,145
Centrica PLC	134,945	543,014
Drax Group PLC	48,033	362,214
GlaxoSmithKline PLC	133,936	2,633,719
HSBC Holdings PLC	397,804	4,555,391
International Power PLC	85,684	396,042
Land Securities Group PLC	40,758	407,414
Legal & General Group PLC	352,638	495,185
Man Group PLC	120,683	639,264
Marks & Spencer Group PLC	83,477	483,436
National Grid PLC	84,400	815,310
Pearson PLC	40,546	499,972
Prudential PLC	68,110	655,224
Royal Dutch Shell PLC Class A	100,137	2,856,349
Royal Dutch Shell PLC Class B	91,927	2,552,327
RSA Insurance Group PLC	199,509	426,935
Scottish & Southern Energy PLC	27,548	516,811
Segro PLC	95,683	562,387
Severn Trent PLC	18,200	282,495
Standard Life PLC	123,533	432,684
United Utilities Group PLC	58,155	424,685
Vodafone Group PLC	1,590,547	3,566,466

Total United Kingdom		36,541,371
TOTAL COMMON STOCKS (Cost: $156,515,954)		154,933,934

See Notes to Financial Statements.

26	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree DEFA Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

WARRANTS – 0.0%
Italy – 0.0%
Mediobanca SpA, expiring 3/18/11 (Cost: $1,886)	44,488	$3,159
TOTAL LONG-TERM INVESTMENTS (Cost: $156,517,840)		154,937,093
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $187,564)	187,564	187,564
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.5%
MONEY MARKET FUND – 4.5%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(d) (Cost: $6,951,061)(e)	6,951,061	6,951,061
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $163,656,465)(f)		162,075,718
Liabilities in Excess of Foreign Currency and Other Assets – (4.5)%		(6,918,187)

NET ASSETS – 100.0%		$155,157,531

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Escrow Security-additional shares issued as result of a corporate action.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(d)	Interest rate shown reflects yield as of September 30, 2009.

(e)	At September 30, 2009, the total market value of the Fund’s securities on loan was $6,578,583 and the total market value of the collateral held by the Fund was $6,951,061.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	27

Schedule of Investments (unaudited)

WisdomTree Europe Total Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Austria – 1.2%
Bank Austria Creditanstalt AG*(a)	480	$—
Erste Group Bank AG	18,074	806,829
OMV AG	18,483	744,848
Telekom Austria AG	45,270	815,229
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A	13,019	657,482
voestalpine AG	30,124	1,073,946

Total Austria		4,098,334
Belgium – 1.5%
Anheuser-Busch InBev N.V.	23,264	1,061,126
Belgacom S.A.	35,927	1,397,936
Mobistar S.A.	11,952	826,167
Solvay S.A.	8,352	866,166
UCB S.A.	19,537	823,590

Total Belgium		4,974,985
Denmark – 0.4%
Novo Nordisk A/S Class B	19,682	1,230,813
Finland – 2.2%
Fortum Oyj	52,242	1,337,865
Kone Oyj Class B	20,144	739,645
Neste Oil Oyj	49,482	912,777
Nokia Oyj	133,884	1,966,767
Rautaruukki Oyj	30,606	733,683
Sampo Oyj Class A	37,760	949,885
UPM-Kymmene Oyj	60,821	728,997

Total Finland		7,369,619
France – 19.4%
Accor S.A.	20,525	1,141,253
Aeroports de Paris	6,815	612,532
Air Liquide S.A.	7,811	887,698
Alstom S.A.	6,968	507,932
AXA S.A.	60,203	1,627,976
BNP Paribas*	17,536	1,399,527
Bourbon S.A.	2,835	130,533
Bouygues S.A.	29,182	1,482,272
Carrefour S.A.	18,383	832,983
Casino Guichard Perrachon S.A.	10,417	825,278
Christian Dior S.A.	9,954	982,109
Cie de Saint-Gobain	35,237	1,825,885
CNP Assurances	7,122	724,864
Credit Agricole S.A.	100,187	2,091,211
Danone	18,308	1,102,010
Electricite de France	52,863	3,132,519
Fonciere Des Regions	6,686	777,827
France Telecom S.A.	171,362	4,559,985
GDF Suez	92,628	4,108,541
Gecina S.A.	9,116	1,085,976
ICADE	5,211	557,558
Klepierre	19,990	791,991
Lafarge S.A.	14,631	1,307,762

Investments	Shares	U.S. $ Value

Lagardere SCA	14,238	$662,436
Legrand S.A.	35,005	972,681
L’Oreal S.A.	8,578	851,988
LVMH Moet Hennessy Louis Vuitton S.A.	13,635	1,369,808
Neopost S.A.	8,269	741,283
PagesJaunes Groupe	56,834	736,121
Pernod-Ricard S.A.	10,877	862,834
PPR	10,711	1,371,332
Safran S.A.	49,709	930,407
Sanofi-Aventis S.A.	55,149	4,042,656
Schneider Electric S.A.	16,924	1,713,341
Societe Generale	18,689	1,502,474
Sodexo	13,631	815,706
Suez Environnement S.A.	38,759	884,369
Thales S.A.	14,246	705,912
TOTAL S.A.	114,119	6,773,228
Unibail-Rodamco SE	3,754	778,911
Vallourec S.A.	6,892	1,166,573
Veolia Environnement	31,403	1,202,167
Vinci S.A.	23,821	1,346,108
Vivendi	78,905	2,438,768

Total France		64,365,325
Germany – 11.7%
Allianz SE	22,671	2,829,008
BASF SE	56,912	3,012,247
Bayer AG	27,112	1,876,462
Bayerische Motoren Werke AG	9,628	463,713
Beiersdorf AG	11,487	673,805
Daimler AG	23,558	1,184,727
Deutsche Bank AG	8,505	651,983
Deutsche Boerse AG	10,570	862,892
Deutsche Lufthansa AG	54,924	972,220
Deutsche Post AG	83,105	1,554,874
Deutsche Telekom AG	378,537	5,162,359
E.ON AG	99,962	4,234,396
Fresenius Medical Care AG & Co. KGaA	17,806	885,700
K+S AG	10,905	594,396
Linde AG	6,970	754,731
MAN SE	9,805	808,323
Merck KGaA	8,425	836,792
Metro AG	13,326	752,848
Muenchener Rueckversicherungs AG	11,183	1,782,225
RWE AG	34,852	3,233,362
SAP AG	34,389	1,672,866
Siemens AG	25,385	2,348,020
ThyssenKrupp AG	40,766	1,402,098
Volkswagen AG(b)	2,449	402,108

Total Germany		38,952,155
Ireland – 0.3%
CRH PLC	30,788	850,889
FBD Holdings PLC Redemption Shares*†	1,874	—

Total Ireland		850,889

See Notes to Financial Statements.

28	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Total Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Italy – 7.3%
A2A SpA	348,749	$684,616
Atlantia SpA	39,369	953,532
Edison SpA	465,717	807,356
Enel SpA	726,223	4,604,343
ENI SpA(b)	268,844	6,711,914
Finmeccanica SpA	51,703	912,937
Mediaset SpA	122,187	853,711
Mediobanca SpA	97,957	1,337,336
Parmalat SpA	309,581	854,800
Saipem SpA	27,932	840,244
Saras SpA	241,206	929,905
Snam Rete Gas SpA	177,167	861,059
Telecom Italia SpA	777,932	1,363,387
Telecom Italia SpA RSP	851,257	1,045,197
Terna Rete Elettrica Nazionale SpA	177,477	691,349
Unione di Banche Italiane SCPA	42,366	649,608

Total Italy		24,101,294
Netherlands – 3.7%
Akzo Nobel N.V.	18,614	1,151,854
Corio N.V.	9,423	649,150
European Aeronautic Defence and Space Co. EADS N.V.	36,534	819,450
Heineken N.V.	21,209	976,692
Koninklijke Ahold N.V.	51,930	623,948
Koninklijke DSM N.V.	21,605	901,610
Koninklijke KPN N.V.	103,104	1,708,265
Koninklijke Philips Electronics N.V.	64,187	1,561,200
Reed Elsevier N.V.	47,567	536,066
STMicroelectronics N.V.	66,332	624,309
Unilever N.V. CVA	63,037	1,814,720
Wolters Kluwer N.V.	35,720	762,033

Total Netherlands		12,129,297
Norway – 1.7%
Fred Olsen Energy ASA	28,190	1,046,503
Orkla ASA(b)	92,076	864,061
StatoilHydro ASA	164,038	3,672,429

Total Norway		5,582,993
Portugal – 1.3%
Banco Espirito Santo S.A.	93,294	661,384
Brisa Auto-Estradas de Portugal S.A.	82,801	814,533
Energias de Portugal S.A.	185,062	846,681
Galp Energia, SGPS, S.A. Class B	46,644	805,882
Portugal Telecom, SGPS, S.A.	107,775	1,139,764

Total Portugal		4,268,244
Spain – 11.9%
Abertis Infraestructuras, S.A.(b)	32,478	736,308
Acciona, S.A.	3,447	468,579
ACS Actividades de Construccion y Servicios, S.A.	14,726	767,151
Banco Bilbao Vizcaya Argentaria S.A.	207,428	3,677,785
Banco de Sabadell S.A.(b)	104,636	773,144
Banco Espanol de Credito S.A.	69,013	940,167

Investments	Shares	U.S. $ Value

Banco Pastor S.A.	47,159	$386,021
Banco Popular Espanol S.A.(b)	105,004	1,051,368
Banco Santander S.A.*	552,921	8,890,491
Bolsas y Mercados Espanoles	24,356	947,347
Cia Espanola de Petroleos S.A.	10,759	397,564
Criteria Caixacorp S.A.	257,997	1,323,671
Fomento de Construcciones y Contratas S.A.(b)	16,316	763,171
Gas Natural SDG S.A.	91,793	2,026,024
Gestevision Telecinco S.A.	52,187	657,548
Grupo Ferrovial, S.A.(b)	21,215	1,013,716
Iberdrola S.A.(b)	208,717	2,045,572
Inditex S.A.	31,022	1,777,972
Mapfre S.A.	194,712	870,054
Red Electrica Corp. S.A.	8,656	442,457
Repsol YPF S.A.	77,902	2,116,831
Telefonica S.A.	253,978	6,999,722
Zardoya Otis, S.A.	24,554	532,257

Total Spain		39,604,920
Sweden – 3.7%
AB Volvo Class B	107,850	994,777
Atlas Copco AB Class A(b)	72,310	928,583
Hennes & Mauritz AB Class B	39,215	2,195,482
Nordea Bank AB	109,917	1,103,438
Sandvik AB	103,327	1,137,759
Skanska AB Class B	71,315	1,043,283
Svenska Cellulosa AB Class B	59,975	810,490
Svenska Handelsbanken AB Class A	44,735	1,138,710
Tele2 AB Class B	65,416	865,310
Telefonaktiebolaget LM Ericsson Class B	86,857	869,458
TeliaSonera AB	204,440	1,338,989

Total Sweden		12,426,279
Switzerland – 6.9%
Adecco S.A.	19,686	1,045,341
Compagnie Financiere Richemont S.A. Class A	47,108	1,329,275
Geberit AG	6,206	952,147
Holcim Ltd.*	17,845	1,222,743
Kuehne + Nagel International AG	7,043	611,210
Nestle S.A.	105,350	4,483,454
Novartis AG	100,185	5,006,112
Roche Holding AG	20,986	3,387,611
SGS S.A.	840	1,129,283
Swisscom AG	3,335	1,191,588
Syngenta AG	2,450	562,179
Zurich Financial Services AG	7,735	1,837,496

Total Switzerland		22,758,439
United Kingdom – 26.7%
Admiral Group PLC	42,818	792,325
Antofagasta PLC	89,926	1,092,337
Associated British Foods PLC	60,891	824,860
AstraZeneca PLC	69,092	3,098,484
Aviva PLC	182,086	1,304,953
BAE Systems PLC	206,508	1,153,333

See Notes to Financial Statements.

WisdomTree International Dividend Funds	29

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Total Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

BG Group PLC	36,995	$643,156
BHP Billiton PLC	76,312	2,084,607
BP PLC	1,172,328	10,368,544
British American Tobacco PLC	76,013	2,386,446
British Land Co. PLC	74,603	566,991
British Sky Broadcasting Group PLC	78,137	714,194
BT Group PLC	1,212,005	2,519,946
Cable & Wireless PLC	357,176	819,743
Cadbury PLC	92,607	1,189,331
Centrica PLC	258,745	1,041,181
Compass Group PLC	149,821	916,053
Diageo PLC	101,567	1,559,435
Drax Group PLC	103,406	779,778
Eurasian Natural Resources Corp.	65,759	921,830
GlaxoSmithKline PLC	236,224	4,645,111
HSBC Holdings PLC	722,008	8,267,964
Imperial Tobacco Group PLC	42,587	1,231,456
International Power PLC	160,699	742,770
J. Sainsbury PLC	148,372	771,221
Land Securities Group PLC	74,839	748,086
Legal & General Group PLC	529,558	743,621
Man Group PLC	219,010	1,160,106
Marks & Spencer Group PLC	176,514	1,022,236
National Grid PLC	152,505	1,473,210
Pearson PLC	68,479	844,414
Prudential PLC	124,088	1,193,738
Reckitt Benckiser Group PLC	18,228	891,497
Reed Elsevier PLC	79,968	598,941
Rio Tinto PLC	37,099	1,583,335
Royal Dutch Shell PLC Class A	179,237	5,112,629
Royal Dutch Shell PLC Class B	162,388	4,508,657
RSA Insurance Group PLC	357,863	765,802
SABMiller PLC	47,716	1,151,587
Scottish & Southern Energy PLC	51,240	961,282
Segro PLC	161,811	951,062
Severn Trent PLC	37,992	589,700
Standard Chartered PLC	81,320	2,005,512
Standard Life PLC	220,066	770,798
Tesco PLC	218,990	1,399,566
Unilever PLC	57,982	1,648,802
United Utilities Group PLC	115,277	841,826
Vodafone Group PLC	2,921,455	6,550,746
Wm Morrison Supermarkets PLC	170,201	754,841

Total United Kingdom		88,708,043
TOTAL COMMON STOCKS (Cost: $281,694,452)		331,421,629
RIGHTS – 0.0%
France – 0.0%
BNP Paribas, expiring 10/13/09* (Cost: $0)	17,536	37,936

Investments	Shares	U.S. $ Value

WARRANTS – 0.0%
Italy – 0.0%
Mediobanca SpA, expiring 3/18/11 (Cost: $3,447)	93,293	$6,623
TOTAL LONG-TERM INVESTMENTS (Cost: $281,697,899)		331,466,188
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
MONEY MARKET FUND – 0.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $2,027,018)(d)	2,027,018	2,027,018
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $283,724,917)(e)		333,493,206
Liabilities in Excess of Foreign Currency and Other Assets – (0.5)%		(1,715,216)

NET ASSETS – 100.0%		$331,777,990

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow Security-additional shares issued as result of a corporate action.

(b)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,939,225 and the total market value of the collateral held by the Fund was $2,027,018.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

30	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Global Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 5.4%
Canada – 5.4%
Bank of Montreal	1,950	$98,417
Bank of Nova Scotia	3,373	153,581
BCE, Inc.	22,330	549,044
Canadian Oil Sands Trust	4,563	130,730
Enerplus Resources Fund	4,390	100,210
Husky Energy, Inc.	4,006	112,495
Penn West Energy Trust	10,354	163,804
Power Financial Corp.	1,908	54,842
Royal Bank of Canada	4,099	219,787
Toronto-Dominion Bank (The)	3,287	212,079
Transcanada Corp.	8,740	271,736
TOTAL COMMON STOCKS (Cost: $1,848,286)		2,066,725
EXCHANGE-TRADED FUNDS – 94.4%
United States – 94.4%
WisdomTree DEFA Equity Income Fund(a)	512,976	21,806,045
WisdomTree Emerging Markets Equity Income Fund(a)	97,787	4,586,875
WisdomTree Equity Income Fund(a)	285,147	9,586,557
TOTAL EXCHANGE-TRADED FUNDS (Cost: $31,053,877)		35,979,477
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $32,902,163)(b)		38,046,202
Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		82,729

NET ASSETS – 100.0%		$38,128,931

(a)	Affiliated Companies (See Note 7).

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	31

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Austria – 2.2%
Flughafen Wien AG	5,341	$277,146
Palfinger AG	3,846	99,448
Schoeller-Bleckmann Oilfield Equipment AG	1,482	70,988
Semperit AG Holding	3,286	124,161

Total Austria		571,743
Belgium – 5.2%
Arseus N.V.	5,354	60,260
Compagnie d’Entreprises CFE	1,633	90,585
Euronav N.V.(a)	26,840	577,103
EVS Broadcast Equipment S.A.	2,837	212,028
Melexis N.V.	13,549	137,642
Omega Pharma S.A.	2,258	99,510
Tessenderlo Chemie N.V.	4,424	170,329

Total Belgium		1,347,457
Denmark – 1.3%
A/S Dampskibsselskabet Torm	16,598	166,203
Auriga Industries Class B	4,978	91,386
Rockwool International A/S Class B	848	75,923

Total Denmark		333,512
Finland – 5.9%
Alma Media Corp.	12,053	128,258
Amer Sports Oyj Class A(a)	6,125	53,001
Citycon Oyj	49,318	209,055
F-Secure Oyj	22,004	93,595
Lassila & Tikanoja Oyj	6,094	146,085
Poyry Oyj	11,702	211,929
Stockmann Oyj Abp Class B	4,247	111,803
Tieto Oyj	11,448	227,576
Uponor Oyj	19,663	326,790

Total Finland		1,508,092
France – 3.8%
Canal Plus	17,481	142,478
Derichebourg S.A.(a)	22,936	127,632
GFI Informatique	17,639	97,717
Groupe Steria SCA	3,666	130,214
Ingenico	3,080	85,539
IPSOS	1,854	57,465
Rubis	1,156	105,439
Saft Groupe S.A.	1,467	81,484
Sechilienne-Sidec	3,302	140,452

Total France		968,420
Germany – 6.6%
Alstria Office REIT-AG	14,849	171,034
Bauer AG	1,661	69,680
Baywa AG	1,799	65,819
Bechtle AG	3,871	97,774
CTS Eventim AG	1,578	71,411
Demag Cranes AG	5,246	188,175
Gerresheimer AG	2,906	91,326

Investments	Shares	U.S. $ Value

Gerry Weber International AG	2,395	$79,362
Gildemeister AG	7,702	107,289
H&R WASAG AG	4,138	91,514
Indus Holding AG	6,247	106,196
Kontron AG	5,862	71,804
Pfeiffer Vacuum Technology AG	1,725	141,452
Sixt AG	3,490	105,394
Takkt AG	13,829	174,041
Wacker Neuson SE	6,567	80,056

Total Germany		1,712,327
Ireland – 2.3%
C&C Group PLC	42,017	176,879
FBD Holdings PLC	6,126	68,053
FBD Holdings PLC Redemption Shares*†	2,660	—
Glanbia PLC	22,769	96,516
Greencore Group PLC	60,126	140,179
United Drug PLC	31,595	106,681

Total Ireland		588,308
Italy – 10.7%
Actelios SpA	11,044	60,940
Ascopiave SpA	33,586	80,561
Astaldi SpA	8,265	71,942
Autostrada Torino-Milano SpA	9,641	123,800
Banca Intermobiliare SpA*	35,108	160,495
Banca Profilo SpA*	49,300	79,917
Banco di Desio e della Brianza SpA	9,493	63,274
Biesse SpA*	8,826	73,536
Brembo SpA	11,103	92,020
Buzzi Unicem SpA RSP	9,618	103,261
Cairo Communication SpA	28,691	99,916
Cementir Holding SpA	17,034	89,012
Credito Artigiano SpA	67,646	192,417
Danieli & Co. SpA	3,118	79,393
Danieli & Co. Spa RSP	5,778	77,320
De’Longhi SpA	17,767	64,990
Enia SpA	11,589	90,796
Fiat SpA RSP	16,240	124,387
Fondiaria-Sai SpA RSP	13,271	179,337
Immobiliare Grande Distribuzione	34,188	67,263
Industria Macchine Automatiche SpA	6,203	113,337
Italcementi SpA RSP	16,616	140,139
KME Group SpA	70,261	50,734
Maire Tecnimont SpA	43,593	211,550
MARR SpA	16,151	145,661
Piaggio & C. SpA	49,054	106,550

Total Italy		2,742,548
Netherlands – 5.4%
Aalberts Industries N.V.	13,358	179,438
Arcadis N.V.	6,681	122,412
BinckBank N.V.	11,587	204,934
CSM	7,723	194,730
Exact Holding N.V.	6,217	162,937

See Notes to Financial Statements.

32	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Grontmij CVA	3,303	$89,318
Kardan N.V.*(a)	18,365	117,336
Mediq N.V.	5,193	85,812
Ten Cate N.V.	1,991	43,770
TKH Group N.V.	7,221	120,326
Wavin N.V.	32,022	69,508

Total Netherlands		1,390,521
Norway – 1.9%
Atea ASA	16,344	102,814
Sparebank 1 SMN	16,327	136,473
Veidekke ASA	32,326	240,678

Total Norway		479,965
Portugal – 1.0%
BANIF SGPS S.A.(a)	68,459	137,091
Mota Engil, SGPS, S.A.	20,837	115,738

Total Portugal		252,829
Spain – 3.9%
Banco Guipuzcoano S.A.	16,214	132,720
Campofrio Food S.A.	5,823	60,772
Duro Felguera S.A.	11,476	122,286
Grupo Empresarial Ence S.A.*	28,109	126,959
La Seda de Barcelona S.A. Class B(a) †	17,637	—
NH Hoteles S.A.*(a)	35,883	237,337
Tubacex S.A.	22,550	111,244
Tubos Reunidos S.A.	34,613	123,449
Viscofan S.A.	3,278	79,634

Total Spain		994,401
Sweden – 11.1%
AarhusKarlshamn AB	5,239	100,392
Avanza Bank Holding AB	6,539	134,654
B&B Tools AB Class B	7,281	81,735
Cardo AB	5,207	126,957
Clas Ohlson AB Class B	9,387	167,125
Fabege AB	37,304	218,718
HQ AB	6,013	118,663
Indutrade AB	6,484	125,872
Intrum Justitia AB	12,754	142,261
KappAhl Holding AB	29,505	209,278
Klovern AB	35,002	111,620
Kungsleden AB	19,134	126,687
Lindab International AB	10,065	124,142
Loomis AB Class B	8,452	82,794
Mekonomen AB	5,969	109,259
NCC AB Class B	11,471	174,292
Saab AB Class B	9,431	112,613
SKF AB Class A	4,228	66,206
SkiStar AB	5,443	98,074
SSAB AB Class B	10,690	150,577
Wallenstam AB Class B	8,187	129,663
Wihlborgs Fastigheter AB	8,259	152,653

Total Sweden		2,864,235

Investments	Shares	U.S. $ Value

Switzerland – 0.3%
Mobilezone Holding AG	9,155	$69,347
United Kingdom – 38.0%
Ashtead Group PLC	78,806	108,393
Atkins WS PLC	13,358	134,167
BBA Aviation PLC	71,457	180,913
BlueBay Asset Management PLC	20,535	96,886
Bodycote PLC	47,449	126,353
Brewin Dolphin Holdings PLC	54,158	141,187
Brit Insurance Holdings PLC	73,158	238,574
Britvic PLC	29,252	164,914
Carpetright PLC	10,791	138,155
Chaucer Holdings PLC	213,213	164,534
Chesnara PLC	37,155	100,426
Chloride Group PLC	22,725	66,185
Cineworld Group PLC	31,946	82,643
Computacenter PLC	21,025	107,671
Cranswick PLC	6,563	70,852
Dairy Crest Group PLC	27,286	167,359
Davis Service Group PLC	32,564	208,898
Delta PLC	31,249	89,711
Domino Printing Sciences	21,135	98,398
Domino’s Pizza UK & IRL PLC	17,806	83,156
DS Smith PLC	156,457	268,496
Dunelm Group PLC	20,229	100,651
Electrocomponents PLC	133,899	328,936
Elementis PLC	169,861	152,813
Euromoney Institutional Investor PLC	28,165	168,156
F&C Asset Management PLC	132,390	164,097
Fenner PLC	42,831	101,211
Filtrona PLC	43,880	118,463
Forth Ports PLC	3,600	69,552
Game Group PLC	35,412	90,448
Go-Ahead Group PLC	7,208	163,469
Great Portland Estates PLC	24,286	102,814
Greggs PLC	13,516	86,510
Halma PLC	47,976	166,505
Headlam Group PLC	22,294	109,820
HMV Group PLC	75,577	126,797
Hunting PLC	9,382	80,877
Intermediate Capital Group PLC	63,630	304,180
Interserve PLC	34,428	126,643
ITE Group PLC	48,093	94,032
Kcom Group PLC	141,483	83,724
Keller Group PLC	7,171	83,379
Kier Group PLC	6,145	116,265
Laird PLC	40,762	135,764
Marshalls PLC	69,553	138,771
Marston’s PLC	115,291	179,504
Melrose PLC	98,683	291,983
Moneysupermarket.com Group PLC	93,938	121,093
Morgan Crucible Co.	59,140	162,593
Morgan Sindall PLC	8,225	87,413

See Notes to Financial Statements.

WisdomTree International Dividend Funds	33

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Mothercare PLC	9,331	$84,094
National Express Group PLC	32,977	252,106
Northern Foods PLC	113,165	127,508
PayPoint PLC	8,692	62,557
Premier Farnell PLC	77,986	185,219
PV Crystalox Solar PLC	72,840	86,324
Renishaw PLC	15,157	134,055
Restaurant Group PLC	31,585	97,495
Rightmove PLC	10,984	97,498
Robert Wiseman Dairies PLC	12,450	83,749
Savills PLC	15,480	82,345
Schroders PLC Non-Voting Shares	9,258	134,446
Senior PLC	101,469	100,211
Severfield-Rowen PLC	30,010	85,674
Shaftesbury PLC	15,948	91,134
Smiths News PLC	43,952	84,002
Spectris PLC	15,723	177,661
Speedy Hire PLC	97,836	67,675
Spirax-Sarco Engineering PLC	8,362	139,756
Sthree PLC	28,724	118,984
Telecom Plus PLC	10,713	54,314
Tullett Prebon PLC	28,400	177,507
Victrex PLC	8,218	100,350
Wellstream Holdings PLC	7,682	74,946
Wincanton PLC	26,503	100,247
WSP Group PLC	14,501	83,492

Total United Kingdom		9,777,683
TOTAL COMMON STOCKS (Cost: $26,162,559)		25,601,388
RIGHTS – 0.1%
Finland – 0.1%
Amer Sports Oyj, expriing 10/19/09*(a) (Cost: $21,838)	6,125	15,638
TOTAL LONG-TERM INVESTMENTS (Cost: $26,184,397)		25,617,026

Investments	Shares	U.S. $ Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.6%
MONEY MARKET FUND – 3.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $941,008)(c)	941,008	$941,008
TOTAL INVESTMENTS IN SECURITIES – 103.3% (Cost: $27,125,405)(d)		26,558,034
Liabilities in Excess of Foreign Currency and Other Assets – (3.3)%		(844,084)

NET ASSETS – 100.0%		$25,713,950

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $910,499 and the total market value of the collateral held by the Fund was $941,008.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

34	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan Total Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.2%
Advertising – 0.3%
Dentsu, Inc.	11,800	$275,446
Hakuhodo DY Holdings, Inc.	330	18,023

Total Advertising		293,469
Agriculture – 0.8%
Japan Tobacco, Inc.	213	732,719
Apparel – 0.3%
Daidoh Ltd.	1,100	8,281
Onward Holdings Co., Ltd.	28,160	210,095

Total Apparel		218,376
Auto Manufacturers – 6.8%
Honda Motor Co., Ltd.	75,300	2,325,398
Suzuki Motor Corp.	11,300	264,405
Toyota Motor Corp.	84,700	3,377,216

Total Auto Manufacturers		5,967,019
Auto Parts & Equipment – 2.9%
Aisin Seiki Co., Ltd.	12,800	313,084
Bridgestone Corp.	29,900	537,990
DENSO Corp.	18,100	533,691
JTEKT Corp.	1,100	12,851
NOK Corp.	1,100	16,438
Showa Corp.	1,100	6,745
Stanley Electric Co., Ltd.	15,700	319,138
Sumitomo Electric Industries Ltd.	26,000	340,917
Sumitomo Rubber Industries, Inc.	38,000	359,479
Tokai Rika Co., Ltd.	1,100	19,792
Toyoda Gosei Co., Ltd.	1,100	32,250
Toyota Boshoku Corp.	1,100	21,758

Total Auto Parts & Equipment		2,514,133
Banks – 7.6%
Bank of Yokohama Ltd. (The)	35,000	172,000
Chiba Bank Ltd. (The)	44,000	273,234
Chuo Mitsui Trust Holdings, Inc.	86,000	319,853
Fukuoka Financial Group, Inc.	68,000	283,286
Hiroshima Bank Ltd. (The)	72,000	298,341
Hokuhoku Financial Group, Inc.	119,000	279,109
Joyo Bank Ltd. (The)	58,000	285,676
Mitsubishi UFJ Financial Group, Inc.	342,820	1,845,527
Mizuho Financial Group, Inc.	632,671	1,257,781
Resona Holdings, Inc.	15,851	204,478
Shizuoka Bank Ltd. (The)	29,000	307,053
Sumitomo Mitsui Financial Group, Inc.	21,143	739,125
Sumitomo Trust & Banking Co., Ltd. (The)	69,000	367,599

Total Banks		6,633,062
Beverages – 1.3%
Asahi Breweries Ltd.	20,100	368,618
Coca-Cola West Co., Ltd.	15,900	312,015
Ito En Ltd.	1,100	20,419
Kirin Holdings Co., Ltd.	29,000	445,681

Total Beverages		1,146,733

Investments	Shares	Value

Building Materials – 2.0%
Asahi Glass Co., Ltd.	58,000	$469,649
Daikin Industries Ltd.	5,800	209,236
JS Group Corp.	21,200	372,927
Panasonic Electric Works Co., Ltd.	42,000	503,334
TOTO Ltd.	29,000	182,029

Total Building Materials		1,737,175
Chemicals – 4.7%
Asahi Kasei Corp.	58,000	296,041
DIC Corp.	158,000	225,878
Hitachi Chemical Co., Ltd.	15,600	319,544
JSR Corp.	15,600	320,590
Kaneka Corp.	42,000	302,563
Mitsubishi Chemical Holdings Corp.	85,000	354,107
Mitsubishi Gas Chemical Co., Inc.	45,000	245,267
Nitto Denko Corp.	11,500	353,214
Shin-Etsu Chemical Co., Ltd.	11,500	708,997
Showa Denko K.K.	157,000	320,891
Sumitomo Chemical Co., Ltd.	70,000	292,400
Taiyo Nippon Sanso Corp.	28,000	334,305
Ube Industries Ltd.	11,000	28,994

Total Chemicals		4,102,791
Commercial Services – 1.9%
Dai Nippon Printing Co., Ltd.	36,000	496,967
Park24 Co., Ltd.	29,100	336,063
Secom Co., Ltd.	8,100	408,913
Sohgo Security Services Co., Ltd.	1,100	13,084
Toppan Printing Co., Ltd.	42,000	398,727

Total Commercial Services		1,653,754
Computers – 1.4%
Fujitsu Ltd.	44,000	288,468
Itochu Techno-Solutions Corp.	8,400	259,407
Otsuka Corp.	4,200	251,902
TDK Corp.	7,200	417,356

Total Computers		1,217,133
Cosmetics/Personal Care – 1.3%
Kao Corp.	24,200	600,033
Shiseido Co., Ltd.	30,000	524,376

Total Cosmetics/Personal Care		1,124,409
Distribution/Wholesale – 5.6%
Advan Co., Ltd.	5,400	37,996
Canon Marketing Japan, Inc.	25,500	452,555
Hitachi High-Technologies Corp.	11,300	236,892
Inabata & Co., Ltd.	19,400	80,820
ITOCHU Corp.	83,000	551,572
Marubeni Corp.	87,000	440,174
Mitsubishi Corp.	62,900	1,275,774
Mitsui & Co., Ltd.	56,300	738,216
Sojitz Corp.	88,600	169,214
Sumitomo Corp.	64,900	670,492
Toyota Tsusho Corp.	15,800	238,937

See Notes to Financial Statements.

WisdomTree International Dividend Funds	35

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Yamazen Corp.	1,800	$6,674

Total Distribution/Wholesale		4,899,316
Diversified Financial Services – 1.0%
ACOM Co., Ltd.(a)	8,980	138,609
Aeon Credit Service Co., Ltd.	8,900	89,860
Credit Saison Co., Ltd.	8,800	103,789
Daiwa Securities Group, Inc.	13,000	67,225
Hitachi Capital Corp.	11,400	140,312
Kyokuto Securities Co., Ltd.	5,800	39,062
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,940	88,986
Promise Co., Ltd.*(a)	10,450	57,190
Takefuji Corp.(a)	29,750	104,998

Total Diversified Financial Services		830,031
Electric – 5.6%
Chubu Electric Power Co., Inc.	25,300	616,005
Chugoku Electric Power Co., Inc. (The)	16,900	372,598
Electric Power Development Co., Ltd.	8,800	279,623
Hokkaido Electric Power Co., Inc.	17,200	358,850
Hokuriku Electric Power Co.	11,400	290,937
Kansai Electric Power Co., Inc. (The)	33,700	816,764
Kyushu Electric Power Co., Inc.	22,600	513,665
Shikoku Electric Power Co., Inc.	8,400	257,061
Tohoku Electric Power Co., Inc.	22,800	509,298
Tokyo Electric Power Co., Inc. (The)	35,300	928,480

Total Electric		4,943,281
Electrical Components & Equipment – 0.7%
Brother Industries Ltd.	21,700	260,783
Casio Computer Co., Ltd.	17,500	143,268
Furukawa Electric Co., Ltd. (The)	44,000	179,371
Ushio, Inc.	1,100	19,227

Total Electrical Components & Equipment		602,649
Electronics – 2.9%
Advantest Corp.	8,700	241,950
Chiyoda Integre Co., Ltd.*	12,100	160,820
Hamamatsu Photonics K.K.	11,400	273,748
Hirose Electric Co., Ltd.	1,500	169,543
HOYA CORP.	10,000	236,779
Ibiden Co., Ltd.	4,400	164,137
Idec Corp.	3,200	25,411
Kyocera Corp.	4,200	390,752
Mabuchi Motor Co., Ltd.	4,500	229,687
NGK Insulators Ltd.	2,000	46,462
Nippon Electric Glass Co., Ltd.	14,000	128,062
Shinko Shoji Co., Ltd.	1,100	9,460
Yamatake Corp.	11,400	257,195
Yokogawa Electric Corp.	26,100	231,747

Total Electronics		2,565,753
Engineering & Construction – 1.3%
JGC Corp.	14,000	287,083
Kajima Corp.	85,000	218,350
Obayashi Corp.	46,000	201,910

Investments	Shares	Value

Shimizu Corp.	57,000	$224,728
Taisei Corp.	112,000	222,662

Total Engineering & Construction		1,154,733
Entertainment – 0.9%
Heiwa Corp.	20,000	221,143
Oriental Land Co., Ltd.	4,300	303,524
Sankyo Co., Ltd.	4,400	276,182
Toho Co., Ltd.	1,100	18,686

Total Entertainment		819,535
Environmental Control – 0.2%
Kurita Water Industries Ltd.	5,800	208,589
Food – 1.3%
Ajinomoto Co., Inc.	43,000	431,753
Nisshin Seifun Group, Inc.	22,500	315,631
Nissin Foods Holdings Co., Ltd.	8,800	339,085
Starzen Co., Ltd.	31,000	82,404

Total Food		1,168,873
Forest Products & Paper – 0.8%
Chuetsu Pulp & Paper Co., Ltd.	12,000	29,084
Nippon Paper Group, Inc.	11,600	335,556
OJI Paper Co., Ltd.	71,000	321,159

Total Forest Products & Paper		685,799
Gas – 1.1%
Osaka Gas Co., Ltd.	86,000	302,563
Toho Gas Co., Ltd.	46,000	210,644
Tokyo Gas Co., Ltd.	98,000	408,265

Total Gas		921,472
Hand/Machine Tools – 0.8%
Hitachi Koki Co., Ltd.	18,000	203,250
Makita Corp.	10,000	318,311
SMC Corp.	1,500	184,956
THK Co., Ltd.	1,100	21,598

Total Hand/Machine Tools		728,115
Healthcare-Products – 0.2%
Terumo Corp.	3,900	215,178
Home Builders – 0.8%
Daiwa House Industry Co., Ltd.	28,000	293,963
Sekisui Chemical Co., Ltd.	29,000	169,074
Sekisui House Ltd.	28,000	253,309
Token Corp.	110	3,587

Total Home Builders		719,933
Home Furnishings – 2.5%
Panasonic Corp.	75,300	1,112,659
Sharp Corp.	40,000	445,859
Sony Corp.	21,600	640,509

Total Home Furnishings		2,199,027
Household Products/Wares – 0.0%
Kokuyo Co., Ltd.	1,100	10,087

See Notes to Financial Statements.

36	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Insurance – 1.9%
Aioi Insurance Co., Ltd.	45,000	$230,189
Mitsui Sumitomo Insurance Group Holdings, Inc.	12,894	356,427
Nipponkoa Insurance Co., Ltd.	28,000	175,753
Sompo Japan Insurance, Inc.	44,000	296,822
T&D Holdings, Inc.	7,000	189,982
Tokio Marine Holdings, Inc.	12,800	371,698

Total Insurance		1,620,871
Internet – 0.4%
Matsui Securities Co., Ltd.	1,100	8,993
Trend Micro, Inc.	9,500	355,448

Total Internet		364,441
Iron/Steel – 2.3%
Hitachi Metals Ltd.	15,000	153,962
JFE Holdings, Inc.	21,200	729,279
Nippon Steel Corp.	93,000	340,694
Nisshin Steel Co., Ltd.	87,000	155,470
Sumitomo Metal Industries Ltd.	257,000	634,355
Tokyo Steel Manufacturing Co., Ltd.	1,100	13,514

Total Iron/Steel		2,027,274
Leisure Time – 0.5%
Daikoku Denki Co., Ltd.	1,100	24,879
Sega Sammy Holdings, Inc.	15,500	202,200
Yamaha Corp.	15,900	188,594

Total Leisure Time		415,673
Machinery-Construction & Mining – 1.1%
Aichi Corp.	1,100	5,590
Hitachi Construction Machinery Co., Ltd.	13,000	279,790
Komatsu Ltd.	37,500	704,473

Total Machinery-Construction & Mining		989,853
Machinery-Diversified – 1.9%
Amada Co., Ltd.	42,000	283,331
CKD Corp.	1,100	7,949
Fanuc Ltd.	4,400	395,599
Japan Steel Works Ltd. (The)	14,000	161,367
Kawasaki Heavy Industries Ltd.	57,000	145,150
Kubota Corp.	42,000	350,410
Mitsubishi Heavy Industries Ltd.	83,000	315,184

Total Machinery-Diversified		1,658,990
Media – 0.4%
Nippon Television Network Corp.	2,170	312,649
Metal Fabricate/Hardware – 0.5%
NSK Ltd.	44,000	273,725
NTN Corp.	46,000	191,121

Total Metal Fabricate/Hardware		464,846
Miscellaneous Manufacturing – 0.8%
FUJIFILM Holdings Corp.	8,500	255,375
Konica Minolta Holdings, Inc.	21,500	204,350
Nikon Corp.	14,000	256,749

Total Miscellaneous Manufacturing		716,474

Investments	Shares	Value

Office/Business Equipment – 3.3%
Canon, Inc.	57,300	$2,323,103
Ricoh Co., Ltd.	29,000	423,656
Seiko Epson Corp.	11,300	169,875

Total Office/Business Equipment		2,916,634
Oil & Gas – 1.7%
Cosmo Oil Co., Ltd.	57,000	159,156
Idemitsu Kosan Co., Ltd.	1,500	124,141
Nippon Mining Holdings, Inc.	43,500	214,743
Nippon Oil Corp.	72,000	405,294
Showa Shell Sekiyu K.K.	24,100	264,054
TonenGeneral Sekiyu K.K.	36,000	352,622

Total Oil & Gas		1,520,010
Packaging & Containers – 0.0%
Toyo Seikan Kaisha Ltd.	1,100	21,217
Pharmaceuticals – 8.3%
Astellas Pharma, Inc.	21,600	890,199
Chugai Pharmaceutical Co., Ltd.	16,800	348,440
Daiichi Sankyo Co., Ltd.	47,400	980,982
Dainippon Sumitomo Pharma Co., Ltd.	38,100	416,596
Eisai Co., Ltd.(a)	17,400	656,860
Hisamitsu Pharmaceutical Co., Inc.	8,600	349,629
Kyowa Hakko Kirin Co., Ltd.	28,000	355,571
Mediceo Paltac Holdings Co., Ltd.	19,900	280,714
Mitsubishi Tanabe Pharma Corp.	29,000	387,703
Seikagaku Corp.	1,100	15,971
Shionogi & Co., Ltd.	14,000	332,272
Suzuken Co., Ltd.	8,700	301,223
Takeda Pharmaceutical Co., Ltd.	47,000	1,963,255

Total Pharmaceuticals		7,279,415
Real Estate – 1.5%
Daito Trust Construction Co., Ltd.	5,700	249,556
Iida Home Max	3,300	57,497
Mitsubishi Estate Co., Ltd.	14,000	220,785
Mitsui Fudosan Co., Ltd.	14,000	237,516
Nomura Real Estate Holdings, Inc.	8,800	143,398
Sankei Building Co., Ltd. (The)	1,100	7,433
Sumitomo Real Estate Sales Co., Ltd.	130	4,661
Sumitomo Realty & Development Co., Ltd.	2,000	36,701
Tokyo Tatemono Co., Ltd.	29,000	142,190
Tokyu Land Corp.	41,000	164,394
Tokyu Livable, Inc.	1,100	9,276

Total Real Estate		1,273,407
Retail – 3.3%
Aeon Co., Ltd.	25,900	248,485
Belluna Co., Ltd.	5,800	24,616
Citizen Holdings Co., Ltd.	3,300	18,613
FamilyMart Co., Ltd.	8,700	280,817
Fast Retailing Co., Ltd.	2,900	367,945
Honeys Co., Ltd.	5,350	38,660
Isetan Mitsukoshi Holdings Ltd.	1,100	12,666
Izumi Co., Ltd.	1,100	15,345

See Notes to Financial Statements.

WisdomTree International Dividend Funds	37

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Total Dividend Fund

September 30, 2009

Investments	Shares	Value

Lawson, Inc.	8,800	$409,851
Marui Group Co., Ltd.	48,300	346,869
Nitori Co., Ltd.	550	46,993
Point, Inc.	110	7,298
Seven & I Holdings Co., Ltd.	25,700	617,133
UNY Co., Ltd.	4,000	30,022
USS Co., Ltd.	6,350	379,433
Yamada Denki Co., Ltd.	330	22,409

Total Retail		2,867,155
Semiconductors – 0.1%
Shinko Electric Industries Co., Ltd.	1,100	19,645
Tokyo Electron Ltd.	1,400	89,596

Total Semiconductors		109,241
Shipbuilding – 0.0%
Mitsui Engineering & Shipbuilding Co., Ltd.	11,000	28,626
Software – 1.1%
Konami Corp.	11,300	230,960
Nomura Research Institute Ltd.	12,300	293,299
Oracle Corp.	10,000	446,753
Square Enix Holdings Co., Ltd.	1,100	29,854

Total Software		1,000,866
Telecommunications – 8.5%
KDDI Corp.	158	892,924
Nippon Telegraph & Telephone Corp.	66,894	3,108,048
NTT DoCoMo, Inc.	2,157	3,454,669
Softbank Corp.	1,100	24,240

Total Telecommunications		7,479,881
Textiles – 0.8%
Kuraray Co., Ltd.	22,500	246,272
Teijin Ltd.	71,000	222,036
Toray Industries, Inc.	43,000	261,261

Total Textiles		729,569
Toys/Games/Hobbies – 0.2%
Namco Bandai Holdings, Inc.	16,100	165,253
Transportation – 3.6%
East Japan Railway Co.	5,500	396,828
Hankyu Hanshin Holdings, Inc.	45,000	216,117
Kintetsu Corp.	58,000	224,784
Mitsui O.S.K. Lines Ltd.	87,000	516,938
Nippon Express Co., Ltd.	72,000	293,516
Nippon Yusen K.K.	85,000	329,424
Odakyu Electric Railway Co., Ltd.	29,000	262,355
Tobu Railway Co., Ltd.	44,000	269,303
Tokyu Corp.	44,000	211,314
Yamato Holdings Co., Ltd.	27,000	444,798

Total Transportation		3,165,377
TOTAL COMMON STOCKS (Cost: $88,455,371)		87,140,866

Investments	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
MONEY MARKET FUND – 1.0%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $867,008)(c)	867,008	$867,008
TOTAL INVESTMENTS IN SECURITIES – 100.2% (Cost: $89,322,379)(d)		88,007,874
Liabilities in Excess of Foreign Currency and Other Assets – (0.2)%		(204,550)

NET ASSETS – 100.0%		$87,803,324
*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $795,959 and the total market value of the collateral held by the Fund was $867,008.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

38	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree World ex-U.S. Growth Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Australia – 8.6%
ASX Ltd.	1,799	$55,887
BHP Billiton Ltd.	21,004	699,404
Coca-Cola Amatil Ltd.	8,003	69,288
CSL Ltd.	2,330	68,805
Incitec Pivot Ltd.	25,603	63,946
Lion Nathan Ltd.	4,771	48,212
Metcash Ltd.	10,738	42,646
Orica Ltd.	3,972	82,379
Origin Energy Ltd.	5,242	75,502
Santos Ltd.	3,115	41,787
Sims Metal Management Ltd.	1,741	35,079
Sonic Healthcare Ltd.	3,864	48,459
Woolworths Ltd.	8,231	212,480

Total Australia		1,543,874
Belgium – 0.8%
Colruyt S.A.	373	87,561
Delhaize Group	718	49,788

Total Belgium		137,349
Brazil – 7.3%
Centrais Eletricas Brasileiras S.A.	10,500	162,368
Cia de Bebidas das Americas	1,962	137,679
Light S.A.	8,939	123,980
Natura Cosmeticos S.A.	4,300	76,872
Petroleo Brasileiro S.A.	24,200	553,112
Redecard S.A.	6,717	103,266
Souza Cruz S.A.	4,500	159,228

Total Brazil		1,316,505
Canada – 5.9%
Brookfield Properties Corp.	6,220	70,354
Canadian Natural Resources Ltd.	1,149	77,399
Enbridge, Inc.	3,214	124,482
EnCana Corp.	5,283	305,177
George Weston Ltd.	812	42,170
Goldcorp, Inc.	1,201	48,094
Loblaw Cos. Ltd.	1,737	51,141
RioCan Real Estate Investment Trust	4,517	75,753
Talisman Energy, Inc.	3,180	55,197
Thomson Reuters Corp.	6,281	210,088

Total Canada		1,059,855
China – 0.7%
China Citic Bank Class H	124,000	81,759
Guangzhou R&F Properties Co., Ltd. Class H	26,800	47,098

Total China		128,857
Denmark – 0.3%
H. Lundbeck A/S	2,433	50,397
Finland – 0.4%
Kone Oyj Class B	1,930	70,865
France – 0.4%
Bureau Veritas S.A.	1,428	80,486

Investments	Shares	U.S. $ Value

Germany – 0.5%
Volkswagen AG	501	$82,261
Hong Kong – 5.3%
China Overseas Land & Investment Ltd.	24,000	51,902
CNOOC Ltd.	391,300	526,106
Hang Lung Group Ltd.	7,000	35,045
Hang Lung Properties Ltd.	24,000	88,412
Henderson Land Development Co., Ltd.	11,000	72,387
MTR Corp.	26,500	91,980
Shanghai Industrial Holdings Ltd.	11,000	49,606
Sinotrans Shipping Ltd.	92,500	37,239

Total Hong Kong		952,677
Indonesia – 2.6%
Astra International Tbk PT	33,000	113,870
Bank Central Asia Tbk PT	200,000	95,706
Bank Mandiri Tbk PT	134,000	65,163
Bank Rakyat Indonesia	93,500	72,556
Indo Tambangraya Megah PT	21,900	54,948
Unilever Indonesia Tbk PT	68,000	75,282

Total Indonesia		477,525
Israel – 1.9%
Bezeq Israeli Telecommunication Corp., Ltd.	44,420	95,274
Israel Chemicals Ltd.	22,118	252,426

Total Israel		347,700
Japan – 1.7%
Chugai Pharmaceutical Co., Ltd.	2,900	60,148
Fast Retailing Co., Ltd.	500	63,439
Kyowa Hakko Kirin Co., Ltd.	5,000	63,495
Mitsubishi Tanabe Pharma Corp.	5,000	66,845
TonenGeneral Sekiyu K.K.	6,000	58,770

Total Japan		312,697
Malaysia – 2.2%
British American Tobacco Malaysia Bhd	3,500	44,536
Digi.Com Bhd	2,700	16,710
Petronas Dagangan Bhd	12,900	32,054
Petronas Gas Bhd	33,100	93,055
Plus Expressways Bhd	57,500	55,324
Telekom Malaysia Bhd	57,000	50,561
Tenaga Nasional Bhd	42,000	99,387

Total Malaysia		391,627
Mexico – 1.2%
Grupo Financiero Inbursa S.A. Class O	22,000	62,228
Kimberly-Clark de Mexico S.A.B de C.V. Class A	13,300	55,159
Telefonos de Mexico S.A.B de CV	115,700	101,006

Total Mexico		218,393
Netherlands – 0.7%
Koninklijke Ahold N.V.	10,324	124,045
Norway – 0.6%
Fred Olsen Energy ASA	2,850	105,801

See Notes to Financial Statements.

WisdomTree International Dividend Funds	39

Schedule of Investments (unaudited) (concluded)

WisdomTree World ex-U.S. Growth Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Philippines – 0.6%
SM Investments Corp.	14,530	$99,667
Singapore – 1.1%
Jardine Cycle & Carriage Ltd.	5,000	86,228
Wilmar International Ltd.(a)	26,000	116,618

Total Singapore		202,846
South Africa – 6.7%
ABSA Group Ltd.	7,781	123,223
African Bank Investments Ltd.	15,233	59,304
Bidvest Group Ltd.	3,299	51,613
Gold Fields Ltd.	3,760	50,365
Growthpoint Properties Ltd.	25,195	44,887
Kumba Iron Ore Ltd.	8,184	267,850
MTN Group Ltd.	6,334	102,105
Nedbank Group Ltd.	6,452	101,750
Remgro Ltd.	6,451	75,428
RMB Holdings Ltd.	16,790	60,535
Shoprite Holdings Ltd.	5,571	45,583
Standard Bank Group Ltd.	13,328	170,876
Tiger Brands Ltd.	2,565	50,944

Total South Africa		1,204,463
South Korea – 1.4%
LG Chem Ltd.	503	93,492
LG Corp.	811	54,376
Samsung Securities Co., Ltd.	646	37,666
SK Energy Co., Ltd.	689	73,680

Total South Korea		259,214
Spain – 2.8%
Bankinter, S.A.	2,762	34,821
Inditex S.A.	6,276	359,698
Indra Sistemas S.A.	2,183	54,373
Zardoya Otis, S.A.	3,010	65,248

Total Spain		514,140
Sweden – 3.9%
Assa Abloy AB Class B	2,484	40,246
Atlas Copco AB Class A	7,872	101,090
Atlas Copco AB Class B	4,609	52,398
Hennes & Mauritz AB Class B	7,582	424,484
Ratos AB Class B	1,899	45,351
Swedish Match AB	2,257	45,186

Total Sweden		708,755
Switzerland – 1.1%
Compagnie Financiere Richemont S.A. Class A	6,860	193,573
Taiwan – 1.5%
Quanta Computer, Inc.	54,520	114,474
Taiwan Mobile Co., Ltd.	56,000	103,646
Wistron Corp.	27,769	51,654

Total Taiwan		269,774

Investments	Shares	U.S. $ Value

Turkey – 2.1%
Akbank TAS	26,080	$150,899
Turkcell Iletisim Hizmet As	31,144	222,105

Total Turkey		373,004
United Kingdom – 37.4%
Admiral Group PLC	3,311	61,268
Amlin PLC	2,955	18,125
Antofagasta PLC	10,797	131,152
Ashmore Group PLC	9,840	39,438
AstraZeneca PLC	12,467	559,092
BG Group PLC	7,912	137,550
BHP Billiton PLC	15,092	412,266
BP PLC	247,279	2,187,036
Capita Group PLC (The)	3,149	36,388
Compass Group PLC	25,370	155,120
Drax Group PLC	13,703	103,334
Eurasian Natural Resources Corp.	7,530	105,558
Firstgroup PLC	6,203	41,042
G4S PLC	11,286	39,819
Inmarsat PLC	3,663	32,309
International Power PLC	19,560	90,409
Investec PLC	6,266	45,899
Pearson PLC	9,054	111,645
Reckitt Benckiser Group PLC	4,149	202,920
Royal Dutch Shell PLC Class A	36,527	1,041,911
Royal Dutch Shell PLC Class B	32,188	893,691
RSA Insurance Group PLC	39,484	84,493
SABMiller PLC	7,672	185,158
Smith & Nephew PLC	3,799	34,056

Total United Kingdom		6,749,679
TOTAL COMMON STOCKS (Cost: $15,872,905)		17,976,029
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
MONEY MARKET FUND – 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $61,001)(c)	61,001	61,001
TOTAL INVESTMENTS IN SECURITIES – 100.0% (Cost: $15,933,906)(d)		18,037,030
Foreign Currency and Other Assets in Excess of Liabilities – 0.0%		2,580

NET ASSETS – 100.0%		$18,039,610
(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $58,323 and the total market value of the collateral held by the Fund was $61,001.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

40	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

COMMON STOCKS – 99.3%
Advertising – 0.4%
Asatsu-DK, Inc.	7,200	$152,387
Moshi Moshi Hotline, Inc.	18,800	367,874

Total Advertising		520,261
Agriculture – 0.3%
Hokuto Corp.	17,800	412,520
Apparel – 2.2%
Gunze Ltd.	101,000	463,629
Japan Wool Textile Co., Ltd. (The)	50,000	379,740
Onward Holdings Co., Ltd.	126,000	940,057
Sanyo Shokai Ltd.	124,000	408,555
Tokyo Style Co., Ltd.	50,000	432,233

Total Apparel		2,624,214
Auto Manufacturers – 0.7%
Kanto Auto Works Ltd.	22,600	228,183
Nissan Shatai Co., Ltd.	19,000	153,002
Shinmaywa Industries Ltd.	109,000	428,525

Total Auto Manufacturers		809,710
Auto Parts & Equipment – 4.6%
Exedy Corp.	12,400	273,940
FCC Co., Ltd.	23,800	415,739
Keihin Corp.	21,500	357,313
Musashi Seimitsu Industry Co., Ltd.	15,800	303,171
NHK Spring Co., Ltd.	97,000	802,781
Nifco, Inc.	38,400	768,129
Nippon Seiki Co., Ltd.	39,000	444,296
Nissin Kogyo Co., Ltd.	31,900	466,377
Showa Corp.	68,600	420,633
Takata Corp.	21,200	388,554
Tokai Rika Co., Ltd.	23,300	419,236
TS Tech Co., Ltd.	22,400	397,038

Total Auto Parts & Equipment		5,457,207
Banks – 5.8%
Akita Bank Ltd. (The)	60,000	243,927
Aomori Bank Ltd. (The)	52,000	208,499
Awa Bank Ltd. (The)	51,000	293,919
Bank of Nagoya Ltd. (The)	64,000	277,344
Bank of Saga Ltd. (The)	61,000	190,082
Daishi Bank Ltd. (The)	104,000	421,645
Fukui Bank Ltd. (The)	71,000	232,345
Higo Bank Ltd. (The)	54,000	319,651
Hokkoku Bank Ltd. (The)	97,000	406,266
Hokuetsu Bank Ltd. (The)	58,000	111,420
Hyakugo Bank Ltd. (The)	70,000	361,199
Juroku Bank Ltd. (The)	120,000	411,459
Keiyo Bank Ltd. (The)	71,000	363,981
Kiyo Holdings, Inc.	331,000	421,444
Miyazaki Bank Ltd. (The)	43,000	179,617
Musashino Bank Ltd. (The)	11,600	351,751
Ogaki Kyoritsu Bank Ltd. (The)	69,000	238,130
Oita Bank Ltd. (The)	48,000	188,172

Investments	Shares	Value

San-In Godo Bank Ltd. (The)	39,000	$333,222
Toho Bank Ltd. (The)	63,000	280,751
Tokyo Tomin Bank Ltd. (The)	23,100	377,969
Yachiyo Bank Ltd. (The)	5,400	164,349
Yamagata Bank Ltd. (The)	47,000	243,045
Yamanashi Chuo Bank Ltd. (The)	51,000	247,211

Total Banks		6,867,398
Beverages – 1.4%
Coca-Cola Central Japan Co., Ltd.	21,200	295,974
Ito En Ltd.	39,700	736,934
Mikuni Coca-Cola Bottling Co., Ltd.	30,200	262,755
Takara Holdings, Inc.(a)	58,000	402,279

Total Beverages		1,697,942
Building Materials – 1.9%
Central Glass Co., Ltd.	117,000	521,394
Chofu Seisakusho Co., Ltd.	7,400	157,199
Fujitec Co., Ltd.	59,000	336,069
Sanwa Holdings Corp.	152,000	524,577
Sumitomo Osaka Cement Co., Ltd.	209,000	396,828
Takara Standard Co., Ltd.	56,000	337,745

Total Building Materials		2,273,812
Chemicals – 8.9%
ADEKA Corp.	50,300	504,489
Aica Kogyo Co., Ltd.	49,700	532,331
Denki Kagaku Kogyo K.K.	225,000	929,804
DIC Corp.	473,000	676,205
Earth Chemical Co., Ltd.	9,400	303,412
Fujimi, Inc.	18,900	339,223
Lintec Corp.	18,700	357,145
Nihon Parkerizing Co., Ltd.	44,000	549,908
Nippon Kayaku Co., Ltd.	105,000	932,317
Nippon Paint Co., Ltd.	72,000	392,427
NOF Corp.	114,000	572,960
Sanyo Chemical Industries Ltd.	76,000	449,031
Sumitomo Bakelite Co., Ltd.	131,000	696,443
T. Hasegawa Co., Ltd.	21,000	357,681
Taiyo Ink Manufacturing Co., Ltd.	21,400	547,339
Toagosei Co., Ltd.	173,000	589,323
Tokai Carbon Co., Ltd.	70,000	331,490
Tokyo Ohka Kogyo Co., Ltd.	21,400	482,806
Toyo Ink Manufacturing Co., Ltd.	174,000	652,974
Zeon Corp.	76,000	348,869

Total Chemicals		10,546,177
Commercial Services – 2.8%
Duskin Co., Ltd.	29,200	550,181
Meitec Corp.(a)	29,600	503,830
Park24 Co., Ltd.	87,200	1,007,034
Sohgo Security Services Co., Ltd.	40,700	484,118
TKC Corp.	10,400	227,665
Toppan Forms Co., Ltd.	39,900	549,023

Total Commercial Services		3,321,851

See Notes to Financial Statements.

WisdomTree International Dividend Funds	41

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Computers – 3.0%
Hitachi Information Systems Ltd.	17,100	$552,907
Hitachi Maxell Ltd.	35,900	695,666
Hitachi Systems & Services Ltd.	17,200	411,102
Japan Digital Laboratory Co., Ltd.	29,900	422,778
NEC Fielding Ltd.	18,000	281,655
NS Solutions Corp.	26,600	488,714
Otsuka Corp.	11,700	701,725

Total Computers		3,554,547
Cosmetics/Personal Care – 1.5%
Fancl Corp.	23,300	370,312
Kose Corp.	12,500	305,746
Lion Corp.	79,000	411,169
Mandom Corp.	13,000	373,150
Pigeon Corp.	7,400	295,058

Total Cosmetics/Personal Care		1,755,435
Distribution/Wholesale – 2.8%
Ai Holdings Corp.	81,300	286,028
Inaba Denki Sangyo Co., Ltd.	12,400	297,761
Itochu Enex Co., Ltd.	69,700	407,138
IWATANI Corp.	112,000	345,250
JFE Shoji Holdings, Inc.	124,000	454,258
Nagase & Co., Ltd.	49,000	607,472
Onoken Co., Ltd.	12,900	129,670
Ryoden Trading Co., Ltd.	29,000	187,535
Ryoshoku Ltd.	6,000	153,795
Sinanen Co., Ltd.	24,000	128,665
Yamazen Corp.	90,900	337,061

Total Distribution/Wholesale		3,334,633
Diversified Financial Services – 2.5%
Century Tokyo Leasing Corp.	27,455	300,814
Fuyo General Lease Co., Ltd.	15,300	345,184
IBJ Leasing Co., Ltd.	21,900	316,753
Ichiyoshi Securities Co., Ltd.	34,200	235,296
Japan Securities Finance Co., Ltd.	45,700	340,957
NEC Capital Solutions Ltd.	23,800	366,297
Okasan Securities Group, Inc.	12,000	53,610
Ricoh Leasing Co., Ltd.	12,000	264,433
Takefuji Corp.(a)	216,500	764,103

Total Diversified Financial Services		2,987,447
Electric – 0.3%
Okinawa Electric Power Co., Inc. (The)	5,800	347,216
Electrical Components & Equipment – 0.4%
Hitachi Cable Ltd.	170,000	499,358
Electronics – 4.7%
Eizo Nanao Corp.	15,700	375,250
Horiba Ltd.	17,100	444,999
Idec Corp.	22,700	180,261
Kaga Electronics Co., Ltd.	27,600	288,839
Nichicon Corp.	26,900	344,606
Nidec Copal Corp.	24,100	328,655

Investments	Shares	Value

Ryosan Co., Ltd.	15,200	$392,159
Sanshin Electronics Co., Ltd.	31,500	254,364
Sato Corp.	26,600	363,045
Star Micronics Co., Ltd.	55,500	517,591
Taiyo Yuden Co., Ltd.	19,000	224,728
Toyo Corp.	30,600	314,766
Yaskawa Electric Corp.	75,000	542,805
Yokogawa Electric Corp.	115,000	1,021,109

Total Electronics		5,593,177
Engineering & Construction – 5.4%
Japan Airport Terminal Co., Ltd.	23,700	297,789
Kyowa Exeo Corp.	50,000	491,986
Maeda Corp.	107,000	345,373
Maeda Road Construction Co., Ltd.	42,000	378,556
NEC Networks & System Integration Corp.	27,400	374,269
Nippo Corp.	49,000	401,150
Nishimatsu Construction Co., Ltd.	233,000	333,099
Okumura Corp.	115,000	434,132
Sanki Engineering Co., Ltd.	48,000	403,686
Shinko Plantech Co., Ltd.	45,000	441,783
SHO-BOND Holdings Co., Ltd.	17,600	344,982
Taikisha Ltd.	30,300	408,129
Takasago Thermal Engineering Co., Ltd.	54,000	469,827
Toda Corp.	116,000	410,700
Toshiba Plant Systems & Services Corp.	39,000	520,958
Toyo Engineering Corp.	102,000	348,601

Total Engineering & Construction		6,405,020
Entertainment – 2.0%
Avex Group Holdings, Inc.(a)	45,800	426,106
Heiwa Corp.	92,800	1,026,102
Mars Engineering Corp.	11,100	410,353
Toei Co., Ltd.	47,000	265,617
Tokyotokeiba Co., Ltd.	171,000	299,849

Total Entertainment		2,428,027
Food – 4.8%
Ariake Japan Co., Ltd.(a)	23,000	381,728
Ezaki Glico Co., Ltd.	40,000	446,306
Fuji Oil Co., Ltd.	24,500	346,697
J-Oil Mills, Inc.	98,000	332,741
Kato Sangyo Co., Ltd.	16,200	278,278
Maruha Nichiro Holdings, Inc.	223,000	341,219
Mitsui Sugar Co., Ltd.	100,000	354,051
Morinaga & Co., Ltd.	156,000	348,467
Morinaga Milk Industry Co., Ltd.	104,000	520,378
Nichirei Corp.	115,000	455,967
Nippon Beet Sugar Manufacturing Co., Ltd.	72,000	197,018
Nippon Flour Mills Co., Ltd.	60,000	327,023
Nippon Suisan Kaisha Ltd.(a)	192,000	572,558
Nisshin Oillio Group Ltd. (The)	74,000	403,328
Snow Brand Milk Products Co., Ltd.	85,500	319,903
Yokohama Reito Co., Ltd.	17,000	120,188

Total Food		5,745,850

See Notes to Financial Statements.

42	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Forest Products & Paper – 0.8%
Daio Paper Corp.	44,000	$414,274
Hokuetsu Kishu Paper Co., Ltd.	110,000	582,342

Total Forest Products & Paper		996,616
Gas – 0.2%
Saibu Gas Co., Ltd.	85,000	242,084
Hand/Machine Tools – 2.0%
Asahi Diamond Industrial Co., Ltd.	59,000	429,642
Hitachi Koki Co., Ltd.	104,000	1,174,334
OSG Corp.	46,300	476,781
Union Tool Co.	11,000	351,985

Total Hand/Machine Tools		2,432,742
Healthcare-Products – 1.4%
Hogy Medical Co., Ltd.	6,200	348,311
Nihon Kohden Corp.	29,900	500,587
Nipro Corp.	11,000	258,000
Paramount Bed Co., Ltd.	24,400	526,234

Total Healthcare-Products		1,633,132
Home Builders – 0.9%
Mitsui Home Co., Ltd.	43,000	249,255
PanaHome Corp.	69,000	422,315
Token Corp.	11,990	391,029

Total Home Builders		1,062,599
Home Furnishings – 1.3%
Canon Electronics, Inc.	27,000	504,808
Nidec Sankyo Corp.	96,000	545,753
Noritz Corp.(a)	34,600	464,889

Total Home Furnishings		1,515,450
Household Products/Wares – 0.3%
Kokuyo Co., Ltd.	45,400	416,300
Housewares – 0.6%
Noritake Co., Ltd.	75,000	232,032
Sangetsu Co., Ltd.	19,700	443,352

Total Housewares		675,384
Iron/Steel – 1.5%
Aichi Steel Corp.	71,000	298,956
Godo Steel Ltd.	115,000	226,057
Kyoei Steel Ltd.	15,900	382,694
Nippon Metal Industry Co., Ltd.	130,000	233,763
Topy Industries Ltd.	176,000	389,211
Yodogawa Steel Works Ltd.	75,000	316,636

Total Iron/Steel		1,847,317
Leisure Time – 0.7%
Mizuno Corp.	59,000	284,012
Round One Corp.	34,200	290,682
Tokyo Dome Corp.	75,000	230,357

Total Leisure Time		805,051
Lodging – 0.4%
Resorttrust, Inc.	34,960	452,545

Investments	Shares	Value

Machinery-Construction & Mining – 0.7%
Aichi Corp.	64,400	$327,269
Tadano Ltd.	98,000	483,788

Total Machinery-Construction & Mining		811,057
Machinery-Diversified – 3.9%
Chugai Ro Co., Ltd.	119,000	361,512
CKD Corp.	75,700	547,025
Daifuku Co., Ltd.	82,500	553,778
Hisaka Works Ltd.	19,000	211,147
Komori Corp.	44,300	539,309
Max Co., Ltd.	18,000	188,172
Miura Co., Ltd.	18,200	516,312
Nabtesco Corp.	39,000	466,510
Sintokogio Ltd.	49,400	377,390
Toshiba Machine Co., Ltd.	117,000	432,535
Tsubakimoto Chain Co.	108,000	442,687

Total Machinery-Diversified		4,636,377
Metal Fabricate/Hardware – 1.6%
Hanwa Co., Ltd.	127,000	459,574
Kitz Corp.	108,000	545,217
MISUMI Group, Inc.	22,000	462,188
Oiles Corp.	23,352	400,611

Total Metal Fabricate/Hardware		1,867,590
Mining – 1.3%
Chuo Denki Kogyo Co., Ltd.	51,000	407,841
DOWA Holdings Co., Ltd.(a)	123,000	747,328
Nippon Denko Co., Ltd.	55,000	384,542

Total Mining		1,539,711
Miscellaneous Manufacturing – 1.6%
Amano Corp.	57,500	499,637
KUREHA Corp.	67,000	413,816
Shin-Etsu Polymer Co., Ltd.	38,000	272,474
Tamron Co., Ltd.	27,600	328,913
Tokai Rubber Industries, Inc.	32,300	357,506

Total Miscellaneous Manufacturing		1,872,346
Office Furnishings – 0.2%
Okamura Corp.	60,000	297,537
Office/Business Equipment – 0.2%
Canon Finetech, Inc.	16,600	215,994
Oil & Gas – 0.2%
AOC Holdings, Inc.	38,900	247,646
Pharmaceuticals – 3.1%
Kaken Pharmaceutical Co., Ltd.	57,000	536,673
Kyorin Co., Ltd.	15,000	255,487
Miraca Holdings, Inc.	22,000	719,942
Mochida Pharmaceutical Co., Ltd.	49,000	519,908
Nippon Shinyaku Co., Ltd.	39,000	553,192
Seikagaku Corp.	21,800	316,524
SSP Co., Ltd.	54,000	297,336
Toho Holdings Co., Ltd.	32,900	455,643

Total Pharmaceuticals		3,654,705

See Notes to Financial Statements.

WisdomTree International Dividend Funds	43

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund

September 30, 2009

Investments	Shares	Value

Real Estate – 1.5%
Goldcrest Co., Ltd.	20,010	$606,770
Heiwa Real Estate Co., Ltd.	120,500	414,520
Sumitomo Real Estate Sales Co., Ltd.	13,240	474,679
TOC Co., Ltd.	76,700	338,376

Total Real Estate		1,834,345
Retail – 10.4%
Alpen Co., Ltd.	16,500	301,675
AOKI Holdings, Inc.	17,900	201,721
Arcs Co., Ltd.	23,310	373,335
ASKUL Corp.	16,600	361,535
Best Denki Co., Ltd.	82,000	389,233
Chiyoda Co., Ltd.	27,700	394,764
Circle K Sunkus Co., Ltd.	29,900	452,499
Cocokara Fine Holdings, Inc.	9,720	213,757
DCM Japan Holdings Co., Ltd.	68,500	468,984
Don Quijote Co., Ltd.	11,800	280,717
Doutor Nichires Holdings Co., Ltd.	26,900	413,708
EDION Corp.	57,700	502,019
H2O Retailing Corp.(a)	71,000	447,244
Heiwado Co., Ltd.	23,200	323,378
Izumiya Co., Ltd.	55,000	301,000
Komeri Co., Ltd.	15,300	454,549
K’s Holdings Corp.	12,000	403,418
Matsumotokiyoshi Holdings Co., Ltd.	11,800	295,214
Ministop Co., Ltd.	17,400	275,959
Nishimatsuya Chain Co., Ltd.	32,500	342,296
Parco Co., Ltd.	34,900	323,527
Plenus Co., Ltd.	27,300	409,797
Point, Inc.	9,570	634,900
Ryohin Keikaku Co., Ltd.	11,000	571,285
Saizeriya Co., Ltd.	22,200	406,138
Shimachu Co., Ltd.	16,000	420,841
Sundrug Co., Ltd.	11,900	322,969
Tsuruha Holdings, Inc.	10,200	426,068
United Arrows Ltd.	46,600	409,608
Valor Co., Ltd.	28,100	256,724
WATAMI Co., Ltd.	10,920	230,267
Xebio Co., Ltd.	12,800	302,362
Zensho Co., Ltd.(a)	66,000	459,239

Total Retail		12,370,730
Semiconductors – 0.3%
Sanken Electric Co., Ltd.	107,000	368,080
Software – 2.6%
Capcom Co., Ltd.	22,300	439,350
FUJI SOFT, Inc.	15,700	265,130
Hitachi Software Engineering Co., Ltd.	24,600	726,721
IT Holdings Corp.	22,800	315,510
Nihon Unisys Ltd.	34,800	314,049
NSD Co., Ltd.	34,400	371,913
Sumisho Computer Systems Corp.	22,100	368,765
Zenrin Co., Ltd.	18,600	271,724

Total Software		3,073,162

Investments	Shares	Value

Storage/Warehousing – 0.6%
Mitsui-Soko Co., Ltd.	79,000	$300,877
Sumitomo Warehouse Co., Ltd. (The)	76,000	368,392

Total Storage/Warehousing		669,269
Telecommunications – 0.9%
Hikari Tsushin, Inc.	27,400	600,116
Hitachi Kokusai Electric, Inc.	64,000	498,934

Total Telecommunications		1,099,050
Textiles – 1.1%
Kurabo Industries Ltd.	161,000	336,260
Nitto Boseki Co., Ltd.	170,000	336,070
Seiren Co., Ltd.	35,700	234,850
Toyobo Co., Ltd.	237,000	407,639

Total Textiles		1,314,819
Toys/Games/Hobbies – 0.3%
Tomy Co., Ltd.	36,800	304,971
Transportation – 2.3%
Fukuyama Transporting Co., Ltd.(a)	96,000	513,587
Iino Kaiun Kaisha Ltd.	54,700	265,146
Kintetsu World Express, Inc.	10,700	250,963
Nippon Konpo Unyu Soko Co., Ltd.	39,000	466,075
Sankyu, Inc.	124,000	535,969
Seino Holdings Corp.	54,000	468,621
Senko Co., Ltd.	69,000	288,993

Total Transportation		2,789,354
TOTAL COMMON STOCKS (Cost: $121,519,859)		118,227,765
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $290,177)	290,177	290,177
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
MONEY MARKET FUND – 3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $4,076,036)(d)	4,076,036	4,076,036
TOTAL INVESTMENTS IN SECURITIES – 103.0% (Cost: $125,886,072)(e)		122,593,978
Liabilities in Excess of Foreign Currency and Other Assets – (3.0)%		(3,533,595)

NET ASSETS – 100.0%		$119,060,383
(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $3,609,129 and the total market value of the collateral held by the Fund was $4,076,036.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

44	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.9%
Australia – 55.7%
AGL Energy Ltd.	63,535	$766,516
Amcor Ltd.	159,979	773,718
AMP Ltd.	309,180	1,779,092
Aristocrat Leisure Ltd.	143,430	664,567
ASX Ltd.	23,333	724,858
Australia & New Zealand Banking Group Ltd.	301,738	6,495,031
AXA Asia Pacific Holdings Ltd.	184,337	710,941
Bendigo and Adelaide Bank Ltd.(a)	85,299	707,638
BHP Billiton Ltd.	195,806	6,520,070
BlueScope Steel Ltd.	278,687	720,649
Boral Ltd.	108,391	582,572
Brambles Ltd.	213,003	1,518,926
Coca-Cola Amatil Ltd.	80,830	699,811
Commonwealth Bank of Australia	187,132	8,546,688
Computershare Ltd.	61,857	609,246
Crown Ltd.	118,110	930,845
CSL Ltd.	23,054	680,788
CSR Ltd.	378,460	627,939
David Jones Ltd.	88,596	456,632
Downer EDI Ltd.	79,967	578,008
Fairfax Media Ltd.	581,199	879,687
Foster’s Group Ltd.	209,817	1,027,716
Goodman Fielder Ltd.(a)	403,797	595,140
Harvey Norman Holdings Ltd.	133,400	506,248
Incitec Pivot Ltd.	311,209	777,281
Insurance Australia Group Ltd.	153,703	512,759
Leighton Holdings Ltd.	45,508	1,452,699
Lend Lease Corp., Ltd.	103,633	969,490
Lion Nathan Ltd.	44,906	453,784
Macquarie Group Ltd.	33,249	1,725,129
Metcash Ltd.	156,226	620,448
National Australia Bank Ltd.	276,876	7,516,420
OneSteel Ltd.	209,302	559,700
Orica Ltd.	37,465	777,021
Origin Energy Ltd.	68,612	988,234
QBE Insurance Group Ltd.	121,092	2,571,287
Rio Tinto Ltd.	29,160	1,524,551
Santos Ltd.	49,484	663,816
Sims Metal Management Ltd.	22,561	454,573
Sonic Healthcare Ltd.	69,810	875,490
Suncorp-Metway Ltd.	242,374	1,899,496
TABCORP Holdings Ltd.	91,589	576,331
Telstra Corp., Ltd.	1,907,188	5,504,029
Toll Holdings Ltd.	89,524	673,950
Wesfarmers Ltd.	137,408	3,212,428
Westpac Banking Corp.	294,799	6,829,592
Woodside Petroleum Ltd.	48,711	2,241,064
Woolworths Ltd.	82,911	2,140,314
WorleyParsons Ltd.	27,337	716,792

Total Australia		84,340,004

Investments	Shares	U.S. $ Value

Hong Kong – 28.8%
Cheung Kong Holdings Ltd.	128,015	$1,624,541
China Merchants Holdings International Co., Ltd.	244,539	810,918
China Mobile Ltd.	1,313,613	12,814,000
China Overseas Land & Investment Ltd.	283,707	613,535
China Resources Enterprise	248,009	721,622
China Unicom (Hong Kong) Ltd.	1,062,477	1,505,280
CLP Holdings Ltd.	227,531	1,544,265
CNOOC Ltd.	3,840,240	5,163,231
Hang Lung Group Ltd.	97,000	485,623
Hang Lung Properties Ltd.	254,000	935,697
Hang Seng Bank Ltd.	214,627	3,093,378
Henderson Land Development Co., Ltd.	106,000	697,544
Hong Kong & China Gas Co., Ltd.	354,539	895,720
Hong Kong Exchanges and Clearing Ltd.	86,704	1,571,849
Hongkong Electric Holdings Ltd.	205,025	1,124,323
Hutchison Whampoa Ltd.	286,000	2,064,722
MTR Corp.	170,030	590,165
New World Development Ltd.	281,022	604,828
Shanghai Industrial Holdings Ltd.	133,006	599,810
Sino Land Co.	444,022	795,224
Sinotrans Shipping Ltd.	1,081,000	435,187
Sun Hung Kai Properties Ltd.	138,000	2,033,484
Swire Pacific Ltd. Class A	61,500	722,918
Swire Pacific Ltd. Class B	250,000	545,158
Television Broadcasts Ltd.	103,002	443,903
Wharf Holdings Ltd.	202,017	1,072,638

Total Hong Kong		43,509,563
New Zealand – 1.7%
Contact Energy Ltd.*	168,825	703,457
Fletcher Building Ltd.	130,462	788,041
Telecom Corp. of New Zealand Ltd.	593,305	1,141,664

Total New Zealand		2,633,162
Singapore – 13.7%
CapitaLand Ltd.	274,000	723,381
Cosco Corp. Singapore Ltd.	714,000	608,069
DBS Group Holdings Ltd.	86,000	810,532
Fraser and Neave Ltd.	167,070	470,720
Jardine Cycle & Carriage Ltd.	47,250	814,858
Keppel Corp., Ltd.	204,000	1,172,705
Oversea-Chinese Banking Corp., Ltd.	296,000	1,649,054
Pacific Century Regional Developments Ltd.	2,204,000	359,760
SembCorp Industries Ltd.	228,000	548,540
SembCorp Marine Ltd.	306,800	692,398
SIA Engineering Co., Ltd.	357,000	651,141
Singapore Airlines Ltd.	184,400	1,803,365
Singapore Airport Terminal Services Ltd.	548,172	879,223
Singapore Exchange Ltd.	201,000	1,201,107
Singapore Land Ltd.	153,000	588,524
Singapore Press Holdings Ltd.	244,000	668,422
Singapore Technologies Engineering Ltd.	360,000	702,601
Singapore Telecommunications Ltd.	1,294,450	2,985,673

See Notes to Financial Statements.

WisdomTree International Dividend Funds	45

Schedule of Investments (unaudited) (concluded)

WisdomTree Pacific ex-Japan Total Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

StarHub Ltd.	459,080	$707,004
United Overseas Bank Ltd.	146,000	1,738,675
Wilmar International Ltd.	225,000	1,009,191

Total Singapore		20,784,943
TOTAL COMMON STOCKS (Cost: $139,523,500)		151,267,672
SHORT-TERM INVESTMENT – 0.3%
MONEY MARKET FUND – 0.3%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $481,767)	481,767	481,767
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
MONEY MARKET FUND – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $554,005)(d)	554,005	554,005
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $140,559,272)(e)		152,303,444
Liabilities in Excess of Foreign Currency and Other Assets – (0.6)%		(933,271)

NET ASSETS – 100.0%		$151,370,173

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $510,643 and the total market value of the collateral held by the Fund was $554,005.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

46	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Pacific ex-Japan Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Australia – 81.6%
Adelaide Brighton Ltd.	229,367	$564,774
Amcor Ltd.	251,440	1,216,058
AMP Ltd.	586,687	3,375,930
APN News & Media Ltd.	441,893	803,385
Aristocrat Leisure Ltd.	232,446	1,077,013
Australia & New Zealand Banking Group Ltd.	433,406	9,329,237
Australian Infrastructure Fund	293,675	418,580
Bank of Queensland Ltd.	73,716	776,143
Bendigo and Adelaide Bank Ltd.	151,025	1,252,899
Billabong International Ltd.	80,151	848,847
Boral Ltd.	180,121	968,102
Centennial Coal Co., Ltd.	208,310	591,978
Challenger Financial Services Group Ltd.	301,430	907,152
Challenger Infrastructure Fund Class A	291,713	432,518
Commonwealth Bank of Australia	217,183	9,919,176
ConnectEast Group(a)(b)	1,142,787	363,084
Consolidated Media Holdings Ltd.	280,828	736,099
Corporate Express Australia Ltd.	112,415	405,777
Crane Group Ltd.	41,108	397,990
Cromwell Group	799,204	486,683
Crown Ltd.	191,631	1,510,277
CSR Ltd.	549,425	911,603
David Jones Ltd.	192,234	990,792
Envestra Ltd.(b)	1,364,362	692,368
Fairfax Media Ltd.(a)	675,953	1,023,105
FKP Property Group(b)	912,787	612,241
Flight Centre Ltd.(a)	57,281	755,773
Goodman Fielder Ltd.(a)	657,348	968,838
GWA International Ltd.	233,419	568,571
Incitec Pivot Ltd.	504,330	1,259,623
Leighton Holdings Ltd.(a)	74,188	2,368,218
Lend Lease Corp., Ltd.	183,601	1,717,593
Monadelphous Group Ltd.	47,752	563,881
National Australia Bank Ltd.	350,640	9,518,910
Perpetual Ltd.	23,633	816,355
Premier Investments Ltd.	76,695	587,525
QBE Insurance Group Ltd.	230,624	4,897,107
Seven Network Ltd.	86,205	477,784
Sigma Pharmaceuticals Ltd.	505,416	474,619
Suncorp-Metway Ltd.	438,215	3,434,311
Telstra Corp., Ltd.	2,379,226	6,866,302
United Group Ltd.	63,941	836,310
Wesfarmers Ltd.	281,290	6,576,210
West Australian Newspapers Holdings Ltd.(a)	148,563	989,913

Total Australia		84,289,654
New Zealand – 4.9%
Air New Zealand Ltd.	621,839	544,304
Fletcher Building Ltd.	190,975	1,153,563
Sky City Entertainment Group Ltd.	248,012	583,089
Telecom Corp. of New Zealand Ltd.	803,744	1,546,600
Vector Ltd.	453,829	620,487

Investments	Shares	U.S. $ Value

Warehouse Group Ltd. (The)	190,782	$579,649

Total New Zealand		5,027,692
Singapore – 12.7%
First Ship Lease Trust	1,251,000	537,138
Jaya Holdings Ltd.(a)	1,845,000	602,321
K1 Ventures Ltd.	5,392,000	727,071
Lippo-Mapletree Indonesia Retail Trust	1,129,976	368,893
MobileOne Ltd.	578,000	726,064
SIA Engineering Co., Ltd.	489,000	891,899
Singapore Airlines Ltd.	318,000	3,109,925
Singapore Airport Terminal Services Ltd.	705,330	1,131,291
Singapore Post Ltd.	913,000	599,358
Singapore Technologies Engineering Ltd.	827,000	1,614,031
StarHub Ltd.	679,000	1,045,690
Straits Asia Resources Ltd.	580,000	876,761
Venture Corp., Ltd.	148,000	944,267

Total Singapore		13,174,709
TOTAL COMMON STOCKS (Cost: $96,131,467)		102,492,055
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c) (Cost: $122,969)	122,969	122,969
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 5.2%
MONEY MARKET FUND – 5.2%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(d) (Cost: $5,331,047)(e)	5,331,047	5,331,047
TOTAL INVESTMENTS IN SECURITIES – 104.5% (Cost: $101,585,483)(f)		107,946,071
Liabilities in Excess of Foreign Currency and Other Assets – (4.5)%		(4,625,128)

NET ASSETS – 100.0%		$103,320,943

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(d)	Interest rate shown reflects yield as of September 30, 2009.

(e)	At September 30, 2009, the total market value of the Fund’s securities on loan was $5,084,044 and the total market value of the collateral held by the Fund was $5,331,047.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	47

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 7.8%
Australia & New Zealand Banking Group Ltd.	51,358	$1,105,501
BHP Billiton Ltd.	40,301	1,341,968
Commonwealth Bank of Australia	28,993	1,324,168
National Australia Bank Ltd.	42,722	1,159,785
QBE Insurance Group Ltd.	32,611	692,467
Telstra Corp., Ltd.	298,776	862,249
Wesfarmers Ltd.	26,220	612,991
Westpac Banking Corp.	41,818	968,795
Woodside Petroleum Ltd.	12,259	564,004
Woolworths Ltd.	20,658	533,278

Total Australia		9,165,206
Austria – 0.5%
Bank Austria Creditanstalt AG*(a)	1,715	—
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A	10,706	540,671

Total Austria		540,671
Belgium – 0.6%
Belgacom S.A.	16,720	650,583
Denmark – 0.4%
Novo Nordisk A/S Class B	6,825	426,801
Finland – 1.4%
Fortum Oyj	26,205	671,083
Nokia Oyj	62,543	918,762

Total Finland		1,589,845
France – 15.9%
Accor S.A.	5,970	331,950
Air Liquide S.A.	4,916	558,689
AXA S.A.	29,128	787,663
BNP Paribas	6,755	539,109
Bouygues S.A.	9,431	479,039
Carrefour S.A.	12,950	586,799
Cie de Saint-Gobain	11,574	599,733
Credit Agricole S.A.	34,773	725,819
Danone	8,464	509,472
Electricite de France	19,878	1,177,917
France Telecom S.A.	59,332	1,578,839
GDF Suez	33,347	1,479,116
Lafarge S.A.	5,922	529,326
L’Oreal S.A.	4,993	495,917
LVMH Moet Hennessy Louis Vuitton S.A.	5,211	523,511
Sanofi-Aventis S.A.	18,236	1,336,776
Schneider Electric S.A.	5,410	547,694
Societe Generale	6,443	517,975
TOTAL S.A.	41,696	2,474,754
Unibail-Rodamco SE	3,731	774,139
Veolia Environnement	12,458	476,916
Vinci S.A.	9,194	519,547
Vivendi	34,529	1,067,210

Total France		18,617,910

Investments	Shares	U.S. $ Value

Germany – 10.0%
Allianz SE	9,196	$1,147,526
BASF SE	23,520	1,244,870
Bayer AG	9,113	630,724
Daimler AG	7,776	391,053
Deutsche Post AG	33,541	627,544
Deutsche Telekom AG	124,117	1,692,666
E.ON AG	37,178	1,574,862
Muenchener Rueckversicherungs AG	5,348	852,306
RWE AG	14,177	1,315,258
SAP AG	11,514	560,103
Siemens AG	9,916	917,194
ThyssenKrupp AG	18,670	642,132
Volkswagen AG(b)	1,170	192,106

Total Germany		11,788,344
Hong Kong – 4.9%
China Mobile Ltd.	209,919	2,047,713
CLP Holdings Ltd.	48,110	326,525
CNOOC Ltd.	864,529	1,162,366
Hang Seng Bank Ltd.	51,495	742,188
Hutchison Whampoa Ltd.	97,000	700,273
Sun Hung Kai Properties Ltd.	53,442	787,488

Total Hong Kong		5,766,553
Italy – 5.2%
Atlantia SpA	15,866	384,280
Enel SpA	264,088	1,674,350
ENI SpA	94,138	2,350,234
Mediobanca SpA(b)	50,409	688,198
Snam Rete Gas SpA	112,088	544,765
Telecom Italia SpA	249,632	437,499

Total Italy		6,079,326
Japan – 9.5%
Astellas Pharma, Inc.	15,700	647,043
Canon, Inc.	25,500	1,033,842
Honda Motor Co., Ltd.	26,000	802,926
JFE Holdings, Inc.	17,000	584,799
Kansai Electric Power Co., Inc. (The)	22,700	550,165
Mitsubishi Corp.	35,500	720,031
Mitsubishi UFJ Financial Group, Inc.	132,300	712,220
Mitsui & Co., Ltd.	49,700	651,676
Mizuho Financial Group, Inc.	260,198	517,286
Nippon Telegraph & Telephone Corp.	19,394	901,089
NTT DoCoMo, Inc.	670	1,073,078
Panasonic Corp.	40,900	604,352
Takeda Pharmaceutical Co., Ltd.	20,300	847,959
Tokyo Electric Power Co., Inc. (The)	23,100	607,589
Toyota Motor Corp.	23,400	933,021

Total Japan		11,187,076
Netherlands – 2.2%
Koninklijke KPN N.V.	46,612	772,285
Koninklijke Philips Electronics N.V.	30,435	740,261

See Notes to Financial Statements.

48	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Unilever N.V. CVA	37,416	$1,077,138

Total Netherlands		2,589,684
Norway – 1.3%
StatoilHydro ASA	68,559	1,534,877
Portugal – 0.5%
Portugal Telecom, SGPS, S.A.	50,731	536,500
Singapore – 1.6%
DBS Group Holdings Ltd.	58,000	546,638
Singapore Airlines Ltd.	72,000	704,134
Singapore Telecommunications Ltd.	262,500	605,461

Total Singapore		1,856,233
Spain – 9.3%
ACS Actividades de Construccion y Servicios, S.A.(b)	10,695	557,156
Banco Bilbao Vizcaya Argentaria S.A.(b)	74,988	1,329,569
Banco Popular Espanol S.A.(b)	44,857	449,137
Banco Santander S.A.	191,650	3,081,483
Criteria Caixacorp S.A.	133,099	682,873
Iberdrola S.A.(b)	86,908	851,759
Inditex S.A.	11,607	665,235
Repsol YPF S.A.(b)	34,996	950,946
Telefonica S.A.	87,242	2,404,420

Total Spain		10,972,578
Sweden – 1.9%
Hennes & Mauritz AB Class B	14,985	838,947
Nordea Bank AB	45,565	457,419
Sandvik AB	42,836	471,678
TeliaSonera AB	78,083	511,408

Total Sweden		2,279,452
Switzerland – 6.1%
Holcim Ltd.*	7,976	546,517
Nestle S.A.	45,187	1,923,055
Novartis AG	35,102	1,754,001
Roche Holding AG	7,638	1,232,945
SGS S.A.	375	504,144
Swisscom AG	995	355,511
Zurich Financial Services AG	3,633	863,041

Total Switzerland		7,179,214
United Kingdom – 20.4%
AstraZeneca PLC	22,989	1,030,960
Aviva PLC	87,697	628,497
BAE Systems PLC	64,897	362,445
BHP Billiton PLC	34,134	932,435
BP PLC	406,753	3,597,489
British American Tobacco PLC	35,004	1,098,959
British Sky Broadcasting Group PLC	42,104	384,843
BT Group PLC Class	374,575	778,800
Centrica PLC	92,744	373,199
Diageo PLC	42,827	657,555
GlaxoSmithKline PLC	77,358	1,521,168
HSBC Holdings PLC	245,054	2,806,198

Investments	Shares	U.S. $ Value

Imperial Tobacco Group PLC	16,094	$465,378
National Grid PLC	49,479	477,971
Reckitt Benckiser Group PLC	7,704	376,788
Rio Tinto PLC	17,407	742,907
Royal Dutch Shell PLC Class A	56,640	1,615,622
Royal Dutch Shell PLC Class B	55,215	1,533,029
Scottish & Southern Energy PLC	16,350	306,732
Standard Chartered PLC	28,938	713,668
Tesco PLC	123,619	790,049
Unilever PLC	24,378	693,224
Vodafone Group PLC	922,593	2,068,720

Total United Kingdom		23,956,636
TOTAL COMMON STOCKS (Cost: $122,137,094)		116,717,489
RIGHTS – 0.0%
France – 0.0%
BNP Paribas, expiring 10/13/09* (Cost: $0)	6,755	14,613
WARRANTS – 0.0%
Italy – 0.0%
Mediobanca SpA, expiring 3/18/11 (Cost: $2,465)	48,009	3,409
TOTAL LONG-TERM INVESTMENTS (Cost: $122,139,559)		116,735,511
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.1%
MONEY MARKET FUND – 3.1%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $3,636,032)(d)	3,636,032	3,636,032
TOTAL INVESTMENTS IN SECURITIES – 102.6% (Cost: $125,775,591)(e)		120,371,543
Liabilities in Excess of Foreign Currency and Other Assets – (2.6)%		(3,043,775)

NET ASSETS – 100.0%		$117,327,768

*	Non-income producing security.

(a)	Escrow Security-additional shares issued as result of a corporate action.

(b)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $3,430,672 and the total market value of the collateral held by the Fund was $3,636,032.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	49

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 4.6%
Foster’s Group Ltd.	238,055	$1,166,030
Orica Ltd.	80,498	1,669,523
Origin Energy Ltd.	56,027	806,969
Telstra Corp., Ltd.	609,062	1,757,716
Wesfarmers Ltd.	62,141	1,452,779

Total Australia		6,853,017
Austria – 2.5%
OMV AG	35,840	1,444,318
Telekom Austria AG	131,868	2,374,698

Total Austria		3,819,016
Belgium – 3.3%
Anheuser-Busch InBev N.V.	27,477	1,253,290
Belgacom S.A.	66,682	2,594,627
Solvay S.A.	10,560	1,095,152

Total Belgium		4,943,069
Finland – 2.9%
Fortum Oyj	59,139	1,514,490
Nokia Oyj	84,609	1,242,913
UPM-Kymmene Oyj	128,710	1,542,710

Total Finland		4,300,113
France – 16.5%
Accor S.A.	34,960	1,943,883
Cap Gemini S.A.	20,643	1,080,074
Cie de Saint-Gobain	32,872	1,703,337
France Telecom S.A.	113,241	3,013,371
Lafarge S.A.	21,443	1,916,639
Lagardere SCA	37,303	1,735,556
PPR	16,850	2,157,310
Sanofi-Aventis S.A.	17,879	1,310,607
Schneider Electric S.A.	15,656	1,584,972
Technip S.A.	16,508	1,053,263
TOTAL S.A.	21,270	1,262,424
Vallourec S.A.	16,018	2,711,284
Veolia Environnement	43,343	1,659,253
Vivendi	49,782	1,538,644

Total France		24,670,617
Germany – 10.7%
BASF SE	42,798	2,265,219
Bayer AG	16,106	1,114,720
Deutsche Post AG	186,572	3,490,717
Deutsche Telekom AG	160,778	2,192,635
E.ON AG	33,853	1,434,015
Metro AG	19,129	1,080,687
RWE AG	17,029	1,579,850
SAP AG	12,555	610,743
ThyssenKrupp AG	66,737	2,295,339

Total Germany		16,063,925
Hong Kong – 0.7%
CNOOC Ltd.	738,000	992,246

Investments	Shares	U.S. $ Value

Italy – 11.1%
Enel SpA	494,318	$3,134,037
ENI SpA	77,246	1,928,511
Mediaset SpA	370,679	2,589,906
Parmalat SpA	1,136,539	3,138,156
Telecom Italia SpA RSP	3,409,321	4,186,059
Terna Rete Elettrica Nazionale SpA	405,929	1,581,268

Total Italy		16,557,937
Japan – 5.0%
Astellas Pharma, Inc.	19,900	820,137
Canon, Inc.	22,600	916,267
Daiichi Sankyo Co., Ltd.	53,900	1,115,505
Eisai Co., Ltd.(a)	33,800	1,275,970
Fujitsu Ltd.	76,000	498,263
Konica Minolta Holdings, Inc.	52,500	498,995
Ricoh Co., Ltd.	44,000	642,788
Takeda Pharmaceutical Co., Ltd.	24,800	1,035,930
TDK Corp.	12,200	707,187

Total Japan		7,511,042
Netherlands – 7.5%
Akzo Nobel N.V.	33,727	2,087,063
Koninklijke DSM N.V.	33,745	1,408,230
Reed Elsevier N.V.	108,844	1,226,640
STMicroelectronics N.V.	153,198	1,441,882
TNT N.V.	73,099	1,959,607
Unilever N.V. CVA	50,650	1,458,121
Wolters Kluwer N.V.	74,904	1,597,965

Total Netherlands		11,179,508
Norway – 1.7%
Orkla ASA	158,339	1,485,886
StatoilHydro ASA	44,253	990,722

Total Norway		2,476,608
Portugal – 2.3%
Portugal Telecom, SGPS, S.A.	326,697	3,454,951
Singapore – 1.6%
Singapore Airlines Ltd.	245,000	2,396,012
Singapore Airport Terminal Services Ltd.	4,380	7,025

Total Singapore		2,403,037
Spain – 2.1%
ACS Actividades de Construccion y Servicios, S.A.(a)	24,142	1,257,677
Repsol YPF S.A.(a)	72,093	1,958,983

Total Spain		3,216,660
Sweden – 4.1%
Sandvik AB	272,318	2,998,561
SKF AB Class B	124,238	1,945,424
Svenska Cellulosa AB Class B	82,587	1,116,065

Total Sweden		6,060,050
Switzerland – 2.3%
Holcim Ltd.*	22,529	1,543,692

See Notes to Financial Statements.

50	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Novartis AG	21,296	$1,064,133
Roche Holding AG	4,729	763,367

Total Switzerland		3,371,192
United Kingdom – 20.6%
AstraZeneca PLC	33,114	1,485,023
BP PLC	218,529	1,932,759
British American Tobacco PLC	43,511	1,366,038
BT Group PLC	2,841,187	5,907,268
Cadbury PLC	151,621	1,947,235
Diageo PLC	79,238	1,216,601
GlaxoSmithKline PLC	83,572	1,643,361
Home Retail Group PLC	383,869	1,669,305
J. Sainsbury PLC	192,222	999,149
Marks & Spencer Group PLC	336,481	1,948,645
National Grid PLC	177,647	1,716,083
Royal Dutch Shell PLC Class B	65,427	1,816,562
Sage Group PLC (The)	308,314	1,150,900
Severn Trent PLC	101,032	1,568,188
United Utilities Group PLC	356,741	2,605,148
Vodafone Group PLC	810,380	1,817,106

Total United Kingdom		30,789,371
TOTAL COMMON STOCKS (Cost: $140,579,283)		148,662,359
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b) (Cost: $11,643)	11,643	11,643
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.3%
MONEY MARKET FUND – 2.3%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $3,368,030)(d)	3,368,030	3,368,030
TOTAL INVESTMENTS IN SECURITIES –101.8% (Cost: $143,958,956)(e)		152,042,032
Liabilities in Excess of Foreign Currency and Other Assets – (1.8)%		(2,642,399)

NET ASSETS – 100.0%		$149,399,633

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $3,195,973 and the total market value of the collateral held by the Fund was $3,368,030.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	51

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Australia – 10.2%
AGL Energy Ltd.	18,722	$225,871
Amcor Ltd.	92,259	446,199
Aristocrat Leisure Ltd.	81,645	378,293
ASX Ltd.	14,259	442,967
AXA Asia Pacific Holdings Ltd.	118,787	458,131
Billabong International Ltd.	22,721	240,629
BlueScope Steel Ltd.	151,547	391,881
Boral Ltd.	55,090	296,094
Brambles Ltd.	121,995	869,947
Coca-Cola Amatil Ltd.	52,226	452,163
Computershare Ltd.	23,598	232,423
Crown Ltd.	70,316	554,173
CSR Ltd.	192,609	319,576
Fairfax Media Ltd.	227,187	343,864
Felix Resources Ltd.	16,737	253,327
Harvey Norman Holdings Ltd.	87,966	333,828
Incitec Pivot Ltd.	178,300	445,325
Insurance Australia Group Ltd.	97,870	326,498
Leighton Holdings Ltd.(a)	27,278	870,764
Lend Lease Corp., Ltd.	53,795	503,254
Lion Nathan Ltd.	43,304	437,596
Metcash Ltd.	49,068	194,872
OneSteel Ltd.	112,637	301,206
Orica Ltd.	22,863	474,177
Sims Metal Management Ltd.	11,730	236,343
Sonic Healthcare Ltd.	56,087	703,389
Suncorp-Metway Ltd.	163,734	1,283,191
TABCORP Holdings Ltd.	39,458	248,293
Tatts Group Ltd.	96,279	215,826
Toll Holdings Ltd.	44,364	333,979
WorleyParsons Ltd.	13,581	356,102

Total Australia		13,170,181
Austria – 3.1%
EVN AG	10,982	219,597
Oesterreichische Post AG	10,127	279,770
Raiffeisen International Bank Holding AG	9,997	651,138
Strabag SE	9,839	317,978
Telekom Austria AG	50,210	904,189
Vienna Insurance Group	8,316	474,064
voestalpine AG	30,206	1,076,870

Total Austria		3,923,606
Belgium – 1.4%
Cofinimmo	1,907	266,258
Mobistar S.A.	6,282	434,236
Sofina S.A.	2,082	197,933
UCB S.A.	12,917	544,522
Umicore	10,819	323,557

Total Belgium		1,766,506

Investments	Shares	U.S. $ Value

Denmark – 0.5%
D/S Norden	6,843	$257,965
H. Lundbeck A/S	10,161	210,476
TrygVesta A/S	2,849	217,599

Total Denmark		686,040
Finland – 3.2%
Elisa Oyj	15,170	310,879
Kesko Oyj Class B	7,117	238,227
Metso Oyj	13,748	386,436
Neste Oil Oyj	32,602	601,398
Nokian Renkaat Oyj	6,801	158,360
Outokumpu Oyj	14,781	277,845
Rautaruukki Oyj	21,966	526,566
Sanoma Oyj	22,729	501,335
UPM-Kymmene Oyj	55,254	662,271
Wartsila Oyj	10,751	430,269

Total Finland		4,093,586
France – 11.9%
Aeroports de Paris	4,580	411,650
Bureau Veritas S.A.	4,657	262,483
Cap Gemini S.A.	11,277	590,030
Casino Guichard Perrachon S.A.	8,426	667,542
Ciments Francais S.A.	2,932	328,928
Eiffage S.A.(a)	4,452	283,336
Eramet(a)	1,191	412,851
Etablissements Maurel et Prom	20,619	416,217
Euler Hermes S.A.	3,021	258,766
Fonciere Des Regions	6,251	727,221
Gecina S.A.	13,005	1,549,267
ICADE	3,988	426,702
Imerys S.A.	6,415	367,711
Klepierre	18,655	739,099
Lagardere SCA	12,040	560,172
Legrand S.A.	19,867	552,043
M6-Metropole Television	14,278	375,037
Neopost S.A.	5,370	481,399
Nexity	7,366	293,236
PagesJaunes Groupe(a)	55,113	713,830
Publicis Groupe	8,853	354,697
Remy Cointreau S.A.	5,794	242,089
Sa des Ciments Vicat	3,106	237,580
Safran S.A.	34,759	650,586
SCOR SE	15,219	415,548
Societe BIC S.A.	3,640	258,580
Societe Immobiliere de Location pour l’Industrie et le Commerce	2,252	290,135
Societe Television Francaise 1	21,904	384,525
Technip S.A.	6,794	433,479
Vallourec S.A.	6,490	1,098,529
Wendel	7,768	490,116

Total France		15,273,384

See Notes to Financial Statements.

52	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Germany – 4.3%
Adidas AG	6,506	$343,970
Bilfinger Berger AG	4,617	319,144
Celesio AG	19,139	527,058
Deutsche Lufthansa AG	54,469	964,166
Fielmann AG	3,184	231,074
Fraport AG Frankfurt Airport Services Worldwide	5,903	313,643
Gea Group AG	13,866	289,021
Hamburger Hafen Und Logistik AG	4,281	192,670
Henkel AG & Co. KGaA	11,601	421,047
Hochtief AG	5,175	393,797
Salzgitter AG	2,293	219,535
Suedzucker AG	10,426	211,070
Symrise AG	12,152	231,446
Tognum AG	17,169	293,120
Wacker Chemie AG	1,904	296,648
Wincor Nixdorf AG	4,087	262,914

Total Germany		5,510,323
Hong Kong – 2.6%
Beijing Enterprises Holdings Ltd.	36,000	190,683
China Resources Enterprise	182,162	530,029
Guangdong Investment Ltd.	412,808	203,473
Hang Lung Group Ltd.	55,000	275,353
Hopewell Holdings Ltd.	65,162	204,734
Hysan Development Co., Ltd.	84,000	210,270
New World Development Ltd.	175,482	377,680
Shanghai Industrial Holdings Ltd.	97,000	437,436
Sinotrans Shipping Ltd.	672,000	270,532
Swire Pacific Ltd. Class B	160,000	348,901
Television Broadcasts Ltd.	56,074	241,659

Total Hong Kong		3,290,750
Italy – 5.9%
A2A SpA	329,612	647,049
Banca Carige SpA	137,419	409,765
Buzzi Unicem SpA	11,423	197,025
Credito Emiliano SpA*	59,148	375,438
Edison SpA	402,537	697,828
ERG SpA	11,491	174,683
Fondiaria-Sai SpA	13,335	280,097
Geox SpA	26,443	228,625
Hera SpA	92,711	225,363
Iride SpA	111,858	218,767
Lottomatica SpA	11,356	254,132
Mediaset SpA	144,669	1,010,791
Mediolanum SpA(a)	46,158	320,816
Parmalat SpA	159,752	441,099
Prysmian SpA	15,715	294,483
Saras SpA	135,612	522,816
Societa Cattolica di Assicurazioni S.c.r.l.*	7,005	243,488
Telecom Italia SpA RSP	870,579	1,068,921

Total Italy		7,611,186

Investments	Shares	U.S. $ Value

Japan – 18.1%
ACOM Co., Ltd.(a)	19,910	$307,317
Aisin Seiki Co., Ltd.	17,400	425,599
Ajinomoto Co., Inc.	49,000	491,997
Asahi Breweries Ltd.	26,400	484,155
Asahi Kasei Corp.	90,000	459,373
Bank of Yokohama Ltd. (The)	90,000	442,285
Chiba Bank Ltd. (The)	66,000	409,851
Chuo Mitsui Trust Holdings, Inc.	86,000	319,853
Daito Trust Construction Co., Ltd.	9,200	402,792
Daiwa House Industry Co., Ltd.	43,000	451,444
Dentsu, Inc.	17,400	406,165
Electric Power Development Co., Ltd.	9,400	298,688
Hitachi Construction Machinery Co., Ltd.	20,500	441,207
Hokkaido Electric Power Co., Inc.	15,700	327,555
Hokuriku Electric Power Co.	11,800	301,145
JS Group Corp.	30,700	540,040
JSR Corp.	21,600	443,893
Konica Minolta Holdings, Inc.	45,500	432,462
Kuraray Co., Ltd.	31,500	344,781
Kyowa Hakko Kirin Co., Ltd.	38,000	482,560
Lawson, Inc.	12,000	558,888
Makita Corp.	12,100	385,157
Marui Group Co., Ltd.	46,000	330,351
Mitsubishi Chemical Holdings Corp.	102,500	427,012
Mitsubishi Tanabe Pharma Corp.	38,000	508,025
Nikon Corp.	15,000	275,088
Nippon Express Co., Ltd.	105,000	428,045
Nippon Mining Holdings, Inc.	61,500	303,602
Nippon Paper Group, Inc.	12,800	370,269
Nippon Yusen K.K.	108,000	418,563
Nitto Denko Corp.	14,500	445,356
Nomura Research Institute Ltd.	15,500	369,604
OJI Paper Co., Ltd.	88,000	398,057
Oracle Corp.	13,868	619,557
Osaka Gas Co., Ltd.	88,000	309,600
Panasonic Electric Works Co., Ltd.	61,000	731,033
Sankyo Co., Ltd.	6,200	389,166
Sekisui Chemical Co., Ltd.	40,000	233,205
Sekisui House Ltd.	36,000	325,683
Shikoku Electric Power Co., Inc.	9,400	287,664
Shionogi & Co., Ltd.	18,000	427,207
Shiseido Co., Ltd.	30,000	524,376
Shizuoka Bank Ltd. (The)	44,000	465,874
Showa Shell Sekiyu K.K.	37,700	413,064
Sompo Japan Insurance, Inc.	74,000	499,201
Stanley Electric Co., Ltd.	8,500	172,782
Sumitomo Chemical Co., Ltd.	91,000	380,119
Sumitomo Realty & Development Co., Ltd.	16,000	293,606
Sumitomo Rubber Industries, Inc.	16,200	153,252
TDK Corp.	12,100	701,390
TonenGeneral Sekiyu K.K.	52,104	510,361
Toppan Printing Co., Ltd.	43,000	408,220

See Notes to Financial Statements.

WisdomTree International Dividend Funds	53

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Toray Industries, Inc.	70,000	$425,308
Toyota Tsusho Corp.	24,900	376,552
Trend Micro, Inc.	11,000	411,571
Yamaha Corp.	19,500	231,295
Yamato Holdings Co., Ltd.	36,000	593,064

Total Japan		23,314,329
Netherlands – 3.0%
Corio N.V.	8,140	560,764
Fugro N.V. CVA	7,248	418,108
Koninklijke Boskalis Westminster N.V.	14,450	492,977
Koninklijke DSM N.V.	15,353	640,704
SBM Offshore N.V.	15,587	331,044
STMicroelectronics N.V.	63,646	599,029
Wereldhave N.V.	3,056	300,626
Wolters Kluwer N.V.	26,262	560,261

Total Netherlands		3,903,513
New Zealand – 0.9%
Contact Energy Ltd.*	39,606	165,029
Fletcher Building Ltd.	67,461	407,491
Telecom Corp. of New Zealand Ltd.	305,721	588,282

Total New Zealand		1,160,802
Norway – 0.5%
Fred Olsen Energy ASA	16,826	624,635
Portugal – 2.1%
Banco BPI S.A. Registered Shares	74,354	262,144
Banco Comercial Portugues S.A. Class R	199,740	295,171
Banco Espirito Santo S.A.	82,816	587,103
Brisa Auto-Estradas de Portugal S.A.	60,647	596,599
Cimpor Cimentos de Portugal SGPS S.A.	52,017	429,208
Jeronimo Martins, SGPS, S.A.	29,208	255,520
Sonae	185,284	255,934

Total Portugal		2,681,679
Singapore – 3.2%
Cosco Corp. Singapore Ltd.	347,000	295,518
Fraser and Neave Ltd.	106,402	299,788
Jardine Cycle & Carriage Ltd.	25,904	446,732
SembCorp Industries Ltd.	153,000	368,099
SembCorp Marine Ltd.	184,360	416,071
SIA Engineering Co., Ltd.	167,536	305,573
Singapore Exchange Ltd.	115,000	687,201
Singapore Press Holdings Ltd.	127,148	348,313
Singapore Technologies Engineering Ltd.	320,000	624,534
StarHub Ltd.	231,594	356,665

Total Singapore		4,148,494
Spain – 5.5%
Acerinox S.A.	17,264	370,699
Antena 3 de Television S.A.(a)	31,716	335,178
Banco Pastor S.A.	66,222	542,061
Bankinter, S.A.(a)	31,317	394,819
Bolsas y Mercados Espanoles	14,407	560,372
Enagas	18,511	386,381

Investments	Shares	U.S. $ Value

Fomento de Construcciones y Contratas S.A.(a)	14,869	$695,488
Gestevision Telecinco S.A.	49,958	629,463
Grupo Catalana Occidente S.A.	10,436	255,510
Grupo Ferrovial, S.A.(a)	22,178	1,059,731
Indra Sistemas S.A.	16,192	403,300
Red Electrica Corp. S.A.	7,738	395,533
Sociedad General de Aguas de Barcelona S.A. Class A	9,638	248,087
Tecnicas Reunidas, S.A.	5,151	281,292
Zardoya Otis, S.A.	23,787	515,631

Total Spain		7,073,545
Sweden – 4.7%
AB Volvo Class A	57,591	514,731
Alfa Laval AB	26,415	308,994
Assa Abloy AB Class B	22,635	366,738
Atlas Copco AB Class B	33,854	384,878
Hakon Invest AB	21,495	333,513
Ratos AB Class B	14,943	356,862
Scania AB Class B	35,149	434,785
Securitas AB Class B	36,173	348,133
Skanska AB Class B	46,271	676,909
SKF AB Class B	27,900	436,882
SSAB AB Class A	19,945	308,038
Svenska Cellulosa AB Class B	41,638	562,688
Swedish Match AB	19,962	399,648
Tele2 AB Class B	45,656	603,928

Total Sweden		6,036,727
Switzerland – 2.6%
Baloise Holding AG	4,326	412,735
BKW FMB Energie AG	2,644	229,071
Ems-Chemie Holding AG	3,374	374,907
Geberit AG	3,297	505,838
Partners Group Holding AG	2,647	322,441
Schindler Holding AG	4,732	332,902
Schindler Holding AG Participating Shares	4,049	277,243
Sulzer AG	3,347	288,687
Swatch Group AG (The)	5,629	255,506
Swatch Group AG (The) Class B	1,565	368,155

Total Switzerland		3,367,485
United Kingdom – 16.0%
Admiral Group PLC	23,020	425,973
Amlin PLC	35,485	217,648
Ashmore Group PLC	74,861	300,041
Balfour Beatty PLC	34,538	177,868
British Land Co. PLC	57,340	435,790
Bunzl PLC	25,033	254,032
Burberry Group PLC	26,475	213,196
Cable & Wireless PLC	216,459	496,788
Capita Group PLC (The)	18,970	219,204
Carillion PLC	45,905	202,194
Close Brothers Group PLC	16,467	209,639
Cobham PLC	59,001	206,561

See Notes to Financial Statements.

54	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Daily Mail & General Trust N.V. Class A	34,068	$250,203
Drax Group PLC	58,023	437,548
Firstgroup PLC	36,824	243,646
Friends Provident Group PLC	202,790	269,844
G4S PLC	73,721	260,100
Hammerson PLC	35,437	223,474
Hays PLC	177,282	294,877
Home Retail Group PLC	84,239	366,325
ICAP PLC	43,609	294,817
IMI PLC	41,527	297,279
Inmarsat PLC	29,441	259,682
Intercontinental Hotels Group PLC	18,981	246,653
International Power PLC	108,035	499,351
Investec PLC	46,685	341,969
Johnson Matthey PLC	11,328	251,470
Kingfisher PLC	104,703	356,515
Ladbrokes PLC	72,072	216,013
Land Securities Group PLC	85,405	853,703
Legal & General Group PLC	586,780	823,974
London Stock Exchange Group PLC	17,918	245,305
Man Group PLC	222,339	1,177,740
Marks & Spencer Group PLC	145,004	839,754
Meggitt PLC	65,396	243,802
Next PLC	11,870	340,198
Northumbrian Water Group PLC	42,551	167,821
Pennon Group PLC	20,813	158,314
Provident Financial PLC	19,403	281,772
RSA Insurance Group PLC	295,606	632,576
Sage Group PLC (The)	109,708	409,527
Schroders PLC	15,407	269,328
Segro PLC	178,216	1,047,484
Severn Trent PLC	18,918	293,639
Smith & Nephew PLC	79,261	710,524
Smiths Group PLC	30,529	433,824
Standard Life PLC	204,013	714,571
Tate & Lyle PLC	59,632	403,235
Thomas Cook Group PLC	61,381	228,048
Tomkins PLC	90,227	272,158
TUI Travel PLC	66,721	271,684
United Utilities Group PLC	91,609	668,987
Vedanta Resources PLC	9,406	286,127
Whitbread PLC	13,053	253,856

Total United Kingdom		20,496,651
TOTAL COMMON STOCKS (Cost: $140,677,022)		128,133,422

Investments	Shares	U.S. $ Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.4%
MONEY MARKET FUND – 3.4%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $4,394,039)(c)	4,394,039	$4,394,039
TOTAL INVESTMENTS IN SECURITIES –103.1% (Cost: $145,071,061)(d)		132,527,461
Liabilities in Excess of Foreign Currency and Other Assets – (3.1)%		(3,993,954)

NET ASSETS – 100.0%		$128,533,507

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $4,192,410 and the total market value of the collateral held by the Fund was $4,394,039.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	55

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.2%
Australia – 14.7%
Adelaide Brighton Ltd.	494,465	$1,217,529
Ansell Ltd.	76,568	675,751
APN News & Media Ltd.	1,078,325	1,960,452
Ausenco Ltd.	133,697	689,087
Austbrokers Holdings Ltd.	77,202	330,453
Austereo Group Ltd.	250,711	323,047
Australian Infrastructure Fund	586,226	835,559
Bank of Queensland Ltd.	163,173	1,718,020
Bendigo and Adelaide Bank Ltd.(a)	423,774	3,515,617
Bradken Ltd.	176,998	1,029,421
Cabcharge Australia Ltd.(a)	114,220	573,580
Campbell Brothers Ltd.	40,016	1,045,004
Centennial Coal Co., Ltd.	535,292	1,521,199
Challenger Financial Services Group Ltd.	540,715	1,627,280
ConnectEast Group(b)	4,189,775	1,331,167
Consolidated Media Holdings Ltd.	647,962	1,698,421
Corporate Express Australia Ltd.	198,443	716,306
Crane Group Ltd.	78,315	758,213
David Jones Ltd.	493,351	2,542,777
Downer EDI Ltd.	198,393	1,434,002
Emeco Holdings Ltd.	1,506,213	1,163,145
Envestra Ltd.(b)	1,491,340	756,805
FKP Property Group(b)	1,121,722	752,382
Flight Centre Ltd.(a)	114,206	1,506,848
Gloucester Coal Ltd.	146,786	817,435
Goodman Fielder Ltd.(a)	1,807,317	2,663,730
GUD Holdings Ltd.	134,015	1,031,358
Gunns Ltd.	809,707	861,101
GWA International Ltd.(a)	405,804	988,473
Hastie Group Ltd.	482,421	949,446
Hastings Diversified Utilities Fund(b)	743,137	636,180
Healthscope Ltd.	238,910	1,009,972
Hills Industries Ltd.	320,243	542,651
Invocare Ltd.	129,379	696,519
Iress Market Technology Ltd.	113,718	852,072
JB Hi-Fi Ltd.	45,839	803,441
Macmahon Holdings Ltd.	1,691,555	1,022,624
Monadelphous Group Ltd.	87,041	1,027,826
Peet Ltd.	138,215	223,226
Perpetual Ltd.	29,192	1,008,380
Premier Investments Ltd.	155,812	1,193,603
Seek Ltd.	118,733	577,381
Seven Network Ltd.	199,590	1,106,211
Sigma Pharmaceuticals Ltd.	1,158,182	1,086,748
Spotless Group Ltd.	322,460	714,314
Sunland Group Ltd.	799,482	582,106
Ten Network Holdings Ltd.(a)	632,324	809,184
Tower Australia Group Ltd.	172,620	431,139
Transfield Services Ltd.(a)	189,660	711,384
United Group Ltd.	143,018	1,870,589
West Australian Newspapers Holdings Ltd.(a)	346,503	2,308,837
Wotif.com Holdings Ltd.	242,703	1,180,229

Total Australia		57,428,224

Investments	Shares	U.S. $ Value

Austria – 0.7%
Flughafen Wien AG	20,839	$1,081,343
Schoeller-Bleckmann Oilfield Equipment AG	19,028	911,439
Semperit AG Holding	17,264	652,319

Total Austria		2,645,101
Belgium – 2.0%
Compagnie d’Entreprises CFE	11,325	628,215
Compagnie Maritime Belge S.A.	47,300	1,454,672
Euronav N.V.(a)	143,151	3,077,976
EVS Broadcast Equipment S.A.	14,793	1,105,580
Omega Pharma S.A.	13,361	588,823
Tessenderlo Chemie N.V.	24,200	931,728

Total Belgium		7,786,994
Denmark – 0.6%
A/S Dampskibsselskabet Torm	162,481	1,626,995
Auriga Industries Class B	34,654	636,178

Total Denmark		2,263,173
Finland – 3.9%
Cargotec Corp. Class B	49,103	1,154,123
Citycon Oyj	245,423	1,040,331
F-Secure Oyj	117,776	500,966
Huhtamaki Oyj	78,701	1,000,824
Kemira Oyj(a)	64,948	1,038,583
Lassila & Tikanoja Oyj	38,559	924,332
Orion Oyj Class B	105,995	1,952,154
Outotec Oyj	35,996	1,143,858
Poyry Oyj	35,434	641,726
Stockmann Oyj Abp Class B(a)	27,618	727,050
Tieto Oyj	70,760	1,406,646
Uponor Oyj	75,300	1,251,450
YIT Oyj	121,023	2,301,460

Total Finland		15,083,503
France – 2.5%
Beneteau S.A.	69,897	1,204,055
Canal Plus	56,539	460,818
Derichebourg S.A.(a)	142,476	792,835
Groupe Steria SCA	29,233	1,038,336
Havas S.A.	192,876	817,306
Ingenico	17,180	477,128
IPSOS	15,571	482,628
Rallye S.A.(a)	56,703	2,013,637
Rubis	8,809	803,469
Saft Groupe S.A.	12,862	714,415
Sechilienne-Sidec	21,004	893,415

Total France		9,698,042
Germany – 3.5%
Alstria Office REIT-AG	87,168	1,004,018
Aurubis AG	45,970	1,913,695
Bauer AG	13,940	584,794
Bechtle AG	26,853	678,258
Carl Zeiss Meditec AG	32,336	525,120

See Notes to Financial Statements.

56	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Comdirect Bank AG	80,609	$783,544
CTS Eventim AG	11,222	507,843
Demag Cranes AG	37,073	1,329,813
Gerresheimer AG	16,217	509,644
Gerry Weber International AG	13,596	450,527
Gildemeister AG	54,590	760,439
H&R WASAG AG	19,028	420,814
Indus Holding AG	39,067	664,122
Kontron AG	28,101	344,210
Krones AG	14,630	776,691
MLP AG	48,849	566,222
Pfeiffer Vacuum Technology AG	11,905	976,226
Sixt AG	20,901	631,184

Total Germany		13,427,164
Hong Kong – 2.1%
China Pharmaceutical Group Ltd.	812,000	456,813
China Travel International Investment Hong Kong Ltd.	3,130,000	617,919
Citic 1616 Holdings Ltd.	2,738,000	727,773
Dah Chong Hong Holdings Ltd.	2,938,000	1,232,057
Hongkong & Shanghai Hotels (The)	687,000	889,992
Kowloon Development Co., Ltd.	1,118,000	1,139,631
RREEF China Commercial Trust	694,034	255,224
Shenzhen Investment Ltd.	1,010,000	390,965
Shougang Concord International Enterprises Co., Ltd.	5,492,000	949,578
Silver Grant International	4,368,000	727,056
Sun Hung Kai & Co., Ltd.	228,189	172,539
Vitasoy International Holdings Ltd.	944,364	569,052

Total Hong Kong		8,128,599
Ireland – 0.9%
C&C Group PLC	200,092	842,326
FBD Holdings PLC	9,627	106,946
FBD Holdings PLC Redemption Shares*†	14,316	—
Fyffes PLC	71,504	45,172
Glanbia PLC	127,520	540,548
Greencore Group PLC	377,866	880,961
Paddy Power PLC	22,199	675,022
United Drug PLC	141,441	477,579

Total Ireland		3,568,554
Italy – 3.3%
Autostrada Torino-Milano SpA(a)	51,313	658,912
Azimut Holding SpA	38,850	490,356
Banca Popolare dell’Etruria e del Lazio	68,430	470,864
Banca Profilo SpA*	297,005	481,453
Biesse SpA*	61,542	512,749
Brembo SpA	58,241	482,692
Buzzi Unicem SpA RSP	59,407	637,805
Cairo Communication SpA	108,338	377,287
Cementir Holding SpA	99,376	519,297
Enia SpA	68,071	533,317
Fiat SpA RSP	84,826	649,708

Investments	Shares	U.S. $ Value

Fondiaria-Sai SpA RSP	89,116	$1,204,261
Immobiliare Grande Distribuzione	216,261	425,482
Impregilo SpA	215,637	942,438
Industria Macchine Automatiche SpA	23,698	432,992
Italcementi SpA RSP	91,230	769,434
Maire Tecnimont SpA	248,179	1,204,374
MARR SpA	49,135	443,133
Piaggio & C. SpA	234,670	509,723
Recordati SpA	173,445	1,225,791

Total Italy		12,972,068
Japan – 27.9%
ADEKA Corp.	92,500	927,738
Aica Kogyo Co., Ltd.	87,100	932,919
Amano Corp.	111,200	966,255
Avex Group Holdings, Inc.(a)	91,400	850,351
Canon Electronics, Inc.	43,200	807,693
Capcom Co., Ltd.	35,400	697,444
Central Glass Co., Ltd.	236,000	1,051,700
Century Tokyo Leasing Corp.	52,710	577,523
Circle K Sunkus Co., Ltd.	70,300	1,063,902
Daifuku Co., Ltd.	116,000	778,645
Daishi Bank Ltd. (The)	175,000	709,499
DCM Japan Holdings Co., Ltd.	120,100	822,263
Denki Kagaku Kogyo K.K.	329,000	1,359,580
DIC Corp.	631,000	902,083
DOWA Holdings Co., Ltd.	175,000	1,063,271
Duskin Co., Ltd.	46,400	874,259
Ezaki Glico Co., Ltd.	75,000	836,824
Fancl Corp.	71,600	1,137,955
Fukuyama Transporting Co., Ltd.(a)	245,000	1,310,717
Fuyo General Lease Co., Ltd.	28,400	640,733
Goldcrest Co., Ltd.	49,190	1,491,605
Gunze Ltd.	181,000	830,859
H2O Retailing Corp.(a)	135,000	850,394
Hanwa Co., Ltd.	203,000	734,595
Heiwa Corp.	126,800	1,402,044
Heiwa Real Estate Co., Ltd.	166,000	571,039
Hikari Tsushin, Inc.	39,500	865,131
Hitachi Cable Ltd.	277,000	813,659
Hitachi Capital Corp.	68,800	846,793
Hitachi Koki Co., Ltd.	115,200	1,300,801
Hitachi Kokusai Electric, Inc.	128,000	997,867
Hitachi Maxell Ltd.	66,100	1,280,879
Hitachi Software Engineering Co., Ltd.	40,800	1,205,294
Hitachi Transport System Ltd.	82,000	1,142,972
Hokkoku Bank Ltd. (The)	173,000	724,577
Hokuetsu Kishu Paper Co., Ltd.	205,500	1,087,921
Hyakugo Bank Ltd. (The)	147,000	758,519
Hyakujushi Bank Ltd. (The)	139,000	630,301
IBJ Leasing Co., Ltd.	43,700	632,060
Inaba Denki Sangyo Co., Ltd.	19,600	470,654
IT Holdings Corp.	39,600	547,991
Ito En Ltd.	78,100	1,449,737

See Notes to Financial Statements.

WisdomTree International Dividend Funds	57

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Izumi Co., Ltd.	45,400	$633,323
Japan Securities Finance Co., Ltd.	86,400	644,611
JFE Shoji Holdings, Inc.	191,000	699,704
Juroku Bank Ltd. (The)	200,000	685,765
Kaken Pharmaceutical Co., Ltd.	139,000	1,308,728
Kandenko Co., Ltd.	120,000	832,300
Keiyo Bank Ltd. (The)	120,000	615,178
Kiyo Holdings, Inc.	575,000	732,116
Kokuyo Co., Ltd.	71,900	659,294
Komeri Co., Ltd.	30,700	912,068
Komori Corp.	64,200	781,571
Kose Corp.	31,700	775,373
KUREHA Corp.	142,000	877,043
Kyowa Exeo Corp.	85,000	836,377
Lion Corp.	158,000	822,338
Meitec Corp.(a)	35,200	599,149
Miraca Holdings, Inc.	43,900	1,436,611
Miura Co., Ltd.	41,000	1,163,121
Mochida Pharmaceutical Co., Ltd.	93,000	986,765
Moshi Moshi Hotline, Inc.	28,700	561,595
Musashino Bank Ltd. (The)	21,800	661,049
Nagase & Co., Ltd.	77,000	954,599
NHK Spring Co., Ltd.	162,000	1,340,727
Nichirei Corp.	240,000	951,583
Nidec Sankyo Corp.	136,000	773,150
Nifco, Inc.	62,100	1,242,208
Nippon Kayaku Co., Ltd.	163,000	1,447,311
Nippon Paint Co., Ltd.	181,000	986,519
Nippon Shokubai Co., Ltd.	121,000	1,074,384
Nippon Suisan Kaisha Ltd.(a)	359,400	1,071,757
Nissin Kogyo Co., Ltd.	68,300	998,545
NOF Corp.	225,000	1,130,843
NS Solutions Corp.	43,700	802,887
Ogaki Kyoritsu Bank Ltd. (The)	123,000	424,493
Okasan Securities Group, Inc.	6,000	26,805
Okinawa Electric Power Co., Inc. (The)	19,500	1,167,365
Okumura Corp.	223,000	841,838
Onward Holdings Co., Ltd.	158,000	1,178,802
OSAKA Titanium Technologies Co.(a)	18,600	533,892
Otsuka Corp.	14,400	863,662
PanaHome Corp.	134,000	820,149
Park24 Co., Ltd.	184,400	2,129,554
Plenus Co., Ltd.	47,000	705,512
Point, Inc.	24,230	1,607,485
Rengo Co., Ltd.	146,000	896,856
Resorttrust, Inc.	66,600	862,114
Ryohin Keikaku Co., Ltd.	14,900	773,831
Ryosan Co., Ltd.	26,700	688,859
Saibu Gas Co., Ltd.	189,000	538,281
Sangetsu Co., Ltd.	36,100	812,437
Sankyu, Inc.	217,000	937,946
Sanwa Holdings Corp.	272,000	938,717
Sanyo Shokai Ltd.	196,000	645,781
Seino Holdings Corp.	131,000	1,136,840

Investments	Shares	U.S. $ Value

Shimachu Co., Ltd.	27,200	$715,430
Sohgo Security Services Co., Ltd.	58,700	698,224
Star Micronics Co., Ltd.	78,300	730,223
Sumitomo Bakelite Co., Ltd.	215,000	1,143,017
Sumitomo Osaka Cement Co., Ltd.	428,000	812,643
Sumitomo Real Estate Sales Co., Ltd.	21,760	780,137
Sumitomo Warehouse Co., Ltd. (The)	190,000	920,981
Tadano Ltd.	135,000	666,443
Taiyo Ink Manufacturing Co., Ltd.	38,000	971,910
Takara Holdings, Inc.(a)	151,000	1,047,311
Takasago Thermal Engineering Co., Ltd.	107,000	930,954
Takefuji Corp.(a)	225,310	795,197
Toagosei Co., Ltd.	294,000	1,001,508
Toda Corp.	215,000	761,211
Tokai Carbon Co., Ltd.	118,000	558,798
Tokai Rika Co., Ltd.	52,000	935,634
Tokai Rubber Industries, Inc.	82,900	917,562
Tokyo Tomin Bank Ltd. (The)	46,000	752,667
Toppan Forms Co., Ltd.	67,200	924,671
Toshiba Machine Co., Ltd.	190,000	702,407
Toyo Corp.	72,600	746,799
Toyo Ink Manufacturing Co., Ltd.	277,000	1,039,504
Toyobo Co., Ltd.	391,000	672,519
Yaskawa Electric Corp.	120,000	868,487
Yokogawa Electric Corp.	153,500	1,362,959

Total Japan		108,934,053
Netherlands – 3.8%
Aalberts Industries N.V.	86,956	1,168,082
Arcadis N.V.	49,623	909,213
BinckBank N.V.	62,618	1,107,497
CSM	55,524	1,400,000
Eurocommercial Properties N.V.	39,674	1,569,249
Exact Holding N.V.	24,360	638,434
Grontmij CVA	23,203	627,443
Kardan N.V.*(a)	110,551	706,320
Koninklijke BAM Groep N.V.	179,177	2,066,153
Mediq N.V.	41,994	693,931
Nutreco Holding N.V.	27,542	1,338,180
Sligro Food Group N.V.	25,404	740,432
Smit Internationale N.V.	14,491	1,118,806
TKH Group N.V.	30,433	507,117
Wavin N.V.	147,366	319,876

Total Netherlands		14,910,733
New Zealand – 2.1%
Auckland International Airport Ltd.	720,257	969,123
Fisher & Paykel Healthcare Corp., Ltd.	638,826	1,515,776
Freightways Ltd.	168,488	374,184
Infratil Ltd.	471,394	572,891
Mainfreight Ltd.	197,522	760,161
Sky City Entertainment Group Ltd.	618,996	1,455,291
Sky Network Television Ltd.	228,733	784,306
Tower Ltd.	195,412	236,073

See Notes to Financial Statements.

58	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Vector Ltd.	770,448	$1,053,377
Warehouse Group Ltd. (The)	170,333	517,519

Total New Zealand		8,238,701
Norway – 0.6%
Kongsberg Gruppen AS	48,726	617,231
Sparebank 1 SMN	80,948	676,624
Veidekke ASA	131,690	980,475

Total Norway		2,274,330
Portugal – 1.1%
BANIF SGPS S.A.(a)	391,979	784,949
Mota Engil, SGPS, S.A.(a)	181,751	1,009,529
Portucel-Empresa Produtora De Pasta e Papel, S.A.	233,484	716,013
REN - Redes Energeticas Nacionais S.A.	160,785	704,353
Semapa-Sociedade de Investimento e Gestao	100,050	1,130,459

Total Portugal		4,345,303
Singapore – 5.8%
Allgreen Properties Ltd.	969,000	777,098
Cityspring Infrastructure Trust	1,357,360	553,906
CSE Global Ltd.(a)	1,536,000	866,626
First Ship Lease Trust*	1,851,000	794,759
Goodpack Ltd.(a)	464,000	332,593
Guocoland Ltd.	411,102	636,033
Hi-P International Ltd.	799,000	405,440
Hong Leong Asia Ltd.	647,000	987,225
Hyflux Ltd.(a)	431,000	932,934
Jaya Holdings Ltd.(a)	3,420,000	1,116,497
K1 Ventures Ltd.	3,628,000	489,209
Kim Eng Holdings Ltd.	401,000	569,178
KS Energy Services Ltd.	760,000	658,032
Lippo-Mapletree Indonesia Retail Trust	1,510,650	493,168
MobileOne Ltd.	1,033,800	1,298,624
Pacific Century Regional Developments Ltd.	1,552,000	253,334
Parkway Life Real Estate Investment Trust	468,830	385,964
Singapore Airport Terminal Services Ltd.	723,000	1,159,632
Singapore Post Ltd.	2,128,000	1,396,970
Straits Asia Resources Ltd.	1,350,000	2,040,737
Tat Hong Holdings Ltd.	1,208,000	900,181
United Engineers Ltd.	592,000	714,240
UOB-Kay Hian Holdings Ltd.	535,000	573,330
Venture Corp., Ltd.	349,000	2,226,685
Wheelock Properties Singapore Ltd.	854,000	1,066,704
Wing Tai Holdings Ltd.	660,000	786,913

Total Singapore		22,416,012
Spain – 1.9%
Campofrio Food S.A.	49,220	513,686
Duro Felguera S.A.	90,188	961,025
FAES FARMA S.A.	68,148	435,304
Grupo Empresarial Ence S.A.*	163,952	740,514
La Seda de Barcelona S.A. Class B*(a)†	160,685	—
NH Hoteles S.A.*	240,380	1,589,919
Sol Melia S.A.	121,250	1,222,895

Investments	Shares	U.S. $ Value

Tubacex S.A.	137,512	$678,379
Tubos Reunidos S.A.	178,715	637,396
Viscofan S.A.	32,592	791,772

Total Spain		7,570,890
Sweden – 5.8%
AarhusKarlshamn AB	40,343	773,070
Avanza Bank Holding AB	29,344	604,265
Axfood AB	40,350	1,113,645
Cardo AB	23,969	584,413
Castellum AB	150,620	1,453,892
Clas Ohlson AB Class B(a)	67,450	1,200,873
Elekta AB Class B	27,475	530,417
Fabege AB	197,022	1,155,166
Hufvudstaden AB Class A	111,065	889,429
Intrum Justitia AB	78,608	876,813
KappAhl Holding AB	214,549	1,521,787
Klovern AB	195,686	624,037
Kungsleden AB	100,203	663,449
Lindab International AB	68,855	849,260
Loomis AB Class B	56,315	551,646
Mekonomen AB	37,288	682,535
NCC AB Class B	75,940	1,153,839
Peab AB	328,588	2,241,382
Saab AB Class B	61,385	732,984
Seco Tools Class B	81,506	1,130,595
SkiStar AB	20,935	377,215
SSAB AB Class B	60,362	850,248
Svenska Handelsbanken AB Class B	17,858	452,014
Wallenstam AB Class B	41,842	662,677
Wihlborgs Fastigheter AB	46,567	860,706

Total Sweden		22,536,357
Switzerland – 0.2%
Bucher Industries AG	7,125	791,705
United Kingdom – 15.8%
Arriva PLC	148,329	1,187,336
Ashtead Group PLC	493,471	678,740
Atkins WS PLC	83,227	835,925
BBA Aviation PLC	351,811	890,705
BlueBay Asset Management PLC	104,668	493,832
Bodycote PLC	264,818	705,189
Brewin Dolphin Holdings PLC	246,793	643,375
Brit Insurance Holdings PLC	396,739	1,293,796
Britvic PLC	170,026	958,557
Carpetright PLC	66,400	850,106
Chaucer Holdings PLC	1,209,951	933,703
Chemring Group PLC	11,103	433,995
Cineworld Group PLC	198,332	513,075
Computacenter PLC	175,643	899,489
Croda International PLC	71,317	748,239
Dairy Crest Group PLC	160,277	983,060
Davis Service Group PLC	178,648	1,146,026
De La Rue PLC	65,076	934,632

See Notes to Financial Statements.

WisdomTree International Dividend Funds	59

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

DS Smith PLC	671,552	$1,152,452
Electrocomponents PLC	639,873	1,571,913
Euromoney Institutional Investor PLC	81,829	488,550
F&C Asset Management PLC	667,550	827,426
Filtrona PLC	252,312	681,167
Forth Ports PLC	17,295	334,142
Game Group PLC	217,541	555,635
Go-Ahead Group PLC	35,479	804,621
Great Portland Estates PLC	125,472	531,183
Greggs PLC	77,796	497,941
Halfords Group PLC	176,521	994,327
Halma PLC	242,713	842,357
HMV Group PLC	479,244	804,036
Homeserve PLC	24,685	628,521
Hunting PLC	65,714	566,487
IG Group Holdings PLC	224,214	1,194,844
Intermediate Capital Group PLC	296,671	1,418,223
Interserve PLC	207,409	762,955
ITE Group PLC	286,921	560,990
Jardine Lloyd Thompson Group PLC	160,265	1,244,433
Keller Group PLC	46,645	542,354
Kesa Electricals PLC	411,876	945,283
Kier Group PLC	43,248	818,266
Laird PLC	262,946	875,780
Marshalls PLC	295,552	589,682
Marston’s PLC	525,982	818,937
Melrose PLC	507,089	1,500,374
Michael Page International PLC	184,646	988,119
Micro Focus International PLC	116,839	664,310
Millennium & Copthorne Hotels PLC	124,300	739,533
Mitie Group PLC	178,391	719,836
Mondi PLC	257,188	1,270,610
Moneysupermarket.com Group PLC	469,456	605,165
Morgan Crucible Co.	373,898	1,027,951
Morgan Sindall PLC	50,855	540,471
Mothercare PLC	67,762	610,694
N. Brown Group PLC	201,167	790,828
National Express Group PLC	160,781	1,229,154
Northern Foods PLC	735,679	828,921
PayPoint PLC	57,517	413,954
Premier Farnell PLC	384,595	913,427
PV Crystalox Solar PLC	442,800	524,770
PZ Cussons PLC	226,581	909,217
Renishaw PLC	73,009	645,721
Restaurant Group PLC	193,927	598,603
Rightmove PLC	62,061	550,878
Rotork PLC	37,603	680,188
Schroders PLC Non-Voting Shares	42,818	621,807
Severfield-Rowen PLC	193,783	553,219
Shaftesbury PLC	71,135	406,499
Spectris PLC	77,414	874,732
Spirax-Sarco Engineering PLC	50,932	851,237
St. James’s Place PLC	185,133	771,913
Sthree PLC	179,644	744,142

Investments	Shares	U.S. $ Value
Tullett Prebon PLC	141,001	$881,293
Ultra Electronics Holdings PLC	24,102	515,766
Victrex PLC	43,904	536,113
VT Group PLC	74,606	672,971
WH Smith PLC	106,385	767,362
Wincanton PLC	141,669	535,858

Total United Kingdom		61,667,921
TOTAL COMMON STOCKS (Cost: $382,559,666)		386,687,427
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.8%
MONEY MARKET FUND – 6.8%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c) (Cost: $26,544,234)(d)	26,544,234	26,544,234
TOTAL INVESTMENTS IN SECURITIES – 106.0% (Cost: $409,103,900)(e)		413,231,661
Liabilities in Excess of Foreign Currency and Other Assets – (6.0)%		(23,264,157)

NET ASSETS – 100.0%		$389,967,504

RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $24,987,547 and the total market value of the collateral held by the Fund was $26,544,234.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

60	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Argentina – 0.1%
Petrobras Energia S.A., ADR*	22,909	$410,300
Brazil – 12.6%
AES Tiete S.A.	118,692	1,245,147
Banco do Brasil S.A.	811,800	14,303,099
Cia de Saneamento Basico do Estado de Sao Paulo	75,900	1,436,119
Cia Energetica de Minas Gerais	116,632	1,404,219
Cia Siderurgica Nacional S.A.	260,000	7,917,041
CPFL Energia S.A.	218,798	3,934,827
EDP – Energias do Brasil S.A.	51,800	846,664
Equatorial Energia S.A.	73,700	725,582
Iochpe Maxion S.A.	29,700	392,088
Light S.A.	192,144	2,664,952
Positivo Informatica S.A.	19,300	180,802
Redecard S.A.	186,000	2,859,531
Souza Cruz S.A.	123,220	4,360,007
Tractebel Energia S.A.	232,198	2,736,954

Total Brazil		45,007,032
Chile – 2.2%
Banco de Chile	28,329,060	2,239,757
Banco Santander Chile	52,530,510	2,902,449
CorpBanca S.A.	103,054,798	676,168
Lan Airlines S.A.	95,598	1,249,272
Madeco S.A.	12,594,910	830,962

Total Chile		7,898,608
China – 0.5%
Jiangsu Expressway Co., Ltd. Class H	394,000	323,332
Shanghai Forte Land Co. Class H	1,078,000	312,966
Zhejiang Expressway Co., Ltd. Class H	1,434,000	1,256,361

Total China		1,892,659
Czech Republic – 5.2%
CEZ AS	173,221	9,202,630
Komercni Banka AS	14,447	2,869,853
Telefonica O2 Czech Republic AS	211,948	5,226,137
Unipetrol A.S.*	156,460	1,273,931

Total Czech Republic		18,572,551
Hungary – 0.9%
Magyar Telekom Telecommunications PLC	758,057	3,301,740
Indonesia – 1.1%
Aneka Tambang Tbk PT	6,111,000	1,549,089
Astra Agro Lestari Tbk PT	547,500	1,192,434
Berlian Laju Tanker Tbk PT	1,440,740	117,764
Indo Tambangraya Megah PT	425,700	1,068,104

Total Indonesia		3,927,391
Israel – 5.4%
Alony Hetz Properties & Investments Ltd.	33,034	113,539
Bezeq Israeli Telecommunication Corp., Ltd.	1,322,324	2,836,178
Clal Industries and Investments*	60,537	273,951
Discount Investment Corp.	154,515	3,477,764

Investments	Shares	U.S. $ Value

Elbit Imaging Ltd.*	12,331	$297,133
Gazit-Globe Ltd.	37,541	328,043
Israel Chemicals Ltd.	598,129	6,826,257
Israel Discount Bank Ltd. Class A*	299,162	563,231
Koor Industries Ltd.	27,231	800,382
Oil Refineries Ltd.	643,017	272,429
Partner Communications Co., Ltd.	82,705	1,559,273
Shufersal Ltd.	252,980	1,115,349
Strauss Group Ltd.	57,715	759,090

Total Israel		19,222,619
Malaysia – 5.7%
Berjaya Sports Toto Bhd	455,678	583,257
British American Tobacco Malaysia Bhd	99,800	1,269,920
Gamuda Bhd	762,800	698,664
Kuala Lumpur Kepong Bhd	363,500	1,449,379
Lafarge Malayan Cement Bhd	267,200	484,064
Malaysian Bulk Carriers Bhd	727,900	639,357
Petronas Dagangan Bhd	308,200	765,825
Petronas Gas Bhd	583,700	1,640,971
Public Bank Bhd	1,300,097	3,831,549
Sime Darby Bhd	1,973,600	4,847,038
Telekom Malaysia Bhd	1,950,800	1,730,412
UMW Holdings Bhd	408,500	742,405
YTL Power International Bhd	2,453,965	1,538,603

Total Malaysia		20,221,444
Mexico – 0.8%
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B	142,700	223,373
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	205,500	578,683
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	112,200	479,370
Kimberly-Clark de Mexico S.A.B de C.V. Class A	353,696	1,466,891

Total Mexico		2,748,317
Philippines – 1.7%
Globe Telecom, Inc.	58,528	1,210,584
Philippine Long Distance Telephone Co.	95,858	4,875,850

Total Philippines		6,086,434
Poland – 2.0%
Cyfrowy Polsat S.A.	85,444	438,658
Polskie Gornictwo Naftowe I Gazownictwo S.A.	1,564,766	1,943,540
Telekomunikacja Polska S.A.	775,457	4,227,236
TVN S.A.	92,139	449,823

Total Poland		7,059,257
Russia – 1.7%
Mechel, ADR*	347,326	6,244,921
South Africa – 14.1%
ABSA Group Ltd.	228,235	3,614,411
Aeci Ltd.	31,828	246,979
African Bank Investments Ltd.	390,913	1,521,865
ArcelorMittal South Africa Ltd.	201,094	3,184,597

See Notes to Financial Statements.

WisdomTree International Dividend Funds	61

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Astral Foods Ltd.	16,114	$221,141
Barloworld Ltd.	75,099	485,629
FirstRand Ltd.	1,775,003	3,867,410
Foschini Ltd.	85,853	702,459
Grindrod Ltd.	259,011	543,487
Growthpoint Properties Ltd.	661,437	1,178,410
Highveld Steel And Vanadium Corp., Ltd.*	126,344	1,242,181
Impala Platinum Holdings Ltd.	293,321	6,774,157
Imperial Holdings Ltd.	68,403	720,635
Investec Ltd.	105,668	796,676
Kumba Iron Ore Ltd.	211,233	6,913,333
Lewis Group Ltd.	34,071	249,502
Massmart Holdings Ltd.	61,652	716,961
Metropolitan Holdings Ltd.	285,081	481,186
Nedbank Group Ltd.(a)	179,159	2,825,404
Pangbourne Properties Ltd.	181,203	384,048
Pretoria Portland Cement Co., Ltd.	264,571	1,183,630
Remgro Ltd.	144,217	1,686,259
Reunert Ltd.	91,381	675,333
RMB Holdings Ltd.	409,494	1,476,394
Sanlam Ltd.	732,460	1,982,548
Santam Ltd.	31,734	370,631
Sappi Ltd.	198,404	740,988
Telkom S.A. Ltd.	593,082	3,382,779
Tiger Brands Ltd.	54,044	1,073,391
Woolworths Holdings Ltd.	366,637	781,417

Total South Africa		50,023,841
South Korea – 2.7%
Daehan Steel Co., Ltd.	35,238	408,231
Daishin Securities Co., Ltd.	24,340	334,656
Macquarie Korea Infrastructure Fund	166,950	725,469
Meritz Securities Co., Ltd.	76,610	89,078
Seah Besteel Corp.	7,501	102,496
SK Telecom Co., Ltd., ADR	197,179	3,440,774
SK Telecom Co., Ltd.	3,944	610,889
S-Oil Corp.	58,639	3,100,539
Woori Investment & Securities Co., Ltd.	53,590	761,835

Total South Korea		9,573,967
Taiwan – 33.2%
Ability Enterprise Co., Ltd.	222,001	435,052
AcBel Polytech, Inc.	102,199	68,826
Acer, Inc.	894,280	2,281,043
Advanced Semiconductor Engineering, Inc.	3,183,000	2,618,836
Advantech Co., Ltd.	238,554	445,230
Alpha Networks, Inc.	232,069	193,463
Altek Corp.	132,770	244,494
Asia Cement Corp.	1,125,624	1,260,497
Asia Optical Co., Inc.	118,474	211,903
AU Optronics Corp.	3,834,390	3,727,283
Avermedia Technologies, Inc.	57,460	71,762
Chang Hwa Commercial Bank	1,743,000	799,715
China Steel Chemical Corp.	99,050	263,739
China Steel Corp.	8,869,240	8,249,044

Investments	Shares	U.S. $ Value

China Synthetic Rubber Corp.	177,000	$183,343
Chinese Maritime Transport Ltd.	97,227	254,651
Chong Hong Construction Co.	71,000	155,481
Chroma ATE, Inc.	178,389	347,922
Chung Hsin Electric & Machinery Manufacturing Corp.	199,000	111,732
Chung Hwa Pulp Corp.	283,000	118,841
Chunghwa Picture Tubes*	5,254,000	604,697
Chunghwa Telecom Co., Ltd.	4,129,566	7,437,535
Compal Communications, Inc.	487,647	565,797
Compal Electronics, Inc.	2,125,172	2,475,665
Continental Engineering Corp.	481,000	181,041
CTCI Corp.	250,992	244,371
Delta Electronics, Inc.	1,009,823	2,874,170
Depo Auto Parts Industries Co., Ltd.	89,000	194,345
D-Link Corp.	318,368	282,241
Far EasTone Telecommunications Co., Ltd.	1,549,209	1,811,940
Faraday Technology Corp.	165,708	299,478
Feng Hsin Iron & Steel Co.	199,000	327,457
First Financial Holding Co., Ltd.	3,308,675	2,063,548
Formosa Chemicals & Fibre Corp.	4,712,750	9,059,598
Formosa Petrochemical Corp.	4,855,250	12,716,562
Formosa Plastics Corp.	4,006,140	8,162,317
Formosa Taffeta Co., Ltd.	1,472,000	984,447
Fortune Electric Co., Ltd.	53,980	50,541
Gemtek Technology Corp.	90,544	156,596
GeoVision, Inc.	17,000	68,216
Greatek Electronics, Inc.	318,540	312,119
HannStar Display Corp.*	3,523,000	773,684
Highwealth Construction Corp.	336,752	424,240
Holtek Semiconductor, Inc.	126,654	157,195
Holystone Enterprise Co., Ltd.	159,498	175,880
Hsin Kuang Steel Co., Ltd.	83,482	66,089
Huaku Development Co., Ltd.	81,000	205,347
Hung Poo Real Estate Development Corp.	92,000	147,953
Inventec Appliances Corp.	410,224	405,783
Inventec Co., Ltd.	1,171,630	677,875
Kinsus Interconnect Technology Corp.	176,515	513,929
KYE Systems Corp.	198,275	205,380
LEE Chang Yung Chem Industries Corp.	425,357	467,062
LITE-ON IT Corp.	383,619	326,962
Lite-On Technology Corp.	1,414,579	1,854,688
Macronix International	1,377,626	758,491
Mega Financial Holding Co., Ltd.	5,879,000	3,721,465
Merida Industry Co., Ltd.	63,350	106,017
Mitac International	885,758	387,113
Mitac Technology Corp.	223,514	209,275
Nan Ya Plastics Corp.	7,210,340	11,797,433
Nan Ya Printed Circuit Board Corp.	555,880	1,927,977
Novatek Microelectronics Corp., Ltd.	382,705	904,740
Oriental Union Chemical Corp.	480,000	298,619
Powertech Technology, Inc.	203,000	609,985
Quanta Computer, Inc.	1,404,990	2,950,007
Radiant Opto-Electronics Corp.	201,211	238,464

See Notes to Financial Statements.

62	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Equity Income Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Shih Wei Navigation Co., Ltd.	221,049	$313,888
Siliconware Precision Industries Co.	2,236,130	3,157,904
Silitech Technology Corp.	56,641	155,222
Sincere Navigation	291,325	326,685
Sonix Technology Co., Ltd.	68,716	142,357
Taiwan Cement Corp.	1,175,000	1,319,444
Taiwan Secom Co., Ltd.	210,000	333,147
Teco Electric and Machinery Co., Ltd.	916,000	398,905
Ton Yi Industrial Corp.	610,000	219,158
Tsann Kuen Enterprise Co., Ltd.	88,290	91,866
TSRC Corp.	450,000	517,917
Tung Ho Steel Enterprise Corp.	580,243	615,475
U-Ming Marine Transport Corp.	677,000	1,139,284
Unimicron Technology Corp.	551,670	670,968
Uni-President Enterprises Corp.	1,336,717	1,575,886
United Microelectronics Corp.*	5,653,000	2,769,527
Universal Scientific Industrial Co., Ltd.	737,486	344,105
UPC Technology Corp.	350,239	163,419
Wah Lee Industrial Corp.	138,079	168,368
Yang Ming Marine Transport Corp.	1,110,571	437,001
Yeun Chyang Industrial Co., Ltd.	148,352	118,366
Yungtay Engineering Co., Ltd.	82,704	57,112

Total Taiwan		118,263,195
Thailand – 4.5%
Advanced Info Service PCL	1,277,990	3,605,225
Airports of Thailand PCL	807,800	1,021,537
Asian Property Development PCL	522,600	101,673
Bangkok Expressway PCL	363,688	201,384
BEC World PCL	726,700	491,572
Electricity Generating PCL	215,098	494,127
Esso Thailand PCL	1,443,860	315,480
Glow Energy PCL	486,800	477,183
Kiatnakin Bank PCL	371,798	263,742
Kim Eng Securities Thailand PCL	116,900	49,685
Krung Thai Bank PCL	3,453,600	935,501
Precious Shipping PCL	939,296	503,244
PTT Chemical PCL	607,800	1,332,576
Quality Houses PCL	2,150,400	154,473
Ratchaburi Electricity Generating Holding PCL	518,496	581,969
Siam Cement PCL	367,996	2,445,229
Siam City Bank PCL	532,800	365,194
Thai Oil PCL	885,794	1,199,706
Thai Union Frozen Products PCL	307,584	237,063
Thanachart Capital PCL	588,000	306,232
Tisco Financial Group PCL	285,482	195,676
Total Access Communication PCL	632,800	809,704

Total Thailand		16,088,175
Turkey – 5.1%
Anadolu Hayat Emeklilik A.S.	87,198	204,157
Anadolu Sigorta	250,576	220,846
Arcelik A.S.*	239,031	691,515
Dogus Otomotiv Servis ve Ticaret A.S.*	47,933	164,469

Investments	Shares	U.S. $ Value

EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	240,600	$257,378
Ford Otomotiv Sanayi A.S.	275,091	1,721,227
Tupras Turkiye Petrol Rafine	179,017	2,962,841
Turcas Petrolculuk A.S.	28,113	84,357
Turk Hava Yollari	289,634	752,170
Turk Telekomunikasyon As	1,837,736	5,514,383
Turkcell Iletisim Hizmet As	737,723	5,261,119
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	122,038	231,538

Total Turkey		18,066,000
TOTAL COMMON STOCKS (Cost: $311,203,354)		354,608,451
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 5/22/11*	44,483	2,956
Ticon Industrial Connection PCL, expiring 1/22/14*	69,333	1,494
TOTAL WARRANTS (Cost: $0)		4,450
TOTAL LONG-TERM INVESTMENTS (Cost: $311,203,354)		354,612,901
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.4%
MONEY MARKET FUND – 0.4%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $1,670,015)(c)	1,670,015	1,670,015
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $312,873,369)(d)		356,282,916
Foreign Currency and Other Assets in Excess of Liabilities – 0.1%		214,143

NET ASSETS – 100.0%		$356,497,059

ADR – American Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,578,081 and the total market value of the collateral held by the Fund was $1,670,015.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	63

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 98.7%
Argentina – 0.4%
Petrobras Energia S.A., ADR*	42,525	$761,623
Brazil – 6.0%
AES Tiete S.A.	216,200	2,268,061
American Banknote S.A.	10,300	99,381
Amil Participacoes S.A.	50,100	274,178
Brookfield Incorporacoes S.A.	106,600	457,729
Cia de Saneamento de Minas Gerais-COPASA	54,922	921,429
Cia Paranaense de Energia	29,300	493,377
Drogasil S.A.	6,730	84,994
Equatorial Energia S.A.	120,000	1,181,410
Estacio Participacoes S.A.	6,000	68,702
Gafisa S.A.	16,000	240,682
Iguatemi Empresa de Shopping Centers S.A.	30,300	472,800
Industrias Romi S.A.	35,543	229,026
Iochpe Maxion S.A.	60,000	792,097
Localiza Rent A CAR	30,300	301,878
Log-In Logistica Intermodal S.A.	29,000	145,684
Lojas Renner S.A.	18,900	327,164
M Dias Branco S.A.	11,366	232,539
MRV Engenharia e Participacoes S.A.	19,800	381,752
Obrascon Huarte Lain Brasil S.A.	30,362	435,764
Odontoprev S.A.	3,800	76,380
PDG Realty S.A. Empreendimentos e Participacoes	42,500	350,906
Porto Seguro S.A.	46,600	471,336
Positivo Informatica S.A.	30,800	288,534
Rossi Residencial S.A.	48,100	384,724
Tecnisa S.A.	35,100	183,026
Terna Participacoes S.A.	25,800	575,634
Totvs S.A.	8,140	397,497

Total Brazil		12,136,684
Chile – 2.4%
Cia Cervecerias Unidas S.A.	110,264	751,527
CorpBanca S.A.	209,107,228	1,372,005
Empresas La Polar S.A.	76,206	342,110
Inversiones Aguas Metropolitanas S.A.	489,039	568,857
Madeco S.A.	21,378,046	1,410,438
Ripley Corp. S.A.	118,349	84,857
Sonda S.A.	203,778	277,774

Total Chile		4,807,568
China – 3.3%
Anhui Expressway Co. Class H	816,030	482,244
Beijing Capital Land Ltd. Class H	1,346,000	493,241
China Oilfield Services Ltd. Class H	446,000	416,072
China Shipping Development Co., Ltd. Class H	406,000	513,390
Dalian Port PDA Co., Ltd. Class H	604,000	248,613
Datang International Power Generation Co., Ltd. Class H	910,000	475,545
Great Wall Motor Co., Ltd. Class H	374,500	337,290
Guangzhou Shipyard International Co., Ltd. Class H	100,000	184,773

Investments	Shares	U.S. $ Value

Harbin Power Equipment Co., Ltd. Class H	14,000	$13,223
Huaneng Power International, Inc. Class H	212,000	140,330
Jiangsu Expressway Co., Ltd. Class H	608,000	498,949
Shanghai Forte Land Co. Class H	1,086,000	315,288
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	702,000	194,747
Sinotrans Ltd. Class H	1,689,000	398,820
Weiqiao Textile Co. Class H	987,500	611,609
Wumart Stores, Inc. Class H	366,000	544,982
Xiamen International Port Co., Ltd. Class H	1,110,000	209,108
Zhuzhou CSR Times Electric Co., Ltd. Class H	347,000	603,552

Total China		6,681,776
Czech Republic – 1.2%
Unipetrol A.S.*	304,180	2,476,700
Indonesia – 2.1%
Aneka Tambang Tbk PT	10,329,000	2,618,319
Bakrie Sumatera Plantations Tbk PT	1,575,500	141,819
Berlian Laju Tanker Tbk PT	3,442,055	281,348
Indofood Sukses Makmur Tbk PT	2,377,000	743,965
Kalbe Farma Tbk PT	533,000	73,346
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	528,000	417,920

Total Indonesia		4,276,717
Israel – 7.4%
Alony Hetz Properties & Investments Ltd.	57,835	198,782
Clal Industries and Investments*	161,692	731,714
Delek Group Ltd.	3,548	595,921
Discount Investment Corp.	266,688	6,002,510
Elbit Imaging Ltd.*	22,238	535,855
Gazit-Globe Ltd.	58,791	513,730
Israel Discount Bank Ltd. Class A*	517,033	973,416
Koor Industries Ltd.	50,882	1,495,539
Oil Refineries Ltd.	1,220,739	517,194
Ormat Industries	31,775	265,878
Osem Investments Ltd.	18,535	235,583
Shufersal Ltd.	385,150	1,698,066
Strauss Group Ltd.	89,893	1,182,308

Total Israel		14,946,496
Malaysia – 4.6%
Alliance Financial Group Bhd	459,600	337,297
Berjaya Sports Toto Bhd	999,141	1,278,877
Gamuda Bhd	1,708,628	1,564,967
Genting Plantation Bhd	85,600	148,396
IGB Corp. Bhd*	363,700	188,103
KNM Group Bhd	734,200	158,041
Kulim Malaysia Bhd	51,400	109,899
Lafarge Malayan Cement Bhd	584,700	1,059,251
Malaysian Bulk Carriers Bhd	1,547,148	1,358,951
MMC Corp. Bhd	289,922	207,745
Nestle Malaysia Bhd	75,400	751,604
Parkson Holdings Bhd	170,800	252,178
SP Setia Bhd	655,626	763,413

See Notes to Financial Statements.

64	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

UMW Holdings Bhd	565,826	$1,028,329
WCT Bhd	275,200	222,641

Total Malaysia		9,429,692
Mexico – 1.9%
ALFA S.A.B de C.V. Class A	116,800	558,266
Banco Compartamos S.A. de C.V.	53,476	195,213
Embotelladoras Arca S.A.B de C.V.	218,500	539,896
Grupo Aeroportuario del Centro Norte S.A.B de C.V. Class B	273,000	427,336
Grupo Aeroportuario del Pacifico S.A.B de C.V. Class B	370,429	1,043,118
Grupo Aeroportuario del Sureste S.A.B de C.V. Class B	203,802	870,736
Mexichem S.A.B de C.V.	199,040	299,921

Total Mexico		3,934,486
Philippines – 1.2%
Aboitiz Power Corp.	1,440,868	194,630
Banco de Oro Unibank, Inc.	625,000	455,097
Energy Development Corp.	5,790,000	574,356
Jollibee Foods Corp.	318,710	332,971
Manila Water Co., Inc.	437,600	143,157
Megaworld Corp.	11,500,000	364,078
Metropolitan Bank & Trust	508,010	412,798

Total Philippines		2,477,087
Poland – 0.8%
Asseco Poland S.A.	11,186	238,509
Cyfrowy Polsat S.A.	109,104	560,125
TVN S.A.	183,518	895,936

Total Poland		1,694,570
Russia – 0.0%
TMK OAO, GDR	1,422	22,211
South Africa – 12.5%
Aeci Ltd.	53,192	412,760
African Oxygen Ltd.	214,247	579,619
Astral Foods Ltd.	41,587	570,720
Aveng Ltd.	121,574	693,906
AVI Ltd.	245,732	616,154
Barloworld Ltd.	99,509	643,476
City Lodge Hotels Ltd.	22,952	248,375
Foschini Ltd.	155,198	1,269,848
Grindrod Ltd.	375,570	788,065
Group Five Ltd.	22,441	130,159
Highveld Steel And Vanadium Corp., Ltd.*	191,414	1,881,932
Illovo Sugar Ltd.	245,100	1,055,119
Imperial Holdings Ltd.	82,324	867,295
Investec Ltd.	225,526	1,700,337
JSE Ltd.	24,858	203,391
Lewis Group Ltd.	99,816	730,952
Massmart Holdings Ltd.	119,359	1,388,046
Medi-Clinic Corp., Ltd.	257,241	757,041
Metropolitan Holdings Ltd.	607,293	1,025,045
Mondi Ltd.	105,467	542,819

Investments	Shares	U.S. $ Value

Mr.Price Group Ltd.	61,484	$275,877
Northam Platinum Ltd.(a)	202,211	880,629
Pangbourne Properties Ltd.	348,044	737,656
Reunert Ltd.	147,824	1,092,464
Santam Ltd.	64,787	756,668
Sappi Ltd.(a)	291,095	1,087,164
Spar Group Ltd. (The)	93,854	801,366
Tongaat Hulett Ltd.	65,678	814,745
Truworths International Ltd.	193,142	1,083,278
Wilson Bayly Holmes-Ovcon Ltd.	12,929	215,310
Woolworths Holdings Ltd.	682,995	1,455,674

Total South Africa		25,305,890
South Korea – 9.3%
Bukwang Pharmaceutical Co., Ltd.	21,050	255,476
Busan Bank	70,302	781,631
Cheil Industries, Inc.	4,320	187,356
Cheil Worldwide, Inc.	2,678	660,267
CJ CheilJedang Corp.	701	123,452
CJ Corp.	7,270	343,061
CJ O Shopping Co., Ltd.	5,832	404,392
Daegu Bank	51,062	732,398
Daehan Steel Co., Ltd.	59,312	687,128
Daewoong Pharmaceutical Co., Ltd.	975	47,747
Daishin Securities Co., Ltd.	40,300	554,093
Dongbu Insurance Co., Ltd.	12,100	371,241
Dongkuk Steel Mill Co., Ltd.	12,420	287,771
Doosan Engineering & Construction Co., Ltd.	36,150	226,426
Halla Climate Control Corp.	62,830	631,899
Hanjin Heavy Industries & Construction Holdings Co., Ltd.	5,145	60,260
Hanjin Shipping Co., Ltd.	30,900	538,931
Hankook Tire Co., Ltd.	31,058	618,129
Hanwha Chem Corp.	57,960	629,652
Hanwha Securities Co.	24,620	200,805
Hite Brewery Co., Ltd.	611	87,119
Hotel Shilla Co., Ltd.	14,868	218,304
Hyundai Marine & Fire Insurance Co., Ltd.	31,072	573,576
Hyundai Securities Co.	74,960	1,043,364
Korea Investment Holdings Co., Ltd.	13,941	414,118
Korea Kumho Petrochemical Co.	7,240	169,594
Korean Reinsurance Co.	39,276	395,010
LG Dacom Corp.	42,994	729,794
LG Telecom Ltd.	109,860	793,472
LIG Insurance Co., Ltd.	15,400	311,071
LS Industrial Systems Co., Ltd.	8,768	692,064
Macquarie Korea Infrastructure Fund	270,540	1,175,612
Meritz Securities Co., Ltd.	65,537	76,203
Namhae Chemical Corp.	7,340	100,608
S1 Corp.	9,836	432,425
Samsung Fine Chemicals Co., Ltd.	7,596	349,419
Seah Besteel Corp.	8,213	112,225
SFA Engineering Corp.	6,129	213,273
Sindoh Co., Ltd.	2,106	111,176

See Notes to Financial Statements.

WisdomTree International Dividend Funds	65

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

SKC Co., Ltd.	12,286	$213,239
STX Corp. Co., Ltd.	4,930	88,914
STX Engine Co., Ltd.	120	2,185
STX Offshore & Shipbuilding Co., Ltd.	9,840	121,512
Taihan Electric Wire Co., Ltd.	15,870	300,362
Tong Yang Securities, Inc.	3,837	42,660
Woongjin Coway Co., Ltd.	21,330	685,203
Woongjin Thinkbig Co., Ltd.	1,728	33,731
Woori Investment & Securities Co., Ltd.	81,950	1,165,001

Total South Korea		18,993,349
Taiwan – 32.8%
Ability Enterprise Co., Ltd.	452,944	887,628
Advantech Co., Ltd.	411,139	767,337
ALI Corp.	108,164	229,800
Alpha Networks, Inc.	442,914	369,233
Altek Corp.	259,294	477,486
Ambassador Hotel (The)	41,870	44,152
AmTRAN Technology Co., Ltd.	267,531	240,918
Asia Optical Co., Inc.	257,770	461,048
AV Tech Corp.	61,260	200,084
Avermedia Technologies, Inc.	108,094	135,000
BES Engineering Corp.	46,524	13,126
Bright Led Electronics Corp.	65,803	84,741
Capital Securities Corp.*	57,086	29,655
Catcher Technology Co., Ltd.	337,860	897,513
Cheng Uei Precision Industry Co., Ltd.	201,110	409,752
Chicony Electronics Co., Ltd.	415,899	940,521
China Steel Chemical Corp.	158,200	421,237
China Synthetic Rubber Corp.	347,000	359,434
Chinese Maritime Transport Ltd.	100,042	262,024
Chong Hong Construction Co.	201,172	440,541
Chroma ATE, Inc.	407,143	794,073
Chung Hsin Electric & Machinery Manufacturing Corp.	453,000	254,344
Chung Hwa Pulp Corp.	1,394,422	585,564
Chunghwa Picture Tubes*	10,003,000	1,151,272
Compal Communications, Inc.	894,922	1,038,341
Continental Engineering Corp.	1,044,000	392,945
CTCI Corp.	512,788	499,262
Cyberlink Corp.	55,680	227,757
CyberTAN Technology, Inc.	100,868	140,094
DA CIN Construction Co., Ltd.	81,376	57,207
Depo Auto Parts Industries Co., Ltd.	147,000	320,997
D-Link Corp.	700,129	620,682
Elite Semiconductor Memory Technology, Inc.	160,590	254,262
Epistar Corp.	244,665	882,828
Eternal Chemical Co., Ltd.	561,287	566,560
Everlight Electronics Co., Ltd.	205,365	670,752
Far Eastern Department Stores Co., Ltd.	472,877	469,229
Faraday Technology Corp.	295,936	534,835
Farglory Land Development Co., Ltd.	298,968	722,590
Feng Hsin Iron & Steel Co.	502,094	826,203
First Steamship Co., Ltd.	47,874	57,482

Investments	Shares	U.S. $ Value

Formosa International Hotels Corp.	9,240	$116,262
Formosa Taffeta Co., Ltd.	2,106,032	1,408,476
Fortune Electric Co., Ltd.	141,000	132,018
Gemtek Technology Corp.	151,632	262,248
GeoVision, Inc.	47,000	188,596
Giant Manufacturing Co., Ltd.	142,560	385,357
Gigabyte Technology Co., Ltd.	609,228	515,460
Global Unichip Corp.	10,506	49,674
Great Wall Enterprise Co.	254,250	271,665
Greatek Electronics, Inc.	515,179	504,795
Hannstar Board Corp.	249,350	229,587
HannStar Display Corp.*	5,604,000	1,230,691
Highwealth Construction Corp.	698,808	880,357
Holtek Semiconductor, Inc.	222,927	276,682
Holystone Enterprise Co., Ltd.	259,607	286,272
Hsin Kuang Steel Co., Ltd.	298,032	235,937
Huaku Development Co., Ltd.	200,100	507,283
Hung Poo Real Estate Development Corp.	245,680	395,099
Inventec Appliances Corp.	805,225	796,508
Inventec Co., Ltd.	2,546,665	1,473,434
ITE Technology, Inc.	62,418	128,339
King Slide Works Co., Ltd.	48,976	284,124
King Yuan Electronics Co., Ltd.	916,076	356,195
Kinsus Interconnect Technology Corp.	295,385	860,023
KYE Systems Corp.	343,040	355,333
Largan Precision Co., Ltd.	50,088	657,495
LEE Chang Yung Chem Industries Corp.	705,517	774,690
Lien Hwa Industrial Corp.	209,563	97,454
LITE-ON IT Corp.	970,549	827,207
Lite-On Technology Corp.	2,270,825	2,977,332
Macronix International	2,908,917	1,601,587
Merida Industry Co., Ltd.	142,550	238,559
Micro-Star International Co., Ltd.	445,774	291,886
Mitac International	1,388,145	606,677
Mitac Technology Corp.	243,924	228,385
Nan Ya Printed Circuit Board Corp.	962,400	3,337,925
Nantex Industry Co., Ltd.	65,374	45,246
Novatek Microelectronics Corp., Ltd.	610,838	1,444,061
Opto Technology Corp.	144,000	127,884
Oriental Union Chemical Corp.	1,194,940	743,399
Pan-International Industrial	105,340	168,751
Polaris Securities Co., Ltd.*	198,662	117,104
Pou Chen Corp.	982,600	635,750
Powertech Technology, Inc.	317,834	955,044
Radiant Opto-Electronics Corp.	356,806	422,866
Radium Life Tech Co., Ltd.*	93,589	78,311
Realtek Semiconductor Corp.	207,969	485,183
Richtek Technology Corp.	54,275	467,655
Ruentex Development Co., Ltd.	563,000	540,268
Shih Wei Navigation Co., Ltd.	408,675	580,316
Shihlin Electric & Engineering Corp.	409,214	527,620
Shin Zu Shing Co., Ltd.	46,319	258,624
Shining Building Business Co., Ltd.*	111,632	130,911

See Notes to Financial Statements.

66	WisdomTree International Dividend Funds

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Silitech Technology Corp.	98,655	$270,359
Sincere Navigation	551,791	618,765
Sinyi Realty Co.	104,263	191,674
Sonix Technology Co., Ltd.	105,074	217,678
Synnex Technology International Corp.	401,300	855,078
Taiwan Cogeneration Corp.	203,146	96,998
Taiwan Glass Industrial Corp.	515,041	408,534
Taiwan Life Insurance Co., Ltd.*	275,002	223,266
Taiwan Navigation Co., Ltd.	259,000	386,711
Taiwan Secom Co., Ltd.	408,014	647,279
Teco Electric and Machinery Co., Ltd.	1,336,442	582,002
Ton Yi Industrial Corp.	932,000	334,845
Transcend Information, Inc.	209,963	751,081
Tripod Technology Corp.	195,103	500,077
Tsann Kuen Enterprise Co., Ltd.	72,119	75,040
TSRC Corp.	628,000	722,782
Tung Ho Steel Enterprise Corp.	1,225,647	1,300,067
TXC Corp.	194,133	256,948
U-Ming Marine Transport Corp.	998,000	1,679,476
Unimicron Technology Corp.	873,400	1,062,273
Universal Scientific Industrial Co., Ltd.	1,339,391	624,949
UPC Technology Corp.	656,399	306,271
Wah Lee Industrial Corp.	420,971	513,315
Waterland Financial Holdings*	54,335	17,324
Wistron NeWeb Corp.	163,747	211,891
WPG Holdings Co., Ltd.	604,671	855,808
Yang Ming Marine Transport Corp.	2,338,314	920,109
Yeun Chyang Industrial Co., Ltd.	374,356	298,688
Yieh Phui Enterprise	625,113	223,616
Yulon Motor Co., Ltd.	593,447	682,091
Yungtay Engineering Co., Ltd.	121,053	83,594
Zinwell Corp.	137,424	281,277
Zyxel Communications Corp.	309,570	209,924

Total Taiwan		66,646,904
Thailand – 8.0%
Airports of Thailand PCL	1,541,300	1,949,115
Asian Property Development PCL	685,700	133,405
Bangkok Expressway PCL	690,402	382,294
BEC World PCL	1,062,978	719,045
Central Pattana PCL	249,500	174,000
Charoen Pokphand Foods PCL	4,518,262	1,075,133
CP ALL PCL	1,837,890	1,105,704
Electricity Generating PCL	396,812	911,563
Esso Thailand PCL	2,886,522	630,698
Glow Energy PCL	935,376	916,898
Kiatnakin Bank PCL	848,906	602,187
Kim Eng Securities Thailand PCL	729,302	309,970
Land and Houses PCL	4,925,908	987,835
Minor International PCL	1,064,436	395,061
Precious Shipping PCL	1,429,726	766,001
Preuksa Real Estate PCL	415,448	145,488
PTT Aromatics & Refining PCL	727,400	531,235
Quality Houses PCL	4,270,200	306,749

Investments	Shares	U.S. $ Value

Ratchaburi Electricity Generating Holding PCL	1,049,096	$1,177,525
Siam City Bank PCL	604,700	414,476
Thai Union Frozen Products PCL	893,710	688,807
Thanachart Capital PCL	1,094,900	570,226
Tisco Financial Group PCL	381,752	261,662
Total Access Communication PCL	902,139	1,154,338

Total Thailand		16,309,415
Turkey – 4.8%
Aksigorta A.S.	246,838	880,171
Anadolu Hayat Emeklilik A.S.	76,071	178,106
Anadolu Sigorta	279,327	246,186
Arcelik A.S.*	461,689	1,335,663
Aygaz A.S.	87,544	341,612
Dogus Otomotiv Servis ve Ticaret A.S.*	130,970	449,387
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	284,495	304,334
Ford Otomotiv Sanayi A.S.	412,937	2,583,721
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	351,823	572,821
Sinpas Gayrimenkul Yatirim Ortakligi A.S.	15,609	56,709
Tofas Turk Otomobil Fabrikasi A.S.	265,227	745,887
Turcas Petrolculuk A.S.	85,156	255,522
Turk Hava Yollari	372,419	967,159
Vestel Beyaz Esya Sanayi ve Ticaret A.S.	360,265	683,518
Yapi Kredi Sigorta A.S.	9,929	61,123

Total Turkey		9,661,919
TOTAL COMMON STOCKS (Cost: $175,194,284)		200,563,087

See Notes to Financial Statements.

WisdomTree International Dividend Funds	67

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

EXCHANGE-TRADED FUND – 0.8%
United States – 0.8%
WisdomTree India Earnings Fund (Cost: $1,427,453)	77,177	$1,623,032
WARRANTS – 0.0%
Thailand – 0.0%
Ticon Industrial Connection PCL, expiring 5/22/11*	49,750	3,306
Ticon Industrial Connection PCL, expiring 1/22/14*	87,000	1,875
TOTAL WARRANTS (Cost: $0)		5,181
TOTAL LONG-TERM INVESTMENTS (Cost: $176,621,737)		202,191,300
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
MONEY MARKET FUND – 0.3%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b) (Cost: $584,005)(c)	584,005	584,005
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $177,205,742)(d)		202,775,305
Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		463,957

NET ASSETS – 100.0%		$203,239,262

ADR – American Depositary Receipt

GDR – Global Depositary Receipt

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $528,582 and the total market value of the collateral held by the Fund was $584,005.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

68	WisdomTree International Dividend Funds

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.0%
Egypt – 16.2%
Arab Cotton Ginning	32,028	$32,657
Canal Shipping Agencies Co.	4,363	12,585
Commercial International Bank	133	1,387
Egyptian Co. For Mobile Services	5,977	237,439
Egyptian Financial & Industrial Co.	4,076	17,987
Egyptian Financial Group-Hermes Holding	4,401	24,029
El Ezz Steel Co.	111,460	309,746
Elswedy Cables Holding Co.	1,069	15,295
Orascom Construction Industries	9,175	392,631
Orascom Telecom Holding S.A.E	36,092	229,789
Sidi Kerir Petrochemcials Co.	54,304	114,984
Telecom Egypt	119,357	385,275

Total Egypt		1,773,804
Jordan – 2.8%
Arab Bank	7,080	138,402
Arab Potash Co.	1,847	90,199
Jordanian Electric Power Co.	15,115	72,535

Total Jordan		301,136
Kuwait – 16.4%
Bank of Kuwait & Middle East	23,500	41,825
Boubyan Petrochemicals Co.	50,000	79,393
Commercial Bank of Kuwait	32,500	113,418
Injazzat Real Estate Co. KSCC	30,000	19,473
Kuwait Finance House	53,240	245,251
Kuwait Investment Projects Co. Holdings	62,500	100,332
Mobile Telecommunications Co. KSC	167,624	760,464
National Bank of Kuwait	68,750	307,103
National Mobile Telecommunication Co. KSC	25,000	132,612

Total Kuwait		1,799,871
Morocco – 8.9%
Attijariwafa Bank	1,320	45,846
Douja Promotion Groupe Addoha S.A.	2,986	46,516
Maroc Telecom	48,983	882,145

Total Morocco		974,507
Oman – 4.0%
Bank Muscat S.A.O.G	24,113	57,050
Galfar Engineering & Contracting S.A.O.G	6,713	11,315
Oman Telecommunications Co.	77,037	280,098
Raysut Cement Co.	14,985	72,308
Renaissance Services S.A.O.G	11,046	19,220

Total Oman		439,991
Qatar – 31.4%
Commercial Bank of Qatar	17,275	379,045
Doha Bank QSC	16,555	232,314
Industries Qatar	30,133	943,351
Masraf Al Rayan	32,381	112,043
Qatar Electricity & Water Co.	6,563	183,294
Qatar Fuel Co.	1,263	58,581
Qatar Insurance Co.	1,756	32,984

Investments	Shares	U.S. $ Value

Qatar Islamic Bank	13,362	$330,248
Qatar National Bank S.A.Q	11,992	496,285
Qatar Shipping Co.	7,543	69,600
Qatar Telecom Q-Telephone QSC	12,273	505,217
United Development Co.	8,194	90,683

Total Qatar		3,433,645
United Arab Emirates – 19.3%
Abu Dhabi Commercial Bank	350,194	235,500
Air Arabia	526,441	163,395
Bank of Sharjah	189,383	105,701
DP World Ltd.	416,982	233,510
Dubai Financial Market	410,367	265,910
Dubai Investments PJSC	362,747	138,266
Dubai Islamic Bank	348,890	299,216
First Gulf Bank PJSC	47,793	216,652
Gulf Navigation Holding	265,893	59,362
National Bank of Abu Dhabi PJSC	72,591	270,762
Tamweel PJSC*†	65,235	—
Union National Bank/Abu Dhabi	101,288	119,959

Total United Arab Emirates		2,108,233
TOTAL COMMON STOCKS (Cost: $10,114,537)		10,831,187
SHORT-TERM INVESTMENT – 0.4%
MONEY MARKET FUND – 0.4%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a) (Cost: $51,177)	51,177	51,177
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $10,165,714)(b)		10,882,364
Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		61,518

NET ASSETS – 100.0%		$10,943,882

*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	69

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Funds

September 30, 2009

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Global Equity Income Fund[1]	WisdomTree Europe SmallCap Dividend Fund
ASSETS:

Investments, at cost	$361,035,001	$163,656,465	$283,724,917	$32,902,163	$27,125,405

Foreign currency, at cost	177,069	402,246	526,305	222,196	27,257
Investments in securities, at value (including securities on loan) (Note 2)	422,301,333	162,075,718	333,493,206	38,046,202	26,558,034

Foreign currency, at value	178,040	401,260	522,310	222,292	27,114

Receivables:

Investment securities sold	594,673	297,771	710,404	—	10,366

Dividends and interest	43	298,987	325,604	12,814	63,805

Foreign tax reclaims	415,741	128,051	76,172	33,220	37,562
Total Assets	423,489,830	163,201,787	335,127,696	38,314,528	26,696,881
LIABILITIES:

Due to foreign custodian	733,466	—	150,704	183,372	30,930

Payables:

Investment securities purchased	—	1,020,083	1,040,864	—	—

Unrealized depreciation on foreign currency contracts	591	37	2,002	—	95

Collateral for securities on loan (Note 2)	356,003	6,951,061	2,027,018	—	941,008

Advisory fees (Note 3)	292	72,525	127,945	2,096	10,816

Service fees (Note 2)	1,500	550	1,173	129	82
Total Liabilities	1,091,852	8,044,256	3,349,706	185,597	982,931
NET ASSETS	$422,397,978	$155,157,531	$331,777,990	$38,128,931	$25,713,950
NET ASSETS:

Paid-in capital	$575,764,562	$228,559,284	$297,466,328	$55,389,007	$50,536,524

Undistributed (Distributions in excess of) net investment income	3,772,777	53,112	(5,460,376)	187,932	(2,348)

Accumulated net realized loss on investments and foreign currency related transactions	(218,429,698)	(71,882,443)	(9,986,565)	(22,592,606)	(24,251,241)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	61,290,337	(1,572,422)	49,758,603	5,144,598	(568,985)
NET ASSETS	$422,397,978	$155,157,531	$331,777,990	$38,128,931	$25,713,950
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	9,150,000	3,650,000	7,650,000	950,000	700,000
Net asset value per share	$46.16	$42.51	$43.37	$40.14	$36.73

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

See Notes to Financial Statements.

70	WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend Funds

September 30, 2009

	WisdomTree Japan Total Dividend Fund	WisdomTree World ex-U.S. Growth Fund[1]	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund
ASSETS:

Investments, at cost	$89,322,379	$15,933,906	$125,886,072	$140,559,272	$101,585,483

Foreign currency, at cost	10,051	141,481	13,366	884,718	352,430
Investments in securities, at value (including securities on loan) (Note 2)	88,007,874	18,037,030	122,593,978	152,303,444	107,946,071

Foreign currency, at value	10,182	142,091	13,434	892,588	357,983

Receivables:

Investment securities sold	48,625	—	322,972	—	—

Unrealized appreciation on foreign currency contracts	—	383	6	18	—

Dividends and interest	701,302	31,593	793,881	574,074	455,164

Foreign tax reclaims	—	351	—	114	—

Capital shares sold	—	—	—	2,842,418	2,633,033
Total Assets	88,767,983	18,211,448	123,724,271	156,612,656	111,392,251
LIABILITIES:

Due to foreign custodian	65,063	101,825	—	—	71,486

Payables:

Investment securities purchased	—	—	533,190	4,634,838	2,631,660

Unrealized depreciation on foreign currency contracts	452	337	2,668	189	—

Collateral for securities on loan (Note 2)	867,008	61,001	4,076,036	554,005	5,331,047

Advisory fees (Note 3)	31,844	8,610	51,602	52,965	36,836

Service fees (Note 2)	292	65	392	486	279
Total Liabilities	964,659	171,838	4,663,888	5,242,483	8,071,308
NET ASSETS	$87,803,324	$18,039,610	$119,060,383	$151,370,173	$103,320,943
NET ASSETS:

Paid-in capital	$94,100,736	$29,182,075	$139,215,370	$160,004,708	$112,713,851

Undistributed (Distributions in excess of) net investment income	301,227	(92,088)	629,594	4,574	103,310

Accumulated net realized loss on investments and foreign currency related transactions	(5,288,342)	(13,154,727)	(17,497,215)	(20,414,448)	(15,877,661)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(1,310,297)	2,104,350	(3,287,366)	11,775,339	6,381,443
NET ASSETS	$87,803,324	$18,039,610	$119,060,383	$151,370,173	$103,320,943
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,150,000	400,000	2,850,000	2,600,000	1,900,000
Net asset value per share	$40.84	$45.10	$41.78	$58.22	$54.38
[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	71

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree International Dividend Funds

September 30, 2009

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund[1]	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
ASSETS:

Investments, at cost	$125,775,591	$143,958,956	$145,071,061	$409,103,900	$312,873,369

Foreign currency, at cost	301,377	269,732	486,296	1,170,302	5,100,229
Investments in securities, at value (including securities on loan) (Note 2)	120,371,543	152,042,032	132,527,461	413,231,661	356,282,916

Foreign currency, at value	301,498	269,142	476,624	1,185,666	5,139,743

Receivables:

Investment securities sold	—	—	718,382	394,864	81,182

Unrealized appreciation on foreign currency contracts	—	—	3	—	1,842

Dividends and interest	239,769	224,869	419,330	1,969,381	959,393

Foreign tax reclaims	130,346	300,873	123,092	191,458	—

Capital shares sold	—	—	—	—	4,654,123
Total Assets	121,043,156	152,836,916	134,264,892	416,973,030	367,119,199
LIABILITIES:

Due to foreign custodian	33,236	—	330,479	274,059	5,815,589

Payables:

Investment securities purchased	—	—	947,260	—	2,960,182

Unrealized depreciation on foreign currency contracts	1,179	447	2,182	3,385	1,043

Collateral for securities on loan (Note 2)	3,636,032	3,368,030	4,394,039	26,544,234	1,670,015

Advisory fees (Note 3)	44,533	68,288	56,993	182,464	174,095

Service fees (Note 2)	408	518	432	1,384	1,216
Total Liabilities	3,715,388	3,437,283	5,731,385	27,005,526	10,622,140
NET ASSETS	$117,327,768	$149,399,633	$128,533,507	$389,967,504	$356,497,059
NET ASSETS:

Paid-in capital	$157,896,518	$292,653,742	$207,823,354	$605,623,927	$359,079,540

Undistributed (Distributions in excess of) net investment income	102,735	63,721	123,904	965,111	(83,418)

Accumulated net realized loss on investments and foreign currency related transactions	(35,274,787)	(151,407,316)	(66,863,861)	(220,775,237)	(45,971,787)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(5,396,698)	8,089,486	(12,549,890)	4,153,703	43,472,724
NET ASSETS	$117,327,768	$149,399,633	$128,533,507	$389,967,504	$356,497,059
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	2,600,000	3,550,000	2,700,000	8,700,000	7,600,000
Net asset value per share	$45.13	$42.08	$47.61	$44.82	$46.91
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

72	WisdomTree International Dividend Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Funds

September 30, 2009

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund
ASSETS:

Investments, at cost	$177,205,742	$10,165,714

Foreign currency, at cost	1,802,867	8,654
Investments in securities, at value (including securities on loan) (Note 2)	202,775,305	10,882,364

Foreign currency, at value	1,805,545	8,689

Receivables:

Investment securities sold	145,938	—

Dividends and interest	272,872	26,370

Foreign tax reclaims	359	—

Capital shares sold	5,138	34,266
Total Assets	205,005,157	10,951,689
LIABILITIES:

Due to foreign custodian	1,077,253	—

Payables:

Investment securities purchased	12,070	—

Collateral for securities on loan (Note 2)	584,005	—

Advisory fees (Note 3)	91,920	6,003

Service fees (Note 2)	647	1,804
Total Liabilities	1,765,895	7,807
NET ASSETS	$203,239,262	$10,943,882
NET ASSETS:

Paid-in capital	$197,125,766	$18,178,853

Undistributed net investment income	104,936	8,549

Accumulated net realized loss on investments and foreign currency related transactions	(19,568,484)	(7,960,256)

Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	25,577,044	716,736
NET ASSETS	$203,239,262	$10,943,882
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	5,100,000	700,000
Net asset value per share	$39.85	$15.63

See Notes to Financial Statements.

WisdomTree International Dividend Funds	73

Statements of Operations (unaudited)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2009

	WisdomTree DEFA Fund	WisdomTree DEFA Equity Income Fund	WisdomTree Europe Total Dividend Fund	WisdomTree Global Equity Income Fund[1]	WisdomTree Europe SmallCap Dividend Fund
INVESTMENT INCOME:

Dividends[2]	$15,613,018	$3,972,272	$2,475,808	$1,312,187	$522,115

Securities lending income (Note 2)	175,421	143,091	43,665	21,151	224
Total investment income	15,788,439	4,115,363	2,519,473	1,333,338	522,339
EXPENSES:

Advisory fees (Note 3)	878,261	353,062	404,203	75,407	53,274

Service fees (Note 2)	8,050	2,678	3,705	572	404
Total expenses	886,311	355,740	407,908	75,979	53,678
Expense waiver (Note 2)	(497,852)	—	—	(40,460)	—
Net expenses	388,459	355,740	407,908	35,519	53,678
Net investment income	15,399,980	3,759,623	2,111,565	1,297,819	468,661
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(143,533,961)	(26,714,471)	(3,651,123)	(10,556,590)	(8,160,293)

In-kind redemptions	1,772,478	—	127	—	—

Foreign currency related transactions	261,372	87,798	8,525	42,145	17,503
Net realized loss	(141,500,111)	(26,626,673)	(3,642,471)	(10,514,445)	(8,142,790)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	268,820,978	73,833,192	62,723,736	20,091,564	16,781,535

Translation of assets and liabilities denominated in foreign currencies	20,867	2,877	(6,752)	2,773	1,454
Net change in unrealized appreciation	268,841,845	73,836,069	62,716,984	20,094,337	16,782,989
Net realized and unrealized gain on investments	127,341,734	47,209,396	59,074,513	9,579,892	8,640,199
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$142,741,714	$50,969,019	$61,186,078	$10,877,711	$9,108,860

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[2]	Net of foreign withholding tax of $872,247, $441,399, $272,978, $96,392 and $47,530, respectively.

See Notes to Financial Statements.

74	WisdomTree International Dividend Funds

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2009

	WisdomTree Japan Total Dividend Fund	WisdomTree World ex-U.S. Growth Fund[1]	WisdomTree Japan SmallCap Dividend Fund	WisdomTree Pacific ex-Japan Total Dividend Fund	WisdomTree Pacific ex-Japan Equity Income Fund
INVESTMENT INCOME:

Dividends[2]	$764,842	$247,274	$834,975	$2,169,696	$1,213,955

Securities lending income (Note 2)	736	845	27,981	1,652	2,118
Total investment income	765,578	248,119	862,956	2,171,348	1,216,073
EXPENSES:

Advisory fees (Note 3)	123,824	59,446	228,149	200,435	120,657

Service fees (Note 2)	1,135	451	1,731	1,837	915
Total expenses	124,959	59,897	229,880	202,272	121,572
Net investment income	640,619	188,222	633,076	1,969,076	1,094,501
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,815,778)	(6,414,638)	(9,045,888)	(9,158,168)	(6,749,392)

In-kind redemptions	175,668	38,212	46,478	—	2,594,350

Foreign currency related transactions	3,899	97,374	(10,514)	66,275	43,993
Net realized loss	(2,636,211)	(6,279,052)	(9,009,924)	(9,091,893)	(4,111,049)

Net change in unrealized appreciation from:

Investment transactions	11,568,986	11,477,060	29,655,870	43,826,555	26,568,694

Translation of assets and liabilities denominated in foreign currencies	5,731	3,227	11,735	12,934	6,106
Net change in unrealized appreciation	11,574,717	11,480,287	29,667,605	43,839,489	26,574,800
Net realized and unrealized gain on investments	8,938,506	5,201,235	20,657,681	34,747,596	22,463,751
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,579,125	$5,389,457	$21,290,757	$36,716,672	$23,558,252
[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[2]	Net of foreign withholding tax of $57,558, $14,176, $62,800, $53,025 and $19,595, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	75

Statements of Operations (unaudited) (continued)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2009

	WisdomTree International LargeCap Dividend Fund	WisdomTree International Dividend ex-Financials Fund[1]	WisdomTree International MidCap Dividend Fund	WisdomTree International SmallCap Dividend Fund	WisdomTree Emerging Markets Equity Income Fund
INVESTMENT INCOME:

Dividends[2]	$2,767,228	$4,553,866	$2,789,449	$6,921,851	$8,832,794

Securities lending income (Note 2)	87,943	79,292	56,597	71,591	2,090
Total investment income	2,855,171	4,633,158	2,846,046	6,993,442	8,834,884
EXPENSES:

Advisory fees (Note 3)	230,367	363,018	302,070	931,458	849,066

Service fees (Note 2)	2,112	2,754	2,292	7,066	5,930
Total expenses	232,479	365,772	304,362	938,524	854,996
Net investment income	2,622,692	4,267,386	2,541,684	6,054,918	7,979,888
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(14,032,397)	(63,904,747)	(28,021,255)	(96,361,991)	(28,318,341)

In-kind redemptions	480,163	60,385	(3,441,944)	—	1,867,987

Foreign currency related transactions	53,959	107,773	90,971	188,196	276,587
Net realized loss	(13,498,275)	(63,736,589)	(31,372,228)	(96,173,795)	(26,173,767)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	46,949,155	110,612,578	73,450,209	231,012,379	128,629,774

Translation of assets and liabilities denominated in foreign currencies	943	19,197	(8,309)	24,956	49,323
Net change in unrealized appreciation	46,950,098	110,631,775	73,441,900	231,037,335	128,679,097
Net realized and unrealized gain on investments	33,451,823	46,895,186	42,069,672	134,863,540	102,505,330
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,074,515	$51,162,572	$44,611,356	$140,918,458	$110,485,218
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[2]	Net of foreign withholding tax of $309,911, $523,722, $325,974, $540,002, and $1,290,205, respectively.

See Notes to Financial Statements.

76	WisdomTree International Dividend Funds

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Funds

For the Six Months Ended September 30, 2009

	WisdomTree Emerging Markets SmallCap Dividend Fund	WisdomTree Middle East Dividend Fund
INVESTMENT INCOME:

Dividends[1]	$3,172,866	$232,424

Securities lending income (Note 2)	3,336	—
Total investment income	3,176,202	232,424
EXPENSES:

Advisory fees (Note 3)	358,377	30,959

Service fees (Note 2)	2,503	—

Audit/tax	—	15,350

Custody/accounting	—	5,755

Directors	—	3,545

Legal	—	2,944

Printing	—	583

Other	—	3,741
Total Expenses	360,880	62,877
Expenses reimbursed (Note 2)	(714)	(22,673)
Net Expenses	360,166	40,204
Net investment income	2,816,036	192,220
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(10,590,302)	(4,904,217)

In-kind redemptions	2,029,121	—

Foreign currency related transactions	(25,656)	(22,553)
Net realized loss	(8,586,837)	(4,926,770)

Net change in unrealized appreciation (depreciation) from:

Investment transactions	52,187,463	7,289,130

Translation of assets and liabilities denominated in foreign currencies	6,400	(4,194)
Net change in unrealized appreciation	52,193,863	7,284,936
Net realized and unrealized gain on investments	43,607,026	2,358,166
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,423,062	$2,550,386
[1]	Net of foreign withholding tax of $584,796, and $8,247, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	77

Statements of Changes in Net Assets

WisdomTree International Dividend Funds

	WisdomTree DEFA Fund		WisdomTree DEFA Equity Income Fund		WisdomTree Europe Total Dividend Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$15,399,980	$15,464,077	$3,759,623	$8,663,791	$2,111,565	$1,392,441

Net realized loss on investments and foreign currency related transactions	(141,500,111)	(74,997,792)	(26,626,673)	(45,078,074)	(3,642,471)	(8,840,036)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	268,841,845	(184,596,085)	73,836,069	(61,460,788)	62,716,984	(12,623,082)
Net increase (decrease) in net assets resulting from operations	142,741,714	(244,129,800)	50,969,019	(97,875,071)	61,186,078	(20,070,677)
DIVIDENDS:

Net investment income	(13,080,397)	(16,276,475)	(3,835,647)	(9,694,798)	(7,655,085)	(1,486,596)
Total dividends	(13,080,397)	(16,276,475)	(3,835,647)	(9,694,798)	(7,655,085)	(1,486,596)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	11,101,017	161,237,933	19,901,243	43,349,186	263,413,341	5,942,450

Cost of shares redeemed	(20,749,683)	(23,832,508)	—	(88,064,007)	—	(12,950,848)
Net increase (decrease) in net assets resulting from capital share transactions	(9,648,666)	137,405,425	19,901,243	(44,714,821)	263,413,341	(7,008,398)
Net Increase (Decrease) in Net Assets	120,012,651	(123,000,850)	67,034,615	(152,284,690)	316,944,334	(28,565,671)
NET ASSETS:

Beginning of period	$302,385,327	$425,386,177	$88,122,916	$240,407,606	$14,833,656	$43,399,327

End of period	$422,397,978	$302,385,327	$155,157,531	$88,122,916	$331,777,990	$14,833,656
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$3,772,777	$1,453,194	$53,112	$129,136	$(5,460,376)	$83,144
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	9,450,000	6,750,000	3,100,000	4,000,000	500,000	700,000

Shares created	250,000	3,150,000	550,000	900,000	7,150,000	100,000

Shares redeemed	(550,000)	(450,000)	—	(1,800,000)	—	(300,000)
Shares outstanding, end of period	9,150,000	9,450,000	3,650,000	3,100,000	7,650,000	500,000

See Notes to Financial Statements.

78	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Global Equity Income Fund		WisdomTree Europe SmallCap Dividend Fund		WisdomTree Japan Total Dividend Fund
	For the Six Months Ended September 30, 2009[1] (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,297,819	$1,749,282	$468,661	$1,727,740	$640,619	$396,753

Net realized loss on investments and foreign currency related transactions	(10,514,445)	(11,691,791)	(8,142,790)	(15,159,973)	(2,636,211)	(4,312,780)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	20,094,337	(12,399,286)	16,782,989	(8,989,483)	11,574,717	(8,038,239)
Net increase (decrease) in net assets resulting from operations	10,877,711	(22,341,795)	9,108,860	(22,421,716)	9,579,125	(11,954,266)
DIVIDENDS:

Net investment income	(1,139,010)	(1,903,608)	(556,542)	(1,802,430)	(541,424)	(559,727)
Total dividends	(1,139,010)	(1,903,608)	(556,542)	(1,802,430)	(541,424)	(559,727)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,603,485	11,191,402	3,695,026	5,396,168	82,738,120	23,587,836

Cost of shares redeemed	—	(15,281,113)	—	(14,483,079)	(23,184,950)	(20,865,377)
Net increase (decrease) in net assets resulting from capital share transactions	9,603,485	(4,089,711)	3,695,026	(9,086,911)	59,553,170	2,722,459
Net Increase (Decrease) in Net Assets	19,342,186	(28,335,114)	12,247,344	(33,311,057)	68,590,871	(9,791,534)
NET ASSETS:

Beginning of period	$18,786,745	$47,121,859	$13,466,606	$46,777,663	$19,212,453	$29,003,987

End of period	$38,128,931	$18,786,745	$25,713,950	$13,466,606	$87,803,324	$19,212,453
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$187,932	$29,123	$(2,348)	$85,533	$301,227	$202,032
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	800,000	600,000	800,000	600,000	600,000

Shares created	250,000	200,000	100,000	100,000	2,150,000	600,000

Shares redeemed	—	(300,000)	—	(300,000)	(600,000)	(600,000)
Shares outstanding, end of period	950,000	700,000	700,000	600,000	2,150,000	600,000

[1]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	79

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree World ex-U.S. Growth Fund		WisdomTree Japan SmallCap Dividend Fund		WisdomTree Pacific ex-Japan Total Dividend Fund
	For the Six Months Ended September 30, 2009[1] (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$188,222	$487,648	$633,076	$1,289,490	$1,969,076	$4,088,227

Net realized loss on investments and foreign currency related transactions	(6,279,052)	(7,972,305)	(9,009,924)	(3,088,286)	(9,091,893)	(19,224,355)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	11,480,287	(2,209,540)	29,667,605	(20,694,507)	43,839,489	(25,679,971)
Net increase (decrease) in net assets resulting from operations	5,389,457	(9,694,197)	21,290,757	(22,493,303)	36,716,672	(40,816,099)
DIVIDENDS:

Net investment income	(519,241)	(623,658)	(783,440)	(1,401,224)	(2,131,400)	(5,131,577)
Total dividends	(519,241)	(623,658)	(783,440)	(1,401,224)	(2,131,400)	(5,131,577)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	34,446,745	39,608,753	89,524,062	79,698,811	11,716,010

Cost of shares redeemed	(8,075,928)	(32,637,287)	(7,133,799)	(74,851,551)	—	(74,690,124)
Net increase (decrease) in net assets resulting from capital share transactions	(8,075,928)	1,809,458	32,474,954	14,672,511	79,698,811	(62,974,114)
Net Increase (Decrease) in Net Assets	(3,205,712)	(8,508,397)	52,982,271	(9,222,016)	114,284,083	(108,921,790)
NET ASSETS:

Beginning of period	$21,245,322	$29,753,719	$66,078,112	$75,300,128	$37,086,090	$146,007,880

End of period	$18,039,610	$21,245,322	$119,060,383	$66,078,112	$151,370,173	$37,086,090
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$(92,088)	$238,931	$629,594	$779,958	$4,574	$166,898
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	600,000	2,100,000	1,700,000	1,000,000	2,000,000

Shares created	—	800,000	950,000	2,400,000	1,600,000	200,000

Shares redeemed	(200,000)	(800,000)	(200,000)	(2,000,000)	—	(1,200,000)
Shares outstanding, end of period	400,000	600,000	2,850,000	2,100,000	2,600,000	1,000,000
[1]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

See Notes to Financial Statements.

80	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree Pacific ex-Japan Equity Income Fund		WisdomTree International LargeCap Dividend Fund		WisdomTree International Dividend ex-Financials Fund[1]
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,094,501	$2,557,366	$2,622,692	$5,162,514	$4,267,386	$14,443,615

Net realized loss on investments and foreign currency related transactions	(4,111,049)	(13,129,775)	(13,498,275)	(22,204,870)	(63,736,589)	(88,685,093)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	26,574,800	(14,757,865)	46,950,098	(52,812,028)	110,631,775	(81,123,650)
Net increase (decrease) in net assets resulting from operations	23,558,252	(25,330,274)	36,074,515	(69,854,384)	51,162,572	(155,365,128)
DIVIDENDS:

Net investment income	(1,172,697)	(3,396,394)	(2,951,270)	(5,333,253)	(4,312,228)	(16,564,667)
Total dividends	(1,172,697)	(3,396,394)	(2,951,270)	(5,333,253)	(4,312,228)	(16,564,667)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	96,640,747	19,158,117	8,921,624	22,669,776	18,343,864	67,590,960

Cost of shares redeemed	(37,264,347)	(25,838,928)	(3,645,545)	(23,212,075)	(21,099,564)	(180,841,245)
Net increase (decrease) in net assets resulting from capital share transactions	59,376,400	(6,680,811)	5,276,079	(542,299)	(2,755,700)	(113,250,285)
Net Increase (Decrease) in Net Assets	81,761,955	(35,407,479)	38,399,324	(75,729,936)	44,094,644	(285,180,080)
NET ASSETS:

Beginning of period	$21,558,988	$56,966,467	$78,928,444	$154,658,380	$105,304,989	$390,485,069

End of period	$103,320,943	$21,558,988	$117,327,768	$78,928,444	$149,399,633	$105,304,989
Undistributed net investment income included in net assets at end of period	$103,310	$181,506	$102,735	$431,313	$63,721	$108,563
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	700,000	900,000	2,500,000	2,500,000	3,700,000	6,100,000

Shares created	2,200,000	300,000	200,000	500,000	450,000	1,100,000

Shares redeemed	(1,000,000)	(500,000)	(100,000)	(500,000)	(600,000)	(3,500,000)
Shares outstanding, end of period	1,900,000	700,000	2,600,000	2,500,000	3,550,000	3,700,000
[1]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	81

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Funds

	WisdomTree International MidCap Dividend Fund		WisdomTree International SmallCap Dividend Fund		WisdomTree Emerging Markets Equity Income Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,541,684	$5,930,107	$6,054,918	$15,980,484	$7,979,888	$9,330,409

Net realized loss on investments and foreign currency related transactions	(31,372,228)	(46,740,889)	(96,173,795)	(112,005,258)	(26,173,767)	(18,274,116)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	73,441,900	(59,916,972)	231,037,335	(157,302,313)	128,679,097	(83,998,031)
Net increase (decrease) in net assets resulting from operations	44,611,356	(100,727,754)	140,918,458	(253,327,087)	110,485,218	(92,941,738)
DIVIDENDS:

Net investment income	(2,806,904)	(6,683,004)	(6,732,434)	(17,493,804)	(8,849,513)	(9,437,988)
Total dividends	(2,806,904)	(6,683,004)	(6,732,434)	(17,493,804)	(8,849,513)	(9,437,988)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,660,067	40,945,171	11,474,707	97,916,304	96,830,457	137,978,782

Cost of shares redeemed	(11,264,602)	(64,304,797)	—	(65,549,182)	(19,323,942)	(24,057,509)
Net increase (decrease) in net assets resulting from capital share transactions	(1,604,535)	(23,359,626)	11,474,707	32,367,122	77,506,515	113,921,273
Net Increase (Decrease) in Net Assets	40,199,917	(130,770,384)	145,660,731	(238,453,769)	179,142,220	11,541,547
NET ASSETS:

Beginning of period	$88,333,590	$219,103,974	$244,306,773	$482,760,542	$177,354,839	$165,813,292

End of period	$128,533,507	$88,333,590	$389,967,504	$244,306,773	$356,497,059	$177,354,839
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$123,904	$389,124	$965,111	$1,642,627	$(83,418)	$786,207
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,800,000	3,500,000	8,400,000	7,900,000	5,700,000	3,200,002

Shares created	200,000	700,000	300,000	1,800,000	2,400,000	3,000,000

Shares redeemed	(300,000)	(1,400,000)	—	(1,300,000)	(500,000)	(500,002)
Shares outstanding, end of period	2,700,000	2,800,000	8,700,000	8,400,000	7,600,000	5,700,000

See Notes to Financial Statements.

82	WisdomTree International Dividend Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Funds

	WisdomTree Emerging Markets SmallCap Dividend Fund		WisdomTree Middle East Dividend Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Period July 16, 2008* through March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,816,036	$2,759,319	$192,220	$235,712

Net realized loss on investments and foreign currency related transactions	(8,586,837)	(10,501,006)	(4,926,770)	(3,081,850)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	52,193,863	(23,540,489)	7,284,936	(6,568,200)
Net increase (decrease) in net assets resulting from operations	46,423,062	(31,282,176)	2,550,386	(9,414,338)
DIVIDENDS:

Net investment income	(2,862,762)	(2,648,831)	(371,019)	—
Total dividends	(2,862,762)	(2,648,831)	(371,019)	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	130,597,569	44,020,889	4,140,315	20,350,628

Cost of shares redeemed	(22,624,786)	(11,125,217)	(2,654,393)	(3,657,697)
Net increase in net assets resulting from capital share transactions	107,972,783	32,895,672	1,485,922	16,692,931
Net Increase (Decrease) in Net Assets	151,533,083	(1,035,335)	3,665,289	7,278,593
NET ASSETS:

Beginning of period	$51,706,179	$52,741,514	$7,278,593	$—

End of period	$203,239,262	$51,706,179	$10,943,882	$7,278,593
Undistributed net investment income included in net assets at end of period	$104,936	$151,662	$8,549	$187,348
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	2,100,000	1,200,002	600,004	—

Shares created	3,700,000	1,300,000	300,000	900,004

Shares redeemed	(700,000)	(400,002)	(200,004)	(300,000)
Shares outstanding, end of period	5,100,000	2,100,000	700,000	600,004
*	Commencement of investment operations.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	83

Financial Highlights

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree DEFA Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$32.00	$63.02	$64.15	$49.94
Investment operations:
Net investment income[2]	1.69	1.89	1.70	0.86
Net realized and unrealized gain (loss)	13.91	(31.04)	(1.92)	13.58
Total from investment operations	15.60	(29.15)	(0.22)	14.44
Dividends and distributions to shareholders:
Net investment income	(1.44)	(1.87)	(0.91)	(0.21)
Capital gains	—	—	(0.00)[3]	(0.02)
Total dividends and distributions to shareholders	(1.44)	(1.87)	(0.91)	(0.23)
Net asset value, end of period	$46.16	$32.00	$63.02	$64.15

TOTAL RETURN[4]	49.34%	(46.61)%	(0.44)%	28.94%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$422,398	$302,385	$425,386	$128,303
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.21%[5]	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.51%[5]
Net investment income	8.42%[5]	4.01%	2.54%	1.97%[5]
Portfolio turnover rate[6]	101%	30%	10%	11%

WisdomTree DEFA Equity Income Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$28.43	$60.10	$63.62	$49.77
Investment operations:
Net investment income[2]	1.12	2.45	2.20	1.19
Net realized and unrealized gain (loss)	14.07	(31.09)	(3.78)	12.94
Total from investment operations	15.19	(28.64)	(1.58)	14.13
Dividends to shareholders:
Net investment income	(1.11)	(3.03)	(1.94)	(0.28)
Total dividends to shareholders	(1.11)	(3.03)	(1.94)	(0.28)
Net asset value, end of period	$42.51	$28.43	$60.10	$63.62

TOTAL RETURN[4]	54.31%	(48.27)%	(2.72)%	28.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$155,158	$88,123	$240,408	$184,498
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.61%[5]
Net investment income	6.18%[5]	5.27%	3.32%	2.71%[5]
Portfolio turnover rate[6]	38%	40%	16%	19%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

84	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe Total Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$29.67	$62.00	$63.64	$49.95
Investment operations:
Net investment income[2]	0.47	2.15	1.71	0.73
Net realized and unrealized gain (loss)	14.33	(32.00)	(1.88)	13.17
Total from investment operations	14.80	(29.85)	(0.17)	13.90
Dividends and distributions to shareholders:
Net investment income	(1.10)	(2.48)	(1.47)	(0.21)
Capital gains	—	—	—	(0.00)[3]
Total dividends and distributions to shareholders	(1.10)	(2.48)	(1.47)	(0.21)
Net asset value, end of period	$43.37	$29.67	$62.00	$63.64

TOTAL RETURN[4]	50.79%	(48.70)%	(0.43)%	27.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$331,778	$14,834	$43,399	$38,185
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.48%[5]
Expenses, prior to expense reimbursements/waivers	0.48%[5]	0.48%	0.48%	0.58%[5]
Net investment income	2.51%[5]	4.49%	2.55%	1.71%[5]
Portfolio turnover rate[6]	5%	35%	15%	24%

WisdomTree Global Equity Income Fund	For the Six Months Ended September 30, 2009[a] (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$26.84	$58.90	$63.15	$49.83
Investment operations:
Net investment income[2]	1.70	2.32	2.16	1.09
Net realized and unrealized gain (loss)	13.09	(31.66)	(4.38)	12.55
Total from investment operations	14.79	(29.34)	(2.22)	13.64
Dividends and distributions to shareholders:
Net investment income	(1.49)	(2.72)	(2.03)	(0.32)
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(1.49)	(2.72)	(2.03)	(0.32)
Net asset value, end of period	$40.14	$26.84	$58.90	$63.15

TOTAL RETURN[4]	56.02%	(50.56)%	(3.76)%	27.39%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,129	$18,787	$47,122	$50,520
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.27%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements/waivers	0.58%[5]	0.58%	0.58%	0.65%[5]
Net investment income	9.98%[5]	5.16%	3.32%	2.44%[5]
Portfolio turnover rate[6]	96%	47%	21%	24%

[a]

This information reflects the investment objective and strategy of the WisdomTree Europe Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree Global Equity Income Fund thereafter.

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	85

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Europe SmallCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$22.44	$58.47	$70.15	$50.42
Investment operations:
Net investment income[2]	0.76	2.50	2.32	1.31
Net realized and unrealized gain (loss)	14.46	(35.53)	(9.78)	18.89
Total from investment operations	15.22	(33.03)	(7.46)	20.20
Dividends to shareholders:
Net investment income	(0.93)	(3.00)	(4.22)	(0.47)
Total dividends to shareholders	(0.93)	(3.00)	(4.22)	(0.47)
Net asset value, end of period	$36.73	$22.44	$58.47	$70.15

TOTAL RETURN[3]	68.88%	(56.75)%	(10.72)%	40.14%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$25,714	$13,467	$46,778	$147,316
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.62%[4]
Net investment income	5.10%[4]	6.03%	3.33%	2.99%[4]
Portfolio turnover rate[5]	59%	63%	22%	47%

WisdomTree Japan Total Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$32.02	$48.34	$57.00	$50.32
Investment operations:
Net investment income[2]	0.49	0.57	0.64	0.56
Net realized and unrealized gain (loss)	8.67	(16.09)	(8.82)	6.33
Total from investment operations	9.16	(15.52)	(8.18)	6.89
Dividends to shareholders:
Net investment income	(0.34)	(0.80)	(0.48)	(0.21)
Total dividends to shareholders	(0.34)	(0.80)	(0.48)	(0.21)
Net asset value, end of period	$40.84	$32.02	$48.34	$57.00

TOTAL RETURN[3]	28.68%	(32.36)%	(14.39)%	13.71%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$87,803	$19,212	$29,004	$51,301
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[4]	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%[4]	0.48%	0.48%	0.54%[4]
Net investment income	2.48%[4]	1.38%	1.17%	1.40%[4]
Portfolio turnover rate[5]	13%	11%	1%	6%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

86	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree World ex-U.S. Growth Fund	For the Six Months Ended September 30, 2009[a] (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$35.41	$49.59	$59.42	$50.14
Investment operations:
Net investment income[2]	0.38	0.75	0.65	1.18
Net realized and unrealized gain (loss)	10.48	(13.89)	(9.50)	8.44
Total from investment operations	10.86	(13.14)	(8.85)	9.62
Dividends to shareholders:
Net investment income	(1.17)	(1.04)	(0.98)	(0.34)
Total dividends to shareholders	(1.17)	(1.04)	(0.98)	(0.34)
Net asset value, end of period	$45.10	$35.41	$49.59	$59.42

TOTAL RETURN[3]	30.92%	(26.84)%	(14.96)%	19.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,040	$21,245	$29,754	$95,069
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%	0.64%[4]
Net investment income	1.84%[4]	1.70%	1.18%	3.00%[4]
Portfolio turnover rate[5]	125%	47%	1%	6%

WisdomTree Japan SmallCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$31.47	$44.29	$52.33	$50.69
Investment operations:
Net investment income[2]	0.30	0.64	0.69	0.95
Net realized and unrealized gain (loss)	10.40	(12.97)	(8.12)	0.74
Total from investment operations	10.70	(12.33)	(7.43)	1.69
Dividends to shareholders:
Net investment income	(0.39)	(0.49)	(0.61)	(0.05)
Total dividends to shareholders	(0.39)	(0.49)	(0.61)	(0.05)
Net asset value, end of period	$41.78	$31.47	$44.29	$52.33

TOTAL RETURN[3]	34.14%	(27.98)%	(14.23)%	3.34%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,060	$66,078	$75,300	$99,419
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.64%[4]
Net investment income	1.61%[4]	1.68%	1.44%	2.75%[4]
Portfolio turnover rate[5]	45%	16%	3%	25%

[a]

This information reflects the investment objective and strategy of the WisdomTree Japan Equity Income Fund through June 19, 2009 and the investment objective and strategy of the WisdomTree World ex-U.S. Growth Fund thereafter.

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	87

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Pacific ex-Japan Total Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$37.09	$73.00	$67.57	$49.71
Investment operations:
Net investment income[2]	1.13	2.86	2.69	1.40
Net realized and unrealized gain (loss)	21.00	(34.08)	4.61	16.85
Total from investment operations	22.13	(31.22)	7.30	18.25
Dividends to shareholders:
Net investment income	(1.00)	(4.69)	(1.87)	(0.39)
Total dividends to shareholders	(1.00)	(4.69)	(1.87)	(0.39)
Net asset value, end of period	$58.22	$37.09	$73.00	$67.57

TOTAL RETURN[3]	60.19%	(42.77)%	(10.58)%	36.80%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$151,370	$37,086	$146,008	$74,329
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.48%[4]	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements	0.48%[4]	0.48%	0.48%	0.54%[4]
Net investment income	4.72%[4]	4.76%	3.42%	3.31%[4]
Portfolio turnover rate[5]	18%	31%	12%	21%

WisdomTree Pacific ex-Japan Equity Income Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$30.80	$63.30	$67.08	$49.02
Investment operations:
Net investment income[2]	1.10	3.00	3.24	2.18
Net realized and unrealized gain (loss)	23.41	(31.22)	(3.40)	16.40
Total from investment operations	24.51	(28.22)	(0.16)	18.58
Dividends and distributions to shareholders:
Net investment income	(0.93)	(4.28)	(3.48)	(0.52)
Capital gains	—	—	(0.14)	—
Total dividends and distributions to shareholders	(0.93)	(4.28)	(3.62)	(0.52)
Net asset value, end of period	$54.38	$30.80	$63.30	$67.08

TOTAL RETURN[3]	80.41%	(44.42)%	(0.69)%	38.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$103,321	$21,559	$56,966	$87,205
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.63%[4]
Net investment income	5.26%[4]	6.25%	4.42%	5.11%[4]
Portfolio turnover rate[5]	41%	55%	16%	7%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

88	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International LargeCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$31.57	$61.86	$62.55	$49.86
Investment operations:
Net investment income[2]	1.06	2.11	1.80	0.85
Net realized and unrealized gain (loss)	13.71	(29.98)	(1.11)	12.14
Total from investment operations	14.77	(27.87)	0.69	12.99
Dividends to shareholders:
Net investment income	(1.21)	(2.42)	(1.38)	(0.30)
Total dividends to shareholders	(1.21)	(2.42)	(1.38)	(0.30)
Net asset value, end of period	$45.13	$31.57	$61.86	$62.55

TOTAL RETURN[3]	47.46%	(45.57)%	0.93%	26.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$117,328	$78,928	$154,658	$87,569
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.48%[4]
Expenses, prior to expense reimbursements/waivers	0.48%[4]	0.48%	0.48%	0.52%[4]
Net investment income	5.46%[4]	4.38%	2.69%	1.99%[4]
Portfolio turnover rate[5]	29%	30%	15%	8%

WisdomTree International Dividend ex-Financials Fund	For the Six Months Ended September 30, 2009[a] (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$28.46	$64.01	$66.37	$49.77
Investment operations:
Net investment income[2]	1.22	2.93	2.29	1.03
Net realized and unrealized gain (loss)	13.64	(34.43)	(2.86)	15.80
Total from investment operations	14.86	(31.50)	(0.57)	16.83
Dividends and distributions to shareholders:
Net investment income	(1.24)	(4.05)	(1.79)	(0.22)
Capital gains	—	—	—	(0.01)
Total dividends and distributions to shareholders	(1.24)	(4.05)	(1.79)	(0.23)
Net asset value, end of period	$42.08	$28.46	$64.01	$66.37

TOTAL RETURN[3]	53.08%	(49.95)%	(1.05)%	33.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$149,400	$105,305	$390,485	$278,743
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.60%[4]
Net investment income	6.82%[4]	5.90%	3.28%	2.30%[4]
Portfolio turnover rate[5]	77%	55%	24%	8%

[a]

This information reflects the investment objective and strategy of the WisdomTree International Dividend Top 100 Fund through May 8, 2009 and the investment objective and strategy of the WisdomTree International Dividend ex-Financials Fund thereafter.

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	89

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International MidCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$31.55	$62.60	$67.56	$50.13
Investment operations:
Net investment income[2]	0.97	1.82	1.92	1.08
Net realized and unrealized gain (loss)	16.20	(30.64)	(4.95)	16.73
Total from investment operations	17.17	(28.82)	(3.03)	17.81
Dividends and distributions to shareholders:
Net investment income	(1.11)	(2.23)	(1.81)	(0.38)
Capital gains	—	—	(0.12)	—
Total dividends and distributions to shareholders	(1.11)	(2.23)	(1.93)	(0.38)
Net asset value, end of period	$47.61	$31.55	$62.60	$67.56

TOTAL RETURN[3]	55.16%	(46.43)%	(4.61)%	35.57%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$128,534	$88,334	$219,104	$168,889
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.61%[4]
Net investment income	4.88%[4]	3.80%	2.76%	2.53%[4]
Portfolio turnover rate[5]	47%	32%	18%	44%

WisdomTree International SmallCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period June 16, 2006[1] through March 31, 2007
Net asset value, beginning of period	$29.08	$61.11	$67.80	$50.35
Investment operations:
Net investment income[2]	0.71	1.91	1.86	1.43
Net realized and unrealized gain (loss)	15.82	(31.83)	(7.08)	16.28
Total from investment operations	16.53	(29.92)	(5.22)	17.71
Dividends and distributions to shareholders:
Net investment income	(0.79)	(2.11)	(1.41)	(0.26)
Capital gains	—	—	(0.06)	—
Total dividends and distributions to shareholders	(0.79)	(2.11)	(1.47)	(0.26)
Net asset value, end of period	$44.82	$29.08	$61.11	$67.80

TOTAL RETURN[3]	57.38%	(49.23)%	(7.79)%	35.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$389,968	$244,307	$482,761	$298,315
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements/waivers	0.58%[4]	0.58%	0.58%	0.60%[4]
Net investment income	3.77%[4]	4.31%	2.71%	3.33%[4]
Portfolio turnover rate[5]	62%	43%	17%	39%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

90	WisdomTree International Dividend Funds

Financial Highlights (continued)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Equity Income Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Period July 13, 2007[1] through March 31, 2008
Net asset value, beginning of period	$31.11	$51.82	$50.68
Investment operations:
Net investment income[2]	1.20	2.01	1.12
Net realized and unrealized gain (loss)	15.84	(20.76)	0.51
Total from investment operations	17.04	(18.75)	1.63
Dividends to shareholders:
Net investment income	(1.24)	(1.96)	(0.49)
Total dividends to shareholders	(1.24)	(1.96)	(0.49)
Net asset value, end of period	$46.91	$31.11	$51.82

TOTAL RETURN[3]	55.27%	(36.21)%	3.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$356,497	$177,355	$165,813
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%	0.63%[4]
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%[4]
Net investment income	5.92%[4]	4.96%	3.18%[4]
Portfolio turnover rate[5]	55%	67%	3%

WisdomTree Emerging Markets SmallCap Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Period October 30, 2007[1] through March 31, 2008
Net asset value, beginning of period	$24.62	$43.95	$51.50
Investment operations:
Net investment income[2]	0.86	1.56	0.37
Net realized and unrealized gain (loss)	15.08	(19.57)	(7.87)
Total from investment operations	15.94	(18.01)	(7.50)
Dividends to shareholders:
Net investment income	(0.71)	(1.32)	(0.05)
Total dividends to shareholders	(0.71)	(1.32)	(0.05)
Net asset value, end of period	$39.85	$24.62	$43.95

TOTAL RETURN[3]	65.11%	(40.81)%	(14.57)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$203,239	$51,706	$52,742
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.63%[4]	0.63%	0.63%[4]
Expenses, prior to expense reimbursements/waivers	0.63%[4]	0.63%	0.63%[4]
Net investment income	4.95%[4]	4.98%	1.99%[4]
Portfolio turnover rate[5]	50%	64%	6%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Funds	91

Financial Highlights (concluded)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Middle East Dividend Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Period July 16, 2008[1] through March 31, 2009
Net asset value, beginning of period	$12.13	$24.59
Investment operations:
Net investment income[2]	0.29	0.32
Net realized and unrealized gain (loss)	3.83	(12.78)
Total from investment operations	4.12	(12.46)
Dividends to shareholders:
Net investment income	(0.62)	—
Total dividends to shareholders	(0.62)	—
Net asset value, end of period	$15.63	$12.13

TOTAL RETURN[3]	34.44%	(50.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$10,944	$7,279
Ratio to average net assets of:
Expenses, net of expense reimbursements/waivers	0.88%[4]	0.88%[4]
Expenses, prior to expense reimbursements/waivers	1.38%[4]	1.49%[4]
Net investment income	4.22%[4]	2.86%[4]
Portfolio turnover rate[5]	90%	26%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

92	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2009, the Trust offered 51 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein, commenced operations on June 16, 2006, with the exception of WisdomTree Emerging Markets Equity Income Fund, WisdomTree Emerging Markets SmallCap Dividend Fund and WisdomTree Middle East Dividend Fund, which commenced operations on July 13, 2007, October 30, 2007 and July 16, 2008, respectively.

These financial statements relate only to the WisdomTree DEFA Fund (“DEFA Fund”), WisdomTree DEFA Equity Income Fund (“DEFA Equity Income Fund”), WisdomTree Europe Total Dividend Fund (“Europe Total Dividend Fund”), WisdomTree Global Equity Income Fund, formerly WisdomTree Europe Equity Income Fund (“Global Equity Income Fund”), WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”), WisdomTree Japan Total Dividend Fund (“Japan Total Dividend Fund”), WisdomTree World ex-U.S. Growth Fund, formerly WisdomTree Japan Equity Income Fund (“World ex-U.S. Growth Fund”), WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”), WisdomTree Pacific ex-Japan Total Dividend Fund (“Pacific ex-Japan Total Dividend Fund”), WisdomTree Pacific ex-Japan Equity Income Fund (“Pacific ex-Japan Equity Income Fund”), WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”), WisdomTree International Dividend ex-Financials Fund, formerly the WisdomTree International Dividend Top 100 Fund (“International Dividend ex-Financials Fund”), WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”), WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”), WisdomTree Emerging Markets Equity Income Fund (“Emerging Markets Equity Income Fund”), WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”), and WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”), together the “International Dividend Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“WisdomTree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Boards (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates —The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

WisdomTree International Dividend Funds	93

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing each Fund’s assets carried at fair value:

DEFA Fund	Level 1	Level 2	Level 3
Investments in Securities
Money Market Fund	$—	$356,003	$—
Affiliated Funds	421,945,330	—	—
Total	$421,945,330	$356,003	$—

DEFA Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$154,933,934	$—	$—
Warrants	—	3,159	—
Money Market Fund	—	7,138,625	—
Total	$154,933,934	$7,141,784	$—

Europe Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$331,421,629	$—	$—
Rights	37,936	—	—
Warrants	—	6,623	—
Money Market Fund	—	2,027,018	—
Total	$331,459,565	$2,033,641	$—

Global Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,066,725	$—	$—
Money Market Fund	—	—	—
Affiliated Funds	35,979,477	—	—
Total	$38,046,202	$—	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$25,601,388	$—	$—
Rights	15,638	—	—
Money Market Fund	—	941,008	—
Total	$25,617,026	$941,008	$—

94	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$87,140,866	$—	$—
Money Market Fund	—	867,008	—
Total	$87,140,866	$867,008	$—

World ex-U.S. Growth Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$17,976,029	$—	$—
Money Market Fund	—	61,001	—
Total	$17,976,029	$61,001	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$118,227,765	$—	$—
Money Market Fund	—	4,366,213	—
Total	$118,227,765	$4,366,213	$—

Pacific ex-Japan Total Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$151,267,672	$—	$—
Money Market Fund	—	1,035,772	—
Total	$151,267,672	$1,035,772	$—

Pacific ex-Japan Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$102,482,313	$9,742	$—
Money Market Fund	—	5,454,016	—
Total	$102,482,313	$5,463,758	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$116,717,489	$—	$—
Rights	14,613	—	—
Warrants	—	3,409	—
Money Market Fund	—	3,636,032	—
Total	$116,732,102	$3,639,441	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$148,662,359	$—	$—
Money Market Fund	—	3,379,673	—
Total	$148,662,359	$3,379,673	$—

WisdomTree International Dividend Funds	95

Notes to Financial Statements (unaudited) (continued)

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$128,133,422	$—	$—
Money Market Fund	—	4,394,039	—
Total	$128,133,422	$4,394,039	$—

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$386,645,595	$41,832	$—
Rights	—	—	—
Money Market Fund	—	26,544,234	—
Total	$386,645,595	$26,586,066	$—

Emerging Markets Equity Income Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$354,608,451	$—	$—
Warrants	—	4,450	—
Money Market Fund	—	1,670,015	—
Total	$354,608,451	$1,674,465	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$200,563,087	$—	$—
Warrants	—	5,181	—
Money Market Fund	—	584,005	—
Affiliated Funds	1,623,032	—	—
Total	$202,186,119	$589,186	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$10,831,187	$—	$—
Money Market Fund	—	51,177	—
Total	$10,831,187	$51,177	$—

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

DEFA Fund	Common Stocks
Balance as of April 1, 2009	$90,390
Realized gain (loss)	(167,100)
Change in unrealized appreciation (depreciation)	76,710
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

96	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited) (continued)

DEFA Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$83,193
Realized gain (loss)	(388,598)
Change in unrealized appreciation (depreciation)	305,405
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

Europe Total Dividend Fund	Common Stocks
Balance as of April 1, 2009	$3,898
Realized gain (loss)	(30,114)
Change in unrealized appreciation (depreciation)	26,216
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

Global Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$12,272
Realized gain (loss)	(98,453)
Change in unrealized appreciation (depreciation)	86,181
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

Europe SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$34,069
Realized gain (loss)	(354,790)
Change in unrealized appreciation (depreciation)	320,721
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

Pacific ex-Japan Total Dividend Fund	Common Stocks
Balance as of April 1, 2009	$102,910
Realized gain (loss)	79,752
Change in unrealized appreciation (depreciation)	(173,857)
Net purchases (sales)	—
Transfers in and/or out of Level 3	(8,805)
Balance as of September 30, 2009	$—

Pacific ex-Japan Equity Income Fund	Common Stocks
Balance as of April 1, 2009	$82,865
Realized gain (loss)	(160,936)
Change in unrealized appreciation (depreciation)	78,071
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

International MidCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$55,963
Realized gain (loss)	(41,923)
Change in unrealized appreciation (depreciation)	(14,040)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

WisdomTree International Dividend Funds	97

Notes to Financial Statements (unaudited) (continued)

International SmallCap Dividend Fund	Common Stocks
Balance as of April 1, 2009	$1,207,451
Realized gain (loss)	(4,781,120)
Change in unrealized appreciation (depreciation)	3,666,313
Net purchases (sales)	—
Transfers in and/or out of Level 3	(92,644)
Balance as of September 30, 2009	$—

Middle East Dividend Fund	Common Stocks
Balance as of April 1, 2009	$147,943
Realized gain (loss)	(126,185)
Change in unrealized appreciation (depreciation)	30,615
Net purchases (sales)	(52,373)
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the six months ended September 30, 2009.

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management, Inc. (“WTAM”) has agreed to pay all expenses of the Funds (other than the Middle East Dividend Fund), except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund, of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $180,782 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six month period ended September 30, 2009. Expenses in excess of 0.0044% were paid by WTAM.

The DEFA Fund and Global Equity Fund operate as “Fund of Funds”. Each Fund has entered into an agreement with WTAM whereby WTAM waives a portion of its management fees equal to the management fees paid by each Underlying Fund for so long as the Fund invests in the Underlying Funds. Underlying Fund Fees reflect fees that are not directly paid by the Fund of Funds but are indirectly incurred as a result of investment in shares of the Underlying Funds. This amount is based on each Fund’s allocation to its Underlying Funds for the current fiscal year.

Starting August 20, 2009, the Emerging Markets SmallCap Fund held shares of the India Earnings Fund. For the period ending September 30, 2009, Emerging Markets SmallCap Fund waived an amount based on the Fund’s allocation to Underlying Fund for the current fiscal year.

98	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. Dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured.

The following forward currency exchange contracts were open at September 30, 2009:

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
DEFA Fund
	10/01/09	GBP	47,395	USD	75,500	$(301)
	10/01/09	CHF	37,905	USD	36,500	(30)
	10/01/09	EUR	10,995	USD	16,000	(71)
	10/01/09	JPY	2,076,210	USD	23,000	(189)
						$(591)
DEFA Equity Income Fund
	10/02/09	USD	9,375	EUR	6,414	$—
	10/05/09	USD	21,148	CHF	21,944	—
	10/05/09	USD	415,704	EUR	284,397	—
	10/05/09	USD	35,520	GBP	22,210	—
	10/05/09	USD	56,835	HKD	440,475	—
	10/05/09	USD	334,833	SGD	471,804	(8)
	10/05/09	EUR	203,716	USD	297,771	1
	10/06/09	USD	146,621	AUD	166,181	(30)
						$(37)
Europe Total Dividend Fund
	10/01/09	EUR	179,357	USD	261,000	$(1,166)
	10/01/09	GBP	131,199	USD	209,000	(833)
	10/02/09	USD	175,497	EUR	120,064	—
	10/05/09	USD	86,011	CHF	89,248	1
	10/05/09	USD	670,813	EUR	458,927	(2)
	10/05/09	USD	90,624	GBP	56,664	(1)
	10/05/09	USD	17,918	NOK	103,972	(1)
	10/05/09	EUR	486,013	USD	710,404	—
						$(2,002)
Europe SmallCap Dividend Fund
	10/01/09	SEK	35,167	USD	5,000	(29)
	10/01/09	GBP	9,605	USD	15,300	(61)
	10/02/09	EUR	685	USD	996	(5)
	10/02/09	EUR	3,627	USD	5,302	—
						$(95)
Japan Total Dividend Fund
	10/01/09	JPY	4,964,850	USD	55,000	$(452)

WisdomTree International Dividend Funds	99

Notes to Financial Statements (unaudited) (continued)

Fund Name	Settlement Date		Contracts To Deliver		In Exchange For	Unrealized Gain (Loss)
World ex-U.S. Growth Fund
	10/01/09	AUD	3,904	USD	3,400	$(46)
	10/01/09	EUR	9,621	USD	14,000	(62)
	10/01/09	JPY	1,110,321	USD	12,300	(101)
	10/01/09	GBP	20,088	USD	32,000	(128)
	10/01/09	ZAR	138,797	USD	18,700	383
						$46
Japan SmallCap Dividend Fund
	10/01/09	JPY	29,337,750	USD	325,000	$(2,668)
	10/05/09	USD	533,202	JPY	47,739,180	6
						$(2,662)
Pacific ex-Japan Total Dividend Fund
	10/05/09	USD	569,895	HKD	4,416,713	$18
	10/05/09	USD	334,776	SGD	471,724	(8)
	10/06/09	USD	887,844	AUD	1,006,284	(181)
						$(171)
International LargeCap Dividend Fund
	10/01/09	AUD	56,844	USD	49,500	$(668)
	10/01/09	GBP	38,293	USD	61,000	(243)
	10/01/09	EUR	41,231	USD	60,000	(268)
						$(1,179)
International Dividend ex-Financials Fund
	10/01/09	EUR	68,719	USD	100,000	$(447)
International MidCap Dividend Fund
	10/01/09	GBP	191,463	USD	305,000	$(1,216)
	10/01/09	AUD	80,386	USD	70,000	(944)
	10/05/09	USD	481,249	EUR	329,239	(2)
	10/05/09	USD	182,863	GBP	114,337	(2)
	10/05/09	USD	87,276	NOK	506,443	(6)
	10/05/09	USD	80,445	SEK	562,531	1
	10/05/09	USD	60,321	SGD	84,996	(1)
	10/05/09	EUR	491,470	USD	718,382	2
	10/06/09	USD	55,082	AUD	62,430	(11)
						$(2,179)
International SmallCap Dividend Fund
	10/01/09	GBP	75,330	USD	120,000	$(478)
	10/01/09	JPY	31,594,500	USD	350,000	(2,873)
	10/02/09	EUR	4,576	USD	6,655	(34)
	10/02/09	EUR	24,247	USD	35,443	—
						$(3,385)
Emerging Market Equity Income Fund
	10/01/09	USD	265,663	MYR	925,835	$1,842
	10/01/09	USD	97,221	PLN	278,762	(1,043)
						$799

Currency Legend: AUD – Australian dollar CHF – Swiss franc EUR – Euro GBP – British pound HKD – Hong Kong dollar JPY – Japanese yen MYR – Malaysian ringgit	NOK – Norwegian krone PLN – Polish zloty SEK – Swedish krona SGD – Singapore dollar USD – U.S. dollar ZAR – South African rand

100	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned), as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSCTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds (other than the Middle East Dividend Fund), except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. WTAM has agreed to limit net annual operating expenses for the Middle East Dividend Fund to 0.88%. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
DEFA Fund	0.48%
DEFA Equity Income Fund	0.58%
Europe Total Dividend Fund	0.48%
Global Equity Income Fund	0.58%
Europe SmallCap Dividend Fund	0.58%
Japan Total Dividend Fund	0.48%
World ex-U.S. Growth Fund	0.58%

WisdomTree International Dividend Funds	101

Notes to Financial Statements (unaudited) (continued)

Fund	Fee Rate
Japan SmallCap Dividend Fund	0.58%
Pacific ex-Japan Total Dividend Fund	0.48%
Pacific ex-Japan Equity Income Fund	0.58%
International LargeCap Dividend Fund	0.48%
International Dividend ex-Financials Fund	0.58%
International MidCap Dividend Fund	0.58%
International SmallCap Dividend Fund	0.58%
Emerging Markets Equity Income Fund	0.63%
Emerging Markets SmallCap Dividend Fund	0.63%
Middle East Dividend Fund	0.68%

Each Fund may purchase shares of an affiliated exchange traded fund (s) in secondary market transactions. For the six months ended September 30, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2009, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consist of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. The Middle East Dividend Fund issues and redeems shares on a cash basis only. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales
DEFA Fund	$371,054,139	$363,224,306
DEFA Equity Income Fund	47,198,967	45,682,151
Europe Total Dividend Fund	8,261,434	8,911,105
Global Equity Income Fund	26,157,835	25,435,955
Europe SmallCap Dividend Fund	10,859,085	10,952,655
Japan Total Dividend Fund	6,910,799	6,824,543
World ex-U.S. Growth Fund	24,714,575	25,845,494
Japan SmallCap Dividend Fund	36,332,435	35,665,597
Pacific ex-Japan Total Dividend Fund	17,036,086	15,807,335
Pacific ex-Japan Equity Income Fund	18,095,389	17,724,656
International LargeCap Dividend Fund	28,767,111	27,966,659
International Dividend ex-Financials Fund	96,505,483	96,604,785
International MidCap Dividends Fund	49,976,260	49,294,432
International SmallCap Dividend Fund	196,307,951	195,772,220
Emerging Markets Equity Income Fund	193,732,593	146,577,029
Emerging Markets SmallCap Dividend Fund	117,512,390	56,024,439
Middle East Dividend Fund	8,635,780	7,804,096

For the six months ended September 30, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
DEFA Fund	$10,905,829	$20,495,760
DEFA Equity Income Fund	19,694,707	—
Europe Total Dividend Fund	258,421,743	1,822

102	WisdomTree International Dividend Funds

Notes to Financial Statements (unaudited) (continued)

Fund	Purchases	Redemptions
Global Equity Income Fund	$9,487,997	$—
Europe SmallCap Dividend Fund	3,696,768	—
Japan Total Dividend Fund	82,704,746	23,226,749
World ex-U.S. Growth Fund	—	6,742,035
Japan SmallCap Dividend Fund	39,634,836	7,098,616
Pacific ex-Japan Total Dividend Fund	79,192,745	—
Pacific ex-Japan Equity Income Fund	95,717,737	37,042,012
International LargeCap Dividend Fund	8,879,552	3,593,488
International Dividend ex-Financials Fund	18,310,051	20,536,471
International MidCap Dividend Fund	9,640,725	11,109,477
International SmallCap Dividend Fund	11,416,096	—
Emerging Markets Equity Income Fund	39,658,678	7,924,534
Emerging Markets SmallCap Dividend Fund	56,859,724	10,086,013
Middle East Dividend Fund	—	—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

6. FEDERAL INCOME TAXES

At September 30, 2009, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
DEFA Fund	$361,035,001	$61,266,332	$—	$61,266,332
DEFA Equity Income Fund	163,656,465	11,788,644	(13,369,391)	(1,580,747)
Europe Total Dividend Fund	283,724,917	50,683,741	(915,452)	49,768,289
Global Equity Income Fund	32,902,163	5,145,829	(1,790)	5,144,039
Europe SmallCap Dividend Fund	27,125,405	2,234,757	(2,802,128)	(567,371)
Japan Total Dividend Fund	89,322,379	3,773,152	(5,087,657)	(1,314,505)
World ex-U.S. Growth Fund	15,933,906	2,207,959	(104,835)	2,103,124
Japan SmallCap Dividend Fund	125,886,072	5,954,128	(9,246,222)	(3,292,094)
Pacific ex-Japan Total Dividend Fund	140,559,272	15,236,052	(3,491,880)	11,744,172
Pacific ex-Japan Equity Income Fund	101,585,483	8,369,553	(2,008,965)	6,360,588
International LargeCap Dividend Fund	125,775,591	5,487,494	(10,891,542)	(5,404,048)
International Dividend ex-Financials Fund	143,958,956	17,731,530	(9,648,454)	8,083,076
International MidCap Dividend Fund	145,071,061	8,650,388	(21,193,988)	(12,543,600)
International SmallCap Dividend Fund	409,103,900	47,956,179	(43,828,418)	4,127,761
Emerging Markets Equity Income Fund	312,873,369	50,088,979	(6,679,432)	43,409,547
Emerging Markets SmallCap Dividend Fund	177,205,742	27,837,148	(2,267,585)	25,569,563
Middle East Dividend Fund	10,165,714	1,147,802	(431,152)	716,650

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

WisdomTree International Dividend Funds	103

Notes to Financial Statements (unaudited) (concluded)

7. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by WisdomTree Trust (the “Trust”) or an affiliate of the Trust or which are distributed by an affiliate of the Funds’ distributor. Transactions with affiliated companies during the six months ended September 30, 2009 are as follows:

Affiliated Fund Name	Balance of Shares Held 3/31/2009	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 9/30/2009	Value at 9/30/2009	Dividend Income
DEFA Fund
Europe Total Dividend Fund	—	7,146,522	165,463	6,981,059	$302,765,737	$7,147,273
Japan Total Dividend Fund	—	1,299,440	20,949	1,278,491	52,211,910	393,905
Pacific ex-Japan Total Dividend Fund	—	1,178,366	28,098	1,150,268	66,967,683	1,086,130
Total	—	9,624,328	214,510	9,409,818	$421,945,330	$8,627,308
Global Equity Income Fund
DEFA Equity Income Fund	—	528,483	15,507	512,976	$21,806,045	$406,897
Emerging Markets Equity Income Fund	—	100,648	2,861	97,787	4,586,875	97,889
Equity Income Fund	—	295,824	10,677	285,147	9,586,557	112,813
Total	—	924,955	29,045	895,910	$35,979,477	$617,599
Emerging Markets SmallCap Dividend Fund
India Earnings Fund	—	77,177	—	77,177	$1,623,032	$3,244

8. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

104	WisdomTree International Dividend Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330), (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend Funds	105

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree International Dividend ETFs

WisdomTree DEFA Fund

WisdomTree DEFA Equity Income Fund

WisdomTree Europe Total Dividend Fund

WisdomTree Global Equity Income Fund

WisdomTree Europe SmallCap Dividend Fund

WisdomTree Japan Total Dividend Fund

WisdomTree World ex-U.S. Growth Fund

WisdomTree Japan SmallCap Dividend Fund

WisdomTree Pacific ex-Japan Total Dividend Fund

WisdomTree Pacific ex-Japan Equity Income Fund

WisdomTree International LargeCap Dividend Fund

WisdomTree International Dividend ex-Financials Fund

WisdomTree International MidCap Dividend Fund

WisdomTree International SmallCap Dividend Fund

WisdomTree Emerging Markets Equity Income Fund

WisdomTree Emerging Markets SmallCap Dividend Fund

WisdomTree Middle East Dividend Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002176 (11/2010)

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WisdomTree Trust

International Dividend Sector Funds

Semi-Annual Report

For the six-month period ended September 30, 2009

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

“WisdomTree” is a registered mark of WisdomTree Investments, Inc. and is licensed for use by the Trust.

Performance Summary (unaudited)

WisdomTree International Basic Materials Sector Fund (DBN)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BHP Billiton Ltd.	10.9%
BASF SE	10.3%
BHP Billiton PLC	6.7%
Rio Tinto PLC	5.2%
Lafarge S.A.	3.4%
Holcim Ltd.	3.2%
Air Liquide S.A.	3.1%
Rio Tinto Ltd.	2.6%
Antofagasta PLC	2.5%
voestalpine AG	2.2%

*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Basic Materials Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Basic Materials Sector Index.

The WisdomTree International Basic Materials Sector Fund returned 60.25% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Australia contributed most significantly to this performance, with an average weight of 18.27% of the Fund and returns of 65.25% over the period. Contributing least to the Fund’s performance was Denmark, which returned 18.72% over the period, with an average weight of 0.17% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Basic Materials Sector Index	S&P Developed ex-U.S. BMI Materials Sector Index
Six Months[1]	60.25%	58.17%	61.94%	56.91%
One Year	6.53%	4.15%	7.40%	12.14%
Since Inception[2]	3.02%	2.75%	4.02%	-16.13%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	1

Performance Summary (unaudited)

WisdomTree International Communications Sector Fund (DGG)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Telefonica S.A.	7.8%
Vodafone Group PLC	7.0%
France Telecom S.A.	6.8%
Deutsche Telekom AG	6.6%
China Mobile Ltd.	6.1%
Telstra Corp., Ltd.	5.5%
BT Group PLC	4.6%
NTT DoCoMo, Inc.	4.3%
Koninklijke KPN N.V.	4.2%
Nippon Telegraph & Telephone Corp.	4.2%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Communications Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Communications Sector Index.

The WisdomTree International Communications Sector Fund returned 32.74% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 13.55% of the Fund and returns of 42.88% over the period. Contributing least to the Fund’s performance was Hong Kong, which returned 47.43% over the period, with an average weight of 0.03% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Communications Sector Index	S&P Developed ex-U.S. BMI Telecommunication Services Sector Index
Six Months[1]	32.74%	33.13%	32.13%	35.40%
One Year	7.44%	7.55%	6.45%	10.02%
Since Inception[2]	2.27%	2.20%	2.59%	-5.19%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

2	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Vivendi	6.7%
Toyota Motor Corp.	6.0%
Hennes & Mauritz AB Class B	5.0%
Honda Motor Co., Ltd.	4.2%
Inditex S.A.	4.2%
LVMH Moet Hennessy Louis Vuitton S.A.	3.3%
Daimler AG	2.9%
Mitsubishi Corp.	2.6%
PPR	2.5%
Compagnie Financiere Richemont S.A. Class A	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Discretionary Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Discretionary Sector Index.

The WisdomTree International Consumer Discretionary Sector Fund returned 49.34% at net asset value (“NAV”) for the six month period ending on September 30, 2009. France contributed most significantly to this performance, with an average weight of 18.76% of the Fund and returns of 58.60% over the period. Contributing least to the Fund’s performance was Denmark, which returned 14.33% over the period, with an average weight of 0.02% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Consumer Discretionary Sector Index	S&P Developed ex-U.S. BMI Consumer Discretionary Sector Index
Six Months[1]	49.34%	48.62%	49.05%	51.81%
One Year	4.09%	2.93%	3.75%	9.40%
Since Inception[2]	-6.25%	-6.50%	-6.45%	-11.56%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	3

Performance Summary (unaudited)

WisdomTree International Consumer Staples Sector Fund (DPN)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Nestle S.A.	14.0%
British American Tobacco PLC	7.4%
Unilever N.V. CVA	5.1%
Tesco PLC	3.9%
L’Oreal S.A.	3.8%
Diageo PLC	3.7%
Unilever PLC	3.5%
Carrefour S.A.	2.9%
Woolworths Ltd.	2.8%
Imperial Tobacco Group PLC	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Consumer Staples Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Consumer Staples Sector Index.

The WisdomTree International Consumer Staples Sector Fund returned 41.58% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 34.49% of the Fund and returns of 41.37% over the period. Contributing least to the Fund’s performance was Spain, which returned 71.20% over the period, with an average weight of 0.28% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Consumer Staples Sector Index	S&P Developed ex-U.S. BMI Consumer Staples Sector Index
Six Months[1]	41.58%	45.44%	43.08%	41.36%
One Year	6.51%	5.24%	6.95%	7.20%
Since Inception[2]	0.39%	0.32%	0.21%	-7.62%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

4	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Energy Sector Fund (DKA)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
BP PLC	7.9%
TOTAL S.A.	7.1%
ENI SpA	6.6%
Royal Dutch Shell PLC Class A	6.4%
Royal Dutch Shell PLC Class B	5.9%
StatoilHydro ASA	5.9%
Repsol YPF S.A.	4.9%
CNOOC Ltd.	4.9%
Woodside Petroleum Ltd.	4.0%
Fugro N.V. CVA	3.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Energy Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Energy Sector Index.

The WisdomTree International Energy Sector Fund returned 38.77% at net asset value (“NAV”) for the six month period ending on September 30, 2009. The United Kingdom contributed most significantly to this performance, with an average weight of 24.98% of the Fund and returns of 30.82% over the period. Contributing least to the Fund’s performance was New Zealand, which returned 9.82% over the period, with an average weight of 0.16% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Energy Sector Index	S&P Developed ex-U.S. BMI Energy Sector Index
Six Months[1]	38.77%	39.45%	40.59%	43.15%
One Year	5.94%	3.03%	7.28%	7.90%
Since Inception[2]	3.82%	3.54%	4.46%	-7.35%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	5

Performance Summary (unaudited)

WisdomTree International Financial Sector Fund (DRF)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Banco Santander S.A.	8.6%
HSBC Holdings PLC	8.4%
Commonwealth Bank of Australia	4.0%
National Australia Bank Ltd.	3.6%
Banco Bilbao Vizcaya Argentaria S.A.	3.3%
Westpac Banking Corp.	3.2%
Australia & New Zealand Banking Group Ltd.	3.1%
Allianz SE	2.8%
Muenchener Rueckversicherungs AG	2.0%
Zurich Financial Services AG	2.0%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Financial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Financial Sector Index.

The WisdomTree International Financial Sector Fund returned 80.12% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Australia contributed most significantly to this performance, with an average weight of 18.73% of the Fund and returns of 94.16% over the period. Contributing least to the Fund’s performanc was Ireland, which returned 26.88% over the period, with an average weight of 0.09% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Financial Sector Index	S&P Developed ex-U.S. BMI Financial Sector Index
Six Months[1]	80.12%	77.93%	81.21%	78.85%
One Year	0.89%	-3.22%	1.00%	-0.23%
Since Inception[2]	-9.54%	-9.37%	-9.09%	-16.78%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

6	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Health Care Sector Fund (DBR)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Novartis AG	8.8%
GlaxoSmithKline PLC	7.9%
Sanofi-Aventis S.A.	7.7%
Roche Holding AG	7.6%
AstraZeneca PLC	6.4%
Bayer AG	5.2%
Takeda Pharmaceutical Co., Ltd.	4.4%
Novo Nordisk A/S Class B	2.7%
Astellas Pharma, Inc.	2.6%
Daiichi Sankyo Co., Ltd.	2.4%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Health Care Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Health Care Sector Index.

The WisdomTree International Health Care Sector Fund returned 34.60% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Japan contributed most significantly to this performance, with an average weight of 24.245% of the Fund and returns of 33.63% over the period. Contributing least to the Fund’s performance was Singapore, which returned 32.76% over the period, with an average weight of 0.01% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Health Care Sector Index	S&P Developed ex-U.S. BMI Health Care Sector Index
Six Months[1]	34.60%	34.90%	35.29%	34.27%
One Year	6.48%	4.98%	6.83%	4.95%
Since Inception[2]	0.27%	0.22%	0.68%	-2.62%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	7

Performance Summary (unaudited)

WisdomTree International Industrial Sector Fund (DDI)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Siemens AG	4.6%
Wesfarmers Ltd.	2.7%
Deutsche Post AG	2.7%
Cie de Saint-Gobain	2.6%
Schneider Electric S.A.	2.5%
ThyssenKrupp AG	2.3%
Koninklijke Philips Electronics N.V.	2.3%
Vinci S.A.	2.1%
Bouygues S.A.	1.9%
Hutchison Whampoa Ltd.	1.9%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Industrial Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Industrial Sector Index.

The WisdomTree International Industrial Sector returned 59.94% at net asset value (“NAV”) for the six month period ending on September 30, 2009. France contributed most significantly to this performance, with an average weight of 15.66% of the Fund and returns of 64.93% over the period. Contributing least to the Fund’s performance was Ireland, which returned 32.47% over the period, with an average weight of 0.06% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Industrial Sector Index	S&P Developed ex-U.S. BMI Industrial Sector Index
Six Months[1]	59.94%	58.33%	60.96%	55.39%
One Year	7.90%	5.29%	9.00%	7.12%
Since Inception[2]	-1.72%	-1.96%	-1.55%	-14.90%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

8	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Technology Sector Fund (DBT)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Nokia Oyj	14.8%
Canon, Inc.	13.1%
SAP AG	7.5%
Panasonic Corp.	6.1%
Telefonaktiebolaget LM Ericsson Class B	5.4%
Safran S.A.	3.0%
Ricoh Co., Ltd.	2.6%
STMicroelectronics N.V.	2.5%
Cap Gemini S.A.	2.4%
Oracle Corp.	2.3%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Technology Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Technology Sector Index.

The WisdomTree International Technology Sector Fund returned 42.50% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Japan contributed most significantly to this performance, with an average weight of 45.13% of the Fund and returns of 41.42% over the period. Contributing least to the Fund’s performance was Switzerland, which returned 38.62% over the period, with an average weight of 0.15% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Technology Sector Index	S&P Developed ex-U.S. BMI Information Technology Sector Index
Six Months[1]	42.50%	39.99%	43.20%	50.47%
One Year	6.13%	4.57%	6.19%	11.39%
Since Inception[2]	-7.80%	-8.04%	-7.40%	-10.67%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	9

Performance Summary (unaudited)

WisdomTree International Utilities Sector Fund (DBU)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
GDF Suez	7.4%
Enel SpA	7.3%
E.ON AG	7.1%
Electricite de France	7.0%
RWE AG	6.7%
Iberdrola S.A.	6.6%
Gas Natural SDG S.A.	4.7%
National Grid PLC	3.2%
Fortum Oyj	3.2%
Snam Rete Gas SpA	2.6%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Utilities Sector Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Utilities Sector Index.

The WisdomTree International Utilities Sector Fund returned 32.60% at net asset value (“NAV”) for the six month period ending on September 30, 2009. France contributed most significantly to this performance, with an average weight of 19.17% of the Fund and returns of 47.78% over the period. Contributing least to the Fund’s performance was Norway, which returned 34.72% over the period, with an average weight of 0.03% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Utilities Sector Index	S&P Developed ex-U.S. BMI Utilities Sector Index
Six Months[1]	32.60%	32.85%	32.81%	33.37%
One Year	-7.56%	-7.01%	-7.46%	-4.15%
Since Inception[2]	0.60%	0.66%	1.09%	-13.86%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on October 13, 2006. S&P Developed ex-U.S. Sector Index total returns are based on the index’s inception date of April 1, 2008.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

10	WisdomTree International Dividend Sector Funds

Performance Summary (unaudited)

WisdomTree International Real Estate Fund (DRW)

Country Breakdown† as of 9/30/09

†	The Fund’s country breakdown is expressed as a percentage of total investments and may change over time; does not include overnight investments in U.S. money market funds or investments of cash collateral for securities loaned.

Top Ten Holdings* as of 9/30/09

Description	% of Net Assets
Westfield Group	7.2%
Unibail-Rodamco SE	5.1%
Gecina S.A.	4.6%
Sun Hung Kai Properties Ltd.	4.6%
Cheung Kong Holdings Ltd.	3.7%
Segro PLC	3.2%
Land Securities Group PLC	2.6%
Stockland	2.4%
Fonciere Des Regions	2.1%
Klepierre	2.1%
*	The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company.

The WisdomTree International Real Estate Fund seeks investment results that closely correspond to the price and yield performance, before fees and expenses, of the WisdomTree International Real Estate Index.

The WisdomTree International Real Estate Fund returned 73.51% at net asset value (“NAV”) for the six month period ending on September 30, 2009. Hong Kong contributed most significantly to this performance, with an average weight of 26.88% of the Fund and returns of 68.85% over the period. Contributing least to the Fund’s performance was Spain, which returned (2.52)% over the period, with an average weight of 0.63% of the Fund.

The following performance chart is provided for comparative purposes and represents the period noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market price returns is the mid-point of the highest bid and lowest offer for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other ETFs, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors assessments of the underlying value of a Fund’s portfolio securities.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore index returns do not reflect deductions for fees or expenses and are not available for direct investment. In comparison, the Fund’s performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or that a shareholder would pay on Fund distributions. Please see page 12 for the list of index definitions. The annual expense ratio of the Fund is 0.58%.

Performance as of 9/30/09

	Average Annual Total Return
	Fund Net Asset Value	Fund Market Price	WisdomTree International Real Estate Index	Dow Jones Wilshire ex-U.S. RESI Index
Six Months[1]	73.51%	72.53%	74.74%	67.44%
One Year	5.15%	4.36%	5.03%	-0.99%
Since Inception[2]	-18.90%	-19.16%	-18.83%	-21.72%
[1]	Returns of less than one year are cumulative.

[2]	Total returns are calculated based on the commencement of Fund trading on June 5, 2007.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month-end performance information visit www.wisdomtree.com. Investment in the Fund poses investment risk including the possible loss of principal. The investment return and principal value of an investment will fluctuate, so that shares, when sold or redeemed, may be worth more or less than their original cost. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period less than one year have not been annualized. Index returns do not reflect expenses paid by the Fund.

WisdomTree International Dividend Sector Funds	11

Description of Indexes

Below are the descriptions of each index referenced in this Semi-Annual Report:

Correlated WisdomTree Indexes:

The WisdomTree International Sector Indexes measure the performance of dividend-paying companies in developed markets outside of the U.S. and Canada, within their indicated international sector, and derived from the WisdomTree DEFA Index.

The WisdomTree International Real Estate Index measures the performance of companies in developed markets outside of the U.S. and Canada that pay regular cash dividends and that WisdomTree Investments classifies as being part of the International Real Estate sector.

Benchmarks:

The S&P Developed Ex-U.S. BMI Sector Indexes represent the non-U.S. sub-industries of developed countries included in the S&P Global BMI Index, which covers the universe of publicly listed equities in developed and emerging markets with float-adjusted market values of at least $100 million.

The Dow Jones Wilshire ex-U.S. Real Estate Securities Index is designed to provide measures of real estate securities that serve as proxies for direct real estate investing in the international markets and is weighted by float-adjusted market cap.

Index returns do not reflect expenses paid by the Fund. Index returns assume reinvestment of distributions. It is not possible to invest directly in an index.

12	WisdomTree International Dividend Sector Funds

Shareholder Expense Examples (unaudited)

As a shareholder of a WisdomTree Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2009 to September 30, 2009.

Actual expenses

The first line under each Fund in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period 4/01/09 to 9/30/09” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table on the next page provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree International Dividend Sector Funds	13

Shareholder Expense Examples (unaudited) (concluded)

	Beginning Account Value 4/01/09	Ending Account Value 9/30/09	Annualized Expense Ratio Based on the Period 4/01/09 to 9/30/09	Expenses Paid During the Period† 4/01/09 to 9/30/09
WisdomTree International Basic Materials Sector Fund
Actual	$1,000.00	$1,602.48	0.58%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Communications Sector Fund
Actual	$1,000.00	$1,327.39	0.58%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Consumer Discretionary Sector Fund
Actual	$1,000.00	$1,493.41	0.58%	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Consumer Staples Sector Fund
Actual	$1,000.00	$1,415.81	0.58%	$3.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Energy Sector Fund
Actual	$1,000.00	$1,387.72	0.58%	$3.47
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Financial Sector Fund
Actual	$1,000.00	$1,801.18	0.58%	$4.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Health Care Sector Fund
Actual	$1,000.00	$1,345.97	0.58%	$3.41
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Industrial Sector Fund
Actual	$1,000.00	$1,599.38	0.58%	$3.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Technology Sector Fund
Actual	$1,000.00	$1,425.03	0.58%	$3.53
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Utilities Sector Fund
Actual	$1,000.00	$1,325.96	0.58%	$3.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
WisdomTree International Real Estate Fund
Actual	$1,000.00	$1,735.06	0.58%	$3.98
Hypothetical (5% return before expenses)	$1,000.00	$1,022.16	0.58%	$2.94
†	Expenses are calculated using each Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect one-half year period).

14	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Basic Materials Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Australia – 19.3%
Adelaide Brighton Ltd.	69,002	$169,905
BHP Billiton Ltd.	137,109	4,565,540
BlueScope Steel Ltd.	143,144	370,152
Boral Ltd.	56,234	302,243
Felix Resources Ltd.	12,885	195,024
Incitec Pivot Ltd.	154,916	386,921
OneSteel Ltd.	106,816	285,640
Orica Ltd.	23,684	491,205
Rio Tinto Ltd.	20,885	1,091,915
Sims Metal Management Ltd.	11,173	225,121

Total Australia		8,083,666
Austria – 2.2%
voestalpine AG	25,795	919,614
Belgium – 2.0%
Solvay S.A.	5,963	618,408
Umicore	7,574	226,511

Total Belgium		844,919
Denmark – 0.2%
Auriga Industries Class B	4,030	73,983
Finland – 3.0%
Outokumpu Oyj	10,184	191,433
Rautaruukki Oyj	19,804	474,739
UPM-Kymmene Oyj	48,673	583,392

Total Finland		1,249,564
France – 9.5%
Air Liquide S.A.	11,517	1,308,874
Arkema S.A.	4,197	147,725
Ciments Francais S.A.	2,319	260,158
Eramet(a)	987	342,136
Imerys S.A.	5,462	313,085
Lafarge S.A.	16,021	1,432,004
Sa des Ciments Vicat	2,290	175,164

Total France		3,979,146
Germany – 16.1%
Aurubis AG	5,460	227,295
BASF SE	81,339	4,305,123
K+S AG	12,687	691,528
Lanxess AG	4,306	148,226
Linde AG	6,733	729,067
Salzgitter AG	2,025	193,876
Symrise AG	8,602	163,833
Wacker Chemie AG	1,617	251,933

Total Germany		6,710,881
Hong Kong – 0.4%
China Agri-Industries Holdings Ltd.	172,000	160,680
Ireland – 2.1%
CRH PLC	32,542	899,319

Investments	Shares	U.S. $ Value

Italy – 0.8%
Buzzi Unicem SpA	10,531	$181,639
Italcementi SpA	9,623	147,974

Total Italy		329,613
Japan – 13.9%
Air Water, Inc.	11,000	127,034
Asahi Kasei Corp.	55,000	280,728
DIC Corp.	85,000	121,517
JFE Holdings, Inc.	22,400	770,559
JSR Corp.	11,400	234,277
Kaneka Corp.	23,000	165,689
Kuraray Co., Ltd.	17,500	191,545
Mitsubishi Chemical Holdings Corp.	74,000	308,282
Mitsubishi Gas Chemical Co., Inc.	33,000	179,863
Nippon Mining Holdings, Inc.	46,500	229,553
Nippon Paper Group, Inc.	7,600	219,847
Nippon Steel Corp.	109,000	399,308
Nisshin Steel Co., Ltd.	67,000	119,730
OJI Paper Co., Ltd.	52,000	235,215
Shin-Etsu Chemical Co., Ltd.	13,600	838,465
Showa Denko K.K.	91,000	185,994
Sumitomo Chemical Co., Ltd.	62,000	258,982
Sumitomo Metal Industries Ltd.	265,000	654,102
Taiyo Nippon Sanso Corp.	14,000	167,152
Ube Industries Ltd.	46,000	121,249

Total Japan		5,809,091
Netherlands – 1.4%
Koninklijke DSM N.V.	13,846	577,815
New Zealand – 0.9%
Fletcher Building Ltd.	59,619	360,122
Norway – 0.7%
Yara International ASA	9,987	312,917
Portugal – 1.4%
Cimpor Cimentos de Portugal SGPS S.A.	47,552	392,366
Portucel-Empresa Produtora de Pasta e Papel, S.A.	64,371	197,403

Total Portugal		589,769
Spain – 0.8%
Acerinox S.A.	16,253	348,990
Sweden – 1.2%
Holmen AB Class B	6,655	182,724
SSAB AB Class A	19,637	303,280

Total Sweden		486,004
Switzerland – 5.5%
Ems-Chemie Holding AG	2,824	313,793
Holcim Ltd.*	19,374	1,327,510
Syngenta AG	2,860	656,258

Total Switzerland		2,297,561
United Kingdom – 18.3%
Antofagasta PLC	85,957	1,044,125
BHP Billiton PLC	103,038	2,814,679

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	15

Schedule of Investments (unaudited) (concluded)

WisdomTree International Basic Materials Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Bunzl PLC	26,012	$263,967
Eurasian Natural Resources Corp.	52,684	738,540
Johnson Matthey PLC	10,742	238,461
Mondi PLC	33,764	166,807
Rio Tinto PLC	50,435	2,152,498
Vedanta Resources PLC	7,622	231,859

Total United Kingdom		7,650,936
TOTAL COMMON STOCKS (Cost: $47,199,342)		41,684,590
SHORT-TERM INVESTMENT – 0.1%
MONEY MARKET FUND – 0.1%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $42,289)	42,289	42,289
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.7%
MONEY MARKET FUND – 0.7%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $286,003)(d)	286,003	286,003
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $47,527,634)(e)		42,012,882
Liabilities in Excess of Foreign Currency and Other Assets – (0.5)%		(227,453)

NET ASSETS – 100.0%		$41,785,429

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $284,632 and the total market value of the collateral held by the Fund was $286,003.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

16	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Communications Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.4%
Australia – 5.7%
Telstra Corp., Ltd.	504,073	$1,454,724
Washington H. Soul Pattinson & Co., Ltd.	3,281	39,757

Total Australia		1,494,481
Austria – 2.8%
Telekom Austria AG	40,724	733,364
Belgium – 4.2%
Belgacom S.A.	24,925	969,843
Mobistar S.A.	1,857	128,363

Total Belgium		1,098,206
Finland – 0.3%
Elisa Oyj	4,079	83,591
France – 6.8%
France Telecom S.A.	67,236	1,789,167
Germany – 6.6%
Deutsche Telekom AG	128,008	1,745,730
Hong Kong – 8.8%
China Mobile Ltd.	165,500	1,614,415
China Unicom (Hong Kong) Ltd.	483,475	684,971
Citic 1616 Holdings Ltd.	44,000	11,695

Total Hong Kong		2,311,081
Italy – 6.9%
Telecom Italia SpA	560,466	982,260
Telecom Italia SpA RSP	685,208	841,318

Total Italy		1,823,578
Japan – 11.0%
KDDI Corp.	118	666,868
Nippon Telegraph & Telephone Corp.	23,804	1,105,988
NTT DoCoMo, Inc.	704	1,127,532

Total Japan		2,900,388
Netherlands – 4.2%
Koninklijke KPN N.V.	66,860	1,107,761
New Zealand – 2.5%
Telecom Corp. of New Zealand Ltd.	342,552	659,154
Portugal – 3.1%
Portugal Telecom, SGPS, S.A.	76,831	812,518
Singapore – 4.6%
Keppel Telecommunications & Transportation Ltd.	6,000	6,174
MobileOne Ltd.	37,600	47,232
Pacific Century Regional Developments Ltd.	498,000	81,289
Singapore Telecommunications Ltd.	427,000	984,883
StarHub Ltd.	65,842	101,400

Total Singapore		1,220,978
Spain – 7.8%
Telefonica S.A.	74,880	2,063,719
Sweden – 6.7%
Tele2 AB Class B	57,521	760,876
TeliaSonera AB	152,486	998,714

Total Sweden		1,759,590

Investments	Shares	U.S. $ Value

Switzerland – 3.3%
Swisscom AG	2,466	$881,096
United Kingdom – 14.1%
BT Group PLC	581,783	1,209,617
Cable & Wireless PLC	262,493	602,439
Inmarsat PLC	7,052	62,202
Kcom Group PLC	19,431	11,498
Telecom Plus PLC	1,500	7,605
Vodafone Group PLC	818,664	1,835,681

Total United Kingdom		3,729,042
TOTAL COMMON STOCKS (Cost: $29,418,907)		26,213,444
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $6,017)	6,017	6,017
TOTAL INVESTMENTS IN SECURITIES – 99.4% (Cost: $29,424,924)(b)		26,219,461
Foreign Currency and Other Assets in Excess of Liabilities – 0.6%		146,697

NET ASSETS – 100.0%		$26,366,158

RSP – Risparmio Italian Savings Shares

(a)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	17

Schedule of Investments (unaudited)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Australia – 6.0%
APN News & Media Ltd.	21,166	$38,481
Aristocrat Leisure Ltd.	11,968	55,453
Billabong International Ltd.	4,308	45,624
Consolidated Media Holdings Ltd.	3,010	7,890
Crown Ltd.	8,758	69,023
David Jones Ltd.	10,106	52,087
Fairfax Media Ltd.	33,059	50,037
Harvey Norman Holdings Ltd.	11,928	45,266
TABCORP Holdings Ltd.	5,157	32,451
Tatts Group Ltd.	2,742	6,147
West Australian Newspapers Holdings Ltd.	7,599	50,634

Total Australia		453,093
Finland – 0.9%
Sanoma Oyj	3,229	71,222
France – 20.1%
Accor S.A.	2,519	140,064
Compagnie Generale des Etablissements Michelin Class B	622	48,741
Hermes International	270	39,801
Lagardere SCA	1,645	76,535
LVMH Moet Hennessy Louis Vuitton S.A.	2,497	250,855
M6-Metropole Television	1,580	41,502
PagesJaunes Groupe(a)	6,425	83,217
PPR	1,479	189,357
Publicis Groupe	884	35,418
Rallye S.A.(a)	919	32,636
Societe BIC S.A.	411	29,197
Societe Television Francaise 1	3,049	53,525
Vivendi	16,389	506,545

Total France		1,527,393
Germany – 7.3%
Adidas AG	1,035	54,720
Bayerische Motoren Werke AG	1,266	60,974
Daimler AG	4,402	221,376
Fielmann AG	512	37,158
Metro AG	1,885	106,492
Volkswagen AG(a)	445	73,066

Total Germany		553,786
Hong Kong – 0.7%
Denway Motors Ltd.	60,000	26,709
Television Broadcasts Ltd.	7,000	30,168

Total Hong Kong		56,877
Italy – 2.8%
Fiat SpA RSP	3,613	27,673
Geox SpA	4,481	38,743
Lottomatica SpA	1,673	37,439
Mediaset SpA	16,134	112,727

Total Italy		216,582

Investments	Shares	U.S. $ Value

Japan – 32.1%
Aisin Seiki Co., Ltd.	1,500	$36,690
Bridgestone Corp.	3,800	68,373
Daito Trust Construction Co., Ltd.	700	30,647
Daiwa House Industry Co., Ltd.	3,000	31,496
DENSO Corp.	2,500	73,714
Dentsu, Inc.	1,800	42,017
Fast Retailing Co., Ltd.	300	38,063
FUJIFILM Holdings Corp.	1,600	48,071
Hikari Tsushin, Inc.	1,200	26,282
Honda Motor Co., Ltd.	10,300	318,082
Isetan Mitsukoshi Holdings Ltd.	2,540	29,248
ITOCHU Corp.	12,000	79,745
Konami Corp.	1,700	34,746
Marubeni Corp.	14,000	70,833
Marui Group Co., Ltd.	5,000	35,908
Mitsubishi Corp.	9,600	194,713
Mitsui & Co., Ltd.	10,700	140,300
Nikon Corp.	2,000	36,678
Nippon Television Network Corp.	230	33,138
Oriental Land Co., Ltd.	500	35,293
Sankyo Co., Ltd.	900	56,492
Sekisui Chemical Co., Ltd.	6,000	34,981
Sekisui House Ltd.	6,000	54,280
Sharp Corp.	6,000	66,879
Shimamura Co., Ltd.	400	39,359
Sony Corp.	3,700	109,717
Sumitomo Corp.	10,000	103,312
Suzuki Motor Corp.	1,600	37,438
Toray Industries, Inc.	7,000	42,531
Toyota Motor Corp.	11,400	454,549
Yamaha Corp.	2,800	33,212

Total Japan		2,436,787
Netherlands – 1.9%
Reed Elsevier N.V.	6,645	74,887
Wolters Kluwer N.V.	3,194	68,139

Total Netherlands		143,026
New Zealand – 0.4%
Sky City Entertainment Group Ltd.	13,612	32,002
Singapore – 1.2%
Jardine Cycle & Carriage Ltd.	3,000	51,737
Singapore Press Holdings Ltd.	15,000	41,092

Total Singapore		92,829
Spain – 6.1%
Antena 3 de Television S.A.	3,682	38,912
Gestevision Telecinco S.A.	6,061	76,368
Inditex S.A.	5,506	315,567
NH Hoteles S.A.*	4,540	30,028

Total Spain		460,875
Sweden – 5.7%
Hakon Invest AB	3,413	52,956
Hennes & Mauritz AB Class B	6,783	379,751

Total Sweden		432,707

See Notes to Financial Statements.

18	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Discretionary Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Switzerland – 3.2%
Compagnie Financiere Richemont S.A. Class A	5,471	$154,379
Swatch Group AG (The)	724	32,863
Swatch Group AG (The) Class B	227	53,400

Total Switzerland		240,642
United Kingdom – 11.3%
British Sky Broadcasting Group PLC	13,789	126,035
Burberry Group PLC	4,587	36,938
Carpetright PLC	1,347	17,245
Compass Group PLC	10,654	65,142
Daily Mail & General Trust N.V. Class A	320	2,350
Electrocomponents PLC	8,833	21,699
Home Retail Group PLC	12,099	52,614
Intercontinental Hotels Group PLC	2,961	38,477
Kingfisher PLC	16,893	57,521
Ladbrokes PLC	12,479	37,402
Marks & Spencer Group PLC	19,614	113,590
Next PLC	1,909	54,713
Pearson PLC	8,755	107,958
Reed Elsevier PLC	10,788	80,800
Whitbread PLC	2,275	44,244

Total United Kingdom		856,728
TOTAL COMMON STOCKS (Cost: $7,032,949)		7,574,549
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $1,432)	1,432	1,432
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
MONEY MARKET FUND – 2.1%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $157,001)(d)	157,001	157,001
TOTAL INVESTMENTS IN SECURITIES – 101.8% (Cost: $7,191,382)(e)		7,732,982
Liabilities in Excess of Foreign Currency and Other Assets – (1.8)%		(134,833)

NET ASSETS – 100.0%		$7,598,149
RSP – Risparmio Italian Savings Shares

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $148,925 and the total market value of the collateral held by the Fund was $157,001.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	19

Schedule of Investments (unaudited)

WisdomTree International Consumer Staples Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Australia – 6.9%
Coca-Cola Amatil Ltd.	14,112	$122,179
Foster’s Group Ltd.	40,106	196,445
Goodman Fielder Ltd.(a)	59,874	88,246
Iress Market Technology Ltd.	3,940	29,522
Lion Nathan Ltd.	8,341	84,287
Metcash Ltd.	17,036	67,658
Woolworths Ltd.	16,663	430,149
Wotif.com Holdings Ltd.	6,292	30,597

Total Australia		1,049,083
Belgium – 3.1%
Anheuser-Busch InBev N.V.	7,133	325,353
Colruyt S.A.	248	58,218
Delhaize Group	1,155	80,091

Total Belgium		463,662
Denmark – 0.6%
Carlsberg A/S Class B	592	42,832
Danisco A/S	815	49,406

Total Denmark		92,238
Finland – 0.4%
Kesko Oyj Class B	1,779	59,548
France – 13.4%
Carrefour S.A.	9,653	437,403
Casino Guichard Perrachon S.A.	2,124	168,272
Christian Dior S.A.	2,044	201,671
Danone	6,420	386,438
L’Oreal S.A.	5,875	583,520
Pernod-Ricard S.A.	2,595	205,852
Remy Cointreau S.A.	1,160	48,468

Total France		2,031,624
Germany – 1.8%
Beiersdorf AG	2,276	133,506
Henkel AG & Co. KGaA	2,899	105,216
Suedzucker AG	1,650	33,403

Total Germany		272,125
Hong Kong – 0.4%
Shanghai Industrial Holdings Ltd.	12,000	54,116
Ireland – 0.4%
Kerry Group PLC Class A	2,187	62,493
Italy – 0.8%
Parmalat SpA	44,568	123,059
Japan – 10.0%
Aeon Co., Ltd.	7,600	72,914
Ajinomoto Co., Inc.	10,000	100,408
Asahi Breweries Ltd.	4,500	82,526
Coca-Cola West Co., Ltd.	2,500	49,059
FamilyMart Co., Ltd.	1,600	51,645
Japan Tobacco, Inc.	68	233,920
Kao Corp.	6,200	153,728

Investments	Shares	U.S. $ Value

Kirin Holdings Co., Ltd.	10,000	$153,683
Lawson, Inc.	2,100	97,805
Nisshin Seifun Group, Inc.	4,000	56,112
Nissin Foods Holdings Co., Ltd.	1,600	61,652
Park24 Co., Ltd.	4,800	55,433
Seven & I Holdings Co., Ltd.	8,900	213,715
Shiseido Co., Ltd.	5,000	87,396
Unicharm Corp.	500	47,579

Total Japan		1,517,575
Netherlands – 8.7%
Heineken Holding N.V.	3,429	139,714
Heineken N.V.	5,084	234,123
Koninklijke Ahold N.V.	9,692	116,451
Nutreco Holding N.V.	1,168	56,749
Unilever N.V. CVA	27,149	781,570

Total Netherlands		1,328,607
Norway – 1.2%
Orkla ASA(a)	19,048	178,750
Portugal – 0.7%
Jeronimo Martins, SGPS, S.A.	6,755	59,095
Sonae	37,346	51,586

Total Portugal		110,681
Singapore – 1.2%
Wilmar International Ltd.	40,000	179,412
Spain – 0.3%
Ebro Puleva S.A.	2,430	46,175
Sweden – 1.7%
Svenska Cellulosa AB Class B	12,260	165,679
Swedish Match AB	4,622	92,535

Total Sweden		258,214
Switzerland – 15.2%
Adecco S.A.	2,564	136,150
Givaudan S.A.	62	46,426
Nestle S.A.	49,908	2,123,970

Total Switzerland		2,306,546
United Kingdom – 32.5%
Associated British Foods PLC	8,852	119,914
British American Tobacco PLC	35,573	1,116,823
Cadbury PLC	16,852	216,427
Capita Group PLC (The)	5,796	66,975
Diageo PLC	37,040	568,703
Hays PLC	49,457	82,263
Imperial Tobacco Group PLC	13,707	396,355
J. Sainsbury PLC	26,660	138,576
Marston’s PLC	23,406	36,442
Reckitt Benckiser Group PLC	7,416	362,703
SABMiller PLC	13,753	331,918
Tate & Lyle PLC	15,843	107,131
Tesco PLC	93,135	595,226
Thomas Cook Group PLC	18,408	68,391
TUI Travel PLC	20,509	83,511

See Notes to Financial Statements.

20	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Consumer Staples Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Unilever PLC	18,857	$536,226
Wm Morrison Supermarkets PLC	25,885	114,800

Total United Kingdom		4,942,384
TOTAL COMMON STOCKS (Cost: $16,157,167)		15,076,292
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $1,700)	1,700	1,700
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
MONEY MARKET FUND – 1.2%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $179,002)(d)	179,002	179,002
TOTAL INVESTMENTS IN SECURITIES – 100.5% (Cost: $16,337,869)(e)		15,256,994
Liabilities in Excess of Foreign Currency and Other Assets – (0.5)%		(71,710)

NET ASSETS – 100.0%		$15,185,284

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $168,786 and the total market value of the collateral held by the Fund was $179,002.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	21

Schedule of Investments (unaudited)

WisdomTree International Energy Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 10.3%
Beach Petroleum Ltd.	16,177	$10,708
Centennial Coal Co., Ltd.	24,245	68,900
Gloucester Coal Ltd.	3,256	18,132
New Hope Corp., Ltd.	10,959	55,613
Santos Ltd.	79,027	1,060,129
Whitehaven Coal Ltd.	4,018	13,191
Woodside Petroleum Ltd.	34,040	1,566,090
WorleyParsons Ltd.	46,060	1,207,719

Total Australia		4,000,482
Austria – 2.8%
OMV AG	26,893	1,083,763
Schoeller-Bleckmann Oilfield Equipment AG	349	16,717

Total Austria		1,100,480
Finland – 3.3%
Neste Oil Oyj	68,607	1,265,569
France – 13.1%
Etablissements Maurel et Prom	54,452	1,099,172
Technip S.A.	19,083	1,217,556
TOTAL S.A.	46,689	2,771,101

Total France		5,087,829
Hong Kong – 4.9%
CNOOC Ltd.	1,418,318	1,906,939
Italy – 13.3%
ENI SpA	103,423	2,582,041
ERG SpA	4,693	71,342
Saipem SpA	41,128	1,237,204
Saras SpA	336,456	1,297,116

Total Italy		5,187,703
Japan – 7.6%
AOC Holdings, Inc.	800	5,093
Cosmo Oil Co., Ltd.	13,000	36,299
Idemitsu Kosan Co., Ltd.	400	33,104
Itochu Enex Co., Ltd.	2,400	14,019
Mitsuuroko Co., Ltd.	1,200	8,672
Modec, Inc.	200	4,101
Nippon Oil Corp.	173,000	973,832
San-Ai Oil Co., Ltd.	1,000	4,981
Showa Shell Sekiyu K.K.	87,200	955,416
Sinanen Co., Ltd.	1,000	5,361
TonenGeneral Sekiyu K.K.	93,250	913,389

Total Japan		2,954,267
Netherlands – 3.8%
Fugro N.V. CVA	23,198	1,338,200
SBM Offshore N.V.	6,450	136,988

Total Netherlands		1,475,188
Norway – 6.0%
Aker ASA Class A	2,127	53,887
StatoilHydro ASA	102,697	2,299,147

Total Norway		2,353,034

Investments	Shares	U.S. $ Value

Portugal – 3.2%
Galp Energia, SGPS, S.A. Class B	72,714	$1,256,301
Singapore – 0.3%
CH Offshore Ltd.	23,000	11,263
Straits Asia Resources Ltd.	60,000	90,699

Total Singapore		101,962
Spain – 7.5%
Cia Espanola de Petroleos S.A.	27,776	1,026,373
Repsol YPF S.A.(a)	70,216	1,907,979

Total Spain		2,934,352
United Kingdom – 23.4%
BG Group PLC	63,185	1,098,467
BP PLC	346,234	3,062,234
Hunting PLC	2,175	18,750
JKX Oil & Gas PLC	2,665	11,836
John Wood Group PLC	8,506	41,370
Royal Dutch Shell PLC Class A	87,780	2,503,873
Royal Dutch Shell PLC Class B	83,139	2,308,331
Tullow Oil PLC	3,667	66,155
Wellstream Holdings PLC	1,396	13,619

Total United Kingdom		9,124,635
TOTAL COMMON STOCKS (Cost: $45,411,712)		38,748,741
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $9,460)	9,460	9,460
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
MONEY MARKET FUND – 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $1,015,009)(d)	1,015,009	1,015,009
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $46,436,181)(e)		39,773,210
Liabilities in Excess of Foreign Currency and Other Assets – (2.1)%		(808,146)

NET ASSETS – 100.0%		$38,965,064

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $954,121 and the total market value of the collateral held by the Fund was $1,015,009.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

22	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Financial Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 18.9%
AMP Ltd.	28,222	$162,396
Australia & New Zealand Banking Group Ltd.	23,486	505,545
Commonwealth Bank of Australia	14,365	656,078
Lend Lease Corp., Ltd.	10,875	101,736
Macquarie Group Ltd.	3,021	156,745
National Australia Bank Ltd.	21,770	590,995
QBE Insurance Group Ltd.	10,348	219,731
Suncorp-Metway Ltd.	21,640	169,594
Westpac Banking Corp.	22,684	525,519

Total Australia		3,088,339
Austria – 0.8%
Bank Austria Creditanstalt AG*(a)	571	—
Erste Group Bank AG(b)	3,022	134,903

Total Austria		134,903
Belgium – 0.4%
Cofinimmo	503	70,230
Finland – 1.0%
Sampo Oyj Class A	6,625	166,657
France – 10.9%
AXA S.A.	9,320	252,026
BNP Paribas	2,853	227,695
CNP Assurances	1,342	136,586
Credit Agricole S.A.	15,409	321,633
Fonciere Des Regions	886	103,074
Gecina S.A.	1,267	150,936
Klepierre	2,466	97,701
Societe Generale	2,656	213,525
Unibail-Rodamco SE	898	186,325
Wendel	1,305	82,338

Total France		1,771,839
Germany – 6.1%
Allianz SE	3,684	459,709
Deutsche Bank AG	1,078	82,638
Deutsche Boerse AG	1,446	118,046
Muenchener Rueckversicherungs AG	2,039	324,954

Total Germany		985,347
Hong Kong – 6.5%
Cheung Kong Holdings Ltd.	12,000	152,283
China Overseas Land & Investment Ltd.(b)	24,320	52,594
Hang Lung Properties Ltd.	24,000	88,412
Hang Seng Bank Ltd.	17,500	252,224
Henderson Land Development Co., Ltd.	13,000	85,548
Hong Kong Exchanges and Clearing Ltd.	7,400	134,154
Sun Hung Kai Properties Ltd.	13,000	191,560
Wharf Holdings Ltd.	19,000	100,883

Total Hong Kong		1,057,658
Ireland – 0.0%
FBD Holdings PLC Redemption Shares*†	159	—

Investments	Shares	U.S. $ Value

Italy – 3.5%
Alleanza Assicurazioni SpA	13,953	$125,736
Assicurazioni Generali SpA	2,989	81,832
Banca Carige SpA	25,117	74,895
Mediobanca SpA	13,445	183,555
Unione di Banche Italiane SCPA	6,313	96,799

Total Italy		562,817
Japan – 6.2%
ACOM Co., Ltd.(b)	2,770	42,756
Bank of Yokohama Ltd. (The)	11,000	54,057
Daiwa Securities Group, Inc.	8,000	41,369
Mitsubishi Estate Co., Ltd.	4,000	63,082
Mitsubishi UFJ Financial Group, Inc.	44,760	240,960
Mitsui Fudosan Co., Ltd.	3,000	50,896
Mitsui Sumitomo Insurance Group Holdings, Inc.	2,400	66,343
Mizuho Financial Group, Inc.	83,984	166,964
Sompo Japan Insurance, Inc.	8,000	53,968
Sumitomo Mitsui Financial Group, Inc.	2,612	91,311
Sumitomo Trust & Banking Co., Ltd. (The)	14,000	74,585
Tokio Marine Holdings, Inc.	2,400	69,693

Total Japan		1,015,984
Netherlands – 0.7%
Corio N.V.	1,548	106,642
Portugal – 0.6%
Banco Espirito Santo S.A.	13,028	92,359
Singapore – 3.6%
CapitaLand Ltd.(b)	27,000	71,282
DBS Group Holdings Ltd.	16,466	155,189
Oversea-Chinese Banking Corp., Ltd.	23,000	128,136
Singapore Exchange Ltd.	17,000	101,586
United Overseas Bank Ltd.	11,139	132,651

Total Singapore		588,844
Spain – 16.9%
Banco Bilbao Vizcaya Argentaria S.A.(b)	30,493	540,654
Banco de Sabadell S.A.(b)	16,939	125,160
Banco Espanol de Credito S.A.	10,953	149,213
Banco Popular Espanol S.A.(b)	15,778	157,979
Banco Santander S.A.*	86,867	1,396,998
Criteria Caixacorp S.A.	42,185	216,433
Mapfre S.A.(b)	36,078	161,212

Total Spain		2,747,649
Sweden – 2.5%
Castellum AB	6,885	66,459
Nordea Bank AB	13,262	133,135
Ratos AB Class B	2,964	70,785
Svenska Handelsbanken AB Class A	5,647	143,742

Total Sweden		414,121
Switzerland – 2.4%
Credit Suisse Group AG	1,225	67,882
Zurich Financial Services AG	1,364	324,026

Total Switzerland		391,908

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	23

Schedule of Investments (unaudited) (concluded)

WisdomTree International Financial Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

United Kingdom – 18.5%
Ashmore Group PLC	18,825	$75,450
Aviva PLC	25,402	182,048
British Land Co. PLC	8,413	63,940
F&C Asset Management PLC	249	309
Friends Provident Group PLC	2,494	3,319
HSBC Holdings PLC	120,074	1,375,009
ICAP PLC	8,863	59,918
Investec PLC	11,840	86,728
Land Securities Group PLC	8,733	87,295
Legal & General Group PLC	75,123	105,490
Man Group PLC	25,589	135,546
Prudential PLC	19,520	187,784
RSA Insurance Group PLC	52,219	111,745
Segro PLC	19,062	112,039
Standard Chartered PLC	12,913	318,460
Standard Life PLC	33,540	117,476

Total United Kingdom		3,022,556
TOTAL COMMON STOCKS (Cost: $15,466,906)		16,217,853
RIGHTS – 0.0%
France – 0.0%
BNP Paribas, expiring 10/13/09* (Cost: $0)	2,853	6,172
WARRANTS – 0.0%
Italy – 0.0%
Mediobanca SpA, expiring 3/18/11 (Cost: $581)	12,805	909
TOTAL LONG-TERM INVESTMENTS (Cost: $15,467,487)		16,224,934
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(c)
(Cost: $3,257)	3,257	3,257
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.2%
MONEY MARKET FUND – 4.2%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(d)
(Cost: $687,006)(e)	687,006	687,006
TOTAL INVESTMENTS IN SECURITIES – 103.7% (Cost: $16,157,750)(f)		16,915,197
Liabilities in Excess of Foreign Currency and Other Assets – (3.7)%		(609,963)

NET ASSETS – 100.0%		$16,305,234
*	Non-income producing security.

†	Security is being fair valued by a valuation committee under the direction of the Board of Trustees.

(a)	Escrow Security-additional shares issued as result of a corporate action.

(b)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(c)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(d)	Interest rate shown reflects yield as of September 30, 2009.

(e)	At September 30, 2009, the total market value of the Fund’s securities on loan was $653,780 and the total market value of the collateral held by the Fund was $687,006.

(f)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

24	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Health Care Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.3%
Australia – 6.7%
Cochlear Ltd.	3,486	$205,392
CSL Ltd.	10,410	307,409
Healthscope Ltd.	45,896	194,021
Primary Health Care Ltd.	33,197	181,941
Ramsay Health Care Ltd.	16,210	156,938
Sigma Pharmaceuticals Ltd.	190,786	179,019
Sonic Healthcare Ltd.	21,171	265,506

Total Australia		1,490,226
Belgium – 1.6%
UCB S.A.	8,377	353,136
Denmark – 5.3%
Coloplast A/S Class B	2,249	187,890
H. Lundbeck A/S	9,019	186,820
Novo Nordisk A/S Class B	9,747	609,528
Novozymes A/S Class B	2,067	194,296

Total Denmark		1,178,534
Finland – 1.0%
Orion Oyj Class B	12,326	227,013
France – 10.8%
BioMerieux	1,740	191,032
Cie Generale D’Optique Essilor International S.A.	4,946	281,556
Ipsen S.A.	3,949	216,055
Sanofi-Aventis S.A.	23,380	1,713,853

Total France		2,402,496
Germany – 11.7%
Bayer AG	16,881	1,168,359
Celesio AG	8,557	235,646
Fresenius Medical Care AG & Co. KGaA	5,932	295,067
Fresenius SE	3,744	183,934
Merck KGaA	3,829	380,306
Rhoen-Klinikum AG	6,933	176,230
Stada Arzneimittel AG	6,488	177,152

Total Germany		2,616,694
Hong Kong – 0.7%
China Pharmaceutical Group Ltd.	282,000	158,647
Italy – 0.8%
Recordati SpA	26,451	186,938
Japan – 22.5%
Alfresa Holdings Corp.	3,600	147,160
Astellas Pharma, Inc.	14,200	585,224
Chugai Pharmaceutical Co., Ltd.	13,800	286,219
Daiichi Sankyo Co., Ltd.	25,900	536,022
Dainippon Sumitomo Pharma Co., Ltd.	21,100	230,713
Eisai Co., Ltd.(a)	10,700	403,931
Hisamitsu Pharmaceutical Co., Inc.	5,600	227,665
Kyowa Hakko Kirin Co., Ltd.	19,000	241,280
Mediceo Paltac Holdings Co., Ltd.	13,700	193,255
Miraca Holdings, Inc.	7,000	229,073
Mitsubishi Tanabe Pharma Corp.	20,000	267,382

Investments	Shares	U.S. $ Value

Shionogi & Co., Ltd.	10,000	$237,337
Suzuken Co., Ltd.	6,100	211,202
Takeda Pharmaceutical Co., Ltd.	23,600	985,804
Terumo Corp.	4,100	226,213

Total Japan		5,008,480
New Zealand – 0.9%
Fisher & Paykel Healthcare Corp., Ltd.	85,402	202,638
Spain - 0.8%
Grifols S.A.	9,033	171,844
Sweden – 1.0%
Getinge AB Class B	12,991	217,357
Switzerland – 20.2%
Lonza Group AG	1,663	181,101
Nobel Biocare Holding AG	7,046	232,909
Novartis AG	39,351	1,966,317
Roche Holding AG	10,545	1,702,200
Sonova Holding AG	1,978	199,201
Straumann Holding AG	830	214,569

Total Switzerland		4,496,297
United Kingdom – 15.3%
AstraZeneca PLC	31,683	1,420,849
GlaxoSmithKline PLC	89,657	1,763,016
Smith & Nephew PLC	26,376	236,444

Total United Kingdom		3,420,309
TOTAL COMMON STOCKS (Cost: $22,821,422)		22,130,609
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $1,396)	1,396	1,396
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.5%
MONEY MARKET FUND – 1.5%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $336,003)(d)	336,003	336,003
TOTAL INVESTMENTS IN SECURITIES – 100.8% (Cost: $23,158,821)(e)		22,468,008
Liabilities in Excess of Foreign Currency and Other Assets – (0.8)%		(174,274)

NET ASSETS – 100.0%		$22,293,734
(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $321,698 and the total market value of the collateral held by the Fund was $336,003.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	25

Schedule of Investments (unaudited)

WisdomTree International Industrial Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Australia – 6.9%
Amcor Ltd.	29,515	$142,746
Brambles Ltd.	33,061	235,758
CSR Ltd.	54,748	90,838
Leighton Holdings Ltd.	6,955	222,016
Toll Holdings Ltd.	13,806	103,934
Wesfarmers Ltd.	22,121	517,161

Total Australia		1,312,453
Austria – 0.9%
Oesterreichische Post AG	2,995	82,740
Strabag SE	2,871	92,786

Total Austria		175,526
Belgium – 1.0%
Compagnie Maritime Belge S.A.	2,478	76,209
Euronav N.V.(a)	5,268	113,270

Total Belgium		189,479
Denmark – 0.4%
D/S Norden	2,071	78,072
Finland – 2.6%
Kone Oyj Class B	3,680	135,122
Metso Oyj	4,288	120,529
Wartsila Oyj	3,278	131,190
YIT Oyj	6,106	116,116

Total Finland		502,957
France – 15.4%
Aeroports de Paris	409	36,761
Alstom S.A.	1,824	132,960
Bourbon S.A.	243	11,189
Bouygues S.A.	7,137	362,517
Bureau Veritas S.A.	1,574	88,716
Cie de Saint-Gobain	9,514	492,989
Eiffage S.A.(a)	1,488	94,700
Legrand S.A.	5,710	158,663
Schneider Electric S.A.	4,641	469,843
Sodexo	1,877	112,323
Suez Environnement S.A.	8,277	188,857
Thales S.A.	2,436	120,708
Vallourec S.A.	1,618	273,871
Vinci S.A.	6,958	393,192

Total France		2,937,289
Germany – 13.3%
Deutsche Lufthansa AG	14,291	252,968
Deutsche Post AG	27,540	515,267
Fraport AG Frankfurt Airport Services Worldwide	1,984	105,415
Hochtief AG	1,552	118,101
MAN SE	2,649	218,383
Siemens AG	9,554	883,710
ThyssenKrupp AG	12,951	445,434

Total Germany		2,539,278

Investments	Shares	U.S. $ Value

Hong Kong – 5.1%
China Merchants Holdings International Co., Ltd.	34,405	$114,091
China Resources Enterprise	36,000	104,748
Hutchison Whampoa Ltd.	50,000	360,965
MTR Corp.	30,500	105,864
New World Development Ltd.	45,000	96,851
Swire Pacific Ltd. Class A	8,500	99,915
Swire Pacific Ltd. Class B	42,500	92,677

Total Hong Kong		975,111
Italy – 2.7%
Atlantia SpA	9,708	235,132
Finmeccanica SpA	10,368	183,071
Prysmian SpA	4,996	93,620

Total Italy		511,823
Japan – 15.3%
Asahi Glass Co., Ltd.	17,000	137,656
Dai Nippon Printing Co., Ltd.	10,000	138,047
Daikin Industries Ltd.	2,300	82,973
East Japan Railway Co.	2,900	209,237
Fanuc Ltd.	1,800	161,836
Hitachi Chemical Co., Ltd.	3,600	73,741
Hitachi Construction Machinery Co., Ltd.	4,000	86,089
JGC Corp.	3,000	61,518
JS Group Corp.	5,300	93,232
Kajima Corp.	22,000	56,514
Kintetsu Corp.	15,000	58,134
Komatsu Ltd.	11,400	214,160
Kubota Corp.	13,000	108,460
Mabuchi Motor Co., Ltd.	1,300	66,354
Makita Corp.	3,200	101,860
Mitsubishi Heavy Industries Ltd.	26,000	98,732
Mitsui O.S.K. Lines Ltd.	22,000	130,720
NGK Insulators Ltd.	3,000	69,693
Nippon Express Co., Ltd.	16,000	65,226
Nippon Yusen K.K.	21,000	81,387
Nitto Denko Corp.	3,200	98,286
NSK Ltd.	13,000	80,873
Panasonic Electric Works Co., Ltd.	8,000	95,873
Secom Co., Ltd.	2,400	121,159
SMC Corp.	600	73,982
Sumitomo Electric Industries Ltd.	7,800	102,275
Tokyu Corp.	13,000	62,434
Toppan Printing Co., Ltd.	11,000	104,428
Yamato Holdings Co., Ltd.	5,000	82,370

Total Japan		2,917,249
Netherlands – 5.8%
Akzo Nobel N.V.	4,872	301,485
European Aeronautic Defence and Space Co. EADS N.V.	5,364	120,313
Koninklijke Boskalis Westminster N.V.	3,682	125,615
Koninklijke Philips Electronics N.V.	18,103	440,314

See Notes to Financial Statements.

26	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Industrial Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

TNT N.V.	4,599	$123,288

Total Netherlands		1,111,015
New Zealand – 0.3%
Auckland International Airport Ltd.	50,937	68,537
Norway – 0.7%
Fred Olsen Energy ASA	3,588	133,198
Portugal – 0.8%
Brisa Auto-Estradas de Portugal S.A.	15,533	152,802
Singapore – 5.4%
Keppel Corp., Ltd.	34,000	195,451
SembCorp Industries Ltd.	39,000	93,829
SembCorp Marine Ltd.	46,333	104,566
SIA Engineering Co., Ltd.	47,000	85,724
Singapore Airlines Ltd.	33,000	322,728
Singapore Airport Terminal Services Ltd.	38,170	61,222
Singapore Technologies Engineering Ltd.	83,000	161,989

Total Singapore		1,025,509
Spain – 6.6%
Abertis Infraestructuras, S.A.(a)	7,236	164,047
Acciona, S.A.	1,046	142,191
ACS Actividades de Construccion y Servicios, S.A.(a)	6,047	315,018
Fomento de Construcciones y Contratas S.A.	3,837	179,474
Grupo Ferrovial, S.A.(a)	5,387	257,407
Prosegur Cia de Seguridad, S.A.	1,848	73,446
Zardoya Otis, S.A.	6,205	134,506

Total Spain		1,266,089
Sweden – 7.2%
AB Volvo Class A	11,808	105,536
AB Volvo Class B	19,405	178,986
Alfa Laval AB	6,777	79,275
Assa Abloy AB Class B	5,046	81,757
Atlas Copco AB Class A	8,785	112,814
Atlas Copco AB Class B	9,216	104,775
Sandvik AB	19,371	213,299
Scania AB Class A	7,107	87,912
Scania AB Class B	7,043	87,120
Securitas AB Class B	9,821	94,518
Skanska AB Class B	10,375	151,778
SKF AB Class B	5,480	85,811

Total Sweden		1,383,581
Switzerland – 2.4%
Geberit AG	862	132,251
Kuehne + Nagel International AG	603	52,330
Schindler Holding AG	1,396	98,210
SGS S.A.	127	170,737

Total Switzerland		453,528
United Kingdom – 6.8%
AMEC PLC	5,899	71,231
Arriva PLC	9,147	73,219
BAE Systems PLC	52,962	295,789
Balfour Beatty PLC	13,406	69,040

Investments	Shares	U.S. $ Value

Carillion PLC	15,237	$67,113
Cobham PLC	23,108	80,901
Firstgroup PLC	13,147	86,987
G4S PLC	25,693	90,649
IMI PLC	13,545	96,964
Meggitt PLC	23,448	87,416
Premier Farnell PLC	24,975	59,317
Smiths Group PLC	9,478	134,685
Tomkins PLC	28,666	86,467

Total United Kingdom		1,299,778
TOTAL COMMON STOCKS (Cost: $22,131,995)		19,033,274
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(b)
(Cost: $1,137)	1,137	1,137
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
MONEY MARKET FUND – 2.6%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $486,004)(d)	486,004	486,004
TOTAL INVESTMENTS IN SECURITIES – 102.2% (Cost: $22,619,136)(e)		19,520,415
Liabilities in Excess of Foreign Currency and Other Assets – (2.2)%		(414,510)

NET ASSETS - 100.0%		$19,105,905
(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $460,060 and the total market value of the collateral held by the Fund was $486,004.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	27

Schedule of Investments (unaudited)

WisdomTree International Technology Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Australia – 1.7%
Computershare Ltd.	16,512	$162,631
Salmat Ltd.	17,647	62,297

Total Australia		224,928
Belgium – 0.5%
Melexis N.V.	5,698	57,885
Finland – 15.6%
Nokia Oyj	132,849	1,951,563
Tieto Oyj	4,780	95,022

Total Finland		2,046,585
France – 8.3%
Cap Gemini S.A.	5,962	311,941
Dassault Systemes S.A.	2,055	114,414
Iliad S.A.	346	38,943
Neopost S.A.	2,592	232,363
Safran S.A.	21,120	395,304

Total France		1,092,965
Germany – 9.1%
Kontron AG	1,613	19,758
SAP AG	20,284	986,723
Software AG	951	80,624
Wincor Nixdorf AG	1,735	111,611

Total Germany		1,198,716
Japan – 47.0%
Advantest Corp.	4,500	125,147
Amano Corp.	7,000	60,825
Brother Industries Ltd.	9,900	118,975
Canon, Inc.	42,600	1,727,124
Citizen Holdings Co., Ltd.	12,500	70,503
Fujitsu Ltd.	32,000	209,795
Hamamatsu Photonics K.K.	3,200	76,842
Hirose Electric Co., Ltd.	500	56,514
Hitachi High-Technologies Corp.	4,000	83,856
HOYA CORP.	7,000	165,745
Ibiden Co., Ltd.	1,900	70,877
Itochu Techno-Solutions Corp.	3,000	92,645
Kokuyo Co., Ltd.	5,800	53,184
Konica Minolta Holdings, Inc.	12,500	118,808
Kyocera Corp.	3,000	279,109
Mitsumi Electric Co., Ltd.	2,600	56,277
Nippon Electric Glass Co., Ltd.	5,000	45,736
Nomura Research Institute Ltd.	6,700	159,764
Obic Co., Ltd.	430	72,951
Oracle Corp.	6,654	297,269
Otsuka Corp.	1,400	83,967
Panasonic Corp.	54,700	808,266
Ricoh Co., Ltd.	23,000	336,003
Seiko Epson Corp.	4,500	67,650
Softbank Corp.	1,700	37,461
TDK Corp.	4,300	249,255
Tokyo Electron Ltd.	1,300	83,197

Investments	Shares	U.S. $ Value

Trend Micro, Inc.	6,000	$224,493
Yahoo! Japan Corp.	294	100,151
Yamatake Corp.	3,800	85,732
Yaskawa Electric Corp.	10,000	72,374
Yokogawa Electric Corp.	9,800	87,016

Total Japan		6,177,511
Netherlands – 4.3%
ASML Holding N.V.	5,406	158,829
Exact Holding N.V.	3,294	86,330
STMicroelectronics N.V.	34,273	322,574

Total Netherlands		567,733
Norway – 0.4%
Tandberg ASA	2,263	53,940
Singapore – 1.1%
Venture Corp., Ltd.	23,000	146,744
Spain – 1.1%
Indra Sistemas S.A.	5,936	147,850
Sweden – 6.0%
Telefonaktiebolaget LM Ericsson Class A	7,340	72,845
Telefonaktiebolaget LM Ericsson Class B	71,584	716,572

Total Sweden		789,417
United Kingdom – 4.7%
ARM Holdings PLC	35,051	80,500
Halma PLC	25,880	89,819
Laird PLC	18,736	62,403
Logica PLC	77,787	161,856
Sage Group PLC (The)	59,946	223,771

Total United Kingdom		618,349
TOTAL COMMON STOCKS (Cost: $13,575,608)		13,122,623
SHORT-TERM INVESTMENT – 0.0%
MONEY MARKET FUND – 0.0%
AIM Short-Term Investment Treasury Fund Private Class, 0.05%(a)
(Cost: $5,206)	5,206	5,206
TOTAL INVESTMENTS IN SECURITIES – 99.8% (Cost: $13,580,814)(b)		13,127,829
Foreign Currency and Other Assets in Excess of Liabilities – 0.2%		25,330

NET ASSETS – 100.0%		$13,153,159
(a)	Rate shown represents annualized 7-day yield as of September 30, 2009.

(b)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

28	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited)

WisdomTree International Utilities Sector Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.6%
Australia – 1.9%
AGL Energy Ltd.	26,356	$317,971
Origin Energy Ltd.	30,136	434,055

Total Australia		752,026
Austria – 1.6%
EVN AG	4,932	98,621
Verbund – Oesterreichische Elektrizitaetswirtschafts AG Class A	9,914	500,674

Total Austria		599,295
Finland – 3.2%
Fortum Oyj	48,425	1,240,115
France – 16.9%
Electricite de France	45,698	2,707,940
GDF Suez	64,014	2,839,359
Veolia Environnement	25,397	972,246

Total France		6,519,545
Germany – 13.9%
E.ON AG	64,939	2,750,820
RWE AG	27,993	2,597,025

Total Germany		5,347,845
Hong Kong – 4.6%
China Resources Power Holdings Co., Ltd.	26,000	60,454
CLP Holdings Ltd.	106,322	721,613
Hong Kong & China Gas Co., Ltd.	176,360	445,562
Hongkong Electric Holdings Ltd.	101,386	555,984

Total Hong Kong		1,783,613
Italy – 15.0%
A2A SpA	244,224	479,427
Edison SpA	294,244	510,094
Enel SpA	442,354	2,804,579
Hera SpA	101,338	246,333
Iride SpA	115,364	225,624
Snam Rete Gas SpA	206,344	1,002,863
Terna Rete Elettrica Nazionale SpA	137,693	536,374

Total Italy		5,805,294
Japan – 12.3%
Chubu Electric Power Co., Inc.	22,000	535,656
Chugoku Electric Power Co., Inc. (The)	13,800	304,252
Electric Power Development Co., Ltd.	8,300	263,735
Hokkaido Electric Power Co., Inc.	12,900	269,137
Hokuriku Electric Power Co.	9,900	252,655
Kansai Electric Power Co., Inc. (The)	27,400	664,076
Kyushu Electric Power Co., Inc.	17,100	388,658
Osaka Gas Co., Ltd.	77,000	270,900
Shikoku Electric Power Co., Inc.	7,800	238,700
Tohoku Electric Power Co., Inc.	18,100	404,311
Tokyo Electric Power Co., Inc. (The)	30,300	796,968
Tokyo Gas Co., Ltd.	85,000	354,107

Total Japan		4,743,155

Investments	Shares	U.S. $ Value

New Zealand – 1.0%
Contact Energy Ltd.*	63,063	$262,770
Vector Ltd.	77,588	106,080

Total New Zealand		368,850
Portugal – 2.2%
Energias de Portugal S.A.	182,990	837,201
Spain – 13.7%
Enagas	16,191	337,956
Gas Natural SDG S.A.	83,342	1,839,497
Iberdrola S.A.(a)	258,656	2,535,009
Red Electrica Corp. S.A.	6,853	350,296
Sociedad General de Aguas de Barcelona S.A. Class A	8,612	221,678

Total Spain		5,284,436
Switzerland – 0.7%
BKW FMB Energie AG	3,032	262,687
United Kingdom – 12.6%
Centrica PLC	221,256	890,326
Drax Group PLC	46,068	347,396
International Power PLC	89,181	412,205
National Grid PLC	128,478	1,241,107
Northumbrian Water Group PLC	51,234	202,067
Pennon Group PLC	27,987	212,883
Scottish & Southern Energy PLC	42,622	799,605
Severn Trent PLC	17,967	278,878
United Utilities Group PLC	67,391	492,132

Total United Kingdom		4,876,599
TOTAL COMMON STOCKS (Cost: $49,103,558)		38,420,661
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.5%
MONEY MARKET FUND – 3.5%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(b)
(Cost: $1,332,012)(c)	1,332,012	1,332,012
TOTAL INVESTMENTS IN SECURITIES – 103.1% (Cost: $50,435,570)(d)		39,752,673
Liabilities in Excess of Foreign Currency and Other Assets – (3.1)%		(1,187,100)

NET ASSETS – 100.0%		$38,565,573

*	Non-income producing security.

(a)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(b)	Interest rate shown reflects yield as of September 30, 2009.

(c)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,267,679 and the total market value of the collateral held by the Fund was $1,332,012.

(d)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	29

Schedule of Investments (unaudited)

WisdomTree International Real Estate Fund

September 30, 2009

Investments	Shares	U.S. $ Value

COMMON STOCKS – 99.5%
Australia – 18.5%
Abacus Property Group	647,825	$251,565
Astro Japan Property Trust	467,413	189,757
Australand Property Group	666,327	311,675
CFS Retail Property Trust	489,753	868,785
Commonwealth Property Office Fund	507,559	425,549
Dexus Property Group	1,116,488	832,626
FKP Property Group(a)	344,301	230,936
GPT Group	2,715,440	1,641,611
GPT Group - In Specie*††	2,305,813	—
ING Office Fund	772,331	381,708
Lend Lease Corp., Ltd.	136,670	1,278,552
Macquarie Countrywide Trust	839,578	474,221
Macquarie Office Trust	1,731,978	458,567
Stockland	551,691	1,986,532
Westfield Group	487,323	5,978,210

Total Australia		15,310,294
Belgium – 0.8%
Cofinimmo	4,801	670,323
Finland – 0.4%
Citycon Oyj	73,845	313,024
France – 16.5%
Fonciere Des Regions	15,125	1,759,593
Gecina S.A.	31,986	3,810,445
ICADE	10,073	1,077,775
Klepierre	42,869	1,698,443
Mercialys S.A.	12,284	487,492
Societe Immobiliere de Location pour l’Industrie et le Commerce	4,715	607,453
Unibail-Rodamco SE	20,330	4,218,237

Total France		13,659,438
Germany – 0.6%
Alstria Office REIT-AG	20,771	239,245
Deutsche Euroshop AG	7,922	277,331

Total Germany		516,576
Hong Kong – 24.6%
Champion Real Estate Investment Trust	1,737,000	723,932
Cheung Kong Holdings Ltd.	239,238	3,035,988
China Overseas Land & Investment Ltd.(b)	256,400	554,482
GZI Real Estate Investment Trust	579,233	213,007
Hang Lung Group Ltd.	111,649	558,962
Hang Lung Properties Ltd.	433,283	1,596,148
Henderson Land Development Co., Ltd.	185,320	1,219,517
Hopewell Holdings Ltd.	121,500	381,743
Hysan Development Co., Ltd.	156,115	390,789
Kowloon Development Co., Ltd.	261,398	266,456
Link REIT (The)	368,446	811,051
New World Development Ltd.	355,125	764,316
Regal Real Estate Investment Trust	1,871,000	342,813
Shenzhen Investment Ltd.	532,000	205,934
Sino Land Co.	604,305	1,082,284

Investments	Shares	U.S. $ Value

Sino-Ocean Land Holdings Ltd.	244,000	$221,015
Sun Hung Kai Properties Ltd.	257,871	3,799,829
Sunlight Real Estate Investment Trust	1,099,000	259,504
Swire Pacific Ltd. Class A	111,959	1,316,052
Swire Pacific Ltd. Class B	374,798	817,296
Wharf Holdings Ltd.	299,545	1,590,477
Wheelock & Co., Ltd.	57,231	187,569

Total Hong Kong		20,339,164
Japan – 14.4%
Aeon Mall Co., Ltd.	6,696	139,776
DA Office Investment Corp.(b)	170	560,116
Daito Trust Construction Co., Ltd.	11,200	490,356
Daiwa House Industry Co., Ltd.	56,000	587,927
Frontier Real Estate Investment Corp.	41	318,255
Fukuoka REIT Corp.	44	257,508
Japan Excellent, Inc.	59	322,890
Japan Logistics Fund, Inc.	24	195,678
Japan Prime Realty Investment Corp.	184	448,415
Japan Real Estate Investment Corp.	79	647,635
Japan Retail Fund Investment Corp.	111	603,753
Kenedix Realty Investment Corp.	72	271,000
MID REIT, Inc.	103	231,688
Mitsubishi Estate Co., Ltd.	52,589	829,348
Mitsui Fudosan Co., Ltd.	47,308	802,601
Mori Hills REIT Investment Corp.	49	175,127
Mori Trust Sogo REIT, Inc.	46	372,480
Nippon Accommodations Fund, Inc.	41	228,503
Nippon Building Fund, Inc.	107	957,246
Nippon Commercial Investment Corp.	147	274,676
Nippon Residential Investment Corp.	83	213,954
Nomura Real Estate Holdings, Inc.	14,765	240,600
Nomura Real Estate Office Fund, Inc.	69	460,077
Orix JREIT, Inc.	68	353,158
Premier Investment Corp.	55	229,128
Sumitomo Real Estate Sales Co., Ltd.	3,816	136,811
Sumitomo Realty & Development Co., Ltd.	18,279	335,426
Tokyo Tatemono Co., Ltd.	41,751	204,710
Tokyu Land Corp.	45,168	181,106
Tokyu REIT, Inc.	46	230,167
Top REIT, Inc.	54	260,546
United Urban Investment Corp.	68	399,486

Total Japan		11,960,147
Netherlands – 4.3%
Corio N.V.	19,506	1,343,767
Eurocommercial Properties N.V.	11,491	454,510
Nieuwe Steen Investments Funds N.V.	19,200	357,824
VastNed Offices	13,434	237,601
VastNed Retail N.V.	7,305	469,713
Wereldhave N.V.	7,063	694,804

Total Netherlands		3,558,219
New Zealand – 0.9%
AMP NZ Office Trust	333,767	205,230
Goodman Property Trust	410,638	297,056

See Notes to Financial Statements.

30	WisdomTree International Dividend Sector Funds

Schedule of Investments (unaudited) (concluded)

WisdomTree International Real Estate Fund

September 30, 2009

Investments	Shares	U.S. $ Value

Kiwi Income Property Trust	327,749	$251,319

Total New Zealand		753,605
Singapore – 8.4%
Ascendas Real Estate Investment Trust(b)	536,901	735,402
Ascott Residence Trust	390,000	267,095
Cambridge Industrial Trust	662,280	213,859
CapitaCommercial Trust	724,635	534,843
CapitaLand Ltd.	326,589	862,220
CapitaMall Trust(b)	690,786	906,961
CDL Hospitality Trusts	506,432	517,556
City Developments Ltd.	44,103	323,014
Frasers Centrepoint Trust	288,432	235,405
Frasers Commercial Trust	1,357,070	154,098
Keppel Land Ltd.	121,168	235,620
Lippo-Mapletree Indonesia Retail Trust	563,782	184,053
Mapletree Logistics Trust	846,285	462,467
Singapore Land Ltd.	70,544	271,352
Starhill Global REIT	593,526	252,734
Suntec Real Estate Investment Trust	793,828	597,181
UOL Group Ltd.	98,000	239,253

Total Singapore		6,993,113
Sweden – 1.8%
Castellum AB	49,168	474,605
Fabege AB	59,439	348,499
Hufvudstaden AB Class A	44,800	358,766
Wihlborgs Fastigheter AB	15,344	283,606

Total Sweden		1,465,476
United Kingdom – 8.3%
British Land Co. PLC	160,310	1,218,374
Derwent London PLC	13,580	264,974
Hammerson PLC	97,174	612,802
Land Securities Group PLC	215,815	2,157,273
Segro PLC	449,421	2,641,522

Total United Kingdom		6,894,945
TOTAL COMMON STOCKS (Cost: $95,893,125)		82,434,324

Investments	Shares	U.S. $ Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.4%
MONEY MARKET FUND – 1.4%
Dreyfus Institutional Preferred Money Market Fund, 0.32%(c)
(Cost: $1,110,010)(d)	1,110,010	$1,110,010
TOTAL INVESTMENTS IN SECURITIES – 100.9% (Cost: $97,003,135)(e)		83,544,334
Liabilities in Excess of Foreign Currency and Other Assets – (0.9)%		(723,115)

NET ASSETS – 100.0%		$82,821,219
*	Non-income producing security.

††	Restricted security.

(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.

(b)	Security, or portion thereof, was on loan at September 30, 2009 (See Note 2).

(c)	Interest rate shown reflects yield as of September 30, 2009.

(d)	At September 30, 2009, the total market value of the Fund’s securities on loan was $1,049,611 and the total market value of the collateral held by the Fund was $1,110,010.

(e)	Aggregate cost for Federal income tax purposes is substantially the same as for book purposes.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	31

Statements of Assets and Liabilities (unaudited)

WisdomTree International Dividend Sector Funds

September 30, 2009

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
ASSETS:

Investments, at cost	$47,527,634	$29,424,924	$7,191,382	$16,337,869	$46,436,181

Foreign currency, at cost	112,325	84,819	3,464	23,158	172,280
Investments in securities, at value (including securities on loan) (Note 2)	42,012,882	26,219,461	7,732,982	15,256,994	39,773,210

Foreign currency, at value	113,357	85,662	3,510	23,309	173,001

Receivables:

Dividends and interest	69,356	43,009	20,304	49,377	42,453

Foreign tax reclaims	32,547	29,883	1,934	41,333	9,143
Total Assets	42,228,142	26,378,015	7,758,730	15,371,013	39,997,807
LIABILITIES:

Payables:

Investment securities purchased	136,759	—	—	—	—

Collateral for securities on loan (Note 2)	286,003	—	157,001	179,002	1,015,009

Advisory fees (Note 3)	19,801	11,768	3,553	6,676	17,600

Service fees (Note 2)	150	89	27	51	134
Total Liabilities	442,713	11,857	160,581	185,729	1,032,743
NET ASSETS	$41,785,429	$26,366,158	$7,598,149	$15,185,284	$38,965,064
NET ASSETS:

Paid-in capital	$61,733,239	$36,400,770	$8,601,965	$21,348,414	$51,990,515

Undistributed (Distributions in excess of) net investment income	25,710	25,521	14,829	(119)	49,302

Accumulated net realized loss on investments and foreign currency related transactions	(14,460,900)	(6,857,525)	(1,560,464)	(5,083,299)	(6,414,217)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(5,512,620)	(3,202,608)	541,819	(1,079,712)	(6,660,536)
NET ASSETS	$41,785,429	$26,366,158	$7,598,149	$15,185,284	$38,965,064
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,650,000	1,100,000	400,000	650,000	1,550,000
Net asset value per share	$25.32	$23.97	$19.00	$23.36	$25.14

See Notes to Financial Statements.

32	WisdomTree International Dividend Sector Funds

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

September 30, 2009

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
ASSETS:

Investments, at cost	$16,157,750	$23,158,821	$22,619,136	$13,580,814	$50,435,570	$97,003,135

Foreign currency, at cost	12,224	27,722	12,423	4,379	66,063	74,435
Investments in securities, at value (including securities on loan) (Note 2)	16,915,197	22,468,008	19,520,415	13,127,829	39,752,673	83,544,334

Foreign currency, at value	12,431	28,862	12,538	4,469	66,306	75,258

Receivables:

Dividends and interest	58,066	96,345	42,706	24,582	83,221	305,266

Foreign tax reclaims	14,117	46,983	25,276	2,193	12,668	44,569
Total Assets	16,999,811	22,640,198	19,600,935	13,159,073	39,914,868	83,969,427
LIABILITIES:

Due to foreign custodian	—	—	—	—	383	317

Payables:

Collateral for securities on loan (Note 2)	687,006	336,003	486,004	—	1,332,012	1,110,010

Advisory fees (Note 3)	7,514	10,382	8,958	5,870	16,773	37,596

Service fees (Note 2)	57	79	68	44	127	285
Total Liabilities	694,577	346,464	495,030	5,914	1,349,295	1,148,208
NET ASSETS	$16,305,234	$22,293,734	$19,105,905	$13,153,159	$38,565,573	$82,821,219
NET ASSETS:

Paid-in capital	$24,469,142	$25,733,422	$31,448,967	$15,923,318	$61,078,953	$139,337,718

Undistributed net investment income	1,855	52,387	13,431	22,144	50,707	64,730

Accumulated net realized loss on investments and foreign currency related transactions	(8,924,462)	(2,805,191)	(9,258,856)	(2,339,551)	(11,881,411)	(43,125,171)

Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	758,699	(686,884)	(3,097,637)	(452,752)	(10,682,676)	(13,456,058)
NET ASSETS	$16,305,234	$22,293,734	$19,105,905	$13,153,159	$38,565,573	$82,821,219
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,000,000	950,000	900,000	700,000	1,700,000	2,900,000
Net asset value per share	$16.31	$23.47	$21.23	$18.79	$22.69	$28.56

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	33

Statements of Operations (unaudited)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2009

	WisdomTree International Basic Materials Sector Fund	WisdomTree International Communications Sector Fund	WisdomTree International Consumer Discretionary Sector Fund	WisdomTree International Consumer Staples Sector Fund	WisdomTree International Energy Sector Fund
INVESTMENT INCOME:

Dividends[1]	$623,145	$821,728	$95,923	$261,686	$882,467

Interest	—	—	—	—	8

Securities lending income (Note 2)	35,544	18,828	2,007	5,066	34,633
Total investment income	658,689	840,556	97,930	266,752	917,108
EXPENSES:

Advisory fees (Note 3)	98,359	58,566	14,183	35,155	84,709

Service fees (Note 2)	746	444	108	267	643
Total expenses	99,105	59,010	14,291	35,422	85,352
Net investment income	559,584	781,546	83,639	231,330	831,756
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(5,425,308)	(1,227,680)	(512,853)	(432,796)	(2,673,940)

In-kind redemptions	—	(291,843)	—	(1,464,409)	—

Foreign currency related transactions	12,787	11,397	2,208	14,715	22,031
Net realized loss	(5,412,521)	(1,508,126)	(510,645)	(1,882,490)	(2,651,909)
Net change in unrealized appreciation (depreciation) from:

Investment transactions	19,307,460	6,323,496	2,226,363	5,694,208	11,043,754

Translation of assets and liabilities denominated in foreign currencies	3,409	(590)	180	1,916	1,455
Net change in unrealized appreciation	19,310,869	6,322,906	2,226,543	5,696,124	11,045,209
Net realized and unrealized gain on investments	13,898,348	4,814,780	1,715,898	3,813,634	8,393,300
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,457,932	$5,596,326	$1,799,537	$4,044,964	$9,225,056
[1]	Net of foreign withholding tax of $78,987, $96,221, $11,603, $29,160 and $111,314, respectively.

See Notes to Financial Statements.

34	WisdomTree International Dividend Sector Funds

Statements of Operations (unaudited) (concluded)

WisdomTree International Dividend Sector Funds

For the Six Months Ended September 30, 2009

	WisdomTree International Financial Sector Fund	WisdomTree International Health Care Sector Fund	WisdomTree International Industrial Sector Fund	WisdomTree International Technology Sector Fund	WisdomTree International Utilities Sector Fund	WisdomTree International Real Estate Fund
INVESTMENT INCOME:

Dividends[1]	$275,932	$281,831	$341,935	$136,599	$1,068,624	$1,595,321

Interest	—	—	—	—	10	—

Securities lending income (Note 2)	7,076	9,898	7,537	4,858	61,228	6,399
Total investment income	283,008	291,729	349,472	141,457	1,129,862	1,601,720
EXPENSES:

Advisory fees (Note 3)	34,203	56,689	42,756	26,154	82,446	163,794

Service fees (Note 2)	260	430	324	198	625	1,243
Total expenses	34,463	57,119	43,080	26,352	83,071	165,037
Net investment income	248,545	234,610	306,392	115,105	1,046,791	1,436,683
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,363,616)	(1,008,278)	(3,568,169)	(477,266)	(4,924,801)	(20,493,060)

In-kind redemptions	—	(118,217)	—	—	(3,612,271)	(4,943,409)

Foreign currency related transactions	9,650	8,001	879	(2,198)	15,874	34,630
Net realized loss	(2,353,966)	(1,118,494)	(3,567,290)	(479,464)	(8,521,198)	(25,401,839)
Net change in unrealized appreciation from:

Investment transactions	8,505,852	6,650,911	9,866,338	3,333,335	15,517,663	53,306,235

Translation of assets and liabilities denominated in foreign currencies	1,840	5,732	2,618	741	1,548	6,757
Net change in unrealized appreciation	8,507,692	6,656,643	9,868,956	3,334,076	15,519,211	53,312,992
Net realized and unrealized gain on investments	6,153,726	5,538,149	6,301,666	2,854,612	6,998,013	27,911,153
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,402,271	$5,772,759	$6,608,058	$2,969,717	$8,044,804	$29,347,836
[1]	Net of foreign withholding tax of $26,921, $31,288, $40,142, $17,626, $144,850 and $170,002, respectively.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	35

Statements of Changes in Net Assets

WisdomTree International Dividend Sector Funds

	WisdomTree International Basic Materials Sector Fund		WisdomTree International Communications Sector Fund		WisdomTree International Consumer Discretionary Sector Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$559,584	$1,338,674	$781,546	$1,111,794	$83,639	$115,877

Net realized loss on investments and foreign currency related transactions	(5,412,521)	(17,313,365)	(1,508,126)	(3,602,827)	(510,645)	(851,046)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	19,310,869	(23,070,470)	6,322,906	(8,363,716)	2,226,543	(1,830,099)
Net increase (decrease) in net assets resulting from operations	14,457,932	(39,045,161)	5,596,326	(10,854,749)	1,799,537	(2,565,268)
DIVIDENDS:

Net investment income	(527,351)	(2,053,360)	(794,175)	(1,211,790)	(76,784)	(137,014)
Total dividends	(527,351)	(2,053,360)	(794,175)	(1,211,790)	(76,784)	(137,014)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	5,395,320	7,868,329	4,722,871	18,309,854	3,273,445	4,973,804

Cost of shares redeemed	—	(37,817,240)	(1,972,383)	(17,901,471)	—	(4,973,804)
Net increase (decrease) in net assets resulting from capital share transactions	5,395,320	(29,948,911)	2,750,488	408,383	3,273,445	—
Net Increase (Decrease) in Net Assets	19,325,901	(71,047,432)	7,552,639	(11,658,156)	4,996,198	(2,702,282)
NET ASSETS:

Beginning of period	$22,459,528	$93,506,960	$18,813,519	$30,471,675	$2,601,951	$5,304,233

End of period	$41,785,429	$22,459,528	$26,366,158	$18,813,519	$7,598,149	$2,601,951
Undistributed (Distributions in excess of) net investment income included in net assets at end of period	$25,710	$(6,523)	$25,521	$38,150	$14,829	$7,974
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,400,000	2,600,000	1,000,000	1,000,000	200,000	200,000

Shares created	250,000	200,000	200,000	600,000	200,000	200,000

Shares redeemed	—	(1,400,000)	(100,000)	(600,000)	—	(200,000)
Shares outstanding, end of period	1,650,000	1,400,000	1,100,000	1,000,000	400,000	200,000

See Notes to Financial Statements.

36	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Consumer Staples Sector Fund		WisdomTree International Energy Sector Fund		WisdomTree International Financial Sector Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$231,330	$595,576	$831,756	$1,593,494	$248,545	$715,290

Net realized loss on investments and foreign currency related transactions	(1,882,490)	(2,450,013)	(2,651,909)	(6,188,971)	(2,353,966)	(6,240,436)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	5,696,124	(7,097,303)	11,045,209	(17,878,242)	8,507,692	(5,704,803)
Net increase (decrease) in net assets resulting from operations	4,044,964	(8,951,740)	9,225,056	(22,473,719)	6,402,271	(11,229,949)
DIVIDENDS:

Net investment income	(253,229)	(780,364)	(799,805)	(1,852,260)	(248,328)	(816,856)
Total dividends	(253,229)	(780,364)	(799,805)	(1,852,260)	(248,328)	(816,856)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	2,315,461	12,604,775	8,207,599	23,273,271	2,763,273	4,400,251

Cost of shares redeemed	(4,406,419)	(23,076,730)	—	(34,176,584)	—	(4,399,586)
Net increase (decrease) in net assets resulting from capital share transactions	(2,090,958)	(10,471,955)	8,207,599	(10,903,313)	2,763,273	665
Net Increase (Decrease) in Net Assets	1,700,777	(20,204,059)	16,632,850	(35,229,292)	8,917,216	(12,046,140)
NET ASSETS:

Beginning of period	$13,484,507	$33,688,566	$22,332,214	$57,561,506	$7,388,018	$19,434,158

End of period	$15,185,284	$13,484,507	$38,965,064	$22,332,214	$16,305,234	$7,388,018
Undistributed net investment income included in net assets at end of period	$(119)	$21,780	$49,302	$17,351	$1,855	$1,638
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	800,000	1,200,000	1,200,000	1,800,000	800,000	800,000

Shares created	100,000	600,000	350,000	600,000	200,000	200,000

Shares redeemed	(250,000)	(1,000,000)	—	(1,200,000)	—	(200,000)
Shares outstanding, end of period	650,000	800,000	1,550,000	1,200,000	1,000,000	800,000

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	37

Statements of Changes in Net Assets (continued)

WisdomTree International Dividend Sector Funds

	WisdomTree International Health Care Sector Fund		WisdomTree International Industrial Sector Fund		WisdomTree International Technology Sector Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$234,610	$535,128	$306,392	$1,213,570	$115,105	$136,598

Net realized loss on investments and foreign currency related transactions	(1,118,494)	(2,344,250)	(3,567,290)	(13,040,036)	(479,464)	(1,635,683)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	6,656,643	(5,457,390)	9,868,956	(10,469,966)	3,334,076	(2,377,204)
Net increase (decrease) in net assets resulting from operations	5,772,759	(7,266,512)	6,608,058	(22,296,432)	2,969,717	(3,876,289)
DIVIDENDS:

Net investment income	(313,244)	(704,426)	(335,017)	(1,394,860)	(110,087)	(157,924)
Total dividends	(313,244)	(704,426)	(335,017)	(1,394,860)	(110,087)	(157,924)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	13,747,633	1,954,780	5,911,137	4,950,021	4,770,546

Cost of shares redeemed	(888,060)	(13,182,312)	—	(19,743,464)	—	(4,770,546)
Net increase (decrease) in net assets resulting from capital share transactions	(888,060)	565,321	1,954,780	(13,832,327)	4,950,021	—
Net Increase (Decrease) in Net Assets	4,571,455	(7,405,617)	8,227,821	(37,523,619)	7,809,651	(4,034,213)
NET ASSETS:

Beginning of period	$17,722,279	$25,127,896	$10,878,084	$48,401,703	$5,343,508	$9,377,721

End of period	$22,293,734	$17,722,279	$19,105,905	$10,878,084	$13,153,159	$5,343,508
Undistributed net investment income included in net assets at end of period	$52,387	$131,021	$13,431	$42,056	$22,144	$17,126
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,000,000	1,000,000	800,000	1,600,000	400,000	400,000

Shares created	—	600,000	100,000	200,000	300,000	200,000

Shares redeemed	(50,000)	(600,000)	—	(1,000,000)	—	(200,000)
Shares outstanding, end of period	950,000	1,000,000	900,000	800,000	700,000	400,000

See Notes to Financial Statements.

38	WisdomTree International Dividend Sector Funds

Statements of Changes in Net Assets (concluded)

WisdomTree International Dividend Sector Funds

	WisdomTree International Utilities Sector Fund		WisdomTree International Real Estate Fund
	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$1,046,791	$2,551,271	$1,436,683	$3,889,118

Net realized loss on investments and foreign currency related transactions	(8,521,198)	(7,412,736)	(25,401,839)	(27,840,200)

Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	15,519,211	(22,651,867)	53,312,992	(50,145,090)
Net increase (decrease) in net assets resulting from operations	8,044,804	(27,513,332)	29,347,836	(74,096,172)
DIVIDENDS:

Net investment income	(1,055,351)	(2,592,420)	(1,592,381)	(2,071,270)
Total dividends	(1,055,351)	(2,592,420)	(1,592,381)	(2,071,270)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	9,851,705	12,930,102	20,349,806	27,103,803

Cost of shares redeemed	(6,730,720)	(32,930,600)	(5,903,444)	(23,279,174)
Net increase (decrease) in net assets resulting from capital share transactions	3,120,985	(20,000,498)	14,446,362	3,824,629
Net Increase (Decrease) in Net Assets	10,110,438	(50,106,250)	42,201,817	(72,342,813)
NET ASSETS:

Beginning of period	$28,455,135	$78,561,385	$40,619,402	$112,962,215

End of period	$38,565,573	$28,455,135	$82,821,219	$40,619,402
Undistributed net investment income included in net assets at end of period	$50,707	$59,267	$64,730	$220,428
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,600,000	2,400,000	2,400,000	2,700,002

Shares created	450,000	400,000	800,000	700,000

Shares redeemed	(350,000)	(1,200,000)	(300,000)	(1,000,002)
Shares outstanding, end of period	1,700,000	1,600,000	2,900,000	2,400,000

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	39

Financial Highlights

WisdomTree International Dividend Sector Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Basic Materials Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$16.04	$35.96	$32.03	$25.46
Investment operations:
Net investment income[2]	0.36	0.65	0.61	0.25
Net realized and unrealized gain (loss)	9.25	(19.29)	3.58	6.32
Total from investment operations	9.61	(18.64)	4.19	6.57
Dividends and distributions to shareholders:
Net investment income	(0.33)	(1.28)	(0.26)	—
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.33)	(1.28)	(0.26)	—
Net asset value, end of period	$25.32	$16.04	$35.96	$32.03

TOTAL RETURN[4]	60.25%	(52.10)%	13.09%	25.81%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$41,785	$22,460	$93,507	$6,406
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.88%[5]
Net investment income	3.30%[5]	2.21%	1.62%	1.89%[5]
Portfolio turnover rate[6]	29%	53%	11%	0%[7]

WisdomTree International Communications Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$18.81	$30.47	$28.97	$25.38
Investment operations:
Net investment income[2]	0.81	1.13	1.17	0.16
Net realized and unrealized gain (loss)	5.21	(11.58)	1.13	3.61
Total from investment operations	6.02	(10.45)	2.30	3.77
Dividends and distributions to shareholders:
Net investment income	(0.86)	(1.21)	(0.80)	(0.18)
Capital gains	—	—	(0.00)[3]	(0.00)[3]
Total dividends and distributions to shareholders	(0.86)	(1.21)	(0.80)	(0.18)
Net asset value, end of period	$23.97	$18.81	$30.47	$28.97

TOTAL RETURN[4]	32.74%	(34.87)%	7.62%	14.87%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$26,366	$18,814	$30,472	$23,174
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.72%[5]
Net investment income	7.74%[5]	4.47%	3.56%	1.43%[5]
Portfolio turnover rate[6]	13%	67%	19%	0%[7]
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[7]	Amount represents less than 1%.

See Notes to Financial Statements.

40	WisdomTree International Dividend Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Consumer Discretionary Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$13.01	$26.52	$30.44	$25.27
Investment operations:
Net investment income[2]	0.29	0.58	0.64	0.15
Net realized and unrealized gain (loss)	6.06	(13.40)	(3.89)	5.06
Total from investment operations	6.35	(12.82)	(3.25)	5.21
Dividends and distributions to shareholders:
Net investment income	(0.36)	(0.69)	(0.63)	(0.04)
Capital gains	—	—	(0.04)	(0.00)[3]
Total dividends and distributions to shareholders	(0.36)	(0.69)	(0.67)	(0.04)
Net asset value, end of period	$19.00	$13.01	$26.52	$30.44

TOTAL RETURN[4]	49.34%	(48.59)%	(10.82)%	20.63%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$7,598	$2,602	$5,304	$6,089
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.89%[5]
Net investment income	3.42%[5]	3.00%	2.11%	1.18%[5]
Portfolio turnover rate[6]	27%	46%	21%	3%

WisdomTree International Consumer Staples Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$16.86	$28.07	$28.23	$24.89
Investment operations:
Net investment income[2]	0.38	0.60	0.66	0.25
Net realized and unrealized gain (loss)	6.56	(11.14)	(0.31)	3.11
Total from investment operations	6.94	(10.54)	0.35	3.36
Dividends and distributions to shareholders:
Net investment income	(0.44)	(0.67)	(0.50)	(0.02)
Capital gains	—	—	(0.01)	(0.00)[3]
Total dividends and distributions to shareholders	(0.44)	(0.67)	(0.51)	(0.02)
Net asset value, end of period	$23.36	$16.86	$28.07	$28.23

TOTAL RETURN[4]	41.58%	(37.75)%	1.12%	13.49%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$15,185	$13,485	$33,689	$22,583
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.69%[5]
Net investment income	3.82%[5]	2.62%	2.30%	2.08%[5]
Portfolio turnover rate[6]	16%	53%	8%	2%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	41

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Energy Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$18.61	$31.98	$28.55	$25.44
Investment operations:
Net investment income[2]	0.63	1.01	0.79	0.22
Net realized and unrealized gain (loss)	6.51	(12.84)	3.18	2.92
Total from investment operations	7.14	(11.83)	3.97	3.14
Dividends and distributions to shareholders:
Net investment income	(0.61)	(1.54)	(0.53)	(0.03)
Capital gains	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.61)	(1.54)	(0.54)	(0.03)
Net asset value, end of period	$25.14	$18.61	$31.98	$28.55

TOTAL RETURN[3]	38.77%	(37.05)%	13.84%	12.36%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,965	$22,332	$57,562	$22,840
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%	0.69%[4]
Net investment income	5.70%[4]	3.49%	2.43%	1.82%[4]
Portfolio turnover rate[5]	16%	38%	13%	1%

WisdomTree International Financial Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$9.24	$24.29	$27.90	$25.34
Investment operations:
Net investment income[2]	0.28	0.89	0.89	0.19
Net realized and unrealized gain (loss)	7.06	(14.92)	(3.70)	2.42
Total from investment operations	7.34	(14.03)	(2.81)	2.61
Dividends and distributions to shareholders:
Net investment income	(0.27)	(1.02)	(0.74)	(0.05)
Capital gains	—	—	(0.06)	(0.00)[6]
Total dividends and distributions to shareholders	(0.27)	(1.02)	(0.80)	(0.05)
Net asset value, end of period	$16.31	$9.24	$24.29	$27.90

TOTAL RETURN[3]	80.12%	(58.33)%	(10.29)%	10.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,305	$7,388	$19,434	$22,321
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%	0.86%[4]
Net investment income	4.21%[4]	5.35%	3.24%	1.98%[4]
Portfolio turnover rate[5]	34%	57%	15%	5%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

42	WisdomTree International Dividend Sector Funds

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Health Care Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$17.72	$25.13	$26.92	$24.93
Investment operations:
Net investment income[2]	0.25	0.53	0.82	0.22
Net realized and unrealized gain (loss)	5.83	(7.33)	(2.05)	1.78
Total from investment operations	6.08	(6.80)	(1.23)	2.00
Dividends and distributions to shareholders:
Net investment income	(0.33)	(0.61)	(0.55)	(0.01)
Capital gains	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.33)	(0.61)	(0.56)	(0.01)
Net asset value, end of period	$23.47	$17.72	$25.13	$26.92

TOTAL RETURN[3]	34.60%	(27.28)%	(4.66)%	8.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$22,294	$17,722	$25,128	$21,536
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%	0.69%[4]
Net investment income	2.40%[4]	2.44%	3.05%	1.81%[4]
Portfolio turnover rate[5]	15%	29%	4%	3%

WisdomTree International Industrial Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$13.60	$30.25	$31.14	$25.39
Investment operations:
Net investment income[2]	0.37	0.93	0.64	0.23
Net realized and unrealized gain (loss)	7.67	(16.18)	(1.05)	5.54
Total from investment operations	8.04	(15.25)	(0.41)	5.77
Dividends and distributions to shareholders:
Net investment income	(0.41)	(1.40)	(0.45)	(0.02)
Capital gains	—	—	(0.03)	(0.00)[6]
Total dividends and distributions to shareholders	(0.41)	(1.40)	(0.48)	(0.02)
Net asset value, end of period	$21.23	$13.60	$30.25	$31.14

TOTAL RETURN[3]	59.94%	(50.94)%	(1.38)%	22.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$19,106	$10,878	$48,402	$24,910
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%	0.76%[4]
Net investment income	4.16%[4]	3.92%	1.93%	1.98%[4]
Portfolio turnover rate[5]	36%	43%	11%	1%
[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

[6]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	43

Financial Highlights (continued)

WisdomTree International Dividend Sector Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Technology Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$13.36	$23.44	$26.23	$25.13
Investment operations:
Net investment income[2]	0.21	0.34	0.36	0.11
Net realized and unrealized gain (loss)	5.43	(10.03)	(2.94)	1.02
Total from investment operations	5.64	(9.69)	(2.58)	1.13
Dividends and distributions to shareholders:
Net investment income	(0.21)	(0.39)	(0.21)	(0.03)
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.21)	(0.39)	(0.21)	(0.03)
Net asset value, end of period	$18.79	$13.36	$23.44	$26.23

TOTAL RETURN[4]	42.50%	(41.44)%	(9.85)%	4.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$13,153	$5,344	$9,378	$5,246
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.91%[5]
Net investment income	2.55%[5]	1.82%	1.28%	0.87%[5]
Portfolio turnover rate[6]	20%	79%	14%	2%

WisdomTree International Utilities Sector Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Period October 13, 2006[1] through March 31, 2007
Net asset value, beginning of period	$17.78	$32.73	$29.71	$24.96
Investment operations:
Net investment income[2]	0.72	1.25	0.55	0.18
Net realized and unrealized gain (loss)	4.98	(14.74)	2.75	4.61
Total from investment operations	5.70	(13.49)	3.30	4.79
Dividends and distributions to shareholders:
Net investment income	(0.79)	(1.46)	(0.28)	(0.04)
Capital gains	—	—	(0.00)[3]	—
Total dividends and distributions to shareholders	(0.79)	(1.46)	(0.28)	(0.04)
Net asset value, end of period	$22.69	$17.78	$32.73	$29.71

TOTAL RETURN[4]	32.60%	(42.00)%	11.05%	19.18%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$38,566	$28,455	$78,561	$23,768
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[5]	0.58%	0.58%	0.58%[5]
Expenses, prior to expense reimbursements	0.58%[5]	0.58%	0.58%	0.68%[5]
Net investment income	7.36%[5]	4.53%	1.62%	1.38%[5]
Portfolio turnover rate[6]	21%	50%	13%	1%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]	Amount represents less than $0.005.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed by the investment adviser (Note 2).

[5]	Annualized.

[6]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

44	WisdomTree International Dividend Sector Funds

Financial Highlights (concluded)

WisdomTree International Dividend Funds

September 30, 2009

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International Real Estate Fund	For the Six Months Ended September 30, 2009 (unaudited)	For the Year Ended March 31, 2009	For the Period June 5, 2007[1] through March 31, 2008
Net asset value, beginning of period	$16.92	$41.84	$51.89
Investment operations:
Net investment income[2]	0.59	1.35	1.22
Net realized and unrealized gain (loss)	11.72	(25.46)	(9.32)
Total from investment operations	12.31	(24.11)	(8.10)
Dividends to shareholders:
Net investment income	(0.67)	(0.81)	(1.95)
Total dividends to shareholders	(0.67)	(0.81)	(1.95)
Net asset value, end of period	$28.56	$16.92	$41.84

TOTAL RETURN[3]	73.51%	(57.85)%	(15.90)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$82,821	$40,619	$112,962
Ratio to average net assets of:
Expenses, net of expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Expenses, prior to expense reimbursements	0.58%[4]	0.58%	0.58%[4]
Net investment income	5.09%[4]	4.55%	3.17%[4]
Portfolio turnover rate[5]	23%	35%	15%

[1]	Commencement of investment operations.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[4]	Annualized.

[5]	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See Notes to Financial Statements.

WisdomTree International Dividend Sector Funds	45

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to a Trust Instrument dated December 15, 2005. As of September 30, 2009, the Trust offered 51 investment funds (each a “Fund,” collectively, the “Funds”). The Funds described herein commenced operations on October 13, 2006, with the exception of the WisdomTree International Real Estate Fund, which commenced operations on June 5, 2007.

These financial statements relate only to the WisdomTree International Basic Materials Sector Fund (“International Basic Materials Sector Fund”), WisdomTree International Communications Sector Fund (“International Communications Sector Fund”), WisdomTree International Consumer Discretionary Sector Fund (“International Consumer Discretionary Sector Fund”), WisdomTree International Consumer Staples Sector Fund (“International Consumer Staples Sector Fund”), WisdomTree International Energy Sector Fund (“International Energy Sector Fund”), WisdomTree International Financial Sector Fund (“International Financial Sector Fund”), WisdomTree International Health Care Sector Fund (“International Health Care Sector Fund”), WisdomTree International Industrial Sector Fund (“International Industrial Sector Fund”), WisdomTree International Technology Sector Fund (“International Technology Sector Fund”), WisdomTree International Utilities Sector Fund (“International Utilities Sector Fund”) and WisdomTree International Real Estate Fund (“International Real Estate Fund”), together the “International Dividend Sector Funds.”

Each Fund seeks investment returns that closely correspond to the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree Investments, Inc. (“Wisdom Tree Investments”). Each Fund described herein is considered to be non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards.

Guarantees — In the normal course of business the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates — The preparation of financial statements in conformity with GAAP, requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The Net Asset Value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange, generally 4:00 p.m. New York time. NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Securities traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Funds may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and in accordance with procedures approved by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Fair Value Measurement — GAAP provides guidance on fair value measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumption in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as

46	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited) (continued)

amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s net asset value is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict and acts of terrorism.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s assets carried at fair value:

International Basic Materials Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$41,684,590	$—	$—
Money Market Fund	—	328,292	—
Total	$41,684,590	$328,292	$—

International Communications Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$26,213,444	$—	$—
Money Market Fund	—	6,017	—
Total	$26,213,444	$6,017	$—

International Consumer Discretionary Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$7,574,549	$—	$—
Money Market Fund	—	158,433	—
Total	$7,574,549	$158,433	$—

International Consumer Staples Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$15,076,292	$—	$—
Money Market Fund	—	180,702	—
Total	$15,076,292	$180,702	$—

International Energy Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$38,748,741	$—	$—
Money Market Fund	—	1,024,469	—
Total	$38,748,741	$1,024,469	$—

International Financial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$16,217,853	$—	$—
Rights	6,172	—
Warrants	—	909	—
Money Market Fund	—	690,263	—
Total	$16,224,025	$691,172	$—

WisdomTree International Dividend Sector Funds	47

Notes to Financial Statements (unaudited) (continued)

International Health Care Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$22,123,718	$6,891	$—
Money Market Fund	—	337,399	—
Total	$22,123,718	$344,290	$—

International Industrial Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$19,033,274	$—	$—
Money Market Fund	—	487,141	—
Total	$19,033,274	$487,141	$—

International Technology Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$13,122,623	$—	$—
Money Market Fund	—	5,206	—
Total	$13,122,623	$5,206	$—

International Utilities Sector Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$38,420,661	$—	$—
Money Market Fund	—	1,332,012	—
Total	$38,420,661	$1,332,012	$—

International Real Estate Fund	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$81,971,857	$462,467	$—
Money Market Fund	—	1,110,010	—
Total	$81,971,857	$1,572,477	$—

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

International Consumer Staples Sector Fund	Common Stocks
Balance as of April 1, 2009	$31,662
Realized gain (loss)	(84,050)
Change in unrealized appreciation (depreciation)	52,388
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

International Financial Sector Fund	Common Stocks
Balance as of April 1, 2009	$2,760
Realized gain (loss)	(40,540)
Change in unrealized appreciation (depreciation)	37,780
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of September 30, 2009	$—

48	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited) (continued)

International Industrial Sector Fund	Common Stocks
Balance as of April 1, 2009	$4,371
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in and/or out of Level 3	(4,371)
Balance as of September 30, 2009	$—

Derivative and Hedging Disclosure — GAAP requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is effective for fiscal years beginning November 15, 2008 and interim periods within those fiscal years. The Funds did not invest in derivative instruments for the six months ended September 30, 2009.

Investment Transactions — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on foreign currency transactions in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Investment Income — Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses/Reimbursements — WisdomTree Asset Management (“WTAM”) has agreed to pay all expenses of the Funds, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of each Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s chief compliance officer; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to WTAM.

Pursuant to a separate contractual arrangement, WTAM has arranged for the provision of chief compliance officer (“CCO”) services to the Funds and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees, in exchange for a service fee paid by each Fund of up to 0.0044% of each Fund’s average daily net assets. Trustees fees, which are included in Service Fees on the Statements of Operations, of $180,782 have been paid on behalf of the Funds of the Trust to the Independent Trustees for the six months ended September 30, 2009.

Currency Transactions — The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with distributions to shareholders. The Funds do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Transactions — A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A forward contract generally has no margin deposit requirement, and no commissions are charged at any stage for trades.

Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. Dollar or each other.

Fluctuations in the value of open forward contracts are recorded for book purposes as unrealized gains or losses on forward foreign currency contracts by the Funds. Realized gains and losses on forward foreign currency contracts include net gains or losses recognized by the Funds on contracts which have matured. The Funds did not have any forward currency exchange contracts open at September 30, 2009.

Security Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to

WisdomTree International Dividend Sector Funds	49

Notes to Financial Statements (unaudited) (continued)

102% of the market value of domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

The securities lending income earned by the Funds is disclosed on the Statements of Operations.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments in which a Fund may invest include short-term obligations issued by the U.S. Government, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”). Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code. It is the policy of each Fund to pay out dividends, if any, to investors at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes, are reported as a tax return of capital.

3. ADVISER FEES AND TRANSACTIONS

As investment adviser, WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM also arranges for sub-advisory, transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate. Under the Investment Advisory Agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except compensation and expenses of the Independent Trustees, counsel to the Independent Trustees and the Trust’s Chief Compliance Officer, interest expenses and taxes, brokerage expenses, and other expenses connected with the execution of portfolio transactions, any distribution fees or expenses, legal fees or expenses and extraordinary expenses. Pursuant to a separate contractual arrangement, WTAM arranges for the provision of chief compliance officer (“CCO”) services with respect to each Fund and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee of up to 0.0044%. As of October 1, 2009, WTAM provides CCO services to the Trust. The fees paid to WTAM for providing advisory services are listed below.

Fund	Fee Rate
International Basic Materials Sector Fund	0.58%
International Communications Sector Fund	0.58%
International Consumer Discretionary Sector Fund	0.58%
International Consumer Staples Sector Fund	0.58%
International Energy Sector Fund	0.58%
International Financial Sector Fund	0.58%
International Health Care Sector Fund	0.58%
International Industrial Sector Fund	0.58%
International Technology Sector Fund	0.58%
International Utilities Sector Fund	0.58%
International Real Estate Fund	0.58%

50	WisdomTree International Dividend Sector Funds

Notes to Financial Statements (unaudited) (continued)

Each Fund may purchase shares of an affiliated exchange traded fund(s) in secondary market transactions. For the six months ended September 30, 2009, there were no transactions in affiliated ETFs.

4. CAPITAL SHARE TRANSACTIONS

As of September 30, 2009, there was an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a portfolio sampling representation of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a purchase transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind purchases and redemptions and short-term investments) for the six months ended September 30, 2009 were as follows:

Fund	Purchases	Sales
International Basic Materials Sector Fund	$10,086,742	$9,656,035
International Communications Sector Fund	2,649,725	2,684,867
International Consumer Discretionary Sector Fund	1,361,062	1,335,661
International Consumer Staples Sector Fund	1,938,576	1,921,087
International Energy Sector Fund	4,708,924	4,724,840
International Financial Sector Fund	4,102,726	3,917,991
International Health Care Sector Fund	2,991,059	3,017,706
International Industrial Sector Fund	5,393,826	5,361,919
International Technology Sector Fund	2,016,509	1,882,489
International Utilities Sector Fund	6,137,188	6,134,856
International Real Estate Fund	13,149,018	13,034,960

For the six months ended September 30, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Redemptions
International Basic Materials Sector Fund	$5,345,062	$—
International Communications Sector Fund	4,707,792	1,877,987
International Consumer Discretionary Sector Fund	3,271,421	—
International Consumer Staples Sector Fund	2,308,291	4,376,310
International Energy Sector Fund	8,125,509	—
International Financial Sector Fund	2,740,986	—
International Health Care Sector Fund	—	878,323
International Industrial Sector Fund	1,952,575	—
International Technology Sector Fund	4,930,935	—
International Utilities Sector Fund	9,777,519	6,640,344
International Real Estate Fund	20,219,379	5,870,929

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

WisdomTree International Dividend Sector Funds	51

Notes to Financial Statements (unaudited) (concluded)

6. FEDERAL INCOME TAXES

At September 30. 2009, the cost of investments (including securities on loan) for Federal income tax purposes was substantially the same as for book purposes, as indicated below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
International Basic Materials Sector Fund	$47,527,634	$1,366,629	$(6,881,381)	$(5,514,752)
International Communications Sector Fund	29,424,924	551,259	(3,756,722)	(3,205,463)
International Consumer Discretionary Sector Fund	7,191,382	743,452	(201,852)	541,600
International Consumer Staples Sector Fund	16,337,869	441,319	(1,522,194)	(1,080,875)
International Energy Sector Fund	46,436,181	1,090,247	(7,753,218)	(6,662,971)
International Financial Sector Fund	16,157,750	1,766,966	(1,009,519)	757,447
International Health Care Sector Fund	23,158,821	1,228,611	(1,919,424)	(690,813)
International Industrial Sector Fund	22,619,136	694,770	(3,793,491)	(3,098,721)
International Technology Sector Fund	13,580,814	621,402	(1,074,387)	(452,985)
International Utilities Sector Fund	50,435,570	170,855	(10,853,752)	(10,682,897)
International Real Estate Fund	97,003,135	2,851,986	(16,310,787)	(13,458,801)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. As of and during the six months ended September 30, 2009, the Funds did not have any liabilities for unrecognized tax benefits. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Portfolios file tax returns with the U.S. Internal Revenue Service, New York, and various states. Generally, each of the tax years in the three year period ended March 31, 2009, remains subject to examination by taxing authorities.

7. SUBSEQUENT EVENT

In accordance with GAAP provisions, management of the Funds has evaluated the possibility of subsequent events existing in the Funds’ financial statements through November 27, 2009. Management has determined that there are no material events that would require disclosure in the Funds’ financial statements through this date.

52	WisdomTree International Dividend Sector Funds

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained by calling 866-909-9473; or writing to: WisdomTree Trust, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the Securities and Exchange Commission (“SEC”) no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 866-909-9473 or through the Trust’s website at www.wisdomtree.com. The Funds’ Form N-PX is also available on the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available, without charge, upon request on the SEC’s website at www.sec.gov, and are also available by calling the Trust at 1-866-909-WISE. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330). (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfosec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com.

The Fund’s Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

WisdomTree International Dividend Sector Funds	53

The WisdomTree Family of Funds

The following is a list of WisdomTree Funds being offered, along with their respective ticker symbols as of September 30, 2009:

WisdomTree Domestic Dividend Funds

WisdomTree Total Dividend Fund (DTD)

WisdomTree Equity Income Fund (DHS)

WisdomTree LargeCap Dividend Fund (DLN)

WisdomTree Dividend ex-Financials Fund (DTN)

WisdomTree MidCap Dividend Fund (DON)

WisdomTree SmallCap Dividend Fund (DES)

WisdomTree International Dividend Funds

WisdomTree DEFA Fund (DWM)

WisdomTree DEFA Equity Income Fund (DTH)

WisdomTree Europe Total Dividend Fund (DEB)

WisdomTree Global Equity Income Fund (DEW)

WisdomTree Europe SmallCap Dividend Fund (DFE)

WisdomTree Japan Total Dividend Fund (DXJ)

WisdomTree World ex-U.S. Growth Fund (DNL)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

WisdomTree Pacific ex-Japan Total Dividend Fund (DND)

WisdomTree Pacific ex-Japan Equity Income Fund (DNH)

WisdomTree International LargeCap Dividend Fund (DOL)

WisdomTree International Dividend ex-Financials Fund (DOO)

WisdomTree International MidCap Dividend Fund (DIM)

WisdomTree International SmallCap Dividend Fund (DLS)

WisdomTree Emerging Markets Equity Income Fund (DEM)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

WisdomTree Middle East Dividend Fund (GULF)

WisdomTree International Dividend Sector Funds

WisdomTree International Basic Materials Sector Fund (DBN)

WisdomTree International Communications Sector Fund (DGG)

WisdomTree International Consumer Discretionary Sector Fund (DPC)

WisdomTree International Consumer Staples Sector Fund (DPN)

WisdomTree International Energy Sector Fund (DKA)

WisdomTree International Financial Sector Fund (DRF)

WisdomTree International Health Care Sector Fund (DBR)

WisdomTree International Industrial Sector Fund (DDI)

WisdomTree International Technology Sector Fund (DBT)

WisdomTree International Utilities Sector Fund (DBU)

WisdomTree International Real Estate Fund (DRW)

WisdomTree Domestic and International Earnings Funds

WisdomTree Total Earnings Fund (EXT)

WisdomTree Earnings 500 Fund (EPS)

WisdomTree MidCap Earnings Fund (EZM)

WisdomTree SmallCap Earnings Fund (EES)

WisdomTree Earnings Top 100 Fund (EEZ)

WisdomTree LargeCap Value Fund (EZY)

WisdomTree LargeCap Growth Fund (ROI)

WisdomTree India Earnings Fund (EPI)

WisdomTree Currency Income Funds

WisdomTree U.S. Short-Term Government Income Fund (USY)

WisdomTree Dreyfus Brazilian Real Fund (BZF)

WisdomTree Dreyfus Chinese Yuan Fund (CYB)

WisdomTree Dreyfus Emerging Currency Fund (CEW)

WisdomTree Dreyfus Euro Fund (EU)

WisdomTree Dreyfus Indian Rupee Fund (ICN)

WisdomTree Dreyfus Japanese Yen Fund (JYF)

WisdomTree Dreyfus New Zealand Dollar Fund (BNZ)

WisdomTree Dreyfus South African Rand Fund (SZR)

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission (“SEC”) as series of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree Investments, Inc., serves as the investment adviser to the WisdomTree Trust. None of the WisdomTree entities are affiliated with ALPS Distributors, Inc., the Funds’ distributor. WisdomTree Investments, its affiliates and their independent providers are not liable for any informational errors, incompleteness, or delays, or for any actions taken in reliance on information contained herein.

Investors should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus, containing this and other information, is available at www.wisdomtree.com, or by calling 1-866-909-WISE (9473). Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal. Past performance does not guarantee future results. Indexes are unmanaged and you can not invest directly in an index.

There are risks associated with investing including possible loss of principal. In addition to the normal risks of investing, foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country increase the impact of events and developments associated with the region which can adversely affect performance. Funds focusing on a single country, sector and/or smaller companies generally experience greater price volatility. Investments in emerging frontier markets are generally less liquid and less efficient than developed markets. Investments in currency involve additional special risks, such as credit risk, interest rate fluctuations, derivative investment risk and the effect of varied economic conditions. Derivatives can be volatile and may be less liquid than other securities. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting issuers. Unlike typical exchange-traded funds, there are no indexes that the currency funds attempt to track or replicate. Thus, the ability of the currency Funds to achieve their objectives will depend on the effectiveness of the portfolio manager. Please read the Fund’s prospectus for specific details regarding each Fund’s risk profile. Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only in large amounts of 50,000 shares or more.

WisdomTree Trust

380 Madison Avenue, 21st Floor

New York, NY 10017

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WisdomTree International Dividend Sector ETFs

WisdomTree International Basic Materials Sector Fund

WisdomTree International Communications Sector Fund

WisdomTree International Consumer Discretionary Sector Fund

WisdomTree International Consumer Staples Sector Fund

WisdomTree International Energy Sector Fund

WisdomTree International Financial Sector Fund

WisdomTree International Health Care Sector Fund

WisdomTree International Industrial Sector Fund

WisdomTree International Technology Sector Fund

WisdomTree International Utilities Sector Fund

WisdomTree International Real Estate Fund

WisdomTree Fund shares are distributed by ALPS Distributors, Inc.

WIS002175 (11/2010)

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

The schedule is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the President and Treasurer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, is made known to them by others within those entities.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WisdomTree Trust

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date: December 9, 2009

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date: December 9, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ JONATHAN L. STEINBERG
Name:	Jonathan L. Steinberg
Title:	President

Date: December 9, 2009

By:	/s/ AMIT MUNI
Name:	Amit Muni
Title:	Treasurer

Date: December 9, 2009